PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.1%
Basic Materials - 1.2%
Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$2,600,000	$2,361,195
3.950% due 09/10/50 ~	1,500,000	1,409,499
4.750% due 03/16/52 ~	1,750,000	1,829,842
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	700,000	627,363

		6,227,899

Communications - 3.7%
AT&T, Inc.
2.550% due 12/01/33	700,000	623,308
3.500% due 09/15/53	2,953,000	2,602,374
3.850% due 06/01/60	1,900,000	1,707,443
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/41	1,400,000	1,167,068
3.850% due 04/01/61	2,800,000	2,259,890
Cox Communications, Inc. 1.800% due 10/01/30 ~	1,000,000	858,941
Expedia Group, Inc. 4.625% due 08/01/27	2,000,000	2,081,300
Rogers Communications, Inc. (Canada) 4.550% due 03/15/52 ~	2,200,000	2,193,533
Sprint Communications, Inc. 6.000% due 11/15/22	1,000,000	1,023,740
T-Mobile USA, Inc.
2.250% due 02/15/26 ~	1,000,000	943,400
2.250% due 11/15/31	1,000,000	876,366
3.375% due 04/15/29 ~	600,000	571,500
Verizon Communications, Inc.
1.680% due 10/30/30	1,200,000	1,047,939
3.400% due 03/22/41	1,800,000	1,692,172

		19,648,974

Consumer, Cyclical - 7.2%
Air Canada Pass-Through Trust Class A (Canada) 4.125% due 11/15/26 ~	1,329,657	1,293,490
American Airlines Pass-Through Trust Class A 2.875% due 01/11/36	975,000	883,751
American Airlines Pass-Through Trust Class AA 3.600% due 03/22/29	1,359,995	1,324,799
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	650,000	589,995
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	2,000,000	1,995,250
British Airways Pass-Through Trust Class A (United Kingdom)
3.350% due 12/15/30 ~	1,136,353	1,078,249
4.625% due 12/20/25 ~	680,346	684,172
British Airways Pass-Through Trust Class AA (United Kingdom) 3.300% due 06/15/34 ~	2,693,266	2,553,730
Continental Airlines Pass-Through Trust Class A 4.000% due 04/29/26	1,202,387	1,200,505
Delta Air Lines Pass-Through Trust Class AA 3.625% due 01/30/29	286,883	284,622
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% due 10/20/25 ~	2,000,000	2,013,193

	Principal Amount	Value
Ford Motor Credit Co. LLC
2.300% due 02/10/25	$ 325,000	$ 308,860
2.900% due 02/16/28	1,800,000	1,630,611
3.375% due 11/13/25	1,050,000	1,027,457
4.542% due 08/01/26	1,550,000	1,550,310
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	900,000	852,377
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875% due 07/01/31 ~	1,450,000	1,349,624
International Game Technology PLC 4.125% due 04/15/26 ~	2,500,000	2,473,037
Kohl’s Corp. 3.375% due 05/01/31	1,750,000	1,692,148
Lowe’s Cos., Inc. 4.450% due 04/01/62	1,500,000	1,563,483
Magallanes, Inc. 5.050% due 03/15/42 ~	1,250,000	1,277,629
Marriott International, Inc. 3.500% due 10/15/32	1,750,000	1,668,981
Meritage Homes Corp. 3.875% due 04/15/29 ~	1,875,000	1,789,875
MGM Resorts International 6.000% due 03/15/23	1,200,000	1,228,638
New Red Finance, Inc. (Canada) 3.875% due 01/15/28 ~	1,000,000	949,380
Six Flags Entertainment Corp. 4.875% due 07/31/24 ~	2,500,000	2,503,000
United Airlines Pass-Through Trust Class A 2.900% due 11/01/29	372,033	338,454
United Airlines Pass-Through Trust Class AA 4.150% due 02/25/33	597,249	604,806
US Airways Pass-Through Trust Class A 4.625% due 12/03/26	947,587	914,582

		37,625,008

Consumer, Non-Cyclical - 5.6%
AmerisourceBergen Corp. 2.700% due 03/15/31	3,500,000	3,239,475
Amgen, Inc.
3.150% due 02/21/40	1,250,000	1,145,704
4.200% due 02/22/52	700,000	726,238
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.000% due 01/17/43	2,500,000	2,467,040
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.450% due 01/23/39	2,500,000	2,928,790
BAT Capital Corp. (United Kingdom) 5.650% due 03/16/52	1,050,000	1,067,885
Block, Inc. 2.750% due 06/01/26 ~	2,000,000	1,892,800
Centene Corp.
2.450% due 07/15/28	750,000	686,269
2.500% due 03/01/31	1,600,000	1,414,672
HCA, Inc. 3.375% due 03/15/29 ~	1,750,000	1,705,037
Humana, Inc. 3.950% due 03/15/27	1,000,000	1,017,342
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.000% due 05/15/32 ~	1,650,000	1,488,523
Kraft Heinz Foods Co. 4.375% due 06/01/46	3,700,000	3,668,143
Sysco Corp. 3.150% due 12/14/51	900,000	769,758
Universal Health Services, Inc.
2.650% due 10/15/30 ~	2,000,000	1,818,573

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
2.650% due 01/15/32 ~	$ 1,050,000	$ 945,429
Viatris, Inc. 3.850% due 06/22/40	2,750,000	2,385,633

		29,367,311

Energy - 4.6%
Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39 ~	1,900,000	1,656,840
Cheniere Energy Partners LP 4.500% due 10/01/29	1,500,000	1,509,278
Diamondback Energy, Inc. 4.250% due 03/15/52	1,350,000	1,337,703
DT Midstream, Inc. due 04/15/32 # ~	1,000,000	1,003,860
Energy Transfer LP
4.750% due 01/15/26	4,100,000	4,264,475
5.000% due 05/15/44	1,550,000	1,522,494
6.500% due 11/15/26	1,000,000	985,300
Enterprise Products Operating LLC 3.300% due 02/15/53	900,000	770,872
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,053,174
MPLX LP
4.950% due 03/14/52	1,000,000	1,043,789
5.200% due 12/01/47	1,600,000	1,702,708
6.875% due 02/15/23	1,750,000	1,723,750
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	1,102,920
Sempra Infrastructure Partners LP 3.250% due 01/15/32 ~	900,000	832,532
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	2,850,000	2,746,146

		24,255,841

Financial - 16.3%
ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	1,000,000	910,009
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.300% due 01/30/32	1,000,000	903,068
Air Lease Corp.
3.000% due 02/01/30	500,000	461,167
4.650% due 06/15/26	2,700,000	2,430,000
Aon Corp./Aon Global Holdings PLC 3.900% due 02/28/52	850,000	841,491
Assured Guaranty US Holdings, Inc. 3.600% due 09/15/51	1,150,000	997,091
Avolon Holdings Funding Ltd. (Ireland) 2.750% due 02/21/28 ~	3,650,000	3,252,259
Bank of America Corp.
2.482% due 09/21/36	2,500,000	2,153,347
2.687% due 04/22/32	2,000,000	1,842,275
2.972% due 02/04/33	2,000,000	1,876,134
3.846% due 03/08/37	1,000,000	959,016
4.375% due 01/27/27	1,500,000	1,413,450
BNP Paribas SA (France)
2.871% due 04/19/32 ~	2,900,000	2,643,243
4.625% due 02/25/31 ~	1,600,000	1,432,016
Broadstone Net Lease LLC 2.600% due 09/15/31	1,000,000	892,169
Citigroup, Inc.
3.057% due 01/25/33	1,500,000	1,403,096
4.600% due 03/09/26	3,000,000	3,115,030
Corebridge Financial, Inc. due 04/05/42 # ~	750,000	755,115
Credit Agricole SA (France) 4.750% due 03/23/29 ~	1,500,000	1,364,895
Fidelity National Financial, Inc. 3.200% due 09/17/51	1,000,000	790,552

	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc. 3.250% due 01/15/32	$ 600,000	$ 545,379
Goldman Sachs Group, Inc.
2.383% due 07/21/32	1,600,000	1,420,009
2.615% due 04/22/32	4,000,000	3,643,721
3.102% due 02/24/33	1,200,000	1,132,381
Hill City Funding Trust 4.046% due 08/15/41 ~	1,200,000	1,009,130
Host Hotels & Resorts LP REIT
2.900% due 12/15/31	2,200,000	1,968,756
3.375% due 12/15/29	1,900,000	1,812,766
HSBC Holdings PLC (United Kingdom)
2.871% due 11/22/32	1,350,000	1,228,806
4.700% due 03/09/31	1,450,000	1,303,188
JPMorgan Chase & Co. 2.963% due 01/25/33	8,450,000	7,975,022
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	2,650,000	2,112,580
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	1,800,000	1,625,760
Morgan Stanley
2.475% due 01/21/28	2,200,000	2,100,587
2.484% due 09/16/36	5,100,000	4,381,003
2.943% due 01/21/33	3,000,000	2,816,788
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/59 ~	1,500,000	1,365,430
OneMain Finance Corp.
5.375% due 11/15/29	1,750,000	1,703,205
6.125% due 03/15/24	2,100,000	2,154,946
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,034,989
Standard Chartered PLC (United Kingdom) 3.603% due 01/12/33 ~	1,000,000	926,874
Stewart Information Services Corp. 3.600% due 11/15/31	800,000	729,053
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,121,681
UBS Group AG (Switzerland) 4.875% due 02/12/27 ~	1,500,000	1,450,800
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,500,000	1,461,225
4.625% due 12/01/29 ~	3,750,000	3,747,637
Wells Fargo & Co. 4.400% due 06/14/46	2,200,000	2,290,298

		85,497,437

Industrial - 3.2%
Allegion US Holding Co., Inc. 3.550% due 10/01/27	2,289,000	2,253,053
Berry Global, Inc. 4.875% due 07/15/26 ~	2,000,000	2,022,420
Flowserve Corp. 2.800% due 01/15/32	2,800,000	2,481,205
Masco Corp. 7.750% due 08/01/29	950,000	1,153,689
nVent Finance SARL (Luxembourg) 2.750% due 11/15/31	2,100,000	1,890,338
TD SYNNEX Corp. 2.375% due 08/09/28 ~	1,750,000	1,578,682
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	1,500,000	1,485,345
TransDigm, Inc. 6.250% due 03/15/26 ~	771,000	792,488
Vontier Corp. 2.400% due 04/01/28	1,650,000	1,454,343
Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	1,650,000	1,543,297

		16,654,860

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Technology - 2.9%
Broadcom, Inc. due 04/15/29 # ~	$ 850,000	$ 849,584
3.137% due 11/15/35 ~	3,000,000	2,649,258
CGI, Inc. (Canada) 2.300% due 09/14/31 ~	1,650,000	1,441,863
Fiserv, Inc. 3.500% due 07/01/29	2,100,000	2,069,543
Kyndryl Holdings, Inc. 3.150% due 10/15/31 ~	3,000,000	2,532,333
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26 ~	2,500,000	2,511,342
Oracle Corp.
2.875% due 03/25/31	500,000	456,669
3.950% due 03/25/51	2,500,000	2,193,542
Skyworks Solutions, Inc. 3.000% due 06/01/31	600,000	535,112

		15,239,246

Utilities - 3.4%
Dominion Energy, Inc. 4.350% due 01/15/27	1,550,000	1,506,693
DPL, Inc.
4.125% due 07/01/25	300,000	298,341
4.350% due 04/15/29	1,125,000	1,103,535
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	2,650,000	2,478,881
Edison International 5.000% due 12/15/26	350,000	329,350
FirstEnergy Corp. 4.400% due 07/15/27	1,500,000	1,512,097
IPALCO Enterprises, Inc. 4.250% due 05/01/30	1,000,000	1,003,244
KeySpan Gas East Corp. 3.586% due 01/18/52 ~	1,500,000	1,334,564
NextEra Energy Capital Holdings, Inc. 3.000% due 01/15/52	1,300,000	1,113,083
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	1,850,000	1,875,012
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	1,200,000	1,060,135
Sempra Energy 4.125% due 04/01/52	2,350,000	2,199,827
Southern California Edison Co. 4.000% due 04/01/47	500,000	482,360
Southwestern Electric Power Co. 3.250% due 11/01/51	900,000	776,997
Talen Energy Supply LLC
6.500% due 06/01/25	750,000	189,934
6.625% due 01/15/28 ~	500,000	465,922

		17,729,975

Total Corporate Bonds & Notes (Cost $270,024,080)		252,246,551

SENIOR LOAN NOTES - 14.3%
Communications - 0.3%
CSC Holdings LLC Term B 2.491% (USD LIBOR + 2.250%) due 01/15/26 §	987,277	971,322
SBA Senior Finance II LLC Term B 2.197% (USD LIBOR + 1.750%) due 04/11/25 §	592,308	586,279

		1,557,601

	Principal Amount	Value
Consumer, Cyclical - 3.0%
Carnival Corp. Term B (Panama) 4.000% (USD LIBOR + 3.250%) due 10/18/28 §	$ 748,125	$ 732,539
ClubCorp Holdings, Inc. Term B 3.009% (USD LIBOR + 2.750%) due 09/18/24 §	1,909,787	1,818,774
Marriott Ownership Resorts, Inc. Term B 2.202% (USD LIBOR + 1.750%) due 08/31/25 §	1,731,949	1,691,538
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	1,000,000	1,041,875
Restaurant Brands Co. Term B (Canada) 2.197% (USD LIBOR + 1.750%) due 11/19/26 §	1,804,551	1,769,363
SeaWorld Parks & Entertainment, Inc. Term Loan B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	3,980,000	3,943,933
SRS Distribution, Inc. Term B 4.250% (USD LIBOR + 3.750%) due 06/04/28 §	1,243,750	1,226,959
Stars Group Holdings BV Term B (Canada) 2.694% (USD LIBOR + 2.250%) due 07/21/26 §	2,037,111	2,021,833
United Airlines, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	1,641,816	1,625,398

		15,872,212

Consumer, Non-Cyclical - 4.3%
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	1,243,750	1,227,684
Bausch Health Americas, Inc. Term B 3.511% (USD LIBOR + 3.000%) due 06/01/25 §	5,234,247	5,199,900
CoreLogic, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	2,736,250	2,699,311
Heartland Dental LLC Term B 4.441% (USD LIBOR + 4.000%) due 04/30/25 §	1,240,625	1,234,035
Mavis Tire Express Services Topco Corp. 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	2,379,008	2,367,112
Mozart Borrower LP Term B 3.750% (USD LIBOR + 3.250%) due 10/21/28 §	750,000	742,967
Pathway Vet Alliance LLC Term B 4.202% (USD LIBOR + 3.750%) due 03/31/27 §	3,442,843	3,414,870
PetVet Care Centers LLC Term B3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	3,302,506	3,286,680
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	1,225,125	1,218,617
Wand NewCo 3, Inc. Term B1 3.452% (USD LIBOR + 3.000%) due 02/05/26 §	875,341	851,488

		22,242,664

Energy - 1.2%
BCP Raptor II LLC Term B 5.061% (USD LIBOR + 4.750%) due 11/03/25 §	2,983,729	2,981,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 §	$ 1,989,394	$ 1,987,943
DT Midstream, Inc. Term B 2.500% (USD LIBOR + 2.000%) due 06/10/28 § ∞	1,496,231	1,495,998

		6,465,805

Financial - 1.9%
Acrisure LLC Term B 3.897% (USD LIBOR + 3.500%) due 02/15/27 §	246,851	243,519
AssuredPartners, Inc. Term B 3.897% (USD LIBOR + 3.500%) due 02/13/27 §	1,221,875	1,209,083
HUB International Ltd. Term B 3.195% (USD LIBOR + 3.000%) due 04/25/25 §	2,914,491	2,885,180
NFP Corp. Term B 3.647% (USD LIBOR + 3.250%) due 02/13/27 §	1,531,408	1,506,045
USI, Inc. Term B 3.504% (USD LIBOR + 3.000%) due 05/16/24 §	4,331,742	4,311,059

		10,154,886

Industrial - 1.5%
Filtration Group Corp. Term B 4.006% (USD LIBOR + 3.000%) due 03/29/25 §	3,333,148	3,289,400
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	932	933
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	1,485,037	1,456,574
TransDigm, Inc.
Term E 2.702% (USD LIBOR + 2.250%) due 05/30/25 §	932,851	917,368
Term F 2.702% (USD LIBOR + 2.250%) due 12/09/25 §	2,319,407	2,280,629

		7,944,904

Technology - 2.1%
Athenahealth, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 02/15/29 § f	1,250,000	1,239,453
Epicor Software Corp. Term C 4.000% (USD LIBOR + 3.250%) due 07/31/27 §	2,977,330	2,957,537
Sophia LP Term B 4.000% (USD LIBOR + 3.500%) due 10/07/27 §	2,715,728	2,691,965
Tempo Acquisition LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/31/28 §	860,501	856,198
UKG, Inc. 3.750% (USD LIBOR + 3.250%) due 05/03/26 §	3,214,467	3,192,368

		10,937,521

Total Senior Loan Notes (Cost $75,508,062)		75,175,593

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 2.1%
Fannie Mae - 2.1%
due 04/18/37 #	$ 11,250,000	$ 10,927,002

Total Mortgage-Backed Securities (Cost $11,119,043)		10,927,002

ASSET-BACKED SECURITIES - 16.8%
Aimco CLO 11 Ltd. (Cayman) 1.371% (USD LIBOR + 1.130%) due 10/17/34 § ~	1,500,000	1,486,950
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,400,000	2,334,225
0.890% due 10/19/26	1,050,000	998,123
1.410% due 08/18/27	1,500,000	1,404,921
Buttermilk Park CLO Ltd. (Cayman) 1.341% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	845,449
Citibank Credit Card Issuance Trust 1.157% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	1,996,004
Dryden 55 CLO Ltd. (Cayman) 2.141% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	985,081
Dryden 58 CLO Ltd. (Cayman) 1.741% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	984,598
2.041% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	989,658
Dryden 61 CLO Ltd. (Cayman) 1.231% (USD LIBOR + 0.990%) due 01/17/32 § ~	2,250,000	2,229,553
Dryden 64 CLO Ltd. (Cayman) 1.641% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	789,960
Ford Credit Auto Owner Trust
2.040% due 12/15/26	500,000	490,794
3.190% due 07/15/31 ~	3,000,000	2,992,356
Madison Park Funding XXIX Ltd. (Cayman) 1.991% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,728,820
Madison Park Funding XXVIII Ltd. (Cayman) 1.841% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,382,771
Magnetite XII Ltd. (Cayman) 1.341% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,125,000	1,123,067
Magnetite XIV-R Ltd. (Cayman) 1.361% (USD LIBOR + 1.120%) due 10/18/31 § ~	2,500,000	2,487,868
Magnetite XXIX Ltd. (Cayman) 1.231% (USD LIBOR + 0.990%) due 01/15/34 § ~	1,300,000	1,287,853
MVW LLC 1.740% due 10/20/37 ~	208,296	201,348
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	393,060	375,473
1.220% due 07/15/69 ~	886,511	865,658
1.310% due 01/15/69 ~	708,830	686,750
1.690% due 05/15/69 ~	2,977,160	2,861,491
2.460% due 11/15/68 ~	460,376	442,465
2.640% due 05/15/68 ~	582,443	574,086
Navient Student Loan Trust 1.057% (USD LIBOR + 0.600%) due 12/26/69 § ~	1,192,777	1,184,731
1.177% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	997,769

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
1.310% due 12/26/69 ~	$ 927,716	$ 843,723
1.320% due 08/26/69 ~	1,234,579	1,127,693
1.507% (USD LIBOR + 1.050%) due 06/25/69 § ~	858,321	863,863
3.390% due 12/15/59 ~	2,234,681	2,236,485
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman) 1.591% (USD LIBOR + 1.350%) due 10/18/29 § ~	1,500,000	1,480,362
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman) 1.301% (USD LIBOR + 1.060%) due 04/16/33 § ~	500,000	496,119
Palmer Square CLO Ltd. (Cayman)
1.341% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	995,213
1.586% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,000,000	3,975,299
Palmer Square Loan Funding Ltd. (Cayman)
1.154% (USD LIBOR + 0.900%) due 04/20/29 § ~	1,734,611	1,728,245
1.528% (USD LIBOR + 1.400%) due 10/15/29 § ~	4,800,000	4,790,775
1.654% (USD LIBOR + 1.400%) due 07/20/29 § ~	2,500,000	2,500,492
1.730% (USD LIBOR + 1.250%) due 05/20/29 § ~	4,000,000	3,972,924
2.380% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	594,903
Santander Drive Auto Receivables Trust 0.750% due 02/17/26	1,900,000	1,863,919
SLM Student Loan Trust 0.808% (USD LIBOR + 0.550%) due 10/25/64 § ~	661,684	645,953
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	2,271,116	2,090,254
1.127% (USD LIBOR + 0.730%) due 01/15/53 § ~	5,100,000	5,020,446
1.290% due 07/15/53 ~	922,689	878,481
1.680% due 02/15/51 ~	1,337,337	1,281,328
2.230% due 09/15/37 ~	2,960,028	2,858,225
2.340% due 09/15/34 ~	365,246	360,357
2.700% due 05/15/31 ~	457,466	453,433
2.820% due 10/15/35 ~	999,524	979,206
2.880% due 09/15/34 ~	1,068,998	1,062,547
3.440% due 07/15/36 ~	1,252,863	1,255,275
3.500% due 02/15/36 ~	766,160	768,698
3.600% due 01/15/37 ~	849,996	844,390
3.630% due 11/15/35 ~	676,954	680,719
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	955,242	942,113
Stratus CLO Ltd. (Cayman) 1.491% (USD LIBOR + 1.400%) due 12/29/29 § ~	4,000,000	3,955,544
Tiaa CLO III Ltd. (Cayman) 1.391% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,828,634

Total Asset-Backed Securities (Cost $89,702,341)		88,103,440

U.S. TREASURY OBLIGATIONS - 15.4%
U.S. Treasury Bonds - 5.7%
1.125% due 05/15/40	6,000,000	4,732,851
1.250% due 05/15/50	2,000,000	1,494,219
1.375% due 08/15/50	1,250,000	963,476
1.750% due 08/15/41	5,500,000	4,770,391
1.875% due 11/15/51	2,500,000	2,193,750
2.000% due 02/15/50	1,750,000	1,578,486

	Principal Amount	Value
2.000% due 08/15/51	$ 2,500,000	$ 2,256,250
2.250% due 08/15/46	1,950,000	1,825,840
2.500% due 02/15/46	6,500,000	6,370,381
2.750% due 11/15/47	3,500,000	3,634,600

		29,820,244

U.S. Treasury Notes - 9.7%
0.250% due 06/30/25	3,500,000	3,252,197
0.250% due 10/31/25	3,000,000	2,766,504
0.500% due 06/30/27	10,000,000	9,039,648
0.500% due 10/31/27	3,000,000	2,693,789
0.625% due 05/15/30	3,500,000	3,052,520
1.125% due 02/15/31	4,500,000	4,064,414
1.875% due 02/28/29	27,000,000	26,069,766

		50,938,838

Total U.S. Treasury Obligations (Cost $85,007,905)		80,759,082

SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement - 3.7%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $19,610,366; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $20,002,651)	19,610,366	19,610,366

Total Short-Term Investment (Cost $19,610,366)		19,610,366

TOTAL INVESTMENTS - 100.4% (Cost $550,971,797)		526,822,034

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(1,839,812)

NET ASSETS - 100.0%		$524,982,222

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$252,246,551	$-	$252,246,551	$-
	Senior Loan Notes	75,175,593	-	75,175,593	-
	Mortgage-Backed Securities	10,927,002	-	10,927,002	-
	Asset-Backed Securities	88,103,440	-	88,103,440	-
	U.S. Treasury Obligations	80,759,082	-	80,759,082	-
	Short-Term Investment	19,610,366	-	19,610,366	-

	Total	$526,822,034	$-	$526,822,034	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 36.6%
Basic Materials - 1.5%
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$500,000	$499,765
4.000% due 09/11/27 ~	1,080,000	1,084,016
4.750% due 04/10/27 ~	4,260,000	4,425,691
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	740,000	870,421
Barrick Gold Corp. (Canada) 5.250% due 04/01/42	340,000	394,726
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	1,983,000	2,417,948
5.750% due 05/01/43	1,500,000	1,832,706
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	1,220,000	1,452,623
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,060,000	2,092,187
Freeport-McMoRan, Inc. 3.875% due 03/15/23	40,000	40,487
4.550% due 11/14/24	120,000	123,793
4.625% due 08/01/30	710,000	726,792
5.450% due 03/15/43	4,590,000	5,149,062
Glencore Funding LLC (Australia) 4.000% due 03/27/27 ~	4,390,000	4,410,133
4.125% due 05/30/23 ~	130,000	132,309
4.125% due 03/12/24 ~	6,520,000	6,612,551
4.625% due 04/29/24 ~	2,000,000	2,049,108
OCP SA (Morocco) 3.750% due 06/23/31 ~	1,650,000	1,501,302
4.500% due 10/22/25 ~	1,600,000	1,607,378
5.125% due 06/23/51 ~	1,450,000	1,210,750
Orbia Advance Corp. SAB de CV (Mexico) 1.875% due 05/11/26 ~	3,320,000	3,115,886
2.875% due 05/11/31 ~	3,150,000	2,794,034
Southern Copper Corp. (Peru) 5.250% due 11/08/42	6,410,000	7,265,030
Suzano Austria GmbH (Brazil) 3.125% due 01/15/32	1,560,000	1,384,640
3.750% due 01/15/31	4,440,000	4,187,897
Teck Resources Ltd. (Canada) 6.000% due 08/15/40	90,000	103,608
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	1,193,000	1,441,347
Yamana Gold, Inc. (Canada) 4.625% due 12/15/27	1,810,000	1,840,860

		60,767,050

Communications - 4.5%
Alphabet, Inc. 0.450% due 08/15/25	430,000	401,645
0.800% due 08/15/27	820,000	741,400
1.100% due 08/15/30	980,000	857,628
2.050% due 08/15/50	1,550,000	1,226,700
Altice France SA (France) 5.500% due 10/15/29 ~	450,000	404,388
Amazon.com, Inc. 0.800% due 06/03/25	2,100,000	1,988,265
1.200% due 06/03/27	2,570,000	2,373,874
1.500% due 06/03/30	1,310,000	1,173,871
2.100% due 05/12/31	1,120,000	1,042,152
2.500% due 06/03/50	2,080,000	1,742,257
3.150% due 08/22/27	2,710,000	2,748,298
3.875% due 08/22/37	1,310,000	1,389,879
4.050% due 08/22/47	1,720,000	1,876,776
4.250% due 08/22/57	390,000	443,242
4.950% due 12/05/44	190,000	231,568

	Principal Amount	Value
AT&T, Inc.
1.650% due 02/01/28	$3,200,000	$2,921,375
2.300% due 06/01/27	2,850,000	2,720,262
2.550% due 12/01/33	510,000	454,124
3.100% due 02/01/43	3,920,000	3,394,170
3.300% due 02/01/52	470,000	404,358
3.500% due 09/15/53	2,770,000	2,441,103
3.550% due 09/15/55	3,394,000	3,005,008
3.650% due 09/15/59	550,000	484,224
3.800% due 12/01/57	180,000	164,937
4.350% due 06/15/45	744,000	753,129
5.350% due 09/01/40	490,000	562,478
5.550% due 08/15/41	550,000	643,357
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% due 08/15/30 ~	170,000	159,800
4.500% due 05/01/32	2,520,000	2,308,572
4.750% due 02/01/32 ~	610,000	568,959
5.000% due 02/01/28 ~	940,000	931,925
5.125% due 05/01/27 ~	1,270,000	1,273,556
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500% due 03/01/42	720,000	597,296
4.200% due 03/15/28	2,890,000	2,925,840
4.400% due 04/01/33	3,160,000	3,155,025
4.800% due 03/01/50	540,000	514,573
4.908% due 07/23/25	2,810,000	2,916,719
5.375% due 04/01/38	2,150,000	2,213,378
5.750% due 04/01/48	1,350,000	1,439,361
6.384% due 10/23/35	270,000	305,643
6.484% due 10/23/45	650,000	741,925
6.834% due 10/23/55	370,000	439,960
Comcast Corp. 2.800% due 01/15/51	620,000	525,179
2.887% due 11/01/51 ~	2,253,000	1,908,803
2.937% due 11/01/56 ~	434,000	360,246
3.150% due 03/01/26	1,270,000	1,282,142
3.250% due 11/01/39	190,000	180,802
3.300% due 04/01/27	1,510,000	1,529,504
3.400% due 04/01/30	1,000,000	1,014,373
3.400% due 07/15/46	170,000	160,276
3.450% due 02/01/50	320,000	300,738
3.750% due 04/01/40	820,000	828,533
3.950% due 10/15/25	4,570,000	4,723,491
4.000% due 08/15/47	340,000	348,337
4.000% due 03/01/48	270,000	278,112
4.150% due 10/15/28	3,990,000	4,198,910
4.250% due 10/15/30	2,390,000	2,553,148
5.650% due 06/15/35	290,000	348,082
6.500% due 11/15/35	307,000	398,010
CommScope, Inc. 4.750% due 09/01/29 ~	90,000	83,014
6.000% due 03/01/26 ~	870,000	881,136
CSC Holdings LLC 3.375% due 02/15/31 ~	330,000	278,449
4.125% due 12/01/30 ~	5,860,000	5,146,281
4.500% due 11/15/31 ~	3,060,000	2,746,947
DISH DBS Corp. 5.125% due 06/01/29	1,120,000	955,248
5.250% due 12/01/26 ~	690,000	658,519
5.875% due 11/15/24	1,361,000	1,359,455
7.750% due 07/01/26	690,000	686,374
FOX Corp. 5.476% due 01/25/39	1,450,000	1,645,536
Prosus NV (China) 3.061% due 07/13/31 ~	8,710,000	7,247,884
3.832% due 02/08/51 ~	450,000	329,064
4.027% due 08/03/50 ~	2,450,000	1,854,613
Sprint Capital Corp. 8.750% due 03/15/32	1,420,000	1,915,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Sprint Corp. 7.625% due 02/15/25	$910,000	$992,987
7.875% due 09/15/23	40,000	42,550
T-Mobile USA, Inc. 2.250% due 02/15/26	410,000	386,794
2.550% due 02/15/31	3,590,000	3,261,089
2.625% due 02/15/29	1,290,000	1,179,183
2.875% due 02/15/31	950,000	857,375
3.000% due 02/15/41	330,000	279,828
3.375% due 04/15/29	480,000	457,200
3.500% due 04/15/25	6,930,000	6,982,964
3.500% due 04/15/31	1,500,000	1,413,810
3.500% due 04/15/31 ~	1,420,000	1,338,407
3.750% due 04/15/27	330,000	332,482
3.875% due 04/15/30	4,260,000	4,282,417
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,500,000	1,692,421
Tencent Holdings Ltd. (China) 3.680% due 04/22/41 ~	580,000	513,921
3.840% due 04/22/51 ~	4,420,000	3,843,327
Time Warner Cable LLC 5.500% due 09/01/41	250,000	260,164
6.550% due 05/01/37	520,000	599,304
6.750% due 06/15/39	1,310,000	1,522,394
7.300% due 07/01/38	4,010,000	4,879,173
Time Warner Entertainment Co. LP 8.375% due 07/15/33	990,000	1,294,645
Verizon Communications, Inc. 1.750% due 01/20/31	1,620,000	1,414,679
2.100% due 03/22/28	1,540,000	1,438,438
2.355% due 03/15/32 ~	4,612,000	4,173,397
2.550% due 03/21/31	4,550,000	4,233,520
2.625% due 08/15/26	2,770,000	2,712,014
2.650% due 11/20/40	3,760,000	3,208,166
2.875% due 11/20/50	8,660,000	7,262,445
3.150% due 03/22/30	1,410,000	1,388,502
3.850% due 11/01/42	960,000	961,996
4.000% due 03/22/50	610,000	621,656
4.125% due 03/16/27	286,000	297,607
4.125% due 08/15/46	980,000	1,010,539
4.329% due 09/21/28	715,000	755,375
4.400% due 11/01/34	1,750,000	1,866,864
4.500% due 08/10/33	6,570,000	7,066,538
4.862% due 08/21/46	630,000	725,824
5.500% due 03/16/47	250,000	313,287
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	2,640,000	2,766,011

		182,438,916

Consumer, Cyclical - 3.2%
Costco Wholesale Corp. 1.375% due 06/20/27	2,890,000	2,689,671
1.600% due 04/20/30	1,650,000	1,480,367
Delta Air Lines, Inc. 2.900% due 10/28/24	2,160,000	2,114,845
3.800% due 04/19/23	520,000	523,801
4.500% due 10/20/25 ~	1,800,000	1,811,874
4.750% due 10/20/28 ~	1,650,000	1,665,516
7.000% due 05/01/25 ~	7,110,000	7,621,450
7.375% due 01/15/26	2,130,000	2,315,523
Dollar General Corp. 3.250% due 04/15/23	170,000	171,295
Ford Motor Co. 3.250% due 02/12/32	2,140,000	1,914,893
4.750% due 01/15/43	300,000	273,016
Ford Motor Credit Co. LLC 2.900% due 02/16/28	650,000	588,832
3.625% due 06/17/31	1,770,000	1,601,868
3.664% due 09/08/24	270,000	267,191
4.000% due 11/13/30	4,360,000	4,112,744
4.125% due 08/17/27	1,590,000	1,556,117
5.113% due 05/03/29	300,000	302,310
5.125% due 06/16/25	760,000	776,127

	Principal Amount	Value
General Motors Co. 5.150% due 04/01/38	$440,000	$448,289
5.400% due 10/02/23	700,000	724,580
5.950% due 04/01/49	1,450,000	1,617,321
6.125% due 10/01/25	1,230,000	1,321,587
6.250% due 10/02/43	570,000	648,407
General Motors Financial Co., Inc. 3.100% due 01/12/32	590,000	531,023
3.450% due 04/10/22	720,000	720,251
4.250% due 05/15/23	1,250,000	1,265,980
4.350% due 01/17/27	520,000	529,609
Hanesbrands, Inc. 4.625% due 05/15/24 ~	2,170,000	2,206,152
4.875% due 05/15/26 ~	690,000	695,175
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/32 ~	430,000	390,950
5.375% due 05/01/25 ~	800,000	819,520
5.750% due 05/01/28 ~	530,000	549,053
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	2,050,000	2,067,445
Home Depot, Inc. 2.500% due 04/15/27	1,050,000	1,032,442
2.700% due 04/15/30	1,130,000	1,096,175
3.300% due 04/15/40	1,230,000	1,188,968
3.350% due 04/15/50	2,690,000	2,545,835
3.900% due 12/06/28	190,000	199,103
3.900% due 06/15/47	210,000	219,668
Las Vegas Sands Corp. 2.900% due 06/25/25	7,200,000	6,716,807
3.200% due 08/08/24	4,710,000	4,500,074
Lennar Corp. 4.500% due 04/30/24	1,040,000	1,066,853
4.750% due 05/30/25	200,000	207,263
4.750% due 11/29/27	1,940,000	2,023,373
Lowe’s Cos., Inc. 4.500% due 04/15/30	710,000	760,636
Magallanes, Inc. 3.755% due 03/15/27 ~	810,000	809,877
4.054% due 03/15/29 ~	1,050,000	1,056,422
4.279% due 03/15/32 ~	6,000,000	6,034,126
5.050% due 03/15/42 ~	370,000	378,178
5.141% due 03/15/52 ~	3,780,000	3,876,279
McDonald’s Corp. 1.450% due 09/01/25	260,000	248,822
3.300% due 07/01/25	1,100,000	1,113,533
3.500% due 03/01/27	1,530,000	1,559,294
3.500% due 07/01/27	1,390,000	1,415,174
3.600% due 07/01/30	1,050,000	1,070,490
3.625% due 09/01/49	190,000	182,455
3.700% due 01/30/26	2,270,000	2,327,170
3.800% due 04/01/28	740,000	762,799
4.200% due 04/01/50	1,860,000	1,948,079
MDC Holdings, Inc. 6.000% due 01/15/43	90,000	92,608
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500% due 06/20/27 ~	1,890,000	1,972,687
New Red Finance, Inc. (Canada) 3.500% due 02/15/29 ~	1,540,000	1,424,038
3.875% due 01/15/28 ~	1,550,000	1,471,539
Newell Brands, Inc. 4.100% due 04/01/23	989,000	999,817
4.450% due 04/01/26	10,000	10,075
NIKE, Inc. 2.400% due 03/27/25	930,000	924,395
2.750% due 03/27/27	1,510,000	1,504,286
3.250% due 03/27/40	750,000	731,917
3.375% due 03/27/50	2,340,000	2,332,275
Nissan Motor Co. Ltd. (Japan) 3.043% due 09/15/23 ~	2,080,000	2,076,410
3.522% due 09/17/25 ~	4,860,000	4,768,994
4.345% due 09/17/27 ~	3,710,000	3,662,615

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Sands China Ltd. (Macau) 2.550% due 03/08/27 ~	$1,980,000	$1,729,530
3.100% due 03/08/29 ~	2,010,000	1,718,550
3.800% due 01/08/26	950,000	903,687
5.125% due 08/08/25	1,030,000	1,026,137
5.400% due 08/08/28	620,000	610,836
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	1,409,999	1,504,102
Target Corp. 2.250% due 04/15/25	1,690,000	1,667,751
Toll Brothers Finance Corp. 4.375% due 04/15/23	770,000	778,108
United Airlines, Inc. 4.375% due 04/15/26 ~	90,000	88,650
4.625% due 04/15/29 ~	1,870,000	1,780,661
VOC Escrow Ltd. 5.000% due 02/15/28 ~	1,320,000	1,230,425
Walmart, Inc. 1.500% due 09/22/28	900,000	827,673
1.800% due 09/22/31	450,000	410,020
Wynn Macau Ltd. (Macau) 5.125% due 12/15/29 ~	340,000	288,815
5.625% due 08/26/28 ~	2,500,000	2,176,575

		129,375,853

Consumer, Non-Cyclical - 6.3%
Abbott Laboratories 3.750% due 11/30/26	1,845,000	1,916,704
4.750% due 11/30/36	1,700,000	1,979,852
4.900% due 11/30/46	760,000	928,250
AbbVie, Inc. 2.300% due 11/21/22	7,590,000	7,618,051
2.600% due 11/21/24	2,660,000	2,644,056
2.950% due 11/21/26	1,590,000	1,577,454
3.200% due 11/21/29	5,410,000	5,351,465
3.600% due 05/14/25	1,600,000	1,622,530
3.750% due 11/14/23	370,000	377,270
3.800% due 03/15/25	5,830,000	5,944,124
4.250% due 11/21/49	3,310,000	3,447,423
Aetna, Inc. 2.800% due 06/15/23	540,000	542,298
Altria Group, Inc. 2.350% due 05/06/25	3,960,000	3,849,195
2.450% due 02/04/32	670,000	583,654
3.400% due 02/04/41	2,610,000	2,149,723
3.875% due 09/16/46	820,000	697,149
4.400% due 02/14/26	2,998,000	3,104,128
5.800% due 02/14/39	1,040,000	1,124,314
5.950% due 02/14/49	5,460,000	5,933,871
6.200% due 02/14/59	270,000	302,604
Amgen, Inc. 3.625% due 05/22/24	590,000	601,301
4.663% due 06/15/51	289,000	319,408
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	1,450,000	1,483,617
4.900% due 02/01/46	2,900,000	3,229,856
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.500% due 06/01/30	2,430,000	2,467,519
4.000% due 04/13/28	1,010,000	1,048,421
4.350% due 06/01/40	1,540,000	1,606,629
4.500% due 06/01/50	2,870,000	3,076,159
4.750% due 01/23/29	590,000	640,239
5.550% due 01/23/49	1,850,000	2,264,520
Anthem, Inc. 2.950% due 12/01/22	490,000	493,537
3.125% due 05/15/22	3,300,000	3,305,196
3.350% due 12/01/24	560,000	564,696
3.650% due 12/01/27	1,830,000	1,870,148

	Principal Amount	Value
BAT Capital Corp. (United Kingdom) 3.557% due 08/15/27	$7,980,000	$7,780,225
4.540% due 08/15/47	1,950,000	1,745,346
Bausch Health Americas, Inc. 9.250% due 04/01/26 ~	670,000	686,904
Bausch Health Cos., Inc. 5.000% due 02/15/29 ~	2,560,000	1,997,389
5.250% due 01/30/30 ~	7,080,000	5,572,987
5.500% due 11/01/25 ~	60,000	59,546
6.250% due 02/15/29 ~	2,740,000	2,251,198
7.250% due 05/30/29 ~	800,000	683,840
9.000% due 12/15/25 ~	880,000	912,648
Becton Dickinson & Co. 3.363% due 06/06/24	2,180,000	2,199,624
3.734% due 12/15/24	272,000	276,644
4.685% due 12/15/44	813,000	876,223
Bristol-Myers Squibb Co. 2.600% due 05/16/22	2,260,000	2,262,259
2.900% due 07/26/24	1,244,000	1,253,879
3.200% due 06/15/26	2,159,000	2,194,382
3.400% due 07/26/29	473,000	481,972
3.550% due 08/15/22	910,000	917,558
Cargill, Inc. 1.375% due 07/23/23 ~	1,660,000	1,640,081
Centene Corp. 3.375% due 02/15/30	370,000	348,799
4.625% due 12/15/29	380,000	383,739
Cigna Corp. 3.750% due 07/15/23	2,027,000	2,057,170
4.125% due 11/15/25	1,010,000	1,041,848
4.375% due 10/15/28	7,230,000	7,616,516
4.900% due 12/15/48	3,370,000	3,792,581
Coca-Cola Co. 1.450% due 06/01/27	1,820,000	1,710,253
2.500% due 06/01/40	70,000	62,304
2.600% due 06/01/50	700,000	599,851
3.375% due 03/25/27	1,600,000	1,639,056
CommonSpirit Health 4.350% due 11/01/42	420,000	423,430
Constellation Brands, Inc. 4.250% due 05/01/23	590,000	601,247
CVS Health Corp. 1.875% due 02/28/31	430,000	379,106
2.125% due 09/15/31	1,520,000	1,360,340
2.750% due 12/01/22	2,160,000	2,170,974
3.625% due 04/01/27	550,000	560,011
3.750% due 04/01/30	1,410,000	1,436,580
3.875% due 07/20/25	1,278,000	1,305,032
4.125% due 04/01/40	580,000	591,570
4.250% due 04/01/50	180,000	187,404
4.300% due 03/25/28	2,406,000	2,521,025
5.050% due 03/25/48	6,770,000	7,687,086
5.125% due 07/20/45	1,440,000	1,630,220
CVS Pass-Through Trust 5.298% due 01/11/27 ~	327,780	340,685
6.036% due 12/10/28	1,870,395	2,003,216
Danone SA (France) 2.589% due 11/02/23 ~	4,030,000	4,027,345
Diageo Investment Corp. (United Kingdom) 2.875% due 05/11/22	2,530,000	2,531,365
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,646,618
Gilead Sciences, Inc. 3.650% due 03/01/26	1,660,000	1,689,801
4.750% due 03/01/46	1,320,000	1,468,695
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	140,000	140,277
HCA, Inc. 3.500% due 09/01/30	2,010,000	1,945,346
4.500% due 02/15/27	110,000	113,774
4.750% due 05/01/23	720,000	738,409

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
5.000% due 03/15/24	$1,333,000	$1,382,413
5.250% due 06/15/26	180,000	190,168
5.375% due 02/01/25	1,287,000	1,340,726
5.375% due 09/01/26	690,000	725,190
5.500% due 06/15/47	640,000	724,967
5.625% due 09/01/28	200,000	216,547
5.875% due 02/01/29	630,000	689,737
Hershey Co. 0.900% due 06/01/25	490,000	461,821
Humana, Inc. 3.150% due 12/01/22	970,000	976,508
3.950% due 03/15/27	2,011,000	2,045,875
4.500% due 04/01/25	300,000	310,993
4.625% due 12/01/42	1,090,000	1,164,790
4.800% due 03/15/47	130,000	147,566
Johnson & Johnson 0.950% due 09/01/27	2,380,000	2,180,264
3.625% due 03/03/37	3,810,000	3,947,783
Kraft Heinz Foods Co. 3.000% due 06/01/26	1,767,000	1,745,292
4.250% due 03/01/31	420,000	432,928
4.375% due 06/01/46	560,000	555,178
4.625% due 10/01/39	30,000	30,553
4.875% due 10/01/49	980,000	1,033,782
5.000% due 06/04/42	210,000	224,564
5.200% due 07/15/45	990,000	1,072,912
5.500% due 06/01/50	830,000	946,640
6.750% due 03/15/32	50,000	60,500
6.875% due 01/26/39	140,000	172,550
7.125% due 08/01/39 ~	30,000	38,056
Mars, Inc. 2.700% due 04/01/25 ~	1,590,000	1,576,966
3.200% due 04/01/30 ~	850,000	843,481
Medtronic, Inc. 3.500% due 03/15/25	984,000	1,004,888
Merck & Co., Inc. 0.750% due 02/24/26	1,980,000	1,850,723
1.450% due 06/24/30	1,150,000	1,022,544
Molson Coors Beverage Co. 3.500% due 05/01/22	500,000	500,645
Mondelez International Holdings Netherlands BV 2.125% due 09/19/22 ~	1,050,000	1,051,539
Mondelez International, Inc. 1.500% due 05/04/25	2,580,000	2,467,141
PayPal Holdings, Inc. 1.350% due 06/01/23	1,470,000	1,466,259
1.650% due 06/01/25	1,530,000	1,472,739
PepsiCo, Inc. 0.750% due 05/01/23	1,930,000	1,903,241
1.625% due 05/01/30	1,590,000	1,431,569
2.250% due 03/19/25	190,000	188,143
2.625% due 03/19/27	190,000	189,046
2.875% due 10/15/49	570,000	529,715
Pfizer, Inc. 0.800% due 05/28/25	2,510,000	2,376,356
1.700% due 05/28/30	1,580,000	1,433,447
2.625% due 04/01/30	1,600,000	1,555,284
Philip Morris International, Inc. 1.125% due 05/01/23	980,000	968,982
2.100% due 05/01/30	1,090,000	982,067
2.500% due 08/22/22	2,560,000	2,572,570
2.500% due 11/02/22	2,670,000	2,682,182
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750% due 04/15/26 ~	1,260,000	1,286,838
Procter & Gamble Co. 2.800% due 03/25/27	300,000	300,523
3.000% due 03/25/30	870,000	875,943
Reynolds American, Inc. (United Kingdom) 5.850% due 08/15/45	1,090,000	1,125,271

	Principal Amount	Value
Service Corp. International 7.500% due 04/01/27	$510,000	$561,125
Spectrum Brands, Inc. 5.000% due 10/01/29 ~	100,000	94,266
5.750% due 07/15/25	42,000	42,846
Teva Pharmaceutical Finance Co. BV (Israel) 2.950% due 12/18/22	1,020,000	1,015,277
Teva Pharmaceutical Finance Co. LLC (Israel) 6.150% due 02/01/36	280,000	283,378
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.800% due 07/21/23	2,630,000	2,597,388
3.150% due 10/01/26	6,255,000	5,674,536
4.100% due 10/01/46	1,800,000	1,416,663
4.750% due 05/09/27	730,000	701,676
5.125% due 05/09/29	5,940,000	5,717,844
6.000% due 04/15/24	250,000	256,558
7.125% due 01/31/25	1,140,000	1,200,642
United Rentals North America, Inc. 3.750% due 01/15/32	1,210,000	1,130,449
3.875% due 11/15/27	990,000	981,941
3.875% due 02/15/31	1,850,000	1,746,548
5.500% due 05/15/27	800,000	828,368
UnitedHealth Group, Inc. 1.250% due 01/15/26	590,000	555,427
2.000% due 05/15/30	560,000	516,119
2.300% due 05/15/31	320,000	300,973
2.375% due 10/15/22	240,000	241,189
3.125% due 05/15/60	200,000	178,813
3.500% due 06/15/23	540,000	547,242
3.750% due 07/15/25	1,580,000	1,626,295
3.875% due 08/15/59	1,400,000	1,449,746
4.250% due 06/15/48	420,000	461,355
4.450% due 12/15/48	410,000	463,894
5.700% due 10/15/40	10,000	12,605
5.800% due 03/15/36	860,000	1,068,829

		255,358,136

Energy - 6.1%
Apache Corp. 4.250% due 01/15/44	3,240,000	2,842,484
4.750% due 04/15/43	1,310,000	1,240,767
5.250% due 02/01/42	190,000	189,930
5.350% due 07/01/49	900,000	867,902
6.000% due 01/15/37	562,000	632,222
7.750% due 12/15/29	540,000	636,063
BP Capital Markets America, Inc. 3.000% due 02/24/50	3,670,000	3,184,140
3.119% due 05/04/26	1,990,000	1,988,063
3.410% due 02/11/26	2,500,000	2,530,100
3.633% due 04/06/30	1,110,000	1,131,666
3.790% due 02/06/24	350,000	356,220
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	520,000	530,293
3.535% due 11/04/24	350,000	355,795
Cameron LNG LLC 2.902% due 07/15/31 ~	540,000	516,506
3.302% due 01/15/35 ~	2,620,000	2,468,960
Cheniere Energy Partners LP 3.250% due 01/31/32 ~	2,100,000	1,912,879
4.000% due 03/01/31	400,000	388,378
Cheniere Energy, Inc. 4.625% due 10/15/28	1,020,000	1,024,718
Chevron Corp. 1.554% due 05/11/25	1,150,000	1,110,315
1.995% due 05/11/27	720,000	691,838
3.078% due 05/11/50	220,000	208,329
Chevron USA, Inc. 3.850% due 01/15/28	2,770,000	2,889,172

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
ConocoPhillips 6.500% due 02/01/39	$370,000	$496,321
Continental Resources, Inc. 2.268% due 11/15/26 ~	850,000	794,750
3.800% due 06/01/24	730,000	733,515
4.375% due 01/15/28	1,750,000	1,776,810
4.500% due 04/15/23	1,180,000	1,196,060
4.900% due 06/01/44	290,000	287,530
5.750% due 01/15/31 ~	1,300,000	1,423,916
Coterra Energy, Inc. 3.900% due 05/15/27 ~	3,870,000	3,905,078
4.375% due 06/01/24 ~	240,000	244,994
4.375% due 03/15/29 ~	1,710,000	1,784,049
DCP Midstream Operating LP 6.450% due 11/03/36 ~	450,000	519,471
Devon Energy Corp. 4.750% due 05/15/42	70,000	74,227
5.000% due 06/15/45	7,500,000	8,196,100
5.600% due 07/15/41	1,240,000	1,435,702
8.250% due 08/01/23	3,290,000	3,486,782
Diamondback Energy, Inc. 3.500% due 12/01/29	3,280,000	3,252,813
Ecopetrol SA (Colombia) 4.625% due 11/02/31	850,000	770,444
5.875% due 05/28/45	5,180,000	4,547,885
Energy Transfer LP 2.900% due 05/15/25	1,010,000	988,987
3.750% due 05/15/30	3,420,000	3,369,338
4.500% due 11/01/23	520,000	528,156
4.950% due 06/15/28	680,000	715,151
5.250% due 04/15/29	410,000	438,213
5.300% due 04/01/44	160,000	165,151
6.250% due 02/15/23	390,000	334,913
6.250% due 04/15/49	2,500,000	2,879,743
6.750% due 05/15/25	1,950,000	1,903,688
7.125% due 05/15/30	890,000	869,975
7.600% due 02/01/24	1,560,000	1,665,760
Enterprise Products Operating LLC 2.800% due 01/31/30	3,620,000	3,484,248
3.700% due 01/31/51	3,060,000	2,809,299
3.950% due 01/31/60	400,000	373,263
4.150% due 10/16/28	3,240,000	3,376,165
4.200% due 01/31/50	2,100,000	2,090,947
4.800% due 02/01/49	1,000,000	1,070,947
4.850% due 03/15/44	420,000	446,544
7.550% due 04/15/38	360,000	478,933
EOG Resources, Inc. 3.900% due 04/01/35	1,460,000	1,503,036
4.150% due 01/15/26	1,460,000	1,513,165
4.375% due 04/15/30	460,000	498,741
4.950% due 04/15/50	2,150,000	2,643,021
EQT Corp. 3.125% due 05/15/26 ~	50,000	48,622
3.625% due 05/15/31 ~	1,270,000	1,214,761
3.900% due 10/01/27	2,580,000	2,576,336
5.000% due 01/15/29	630,000	651,149
6.625% due 02/01/25	120,000	126,900
Exxon Mobil Corp. 1.571% due 04/15/23	170,000	169,543
2.992% due 03/19/25	4,550,000	4,573,348
3.043% due 03/01/26	2,840,000	2,868,689
3.482% due 03/19/30	1,300,000	1,335,973
4.114% due 03/01/46	3,750,000	4,047,412
4.327% due 03/19/50	220,000	246,421
Halliburton Co. 3.800% due 11/15/25	79,000	80,766
KazMunayGas National Co. JSC (Kazakhstan) 5.375% due 04/24/30 ~	900,000	867,324
6.375% due 10/24/48 ~	1,500,000	1,419,912
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,423,731

	Principal Amount	Value
Kinder Morgan, Inc. 4.300% due 03/01/28	$820,000	$851,342
5.200% due 03/01/48	60,000	65,399
5.550% due 06/01/45	210,000	235,463
MEG Energy Corp. (Canada) 5.875% due 02/01/29 ~	310,000	314,853
MPLX LP 4.500% due 04/15/38	2,070,000	2,120,087
4.700% due 04/15/48	520,000	525,449
4.800% due 02/15/29	1,310,000	1,396,171
4.875% due 12/01/24	1,670,000	1,731,057
5.200% due 03/01/47	70,000	75,271
5.500% due 02/15/49	2,670,000	2,965,985
Occidental Petroleum Corp. 3.000% due 02/15/27	870,000	852,239
3.400% due 04/15/26	1,890,000	1,881,315
4.100% due 02/15/47	2,510,000	2,326,770
4.200% due 03/15/48	1,200,000	1,124,148
4.400% due 04/15/46	510,000	485,474
4.625% due 06/15/45	1,280,000	1,244,352
5.550% due 03/15/26	2,110,000	2,239,090
6.450% due 09/15/36	1,610,000	1,894,326
6.600% due 03/15/46	5,240,000	6,168,083
7.875% due 09/15/31	2,702,000	3,376,284
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	13,501,000	14,121,303
5.500% due 06/10/51	820,000	704,806
5.750% due 02/01/29	2,900,000	3,018,204
6.250% due 03/17/24	150,000	157,452
6.850% due 06/05/15	340,000	319,488
7.250% due 03/17/44	3,430,000	3,582,292
7.375% due 01/17/27	1,440,000	1,599,494
Petroleos Mexicanos (Mexico) 6.375% due 01/23/45	520,000	416,972
6.625% due 06/15/35	160,000	143,696
6.875% due 08/04/26	4,350,000	4,556,125
Pioneer Natural Resources Co. 1.125% due 01/15/26	410,000	380,740
2.150% due 01/15/31	1,800,000	1,624,466
Qatar Energy (Qatar) 2.250% due 07/12/31 ~	3,190,000	2,942,692
3.125% due 07/12/41 ~	2,680,000	2,445,087
3.300% due 07/12/51 ~	2,690,000	2,476,834
Range Resources Corp. 4.875% due 05/15/25	920,000	932,757
5.000% due 03/15/23	3,020,000	3,045,670
5.875% due 07/01/22	34,000	34,000
Reliance Industries Ltd. (India) 2.875% due 01/12/32 ~	850,000	780,794
3.625% due 01/12/52 ~	3,390,000	3,014,743
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,078,524
Schlumberger Holdings Corp. 3.900% due 05/17/28 ~	1,732,000	1,752,153
Shell International Finance BV (Netherlands) 2.750% due 04/06/30	1,510,000	1,466,525
2.875% due 05/10/26	790,000	792,436
3.250% due 04/06/50	3,310,000	3,119,377
4.375% due 05/11/45	2,050,000	2,220,561
4.550% due 08/12/43	1,200,000	1,338,623
Sinopec Group Overseas Development Ltd. (China) 4.375% due 04/10/24 ~	2,510,000	2,578,834
Southwestern Energy Co. 4.750% due 02/01/32	770,000	770,112
5.375% due 02/01/29	60,000	60,832
5.375% due 03/15/30	250,000	254,415
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	170,000	163,805
4.875% due 02/01/31	1,320,000	1,334,995

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
5.000% due 01/15/28	$450,000	$456,755
5.500% due 03/01/30	540,000	561,487
5.875% due 04/15/26	250,000	257,981
6.500% due 07/15/27	530,000	558,514
6.875% due 01/15/29	270,000	290,172
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/30 ~	7,990,000	7,506,084
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	1,150,000	1,101,591
Western Midstream Operating LP 1.844% (USD LIBOR + 1.850%) due 01/13/23 §	550,000	544,564
3.600% due 02/01/25	1,580,000	1,571,784
4.500% due 03/01/28	680,000	694,875
4.550% due 02/01/30	3,954,000	3,941,525
4.650% due 07/01/26	990,000	1,015,997
5.300% due 03/01/48	130,000	128,945
5.500% due 08/15/48	960,000	949,728
5.750% due 02/01/50	1,190,000	1,162,469
Williams Cos., Inc. 3.750% due 06/15/27	1,670,000	1,691,123
7.500% due 01/15/31	6,475,000	8,060,063
7.750% due 06/15/31	100,000	125,643

		244,142,723

Financial - 11.5%
ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,272,441
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.450% due 10/29/26	3,550,000	3,288,574
3.000% due 10/29/28	2,790,000	2,578,317
3.150% due 02/15/24	2,180,000	2,146,282
3.300% due 01/30/32	1,710,000	1,544,246
Air Lease Corp. 3.375% due 07/01/25	1,160,000	1,144,614
Ambac Assurance Corp. 5.100% due 06/07/22 ~	111,048	126,595
American International Group, Inc. 2.500% due 06/30/25	4,990,000	4,884,624
3.750% due 07/10/25	610,000	620,498
Banco Santander SA (Spain) 1.358% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,005,564
2.746% due 05/28/25	4,000,000	3,902,208
3.848% due 04/12/23	3,200,000	3,243,493
Bank of America Corp. 2.572% due 10/20/32	3,040,000	2,767,103
2.592% due 04/29/31	9,420,000	8,706,716
2.972% due 02/04/33	1,280,000	1,200,726
3.004% due 12/20/23	8,404,000	8,428,399
3.300% due 01/11/23	3,190,000	3,226,592
3.419% due 12/20/28	7,274,000	7,205,917
3.500% due 04/19/26	5,410,000	5,482,237
3.550% due 03/05/24	3,370,000	3,390,838
3.974% due 02/07/30	3,230,000	3,285,800
4.000% due 04/01/24	2,280,000	2,341,245
4.083% due 03/20/51	3,820,000	3,971,464
4.125% due 01/22/24	7,945,000	8,158,519
4.200% due 08/26/24	4,930,000	5,052,434
4.250% due 10/22/26	310,000	319,444
4.330% due 03/15/50	3,330,000	3,587,117
4.450% due 03/03/26	660,000	683,224
5.000% due 01/21/44	370,000	427,258
Bank of Montreal (Canada) 1.850% due 05/01/25	3,210,000	3,087,308
3.803% due 12/15/32	550,000	544,284
Bank of New York Mellon Corp. 1.600% due 04/24/25	970,000	935,767
Bank of Nova Scotia (Canada) 1.300% due 06/11/25	1,810,000	1,707,190

	Principal Amount	Value
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	$1,290,000	$1,290,722
Barclays PLC (United Kingdom) 4.972% due 05/16/29	6,976,000	7,307,649
5.088% due 06/20/30	4,250,000	4,415,919
Berkshire Hathaway Finance Corp. 4.250% due 01/15/49	3,420,000	3,762,337
BNP Paribas SA (France) 2.219% due 06/09/26 ~	2,260,000	2,150,851
2.824% due 01/26/41 ~	2,000,000	1,652,839
3.375% due 01/09/25 ~	910,000	905,998
4.375% due 03/01/33 ~	970,000	963,771
4.400% due 08/14/28 ~	4,750,000	4,839,576
4.625% due 03/13/27 ~	1,110,000	1,136,554
4.705% due 01/10/25 ~	4,970,000	5,076,845
5.198% due 01/10/30 ~	920,000	982,322
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,412,930
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	1,790,000	1,757,258
Chubb INA Holdings, Inc. 3.350% due 05/03/26	440,000	446,447
Citigroup, Inc. 1.678% due 05/15/24	1,910,000	1,895,373
3.106% due 04/08/26	1,310,000	1,299,798
3.500% due 05/15/23	2,380,000	2,405,906
3.785% due 03/17/33	2,570,000	2,550,626
3.980% due 03/20/30	6,000,000	6,101,614
4.075% due 04/23/29	5,400,000	5,509,302
4.400% due 06/10/25	3,030,000	3,120,433
4.412% due 03/31/31	3,490,000	3,629,736
4.450% due 09/29/27	1,330,000	1,374,099
4.650% due 07/30/45	3,761,000	4,145,489
4.650% due 07/23/48	2,210,000	2,506,855
4.750% due 05/18/46	440,000	472,779
5.300% due 05/06/44	240,000	274,050
5.500% due 09/13/25	4,580,000	4,894,527
5.950% due 01/30/23	1,820,000	1,843,842
5.950% due 05/15/25	2,640,000	2,694,252
6.300% due 05/15/24	2,520,000	2,539,530
6.625% due 06/15/32	480,000	581,331
6.675% due 09/13/43	580,000	765,524
8.125% due 07/15/39	200,000	303,741
Cooperatieve Rabobank UA (Netherlands) due 04/06/28 # ~	1,560,000	1,556,482
due 04/06/33 # ~	910,000	908,454
1.339% due 06/24/26 ~	250,000	233,602
4.375% due 08/04/25	6,300,000	6,407,872
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,417,622
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	1,580,000	1,563,854
Credit Suisse Group AG (Switzerland) 2.193% due 06/05/26 ~	3,448,000	3,241,637
2.593% due 09/11/25 ~	250,000	241,696
3.091% due 05/14/32 ~	2,240,000	2,023,886
4.194% due 04/01/31 ~	6,380,000	6,304,892
4.550% due 04/17/26	440,000	448,044
Danske Bank AS (Denmark) 1.226% due 06/22/24 ~	3,400,000	3,242,277
3.244% due 12/20/25 ~	800,000	788,728
5.375% due 01/12/24 ~	4,050,000	4,177,527
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 05/02/22 §	298,000	239,890
Goldman Sachs Group, Inc. 2.908% due 07/21/42	370,000	319,793
3.200% due 02/23/23	1,780,000	1,796,561
3.210% due 04/22/42	160,000	145,354
3.500% due 04/01/25	2,050,000	2,066,540
3.500% due 11/16/26	2,430,000	2,442,275

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
3.615% due 03/15/28	$710,000	$709,890
3.625% due 02/20/24	3,000,000	3,039,441
4.223% due 05/01/29	3,130,000	3,207,858
4.250% due 10/21/25	3,150,000	3,230,138
4.750% due 10/21/45	20,000	22,430
5.150% due 05/22/45	3,100,000	3,477,237
5.950% due 01/15/27	1,733,000	1,904,246
6.250% due 02/01/41	8,560,000	11,088,541
6.750% due 10/01/37	2,145,000	2,710,491
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	649,929
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,690,787
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	200,000	190,355
3.973% due 05/22/30	1,480,000	1,483,037
4.250% due 03/14/24	2,900,000	2,943,834
4.250% due 08/18/25	4,460,000	4,514,639
4.762% due 03/29/33	1,190,000	1,224,260
International Lease Finance Corp. 5.875% due 08/15/22	910,000	921,307
Intesa Sanpaolo SpA (Italy) 3.125% due 07/14/22 ~	2,100,000	2,103,432
3.375% due 01/12/23 ~	1,040,000	1,042,600
5.017% due 06/26/24 ~	10,470,000	10,560,457
5.710% due 01/15/26 ~	350,000	357,991
JPMorgan Chase & Co. 1.514% due 06/01/24	5,070,000	5,002,823
2.083% due 04/22/26	3,000,000	2,897,225
2.522% due 04/22/31	3,840,000	3,564,250
3.109% due 04/22/51	460,000	409,284
3.875% due 09/10/24	4,840,000	4,946,953
4.023% due 12/05/24	2,730,000	2,774,870
4.203% due 07/23/29	3,010,000	3,116,435
4.250% due 10/01/27	870,000	899,529
4.452% due 12/05/29	7,410,000	7,733,277
4.950% due 06/01/45	5,380,000	6,110,513
KKR Group Finance Co. II LLC 5.500% due 02/01/43 ~	350,000	400,434
Lloyds Banking Group PLC (United Kingdom) 3.900% due 03/12/24	1,910,000	1,940,163
4.375% due 03/22/28	5,380,000	5,505,788
Mastercard, Inc. 3.850% due 03/26/50	1,930,000	2,048,714
Morgan Stanley 2.188% due 04/28/26	4,770,000	4,612,468
2.699% due 01/22/31	6,350,000	5,966,130
3.622% due 04/01/31	5,280,000	5,259,331
3.737% due 04/24/24	2,230,000	2,253,338
3.772% due 01/24/29	200,000	201,738
4.431% due 01/23/30	170,000	177,938
MPT Operating Partnership LP/MPT Finance Corp. REIT 3.500% due 03/15/31	90,000	83,738
National Securities Clearing Corp. 1.200% due 04/23/23 ~	950,000	942,030
1.500% due 04/23/25 ~	1,000,000	958,266
Natwest Group PLC (United Kingdom) 4.519% due 06/25/24	200,000	203,077
4.892% due 05/18/29	780,000	811,931
5.076% due 01/27/30	500,000	533,255
New York Life Global Funding 0.950% due 06/24/25 ~	1,290,000	1,205,786
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,562,890
Park Aerospace Holdings Ltd. (Ireland) 4.500% due 03/15/23 ~	260,000	261,975
5.250% due 08/15/22 ~	101,000	101,666
5.500% due 02/15/24 ~	630,000	645,255
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	600,865

	Principal Amount	Value
Royal Bank of Canada (Canada)
1.150% due 06/10/25	$1,730,000	$1,634,585
1.600% due 04/17/23	2,760,000	2,747,666
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	440,952
Standard Chartered PLC (United Kingdom) 1.809% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,373,500
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,200,000	2,170,538
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	173,579
Toronto-Dominion Bank (Canada) 0.750% due 06/12/23	3,390,000	3,329,703
1.150% due 06/12/25	1,720,000	1,625,140
UBS Group AG (Switzerland) 2.746% due 02/11/33 ~	850,000	773,323
2.859% due 08/15/23 ~	580,000	580,982
3.491% due 05/23/23 ~	3,670,000	3,675,509
4.125% due 09/24/25 ~	2,340,000	2,385,706
7.000% due 01/31/24 ~	9,870,000	10,304,329
US Bancorp 1.450% due 05/12/25	3,820,000	3,655,415
Visa, Inc. 3.150% due 12/14/25	3,940,000	3,988,171
4.300% due 12/14/45	2,320,000	2,611,130
WEA Finance LLC/Westfield UK & Europe Finance PLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,224,028
Wells Fargo & Co. 2.188% due 04/30/26	3,060,000	2,953,863
2.879% due 10/30/30	3,860,000	3,672,920
3.000% due 10/23/26	3,850,000	3,800,538
3.350% due 03/02/33	590,000	574,035
3.750% due 01/24/24	3,780,000	3,850,448
4.150% due 01/24/29	1,150,000	1,194,147
4.400% due 06/14/46	1,650,000	1,717,724
4.478% due 04/04/31	3,350,000	3,551,759
4.650% due 11/04/44	1,600,000	1,707,955
4.750% due 12/07/46	2,550,000	2,782,785
4.900% due 11/17/45	4,920,000	5,451,017
5.013% due 04/04/51	15,320,000	18,262,559
5.375% due 11/02/43	2,030,000	2,363,453
5.606% due 01/15/44	1,567,000	1,871,942

		462,099,085

Industrial - 1.8%
3M Co. 2.375% due 08/26/29	1,550,000	1,475,810
3.050% due 04/15/30	340,000	338,479
3.700% due 04/15/50	3,900,000	3,953,987
Ball Corp. 3.125% due 09/15/31	1,220,000	1,092,998
Boeing Co. 2.196% due 02/04/26	1,190,000	1,126,374
2.700% due 02/01/27	610,000	586,030
2.800% due 03/01/27	790,000	757,072
3.200% due 03/01/29	2,330,000	2,223,094
3.250% due 02/01/35	4,780,000	4,277,001
3.550% due 03/01/38	460,000	405,266
3.750% due 02/01/50	1,380,000	1,233,113
4.875% due 05/01/25	3,950,000	4,078,864
5.150% due 05/01/30	2,660,000	2,840,873
5.705% due 05/01/40	2,190,000	2,453,572
5.805% due 05/01/50	5,960,000	6,903,233
5.930% due 05/01/60	150,000	173,753
Builders FirstSource, Inc. 4.250% due 02/01/32 ~	130,000	121,269
Carrier Global Corp. 3.577% due 04/05/50	100,000	91,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Deere & Co. 3.100% due 04/15/30	$370,000	$371,026
3.750% due 04/15/50	1,750,000	1,858,656
Eaton Corp. 2.750% due 11/02/22	3,849,000	3,871,133
4.150% due 11/02/42	590,000	615,460
General Dynamics Corp. 3.250% due 04/01/25	630,000	637,213
3.500% due 05/15/25	240,000	244,436
4.250% due 04/01/40	100,000	109,485
4.250% due 04/01/50	590,000	665,837
General Electric Co. 6.750% due 03/15/32	216,000	272,681
GFL Environmental, Inc. (Canada) 4.250% due 06/01/25 ~	930,000	925,290
Honeywell International, Inc. 1.350% due 06/01/25	1,200,000	1,157,193
L3Harris Technologies, Inc. 4.854% due 04/27/35	530,000	577,140
5.054% due 04/27/45	1,120,000	1,270,412
Lockheed Martin Corp. 3.100% due 01/15/23	300,000	302,680
3.550% due 01/15/26	1,730,000	1,772,973
4.500% due 05/15/36	580,000	641,486
Northrop Grumman Corp. 2.930% due 01/15/25	2,560,000	2,567,954
3.250% due 01/15/28	4,270,000	4,277,967
5.250% due 05/01/50	1,270,000	1,589,001
Otis Worldwide Corp. 2.056% due 04/05/25	870,000	847,892
Raytheon Technologies Corp. 2.250% due 07/01/30	1,600,000	1,484,100
3.150% due 12/15/24	750,000	753,999
3.950% due 08/16/25	1,700,000	1,754,926
4.125% due 11/16/28	560,000	586,180
4.500% due 06/01/42	540,000	597,612
Republic Services, Inc. 2.500% due 08/15/24	1,430,000	1,415,990
Union Pacific Corp. 2.150% due 02/05/27	1,430,000	1,376,763
2.400% due 02/05/30	840,000	795,981
2.891% due 04/06/36	1,810,000	1,694,934
3.750% due 07/15/25	1,210,000	1,240,955
3.750% due 02/05/70	1,950,000	1,909,311
3.839% due 03/20/60	365,000	368,236
Vertiv Group Corp. 4.125% due 11/15/28 ~	570,000	520,866

		73,208,398

Technology - 1.4%
Apple, Inc. 1.125% due 05/11/25	4,140,000	3,956,052
2.450% due 08/04/26	2,410,000	2,383,142
Broadcom, Inc. 3.137% due 11/15/35 ~	7,080,000	6,252,250
Intel Corp. 1.600% due 08/12/28	1,780,000	1,625,936
3.050% due 08/12/51	860,000	768,495
3.700% due 07/29/25	890,000	912,164
4.750% due 03/25/50	920,000	1,076,295
International Business Machines Corp. 3.000% due 05/15/24	4,100,000	4,129,106
Microsoft Corp. 2.400% due 08/08/26	3,370,000	3,345,298
2.525% due 06/01/50	841,000	728,616
2.675% due 06/01/60	192,000	166,205
2.700% due 02/12/25	1,080,000	1,087,666
2.921% due 03/17/52	1,497,000	1,408,966
3.041% due 03/17/62	908,000	851,116
3.300% due 02/06/27	2,650,000	2,721,271
3.450% due 08/08/36	72,000	75,052

	Principal Amount	Value
NVIDIA Corp. 2.850% due 04/01/30	$830,000	$817,636
3.500% due 04/01/40	2,240,000	2,261,520
3.500% due 04/01/50	5,820,000	5,900,241
3.700% due 04/01/60	1,590,000	1,618,220
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 2.700% due 05/01/25 ~	1,030,000	999,435
Oracle Corp. 1.650% due 03/25/26	3,630,000	3,389,723
2.875% due 03/25/31	4,290,000	3,918,219
2.950% due 04/01/30	260,000	240,178
Salesforce.com, Inc. 3.250% due 04/11/23	1,720,000	1,742,305
3.700% due 04/11/28	1,610,000	1,665,730
Texas Instruments, Inc. 1.750% due 05/04/30	1,040,000	947,629
Workday, Inc. due 04/01/27 #	650,000	650,274
due 04/01/29 #	1,080,000	1,083,385
due 04/01/32 #	1,300,000	1,299,132

		58,021,257

Utilities - 0.3%
Berkshire Hathaway Energy Co. 6.125% due 04/01/36	586,000	723,752
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/30	610,000	608,762
3.950% due 04/01/50	470,000	485,364
Duke Energy Ohio, Inc. 3.650% due 02/01/29	1,880,000	1,913,575
Pacific Gas and Electric Co. 1.750% due 06/16/22	2,610,000	2,607,310
2.100% due 08/01/27	810,000	729,180
2.500% due 02/01/31	1,010,000	872,628
3.300% due 08/01/40	210,000	172,326
3.500% due 08/01/50	490,000	395,875
Virginia Electric & Power Co. 6.350% due 11/30/37	2,130,000	2,738,297

		11,247,069

Total Corporate Bonds & Notes (Cost $1,495,753,473)		1,476,658,487

SENIOR LOAN NOTES - 5.9%
Basic Materials - 0.1%
Asplundh Tree Expert LLC Term B 2.202% (USD LIBOR + 1.750%) due 09/04/27 §	1,588,220	1,573,926
INEOS US Petrochem LLC Term B 3.250% (USD LIBOR + 2.750%) due 01/29/26 §	1,676,228	1,647,242

		3,221,168

Communications - 0.8%
Altice France SA Term B12 (France) 3.996% (USD LIBOR + 3.387%) due 01/31/26 §	2,169,720	2,127,003
Audacy Capital Corp. Term B2 2.897% (USD LIBOR + 2.500%) due 11/17/24 §	310,642	306,047
Charter Communications Operating LLC Term B1 2.197% (USD LIBOR + 1.750%) due 04/30/25 §	5,875,400	5,859,795
Term B2 2.197% (USD LIBOR + 1.750%) due 02/01/27 §	491,184	487,653

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
CSC Holdings LLC Term B 2.491% (USD LIBOR + 2.250%) due 01/15/26 §	$793,862	$781,032
Delta Topco, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	3,045,700	3,001,647
Go Daddy Operating Co. LLC Term B2 2.202% (USD LIBOR + 1.750%) due 02/15/24 §	613,527	610,788
iHeartCommunications, Inc. Term B 3.452% (USD LIBOR + 3.000%) due 05/01/26 §	256,378	255,337
Level 3 Financing, Inc. Term B 2.207% (USD LIBOR + 1.750%) due 03/01/27 §	5,490,816	5,397,175
Nexstar Media, Inc. Term B4 3.197% (USD LIBOR + 2.750%) due 09/19/26 §	4,966,520	4,953,071
Terrier Media Buyer, Inc. Term B 3.952% (USD LIBOR + 3.500%) due 12/17/26 §	1,069,654	1,055,042
Virgin Media Bristol LLC
Term N 2.941% (USD LIBOR + 2.500%) due 01/31/28 §	4,691,848	4,638,333
Term Q 3.702% (USD LIBOR + 3.250%) due 01/31/29 §	620,000	616,028
Zayo Group Holdings, Inc. Term B 3.452% (USD LIBOR + 3.000%) due 03/09/27 §	2,320,000	2,260,550
Ziggo Financing Partnership Term I (Netherlands) 2.949% (USD LIBOR + 2.500%) due 04/30/28 §	1,296,000	1,277,572

		33,627,073

Consumer, Cyclical - 1.1%
Academy Ltd. 4.500% (USD LIBOR + 3.750%) due 11/05/27 §	655,050	651,229
Air Canada Term B (Canada) 4.250% (USD LIBOR + 3.500%) due 08/11/28 §	1,670,000	1,654,553
Alterra Mountain Co. Term B 4.000% (USD LIBOR + 3.500%) due 08/17/28 §	2,436,124	2,416,331
Caesars Resort Collection LLC Term B 3.704% (USD LIBOR + 2.750%) due 12/22/24 §	5,376,713	5,356,550
Clarios Global LP Term B 3.702% (USD LIBOR + 3.250%) due 04/30/26 §	3,675,191	3,636,142
Delta 2 Lux SARL Term B3 (Luxembourg) 3.500% (USD LIBOR + 2.500%) due 02/01/24 §	160,000	159,180
Great Outdoors Group LLC Term B2 4.500% (USD LIBOR + 3.750%) due 03/05/28 §	1,224,547	1,221,676
GVC Holdings Gibraltar Ltd. Term B4 3.000% (USD LIBOR + 2.500%) due 03/16/27 §	1,052,050	1,040,433
Harbor Freight Tools USA, Inc. Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	2,058,195	2,019,176
Hilton Worldwide Finance LLC Term B2 2.708% (USD LIBOR + 1.750%) due 06/21/26 §	4,393,764	4,351,351
PCI Gaming Authority Term B 2.947% (USD LIBOR + 2.500%) due 05/31/26 §	1,747,523	1,736,164

	Principal Amount	Value
Petco Health & Wellness Co., Inc. Term B 4.000% (USD LIBOR + 3.250%) due 03/04/28 §	$2,217,600	$2,199,028
Restaurant Brands Co. Term B (Canada) 2.197% (USD LIBOR + 1.750%) due 11/19/26 §	937,309	919,031
Scientific Games International, Inc. Term B5 3.181% (USD LIBOR + 2.750%) due 08/14/24 §	4,987,787	4,969,776
SkyMiles IP Ltd. Term B 4.750% (USD LIBOR + 3.750%) due 10/20/27 §	620,000	641,893
Station Casinos LLC Term B1 2.702% (USD LIBOR + 2.250%) due 02/08/27 §	2,661,919	2,630,308
UFC Holdings LLC Term B3 3.500% (USD LIBOR + 3.000%) due 04/29/26 §	3,383,344	3,352,329
United Airlines, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	3,346,200	3,312,738

		42,267,888

Consumer, Non-Cyclical - 1.6%
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	4,916,409	4,852,904
APi Group DE, Inc. Term B 2.952% (USD LIBOR + 2.500%) due 10/01/26 §	3,318,729	3,282,429
Belron Finance US LLC Term B 3.006% (USD LIBOR + 2.500%) due 11/13/25 §	653,248	649,438
Brightview Landscapes LLC Term B 2.969% (USD LIBOR + 2.500%) due 08/15/25 §	1,665,125	1,646,392
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.750%) due 03/01/24 §	2,267,496	2,258,184
Eyecare Partners LLC 4.197% (USD LIBOR + 3.750%) due 02/20/27 §	952,050	941,737
Froneri US, Inc. Term B (United Kingdom) 2.702% (USD LIBOR + 2.250%) due 01/31/27 §	1,699,725	1,672,954
Gainwell Acquisition Corp. Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	4,377,966	4,361,549
Garda World Security Corp. Term B (Canada) 4.697% (USD LIBOR + 4.250%) due 10/30/26 §	1,071,822	1,063,783
Global Medical Response, Inc. Term B 5.250% (USD LIBOR + 4.250%) due 10/02/25 §	3,128,518	3,112,876
Horizon Therapeutics USA, Inc. Term B2 2.500% (USD LIBOR + 2.000%) due 03/15/28 §	4,851,000	4,810,979
ICON Luxembourg SARL Term B (Luxembourg) 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	2,961,688	2,948,730
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 05/05/28 §	4,674,675	4,664,610
Mozart Borrower LP Term B 3.750% (USD LIBOR + 3.250%) due 10/21/28 §	3,720,000	3,685,114
Phoenix Guarantor, Inc.
Term B 3.702% (USD LIBOR + 3.250%) due 03/05/26 §	3,125,623	3,092,691
3.968% (USD LIBOR + 3.500%) due 03/05/26 §	1,277,100	1,263,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Phoenix Newco, Inc. 4.000% (USD LIBOR + 3.500%) due 11/15/28 §	$1,800,000	$1,788,610
PRA Health Sciences, Inc. Term B (Ireland) 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	737,906	734,678
Prime Security Services Borrower LLC Term B1 3.500% (USD LIBOR + 2.750%) due 09/23/26 §	3,311,765	3,290,838
Reynolds Consumer Products LLC Term B 2.202% (USD LIBOR + 1.750%) due 02/04/27 §	1,686,591	1,663,822
Sotera Health Holdings LLC 3.250% (USD LIBOR + 2.750%) due 12/13/26 §	5,470,000	5,418,719
Triton Water Holdings, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 03/31/28 §	3,156,152	3,086,123
US Foods, Inc. Term B 2.826% (USD LIBOR + 2.000%) due 09/13/26 §	965,573	948,541
Verscend Holding Corp. Term B 4.452% (USD LIBOR + 4.000%) due 08/27/25 §	2,937,800	2,934,128

		64,173,473

Diversified - 0.1%
First Eagle Holdings, Inc. Term B 2.952% (USD LIBOR + 2.500%) due 02/02/27 §	2,083,783	2,051,224

Financial - 0.9%
AmWINS Group, Inc. Term B 3.000% (USD LIBOR + 2.250%) due 02/19/28 §	1,738,008	1,712,480
Asurion LLC
Term B6 3.452% (USD LIBOR + 2.750%) due 11/03/23 §	673,644	670,529
Term B7 3.452% (USD LIBOR + 3.000%) due 11/03/24 §	1,966,065	1,943,538
Term B8 3.707% (USD LIBOR + 3.250%) due 12/23/26 §	3,444,209	3,374,402
Term B9 3.702% (USD LIBOR + 3.250%) due 07/31/27 §	1,475,100	1,447,135
Castlelake Aviation One DAC Term B 3.250% (USD LIBOR + 2.750%) due 10/22/26 §	4,756,100	4,643,142
Citadel Securities LP Term B 2.952% (USD LIBOR + 2.500%) due 02/02/28 §	1,110,289	1,105,630
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	3,802,275	3,791,343
Edelman Financial Engines Center LLC Term B 4.500% (USD LIBOR + 3.750%) due 04/07/28 §	1,629,884	1,614,093
FinCo I LLC Term B 2.945% (USD LIBOR + 2.500%) due 06/27/25 §	1,625,324	1,611,102

	Principal Amount	Value
FleetCor Technologies Operating Co. LLC Term B4 2.202% (USD LIBOR + 1.750%) due 04/30/28 §	$1,399,432	$1,379,190
Focus Financial Partners LLC Term B3 2.105% (USD LIBOR + 2.000%) due 07/03/24 §	1,044,586	1,030,795
Hudson River Trading LLC Term B 3.306% (USD LIBOR + 3.000%) due 03/18/28 §	1,742,400	1,718,986
Jane Street Group LLC Term B 3.195% (USD LIBOR + 2.750%) due 01/26/28 §	2,158,148	2,134,948
Setanta Aircraft Leasing DAC Term B (Ireland) 2.452% (USD LIBOR + 2.000%) due 11/05/28 §	5,430,000	5,361,153
VFH Parent LLC 3.500% (USD LIBOR + 3.000%) due 03/01/26 §	1,590,000	1,577,412
Zebra Buyer LLC Term B 3.750% (USD LIBOR + 3.250%) due 11/02/28 §	1,863,000	1,854,151

		36,970,029

Industrial - 0.6%
Ali Group North America Corp. Term B 2.447% (USD LIBOR + 2.000%) due 12/20/28 §	3,660,000	3,598,237
Berry Global, Inc. Term Z 2.202% (USD LIBOR + 1.750%) due 07/01/26 §	2,654,004	2,620,091
Brookfield WEC Holdings, Inc. 3.250% (USD LIBOR + 2.750%) due 08/01/25 §	65,989	64,913
Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	2,267,799	2,232,601
Genesee & Wyoming, Inc. 2.455% (USD LIBOR + 2.000%) due 12/30/26 §	5,371,190	5,321,507
GFL Environmental, Inc. Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	97,481	97,246
Hunter Douglas, Inc. Term B (Netherlands) 4.000% (USD LIBOR + 3.500%) due 02/25/29 §	5,440,000	5,342,531
II-VI, Inc. Term B 3.250% (USD LIBOR + 2.750%) due 12/08/28 §	2,610,000	2,581,726
Quikrete Holdings, Inc. Term B1 3.447% (USD LIBOR + 3.000%) due 06/11/28 §	1,900,000	1,868,994
TransDigm, Inc. Term F 2.702% (USD LIBOR + 2.250%) due 12/09/25 §	227,096	223,299
XPO Logistics, Inc. Term B 2.202% (USD LIBOR + 1.750%) due 02/23/25 §	2,170,000	2,151,206

		26,102,351

Technology - 0.7%
AthenaHealth Group, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 02/15/29 § f	6,060,000	6,008,866
Cloudera, Inc. Term B 4.250% (USD LIBOR + 3.750%) due 10/08/28 § ±	1,390,000	1,377,837
Dcert Buyer, Inc. 4.241% (USD LIBOR + 4.000%) due 10/16/26 §	4,341,682	4,318,037

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Magenta Buyer LLC 5.750% (USD LIBOR + 5.000%) due 07/27/28 §	$6,174,525	$6,130,143
Peraton Corp. Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	4,432,833	4,402,752
Rackspace Technology Global, Inc. Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	2,514,600	2,469,023
RealPage, Inc. Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	4,069,550	4,029,872
Seattle SpinCo, Inc. Term B 2.716% (USD LIBOR + 2.500%) due 06/21/24 §	258,836	256,086

		28,992,616

Total Senior Loan Notes (Cost $239,348,554)		237,405,822

MORTGAGE-BACKED SECURITIES - 25.9%
Collateralized Mortgage Obligations - Commercial - 3.7%
Bank 2019-BN17 (IO) 1.027% due 04/15/52 §	36,544,318	2,173,616
BBCCRE Trust 4.563% due 08/10/33 § ~	9,930,000	9,341,374
BENCHMARK Mortgage Trust 4.510% due 05/15/53 §	8,220,000	8,752,147
BHMS 1.647% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	6,936,696
BX Commercial Mortgage Trust 3.397% (USD LIBOR + 3.000%) due 11/15/35 § ~	8,673,000	8,582,928
CD Mortgage Trust (IO) 1.270% due 05/10/50 §	30,996,590	1,351,929
Citigroup Commercial Mortgage Trust 4.175% due 07/10/47 §	1,970,000	1,977,948
Commercial Mortgage Trust 4.300% due 10/10/46	510,000	513,555
4.762% due 10/10/46 §	450,000	450,310
4.837% due 08/15/45 § ~	2,390,000	2,149,994
5.063% due 10/10/46 §	220,000	212,826
Commercial Mortgage Trust (IO) 1.824% due 10/15/45 §	20,115,168	55,705
Credit Suisse Mortgage Capital Certificates 3.047% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,633,580
Credit Suisse Mortgage Trust 3.953% due 09/15/37 ~	6,800,000	6,693,545
4.024% (USD LIBOR + 3.024%) due 12/15/22 § ~	18,930,000	18,904,176
4.373% due 09/15/37 ~	1,700,000	1,446,785
5.747% (USD LIBOR + 5.350%) due 07/15/32 § ~	7,500,000	6,680,625
Fannie Mae 2.232% due 02/25/27	2,239,400	2,192,827
2.560% due 09/25/29	966,984	954,404
2.720% due 10/25/31 §	367,138	366,921
3.121% due 04/25/28 §	97,518	98,156
Fannie Mae (IO) 0.588% due 06/25/29 §	9,876,632	343,529
Fannie Mae - Aces 2.500% due 10/25/37	455,288	446,234
3.061% due 05/25/27 §	579,614	587,615
Fannie Mae - Aces (IO) 2.842% due 07/25/22 §	504,452	5
Freddie Mac (IO) 0.472% due 02/25/36 §	4,994,313	240,849
0.572% due 12/25/27 §	5,996,132	170,338

	Principal Amount	Value
0.609% due 12/25/35 §	$30,888,222	$1,832,595
0.779% due 03/25/28 §	6,098,092	211,976
1.666% due 08/27/28 §	4,000,000	359,765
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.636% due 10/25/26 §	16,861,641	401,206
0.835% due 10/25/29 §	2,487,904	132,703
0.880% due 06/25/29 §	7,253,190	390,858
1.147% due 06/25/29 §	6,050,000	458,227
1.204% due 06/25/27 §	1,569,748	60,859
1.308% due 07/25/26 §	5,279,632	232,979
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	6,227,420	62
GMAC Commercial Mortgage Securities, Inc. Trust 5.349% due 11/10/45 §	2,754	2,621
Government National Mortgage Association 2.764% due 11/16/47 §	1,126,226	1,097,907
Government National Mortgage Association (IO) 0.057% due 10/16/48 §	10,243,876	27,135
0.334% due 01/16/53 §	28,278,949	299,836
0.385% due 11/16/47 §	16,225,004	199,374
0.423% due 08/16/58 §	1,394,828	43,891
0.518% due 04/16/57 §	1,945,856	70,840
0.536% due 02/16/59 §	1,964,586	77,889
0.538% due 11/16/55 §	8,996,612	247,653
0.567% due 01/16/63	5,000,000	322,759
0.571% due 02/16/62	3,500,000	228,563
0.598% due 12/16/59 §	2,210,766	91,213
0.631% due 07/16/58 §	1,767,171	62,785
0.641% due 02/16/61 §	2,193,376	145,783
0.805% due 01/16/61 §	12,642,044	823,276
0.823% due 05/16/63 §	4,931,203	346,707
0.842% due 05/16/60 §	1,831,593	122,598
0.897% due 10/16/62 §	2,941,943	215,500
0.913% due 11/16/60 §	5,840,348	410,678
1.422% due 10/16/60 §	31,308,955	2,836,748
GS Mortgage Securities Corp. II 1.947% (USD LIBOR + 1.550%) due 09/15/31 § ~	8,049,427	7,288,041
GS Mortgage Securities Corp. Trust 1.547% (USD LIBOR + 1.150%) due 05/15/26 § ~	2,360,000	2,332,749
GS Mortgage Securities Trust 3.777% due 05/10/50 §	3,880,000	3,865,376
4.028% due 05/10/50 §	550,000	544,603
5.161% due 11/10/46 §	1,070,000	1,077,266
JP Morgan Chase Commercial Mortgage Securities Trust 4.622% due 08/15/48 §	2,470,000	2,499,166
4.886% due 01/15/47 §	510,000	516,971
6.222% due 02/15/51 §	18,100	16,451
ML-CFC Commercial Mortgage Trust 5.408% due 08/12/48 §	429,930	211,417
5.408% due 08/12/48 § ~	54,284	26,694
6.193% due 09/12/49 §	58,276	57,427
Ready Capital Mortgage Financing LLC 1.657% (USD LIBOR + 1.200%) due 11/25/36 § ~	4,779,334	4,739,374
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	14,556,956
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	1,049,749	1,040,201
WFRBS Commercial Mortgage Trust 4.204% due 11/15/47 §	3,830,000	3,650,263
4.723% due 03/15/47 §	340,000	339,177
WFRBS Commercial Mortgage Trust (IO) 0.996% due 03/15/47 §	8,399,437	112,082
1.201% due 06/15/45 § ~	966,623	10

		146,887,827

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 5.2%
Adjustable Rate Mortgage Trust 0.957% (USD LIBOR + 0.500%) due 03/25/36 §	$347,100	$138,662
2.382% due 10/25/35 §	1,425,627	1,298,353
Alternative Loan Trust 6.000% due 03/25/27	12,079	12,122
6.000% due 05/25/36	2,513,740	1,616,955
6.500% due 09/25/36	1,085,230	807,296
15.936% (16.940% - USD LIBOR) due 06/25/35 §	2,392,236	2,293,242
26.774% (28.600% - USD LIBOR) due 07/25/36 §	769,297	966,388
BCAP LLC Trust 0.587% due 03/28/37 § ~	3,056,120	3,004,395
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.637% (USD LIBOR + 0.180%) due 08/25/47 § ~	160,679	139,479
Citigroup Mortgage Loan Trust 3.037% due 04/25/37 §	281,180	267,162
6.500% due 10/25/36 § ~	1,347,904	933,687
Connecticut Avenue Securities Trust 2.507% (USD LIBOR + 2.050%) due 01/25/40 § ~	1,734,873	1,734,199
2.557% (USD LIBOR + 2.100%) due 10/25/39 § ~	1,704,599	1,705,295
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35	509,941	342,717
5.750% due 02/25/37	3,246,586	2,105,959
Credit Suisse Mortgage Trust 1.991% (USD LIBOR + 1.750%) due 07/25/47 § ~	3,459,934	3,423,449
2.000% due 01/25/60 § ~	1,671,931	1,587,781
2.810% due 01/27/36 § ~	9,048,139	9,020,846
3.500% due 02/25/48 § ~	8,185,917	8,056,383
CSMC Trust 2.973% due 07/25/57 § ~	9,880,000	9,815,167
DCP Rights, LLC 3.285% due 01/15/24	1,250,000	1,236,514
Fannie Mae 0.807% (USD LIBOR + 0.350%) due 05/25/34 §	213,922	214,076
2.000% due 07/25/50	1,553,384	1,246,481
4.000% due 04/25/40 - 07/25/40	3,862,200	3,931,621
5.500% due 04/25/42	1,664,050	1,786,519
6.000% due 05/25/42	545,702	599,471
6.500% due 06/25/39 - 07/25/42	1,224,411	1,368,250
7.000% due 05/25/42	235,357	269,817
Fannie Mae (IO) 0.230% due 12/25/36 §	817,439	50,704
1.402% due 08/25/55 §	584,752	20,927
1.517% due 10/25/35 §	180,744	7,849
1.611% due 08/25/44 §	1,527,363	71,936
1.765% due 03/25/36 §	121,390	4,992
2.387% due 07/25/36 §	197,072	13,688
2.500% due 08/25/50 - 02/25/51	5,917,238	933,593
3.000% due 11/25/26 - 09/25/32	2,718,895	135,680
3.500% due 07/25/28 - 11/25/41	1,241,285	106,939
4.000% due 11/25/41	1,217,920	225,243
4.500% due 11/25/39	166,830	27,045
5.000% due 01/25/38 - 01/25/39	472,917	77,153
5.000% due 01/25/39 §	124,722	22,575
5.500% due 01/25/39 §	106,872	20,619
5.693% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	5,097,242	672,165
6.000% due 01/25/38 - 07/25/38	494,884	105,229
6.023% (6.480% - USD LIBOR) due 04/25/40 §	304,943	44,732

	Principal Amount	Value
6.143% (6.600% - USD LIBOR) due 07/25/42 §	$172,631	$24,800
6.193% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	795,755	86,996
Fannie Mae (PO) 0.283% due 03/25/42	103,393	94,909
Fannie Mae Connecticut Avenue Securities 5.457% (USD LIBOR + 5.000%) due 11/25/24 §	509,736	515,175
5.707% (USD LIBOR + 5.250%) due 10/25/23 §	751,540	775,173
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	213,782	213,862
Freddie Mac 1.397% (USD LIBOR + 1.000%) due 02/15/32 §	35,729	36,475
1.899% (SOFR + 1.800%) due 01/25/51 § ~	2,940,000	2,883,008
2.757% (USD LIBOR + 2.300%) due 01/25/50 § ~	2,570,000	2,459,930
3.000% due 08/15/48	422,749	413,327
3.500% due 10/15/37	937,514	942,434
4.000% due 12/15/39	483,333	488,148
4.207% (USD LIBOR + 3.750%) due 08/25/50 § ~	788,875	789,977
5.000% due 02/15/30 - 03/15/35	5,354,469	5,675,776
6.000% due 05/15/36	1,020,177	1,116,822
Freddie Mac (IO) 0.250% due 01/15/38 §	56,978	357
1.570% due 04/15/41 §	706,716	29,491
2.000% due 10/25/50	2,269,494	317,979
2.500% due 05/25/49 - 01/25/51	12,564,855	1,970,702
3.000% due 12/15/31	403,688	23,289
3.500% due 06/15/27 - 04/15/43	1,479,689	97,454
4.000% due 04/15/43	113,154	4,854
5.553% (5.950% - USD LIBOR) due 10/15/41 §	562,331	76,179
5.603% (6.000% - USD LIBOR) due 05/15/44 §	2,835,952	418,175
5.633% (6.030% - USD LIBOR) due 09/15/37 §	777,673	104,833
5.653% (6.050% - USD LIBOR) due 08/15/39 §	739,514	93,427
5.833% (6.230% - USD LIBOR) due 01/15/40 §	133,765	19,194
5.853% (6.250% - USD LIBOR) due 09/15/42 §	435,156	49,460
5.893% (6.290% - USD LIBOR) due 11/15/36 §	262,200	35,935
Freddie Mac STACR Trust 2.307% (USD LIBOR + 1.850%) due 02/25/50 § ~	2,629,554	2,625,027
Freddie Mac Structured Agency Credit Risk Debt Notes 4.957% (USD LIBOR + 4.500%) due 02/25/24 §	2,300,571	2,349,672
5.407% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,727,645
9.807% (USD LIBOR + 9.350%) due 04/25/28 §	2,837,086	2,903,866
Government National Mortgage Association 0.406% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	4,028,585	4,002,780
0.456% (USD LIBOR + 0.350%) due 08/20/58 §	7,898,982	7,863,019
0.606% (USD LIBOR + 0.500%) due 03/20/61 §	954,608	952,461
0.849% (USD LIBOR + 0.400%) due 08/20/70 §	212,874	212,273
0.899% (USD LIBOR + 0.450%) due 07/20/70 §	12,870,292	12,818,053

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
0.949% (USD LIBOR + 0.500%) due 07/20/70 §	$667,915	$665,831
1.231% (USD LIBOR + 1.000%) due 05/20/60 §	253,870	255,383
1.599% (USD LIBOR + 1.150%) due 05/20/70 §	2,533,334	2,605,871
2.750% due 03/20/48	613,318	608,729
3.000% due 07/20/49	2,995,115	2,962,933
4.500% due 10/20/39	276,294	277,147
5.000% due 07/20/39	51,170	51,173
Government National Mortgage Association (IO) 1.120% due 11/20/42 §	148,544	3,464
2.000% due 12/20/50	8,330,602	873,998
2.500% due 08/20/50 - 02/20/51	14,988,357	2,244,999
3.500% due 04/20/27 - 04/20/50	3,968,433	568,846
4.000% due 04/16/45	726,181	119,902
5.000% due 10/20/44	3,534,629	646,018
5.669% (6.100% - USD LIBOR) due 08/16/42 §	478,573	76,998
5.719% (6.150% - USD LIBOR) due 06/16/43 §	535,287	41,297
5.769% (6.200% - USD LIBOR) due 10/16/42 §	662,893	110,766
6.031% (6.480% - USD LIBOR) due 04/20/40 §	70,320	10,750
6.101% (6.550% - USD LIBOR) due 06/20/40 §	1,383,714	229,896
6.169% (6.600% - USD LIBOR) due 04/16/42 §	1,356,556	253,153
6.201% (6.650% - USD LIBOR) due 01/20/40 §	34,852	1,282
GS Mortgage-Backed Securities Trust 4.000% due 05/25/62 ~	2,137,565	2,133,914
GSMSC Resecuritization Trust 0.702% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,386,137
Impac CMB Trust 0.977% (USD LIBOR + 0.520%) due 11/25/35 §	1,207,459	1,128,146
IndyMac INDX Mortgage Loan Trust 0.977% (USD LIBOR + 0.520%) due 06/25/35 §	917,299	811,429
JP Morgan Mortgage Trust 2.547% due 08/25/35 §	340,517	341,535
3.500% due 09/25/48 § ~	922,784	921,038
3.500% due 10/25/48 § ~	1,872,502	1,858,803
Legacy Mortgage Asset Trust 1.750% due 04/25/61 § ~	2,230,091	2,135,518
2.250% due 07/25/67 § ~	4,306,657	4,120,265
3.200% due 05/25/59 § ~	6,458,006	6,460,320
Lehman Mortgage Trust 1.207% (USD LIBOR + 0.750%) due 12/25/35 §	2,972,470	1,603,044
6.000% due 05/25/37	199,887	209,751
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	995,761	900,712
Merrill Lynch Mortgage Investors Trust 3.038% due 06/25/35 §	600,881	605,463
Morgan Stanley Mortgage Loan Trust 2.353% due 07/25/35 §	595,622	544,972
2.401% due 07/25/34 §	135,301	137,295
Morgan Stanley Resecuritization Trust 0.814% (US FED + 0.710%) due 12/27/46 § ~	6,225,670	5,827,366
0.874% (US FED + 0.770%) due 04/26/47 § ~	1,082,473	1,083,263
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,220,316	1,183,272

	Principal Amount	Value
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	$2,288,662	$2,294,197
4.250% due 12/25/57 § ~	4,529,920	4,591,453
Nomura Resecuritization Trust 1.104% (US FED + 1.000%) due 08/26/46 § ~	3,772,813	3,510,383
PMT Credit Risk Transfer Trust 3.195% (USD LIBOR + 2.750%) due 05/27/23 § ~	3,672,332	3,645,038
PRKCM Trust 2.071% due 11/25/56 § ~	2,243,531	2,128,846
RAAC Trust 6.000% due 09/25/34	8,416	8,083
Radnor RE Ltd. (Bermuda) 2.799% (SOFR + 2.700%) due 12/27/33 § ~	8,010,000	7,556,148
Residential Asset Securitization Trust 0.957% (USD LIBOR + 0.500%) due 07/25/36 §	339,341	261,440
6.000% due 08/25/36	695,884	563,966
Structured Adjustable Rate Mortgage Loan Trust 2.700% due 08/25/36 §	2,929,943	2,271,900
3.231% due 05/25/36 §	1,236,738	957,393
WaMu Mortgage Pass-Through Certificates Trust 2.469% due 10/25/36 §	466,649	451,681
2.519% due 09/25/33 §	73,504	72,737
3.178% due 07/25/37 §	1,553,675	1,553,020
Washington Mutual Mortgage Pass-Through Certificates Trust 0.841% (US FED + 0.700%) due 01/25/47 §	3,306,892	2,907,800
6.000% due 07/25/36	406,227	348,325

		210,799,381

Fannie Mae - 11.0%
due 01/01/52 #	41,900,000	40,989,984
due 01/01/52 - 02/01/52 #	65,700,000	64,339,883
1.500% due 12/01/35 - 03/01/36	886,876	842,375
2.000% due 08/01/50 - 03/01/52	85,623,902	79,725,637
2.150% due 02/01/32	720,000	677,586
2.260% due 04/01/30	576,885	556,807
2.500% due 03/01/38 - 03/01/52	95,852,554	91,977,899
2.810% due 04/01/25	130,000	130,008
2.930% due 06/01/30	251,405	252,169
3.000% due 07/01/35 - 02/01/52	66,163,256	65,750,330
3.160% due 05/01/29	1,001,262	1,020,613
3.200% due 02/01/29	91,506	93,327
3.250% due 05/01/29	177,699	182,067
3.450% due 03/01/29	155,154	160,667
3.468% due 03/01/30	295,607	305,283
3.500% due 12/01/34 - 01/01/52	36,614,918	37,215,402
4.000% due 10/01/42 - 06/01/57	30,818,668	32,243,677
4.500% due 04/01/23 - 08/01/58	16,770,503	17,782,488
5.000% due 07/01/33 - 06/01/41	4,727,433	5,079,165
5.500% due 04/01/37 - 11/01/38	710,498	781,465
6.000% due 04/01/33 - 07/01/41	958,010	1,067,245
6.500% due 05/01/40	1,019,195	1,130,859
7.000% due 02/01/39	506,463	572,740

		442,877,676

Freddie Mac - 3.7%
1.500% due 10/01/41 - 11/01/41	1,416,976	1,284,952
2.000% due 09/01/41 - 02/01/52	39,048,505	36,433,767
2.130% (UST + 1.285%) due 03/01/47 §	743,185	738,363
2.500% due 04/01/41 - 03/01/52	43,603,420	41,811,641
2.872% (USD LIBOR + 1.619%) due 11/01/47 §	2,213,432	2,231,262
3.000% due 09/01/32 - 01/01/52	20,440,725	20,305,352
3.012% (USD LIBOR + 1.628%) due 11/01/48 §	6,129,754	6,159,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
3.089% (USD LIBOR + 1.623%) due 02/01/50 §	$2,296,351	$2,309,624
3.500% due 01/01/38 - 02/01/52	7,693,752	7,804,183
4.000% due 10/01/42 - 03/01/50	16,846,246	17,429,775
4.500% due 07/01/23 - 04/01/47	7,347,380	7,856,724
5.000% due 12/01/35 - 06/01/48	2,891,333	3,127,990
5.500% due 08/01/37 - 12/01/38	683,733	753,333
6.000% due 10/01/36 - 11/01/39	1,887,496	2,106,417
6.500% due 09/01/39	323,384	353,158
7.000% due 03/01/39	142,863	160,871

		150,867,212

Government National Mortgage Association - 2.3%
due 06/01/40 - 05/19/52 #	21,200,000	20,938,563
0.720% (USD LIBOR + 0.625%) due 08/20/60 §	445,789	445,108
3.000% due 09/15/42 - 03/20/52	14,901,825	14,809,719
3.500% due 06/20/44 - 07/20/50	14,649,269	14,870,963
4.000% due 02/20/33 - 04/20/50	18,519,260	19,094,993
4.500% due 01/20/40 - 11/20/50	12,813,125	13,475,099
5.000% due 01/15/40 - 10/20/47	4,572,526	5,004,966
5.500% due 06/15/36	184,963	205,357
6.000% due 06/20/35 - 03/20/42	2,361,976	2,611,285
6.500% due 10/20/37	321,136	361,093

		91,817,146

Total Mortgage-Backed Securities (Cost $1,075,587,819)		1,043,249,242

ASSET-BACKED SECURITIES - 3.4%
Accredited Mortgage Loan Trust 0.727% (USD LIBOR + 0.270%) due 09/25/36 §	2,430,000	2,318,398
ACRES Commercial Realty Ltd. 1.641% (USD LIBOR + 1.200%) due 06/15/36 § ~	2,380,000	2,354,898
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.387% (USD LIBOR + 0.930%) due 05/25/35 §	3,972,153	3,966,876
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman) 1.747% (USD LIBOR + 1.350%) due 11/15/36 § ~	4,780,000	4,746,574
Avis Budget Rental Car Funding AESOP LLC 3.340% due 08/20/26 ~	5,000,000	4,581,494
3.350% due 09/22/25 ~	6,570,000	6,598,217
Citigroup Mortgage Loan Trust 0.527% (USD LIBOR + 0.070%) due 05/25/37 §	156,975	123,550
College Ave Student Loans LLC 3.280% due 12/28/48 ~	1,632,395	1,600,815
Credit Suisse European Mortgage Capital Ltd. (Ireland) 3.199% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,096,950	4,007,549
Credit-Based Asset Servicing & Securitization LLC 1.237% (USD LIBOR + 0.780%) due 07/25/33 §	625,815	604,757
DB Master Finance LLC 2.791% due 11/20/51 ~	2,344,125	2,107,718
ECMC Group Student Loan Trust 1.807% (USD LIBOR + 1.350%) due 07/26/66 § ~	4,111,629	4,185,047
Fannie Mae Grantor Trust 2.898% due 06/25/27	537,224	539,264
First Franklin Mortgage Loan Trust 0.577% (USD LIBOR + 0.120%) due 11/25/36 §	8,247,522	7,868,303

	Principal Amount	Value
FNA VI LLC 1.350% due 01/10/32 ~	$2,788,260	$2,663,957
Ford Credit Floorplan Master Owner Trust 4.060% due 11/15/30	5,020,000	5,243,164
Foundation Finance Trust 1.270% due 05/15/41 ~	2,881,476	2,724,192
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	491,347
GoodLeap Sustainable Home Solutions Trust 1.930% due 07/20/48 ~	2,165,537	1,966,194
Hildene Community Funding CDO Ltd. (Cayman) 2.600% due 11/01/35 ~	4,880,000	4,465,334
Home Equity Asset Trust 1.402% (USD LIBOR + 0.945%) due 12/25/35 §	2,370,000	2,320,209
InStar Leasing III LLC 2.300% due 02/15/54 ~	3,514,750	3,274,287
Magnolia Finance X DAC (Ireland) 3.980% due 08/13/24	4,280,704	4,186,014
Mercury Financial Credit Card Master Trust 4.210% due 03/20/26 ~	4,000,000	3,912,868
MF1 Ltd. (Cayman) 1.400% (SOFR + 1.350%) due 02/19/37 § ~	7,310,000	7,277,302
National Collegiate Student Loan Trust 0.817% (USD LIBOR + 0.360%) due 01/26/32 §	1,200,000	940,344
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,326,993	4,069,890
Origen Manufactured Housing Contract Trust 1.862% due 10/15/37 §	3,366,328	3,177,821
2.627% due 04/15/37 §	2,242,638	2,122,320
RAMP Trust 0.727% (USD LIBOR + 0.270%) due 10/25/36 §	409,077	408,853
RASC Trust 0.677% (USD LIBOR + 0.220%) due 01/25/37 §	6,360,000	6,161,607
Saxon Asset Securities Trust 0.697% (USD LIBOR + 0.240%) due 10/25/46 §	9,050,000	8,179,004
SBA Small Business Investment Cos. 3.548% due 09/10/28	707,736	712,885
SLC Student Loan Trust 0.976% (USD LIBOR + 0.150%) due 12/15/39 §	4,300,000	4,158,288
SMB Private Education Loan Trust 1.390% due 01/15/53 ~	1,896,355	1,754,057
1.590% due 01/15/53 ~	4,800,000	4,472,853
Sofi Professional Loan Program Trust 3.340% due 08/25/47 ~	1,601,875	1,605,609
Stonepeak ABS 2.301% due 02/28/33 ~	8,622,361	8,132,242
Structured Asset Investment Loan Trust 1.457% (USD LIBOR + 1.000%) due 10/25/33 §	468,485	467,574
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	2,043,693	1,945,254
Thrust Engine Leasing Thrst 4.163% due 07/15/40 ~	2,351,737	2,203,274
United States Small Business Administration 2.690% due 07/01/44	1,374,749	1,383,641
2.980% due 04/01/39	742,978	745,791

Total Asset-Backed Securities (Cost $138,369,595)		136,769,635

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUE - 0.5%
Fannie Mae 6.625% due 11/15/30	$15,850,000	$20,787,287

Total U.S. Government Agency Issue (Cost $19,617,785)		20,787,287

U.S. TREASURY OBLIGATIONS - 17.7%
U.S. Treasury Bonds - 9.2%
1.125% due 08/15/40	24,350,000	19,108,092
1.250% due 05/15/50	4,320,000	3,227,513
1.375% due 08/15/50	111,940,000	86,281,253
1.625% due 11/15/50 ‡	77,750,000	63,809,668
1.750% due 08/15/41	24,790,000	21,501,452
1.875% due 02/15/51	79,830,000	69,854,368
1.875% due 11/15/51	22,445,000	19,695,488
2.000% due 02/15/50	18,130,000	16,353,118
2.000% due 08/15/51	10,870,000	9,810,175
2.250% due 05/15/41	13,310,000	12,575,870
2.375% due 02/15/42	1,860,000	1,794,609
2.375% due 05/15/51	43,180,000	42,364,471
3.625% due 02/15/44 ‡	4,510,000	5,250,010

		371,626,087

U.S. Treasury Notes - 8.5%
0.125% due 01/31/23	8,460,000	8,360,214
0.125% due 07/15/23	190,000	185,491
0.125% due 10/15/23	190,000	184,185
0.250% due 11/15/23	420,000	407,064
0.250% due 06/30/25	7,680,000	7,136,250
0.250% due 08/31/25	290,000	268,369
0.250% due 09/30/25	1,090,000	1,007,079
0.250% due 10/31/25	2,250,000	2,074,878
0.375% due 11/30/25	5,000,000	4,623,535
0.375% due 01/31/26	1,570,000	1,446,822
0.625% due 10/15/24	2,310,000	2,205,509
0.750% due 03/31/26	6,940,000	6,473,041
0.750% due 05/31/26	100,000	93,025
0.750% due 08/31/26	4,800,000	4,449,469
0.875% due 06/30/26	6,670,000	6,230,848
1.000% due 07/31/28	33,370,000	30,539,416
1.125% due 08/31/28	19,920,000	18,356,747
1.250% due 03/31/28	1,980,000	1,847,239
1.250% due 04/30/28	51,430,000	47,920,304
1.250% due 05/31/28	35,260,000	32,833,120
1.250% due 06/30/28	35,080,000	32,639,474
1.250% due 08/15/31	46,780,000	42,536,908
1.500% due 11/30/28	5,210,000	4,908,288
1.625% due 05/15/31 ‡	31,380,000	29,552,360
1.875% due 02/15/32	6,310,000	6,060,558
2.500% due 03/31/27	51,640,000	51,756,997

		344,097,190

Total U.S. Treasury Obligations (Cost $791,548,050)		715,723,277

FOREIGN GOVERNMENT BONDS & NOTES - 7.4%
Abu Dhabi Government (United Arab Emirates) 2.500% due 10/11/22 ~	2,550,000	2,563,826
3.125% due 09/30/49 ~	11,470,000	10,530,951
Argentine Bonos del Tesoro (Argentina) 16.000% due 10/17/23 Ω	ARS 20,030,000	68,336
Argentine Republic Government (Argentina) 0.500% due 07/09/30 §	$5,494,820	1,854,557
1.000% due 07/09/29	522,501	179,777
1.125% due 07/09/35 §	2,585,277	791,508
2.500% due 07/09/41 §	9,140,000	3,239,307

	Principal Amount	Value
Brazil Notas do Tesouro Nacional Serie F (Brazil) 10.000% due 01/01/31	BRL 38,121,000	$7,236,397
Brazilian Government (Brazil) 4.625% due 01/13/28	$2,020,000	2,028,939
4.750% due 01/14/50	2,460,000	2,067,605
5.000% due 01/27/45	4,870,000	4,346,524
5.625% due 01/07/41	1,570,000	1,524,407
5.625% due 02/21/47	7,120,000	6,754,317
China Government (China) 3.310% due 11/30/25 ~	CNY 109,500,000	17,642,549
3.380% due 11/21/24 ~	17,000,000	2,736,011
3.390% due 05/21/25 ~	20,500,000	3,310,716
Colombia Government (Colombia) 3.250% due 04/22/32	$1,810,000	1,515,640
4.125% due 02/22/42	2,740,000	2,147,502
5.625% due 02/26/44	3,880,000	3,526,804
Indonesia Government (Indonesia) 3.500% due 01/11/28	530,000	544,435
3.850% due 07/18/27 ~	1,190,000	1,243,033
4.350% due 01/11/48	2,260,000	2,341,023
4.750% due 02/11/29	5,300,000	5,871,331
4.750% due 07/18/47 ~	400,000	428,975
5.125% due 01/15/45 ~	2,540,000	2,814,580
5.250% due 01/08/47 ~	1,590,000	1,817,571
Indonesia Treasury (Indonesia) 6.375% due 04/15/32	IDR 37,919,000,000	2,570,123
6.500% due 02/15/31	437,967,000,000	30,015,948
7.000% due 05/15/27	179,413,000,000	13,108,485
Israel Government International (Israel) 2.750% due 07/03/30	$1,290,000	1,279,101
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,922,565,032	16,536,207
Kenya Government (Kenya) 6.300% due 01/23/34 ~	$3,210,000	2,768,625
6.875% due 06/24/24 ~	990,000	996,544
7.250% due 02/28/28 ~	1,210,000	1,169,840
Kuwait International Government Bond (Kuwait) 3.500% due 03/20/27 ~	3,150,000	3,284,159
Mexican Bonos (Mexico) 7.750% due 11/23/34	MXN 171,270,000	8,239,387
7.750% due 11/13/42	691,077,500	32,412,195
8.000% due 11/07/47	907,490,000	43,537,619
8.500% due 05/31/29	55,030,000	2,787,460
10.000% due 12/05/24	109,240,000	5,691,392
Mexico Government (Mexico) 4.600% due 02/10/48	$5,770,000	5,512,456
5.750% due 10/12/10	1,450,000	1,475,179
Nigeria Government (Nigeria) 6.500% due 11/28/27 ~	1,440,000	1,373,328
7.143% due 02/23/30 ~	1,110,000	1,049,006
Panama Government (Panama) 2.252% due 09/29/32	2,630,000	2,329,680
4.500% due 04/01/56	1,930,000	1,893,484
Paraguay Government (Paraguay) 3.849% due 06/28/33 ~	1,370,000	1,325,475
Peruvian Government (Peru) 2.783% due 01/23/31	3,650,000	3,445,600
5.625% due 11/18/50	1,850,000	2,355,846
Provincia de Buenos Aires (Argentina) 3.900% due 09/01/37 § ~	4,204,172	1,806,785
Qatar Government (Qatar) 4.000% due 03/14/29 ~	2,080,000	2,225,305
4.400% due 04/16/50 ~	1,990,000	2,241,886
4.817% due 03/14/49 ~	6,660,000	7,913,505
Republic of Poland Government (Poland) 4.000% due 01/22/24	4,300,000	4,418,168
Russian Federal (Russia) 6.900% due 05/23/29	RUB 1,033,350,000	635,908
7.000% due 01/25/23	198,150,000	121,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
7.000% due 08/16/23	RUB 234,570,000	$144,351
7.050% due 01/19/28	656,291,000	403,871
7.250% due 05/10/34	41,210,000	25,360
7.650% due 04/10/30	1,343,710,000	826,898
7.700% due 03/16/39	690,870,000	425,151
8.150% due 02/03/27	458,179,000	281,956
State of Israel (Israel) 3.375% due 01/15/50	$990,000	940,500

Total Foreign Government Bonds & Notes (Cost $385,919,998)		296,695,342

SHORT-TERM INVESTMENT - 3.8%
Repurchase Agreement - 3.8%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $152,349,187; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $155,396,192)	152,349,187	152,349,187

Total Short-Term Investment (Cost $152,349,187)		152,349,187

TOTAL INVESTMENTS - 101.2% (Cost $4,298,494,461)		4,079,638,279

DERIVATIVES - (0.9%)		(36,250,818)

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(10,771,139)

NET ASSETS - 100.0%		$4,032,616,322

Notes to Schedule of Investments

(a)

An investment with a value of $68,336 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-Month USD SOFR	09/22	784	$193,439,746	$193,383,400	($56,346)
AUD FX	06/22	1,184	86,556,077	88,758,560	2,202,483
Australia Treasury 10-Year Bonds	06/22	432	42,592,352	40,971,675	(1,620,677)
CAD FX	06/22	328	25,481,789	26,269,520	787,731
CHF FX	06/22	51	6,890,866	6,930,263	39,397
EUR FX	06/22	652	89,194,252	90,456,850	1,262,598
Euro-Bobl	06/22	193	28,077,030	27,512,409	(564,621)
Euro-Bund	06/22	341	61,960,205	59,851,497	(2,108,708)
Euro-OAT	06/22	184	32,337,606	30,839,854	(1,497,752)
Eurodollar	12/22	5,708	1,403,692,800	1,389,041,800	(14,651,000)
Eurodollar	06/23	962	238,677,013	232,972,350	(5,704,663)
Eurodollar	09/23	229	56,715,243	55,463,800	(1,251,443)
Eurodollar	12/23	1,956	480,828,449	474,183,300	(6,645,149)
GBP FX	06/22	219	17,924,388	17,973,056	48,668
JPY FX	06/22	400	43,331,000	41,187,500	(2,143,500)
Long Gilt	06/22	1	161,542	159,254	(2,288)
MXN FX	06/22	1,855	42,842,608	46,124,575	3,281,967
U.S. Treasury 5-Year Notes	06/22	15,190	1,785,274,007	1,742,103,125	(43,170,882)
U.S. Treasury 30-Year Bonds	06/22	1,485	230,258,366	222,842,812	(7,415,554)
U.S. Treasury Ultra Long Bonds	06/22	1,198	219,468,904	212,195,750	(7,273,154)
U.S. Treasury Ultra 10-Year Notes	06/22	361	50,486,686	48,904,219	(1,582,467)

					(88,065,360)

Short Futures Outstanding
30 Day Federal Funds	04/22	1,399	580,844,119	580,966,651	(122,532)
Euribor	06/22	2,404	667,472,264	667,083,373	388,891
Euro-Bund	04/22	15	2,427,457	2,422,500	4,957
Euro-Bund	04/22	32	5,217,334	5,184,100	33,234
Euro-Buxl	06/22	139	31,008,240	28,631,735	2,376,505
Eurodollar	04/22	30	7,411,249	7,424,812	(13,563)
Japan 10-Year Bonds	06/22	66	81,721,597	81,158,206	563,391
U.S. Treasury 2-Year Notes	06/22	373	80,048,586	79,046,860	1,001,726
U.S. Treasury 10-Year Notes	06/22	7,274	916,229,960	893,792,750	22,437,210

					26,669,819

Total Futures Contracts					($61,395,541)

(c)	Forward foreign currency contracts outstanding as of March 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	35,876,634	USD	25,722,542	04/22	JPM	$1,128,546	$-
BRL	18,818,455	USD	3,947,983	04/22	CIT	-	(12,351)
BRL	86,776,250	USD	15,619,327	04/22	CIT	2,528,782	-
BRL	40,802,507	USD	7,024,016	04/22	MSC	1,509,291	-
CAD	163,013,353	USD	128,089,697	04/22	MSC	2,295,304	-
EUR	5,118,000	USD	5,808,710	04/22	GSC	-	(144,482)
GBP	11,576,219	USD	15,695,651	04/22	GSC	-	(490,205)
IDR	190,324,382,185	USD	13,124,462	04/22	CIT	137,075	-
INR	764,390,530	USD	10,142,514	04/22	CIT	-	(96,875)
JPY	243,127,000	USD	2,001,095	04/22	GSC	-	(3,467)
JPY	3,713,765,288	USD	32,103,819	04/22	MSC	-	(1,590,046)
RUB	3,267,269,299	USD	42,393,551	04/22	GSC	-	(3,245,215)
USD	2,154,415	AUD	2,905,473	04/22	BNP	-	(20,123)
USD	1,628,160	AUD	2,250,000	04/22	CIT	-	(55,804)
USD	1,390,847	AUD	1,858,000	04/22	JPM	267	-
USD	1,797,717	BRL	9,094,615	04/22	CIT	-	(104,302)
USD	15,839,532	BRL	75,534,142	04/22	CIT	42,561	-
USD	9,018,583	BRL	42,950,000	04/22	GSC	36,156	-
USD	11,203,750	CAD	14,108,210	04/22	CIT	-	(80,595)
USD	6,978,577	CHF	6,375,000	04/22	JPM	76,189	-
USD	50,617,182	CNH	323,483,271	04/22	JPM	-	(242,603)
USD	7,225,307	EUR	6,531,233	04/22	CIT	-	(2,983)
USD	90,270,204	EUR	79,760,837	04/22	CIT	1,996,751	-
USD	1,290,126	GBP	978,928	04/22	GSC	4,297	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,154,742	IDR	16,579,779,253	04/22	CIT	$-	($514)
USD	853,100	INR	65,104,295	04/22	CIT	-	(2,503)
USD	2,690,558	JPY	320,362,719	04/22	GSC	58,330	-
USD	43,976,970	MXN	917,235,573	04/22	CIT	-	(2,017,945)
USD	6,387,271	MXN	132,555,029	04/22	JPM	-	(259,721)
USD	412,410	RUB	38,758,539	04/22	BNP	-	(51,994)
USD	160,794	RUB	20,260,000	04/22	BOA	-	(81,961)
USD	1,388,609	RUB	128,362,328	04/22	CIT	-	(149,425)
USD	23,612,846	RUB	2,412,999,741	04/22	GSC	-	(5,299,654)
USD	1,260,806	RUB	130,070,339	04/22	JPM	-	(297,692)
ZAR	107,540,000	USD	6,756,298	04/22	MSC	589,143	-

Total Forward Foreign Currency Contracts						$10,402,692	($14,250,460)

(d)	Purchased options outstanding as of March 31, 2022 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (04/22)	$123.00	04/01/22	CME	2	$246,000	$410	$406
Call - U.S. Treasury 5-Year Notes (05/22)	114.50	04/22/22	CME	854	97,783,000	441,079	587,125
Call - U.S. Treasury 5-Year Notes (05/22)	115.00	04/22/22	CME	360	41,400,000	220,795	154,688
Call - U.S. Treasury 10-Year Notes (05/22)	123.25	04/22/22	CME	537	66,185,250	395,288	562,175
Call - JPY FX (05/22)	83.00	05/06/22	CME	15	1,556,250	14,850	1

Total Purchased Options						$1,072,422	$1,304,395

(e)	Premiums received and value of written options outstanding as of March 31, 2022 were as follows:

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 5-Year Notes (04/22)	$114.50	04/01/22	CME	387	$44,311,500	$78,893	($114,891)
Call - U.S. Treasury 10-Year Notes (04/22)	121.75	04/01/22	CME	45	5,478,750	19,250	(52,031)
Call - U.S. Treasury 10-Year Notes (04/22)	122.00	04/01/22	CME	112	13,664,000	56,681	(105,000)
Call - U.S. Treasury 10-Year Notes (04/22)	122.75	04/01/22	CME	135	16,571,250	32,188	(46,406)
Call - U.S. Treasury 10-Year Notes (04/22)	123.50	04/01/22	CME	33	4,075,500	9,990	(2,062)
Call - U.S. Treasury 10-Year Notes (04/22)	124.25	04/01/22	CME	17	2,112,250	3,955	(266)
Call - U.S. Treasury 30-Year Bonds (04/22)	152.00	04/01/22	CME	17	2,584,000	5,549	(1,328)
Call - U.S. Treasury 5-Year Notes (05/22)	114.75	04/22/22	CME	233	26,736,750	127,472	(127,422)
Call - U.S. Treasury 5-Year Notes (05/22)	115.75	04/22/22	CME	1,413	163,554,750	488,157	(264,938)
Call - U.S. Treasury 5-Year Notes (05/22)	116.50	04/22/22	CME	1,114	129,781,000	454,526	(95,735)
Call - U.S. Treasury 5-Year Notes (05/22)	117.00	04/22/22	CME	48	5,616,000	10,979	(2,625)
Call - U.S. Treasury 5-Year Notes (05/22)	117.50	04/22/22	CME	73	8,577,500	21,546	(2,852)
Call - U.S. Treasury 5-Year Notes (05/22)	118.25	04/22/22	CME	1,082	127,946,500	366,527	(25,360)
Call - U.S. Treasury 5-Year Notes (05/22)	118.50	04/22/22	CME	278	32,943,000	107,355	(6,516)
Call - U.S. Treasury 5-Year Notes (05/22)	119.00	04/22/22	CME	73	8,687,000	35,233	(1,141)
Call - U.S. Treasury 10-Year Notes (05/22)	122.25	04/22/22	CME	34	4,156,500	28,894	(41,438)
Call - U.S. Treasury 10-Year Notes (05/22)	122.50	04/22/22	CME	1,114	136,465,000	555,073	(1,183,625)
Call - U.S. Treasury 10-Year Notes (05/22)	123.00	04/22/22	CME	1,459	179,457,000	815,554	(1,162,641)
Call - U.S. Treasury 10-Year Notes (05/22)	123.50	04/22/22	CME	23	2,840,500	12,710	(12,937)
Call - U.S. Treasury 10-Year Notes (05/22)	124.00	04/22/22	CME	970	120,280,000	507,056	(378,906)
Call - U.S. Treasury 10-Year Notes (05/22)	124.50	04/22/22	CME	483	60,133,500	194,774	(128,297)
Call - U.S. Treasury 10-Year Notes (05/22)	125.00	04/22/22	CME	22	2,750,000	3,399	(4,125)
Call - U.S. Treasury 10-Year Notes (05/22)	125.50	04/22/22	CME	30	3,765,000	13,261	(3,750)
Call - U.S. Treasury 10-Year Notes (05/22)	126.00	04/22/22	CME	72	9,072,000	28,188	(6,750)
Call - U.S. Treasury 10-Year Notes (05/22)	127.00	04/22/22	CME	575	73,025,000	398,427	(35,937)
Call - U.S. Treasury 10-Year Notes (05/22)	127.50	04/22/22	CME	18	2,295,000	6,719	(844)
Call - U.S. Treasury 10-Year Notes (05/22)	128.00	04/22/22	CME	182	23,296,000	122,513	(8,531)
Call - U.S. Treasury 10-Year Notes (05/22)	128.50	04/22/22	CME	54	6,939,000	49,688	(1,687)
Call - U.S. Treasury 10-Year Notes (05/22)	129.00	04/22/22	CME	179	23,091,000	152,284	(5,594)
Call - U.S. Treasury 30-Year Bonds (05/22)	152.00	04/22/22	CME	34	5,168,000	26,504	(34,000)
Call - U.S. Treasury 30-Year Bonds (05/22)	153.00	04/22/22	CME	66	10,098,000	55,589	(47,438)
Call - U.S. Treasury 30-Year Bonds (05/22)	154.00	04/22/22	CME	72	11,088,000	79,766	(37,125)
Call - U.S. Treasury 30-Year Bonds (05/22)	156.00	04/22/22	CME	12	1,872,000	10,104	(3,375)
Call - U.S. Treasury 5-Year Notes (06/22)	114.75	05/20/22	CME	568	65,178,000	333,291	(470,375)
Call - U.S. Treasury 10-Year Notes (06/22)	124.00	05/20/22	CME	1,629	201,996,000	1,013,182	(1,272,656)
Call - U.S. Treasury 10-Year Notes (06/22)	124.50	05/20/22	CME	446	55,527,000	239,666	(271,781)
Call - U.S. Treasury 10-Year Notes (06/22)	126.00	05/20/22	CME	143	18,018,000	94,721	(42,453)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (06/22)	$127.00	05/20/22	CME	474	$60,198,000	$402,008	($88,875)
Call - U.S. Treasury 10-Year Notes (06/22)	130.00	05/20/22	CME	472	61,360,000	253,683	(36,875)
Call - U.S. Treasury 30-Year Bonds (06/22)	155.00	05/20/22	CME	34	5,270,000	29,426	(33,469)
Call - U.S. Treasury 30-Year Bonds (06/22)	156.00	05/20/22	CME	11	1,716,000	10,293	(8,766)
Call - Eurodollar (12/22)	99.00	12/19/22	CME	24	5,940,000	7,751	(2,250)

						7,262,825	(6,173,073)

Put - U.S. Treasury 10-Year Notes (04/22)	122.50	04/01/22	CME	69	8,452,500	10,662	(35,578)
Put - U.S. Treasury 10-Year Notes (04/22)	122.75	04/01/22	CME	92	11,293,000	17,810	(20,125)
Put - U.S. Treasury 5-Year Notes (05/22)	114.00	04/22/22	CME	838	95,532,000	271,683	(268,422)
Put - U.S. Treasury 10-Year Notes (05/22)	122.25	04/22/22	CME	69	8,435,250	43,553	(40,969)
Put - U.S. Treasury 10-Year Notes (05/22)	126.50	04/22/22	CME	36	4,554,000	37,344	(133,312)
Put - U.S. Treasury 10-Year Notes (05/22)	127.00	04/22/22	CME	54	6,858,000	35,344	(226,125)

						416,396	(724,531)

Total Written Options						$7,679,221	($6,897,604)

(f)	Swap agreements outstanding as of March 31, 2022 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Apache Corp.	Q	1.000%	06/20/26	ICE	1.178%	$3,337,000	($21,956)	($165,771)	$143,815
Apache Corp.	Q	1.000%	12/20/26	ICE	1.302%	8,446,000	(109,025)	(247,245)	138,220

							($130,981)	($413,016)	$282,035

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation		Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG38 5Y		Q	1.000%	06/20/27	ICE	$639,466,000	$10,520,725	$8,855,214	$1,665,511
CDX HY38 5Y		Q	5.000%	06/20/27	ICE	62,740,000	3,566,772	3,219,666	347,106

							$14,087,497	$12,074,880	$2,012,617

Total Credit Default Swaps							$13,956,516	$11,661,864	$2,294,652

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.190%	3-Month USD-LIBOR	S/Q	CME	06/15/22	$158,541,000	($187,474)	($715)	($186,759)
0.820%	3-Month USD-LIBOR	S/Q	CME	06/04/24	423,037,000	(9,225,891)	-	(9,225,891)
3.370%	U.S. CPI Urban Consumers	Z/Z	LCH	11/18/26	58,500,000	(1,583,461)	621,410	(2,204,871)
1.550%	1-Day U.S. SOFR	A/A	CME	03/04/27	45,821,000	(1,348,289)	(71,150)	(1,277,139)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 571,270,000	(1,137,674)	240,738	(1,378,412)
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	(1,203,069)	303,480	(1,506,549)
2.770%	U.S. CPI Urban Consumers	Z/Z	LCH	10/20/31	$42,570,000	(2,424,259)	36,684	(2,460,943)

						($17,110,117)	$1,130,447	($18,240,564)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.970%	U.S. CPI Urban Consumers	Z/Z	LCH	11/18/23	$58,500,000	$1,601,630	($215,823)	$1,817,453
2.950%	U.S. CPI Urban Consumers	Z/Z	LCH	10/20/26	42,570,000	2,093,539	(22,277)	2,115,816
1.520%	1-Day U.S. SOFR	A/A	CME	11/20/26	66,480,000	1,437,110	(113,935)	1,551,045
0.710%	1-Day U.S. SOFR	A/A	CME	05/15/27	157,386,000	10,404,612	355,610	10,049,002
1.350%	3-Month USD-LIBOR	S/Q	CME	02/15/28	36,836,000	2,137,741	(254,687)	2,392,428
1.130%	1-Day U.S. SOFR	A/A	CME	08/15/28	74,864,000	4,324,687	527,242	3,797,445
1.220%	1-Day U.S. SOFR	A/A	CME	08/15/28	49,021,000	2,557,557	(21,566)	2,579,123
1.200%	1-Day U.S. SOFR	A/A	CME	11/01/28	28,146,000	1,490,864	(1,642)	1,492,506
1.733%	1-Day U.S. SOFR	A/A	CME	10/20/31	42,570,000	420,191	167,689	252,502
2.000%	1-Day U.S. SOFR	A/A	CME	03/18/32	23,061,000	181,374	186,926	(5,552)
0.560%	1-Day U.S. SOFR	A/A	CME	07/20/45	43,710,000	11,866,888	379,274	11,487,614
0.740%	1-Day U.S. SOFR	A/A	CME	08/19/45	19,420,000	4,621,751	-	4,621,751
0.641%	1-Day JPY-TONAR	S/S	CME	05/09/46	JPY 2,649,800,000	(76,665)	3,542	(80,207)
1.520%	1-Day U.S. SOFR	A/A	CME	02/15/47	$24,057,000	2,331,032	(239,827)	2,570,859
1.630%	3-Month USD-LIBOR	S/Q	CME	02/15/47	19,729,000	2,531,200	124,146	2,407,054
1.729%	1-Day U.S. SOFR	A/A	CME	02/15/47	14,715,000	824,795	255,989	568,806
1.630%	1-Day U.S. SOFR	A/A	CME	05/15/47	14,330,000	1,106,362	571,942	534,420
1.650%	1-Day U.S. SOFR	A/A	CME	08/15/47	6,271,000	475,526	630,464	(154,938)
2.050%	3-Month USD-LIBOR	S/Q	CME	06/07/51	5,806,000	216,290	(726)	217,016
1.671%	3-Month USD-LIBOR	S/Q	CME	07/09/51	18,157,000	2,236,546	(80,923)	2,317,469

						$52,783,030	$2,251,418	$50,531,612

Total Interest Rate Swaps						$35,672,913	$3,381,865	$32,291,048

Total Swap Agreements						$49,629,429	$15,043,729	$34,585,700

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,476,658,487	$-	$1,476,658,487	$-
	Senior Loan Notes	237,405,822	-	236,027,985	1,377,837
	Mortgage-Backed Securities	1,043,249,242	-	1,043,249,242	-
	Asset-Backed Securities	136,769,635	-	136,769,635	-
	U.S. Government Agency Issue	20,787,287	-	20,787,287	-
	U.S. Treasury Obligations	715,723,277	-	715,723,277	-
	Foreign Government Bonds & Notes	296,695,342	-	296,695,342	-
	Short-Term Investment	152,349,187	-	152,349,187	-
	Derivatives:
	Credit Contracts	2,294,652	-	2,294,652	-
	Swaps
	Foreign Currency Contracts
	Futures	7,622,844	7,622,844	-	-
	Forward Foreign Currency Contracts	10,402,692	-	10,402,692	-
	Purchased Options	1	-	1

	Total Foreign Currency Contracts	18,025,537	7,622,844	10,402,693	-

	Interest Rate Contracts
	Futures	26,805,914	26,805,914	-	-
	Purchased Options	1,304,394	-	1,304,394	-
	Swaps	50,772,309	-	50,772,309	-

	Total Interest Rate Contracts	78,882,617	26,805,914	52,076,703	-

	Total Asset - Derivatives	99,202,806	34,428,758	64,774,048	-

	Total Assets	4,178,841,085	34,428,758	4,143,034,490	1,377,837

Liabilities	Derivatives:
	Foreign Currency Contracts
	Futures	(2,143,500)	(2,143,500)	-	-
	Forward Foreign Currency Contracts	(14,250,460)	-	(14,250,460)	-

	Total Foreign Currency Contracts	(16,393,960)	(2,143,500)	(14,250,460)	-

	Interest Rate Contracts
	Futures	(93,680,799)	(93,680,799)	-	-
	Written Options	(6,897,604)	-	(6,897,604)	-
	Swaps	(18,481,261)	-	(18,481,261)	-

	Total Interest Rate Contracts	(119,059,664)	(93,680,799)	(25,378,865)	-

	Total Liabilities - Derivatives	(135,453,624)	(95,824,299)	(39,629,325)	-

	Total Liabilities	(135,453,624)	(95,824,299)	(39,629,325)	-

	Total	$4,043,387,461	($61,395,541)	$4,103,405,165	$1,377,837

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.0%
iShares iBoxx High Yield Corporate Bond	60,910	$5,012,284
SPDR Blackstone Senior Loan	154,777	6,958,774
SPDR Bloomberg Short Term High Yield Bond	191,131	5,015,277

		16,986,335

Total Exchange-Traded Funds (Cost $16,860,378)		16,986,335

	Principal Amount

CORPORATE BONDS & NOTES - 5.0%
Communications - 1.4%
CSC Holdings LLC 6.500% due 02/01/29 ~	$2,500,000	2,524,675
Uber Technologies, Inc. 8.000% due 11/01/26 µ	9,000,000	9,573,300

		12,097,975

Consumer, Cyclical - 1.5%
American Airlines Inc 11.750% due 07/15/25 ~	4,000,000	4,674,980
Carnival Corp. 9.875% due 08/01/27 ~	1,500,000	1,660,455
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	2,750,000	2,747,236
8.500% due 10/30/25 ~	500,000	512,688
Merlin Entertainments Ltd. (United Kingdom) 5.750% due 06/15/26 ~	3,287,000	3,249,216

		12,844,575

Consumer, Non-Cyclical - 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	3,000,000	2,808,150
CoreLogic, Inc. 4.500% due 05/01/28 ~	1,250,000	1,181,131

		3,989,281

Financial - 0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.000% due 11/15/25 ~	2,000,000	2,001,460
AssuredPartners, Inc. 7.000% due 08/15/25 ~	500,000	497,478

		2,498,938

Industrial - 1.3%
TransDigm, Inc. 6.250% due 03/15/26 ~	10,226,000	10,510,998

Total Corporate Bonds & Notes (Cost $42,447,220)		41,941,767

SENIOR LOAN NOTES - 89.7%
Basic Materials - 2.4%
Herens US Holdco Corp. Term B (Switzerland) 4.750% (USD LIBOR + 4.000%) due 07/02/28 § µ	5,967,544	5,842,595
PMHC II, Inc. 4.750% (USD LIBOR + 4.250%) due 02/03/29 §	8,500,000	8,119,625
Vantage Specialty Chemicals, Inc. Term B 4.500% (USD LIBOR + 3.500%) due 10/28/24 § µ	6,709,457	6,471,828

		20,434,048

	Principal Amount	Value
Communications - 5.9%
Arches Buyer, Inc. 3.750% (USD LIBOR + 3.250%) due 12/06/27 § µ	$8,694,817	$8,566,430
CNT Holdings I Corp. Term B 4.500% (USD LIBOR + 3.750%) due 11/08/27 § µ	6,124,829	6,099,565
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 11/06/28 §	6,620,000	6,632,412
Hunter US Bidco, Inc. Term B (United Kingdom) 4.750% (USD LIBOR + 4.250%) due 08/19/28 §	5,685,469	5,671,255
MH Sub I LLC 4.750% (USD LIBOR + 3.750%) due 09/15/24 § µ	1,417,972	1,406,746
Pug LLC Term B 3.897% (USD LIBOR + 3.500%) due 02/13/27 § µ	6,171,469	6,067,325
Uber Technologies, Inc. Term B 3.945% (USD LIBOR + 3.500%) due 04/04/25 § µ	4,963,326	4,953,578
4.051% (USD LIBOR + 3.500%) due 02/25/27 §	2,992,084	2,984,915
Xplornet Communications, Inc.
(2nd Lien) 7.500% (USD LIBOR + 7.000%) due 10/01/29 § ±	500,000	500,000
Term B 4.500% (USD LIBOR + 4.000%) due 10/01/28 § µ	6,976,222	6,859,370

		49,741,596

Consumer, Cyclical - 11.0%
BCPE Empire Holdings, Inc. 4.500% (USD LIBOR + 4.000%) due 06/12/26 § ±	1,245,949	1,236,605
4.826% (USD LIBOR + 4.000%) due 06/12/26 § ±	744,278	738,696
Caesars Resort Collection LLC Term B 3.704% (USD LIBOR + 2.750%) due 12/22/24 §	899,723	896,349
Carnival Corp. Term B 3.750% (USD LIBOR + 3.000%) due 06/30/25 § µ	6,935,746	6,772,756
4.000% (USD LIBOR + 3.250%) due 10/18/28 § µ	5,985,000	5,860,314
ClubCorp Holdings, Inc. Term B 3.009% (USD LIBOR + 2.750%) due 09/18/24 § µ	5,386,358	5,129,666
FCG Acquisitions, Inc. 4.250% (USD LIBOR + 3.750%) due 04/01/28 § µ	1,994,975	1,966,297
Fertitta Entertainment LLC Term B 4.500% ((SOFR + 4.000) due 01/27/29 § µ	10,943,209	10,896,580
First Brands Group LLC Term B 6.000% (USD LIBOR + 5.000%) due 03/30/27 § µ	3,728,717	3,712,870
Great Outdoors Group LLC Term B2 4.500% (USD LIBOR + 3.750%) due 03/05/28 § µ	11,927,587	11,899,629
MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	750,000	738,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Motion Finco LLC Term B 3.702% (USD LIBOR + 3.250%) due 11/04/26 §	$2,460,267	$2,422,850
PetSmart LLC Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	8,238,750	8,214,034
Playa Resorts Holding BV Term B 3.750% (USD LIBOR + 2.750%) due 04/27/24 § µ	9,607,760	9,412,607
SRS Distribution, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 06/04/28 §	1,000,000	985,938
4.250% (USD LIBOR + 3.750%) due 06/04/28 §	5,980,000	5,899,270
Sunset Debt Merger Sub, Inc. Term B 4.750% (USD LIBOR + 4.000%) due 10/06/28 §	5,750,000	5,584,688
Tecta America Corp. 5.000% (USD LIBOR + 4.250%) due 04/09/28 §	744,375	738,792
United Airlines, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 § µ	9,452,355	9,357,832

		92,464,523

Consumer, Non-Cyclical - 22.7%
Air Methods Corp. 4.500% (USD LIBOR + 3.500%) due 04/21/24 §	1,119,125	1,072,262
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 § µ	9,389,785	9,268,497
Bausch Health Cos., Inc. Term B due 01/27/27 µ	6,500,000	6,448,351
CoreLogic, Inc.
(2nd Lien) 7.000% (USD LIBOR + 6.500%) due 06/04/29 §	4,000,000	3,965,000
Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 § µ	6,472,487	6,385,109
Curium Bidco SARL Term B (Luxembourg) 5.000% (USD LIBOR + 4.250%) due 09/10/27 § ±	2,221,875	2,207,988
Dermatology Intermediate Holdings III, Inc. 4.750% (USD LIBOR + 4.250%) due 03/23/29 § µ	5,055,118	5,020,364
4.750% (USD LIBOR + 4.250%) due 03/23/29 § µ f	944,882	938,386
Ensemble RCM LLC Term B 4.053% (USD LIBOR + 3.750%) due 08/01/26 §	478,558	477,362
Gainwell Acquisition Corp. Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 § µ	12,305,951	12,259,804
Heartland Dental LLC 4.059% (USD LIBOR + 3.750%) due 04/30/25 § µ	6,826,479	6,761,061
Mavis Tire Express Services Topco Corp. 4.750% (USD LIBOR + 4.000%) due 05/04/28 § µ	9,458,675	9,411,381
Midwest Veterinary Partners LLC 4.750% (USD LIBOR + 4.000%) due 04/30/28 § ±	5,226,244	5,193,580
Mozart Borrower LP Term B 3.750% (USD LIBOR + 3.250%) due 10/21/28 §	3,500,000	3,467,177

	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.962% (USD LIBOR + 3.250%) due 06/30/25 § µ	$14,000,000	$13,968,276
Packaging Coordinators Midco, Inc. 4.500% (USD LIBOR + 3.750%) due 11/30/27 § µ	11,944,761	11,894,987
Pathway Vet Alliance LLC Term B 4.202% (USD LIBOR + 3.750%) due 03/31/27 § µ	13,876,593	13,763,846
PECF USS Intermediate Holding III Corp. Term B 4.750% (USD LIBOR + 4.250%) due 12/15/28 §	1,246,875	1,237,078
PetVet Care Centers LLC
(2nd Lien) 6.719% (USD LIBOR + 6.250%) due 02/15/26 § µ	4,500,000	4,485,002
Term B 3.627% (USD LIBOR + 3.250%) due 02/15/25 § µ	4,592,276	4,529,706
Term B3 4.250% (USD LIBOR + 3.500%) due 02/14/25 §	12,389,614	12,330,243
Precision Medicine Group LLC
Term B 3.750% (USD LIBOR + 3.000%) due 11/18/27 §	3,327,162	3,273,096
3.750% (USD LIBOR + 3.000%) due 11/18/27 § f	360,367	354,511
Snacking Investments US LLC Term B (Australia) 5.000% (USD LIBOR + 4.000%) due 12/01/26 §	1,638,643	1,620,208
Southern Veterinary Partners LLC 5.000% (USD LIBOR + 4.000%) due 10/05/27 § µ	10,372,982	10,347,049
Spin Holdco, Inc. Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 § µ	7,214,906	7,174,322
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 § µ	14,915,011	14,835,783
Team Health Holdings, Inc. Term B 6.250% (USD LIBOR + 5.250%) due 02/17/27 § µ	6,413,915	6,127,290
US Anesthesia Partners, Inc. Term B 4.750% (USD LIBOR + 4.250%) due 10/01/28 § µ	1,994,987	1,984,390
VetCor Professional Practices LLC 3.962% (USD LIBOR + 3.000%) due 07/02/25 §	2,788,648	2,744,203
WCG Purchaser Corp. Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 § µ	7,122,364	7,107,528

		190,653,840

Energy - 4.4%
BCP Raptor II LLC Term B 5.061% (USD LIBOR + 4.750%) due 11/03/25 § µ	8,573,209	8,567,851
BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 § µ	10,606,607	10,598,875
Brazos Delaware II LLC Term B 4.504% (USD LIBOR + 4.000%) due 05/29/25 § µ	3,490,613	3,453,089

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Lucid Energy Group II Borrower LLC 5.000% (USD LIBOR + 4.250%) due 11/22/28 § µ	$4,766,793	$4,733,525
Traverse Midstream Partners LLC Term B 5.250% (USD LIBOR + 4.250%) due 09/27/24 § µ	9,489,147	9,465,424

		36,818,764

Financial - 9.6%
Acrisure LLC Term B 3.897% (USD LIBOR + 3.500%) due 02/15/27 §	3,664,554	3,615,082
4.750% (USD LIBOR + 4.250%) due 02/15/27 § µ	5,486,250	5,472,534
Alliant Holdings Intermediate LLC Term B4 4.000% (USD LIBOR + 3.500%) due 11/12/27 § µ	8,852,640	8,807,589
Apex Group Treasury LLC Term B (Ireland) 4.250% (USD LIBOR + 3.750%) due 07/27/28 § µ ±	7,754,828	7,706,360
AssuredPartners, Inc. Term B 3.897% (USD LIBOR + 3.500%) due 02/13/27 §	2,045,650	2,024,234
4.000% (USD LIBOR + 3.500%) due 02/13/27 §	7,480,251	7,419,474
BroadStreet Partners, Inc. Term B 3.750% (USD LIBOR + 3.250%) due 01/27/27 §	1,741,250	1,718,668
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 § µ	8,141,174	8,117,769
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 04/14/28 § µ ±	10,460,000	10,486,150
HUB International Ltd.
Term B 3.195% (USD LIBOR + 3.000%) due 04/25/25 §	162,474	160,840
Term B3 4.000% (USD LIBOR + 3.250%) due 04/25/25 § µ	13,911,616	13,840,319
OneDigital Borrower LLC Term B 4.750% (USD LIBOR + 4.250%) due 11/16/27 § µ	6,982,500	6,947,587
USI, Inc. Term B 3.504% (USD LIBOR + 3.000%) due 05/16/24 §	4,006,161	3,987,032

		80,303,638

Industrial - 14.4%
Artera Services LLC 4.500% (USD LIBOR + 3.500%) due 03/06/25 §	1,736,875	1,640,805
ASP LS Acquisition Corp. 5.250% (USD LIBOR + 4.500%) due 05/07/28 § µ	3,987,481	3,974,191
Brand Industrial Services, Inc. 5.250% (USD LIBOR + 4.250%) due 06/21/24 § µ	1,200,609	1,150,251
Chariot Buyer LLC Term B 4.000% (USD LIBOR + 3.500%) due 11/03/28 µ	1,246,875	1,232,848
Charter Next Generation, Inc. 4.500% (USD LIBOR + 3.750%) due 12/01/27 § µ	7,219,193	7,179,335
Clydesdale Acquisition Holdings, Inc. Term B 4.750% (USD LIBOR + 4.250%) due 01/13/29 §	4,250,000	4,183,215
Dynasty Acquisition Co., Inc. 3.897% (USD LIBOR + 3.500%) due 04/08/26 § µ	5,221,539	5,149,743

	Principal Amount	Value
Engineered Components & Systems LLC Term B 6.500% (USD LIBOR + 6.000%) due 08/02/28 § ±	$1,995,000	$1,965,075
Engineered Machinery Holdings, Inc. 4.500% (USD LIBOR + 3.750%) due 05/21/28 §	4,319,615	4,269,477
Filtration Group Corp. Term B 4.006% (USD LIBOR + 3.000%) due 03/29/25 §	333,089	328,717
GFL Environmental, Inc. Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 § µ	4,507,688	4,496,820
Graham Packaging Co., Inc. 3.750% (USD LIBOR + 3.000%) due 08/04/27 §	2,606,720	2,565,758
Hunter Douglas, Inc. Term B (Netherlands) 4.000% (USD LIBOR + 3.500%) due 02/25/29 §	4,500,000	4,419,373
Kenan Advantage Group, Inc. Term B1 4.500% (USD LIBOR + 3.750%) due 03/24/26 §	1,975,000	1,952,287
Kloeckner Pentaplast of America, Inc. Term B (Luxembourg) 5.250% (USD LIBOR + 4.750%) due 02/09/26 § µ	5,588,712	5,113,672
LABL, Inc. Term B 5.500% (USD LIBOR + 5.000%) due 10/29/28 § µ	10,618,358	10,495,588
LTI Holdings, Inc. Term B 4.110% (USD LIBOR + 3.500%) due 09/06/25 § µ	8,453,219	8,279,928
Mauser Packaging Solutions Holding Co. Term B 3.758% (USD LIBOR + 3.250%) due 04/03/24 § µ	8,976,440	8,869,845
Pregis TopCo LLC 4.500% (USD LIBOR + 4.000%) due 08/01/26 § ±	746,250	732,258
Term B 4.452% (USD LIBOR + 4.000%) due 08/01/26 §	1,967,373	1,930,485
Pretium PKG Holdings, Inc. 4.500% (USD LIBOR + 4.000%) due 10/01/28 §	2,992,500	2,913,947
(2nd Lien) 7.250% (USD LIBOR + 6.750%) due 10/01/29 §	250,000	243,437
Pro Mach Group, Inc.
Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 § µ	5,367,135	5,350,363
5.000% (USD LIBOR + 4.000%) due 08/31/28 § f	369,413	368,259
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	3,716,325	3,645,094
Quikrete Holdings, Inc. Term B1 3.447% (USD LIBOR + 3.000%) due 06/11/28 § µ	3,250,000	3,196,963
SPX FLOW, Inc. Term B 5.000% (USD LIBOR + 4.500%) due 03/18/29 §	5,750,000	5,607,147
Standard Aero Ltd. 3.897% (USD LIBOR + 3.500%) due 04/08/26 § µ	2,807,279	2,768,679
Star US Bidco LLC Term B 5.250% (USD LIBOR + 4.250%) due 03/17/27 § µ	2,710,304	2,691,671
TransDigm, Inc. Term G 2.702% (USD LIBOR + 2.250%) due 08/22/24 §	1,416,174	1,398,669

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
USIC Holdings, Inc.
Term B 4.250% (USD LIBOR + 3.500%) due 05/14/28 §	$6,982,456	$6,930,088
(2nd Lien) 7.250% (USD LIBOR + 6.500%) due 05/14/29 §	4,250,000	4,214,585
WP CPP Holdings LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/30/25 §	2,269,893	2,160,938

		121,419,511

Technology - 18.4%
Applied Systems, Inc.
(2nd Lien) 6.250% (USD LIBOR + 5.500%) due 09/19/25 § µ	7,653,223	7,631,702
Term B 3.750% (USD LIBOR + 3.000%) due 09/19/24 §	7,193,315	7,156,061
AthenaHealth Group, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 02/15/29 §	8,336,957	8,266,609
4.000% (USD LIBOR + 3.500%) due 02/15/29 § f	1,413,043	1,401,120
Azalea Topco, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 07/25/26 §	1,000,000	992,500
Epicor Software Corp.
(2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 § µ	5,782,673	5,921,458
Term C 4.000% (USD LIBOR + 3.250%) due 07/31/27 § µ	12,923,458	12,837,543
Finastra USA, Inc. Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 § µ	13,135,560	12,983,687
Peraton Corp.
(2nd Lien) 8.500% (USD LIBOR + 7.750%) due 02/01/29 §	3,941,617	3,926,836
Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 § µ	8,338,923	8,282,335
Polaris Newco LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 § µ	14,452,437	14,367,529
Project Ruby Ultimate Parent Corp. Term B 4.000% (USD LIBOR + 3.250%) due 03/10/28 § µ	4,463,722	4,420,201
RealPage, Inc. (2nd Lien) 7.250% (USD LIBOR + 6.500%) due 04/23/29 § µ	13,575,549	13,660,396
Sophia LP
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 10/09/28 §	4,750,000	4,856,875
Term B 4.000% (USD LIBOR + 3.500%) due 10/07/27 §	740,653	734,173
Sovos Compliance LLC Term B 5.000% (USD LIBOR + 4.500%) due 08/12/28 § f	1,619,863	1,619,863
5.000% (USD LIBOR + 4.500%) due 08/12/28 § µ	9,356,687	9,356,687
SS&C Technologies, Inc.
Term B6 2.750% (USD LIBOR + 2.250%) due 03/22/29 §	4,673,203	4,638,154

	Principal Amount	Value
Term B7 2.750% (USD LIBOR + 2.250%) due 03/22/29 §	$6,326,797	$6,279,346
Tempo Acquisition LLC Term B 3.500% (SORF + 3.000%) due 08/31/28 § µ	5,548,305	5,520,563
UKG, Inc. 3.750% - 4.065% (USD LIBOR + 3.250% - 3.750%) due 05/03/26 § µ	13,169,123	13,116,822
(2nd Lien) 5.750% (USD LIBOR + 5.250%) due 05/03/27 § µ	6,250,000	6,223,956

		154,194,416

Utilities - 0.9%
PG&E Corp. Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 § µ	8,033,547	7,946,519

Total Senior Loan Notes (Cost $753,563,041)		753,976,855

SHORT-TERM INVESTMENT - 51.6%
Repurchase Agreement - 51.6%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $433,486,267; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $442,156,059)	433,486,267	433,486,267

Total Short-Term Investment (Cost $433,486,267)		433,486,267

TOTAL INVESTMENTS - 148.3% (Cost $1,246,356,906)		1,246,391,224

OTHER ASSETS & LIABILITIES, NET - (48.3%)		(406,109,503)

NET ASSETS - 100.0%		$840,281,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any,on page 302

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The	following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$16,986,335	$16,986,335	$-	$-
	Corporate Bonds & Notes	41,941,767	-	41,941,767	-
	Senior Loan Notes	753,976,855	-	723,210,143	30,766,712
	Short-Term Investment	433,486,267	-	433,486,267	-

	Total	$1,246,391,224	$16,986,335	$1,198,638,177	$30,766,712

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended March 31, 2022:

Senior Loan Notes
Value, Beginning of Period	$16,066,757
Purchases	5,967,500
Sales (Includes Paydowns)	(3,521,675)
Accrued Discounts (Premiums)	3,959
Net Realized Gains (Losses)	20,125
Change in Net Unrealized Appreciation (Depreciation)	(141,955)
Transfers In	19,663,464
Transfers Out	(7,291,463)

Value, End of Period	$30,766,712

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($99,903)

The table below shows transfers to/from Level 3:

Amount	Level Transfer		Change in Fair Valuation Measurement Inputs
Transferred	From	To	From	To

$19,663,464	2	3	Vendor Price (Observable Inputs)	Unobservable Single Broker Quote
7,291,463	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

All significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $30,766,712 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any,on page 302

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.5%
Consumer, Cyclical - 0.2%
Beazer Homes USA, Inc. *	61,632	$938,039
Cedar Fair LP *	27,534	1,508,863

		2,446,902

Industrial - 0.3%
GFL Environmental, Inc. (Canada)	38,085	1,239,286
TNT Crane & Rigging *	11,518	200,125
Xylem, Inc.	23,172	1,975,645

		3,415,056

Total Common Stocks (Cost $9,078,697)		5,861,958

	Principal Amount
CORPORATE BONDS & NOTES - 86.9%
Basic Materials - 4.0%
Constellium SE
5.625% due 06/15/28 ~	$250,000	251,364
5.875% due 02/15/26 ~	292,000	292,364
EverArc Escrow SARL (Luxembourg) 5.000% due 10/30/29 ~	3,400,000	3,113,125
Hecla Mining Co. 7.250% due 02/15/28	7,050,000	7,394,251
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	600,000	538,842
Hexion, Inc. 7.875% due 07/15/27 ~	3,950,000	4,168,040
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	3,600,000	3,356,280
JW Aluminum Continuous Cast Co. 10.250% due 06/01/26 ~	4,800,000	5,025,528
Novelis Corp.
3.875% due 08/15/31 ~	2,925,000	2,680,163
4.750% due 01/30/30 ~	5,833,000	5,673,934
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	3,550,000	3,558,343
SPCM SA (France)
3.125% due 03/15/27 ~	600,000	553,278
3.375% due 03/15/30 ~	5,250,000	4,619,606
TMS International Corp. 6.250% due 04/15/29 ~	6,800,000	6,472,988
WR Grace Holdings LLC 5.625% due 08/15/29 ~	1,200,000	1,125,120

		48,823,226

Communications - 12.3%
Altice France SA (France) 5.125% due 07/15/29 ~	2,800,000	2,513,280
Arches Buyer, Inc. 4.250% due 06/01/28 ~	5,525,000	5,160,792
Avaya, Inc. 6.125% due 09/15/28 ~	5,525,000	5,455,026
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~	1,850,000	1,681,271
4.250% due 01/15/34 ~	1,450,000	1,261,500
4.750% due 03/01/30 ~	10,400,000	10,004,748
5.000% due 02/01/28 ~	675,000	669,202
5.375% due 06/01/29 ~	10,700,000	10,718,778
Ciena Corp. 4.000% due 01/31/30 ~	450,000	433,780

	Principal Amount	Value
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/28 ~	$275,000	$276,750
Clear Channel Worldwide Holdings, Inc. 5.125% due 08/15/27 ~	4,950,000	4,905,450
CommScope, Inc.
4.750% due 09/01/29 ~	525,000	484,250
8.250% due 03/01/27 ~	700,000	681,559
CommScope Technologies LLC 6.000% due 06/15/25 ~	7,021,000	6,657,944
CSC Holdings LLC
3.375% due 02/15/31 ~	3,300,000	2,784,490
4.625% due 12/01/30 ~	2,400,000	2,010,408
5.250% due 06/01/24	2,600,000	2,607,800
5.375% due 02/01/28 ~	650,000	632,008
5.750% due 01/15/30 ~	4,300,000	3,834,417
6.500% due 02/01/29 ~	5,550,000	5,604,778
7.500% due 04/01/28 ~	625,000	615,225
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	3,750,000	3,604,594
5.875% due 10/15/27 ~	1,175,000	1,168,585
Lamar Media Corp.
3.625% due 01/15/31	1,750,000	1,609,501
3.750% due 02/15/28	5,425,000	5,158,632
4.000% due 02/15/30	325,000	309,852
Level 3 Financing, Inc.
3.625% due 01/15/29 ~	1,925,000	1,687,802
3.750% due 07/15/29 ~	575,000	510,307
4.625% due 09/15/27 ~	7,900,000	7,451,003
LogMeIn, Inc. 5.500% due 09/01/27 ~	4,850,000	4,535,865
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	5,500,000	5,131,335
4.500% due 01/15/29 ~	1,050,000	904,969
Nexstar Media, Inc. 5.625% due 07/15/27 ~	4,450,000	4,509,852
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/29 ~	1,750,000	1,629,950
4.625% due 03/15/30 ~	450,000	424,409
5.000% due 08/15/27 ~	6,225,000	6,099,255
6.250% due 06/15/25 ~	1,825,000	1,875,142
Sirius XM Radio, Inc. 3.875% due 09/01/31 ~	2,425,000	2,210,812
Sprint Capital Corp. 8.750% due 03/15/32	3,500,000	4,721,097
Sprint Corp.
7.625% due 02/15/25	2,950,000	3,219,025
7.875% due 09/15/23	1,925,000	2,047,709
T-Mobile USA, Inc.
2.625% due 02/15/29	275,000	251,376
2.875% due 02/15/31	150,000	135,375
3.375% due 04/15/29	1,675,000	1,595,438
3.375% due 04/15/29 ~	1,425,000	1,357,313
3.500% due 04/15/31	550,000	518,397
3.500% due 04/15/31 ~	1,100,000	1,036,794
Twitter, Inc. 5.000% due 03/01/30 ~	5,375,000	5,357,236
Uber Technologies, Inc.
4.500% due 08/15/29 ~	3,625,000	3,405,234
7.500% due 05/15/25 ~	1,300,000	1,357,987
8.000% due 11/01/26 ~	6,075,000	6,461,977

		149,280,279

Consumer, Cyclical - 16.3%
Affinity Gaming 6.875% due 12/15/27 ~	5,400,000	5,262,057
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	5,170,000	5,157,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
American Airlines Pass-Through Trust Class B 5.250% due 07/15/25	$2,531,635	$2,472,680
Aramark Services, Inc. 6.375% due 05/01/25 ~	5,935,000	6,099,993
Boyd Gaming Corp.
4.750% due 12/01/27	100,000	99,624
4.750% due 06/15/31 ~	1,650,000	1,592,968
8.625% due 06/01/25 ~	2,375,000	2,497,526
Caesars Entertainment, Inc.
6.250% due 07/01/25 ~	4,050,000	4,186,566
8.125% due 07/01/27 ~	4,525,000	4,854,510
Carvana Co.
4.875% due 09/01/29 ~	1,450,000	1,199,440
5.500% due 04/15/27 ~	550,000	491,648
5.625% due 10/01/25 ~	5,425,000	5,121,824
5.875% due 10/01/28 ~	1,200,000	1,070,040
CDI Escrow Issuer, Inc. due 04/01/30 # ~	1,625,000	1,643,281
Cedar Fair LP 5.250% due 07/15/29	9,250,000	9,126,096
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp./ Millennium Op 6.500% due 10/01/28	1,775,000	1,808,139
Clarios Global LP/Clarios US Finance Co.
6.250% due 05/15/26 ~	3,600,000	3,709,116
8.500% due 05/15/27 ~	1,175,000	1,220,649
Dornoch Debt Merger Sub, Inc. 6.625% due 10/15/29 ~	3,510,000	3,056,227
Empire Resorts, Inc. 7.750% due 11/01/26 ~	1,100,000	1,073,820
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~	4,450,000	4,225,364
6.750% due 01/15/30 ~	2,650,000	2,441,273
Ford Motor Co.
3.250% due 02/12/32	13,100,000	11,722,011
4.346% due 12/08/26	6,967,000	7,016,988
Ford Motor Credit Co. LLC
3.375% due 11/13/25	600,000	587,118
4.000% due 11/13/30	600,000	565,974
4.950% due 05/28/27	1,200,000	1,221,660
Foundation Building Materials, Inc. 6.000% due 03/01/29 ~	3,200,000	2,886,208
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	4,175,000	3,885,986
5.000% due 06/01/29 ~	2,775,000	2,651,623
IRB Holding Corp. 7.000% due 06/15/25 ~	6,075,000	6,326,961
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	450,000	452,822
LBM Acquisition LLC 6.250% due 01/15/29 ~	7,375,000	6,917,049
LGI Homes, Inc. 4.000% due 07/15/29 ~	6,550,000	5,757,745
Magic Mergeco, Inc. 7.875% due 05/01/29 ~	2,750,000	2,358,111
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	5,900,000	5,233,005
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	850,000	802,715
4.750% due 01/15/28	5,950,000	5,738,745
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	5,250,000	4,850,422
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	3,700,000	3,421,390
3.875% due 01/15/28 ~	900,000	854,442
4.000% due 10/15/30 ~	7,150,000	6,459,238
4.375% due 01/15/28 ~	2,700,000	2,596,765

	Principal Amount	Value
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	$5,275,000	$5,424,573
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~	750,000	725,798
7.750% due 02/15/29 ~	8,400,000	8,683,248
Scientific Games International, Inc.
7.000% due 05/15/28 ~	1,350,000	1,401,637
7.250% due 11/15/29 ~	1,350,000	1,417,021
8.250% due 03/15/26 ~	3,475,000	3,618,344
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	1,200,000	1,146,960
Six Flags Entertainment Corp.
4.875% due 07/31/24 ~	7,000,000	7,008,400
5.500% due 04/15/27 ~	1,125,000	1,125,045
Six Flags Theme Parks, Inc. 7.000% due 07/01/25 ~	325,000	339,731
SRS Distribution, Inc.
4.625% due 07/01/28 ~	4,125,000	3,948,553
6.000% due 12/01/29 ~	1,325,000	1,228,242
6.125% due 07/01/29 ~	550,000	508,043
STL Holding Co. LLC 7.500% due 02/15/26 ~	5,900,000	5,973,750
United Airlines Pass-Through Trust Class B 4.625% due 03/03/24	759,358	763,725
Viking Cruises Ltd.
6.250% due 05/15/25 ~	2,920,000	2,737,369
7.000% due 02/15/29 ~	775,000	714,504
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	275,000	251,539

		197,734,022

Consumer, Non-Cyclical - 18.3%
Ahern Rentals, Inc. 7.375% due 05/15/23 ~	13,059,000	12,177,517
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~	900,000	852,030
3.500% due 03/15/29 ~	350,000	316,295
4.625% due 01/15/27 ~	550,000	532,642
5.875% due 02/15/28 ~	10,875,000	10,858,144
Allied Universal Holdco LLC/ Allied Universal Finance Corp.
6.000% due 06/01/29 ~	250,000	220,875
6.625% due 07/15/26 ~	250,000	253,300
9.750% due 07/15/27 ~	14,500,000	15,004,600
APi Escrow Corp. 4.750% due 10/15/29 ~	5,450,000	5,071,988
Avantor Funding, Inc.
3.875% due 11/01/29 ~	500,000	470,665
4.625% due 07/15/28 ~	5,475,000	5,421,810
Bausch Health Americas, Inc. 8.500% due 01/31/27 ~	13,125,000	13,102,687
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	2,225,000	2,133,452
5.000% due 01/30/28 ~	1,075,000	887,192
5.000% due 02/15/29 ~	525,000	409,621
5.250% due 02/15/31 ~	275,000	214,418
6.125% due 04/15/25 ~	5,810,000	5,864,469
6.125% due 02/01/27 ~	550,000	554,150
6.250% due 02/15/29 ~	1,375,000	1,129,707
Central Garden & Pet Co. 4.125% due 04/30/31 ~	5,675,000	5,116,949
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	825,000	779,782
4.000% due 03/15/31 ~	2,100,000	1,975,565
4.250% due 05/01/28 ~	5,850,000	5,730,601
CHS, Inc.
4.750% due 02/15/31 ~	1,305,000	1,235,039
5.250% due 05/15/30 ~	450,000	432,563
5.625% due 03/15/27 ~	600,000	611,826

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
6.125% due 04/01/30 ~	$5,800,000	$5,408,326
6.875% due 04/15/29 ~	150,000	147,582
CoreLogic, Inc. 4.500% due 05/01/28 ~	6,000,000	5,669,430
DaVita, Inc. 3.750% due 02/15/31 ~	5,800,000	5,082,105
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~	1,100,000	990,242
9.500% due 11/01/27 ~	4,492,000	4,611,936
HCA, Inc.
5.250% due 06/15/26	2,450,000	2,588,404
5.625% due 09/01/28	675,000	730,846
5.875% due 02/01/29	10,250,000	11,221,905
Hertz Corp. 5.000% due 12/01/29 ~	5,450,000	4,939,308
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% due 01/15/30 ~	1,425,000	1,459,799
Kraft Heinz Foods Co.
3.875% due 05/15/27	1,825,000	1,856,244
4.375% due 06/01/46	6,750,000	6,691,882
5.200% due 07/15/45	3,600,000	3,901,500
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~	1,325,000	1,239,538
4.375% due 01/31/32 ~	4,250,000	3,977,235
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	950,000	919,790
6.750% due 04/15/25 ~	550,000	569,305
LifePoint Health, Inc. 5.375% due 01/15/29 ~	625,000	591,805
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 ~	1,975,000	1,829,393
5.250% due 10/01/29 ~	250,000	232,738
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	975,000	936,673
5.750% due 11/01/28 ~	5,550,000	5,021,584
Option Care Health, Inc. 4.375% due 10/31/29 ~	5,850,000	5,495,110
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	3,300,000	3,190,935
Performance Food Group, Inc. 4.250% due 08/01/29 ~	2,775,000	2,532,187
Pilgrim’s Pride Corp.
4.250% due 04/15/31 ~	2,800,000	2,595,964
5.875% due 09/30/27 ~	6,525,000	6,596,416
Post Holdings, Inc.
4.625% due 04/15/30 ~	8,600,000	7,758,060
5.500% due 12/15/29 ~	500,000	481,865
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	4,125,000	4,319,659
Select Medical Corp. 6.250% due 08/15/26 ~	6,550,000	6,788,223
Tenet Healthcare Corp.
4.250% due 06/01/29 ~	4,025,000	3,864,241
4.375% due 01/15/30 ~	1,950,000	1,874,369
4.625% due 06/15/28 ~	675,000	663,123
4.875% due 01/01/26 ~	1,795,000	1,812,878
6.125% due 10/01/28 ~	2,075,000	2,111,012
6.250% due 02/01/27 ~	1,275,000	1,310,318
6.750% due 06/15/23	2,825,000	2,945,684
US Foods, Inc. 4.625% due 06/01/30 ~	6,850,000	6,349,676

		222,665,177

Energy - 12.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% due 06/15/29 ~	8,600,000	8,606,278
Antero Resources Corp.
5.375% due 03/01/30 ~	5,050,000	5,164,938
7.625% due 02/01/29 ~	1,961,000	2,123,498

	Principal Amount	Value
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/28 ~	$875,000	$864,063
6.875% due 04/01/27 ~	3,450,000	3,492,815
Atlantica Sustainable Infrastructure PLC (Spain) 4.125% due 06/15/28 ~	600,000	579,408
Buckeye Partners LP
4.125% due 03/01/25 ~	300,000	296,250
4.500% due 03/01/28 ~	4,800,000	4,608,000
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	5,450,000	4,964,378
4.000% due 03/01/31	3,425,000	3,325,487
4.500% due 10/01/29	1,000,000	1,006,185
Chesapeake Energy Corp. 6.750% due 04/15/29 ~	4,450,000	4,719,714
Comstock Resources, Inc. 5.875% due 01/15/30 ~	6,850,000	6,757,525
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	7,075,000	6,960,031
Endeavor Energy Resources LP/EER Finance, Inc.
5.750% due 01/30/28 ~	5,375,000	5,562,453
6.625% due 07/15/25 ~	600,000	623,487
EnLink Midstream LLC 5.625% due 01/15/28 ~	275,000	280,885
EnLink Midstream Partners LP 4.150% due 06/01/25	725,000	723,695
EQM Midstream Partners LP
4.750% due 01/15/31 ~	4,200,000	3,933,342
5.500% due 07/15/28	2,025,000	2,036,522
6.000% due 07/01/25 ~	925,000	945,073
6.500% due 07/01/27 ~	2,950,000	3,085,980
Genesis Energy LP/Genesis Energy Finance Corp.
7.750% due 02/01/28	5,920,000	5,960,256
8.000% due 01/15/27	1,100,000	1,132,802
ITT Holdings LLC 6.500% due 08/01/29 ~	4,100,000	3,795,616
MPLX LP 6.875% due 02/15/23	5,850,000	5,762,250
New Fortress Energy, Inc. 6.500% due 09/30/26 ~	4,150,000	4,116,675
Occidental Petroleum Corp.
5.500% due 12/01/25	600,000	632,340
5.875% due 09/01/25	4,525,000	4,812,926
6.125% due 01/01/31	4,600,000	5,182,153
6.625% due 09/01/30	2,500,000	2,871,875
8.000% due 07/15/25	1,100,000	1,236,510
8.500% due 07/15/27	1,650,000	1,954,993
8.875% due 07/15/30	5,700,000	7,317,061
Range Resources Corp.
4.750% due 02/15/30 ~	3,625,000	3,605,787
8.250% due 01/15/29	2,200,000	2,414,104
Southwestern Energy Co. 4.750% due 02/01/32	5,950,000	5,950,863
Sunoco LP/Sunoco Finance Corp. 4.500% due 04/30/30 ~	975,000	899,730
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 12/31/30 ~	5,000,000	4,859,374
6.000% due 09/01/31 ~	2,425,000	2,339,155
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/32	2,850,000	2,746,146
5.000% due 01/15/28	1,350,000	1,370,264
6.500% due 07/15/27	625,000	658,625
USA Compression Partners LP/USA Compression Finance Corp.
6.875% due 04/01/26	2,700,000	2,728,836
6.875% due 09/01/27	4,600,000	4,624,771

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	$975,000	$949,226
3.875% due 11/01/33 ~	6,050,000	5,795,325
4.125% due 08/15/31 ~	975,000	958,240

		155,335,910

Financial - 4.1%
Avolon Holdings Funding Ltd. (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,413,253
Howard Hughes Corp.
4.375% due 02/01/31 ~	6,575,000	6,189,639
5.375% due 08/01/28 ~	1,925,000	1,935,674
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/32 ~	975,000	915,520
Iron Mountain, Inc. REIT
4.500% due 02/15/31 ~	650,000	601,120
4.875% due 09/15/29 ~	3,700,000	3,528,264
5.000% due 07/15/28 ~	925,000	903,434
5.250% due 03/15/28 ~	700,000	691,810
OneMain Finance Corp.
3.875% due 09/15/28	3,400,000	3,079,108
4.000% due 09/15/30	1,050,000	928,085
5.375% due 11/15/29	3,650,000	3,552,399
6.625% due 01/15/28	2,500,000	2,623,050
6.875% due 03/15/25	3,900,000	4,105,140
7.125% due 03/15/26	4,100,000	4,387,082
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/29 ~	6,900,000	6,482,412
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,750,000	1,704,762
4.250% due 12/01/26 ~	1,775,000	1,770,385
4.625% due 12/01/29 ~	4,875,000	4,871,929

		49,683,066

Industrial - 15.1%
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	710,980	651,393
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250% due 08/15/27 ~	5,200,000	4,812,626
Artera Services LLC 9.033% due 12/04/25 ~	5,075,000	5,077,030
BWX Technologies, Inc.
4.125% due 06/30/28 ~	6,350,000	6,124,448
4.125% due 04/15/29 ~	2,800,000	2,700,824
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	6,175,000	6,038,996
Clydesdale Acquisition Holdings, Inc.
due 04/15/29 # ~	825,000	835,313
due 04/15/30 # ~	1,625,000	1,531,563
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	9,400,000	8,779,459
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	3,750,000	3,525,750
3.750% due 08/01/25 ~	2,025,000	1,990,909
4.000% due 08/01/28 ~	1,050,000	967,129
4.375% due 08/15/29 ~	1,850,000	1,712,351
4.750% due 06/15/29 ~	550,000	523,864
5.125% due 12/15/26 ~	300,000	302,952
Granite US Holdings Corp. 11.000% due 10/01/27 ~	6,325,000	6,680,433
Hillenbrand, Inc. 3.750% due 03/01/31	5,475,000	5,020,986
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	1,750,000	1,822,231

	Principal Amount	Value
LABL, Inc.
5.875% due 11/01/28 ~	$6,500,000	$6,105,938
8.250% due 11/01/29 ~	1,825,000	1,613,984
Madison IAQ LLC
4.125% due 06/30/28 ~	1,900,000	1,753,510
5.875% due 06/30/29 ~	9,200,000	8,269,742
Masco Corp. 7.750% due 08/01/29	1,864,000	2,263,658
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/24 ~	8,075,000	8,053,904
7.250% due 04/15/25 ~	5,700,000	5,656,110
OT Merger Corp. 7.875% due 10/15/29 ~	5,800,000	5,028,745
Owens-Brockway Glass Container, Inc. 5.875% due 08/15/23 ~	4,969,000	5,085,026
Redwood Star Merger Sub, Inc. due 04/01/30 # ~	5,225,000	5,009,417
Sensata Technologies BV
4.000% due 04/15/29 ~	3,600,000	3,433,356
5.625% due 11/01/24 ~	7,450,000	7,718,535
Sensata Technologies, Inc.
3.750% due 02/15/31 ~	575,000	532,769
4.375% due 02/15/30 ~	3,800,000	3,642,110
Standard Industries, Inc.
3.375% due 01/15/31 ~	650,000	569,728
4.375% due 07/15/30 ~	1,825,000	1,673,890
4.750% due 01/15/28 ~	10,875,000	10,418,467
Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada) 7.750% due 04/15/26 ~	8,290,000	8,249,793
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	4,081,000	4,053,310
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	4,150,000	4,109,455
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,701,953
TransDigm, Inc.
4.625% due 01/15/29	1,325,000	1,240,511
4.875% due 05/01/29	4,450,000	4,179,885
5.500% due 11/15/27	2,925,000	2,906,704
6.250% due 03/15/26 ~	6,075,000	6,244,310
8.000% due 12/15/25 ~	1,925,000	2,015,302
TriMas Corp. 4.125% due 04/15/29 ~	5,350,000	4,891,987
Vertiv Group Corp. 4.125% due 11/15/28 ~	7,400,000	6,762,120

		183,282,476

Technology - 1.8%
Entegris, Inc.
3.625% due 05/01/29 ~	1,100,000	1,030,601
4.375% due 04/15/28 ~	5,225,000	5,066,186
MSCI, Inc. 3.250% due 08/15/33 ~	5,000,000	4,504,687
Open Text Corp. (Canada)
3.875% due 12/01/29 ~	1,450,000	1,379,798
4.125% due 12/01/31 ~	3,400,000	3,190,373
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	2,925,000	2,622,848
Twilio, Inc.
3.625% due 03/15/29	1,100,000	1,038,219
3.875% due 03/15/31	3,800,000	3,538,284

		22,370,996

Utilities - 2.2%
Calpine Corp. 5.125% due 03/15/28 ~	6,300,000	6,012,814
NRG Energy, Inc.
3.625% due 02/15/31 ~	1,475,000	1,299,541
5.250% due 06/15/29 ~	2,700,000	2,644,096

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Pike Corp. 5.500% due 09/01/28 ~	$6,400,000	$6,043,072
Talen Energy Supply LLC 6.500% due 06/01/25	3,750,000	949,669
7.250% due 05/15/27 ~	2,350,000	2,199,682
7.625% due 06/01/28 ~	1,225,000	1,136,984
Vistra Operations Co. LLC 4.375% due 05/01/29 ~	550,000	520,460
5.000% due 07/31/27 ~	3,800,000	3,744,881
5.500% due 09/01/26 ~	1,925,000	1,937,609
5.625% due 02/15/27 ~	700,000	700,210

		27,189,018

Total Corporate Bonds & Notes (Cost $1,082,475,190)		1,056,364,170

SENIOR LOAN NOTES - 1.2%
Consumer, Cyclical - 0.3%
MIC Glen LLC 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,723,750
Tacala Investment Corp. (2nd Lien) Term B 9.412% (USD LIBOR + 7.750%) due 02/01/26 §	2,250,000	2,224,687

		3,948,437

Energy - 0.3%
Traverse Midstream Partners LLC Term B 5.250% (SOFR + 4.250%) due 09/27/24 §	3,669,873	3,660,699

Technology - 0.6%
Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 §	3,331,343	2,019,626
Dun & Bradstreet Corp. Term B 3.695% (USD LIBOR + 3.250%) due 02/08/26 §	5,292,506	5,253,474
UKG, Inc. 3.750% (USD LIBOR + 3.250%) due 05/03/26 §	246,886	245,189

		7,518,289

Total Senior Loan Notes (Cost $14,668,890)		15,127,425

ASSET-BACKED SECURITIES - 3.1%
AIMCO CLO 10 Ltd. (Cayman) 6.209% (USD LIBOR + 5.950%) due 07/22/32 § ~	2,200,000	2,123,881
Benefit Street Partners CLO V-B Ltd. (Cayman) 6.204% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,154,752
Benefit Street Partners CLO XVI Ltd. (Cayman) 6.941% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,936,918
CIFC Funding Ltd. (Cayman) 7.051% (USD LIBOR + 6.810%) due 04/15/30 § ~	1,000,000	979,980
Dryden 55 CLO Ltd. (Cayman) 5.641% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	932,764
7.441% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	219,912

	Principal Amount	Value
Magnetite VIII CLO Ltd. (Cayman) 7.681% (USD LIBOR + 7.440%) due 04/15/31 § ~	$2,000,000	$1,851,536
Magnetite Xxix Ltd. (Cayman) 5.991% (USD LIBOR + 5.750%) due 01/15/34 § ~	7,950,000	7,702,350
Magnetite Xxx CLO Ltd. (Cayman) 6.332% (USD LIBOR + 6.200%) due 10/25/34 § ~	1,500,000	1,463,791
Neuberger Berman Loan Advisers CLO 24 Ltd. (Cayman) 6.268% (USD LIBOR + 6.020%) due 04/19/30 § ~	2,500,000	2,476,525
Neuberger Berman Loan Advisers CLO 30 Ltd. (Cayman) 6.454% (USD LIBOR + 6.200%) due 01/20/31 § ~	5,250,000	4,979,768
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 6.754% (USD LIBOR + 6.500%) due 04/20/31 § ~	2,500,000	2,396,202
OHA Credit Partners VII Ltd. (Cayman) 6.730% (USD LIBOR + 6.250%) due 02/20/34 § ~	1,750,000	1,667,978
Rad CLO 2 Ltd. (Cayman) 6.241% (USD LIBOR + 6.000%) due 10/15/31 § ~	3,600,000	3,545,065
7.691% (USD LIBOR + 7.450%) due 10/15/31 § ~	1,750,000	1,702,578

Total Asset-Backed Securities (Cost $38,218,500)		37,134,000

U.S. TREASURY OBLIGATIONS - 1.7%
U.S. Treasury Notes - 1.7%
0.125% due 02/28/23	21,250,000	20,965,403

Total U.S. Treasury Obligations (Cost $21,062,232)		20,965,403

SHORT-TERM INVESTMENT – 5.5%
Repurchase Agreement - 5.5%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $67,089,733; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $68,431,570)	67,089,733	67,089,733

Total Short-Term Investment (Cost $67,089,733)		67,089,733

TOTAL INVESTMENTS - 98.9% (Cost $1,232,593,242)		1,202,542,689

OTHER ASSETS & LIABILITIES, NET - 1.1%		13,681,432

NET ASSETS - 100.0%		$1,216,224,121

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Cyclical	$2,446,902	$2,446,902	$-	$-
	Industrial	3,415,056	3,214,931	200,125	-

	Total Common Stocks	5,861,958	5,661,833	200,125	-

	Corporate Bonds & Notes	1,056,364,170	-	1,056,364,170	-
	Senior Loan Notes	15,127,425	-	15,127,425	-
	Asset-Backed Securities	37,134,000	-	37,134,000	-
	U.S. Treasury Obligations	20,965,403	-	20,965,403	-
	Short-Term Investments	67,089,733	-	67,089,733	-

	Total	$1,202,542,689	$5,661,833	$1,196,880,856	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.7%
Communications - 0.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.464% due 07/23/22	$500,000	$501,869

Consumer, Cyclical - 0.1%
Nissan Motor Acceptance Co. LLC 2.650% due 07/13/22 ~	100,000	100,186
Toyota Tsusho Corp. (Japan) 3.625% due 09/13/23 ~	500,000	506,524

		606,710

Consumer, Non-Cyclical - 0.0%
RELX Capital, Inc. (United Kingdom) 3.500% due 03/16/23	100,000	100,902

Energy - 0.0%
Energy Transfer LP 4.250% due 03/15/23	100,000	101,127

Financial - 3.5%
Avolon Holdings Funding Ltd. (Ireland) 2.528% due 11/18/27 ~	6,000	5,311
Bank of America Corp. 5.875% due 03/15/28	410,000	414,530
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.800% due 09/15/22	1,600,000	1,616,867
JPMorgan Chase & Co. 3.769% (USD LIBOR + 3.470%) due 07/30/22 §	836,000	836,006
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK 1,911,999	245,551
1.000% due 10/01/50	2,907,422	371,313
1.000% due 10/01/50 ~	23,910,464	3,111,443
1.000% due 10/01/53	5,560,678	697,969
1.500% due 10/01/53	3,390,409	451,238
2.500% due 10/01/47	770	116
Mitsubishi HC Capital, Inc. (Japan) 2.652% due 09/19/22 ~	$200,000	200,575
Natwest Group PLC (United Kingdom) 2.516% (USD LIBOR + 1.550%) due 06/25/24 §	700,000	706,498
4.519% due 06/25/24	500,000	507,692
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	DKK 762,804	97,672
1.000% due 10/01/50	8,524,923	1,091,801
1.000% due 10/01/50 ~	7,952,621	1,036,695
1.500% due 10/01/53	7,391,234	978,243
2.000% due 10/01/53	999,840	134,941
2.000% due 10/01/53 ~	200,000	27,682
2.500% due 10/01/47	379	57
Nykredit Realkredit AS (Denmark)
0.500% due 10/01/43 ~	5,726,643	735,159
1.000% due 10/01/50 ~	53,775,212	6,970,950
1.000% due 10/01/53 ~	2,384,975	305,012
1.500% due 10/01/53 ~	9,057,561	1,211,555
2.500% due 10/01/47 ~	2,038	306
Realkredit Danmark AS (Denmark)
1.000% due 10/01/50 ~	16,168,893	2,101,636
1.000% due 10/01/53 ~	10,928,876	1,374,654
1.500% due 10/01/53 ~	3,485,993	466,612

	Principal Amount	Value
2.000% due 10/01/53 ~	DKK 1,599,422	$215,731
2.500% due 04/01/47 ~	9,380	1,406
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	$1,750,000	1,860,591

		27,775,812

Technology - 0.0%
VMware, Inc. 3.900% due 08/21/27	100,000	101,470

Utilities - 0.0%
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/22	100,000	100,338

Total Corporate Bonds & Notes (Cost $32,929,302)		29,288,228

MORTGAGE-BACKED SECURITIES - 4.8%
Collateralized Mortgage Obligations - Commercial - 0.1%
AREIT Trust 2.785% (SOFR + 2.734%) due 04/15/37 § ~	122,787	122,940
BAMLL Commercial Mortgage Securities Trust 1.447% (USD LIBOR + 1.050%) due 09/15/38 § ~	500,000	491,434

		614,374

Collateralized Mortgage Obligations - Residential - 1.8%
Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	371,414	366,289
Bear Stearns Adjustable Rate Mortgage Trust 4.564% due 01/25/35 §	75,848	76,839
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.817% (USD LIBOR + 0.360%) due 03/25/35 § ~	214,924	218,917
Citigroup Mortgage Loan Trust
2.470% (UST + 2.400%) due 05/25/35 §	7,939	7,911
2.537% due 05/25/42 § ~	612,695	603,064
Eurosail PLC (United Kingdom) 1.145% (GBP LIBOR + 0.160%) due 12/10/44 § ~	GBP 12,554	16,446
Eurosail-UK PLC (United Kingdom) 1.972% (GBP LIBOR + 0.950%) due 06/13/45 § ~	521,846	682,333
Fannie Mae
0.247% (USD LIBOR + 0.060%) due 07/25/37 §	$296,206	289,872
0.607% (USD LIBOR + 0.150%) due 08/25/34 §	59,379	58,815
0.807% (USD LIBOR + 0.350%) due 07/25/37 §	3,430	3,433
1.959% due 05/25/35 §	257,069	259,470
Freddie Mac
0.456% (USD LIBOR + 0.350%) due 07/15/44 §	418,116	416,171
0.847% (USD LIBOR + 0.450%) due 09/15/42 §	766,467	763,535
Government National Mortgage Association
0.382% (USD LIBOR + 0.150%) due 08/20/68 §	727,266	711,626
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	661,849	659,390

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Great Hall Mortgages No 1 PLC (United Kingdom)
0.366% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 14,092	$18,301
0.386% (SONIA + 0.269%) due 06/18/38 § ~	16,969	22,038
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$126,193	138,072
GSR Mortgage Loan Trust 2.568% due 01/25/35 §	69,940	68,923
HarborView Mortgage Loan Trust 1.129% (USD LIBOR + 0.680%) due 06/20/35 §	1,849,536	1,808,833
Hawksmoor Mortgages (United Kingdom) 1.240% (SONIA + 1.050%) due 05/25/53 § ~	GBP 1,296,112	1,705,706
HomeBanc Mortgage Trust 1.117% (USD LIBOR + 0.660%) due 10/25/35 §	$13,644	13,658
Impac CMB Trust 1.457% (USD LIBOR + 1.000%) due 07/25/33 §	40,089	40,069
JP Morgan Mortgage Trust 2.598% due 07/25/35 §	68,183	69,717
Mellon Residential Funding Corp. Mortgage Pass-Through Certificate Trust
0.837% (USD LIBOR + 0.440%) due 12/15/30 §	81,626	79,720
1.097% (USD LIBOR + 0.700%) due 11/15/31 §	98,180	99,037
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	440,012	438,949
Residential Mortgage Securities 32 PLC (United Kingdom) 1.547% (SONIA + 1.250%) due 06/20/70 § ~	GBP 542,114	715,986
Sequoia Mortgage Trust 1.149% (USD LIBOR + 0.700%) due 10/19/26 §	$64,058	63,214
Stratton Mortgage Funding PLC (United Kingdom) 1.390% (SONIA + 1.200%) due 05/25/51 § ~	GBP 637,401	839,063
Structured Adjustable Rate Mortgage Loan Trust 2.459% due 02/25/34 §	$21,766	21,573
Structured Asset Mortgage Investments II Trust
0.949% (USD LIBOR + 0.500%) due 07/19/35 §	206,791	199,076
1.109% (USD LIBOR + 0.660%) due 10/19/34 §	110,922	108,740
Thornburg Mortgage Securities Trust 1.077% (USD LIBOR + 0.620%) due 06/25/44 §	1,339,816	1,298,335
Towd Point Mortgage Funding PLC (United Kingdom) 1.236% (GBP LIBOR + 1.143%) due 10/20/51 §	GBP 998,764	1,315,409
WaMu Mortgage Pass-Through Certificates Trust 2.019% due 08/25/35 §	$18,398	17,836

		14,216,366

Fannie Mae - 2.9%
due 05/12/52 #	15,468,000	15,735,556
due 06/13/52 #	6,422,000	6,398,346
1.175% (USD LIBOR + 0.675%) due 02/01/36 §	31,336	31,306
1.304% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	86,258	88,112
1.522% (USD LIBOR + 1.272%) due 11/01/35 §	21,361	21,405

	Principal Amount	Value
1.641% (USD LIBOR + 1.378%) due 12/01/34 §	$23,549	$24,231
1.663% (USD LIBOR + 1.538%) due 01/01/36 §	6,532	6,535
1.921% (USD LIBOR + 1.668%) due 05/01/35 §	4,655	4,677
2.019% (USD LIBOR + 1.644%) due 03/01/35 §	82,001	81,926
2.030% (USD LIBOR + 1.780%) due 11/01/35 §	8,292	8,290
2.190% (UST + 2.190%) due 12/01/22 §	200	200
2.192% (USD LIBOR + 1.942%) due 09/01/35 §	695	695
2.256% (USD LIBOR + 2.000%) due 04/01/35 §	148,457	150,403
5.000% (US FED + 1.250%) due 08/01/24 §	1,838	1,854

		22,553,536

Freddie Mac - 0.0%
1.981% (USD LIBOR + 1.731%) due 08/01/35 §	1,289	1,309
2.065% (USD LIBOR + 1.815%) due 03/01/36 §	2,413	2,419
2.350% (UST + 2.225%) due 01/01/34 §	43,206	45,226

		48,954

Government National Mortgage Association - 0.0%
1.625% (UST + 1.500%) due 09/20/22 - 07/20/25 §	5,762	5,842
1.750% (UST + 1.500%) due 11/20/26 §	3,191	3,231
1.875% (UST + 1.500%) due 05/20/23 §	173	173
2.000% (UST + 1.500%) due 10/20/24 - 01/20/27 §	10,627	10,648
2.500% (UST + 1.500%) due 02/20/25 §	2,513	2,539

		22,433

Total Mortgage-Backed Securities (Cost $37,514,272)		37,455,663

ASSET-BACKED SECURITIES - 7.4%
ABFC Trust
1.057% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	108,256
1.157% (USD LIBOR + 0.700%) due 06/25/34 §	999,423	979,286
ACE Securities Corp. Home Equity Loan Trust 1.237% (USD LIBOR + 0.780%) due 04/25/34 §	718,744	697,723
AMMC CLO 16 Ltd. (Cayman) 1.218% (USD LIBOR + 0.980%) due 04/14/29 § ~	920,618	918,325
Apidos CLO XXVI (Cayman) 1.141% (USD LIBOR + 0.900%) due 07/18/29 § ~	300,000	297,405
Apidos CLO XXVII (Cayman) 1.171% (USD LIBOR + 0.930%) due 07/17/30 § ~	300,000	299,675
Ares European CLO X DAC (Ireland) 0.780% (EUR LIBOR + 0.780%) due 10/15/31 § ~	EUR 900,000	988,217

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
ARES L CLO Ltd. (Cayman) 1.291% (USD LIBOR + 1.050%) due 01/15/32 § ~	$810,000	$803,899
ARES LII CLO Ltd. (Cayman) 1.309% (USD LIBOR + 1.050%) due 04/22/31 § ~	300,000	297,729
ASSURANT CLO Ltd. (Cayman) 1.294% (USD LIBOR + 1.040%) due 10/20/31 § ~	1,100,000	1,092,098
Atlas Senior Loan Fund CLO Ltd. (Cayman) 1.391% (USD LIBOR + 1.150%) due 01/16/30 § ~	600,000	598,012
Atrium CLO XII (Cayman) 1.089% (USD LIBOR + 0.830%) due 04/22/27 § ~	2,592,563	2,578,088
Barings CLO Ltd. (Cayman) 1.324% (USD LIBOR + 1.070%) due 01/20/32 § ~	1,500,000	1,486,959
Benefit Street Partners CLO XVII Ltd. (Cayman) 1.321% (USD LIBOR + 1.080%) due 07/15/32 § ~	1,800,000	1,786,510
Black Diamond CLO Ltd. (Cayman) 0.860% (EUR LIBOR + 0.860%) due 01/20/32 § ~	EUR 600,000	661,749
Brookside Mill CLO Ltd. (Cayman) 1.061% (USD LIBOR + 0.820%) due 01/17/28 § ~	$618,703	618,703
Carlyle Global Market Strategies CLO Ltd.
1.339% (USD LIBOR + 1.080%) due 04/22/32 § ~	500,000	494,079
1.409% (USD LIBOR + 0.950%) due 08/14/30 § ~	400,000	400,129
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland) 0.750% (EUR LIBOR + 0.750%) due 11/15/31 § ~	EUR 1,100,000	1,206,296
Catamaran CLO Ltd. (Cayman) 1.359% (USD LIBOR + 1.100%) due 04/22/30 § ~	$397,959	396,353
CIFC Funding Ltd. (Cayman) 1.209% (USD LIBOR + 0.950%) due 10/24/30 § ~	400,000	397,726
Citigroup Mortgage Loan Trust 0.747% (USD LIBOR + 0.290%) due 09/25/36 § ~	344,866	338,445
Credit-Based Asset Servicing & Securitization LLC 1.507% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,069,686
Crestline Denali CLO XIV Ltd. (Cayman) 1.399% (USD LIBOR + 1.140%) due 10/23/31 § ~	300,000	296,101
Crestline Denali CLO XV Ltd. (Cayman) 1.284% (USD LIBOR + 1.030%) due 04/20/30 § ~	400,000	399,587
Dryden 52 Euro CLO DAC (Ireland) 0.860% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 400,000	439,744
Dryden XXVI Senior Loan Fund (Cayman) 1.141% (USD LIBOR + 0.900%) due 04/15/29 § ~	$1,603,347	1,594,006
Freddie Mac Structured Pass-Through Certificates 0.717% (USD LIBOR + 0.260%) due 08/25/31 §	53,017	51,952
Gallatin CLO VIII Ltd. (Cayman) 1.177% (USD LIBOR + 1.090%) due 07/15/31 § ~	300,000	298,682

	Principal Amount	Value
Goldentree Loan Management US CLO 2 Ltd. (Cayman) 1.164% (USD LIBOR + 0.910%) due 11/20/30 § ~	$300,000	$297,518
Goldentree Loan Opportunities XI Ltd. (Cayman) 1.311% (USD LIBOR + 1.070%) due 01/18/31 § ~	600,000	595,742
HalseyPoint CLO 3 Ltd. (Cayman) 1.749% (USD LIBOR + 1.450%) due 11/30/32 § ~	450,000	447,001
Home Equity Asset Trust
1.312% (USD LIBOR + 0.855%) due 08/25/34 §	131,253	129,642
1.657% (USD LIBOR + 1.200%) due 07/25/35 §	1,000,000	988,807
Jubilee CLO DAC (Netherlands) 0.270% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 77,044	85,193
KKR CLO 9 Ltd. (Cayman) 1.191% (USD LIBOR + 0.950%) due 07/15/30 § ~	$300,000	296,554
LCM XIII LP (Cayman) 1.118% (USD LIBOR + 0.870%) due 07/19/27 § ~	1,070,973	1,065,823
LCM XV LP (Cayman) 1.254% (USD LIBOR + 1.000%) due 07/20/30 § ~	1,300,000	1,286,161
LCM XVIII LP (Cayman) 1.274% (USD LIBOR + 1.020%) due 04/20/31 § ~	1,000,000	994,500
LoanCore Issuer Ltd. (Cayman) 1.527% (USD LIBOR + 1.130%) due 05/15/36 § ~	209,128	208,470
1.600% (SOFR + 1.550%) due 01/17/37 § ~	600,000	597,389
Madison Park Funding XXX Ltd. (Cayman) 0.991% (USD LIBOR + 0.750%) due 04/15/29 § ~	4,462,680	4,442,982
Magnetite XVIII Ltd. (Cayman) 1.386% (USD LIBOR + 0.880%) due 11/15/28 § ~	298,196	296,217
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	EUR 172,943	191,197
Merrill Lynch Mortgage Investors Trust 1.177% (USD LIBOR + 0.720%) due 10/25/35 §	$622,129	595,728
MidOcean Credit CLO II (Cayman) 2.269% (USD LIBOR + 1.030%) due 01/29/30 § ~	400,000	399,724
Midocean Credit CLO VIII (Cayman) 1.530% (USD LIBOR + 1.050%) due 02/20/31 § ~	300,000	297,473
Morgan Stanley ABS Capital I, Inc. Trust
1.117% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	591,600
1.432% (USD LIBOR + 0.975%) due 07/25/34 §	79,870	77,946
MP CLO VII Ltd. (Cayman) 1.131% (USD LIBOR + 0.890%) due 10/18/28 § ~	393,812	391,862
OAK Hill European Credit Partners VII DAC (Ireland) 0.740% EUR LIBOR + 0.740%) due 10/20/31 § ~	EUR 600,000	658,101
Oaktree CLO Ltd. (Cayman) 1.369% (USD LIBOR + 1.110%) due 04/22/30 § ~	$300,000	298,248
OSD CLO Ltd. (Cayman) 1.835% (USD LIBOR + 0.870%) due 04/17/31 § ~	1,500,000	1,499,948

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
OZLM CLO XXIV Ltd. (Cayman) 1.414% (USD LIBOR + 1.160%) due 07/20/32 § ~	$200,000	$199,026
OZLM VIII Ltd. (Cayman) 1.221% (USD LIBOR + 0.980%) due 10/17/29 § ~	298,070	297,037
Palmer Square Loan Funding Ltd. (Cayman)
0.928% (USD LIBOR + 0.800%) due 10/15/29 § ~	800,000	797,193
1.054% (USD LIBOR + 0.800%) due 07/20/29 § ~	701,393	699,633
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.447% (USD LIBOR + 0.990%) due 09/25/34 §	111,534	111,414
Rad CLO 5 Ltd. (Cayman) 1.379% (USD LIBOR + 1.120%) due 07/24/32 § ~	500,000	496,870
Renaissance Home Equity Loan Trust 1.217% (USD LIBOR + 0.760%) due 12/25/32 §	194,188	187,900
Romark CLO Ltd. (Cayman) 1.289% (USD LIBOR + 1.030%) due 10/23/30 § ~	500,000	496,899
Saranac CLO VI Ltd. (United Kingdom) 1.341% (USD LIBOR + 1.140%) due 08/13/31 § ~	300,000	299,003
Saxon Asset Securities Trust 0.767% (USD LIBOR + 0.310%) due 09/25/37 §	173,486	169,358
Segovia European CLO 6- DAC (Ireland) 0.880% (EUR LIBOR + 0.880%) due 07/20/32 § ~	EUR 400,000	438,325
SLM Student Loan Trust 0.808% (USD LIBOR + 0.550%) due 10/25/64 § ~	$778,451	759,944
Sound Point CLO IX Ltd. (Cayman) 1.464% (USD LIBOR + 1.210%) due 07/20/32 § ~	600,000	598,120
Sound Point CLO XIV Ltd. (Cayman) 1.249% (USD LIBOR + 0.990%) due 01/23/29 § ~	677,461	675,761
Sound Point CLO XV Ltd. (Cayman) 1.159% (USD LIBOR + 0.900%) due 01/23/29 § ~	281,708	281,929
Stratus CLO Ltd. (Cayman) 1.043% (USD LIBOR + 0.950%) due 12/29/29 § ~	400,000	398,477
Structured Asset Securities Corp. Mortgage Loan Trust 1.731% (USD LIBOR + 1.500%) due 04/25/35 §	227,713	228,426
Symphony CLO XIV Ltd. (Cayman) 1.188% (USD LIBOR + 0.950%) due 07/14/26 § ~	62,072	61,995
TCI-Symphony CLO Ltd. (Cayman) 1.171% (USD LIBOR + 0.930%) due 07/15/30 § ~	2,000,000	1,983,790
THL Credit Wind River CLO Ltd. (Cayman) 1.321% (USD LIBOR + 1.080%) due 04/15/31 § ~	300,000	297,879
TICP CLO III-2 Ltd. (Cayman) 1.094% (USD LIBOR + 0.840%) due 04/20/28 § ~	1,906,686	1,905,932
Trinitas Euro CLO II DAC (Ireland) 1.550% (EUR LIBOR + 1.550%) due 08/15/33 § ~	EUR 238,121	263,703
TRTX Issuer Ltd. (Cayman) 1.700% (SOFR + 1.650%) due 02/15/39 § ~	$500,000	496,896
United States Small Business Administration 5.290% due 12/01/27	450,243	468,026

	Principal Amount	Value
Venture XVII CLO Ltd. (Cayman) 1.121% (USD LIBOR + 0.880%) due 04/15/27 § ~	$1,954,763	$1,954,459
Venture XXI CLO Ltd. (Cayman) 1.121% (USD LIBOR + 0.880%) due 07/15/27 § ~	122,712	122,826
Venture XXIV CLO Ltd. (Cayman) 1.154% (USD LIBOR + 0.900%) due 10/20/28 § ~	358,094	356,731
Venture XXVIII CLO Ltd. (Cayman) 1.244% (USD LIBOR + 0.990%) due 07/20/30 § ~	300,000	300,072
Vibrant CLO XI Ltd. (Cayman) 1.374% (USD LIBOR + 1.120%) due 07/20/32 § ~	300,000	298,160
Voya CLO Ltd. (Cayman)
1.191% (USD LIBOR + 0.950%) due 04/17/30 § ~	1,900,000	1,893,108
1.338% (USD LIBOR + 1.100%) due 07/14/31 § ~	495,483	490,982
Wellfleet CLO Ltd. (Cayman) 1.341% (USD LIBOR + 1.100%) due 07/17/31 § ~	2,000,000	1,990,475

Total Asset-Backed Securities (Cost $58,843,142)		58,349,595

U.S. TREASURY OBLIGATIONS - 106.2%
U.S. Treasury Bonds - 0.6%
1.625% due 11/15/50	5,550,000	4,556,512

U.S. Treasury Inflation Protected Securities - 102.6%
0.125% due 04/15/22 ^	14,793,600	14,850,289
0.125% due 01/15/23 ^ ‡	25,352,472	26,260,962
0.125% due 07/15/24 ^	14,221,560	14,940,401
0.125% due 10/15/24 ^	23,691,312	24,808,945
0.125% due 04/15/25 ^	20,013,197	20,942,808
0.125% due 10/15/25 ^	13,107,446	13,743,894
0.125% due 04/15/26 ^	15,773,688	16,507,945
0.125% due 07/15/26 ^	13,289,454	13,985,775
0.125% due 10/15/26 ^	15,445,850	16,263,091
0.125% due 01/15/30 ^	8,237,148	8,701,143
0.125% due 07/15/30 ^	13,060,964	13,873,318
0.125% due 07/15/31 ^	37,829,338	40,302,486
0.125% due 01/15/32 ^	31,846,822	33,900,817
0.125% due 02/15/51 ^	4,329,156	4,439,666
0.125% due 02/15/52 ^	7,673,644	7,971,311
0.250% due 01/15/25 ^ ‡	14,375,162	15,091,124
0.250% due 07/15/29 ^	20,464,432	21,879,204
0.250% due 02/15/50 ^ ‡	2,339,576	2,460,494
0.375% due 07/15/23 ^	22,249,464	23,377,436
0.375% due 07/15/25 ^	14,307,318	15,148,262
0.375% due 01/15/27 ^	25,791,993	27,372,022
0.375% due 07/15/27 ^	42,736,617	45,576,694
0.500% due 04/15/24 ^	11,590,176	12,183,955
0.500% due 01/15/28 ^	36,251,014	38,856,883
0.625% due 04/15/23 ^	37,726,208	39,393,282
0.625% due 01/15/24 ^ ‡	24,211,716	25,491,167
0.625% due 01/15/26 ^	22,100,409	23,590,202
0.625% due 02/15/43 ^	11,772,964	13,151,364
0.750% due 07/15/28 ^	28,194,659	30,879,127
0.750% due 02/15/42 ^	19,490,041	22,313,961
0.750% due 02/15/45 ^	15,260,405	17,552,718
0.875% due 01/15/29 ^	17,274,130	19,100,399
0.875% due 02/15/47 ^	5,126,765	6,144,819
1.000% due 02/15/46 ^	12,862,141	15,684,944
1.000% due 02/15/48 ^	7,180,803	8,925,078
1.000% due 02/15/49 ^	5,584,900	6,993,255
1.375% due 02/15/44 ^	17,761,442	22,810,258

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
1.750% due 01/15/28 ^	$2,816,144	$3,225,733
2.000% due 01/15/26 ^	7,015,558	7,863,621
2.125% due 02/15/40 ^	4,252,373	6,018,650
2.125% due 02/15/41 ^	3,863,305	5,465,129
2.375% due 01/15/25 ^	12,390,987	13,770,152
2.375% due 01/15/27 ^ ‡	125,438	145,578
2.500% due 01/15/29 ^	6,543,082	7,974,985
3.625% due 04/15/28 ^	19,576,905	24,832,113
3.875% due 04/15/29 ^	9,169,443	12,130,021

		806,895,481

U.S. Treasury Notes - 3.0%
0.125% due 01/15/31 ^	21,512,099	22,804,473
1.750% due 12/31/24	550,000	539,194

		23,343,667

Total U.S. Treasury Obligations (Cost $815,848,278)		834,795,660

FOREIGN GOVERNMENT BONDS & NOTES - 7.0%
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,480,910	2,426,674
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 3,671,780	4,549,521
0.100% due 07/25/31 ^ ~	1,050,700	1,375,933
0.250% due 07/25/24 ^ ~	1,789,120	2,185,897
Italy Buoni Poliennali Del Tesoro (Italy)
0.100% due 05/15/33 ^ ~	3,172,106	3,654,848
0.400% due 05/15/30 ^ ~	4,367,894	5,247,861
1.400% due 05/26/25 ^ ~	12,357,960	14,873,723
Japanese Government CPI Linked (Japan)
0.005% due 03/10/31 ^	JPY 79,922,720	695,894
0.100% due 03/10/28 ^	196,030,100	1,701,375
0.100% due 03/10/29 ^	429,798,548	3,742,644
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 4,850,580	3,579,849
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	713,135
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,277,822
United Kingdom Gilt Inflation Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 2,490,026	3,601,787
1.250% due 11/22/27 ^ ~	1,784,406	3,005,725
1.875% due 11/22/22 ^ ~	1,390,320	1,965,426

Total Foreign Government Bonds & Notes (Cost $54,322,872)		54,598,114

SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $2,422,628; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $2,471,087)	$2,422,628	2,422,628

Total Short-Term Investment (Cost $2,422,628)		2,422,628

TOTAL INVESTMENTS - 129.4% (Cost $1,001,880,494)		1,016,909,888

DERIVATIVES - 0.1%		1,141,360

OTHER ASSETS & LIABILITIES, NET - (29.5%)		(231,942,644)

NET ASSETS - 100.0%		$786,108,604

Notes to Schedule of Investments

(a)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended March 31, 2022 was $1,680,417 at a weighted average interest rate of 0.110%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended March 31, 2022 was $185,577,247 at a weighted average interest rate of 0.100%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	03/23	190	$52,690,266	$52,176,408	($513,858)
Euro-Schatz	05/22	517	59,558,892	59,558,400	(492)
Long Gilt	06/22	33	5,269,372	5,255,373	(13,999)

					(528,349)

Short Futures Outstanding
Australia Treasury 3-Year Bond	06/22	16	1,337,660	1,315,670	21,990
Euro-Bobl	04/22	14	1,805,449	1,841,000	(35,551)
Euro-Bobl	06/22	198	28,568,596	28,225,166	343,430
Euro-BTP	06/22	84	13,415,490	12,852,454	563,036
Euro-Buxl	06/22	36	7,728,997	7,415,413	313,584
Euro-Bund	06/22	66	11,659,002	11,584,161	74,841
Euro-OAT	06/22	10	1,710,385	1,676,079	34,306
Euro-Schatz	06/22	672	82,919,502	82,320,381	599,121
Japan 10-Year Bonds	06/22	3	3,713,475	3,689,009	24,466
Short Euro-BTP	06/22	63	7,823,398	7,733,914	89,484
U.S. Treasury 2-Year Notes	06/22	63	13,363,056	13,351,078	11,978
U.S. Treasury 5-Year Notes	06/22	4	475,743	458,750	16,993
U.S. Treasury 10-Year Notes	06/22	405	49,994,582	49,764,375	230,207
U.S. Treasury 30-Year Bonds	06/22	108	16,699,345	16,206,750	492,595
U.S. Treasury Ultra 10-Year Notes	06/22	106	14,539,052	14,359,688	179,364
U.S. Treasury Ultra Long Bonds	06/22	14	2,553,730	2,479,750	73,980

					3,033,824

Total Futures Contracts					$2,505,475

(c)	Forward foreign currency contracts outstanding as of March 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
DKK	4,410,000	USD	677,973	04/22	BNP	$-	($22,123)
DKK	5,615,000	USD	855,942	04/22	CIT	-	(20,886)
DKK	32,438,884	USD	4,785,646	04/22	DUB	38,626	-
DKK	5,145,000	USD	804,247	04/22	HSB	-	(39,088)
DKK	3,550,000	USD	524,535	04/22	HSB	3,417	-
DKK	109,025,422	USD	16,111,603	04/22	MSC	102,526	-
EUR	851,000	USD	944,055	04/22	BNP	-	(2,637)
EUR	706,000	USD	769,763	04/22	BNP	11,250	-
EUR	317,000	USD	350,599	04/22	BOA	82	-
EUR	2,151,000	USD	2,369,744	04/22	HSB	9,799	-
EUR	30,998,000	USD	34,517,792	04/22	MSC	-	(226,262)
GBP	398,000	USD	533,585	04/22	BNP	-	(10,753)
GBP	471,000	USD	613,877	04/22	HSB	4,852	-
JPY	280,400,000	USD	2,400,863	04/22	BNP	-	(97,594)
NZD	5,404,000	USD	3,769,168	04/22	HSB	-	(23,925)
USD	2,272,854	CAD	2,881,000	04/22	BNP	-	(31,657)
USD	3,871,114	DKK	25,345,000	04/22	BNP	101,837	-
USD	3,728,442	DKK	23,604,766	04/22	BOA	217,970	-
USD	5,259,368	DKK	33,741,584	04/22	CIT	241,359	-
USD	740,537	DKK	4,740,000	04/22	HSB	35,610	-
USD	1,215,465	DKK	7,945,000	04/22	JPM	33,894	-
USD	11,126,544	DKK	70,495,799	04/22	MSC	642,493	-
USD	4,785,646	DKK	32,317,414	07/22	DUB	-	(37,046)
USD	16,111,603	DKK	108,618,575	07/22	MSC	-	(97,428)
USD	615,477	DKK	4,110,000	07/22	MSC	2,146	-
USD	881,454	EUR	813,000	04/22	BNP	-	(17,927)
USD	3,184,171	EUR	2,858,000	04/22	BNP	22,509	-
USD	989,534	EUR	903,000	04/22	HSB	-	(9,409)
USD	1,986,315	EUR	1,790,000	04/22	HSB	6,128	-
USD	34,515,271	EUR	30,690,000	04/22	TDB	564,465	-
USD	34,547,851	EUR	30,998,000	05/22	MSC	227,040	-
USD	14,900,130	GBP	11,102,000	04/22	BNP	315,992	-
USD	772,256	GBP	579,000	04/22	HSB	11,653	-
USD	14,232,868	GBP	10,812,000	05/22	BNP	32,413	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any,on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	8,653,498	JPY	996,020,183	04/22	BRC	$471,961	$-
USD	323,241	JPY	37,400,000	04/22	GSC	16,029	-
USD	6,195,657	JPY	751,570,535	05/22	BRC	18,453	-
USD	3,617,805	NZD	5,404,000	04/22	DUB	-	(127,438)
USD	3,767,061	NZD	5,404,000	05/22	HSB	23,482	-

Total Forward Foreign Currency Contracts						$3,155,986	($764,173)

(d)	Purchased options outstanding as of March 31, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Index Rate Swap	Pay	SOFR	1.710%	01/25/23	JPM	$19,600,000	$119,560	$43,428
Call - 2-Year Index Rate Swap	Pay	SOFR	1.428%	01/31/23	MSC	10,400,000	53,136	14,373
Call - 2-Year Index Rate Swap	Pay	SOFR	1.410%	02/02/23	BRC	10,500,000	52,500	14,277
Call - 2-Year Index Rate Swap	Pay	SOFR	1.720%	02/23/23	CIT	18,400,000	101,200	47,687

							326,396	119,765

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 1,500,000	109,403	378,091
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.195%	11/02/22	BNP	1,550,000	1,166	388,691
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BNP	1,840,000	140,020	460,904
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	960,000	71,659	240,472
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.237%	11/17/23	DUB	$4,100,000	254,483	376,444

							576,731	1,844,602

Total Purchased Options							$903,127	$1,964,367

(e)	Premiums received and value of written options outstanding as of March 31, 2022 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Main 36 5Y	0.850%	04/20/22	BOA	EUR 700,000	$ 945	($223)
Put - iTraxx Main 36 5Y	0.850%	04/20/22	MSC	800,000	1,240	(255)
Put - CDX IG37 5Y	0.900%	04/20/22	BOA	$900,000	1,170	(132)
Put - CDX IG37 5Y	0.900%	04/20/22	BRC	900,000	1,152	(132)
Put - CDX IG37 5Y	0.900%	04/20/22	GSC	900,000	1,503	(132)
Put - CDX IG37 5Y	0.900%	04/20/22	JPM	800,000	1,208	(117)
Put - CDX IG37 5Y	0.900%	04/20/22	MSC	800,000	1,520	(118)
Put - iTraxx Main 36 5Y	0.900%	04/20/22	MSC	EUR 600,000	704	(144)
Put - CDX IG37 5Y	0.950%	04/20/22	JPM	$700,000	893	(85)
Put - CDX IG37 5Y	0.950%	04/20/22	MSC	700,000	892	(85)
Put - iTraxx Main 36 5Y	0.850%	05/18/22	BRC	EUR 500,000	611	(562)
Put - iTraxx Main 36 5Y	0.850%	05/18/22	CIT	500,000	688	(562)
Put - iTraxx Main 36 5Y	0.900%	05/18/22	BRC	500,000	680	(457)
Put - iTraxx Main 36 5Y	0.900%	05/18/22	MSC	500,000	539	(457)
Put - iTraxx Main 36 5Y	0.950%	05/18/22	GSC	500,000	804	(379)
Put - iTraxx Main 36 5Y	1.000%	05/18/22	BRC	500,000	808	(319)
Put - iTraxx Main 36 5Y	1.000%	05/18/22	BRC	500,000	757	(319)
Put - iTraxx Main 36 5Y	1.050%	05/18/22	MSC	400,000	640	(218)
Put - iTraxx Main 36 5Y	0.950%	06/15/22	GSC	500,000	848	(712)
Put - iTraxx Main 36 5Y	1.000%	06/15/22	BOA	400,000	1,067	(497)
Put - CDX IG37 5Y	1.000%	06/15/22	BRC	$800,000	1,516	(568)
Put - iTraxx Main 36 5Y	1.000%	06/15/22	BRC	EUR 1,400,000	2,564	(1,738)
Put - CDX IG37 5Y	1.000%	06/15/22	JPM	$800,000	1,224	(568)
Put - iTraxx Main 36 5Y	1.100%	06/15/22	BOA	EUR 200,000	460	(193)
Put - CDX IG37 5Y	1.100%	06/15/22	DUB	$800,000	1,320	(428)
Put - CDX IG37 5Y	1.100%	06/15/22	MSC	800,000	1,656	(428)
Put - CDX IG37 5Y	1.200%	06/15/22	MSC	1,400,000	2,015	(578)
Put - CDX IG37 5Y	1.200%	07/20/22	BNP	600,000	1,086	(464)
Put - CDX IG38 5Y	1.200%	07/20/22	BOA	1,300,000	1,963	(1,337)
Put - iTraxx Main 36 5Y	1.200%	07/20/22	BOA	EUR 600,000	2,772	(816)
Put - iTraxx Main 36 5Y	1.200%	07/20/22	BRC	600,000	2,722	(816)

					$37,967	($13,839)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any,on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap -U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($1)
Cap -U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)^10]	05/16/24	JPM	1,300,000	9,035	(20)
Cap -Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(33,123)

						$209,517	($33,144)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.500%	04/07/22	BNP	EUR 700,000	$ 3,604	($5)
Call - 5-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.450%	04/08/22	JPM	1,400,000	4,956	(12)
Call - 5-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.450%	05/09/22	BRC	900,000	3,905	(285)
Call - 5-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.500%	05/11/22	GSC	1,600,000	5,650	(757)
Call - 5-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.500%	05/16/22	CIT	700,000	2,868	(386)
Call - 2-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.350%	08/08/22	DUB	200,000	779	(251)
Call - 10-Year Index Rate Swap	Receive	SOFR	1.785%	01/25/23	JPM	$4,300,000	118,948	(75,400)
Call - 10-Year Index Rate Swap	Receive	SOFR	1.579%	01/31/23	MSC	2,300,000	53,762	(28,800)
Call - 10-Year Index Rate Swap	Receive	SOFR	1.558%	02/02/23	BRC	2,300,000	52,612	(27,996)
Call - 10-Year Index Rate Swap	Receive	SOFR	1.736%	02/23/23	CIT	4,100,000	101,475	(71,435)

							348,559	(205,327)

Put - 5-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.700%	04/07/22	BNP	EUR 700,000	3,604	(11,237)
Put - 5-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.650%	04/08/22	JPM	1,400,000	7,993	(26,311)
Put - 5-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.650%	05/09/22	BRC	900,000	7,348	(19,137)
Put - 5-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	1.000%	05/11/22	GSC	1,600,000	6,280	(13,334)
Put - 5-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	1.000%	05/16/22	CIT	700,000	2,868	(6,172)
Put - 2-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.550%	08/08/22	DUB	200,000	779	(1,842)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	BNP	4,700,000	-	(650,913)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	MSC	4,500,000	109,159	(623,214)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BNP	5,490,000	136,171	(761,373)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BRC	2,810,000	68,840	(389,701)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.340%	11/17/23	DUB	$20,200,000	254,520	(590,686)

							597,562	(3,093,920)

Total Interest Rate Swaptions							$946,121	($3,299,247)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.500% due 05/12/52	$98.39	05/05/22	JPM	$100,000	$ 461	($81)
Call - Fannie Mae 2.500% due 05/12/52	98.47	05/05/22	JPM	200,000	922	(151)
Call - Fannie Mae 2.500% due 05/12/52	98.62	05/05/22	JPM	100,000	453	(66)
Call - Fannie Mae 3.000% due 06/13/52	98.41	06/06/22	JPM	1,000,000	5,312	(6,920)
Call - Fannie Mae 3.000% due 06/13/52	99.62	06/06/22	JPM	200,000	891	(614)
Call - Fannie Mae 3.500% due 06/13/52	100.63	06/06/22	JPM	500,000	2,109	(2,109)

					10,148	(9,941)

Put - Fannie Mae 3.000% due 04/13/52	100.41	04/06/22	JPM	300,000	938	(7,689)
Put - Fannie Mae 3.000% due 05/12/52	98.77	05/05/22	JPM	100,000	531	(1,565)
Put - Fannie Mae 3.000% due 05/12/52	98.91	05/05/22	JPM	200,000	1,063	(3,342)
Put - Fannie Mae 3.000% due 05/12/52	99.10	05/05/22	JPM	100,000	531	(1,810)
Put - Fannie Mae 3.000% due 06/13/52	96.41	06/06/22	JPM	1,000,000	6,211	(7,815)
Put - Fannie Mae 3.000% due 06/13/52	97.62	06/06/22	JPM	200,000	1,187	(2,516)
Put - Fannie Mae 3.500% due 06/13/52	98.63	06/06/22	JPM	500,000	2,891	(2,891)

					13,352	(27,628)

Total Options on Securities					$23,500	($37,569)

Total Written Options					$1,217,105	($3,383,799)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any,on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(f)	Swap agreements outstanding as of March 31, 2022 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial, Inc.	Q	5.000%	06/20/22	ICE	0.340%	$200,000	$2,398	$1,147	$1,251
Barclays Bank PLC	Q	1.000%	12/20/22	ICE	0.285%	EUR 200,000	1,211	943	268
General Electric Co.	Q	1.000%	12/20/23	ICE	0.363%	$300,000	3,356	(5,944)	9,300

Total Credit Default Swaps							$6,965	($3,854)	$10,819

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.850%	U.S. CPI Urban Consumers	Z/Z	LCH	12/20/22	$23,700,000	($659,189)	$-	($659,189)
5.470%	U.S. CPI Urban Consumers	Z/Z	LCH	03/21/23	1,000,000	680	-	680
(0.526%)	3-Month EUR-LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	(216,637)	-	(216,637)
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	(234,294)	125	(234,419)
3.330%	GBP Retail Price	Z/Z	LCH	01/15/25	1,000,000	(136,043)	23,419	(159,462)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	120,000	(18,298)	-	(18,298)
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	(104,588)	-	(104,588)
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(351,838)	-	(351,838)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(1,104,598)	-	(1,104,598)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(529,829)	(3,110)	(526,719)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(111,390)	642	(112,032)
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 100,000	(21,702)	-	(21,702)
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	2,900,000	(728,192)	(163,838)	(564,354)
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	(505,222)	57,700	(562,922)
3.475%	GBP Retail Price	Z/Z	LCH	08/15/30	700,000	(170,614)	7,283	(177,897)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(1,076,717)	(38,566)	(1,038,151)
3.750%	GBP Retail Price	Z/Z	LCH	04/15/31	GBP 770,000	(165,306)	(364)	(164,942)
4.066%	GBP Retail Price	Z/Z	LCH	09/15/31	300,000	(40,066)	-	(40,066)
3.566%	GBP Retail Price	Z/Z	LCH	03/15/36	400,000	(108,763)	-	(108,763)
3.580%	GBP Retail Price	Z/Z	LCH	03/15/36	1,200,000	(321,938)	(7,031)	(314,907)
0.500%	6-Month EUR-LIBOR	A/S	LCH	09/21/52	EUR 400,000	(60,824)	(40,217)	(20,607)
1.888%	3-Month USD-LIBOR	S/Q	LCH	11/21/53	$1,100,000	(78,873)	-	(78,873)

						($6,744,241)	($163,957)	($6,580,284)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.090%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/22	EUR 2,200,000	$161,985	$-	$161,985
0.330%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/22	1,400,000	127,597	(160)	127,757
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	$1,200,000	89,586	-	89,586
4.220%	GBP Retail Price	Z/Z	LCH	08/15/22	GBP 600,000	49,693	-	49,693
4.180%	GBP Retail Price	Z/Z	LCH	09/15/22	700,000	55,976	-	55,976
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	$6,810,000	522,866	-	522,866
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	397,818	(801)	398,619
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	87,096	-	87,096
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	128,622	-	128,622
4.480%	GBP Retail Price	Z/Z	LCH	09/15/23	GBP 700,000	61,464	-	61,464

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	$2,100,000	$220,779	$-	$220,779
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	2,800,000	279,760	-	279,760
2.768%	U.S. CPI Urban Consumers	Z/Z	LCH	05/13/26	1,700,000	134,497	-	134,497
2.813%	U.S. CPI Urban Consumers	Z/Z	LCH	05/14/26	1,000,000	76,736	-	76,736
2.703%	U.S. CPI Urban Consumers	Z/Z	LCH	05/25/26	1,210,000	98,784	191	98,593
4.735%	GBP Retail Price	Z/Z	LCH	12/15/26	GBP 1,500,000	79,304	(20,112)	99,416
4.615%	GBP Retail Price	Z/Z	LCH	02/15/27	1,300,000	61,251	-	61,251
4.626%	GBP Retail Price	Z/Z	LCH	02/15/27	1,600,000	74,121	1,027	73,094
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	$900,000	141,837	-	141,837
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	150,922	-	150,922
0.300%	1-Day JPY-TONAR	S/S	LCH	09/20/27	JPY 377,560,000	(17,485)	(3,880)	(13,605)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 3,500,000	16,384	6,798	9,586
2.573%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/28	$400,000	28,748	-	28,748
2.645%	U.S. CPI Urban Consumers	Z/Z	LCH	09/10/28	500,000	31,998	-	31,998
1.840%	3-Month USD LIBOR	S/Q	LCH	11/21/28	5,500,000	155,755	-	155,755
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	5,100,000	644,562	(1,980)	646,542
0.250%	6-Month EUR LIBOR	A/S	LCH	09/21/32	EUR 2,700,000	294,586	244,521	50,065
0.750%	1-Day GBP-SONIA	A/A	LCH	09/21/32	GBP 3,900,000	426,264	122,933	303,331

						$4,581,506	$348,537	$4,232,969

Total Interest Rate Swaps						($2,162,735)	$184,580	($2,347,315)

Total Swap Agreements						($2,155,770)	$180,726	($2,336,496)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$29,288,228	$-	$29,288,228	$-
	Mortgage-Backed Securities	37,455,663	-	37,455,663	-
	Asset-Backed Securities	58,349,595	-	58,349,595	-
	U.S. Treasury Obligations	834,795,660	-	834,795,660	-
	Foreign Government Bonds & Notes	54,598,114	-	54,598,114	-
	Short-Term Investment	2,422,628	-	2,422,628	-
	Derivatives:
	Credit Contracts
	Swaps	10,819	-	10,819	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,155,986	-	3,155,986	-
	Interest Rate Contracts
	Futures	3,069,375	3,069,375	-	-
	Purchased Options	1,964,367	-	1,964,367	-
	Swaps	4,247,254	-	4,247,254	-

	Total Interest Rate Contracts	9,280,996	3,069,375	6,211,621	-

	Total Asset - Derivatives	12,447,801	3,069,375	9,378,426	-

	Total Assets	1,029,357,689	3,069,375	1,026,288,314	-

Liabilities	Sale-buyback Financial Transactions	(763,279,388)		(763,279,388)
	Derivatives
	Credit Contracts
	Written Options	(13,839)	-	(13,839)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(764,173)	-	(764,173)	-
	Interest Rate Contracts
	Futures	(563,900)	(563,900)	-	-
	Written Options	(3,369,960)	-	(3,369,960)	-
	Swaps	(6,594,569)	-	(6,594,569)	-

	Total Interest Rate Contracts	(10,528,429)	(563,900)	(9,964,529)	-

	Total Liabilities - Derivatives	(11,306,441)	(563,900)	(10,742,541)	-

	Total Liabilities	(774,585,829)	(563,900)	(774,021,929)	-

	Total	$254,771,860	$2,505,475	$252,266,385	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any,on page 302

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.9%
Basic Materials - 0.7%
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$1,200,000	$1,199,435
DuPont de Nemours, Inc. 5.319% due 11/15/38	685,000	789,191
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	760,000	681,191
International Flavors & Fragrances, Inc. 3.468% due 12/01/50 ~	746,000	660,750
LYB International Finance III LLC 1.250% due 10/01/25	329,000	304,916
Nutrien Ltd. (Canada) 5.000% due 04/01/49	375,000	436,623
Steel Dynamics, Inc. 1.650% due 10/15/27	750,000	682,412
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	1,550,000	1,550,184
Vale Overseas Ltd. (Brazil) 3.750% due 07/08/30	780,000	753,815

		7,058,517

Communications - 1.3%
AT&T, Inc.
2.750% due 06/01/31	1,100,000	1,032,921
3.500% due 06/01/41	1,540,000	1,421,905
3.550% due 09/15/55	1,434,000	1,269,647
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/31	2,050,000	1,850,734
3.500% due 06/01/41	285,000	237,582
3.700% due 04/01/51	860,000	711,204
Comcast Corp.
2.800% due 01/15/51	736,000	623,438
3.250% due 11/01/39	970,000	923,042
Corning, Inc. 5.750% due 08/15/40	300,000	369,028
Cox Communications, Inc. 2.950% due 10/01/50 ~	555,000	438,603
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	1,000,000	932,022
Discovery Communications LLC 3.625% due 05/15/30	980,000	953,258
Paramount Global 4.000% due 01/15/26	575,000	584,527
Verizon Communications, Inc.
2.650% due 11/20/40	546,000	465,867
3.700% due 03/22/61	600,000	559,007
Walt Disney Co. 2.650% due 01/13/31	1,000,000	956,261

		13,329,046

Consumer, Cyclical - 2.9%
7-Eleven, Inc.
0.625% due 02/10/23 ~	1,490,000	1,467,411
0.950% due 02/10/26 ~	345,000	314,011
1.300% due 02/10/28 ~	277,000	242,956
2.500% due 02/10/41 ~	283,000	229,218
Alimentation Couche-Tard, Inc. (Canada)
3.439% due 05/13/41 ~	785,000	707,266
3.625% due 05/13/51 ~	875,000	797,615
American Airlines Pass-Through Trust Class A 3.650% due 12/15/29	1,238,490	1,099,073
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	1,590,160	1,512,973

	Principal Amount	Value
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	$2,261,000	$2,052,274
AutoZone, Inc. 3.625% due 04/15/25	1,010,000	1,021,743
Delta Air Lines Pass-Through Trust Class A 2.500% due 12/10/29	1,333,000	1,238,704
Delta Air Lines Pass-Through Trust Class B 4.250% due 01/30/25	539,917	541,247
General Motors Co. 6.125% due 10/01/25	270,000	290,104
General Motors Financial Co., Inc.
1.200% due 10/15/24	800,000	760,161
2.700% due 06/10/31	830,000	732,180
4.350% due 01/17/27	230,000	234,250
Hasbro, Inc. 3.900% due 11/19/29	682,000	685,196
Hyundai Capital America
1.300% due 01/08/26 ~	225,000	206,389
1.800% due 01/10/28 ~	395,000	349,546
2.650% due 02/10/25 ~	600,000	581,926
JetBlue Pass-Through Trust Class B 7.750% due 05/15/30	1,280,796	1,401,471
Kohl’s Corp. 3.375% due 05/01/31	979,000	946,636
Lear Corp. 2.600% due 01/15/32	265,000	234,537
Lennar Corp. 4.500% due 04/30/24	195,000	200,035
MDC Holdings, Inc. 2.500% due 01/15/31	530,000	463,532
Nissan Motor Co. Ltd. (Japan) 3.522% due 09/17/25 ~	1,007,000	988,143
Nordstrom, Inc. 4.250% due 08/01/31	731,000	667,553
O’Reilly Automotive, Inc. 3.900% due 06/01/29	1,135,000	1,153,449
Starbucks Corp. 3.350% due 03/12/50	565,000	510,420
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	791,000	722,247
Tractor Supply Co. 1.750% due 11/01/30	1,000,000	860,414
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30	504,673	463,512
3.700% due 09/01/31	1,263,353	1,180,629
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27	1,436,435	1,348,734
3.650% due 07/07/27	1,998,519	1,889,111
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,384,369

		29,479,035

Consumer, Non-Cyclical - 4.1%
AbbVie, Inc.
3.200% due 11/21/29	1,175,000	1,162,287
4.050% due 11/21/39	1,120,000	1,154,092
4.250% due 11/21/49	910,000	947,781
Altria Group, Inc. 2.450% due 02/04/32	835,000	727,390
Amgen, Inc. 3.150% due 02/21/40	1,125,000	1,031,134
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.750% due 04/15/58	1,230,000	1,340,125
Anthem, Inc. 2.250% due 05/15/30	1,135,000	1,042,674
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	273,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	$540,000	$495,257
BAT Capital Corp. (United Kingdom) 2.259% due 03/25/28	3,125,000	2,809,523
Biogen, Inc. 2.250% due 05/01/30	339,000	305,503
Bon Secours Mercy Health, Inc. 3.205% due 06/01/50	700,000	596,488
Boston Scientific Corp. 4.550% due 03/01/39	167,000	181,110
Bristol-Myers Squibb Co. 2.350% due 11/13/40	165,000	139,594
Bunge Ltd. Finance Corp. 2.750% due 05/14/31	965,000	889,395
Cigna Corp. 4.125% due 11/15/25	900,000	928,380
CommonSpirit Health
2.782% due 10/01/30	1,065,000	994,093
3.910% due 10/01/50	650,000	622,151
Conagra Brands, Inc. 1.375% due 11/01/27	1,085,000	964,788
CVS Health Corp. 4.875% due 07/20/35	850,000	935,005
CVS Pass-Through Trust 4.163% due 08/11/36 ~	511,492	503,664
DH Europe Finance II SARL 3.250% due 11/15/39	285,000	272,041
Gilead Sciences, Inc.
1.650% due 10/01/30	1,125,000	989,946
2.600% due 10/01/40	675,000	570,363
Global Payments, Inc. 3.200% due 08/15/29	934,000	888,489
GSK Consumer Healthcare Capital U.S. LLC 3.625% due 03/24/32 ~	611,000	611,034
HCA, Inc.
5.250% due 06/15/26	2,430,000	2,567,274
5.500% due 06/15/47	700,000	792,932
Keurig Dr Pepper, Inc.
3.200% due 05/01/30	655,000	635,654
3.800% due 05/01/50	610,000	581,522
Kraft Heinz Foods Co.
4.375% due 06/01/46	360,000	356,900
4.625% due 10/01/39	640,000	651,795
MedStar Health, Inc. 3.626% due 08/15/49	520,000	488,241
MidMichigan Health 3.409% due 06/01/50	1,000,000	881,857
Mondelez International, Inc. 1.875% due 10/15/32	750,000	647,826
MultiCare Health System 2.803% due 08/15/50	560,000	465,382
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	584,400
Piedmont Healthcare, Inc. 2.864% due 01/01/52	515,000	422,270
Quanta Services, Inc. 2.350% due 01/15/32	890,000	774,111
Quest Diagnostics, Inc. 2.800% due 06/30/31	870,000	814,904
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/30	1,125,000	977,727
Royalty Pharma PLC 2.150% due 09/02/31	84,000	72,138
S&P Global, Inc. 2.700% due 03/01/29 ~	853,000	827,513
Smithfield Foods, Inc. 3.000% due 10/15/30 ~	1,025,000	931,723
Takeda Pharmaceutical Co. Ltd. (Japan) 3.025% due 07/09/40	1,695,000	1,515,549

	Principal Amount	Value
Thermo Fisher Scientific, Inc. 2.000% due 10/15/31	$835,000	$750,722
Triton Container International Ltd. (Bermuda) 2.050% due 04/15/26 ~	1,100,000	1,027,067
Tyson Foods, Inc. 3.550% due 06/02/27	850,000	858,073
UnitedHealth Group, Inc.
2.750% due 05/15/40	245,000	220,849
3.250% due 05/15/51	525,000	494,806
Universal Health Services, Inc. 2.650% due 10/15/30 ~	535,000	486,468
University of Miami due 04/01/52 #	240,000	240,000
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	585,000	581,349
Viatris, Inc. 3.850% due 06/22/40	340,000	294,951
Zimmer Biomet Holdings, Inc. 2.600% due 11/24/31	697,000	636,948

		41,956,383

Diversified - 0.2%
Hutchison Whampoa International 14 Ltd. (United Kingdom) 3.625% due 10/31/24 ~	2,000,000	2,030,053

Energy - 2.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.337% due 12/15/27	765,000	761,583
Boardwalk Pipelines LP 4.450% due 07/15/27	480,000	490,707
BP Capital Markets America, Inc.
2.772% due 11/10/50	565,000	473,925
3.633% due 04/06/30	1,685,000	1,717,890
Chevron USA, Inc. 3.250% due 10/15/29	875,000	889,873
Coterra Energy, Inc. 3.900% due 05/15/27 ~	495,000	499,487
Diamondback Energy, Inc.
3.125% due 03/24/31	1,000,000	956,738
3.250% due 12/01/26	770,000	770,015
Energy Transfer LP
3.900% due 07/15/26	1,700,000	1,711,501
4.150% due 09/15/29	605,000	607,586
6.100% due 02/15/42	455,000	497,115
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	475,000	442,106
4.317% due 12/30/39 ~	335,000	313,085
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.940% due 09/30/40 ~	540,436	489,469
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,618,816
HollyFrontier Corp.
2.625% due 10/01/23	540,000	534,785
5.875% due 04/01/26	842,000	877,386
Lundin Energy Finance BV (Netherlands) 2.000% due 07/15/26 ~	307,000	286,315
MPLX LP 4.500% due 04/15/38	580,000	594,034
NGPL PipeCo LLC 3.250% due 07/15/31 ~	510,000	476,913
Phillips 66 Partners LP 3.550% due 10/01/26	560,000	560,554
Pioneer Natural Resources Co. 1.900% due 08/15/30	760,000	674,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 5.150% due 06/01/42	$1,000,000	$972,139
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	1,130,000	1,195,483
Saudi Arabian Oil Co. (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	190,031
Schlumberger Holdings Corp. 4.000% due 12/21/25 ~	770,000	783,194
Shell International Finance BV (Netherlands)
2.375% due 11/07/29	1,135,000	1,076,499
3.125% due 11/07/49	570,000	520,799
Targa Resources Corp. due 02/01/33 #	190,000	191,999
TotalEnergies Capital International SA (France) 2.986% due 06/29/41	1,130,000	1,033,412

		22,208,039

Financial - 10.6%
ABN AMRO Bank NV (Netherlands)
1.542% due 06/16/27 ~	800,000	734,693
2.470% due 12/13/29 ~	400,000	365,963
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	470,000	435,389
3.300% due 01/30/32	550,000	496,687
6.500% due 07/15/25	300,000	317,941
AIB Group PLC (Ireland)
4.263% due 04/10/25 ~	600,000	601,578
4.750% due 10/12/23 ~	1,340,000	1,363,871
Air Lease Corp.
2.875% due 01/15/26	610,000	589,543
3.375% due 07/01/25	1,005,000	991,670
Alexandria Real Estate Equities, Inc. REIT 3.375% due 08/15/31	1,130,000	1,113,950
American Campus Communities Operating Partnership LP 2.250% due 01/15/29	360,000	329,494
American Express Co. 2.550% due 03/04/27	565,000	550,050
American International Group, Inc.
3.400% due 06/30/30	770,000	769,004
4.375% due 06/30/50	770,000	847,114
American Tower Corp. REIT
1.500% due 01/31/28	755,000	668,475
1.875% due 10/15/30	2,510,000	2,139,582
2.950% due 01/15/51	229,000	180,601
3.100% due 06/15/50	351,000	284,580
Athene Global Funding
0.950% due 01/08/24 ~	772,000	743,888
1.450% due 01/08/26 ~	905,000	838,717
2.500% due 01/14/25 ~	1,418,000	1,377,293
2.500% due 03/24/28 ~	885,000	816,238
Australia & New Zealand Banking Group Ltd. (Australia) 4.400% due 05/19/26 ~	1,140,000	1,162,398
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	305,000	278,854
2.528% due 11/18/27 ~	5,605,000	4,961,150
4.250% due 04/15/26 ~	765,000	755,482
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	180,936
1.849% due 03/25/26	600,000	561,627
2.749% due 12/03/30	600,000	528,942
Bank of America Corp.
1.197% due 10/24/26	1,385,000	1,281,664
2.572% due 10/20/32	845,000	769,145
2.676% due 06/19/41	1,900,000	1,610,223
3.705% due 04/24/28	1,445,000	1,456,093

	Principal Amount	Value
Bank of Ireland Group PLC (Ireland) 2.029% due 09/30/27 ~	$512,000	$464,890
Banque Federative du Credit Mutuel SA (France) 1.604% due 10/04/26 ~	865,000	796,805
Barclays PLC (United Kingdom)
1.007% due 12/10/24	1,341,000	1,288,252
2.894% due 11/24/32	358,000	325,115
3.650% due 03/16/25	750,000	753,544
Berkshire Hathaway Finance Corp. 3.850% due 03/15/52	485,000	496,568
BNP Paribas SA (France)
1.904% due 09/30/28 ~	550,000	493,237
2.159% due 09/15/29 ~	874,000	778,867
2.588% due 08/12/35 ~	660,000	573,803
BPCE SA (France)
1.652% due 10/06/26 ~	1,670,000	1,542,894
2.277% due 01/20/32 ~	250,000	219,899
Brixmor Operating Partnership LP
2.250% due 04/01/28	400,000	366,053
2.500% due 08/16/31	260,000	230,080
4.125% due 05/15/29	600,000	616,185
Brookfield Finance, Inc. (Canada) 3.500% due 03/30/51	1,200,000	1,070,933
Brown & Brown, Inc. 2.375% due 03/15/31	1,125,000	989,994
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	1,089,058
Capital One Financial Corp. 3.800% due 01/31/28	1,130,000	1,138,705
Charles Schwab Corp. 2.000% due 03/20/28	2,000,000	1,875,809
Citigroup, Inc.
2.520% due 11/03/32	225,000	202,297
2.561% due 05/01/32	975,000	881,162
3.057% due 01/25/33	409,000	382,577
3.520% due 10/27/28	1,140,000	1,130,872
Commonwealth Bank of Australia (Australia) 3.305% due 03/11/41 ~	660,000	576,886
Corebridge Financial, Inc.
due 04/05/27 # ~	385,000	384,461
due 04/05/29 # ~	270,000	269,754
Credit Agricole SA (France)
1.247% due 01/26/27 ~	817,000	744,229
2.811% due 01/11/41 ~	250,000	207,110
4.375% due 03/17/25 ~	1,125,000	1,139,315
Credit Suisse Group AG (Switzerland)
3.091% due 05/14/32 ~	745,000	673,123
4.282% due 01/09/28 ~	1,135,000	1,134,995
Crown Castle International Corp. REIT 3.100% due 11/15/29	1,135,000	1,076,829
Deutsche Bank AG (Germany) 2.129% due 11/24/26	1,220,000	1,132,348
Digital Realty Trust LP REIT 3.700% due 08/15/27	1,015,000	1,022,971
DNB Bank ASA (Norway) 1.605% due 03/30/28 ~	805,000	728,298
Empower Finance 2020 LP 3.075% due 09/17/51 ~	625,000	531,967
Equinix, Inc. REIT 2.900% due 11/18/26	840,000	814,682
F&G Global Funding 1.750% due 06/30/26 ~	460,000	428,240
Federal Realty Investment Trust REIT 1.250% due 02/15/26	785,000	723,442
Goldman Sachs Group, Inc.
1.431% due 03/09/27	925,000	853,515
1.948% due 10/21/27	613,000	570,548
2.383% due 07/21/32	400,000	355,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
2.640% due 02/24/28	$716,000	$685,356
3.691% due 06/05/28	1,785,000	1,789,144
4.017% due 10/31/38	685,000	694,435
4.250% due 10/21/25	1,850,000	1,897,065
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	1,125,000	975,114
Healthpeak Properties, Inc. REIT
2.125% due 12/01/28	813,000	748,342
2.875% due 01/15/31	1,130,000	1,071,633
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28	4,175,000	3,790,364
2.206% due 08/17/29	495,000	445,991
ING Groep NV (Netherlands) 1.726% due 04/01/27	675,000	623,475
Life Storage LP 2.400% due 10/15/31	730,000	644,571
Lloyds Banking Group PLC (United Kingdom) 1.627% due 05/11/27	590,000	541,800
LSEGA Financing PLC (United Kingdom) 2.000% due 04/06/28 ~	1,160,000	1,058,074
Macquarie Group Ltd. (Australia)
1.340% due 01/12/27 ~	1,075,000	980,760
2.871% due 01/14/33 ~	600,000	533,757
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.741% due 03/07/29	2,065,000	2,086,348
Mizuho Financial Group, Inc. (Japan) 1.234% due 05/22/27	515,000	469,149
Morgan Stanley
3.125% due 07/27/26	860,000	853,372
3.217% due 04/22/42	805,000	743,340
4.457% due 04/22/39	855,000	924,943
5.000% due 11/24/25	940,000	991,766
Natwest Group PLC (United Kingdom) 4.445% due 05/08/30	915,000	940,170
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	1,000,000	917,285
New York Life Insurance Co. 3.750% due 05/15/50 ~	1,140,000	1,110,059
Nordea Bank Abp (Finland) 1.500% due 09/30/26 ~	347,000	318,955
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	490,000	449,464
Office Properties Income Trust
2.400% due 02/01/27	910,000	810,821
3.450% due 10/15/31	210,000	181,281
Park Aerospace Holdings Ltd. (Ireland) 4.500% due 03/15/23 ~	945,000	952,178
Physicians Realty LP 2.625% due 11/01/31	315,000	284,743
Public Storage
1.950% due 11/09/28	382,000	354,295
2.250% due 11/09/31	320,000	293,004
Realty Income Corp. REIT 1.800% due 03/15/33	705,000	585,248
Sabra Health Care LP 3.200% due 12/01/31	515,000	460,454
Santander UK Group Holdings PLC (United Kingdom) 1.673% due 06/14/27	560,000	510,283
Scentre Group Trust 1/Scentre Group Trust 2 (Australia) 3.625% due 01/28/26 ~	1,225,000	1,231,857
Societe Generale SA (France)
1.488% due 12/14/26 ~	1,700,000	1,538,896
1.792% due 06/09/27 ~	455,000	410,627
4.250% due 04/14/25 ~	1,935,000	1,925,922
4.250% due 08/19/26 ~	200,000	197,592

	Principal Amount	Value
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	$2,520,000	$2,407,041
1.456% due 01/14/27 ~	565,000	514,476
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	555,000	493,551
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	250,000	227,281
2.095% due 02/11/32 ~	1,320,000	1,156,627
UDR, Inc. REIT
1.900% due 03/15/33	185,000	154,952
2.100% due 08/01/32	1,130,000	976,033
UniCredit SpA (Italy)
1.982% due 06/03/27 ~	540,000	487,469
5.861% due 06/19/32 ~	315,000	309,860
Wells Fargo & Co. 2.393% due 06/02/28	900,000	852,066
Welltower, Inc. REIT 2.800% due 06/01/31	1,200,000	1,120,395
Westpac Banking Corp. (Australia) 3.133% due 11/18/41	541,000	465,342
WP Carey, Inc. REIT
2.250% due 04/01/33	325,000	278,193
2.400% due 02/01/31	430,000	388,164

		107,031,532

Industrial - 1.7%
BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	935,000	922,608
Boeing Co.
1.167% due 02/04/23	230,000	228,270
1.433% due 02/04/24	465,000	450,026
1.950% due 02/01/24	565,000	552,752
2.196% due 02/04/26	285,000	269,762
2.700% due 02/01/27	2,115,000	2,031,890
2.750% due 02/01/26	230,000	223,166
3.100% due 05/01/26	2,537,000	2,496,048
CSX Corp. 3.800% due 11/01/46	770,000	769,486
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	649,000	698,285
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	546,374
Kansas City Southern 4.700% due 05/01/48	800,000	885,677
L3Harris Technologies, Inc. 1.800% due 01/15/31	460,000	400,280
Masco Corp. 2.000% due 10/01/30	1,125,000	975,629
Norfolk Southern Corp. 3.050% due 05/15/50	770,000	688,086
Northrop Grumman Corp. 3.850% due 04/15/45	1,120,000	1,117,928
Otis Worldwide Corp. 3.112% due 02/15/40	750,000	661,873
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.200% due 11/15/25 ~	1,365,000	1,254,445
Raytheon Technologies Corp.
2.250% due 07/01/30	975,000	904,373
3.750% due 11/01/46	530,000	523,269
Union Pacific Corp. 3.550% due 08/15/39	765,000	756,770

		17,356,997

Technology - 1.8%
Activision Blizzard, Inc. 1.350% due 09/15/30	591,000	513,039

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Advanced Micro Devices, Inc. 2.375% due 06/01/30	$1,552,000	$1,443,898
Analog Devices, Inc. 2.800% due 10/01/41	259,000	233,321
Apple, Inc. 3.450% due 02/09/45	1,370,000	1,364,840
Broadcom, Inc.
1.950% due 02/15/28 ~	1,300,000	1,173,784
3.187% due 11/15/36 ~	148,000	128,787
CGI, Inc. (Canada)
1.450% due 09/14/26 ~	515,000	473,882
2.300% due 09/14/31 ~	925,000	808,317
Citrix Systems, Inc. 1.250% due 03/01/26	151,000	146,994
Dell International LLC/EMC Corp. 6.200% due 07/15/30	695,000	793,546
KLA Corp. 3.300% due 03/01/50	755,000	714,331
Leidos, Inc. 2.300% due 02/15/31	185,000	160,722
Microchip Technology, Inc.
0.972% due 02/15/24	675,000	647,382
0.983% due 09/01/24 ~	900,000	852,867
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31 ~	870,000	782,735
3.250% due 05/11/41 ~	895,000	791,669
Oracle Corp.
2.300% due 03/25/28	710,000	649,887
3.800% due 11/15/37	1,375,000	1,246,439
3.950% due 03/25/51	645,000	565,934
Roper Technologies, Inc. 1.750% due 02/15/31	1,125,000	973,333
TSMC Global Ltd. (Taiwan) 1.375% due 09/28/30 ~	1,385,000	1,180,226
VMware, Inc.
1.400% due 08/15/26	1,028,000	945,275
4.700% due 05/15/30	915,000	969,480
Workday, Inc. due 04/01/27 #	586,000	586,247

		18,146,935

Utilities - 2.4%
Alexander Funding Trust 1.841% due 11/15/23 ~	800,000	775,876
Atmos Energy Corp.
0.625% due 03/09/23	205,000	202,055
1.500% due 01/15/31	705,000	608,205
Berkshire Hathaway Energy Co. 2.850% due 05/15/51	1,100,000	936,390
CenterPoint Energy Resources Corp. 1.750% due 10/01/30	560,000	491,625
Constellation Energy Generation LLC 3.250% due 06/01/25	2,330,000	2,322,800
Consumers Energy Co. 3.250% due 08/15/46	265,000	244,798
Dominion Energy, Inc. 3.300% due 04/15/41	1,000,000	910,213
DTE Electric Co. 3.250% due 04/01/51	500,000	476,527
Duke Energy Corp. 3.750% due 09/01/46	600,000	568,111
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	352,492
Edison International 5.750% due 06/15/27	255,000	273,556
Emera US Finance LP (Canada) 4.750% due 06/15/46	550,000	575,479
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	815,312

	Principal Amount	Value
Entergy Louisiana LLC
2.900% due 03/15/51	$260,000	$225,370
4.000% due 03/15/33	430,000	446,482
Evergy, Inc. 2.900% due 09/15/29	1,160,000	1,109,989
Fells Point Funding Trust 3.046% due 01/31/27 ~	1,370,000	1,315,555
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	525,000	503,097
Fortis, Inc. (Canada) 3.055% due 10/04/26	750,000	742,406
ITC Holdings Corp. 2.950% due 05/14/30 ~	360,000	341,504
Jersey Central Power & Light Co. 4.300% due 01/15/26 ~	530,000	541,645
NRG Energy, Inc.
2.000% due 12/02/25 ~	430,000	404,852
2.450% due 12/02/27 ~	520,000	480,532
OGE Energy Corp. 0.703% due 05/26/23	345,000	338,122
Oklahoma Gas and Electric Co. 0.553% due 05/26/23	415,000	406,226
Pacific Gas and Electric Co.
1.367% due 03/10/23	575,000	565,164
1.700% due 11/15/23	420,000	409,641
2.950% due 03/01/26	300,000	285,457
3.250% due 02/16/24	1,190,000	1,185,263
3.450% due 07/01/25	475,000	463,860
3.750% due 08/15/42	191,000	156,099
4.300% due 03/15/45	325,000	277,606
PacifiCorp 4.150% due 02/15/50	450,000	470,688
Southern California Edison Co.
1.200% due 02/01/26	540,000	497,440
4.125% due 03/01/48	340,000	335,912
Southern Co. Gas Capital Corp. 4.400% due 06/01/43	1,000,000	1,003,399
Southern Power Co. 5.150% due 09/15/41	895,000	952,969
Union Electric Co. due 04/01/52 #	520,000	538,649
WEC Energy Group, Inc. 1.375% due 10/15/27	615,000	554,283

		24,105,649

Total Corporate Bonds & Notes (Cost $309,365,778)		282,702,186

MORTGAGE-BACKED SECURITIES - 27.4%
Collateralized Mortgage Obligations - Commercial - 4.5%
ACRE Commercial Mortgage Ltd. (Cayman)
1.298% (USD LIBOR + 0.830%) due 12/18/37 § ~	2,054,431	2,039,091
1.868% (USD LIBOR + 1.400%) due 12/18/37 § ~	1,198,000	1,181,538
BAMLL RE-Remic Trust 2.267% due 11/26/47 § ~	1,955,000	1,855,532
Bayview Financing Trust 3.450% (USD LIBOR + 3.000%) due 11/10/22 ~	878,161	883,222
BPR Trust 1.647% (USD LIBOR + 1.250%) due 02/15/29 § ~	1,790,000	1,778,813
Fannie Mae 1.764% due 11/25/31	3,500,000	3,155,660
Commercial Mortgage Trust 2.321% due 01/10/38 § ~	1,600,000	1,460,800
Freddie Mac 1.899% (SOFR + 1.800%) due 07/25/41 § ~	3,818,832	3,641,420

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Freddie Mac (IO)
1.195% due 11/25/30 §	$18,945,000	$1,682,523
1.211% due 10/25/30 §	15,300,000	1,362,081
1.364% due 12/25/29	8,830,000	692,517
Freddie Mac Multifamily WI Certificates Series
1.981% due 02/25/32	3,800,000	3,500,669
2.400% due 05/25/32	4,200,000	4,009,821
FREMF Mortgage Trust
3.576% due 01/25/26 § ~	2,100,000	2,014,616
3.880% due 01/25/50 § ~	2,385,000	2,409,060
4.052% due 04/25/48 § ~	2,000,000	1,972,041
4.156% due 08/25/47 § ~	2,000,000	2,014,875
FRR RE REMIC Trust
0.422% due 10/27/46 ~	2,400,000	2,301,561
MHC Commercial Mortgage Trust 2.498% (USD LIBOR + 2.101%) due 04/15/38 § ~	750,000	734,232
PFP Ltd. (Cayman) 1.831% (USD LIBOR + 1.400%) due 04/14/38 § ~	1,570,922	1,533,256
SCF 3 Draw 2.510% due 01/01/32 ±	2,600,000	2,518,750
SLG Office Trust 2.585% due 07/15/41 ~	2,470,000	2,301,517
Wells Fargo Commercial Mortgage Trust 1.547% (USD LIBOR + 1.150%) due 02/15/40 § ~	1,099,916	1,091,049

		46,134,644

Collateralized Mortgage Obligations - Residential - 7.2%
Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	1,579,687	1,520,406
Anchor Mortgage Trust 2.600% due 10/25/26 ~	3,550,000	3,462,524
ANTLR Mortgage Trust 2.115% due 11/25/24 § ~	1,864,000	1,814,515
Cascade MH Asset Trust 2.708% due 02/25/46 ~	1,420,000	1,303,331
CFMT LLC
0.946% due 12/26/30 § ~	1,339,939	1,331,082
1.374% due 02/25/31 § ~	3,815,000	3,688,979
Credit Suisse Mortgage Trust 3.023% due 08/25/60 § ~	1,870,386	1,836,066
CSMC Trust 1.668% due 09/27/60 § ~	3,059,717	2,951,025
Fannie Mae REMICS 3.500% due 11/25/57	4,991,373	5,076,909
FMC GMSR Issuer Trust
3.690% due 02/25/24	3,630,000	3,657,225
4.450% due 01/25/26 § ~	2,700,000	2,608,117
Freedom Two 3.450% (USD LIBOR + 3.000%) due 02/08/23 ~	4,200,000	4,231,920
Government National Mortgage Association (IO) 0.816% due 03/20/71 §	53,674,430	2,190,722
Government National Mortgage Association 1.729% (USD LIBOR + 1.280%) due 01/20/71 §	5,509,090	5,715,284
Government National Mortgage Association 1.729% (USD LIBOR + 1.280%) due 02/20/71 §	3,792,067	3,935,688
LHOME Mortgage Trust 2.090% due 09/25/26 § ~	1,000,000	964,518
PRPM LLC
2.115% due 01/25/26 § ~	1,734,507	1,672,884
2.115% due 03/25/26 § ~	1,235,700	1,200,535
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60	5,959,387	5,586,161
3.000% due 05/25/60	12,666,000	12,590,412

	Principal Amount	Value
Towd Point Mortgage Trust
2.918% due 11/30/60 § ~	$3,470,173	$3,401,561
4.000% due 11/25/47 § ~	981,268	957,664
ZH Trust 2.253% due 02/18/27 ~	1,100,000	1,092,256

		72,789,784

Fannie Mae - 10.1%
due 04/13/52 #	26,465,000	25,890,213
0.970% due 07/01/27	5,733,645	5,256,096
1.090% due 04/01/28	2,889,000	2,615,296
1.275% due 04/01/30	3,691,797	3,308,638
1.370% due 03/01/30	3,655,000	3,299,190
1.410% due 12/01/30	10,170,000	9,075,323
1.440% due 01/01/31	1,400,000	1,251,623
1.460% due 12/01/30	5,000,000	4,481,274
1.560% due 01/01/31	2,700,000	2,439,290
1.815% due 01/01/31	1,035,778	957,927
1.870% due 05/01/31	6,400,000	5,916,760
2.140% due 12/01/33	2,550,000	2,355,846
2.160% due 12/01/33	3,100,000	2,869,566
2.320% due 02/01/35	1,912,000	1,782,337
2.500% due 12/01/51 - 01/01/52	5,983,298	5,726,149
2.550% due 10/01/30	905,000	883,278
3.000% due 04/01/48 - 01/01/52	7,813,688	7,614,093
3.500% due 07/01/50 - 03/01/60	5,529,374	5,584,981
3.610% due 01/01/37	2,668,239	2,754,476
4.000% due 10/01/43 - 06/01/47	1,908,154	1,991,020
5.000% due 01/01/59	2,638,349	2,889,976
5.500% due 05/01/58	2,679,527	2,992,493

		101,935,845

Freddie Mac - 0.4%
3.000% due 02/01/52	2,337,126	2,288,895
3.500% due 04/01/37	1,506,690	1,538,409

		3,827,304

Government National Mortgage Association - 5.2%
2.025% (UST + 1.734%) due 10/20/71 §	2,502,869	2,663,469
2.136% (UST + 1.833%) due 08/20/71 §	2,329,842	2,490,052
2.500% due 10/20/45 - 10/20/50	3,382,482	3,282,149
2.677% due 02/20/72 (UST + 1.733%) §	1,968,648	2,102,893
2.815% due 07/20/71 §	2,480,930	2,406,802
2.939% due 10/20/70 §	2,102,258	2,046,062
3.000% due 08/20/50 - 10/20/50	2,897,266	2,901,253
3.060% due 09/20/70 §	6,010,479	5,905,204
3.087% due 12/20/71 §	3,027,335	2,994,009
3.500% due 10/20/50 - 03/20/52	20,574,850	20,951,221
4.000% due 12/20/51 - 03/20/52	4,841,098	4,989,345

		52,732,459

Total Mortgage-Backed Securities (Cost $294,208,443)		277,420,036

ASSET-BACKED SECURITIES - 13.0%
American Homes 4 Rent 5.885% due 04/17/52 ~	2,135,000	2,157,824
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	3,060,000	2,894,282
AMSR Trust
2.006% due 11/17/37 ~	2,120,000	1,953,100
2.327% due 10/17/38 ~	1,342,000	1,220,897
2.751% due 06/17/38 § ~	3,650,000	3,225,891
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,177,596

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Business Jet Securities LLC
2.918% due 04/15/36 ~	$3,469,456	$3,234,992
2.981% due 11/15/35 ~	2,325,195	2,242,724
4.212% due 07/15/34 ~	725,103	688,204
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	427,313	404,333
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	2,500,000	2,509,132
CFIN Issuer LLC 3.250% due 02/16/26 ~ ±	2,000,000	2,000,000
Consumer Receivables Asset Investment Trust 3.258% (USD LIBOR + 3.000%) due 03/24/23 § ~	1,740,000	1,725,139
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	2,170,000	2,093,519
Credit Acceptance Auto Loan Trust
1.640% due 06/17/30 ~	3,815,000	3,612,860
2.730% due 11/15/29 ~	2,500,000	2,464,398
Credito Real USA Auto Receivables Trust 1.350% due 02/16/27 ~	698,113	685,664
Crossroads Asset Trust 1.120% due 06/20/25 ~	679,000	663,542
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,210,239
Diamond Resorts Owner Trust 4.530% due 01/21/31 ~	178,463	178,917
Drive Auto Receivables Trust 3.180% due 10/15/26	3,000,000	3,017,121
DT Auto Owner Trust
1.100% due 02/16/27 ~	1,155,000	1,112,840
2.960% due 04/15/25 ~	2,510,000	2,518,952
FHF Trust 1.270% due 03/15/27 ~	312,951	304,877
FirstKey Homes Trust 2.389% due 08/17/38 ~	5,500,000	4,967,418
Flagship Credit Auto Trust
0.530% due 04/15/25 ~	322,897	321,416
2.180% due 02/16/27 ~	1,762,000	1,699,395
FMC GMSR Issuer Trust
3.620% due 07/25/26 § ~	2,600,000	2,442,085
3.850% due 10/25/26 § ~	2,100,000	1,947,609
Freed ABS Trust 0.660% due 03/20/28 ~	571,740	570,554
Freedom 2021 SAVF 1 4.850% (USD LIBOR + 4.400%) due 03/25/23 § ~	3,280,000	3,304,600
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	2,850,000	2,817,580
GLS Auto Receivables Issuer Trust
0.870% due 12/16/24 ~	850,000	847,281
1.140% due 11/17/25 ~	845,000	831,416
1.640% due 10/15/26 ~	425,000	411,155
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	1,000,000	993,586
LFT CRE Ltd. (Cayman) 2.347% (USD LIBOR + 1.950%) due 06/15/39 § ~	2,590,000	2,540,912
LL ABS Trust 3.790% due 01/17/28 ~	1,900,000	1,899,532
LP LMS Asset Securitization Trust
1.750% due 01/15/29 ~	2,483,190	2,450,340
3.228% due 10/15/28	1,382,297	1,388,891
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	2,500,000	2,488,496
Mercury Financial Credit Card Master Trust 1.540% due 03/20/26 ~	1,125,000	1,092,125
MVW LLC 1.140% due 01/22/41 ~	1,139,534	1,081,129

	Principal Amount	Value
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~	$1,618,731	$1,535,651
3.104% due 07/25/26 ~	3,818,909	3,616,517
3.228% due 05/25/26 ~	1,854,560	1,753,843
3.844% due 12/25/25 ~	1,433,001	1,396,531
Octane Receivables Trust 2.890% due 03/20/26 ~	2,600,000	2,560,029
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	641,689
Oportun Funding LLC 2.200% due 05/15/24 ~	30,508	30,510
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	2,324,792	2,293,156
PRET LLC 2.487% due 10/25/51 § ~	4,206,306	4,116,190
Pretium Mortgage Credit Partners I LLC 2.240% due 09/27/60 § ~	2,375,325	2,293,914
Progress Residential Trust
2.106% due 04/17/38 ~	3,250,000	2,859,331
2.409% due 05/17/38 ~	1,570,000	1,416,846
2.425% due 07/17/38 ~	2,530,000	2,248,047
2.538% due 05/17/26 ~	1,650,000	1,478,568
2.547% due 04/19/38 ~	2,550,000	2,317,051
2.811% due 11/17/40 ~	1,000,000	873,805
Regional Management Issuance Trust
1.680% due 03/17/31 ~	1,217,000	1,151,482
2.420% due 03/17/31 ~	895,000	838,187
3.800% due 10/15/30 ~	2,000,000	1,937,547
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,318,004
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	1,919,390
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	945,761	901,105
Tricolor Auto Securitization Trust 1.920% due 05/15/26 ~	815,000	795,934
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	850,000	826,163
Upstart Securitization Trust 0.870% due 03/20/31 ~	1,005,008	995,976
VCAT LLC 2.289% due 12/26/50 § ~	2,523,430	2,461,901
VOLT XCII LLC 1.893% due 02/27/51 § ~	729,212	708,611
VOLT XCIII LLC 1.893% due 02/27/51 § ~	2,563,441	2,491,383
VOLT XCIV LLC 2.240% due 02/27/51 § ~	1,806,599	1,742,055
VOLT XCIX LLC 2.116% due 04/25/51 § ~	1,212,018	1,163,047
VOLT XCVI LLC 2.116% due 03/27/51 § ~	1,482,224	1,446,861
VOLT XCVII LLC 2.240% due 04/25/51 § ~	1,476,470	1,432,226

Total Asset-Backed Securities (Cost $136,919,866)		130,954,113

U.S. TREASURY OBLIGATIONS - 28.8%
U.S. Treasury Bonds - 8.9%
1.125% due 08/15/40	6,945,000	5,449,926
1.250% due 05/15/50	127,000	94,883
1.375% due 08/15/50	11,770,000	9,072,095
1.625% due 11/15/50	6,885,000	5,650,541
1.875% due 02/15/41	14,025,000	12,498,960
1.875% due 02/15/51	8,153,800	7,134,893
1.875% due 11/15/51	8,070,000	7,081,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
2.000% due 11/15/41	$5,200,000	$4,706,813
2.000% due 08/15/51	6,815,000	6,150,537
2.250% due 05/15/41	13,162,000	12,436,033
2.250% due 08/15/46	950,000	889,512
2.250% due 02/15/52	4,730,000	4,537,844
2.375% due 02/15/42	4,790,000	4,621,602
2.375% due 05/15/51	260,000	255,089
2.875% due 08/15/45	4,210,000	4,392,707
3.125% due 02/15/43	368,000	396,441
3.875% due 08/15/40	2,000,000	2,390,625
4.250% due 05/15/39	2,000,000	2,506,563

		90,266,489

U.S. Treasury Notes - 19.9%
0.125% due 10/15/23	38,070,000	36,904,850
0.250% due 09/30/25	54,590,000	50,437,108
0.375% due 01/31/26	115,000	105,977
0.375% due 09/30/27	27,065,000	24,168,199
0.500% due 02/28/26	16,440,000	15,202,184
0.875% due 06/30/26	600,000	560,496
1.250% due 03/31/28	5,485,000	5,117,227
1.375% due 11/15/31	1,200,300	1,101,650
1.500% due 02/15/30	1,075,000	1,008,064
1.625% due 05/15/31	565,000	532,093
1.750% due 07/31/24	40,250,000	39,628,955
1.875% due 02/28/27	20,000,000	19,467,188
1.875% due 02/28/29	7,300,000	7,048,492
2.500% due 02/28/26	270,000	269,668

		201,552,151

Total U.S. Treasury Obligations (Cost $309,613,443)		291,818,640

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Chile Government (Chile) 2.550% due 01/27/32	272,000	256,257
Mexico Government (Mexico)
2.659% due 05/24/31	596,000	544,267
3.500% due 02/12/34	868,000	808,967
3.750% due 01/11/28	730,000	743,998
4.125% due 01/21/26	530,000	557,523
4.400% due 02/12/52	475,000	437,283
4.600% due 01/23/46	480,000	461,856
Panama Government (Panama)
3.160% due 01/23/30	480,000	470,798
4.500% due 04/16/50	415,000	410,912

	Principal Amount	Value
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	$338,000	$311,721

Total Foreign Government Bonds & Notes (Cost $5,458,212)		5,003,582

MUNICIPAL BONDS - 0.2%
California State Build America Bonds 7.350% due 11/01/39	1,000,000	1,416,768
University of California 3.706% due 05/15/20	675,000	570,907

Total Municipal Bonds (Cost $2,279,750)		1,987,675

SHORT-TERM INVESTMENTS - 5.1%
Mortgage-Backed Securities - 0.8%
MRA Issuance Trust
1.842% (USD LIBOR + 1.750%) due 02/15/23 §	4,100,000	4,097,138
2.856% (USD LIBOR + 2.750%) due 02/15/23 §	4,100,000	4,112,394

		8,209,532

Repurchase Agreement - 4.3%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $43,465,372; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $44,334,686)	43,465,372	43,465,372

Total Short-Term Investments (Cost $51,665,372)		51,674,904

TOTAL INVESTMENTS - 102.9% (Cost $1,109,510,864)		1,041,561,136

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(29,330,496)

NET ASSETS - 100.0%		$1,012,230,640

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$282,702,186	$-	$282,702,186	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	46,134,644	-	43,615,894	2,518,750
	Collateralized Mortgage Obligations - Residential	72,789,784	-	72,789,784	-
	Fannie Mae	101,935,845	-	101,935,845	-
	Freddie Mac	3,827,304	-	3,827,304	-
	Government National Mortgage Association	52,732,459	-	52,732,459	-

	Total Mortgage-Backed Securities	277,420,036	-	274,901,286	2,518,750

	Asset-Backed Securities	130,954,113	-	128,954,113	2,000,000
	U.S. Treasury Obligations	291,818,640	-	291,818,640	-
	Foreign Government Bonds & Notes	5,003,582	-	5,003,582	-
	Municipal Bonds	1,987,675	-	1,987,675	-
	Short-Term Investments	51,674,904	-	51,674,904	-

	Total	$1,041,561,136	$-	$1,037,042,386	$4,518,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.3%
Communications - 1.3%
AT&T Mobility II LLC Series A 7.000% * ±	1,148,058	$29,907,795

Total Preferred Stocks (Cost $31,052,577)		29,907,795

COMMON STOCKS - 0.0%
Financial - 0.0%
CBL & Associates Properties, Inc. REIT *	9,021	296,701

Total Common Stocks (Cost $125,423)		296,701

	Principal Amount
CORPORATE BONDS & NOTES - 41.8%
Basic Materials - 0.4%
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	$5,400,000	5,053,273
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,460,980

		9,514,253

Communications - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.850% due 04/01/61	7,500,000	6,053,277
Level 3 Financing, Inc. 3.400% due 03/01/27 ~	2,000,000	1,889,080
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	2,600,000	2,425,722
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	804,688
Sprint Corp. 7.875% due 09/15/23	1,200,000	1,276,494
T-Mobile USA, Inc.
2.550% due 02/15/31	8,400,000	7,630,403
3.875% due 04/15/30	3,100,000	3,116,313
Walt Disney Co. 2.650% due 01/13/31	5,100,000	4,876,934

		28,072,911

Consumer, Cyclical - 5.0%
Air Canada Pass-Through Trust (Canada) 3.750% due 06/15/29 ~	1,616,522	1,589,080
Alaska Airlines Pass-Through Trust 4.800% due 02/15/29 ~	5,735,714	5,877,491
American Airlines Pass-Through Trust A
3.250% due 04/15/30	2,314,992	2,078,729
4.000% due 01/15/27	2,226,891	2,070,749
American Airlines Pass-Through Trust AA 3.000% due 04/15/30	3,550,421	3,307,744
Daimler Finance North America LLC (Germany) 3.700% due 05/04/23 ~	6,200,000	6,278,948
Daimler Trucks Finance North America LLC
0.765% (SOFR + 0.500%) due 06/14/23 § ~	7,000,000	6,980,137
1.015% (SOFR + 0.750%) due 12/13/24 § ~	6,650,000	6,598,994
Ford Motor Credit Co. LLC
2.748% due 06/14/24	GBP 3,400,000	4,332,805
3.021% due 03/06/24	EUR 5,400,000	6,051,939
3.375% due 11/13/25	$7,100,000	6,947,563

	Principal Amount	Value
Hyatt Hotels Corp. 1.800% due 10/01/24	$7,200,000	$6,933,950
Hyundai Capital America
1.650% due 09/17/26 ~	7,200,000	6,573,689
2.100% due 09/15/28 ~	7,200,000	6,359,761
JetBlue Pass-Through Trust A 4.000% due 05/15/34	8,224,155	8,244,412
Marriott International, Inc. 2.125% due 10/03/22	6,300,000	6,303,779
Newell Brands, Inc. 4.100% due 04/01/23	1,121,000	1,133,261
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/22 ~	600,000	600,091
2.650% due 07/13/22 ~	3,000,000	3,005,584
2.750% due 03/09/28 ~	5,900,000	5,328,558
3.875% due 09/21/23 ~	3,400,000	3,421,080
Panasonic Corp. (Japan) 2.536% due 07/19/22 ~	3,500,000	3,505,111
Starbucks Corp. 2.550% due 11/15/30	9,700,000	9,048,031
Toyota Tsusho Corp. (Japan) 3.625% due 09/13/23 ~	900,000	911,743
Volkswagen Group of America Finance LLC (Germany) 4.625% due 11/13/25 ~	1,000,000	1,037,472
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	EUR 1,300,000	1,448,762

		115,969,463

Consumer, Non-Cyclical - 4.1%
AbbVie, Inc. 3.200% due 11/06/22	$4,400,000	4,432,816
Amgen, Inc. 2.600% due 08/19/26	8,100,000	7,996,140
Anthem, Inc.
2.375% due 01/15/25	3,400,000	3,355,581
2.550% due 03/15/31	7,300,000	6,828,127
Bacardi Ltd. (Bermuda) 4.450% due 05/15/25 ~	6,700,000	6,864,052
Bayer US Finance II LLC (Germany)
1.836% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	703,463
4.375% due 12/15/28 ~	7,400,000	7,575,202
Block Financial LLC 3.875% due 08/15/30	6,600,000	6,493,120
Constellation Brands, Inc. 3.700% due 12/06/26	4,400,000	4,444,931
CVS Health Corp. 2.125% due 09/15/31	7,000,000	6,264,724
CVS Pass-Through Trust 6.943% due 01/10/30	160,525	179,698
Danone SA (France) 2.589% due 11/02/23 ~	2,300,000	2,298,485
Duke University 2.682% due 10/01/44	9,600,000	8,541,094
General Mills, Inc. 1.249% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,012,443
HCA, Inc.
4.750% due 05/01/23	100,000	102,557
5.000% due 03/15/24	5,600,000	5,807,585
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	9,000,000	8,923,392
3.875% due 07/26/29 ~	3,300,000	3,241,351
Mylan, Inc. 4.200% due 11/29/23	1,500,000	1,525,292
Takeda Pharmaceutical Co. Ltd. (Japan) 2.050% due 03/31/30	$2,600,000	2,350,154
Zoetis, Inc. 2.000% due 05/15/30	7,000,000	6,285,838

		95,226,045

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Energy - 0.9%
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	$1,500,000	$1,596,783
Chevron Corp. 2.236% due 05/11/30	4,000,000	3,787,961
Energy Transfer LP 4.250% due 03/15/23	2,700,000	2,730,439
Midwest Connector Capital Co. LLC 3.900% due 04/01/24 ~	4,100,000	4,114,863
MPLX LP 3.500% due 12/01/22	1,400,000	1,411,557
Odebrecht Drilling Norbe VIII Ltd. (Brazil) 7.350% PIK due 12/01/26 ~	2,186,821	1,230,109
Odebrecht Oil & Gas Finance Ltd. (Brazil) 0.000% due 05/02/22 ~	1,012,000	8,855
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~890,353		933,896
9.750% due 01/06/27 ~	3,687,850	4,072,843

		19,887,306

Financial - 19.3%
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,531,825
American Campus Communities Operating Partnership LP REIT 2.850% due 02/01/30	5,000,000	4,693,981
American Tower Corp. REIT
3.000% due 06/15/23	900,000	903,244
3.375% due 05/15/24	9,500,000	9,535,245
Aviation Capital Group LLC 4.125% due 08/01/25 ~	6,620,000	6,574,861
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23	2,100,000	2,041,353
1.125% due 09/18/25	3,400,000	3,136,045
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/22 * Y ~	EUR 1,000,000	193,594
4.750% due 01/15/23 * Y ~	5,600,000	1,084,125
Bank of America Corp.
0.513% (EUR LIBOR + 1.000%) due 09/22/26 § ~	6,000,000	6,675,326
1.259% (USD LIBOR + 1.000%) due 04/24/23 §	$4,900,000	4,901,328
1.530% due 12/06/25	7,000,000	6,699,053
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	7,400,000	7,497,884
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	1,659,000	1,701,039
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR 900,000	1,038,921
7.750% due 09/15/23	$3,000,000	3,117,105
BNP Paribas SA (France)
1.904% due 09/30/28 ~	9,000,000	8,071,154
4.625% (UST + 3.340%) due 02/25/31 § ~	1,500,000	1,342,515
Boston Properties LP REIT
2.450% due 10/01/33	7,000,000	6,082,128
3.250% due 01/30/31	3,200,000	3,099,900
BPCE SA (France) 4.000% due 09/12/23 ~	4,850,000	4,920,257
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,272,060
Citigroup, Inc.
2.572% due 06/03/31	8,100,000	7,435,066
3.070% due 02/24/28	6,200,000	6,045,409
3.290% due 03/17/26	6,500,000	6,482,652
Commonwealth Bank of Australia (Australia) 2.552% due 03/14/27 ~	6,500,000	6,311,362

	Principal Amount	Value
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	$3,200,000	$3,288,992
Credit Suisse Group AG (Switzerland)
2.043% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,238,434
3.869% due 01/12/29 ~	9,100,000	8,892,746
7.125% due 07/29/22 ~	500,000	501,875
Crown Castle International Corp. REIT 3.700% due 06/15/26	2,277,000	2,294,517
CubeSmart LP REIT 2.500% due 02/15/32	7,000,000	6,275,091
Deutsche Bank AG (Germany)
1.649% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,816,821
2.625% due 12/16/24 ~	GBP 5,000,000	6,470,893
3.300% due 11/16/22	$9,400,000	9,466,207
3.961% due 11/26/25	13,500,000	13,501,969
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	4,484,694
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,223,589
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,210,942
GA Global Funding Trust 1.250% due 12/08/23 ~	7,000,000	6,762,091
GLP Capital LP/GLP Financing II, Inc. REIT 4.000% due 01/15/30	1,800,000	1,750,356
Goldman Sachs Group, Inc. 1.217% due 12/06/23	7,000,000	6,834,573
Host Hotels & Resorts LP REIT
3.875% due 04/01/24	700,000	706,069
4.000% due 06/15/25	1,350,000	1,363,641
ING Groep NV (Netherlands) 1.400% due 07/01/26 ~	8,200,000	7,594,933
Intercontinental Exchange, Inc. 2.100% due 06/15/30	7,100,000	6,474,206
Intesa Sanpaolo SpA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,233,953
JPMorgan Chase & Co.
1.578% due 04/22/27	7,000,000	6,526,662
2.182% due 06/01/28	9,600,000	9,018,035
Jyske Realkredit AS (Denmark) 1.500% due 10/01/53	DKK 2,589,220	347,483
Kilroy Realty LP REIT
3.450% due 12/15/24	$2,200,000	2,201,755
4.375% due 10/01/25	2,600,000	2,672,313
Life Storage LP REIT
2.400% due 10/15/31	7,000,000	6,180,817
3.875% due 12/15/27	2,600,000	2,634,547
Lloyds Banking Group PLC (United Kingdom)
3.500% due 04/01/26 ~	EUR 3,300,000	3,866,902
4.450% due 05/08/25	$4,500,000	4,615,325
4.947% due 06/27/25 ~	EUR 300,000	343,449
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	$500,000	511,741
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,103,768
Mitsubishi UFJ Financial Group, Inc. (Japan) 1.412% due 07/17/25	10,600,000	9,942,105
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	8,700,000	7,738,619
2.555% due 09/13/25	3,100,000	3,038,920
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	1,661,497
National Retail Properties, Inc. REIT 3.500% due 10/15/27	$5,600,000	5,584,987
Natwest Group PLC (United Kingdom) 2.000% (EUR LIBOR + 1.737%) due 03/04/25 § ~	EUR 4,600,000	5,174,866

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Nomura Holdings, Inc. (Japan) 2.679% due 07/16/30	$6,700,000	$6,099,382
Nykredit Realkredit AS (Denmark) 1.500% due 10/01/53 ~	DKK 43,270,847	5,748,209
Omega Healthcare Investors, Inc. REIT
4.375% due 08/01/23	$453,000	460,203
4.750% due 01/15/28	590,000	600,980
Public Storage REIT 3.094% due 09/15/27	1,900,000	1,902,876
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,624,250
Santander Holdings USA, Inc. 2.490% due 01/06/28	6,500,000	6,074,233
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	7,300,000	7,340,863
Service Properties Trust REIT 4.950% due 10/01/29	7,200,000	6,277,752
Simon Property Group LP REIT 2.750% due 06/01/23	5,000,000	5,012,989
SL Green Realty Corp. REIT 4.500% due 12/01/22	2,400,000	2,414,720
Societe Generale SA (France) 4.250% due 09/14/23 ~	7,700,000	7,805,913
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	7,937,717
Standard Chartered PLC (United Kingdom)
1.136% (SOFR + 0.930%) due 11/23/25 § ~	7,000,000	6,923,606
1.456% (UST + 1.000%) due 01/14/27 § ~	7,300,000	6,647,212
STORE Capital Corp. REIT 4.500% due 03/15/28	7,600,000	7,808,443
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.902% due 09/17/28	8,500,000	7,624,629
Synchrony Financial 5.150% due 03/19/29	4,700,000	4,931,393
Tesco Property Finance 4 PLC (United Kingdom)
5.661% due 10/13/41 ~	97,161	150,545
5.801% due 10/13/40 ~	GBP 189,738	296,040
UBS Group AG (Switzerland) 4.125% due 04/15/26 ~	$7,100,000	7,237,757
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	11,800,000	12,545,698
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	670,146
Wells Fargo & Co.
2.393% due 06/02/28	$3,100,000	2,934,895
3.550% due 09/29/25	9,200,000	9,326,947

		442,335,213

Industrial - 3.5%
AP Moller - Maersk AS (Denmark) 4.500% due 06/20/29 ~	8,600,000	9,097,187
Arrow Electronics, Inc. 3.250% due 09/08/24	2,800,000	2,807,218
Boeing Co. 1.433% due 02/04/24	7,500,000	7,258,482
Flex Ltd. 4.875% due 05/12/30	9,500,000	9,941,875
Fortune Brands Home & Security, Inc. 3.250% due 09/15/29	8,200,000	7,901,574
GATX Corp. 4.000% due 06/30/30	9,700,000	9,848,335
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	4,159,000	4,474,834

	Principal Amount	Value
Kansas City Southern 3.125% due 06/01/26	$9,800,000	$9,765,773
Komatsu Finance America, Inc. 2.437% due 09/11/22 ~	5,660,000	5,662,349
Penske Truck Leasing Co. Lp/PTL Finance Corp. 4.875% due 07/11/22 ~	3,000,000	3,026,746
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	3,800,000	3,805,755
4.125% due 07/15/23 ~	1,800,000	1,805,971
Spirit AeroSystems, Inc. 3.950% due 06/15/23	5,000,000	4,958,050

		80,354,149

Technology - 2.7%
Amdocs Ltd. 2.538% due 06/15/30	6,100,000	5,547,654
Broadcom, Inc.
2.600% due 02/15/33 ~	7,700,000	6,697,790
3.137% due 11/15/35 ~	7,388,000	6,524,241
3.187% due 11/15/36 ~	2,900,000	2,523,538
3.469% due 04/15/34 ~	3,639,000	3,377,798
CGI, Inc. (Canada) 1.450% due 09/14/26 ~	7,000,000	6,441,119
Dell International LLC/EMC Corp.
5.850% due 07/15/25	9,200,000	9,827,626
6.100% due 07/15/27	2,400,000	2,642,104
Micron Technology, Inc. 4.975% due 02/06/26	4,000,000	4,194,400
NetApp, Inc. 3.250% due 12/15/22	2,400,000	2,407,768
NXP BV/NXP Funding LLC (China)
4.875% due 03/01/24 ~	5,900,000	6,065,105
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
3.875% due 06/18/26 ~	4,000,000	4,018,147
Seagate HDD Cayman 4.091% due 06/01/29	1,000,000	972,135

		61,239,425

Utilities - 4.7%
Alabama Power Co. 1.450% due 09/15/30	3,900,000	3,386,969
CenterPoint Energy Resources Corp. 1.004% (USD LIBOR + 0.500%) due 03/02/23 §	4,198,000	4,185,947
DTE Electric Co. 4.050% due 05/15/48	100,000	105,879
Enel Finance International NV (Italy) 2.250% due 07/12/31 ~	7,500,000	6,654,474
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,618,452
Entergy Corp. 4.000% due 07/15/22	1,900,000	1,905,165
Evergy, Inc. 2.450% due 09/15/24	8,800,000	8,641,759
New York State Electric & Gas Corp. 2.150% due 10/01/31 ~	7,200,000	6,399,780
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/30	9,600,000	8,800,066
Oncor Electric Delivery Co. LLC 7.000% due 09/01/22	2,400,000	2,452,679
Pacific Gas and Electric Co.
1.367% due 03/10/23	7,300,000	7,175,132
1.700% due 11/15/23	7,000,000	6,827,355
3.300% due 12/01/27	400,000	378,025
3.400% due 08/15/24	5,300,000	5,255,185
3.500% due 06/15/25	2,400,000	2,344,502
4.250% due 08/01/23	2,600,000	2,626,533
Pennsylvania Electric Co. 3.600% due 06/01/29 ~	4,300,000	4,274,495

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Public Service Co. of Colorado 1.900% due 01/15/31	$6,300,000	$5,617,258
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India) 4.500% due 07/14/28 ~	5,900,000	5,359,289
SGSP Australia Assets Pty Ltd. (Australia) 3.300% due 04/09/23 ~	1,200,000	1,207,248
Southern California Edison Co. 2.500% due 06/01/31	7,000,000	6,379,816
Southern Co. 3.250% due 07/01/26	5,700,000	5,708,704
WEC Energy Group, Inc. 1.800% due 10/15/30	8,400,000	7,291,989

		107,596,701

Total Corporate Bonds & Notes (Cost $1,005,317,909)		960,195,466

SENIOR LOAN NOTES - 0.2%
Communications - 0.0%
Audacy Capital Corp. Term B2 2.709% (USD LIBOR + 2.500%) due 11/18/24 §	701,533	691,156

Industrial - 0.2%
Cornerstone Building Brands, Inc. Term B 3.750% (USD LIBOR + 3.250%) due 04/12/28 §	3,851,100	3,737,974

Total Senior Loan Notes (Cost $4,538,200)		4,429,130

MORTGAGE-BACKED SECURITIES - 42.3%
Collateralized Mortgage Obligations - Commercial - 5.9%
1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	9,643,094
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	4,676,952
Ashford Hospitality Trust 1.397% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	7,341,947
Atrium Hotel Portfolio Trust 1.347% (USD LIBOR + 0.950%) due 06/15/35 § ~	6,500,000	6,413,913
BAMLL Commercial Mortgage Securities Trust 1.447% (USD LIBOR + 1.050%) due 09/15/38 § ~	7,000,000	6,880,072
Benchmark Mortgage Trust 3.458% due 03/15/55	6,500,000	6,574,937
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,191,800	5,174,174
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	7,237,565	7,221,793
3.778% due 09/10/58	5,900,000	5,978,341
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	8,723,789
DOLP Trust 2.956% due 05/10/41 ~	7,000,000	6,607,179
Extended Stay America Trust 1.477% (USD LIBOR + 1.080%) due 07/15/38 § ~	6,957,182	6,883,585
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.194% due 08/25/22 §	18,916,017	47,110
GS Mortgage Securities Trust 3.602% due 10/10/49 § ~	7,000,000	6,536,636

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% (USD LIBOR + 1.450%) due 12/15/31 § ~	$5,461,346	$5,412,972
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	8,600,000	7,960,796
MF1 Multifamily Housing Mortgage Loan Trust 1.293% (SOFR + 0.964%) due 07/15/36 § ~	5,952,824	5,838,214
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	3,563,073	3,580,168
Morgan Stanley Capital I Trust 2.428% due 04/05/42 § ~	4,900,000	4,541,105
NYO Commercial Mortgage Trust 1.492% (USD LIBOR + 1.095%) due 11/15/38 § ~	7,000,000	6,885,467
STWD Mortgage Trust 1.255% (USD LIBOR + 0.858%) due 11/15/36 § ~	7,100,000	6,969,312
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	4,904,183

		134,795,739

Collateralized Mortgage Obligations - Residential - 9.5%
Alternative Loan Trust
0.797% (USD LIBOR + 0.340%) due 07/25/46 §	2,489	2,500
1.077% (USD LIBOR + 0.620%) due 10/25/35 §	14,607	14,342
Alternative Loan Trust (IO) 4.543% (5.000% - USD LIBOR) due 05/25/35 §	868,874	81,816
Angel Oak Mortgage Trust 3.628% due 03/25/49 § ~	471,331	471,521
Banc of America Funding Trust
0.607% due 08/25/47 § ~	3,601,171	3,324,918
2.606% due 02/20/36 §	307,715	306,740
Banc of America Mortgage Trust 6.000% due 05/25/37	2,095,503	1,889,515
BCAP LLC Trust
4.792% due 03/26/37 § ~	185,546	187,571
5.250% due 02/26/36 § ~	992,096	571,927
Bear Stearns Adjustable Rate Mortgage Trust 2.594% due 08/25/33 §	535,028	534,185
Bear Stearns ALT-A Trust 2.591% due 01/25/36 §	1,169,309	1,163,266
Bear Stearns Structured Products, Inc. Trust
2.340% due 12/26/46 §	446,839	393,617
2.728% due 01/26/36 §	527,731	445,778
CHL Mortgage Pass-Through Trust
1.097% (USD LIBOR + 0.640%) due 03/25/35 §	449,136	433,904
2.683% due 05/20/34 §	360,052	364,540
3.095% due 08/25/34 §	8,299	8,401
6.500% due 10/25/37	819,401	502,956
Citigroup Mortgage Loan Trust
2.821% due 08/25/35 §	81,950	68,890
3.059% due 08/25/36 §	496,980	469,104
Credit Suisse First Boston Mortgage Securities Corp. 0.420% due 03/25/32 § ~	88,599	84,749
DSLA Mortgage Loan Trust 2.495% due 07/19/44 §	319,191	310,877
Fannie Mae
0.247% (USD LIBOR + 0.060%) due 07/25/37 §	61,710	60,390

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
0.868% (USD LIBOR + 0.400%) due 04/18/28 §	$20,215	$20,261
0.918% (USD LIBOR + 0.450%) due 10/18/30 §	188	189
5.365% due 10/25/42 §	381,149	407,059
Fannie Mae (IO) 6.243% (6.700% - USD LIBOR) due 10/25/35 §	1,884	256
Finsbury Square PLC (United Kingdom) 1.577% (SONIA + 1.300%) due 06/16/70 § ~	GBP 4,185,004	5,526,046
First Horizon Alternative Mortgage Securities Trust
2.134% due 06/25/34 §	$1,473,856	1,486,480
2.771% due 03/25/35 §	395,429	282,122
Freddie Mac
0.456% (USD LIBOR + 0.350%) due 08/15/40 - 10/15/40 §	5,943,634	5,938,585
0.747% (USD LIBOR + 0.350%) due 12/15/29 §	5,386	5,384
7.500% due 01/15/23 - 09/20/26	59,997	62,747
Freddie Mac Structured Pass-Through Certificates
1.341% (US FED + 1.200%) due 10/25/44 §	591,645	603,373
1.541% (US FED + 1.400%) due 07/25/44 §	2,895,904	2,976,313
Government National Mortgage Association
0.606% (USD LIBOR + 0.500%) due 04/20/64 §	2,801,553	2,795,585
0.656% (USD LIBOR + 0.550%) due 05/20/65 §	1,104,435	1,103,023
0.706% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 § 6,989,448		6,989,356
0.856% (USD LIBOR + 0.750%) due 01/20/66 §	4,890,071	4,907,605
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	5,415,129	5,395,006
Great Hall Mortgages No 1 PLC (United Kingdom) 1.078% (USD LIBOR + 0.130%) due 06/18/39 § ~	2,449,389	2,410,860
GreenPoint Mortgage Funding Trust 0.997% (USD LIBOR + 0.540%) due 11/25/45 §	31,710	28,942
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/52 § ~	6,966,870	6,450,984
HarborView Mortgage Loan Trust 0.617% (USD LIBOR + 0.320%) due 05/25/38 §	772,034	687,932
Hawksmoor Mortgages (United Kingdom) 1.240% (SONIA + 1.050%) due 05/25/53 § ~	GBP 22,852,497	30,074,300
Impac CMB Trust 0.997% (USD LIBOR + 0.270%) due 05/25/35 §	$31,321	30,411
IndyMac ARM Trust 1.544% due 01/25/32 §	7,224	7,215
JP Morgan Alternative Loan Trust
0.817% (USD LIBOR + 0.360%) due 05/25/36 §	2,089,355	1,966,757
6.000% due 12/27/36 ~	959,659	628,094
JP Morgan Mortgage Trust
0.757% (USD LIBOR + 0.300%) due 10/25/35 §	1,269,772	1,031,326
3.257% due 12/26/37 § ~	3,702,263	3,406,298
Legacy Mortgage Asset Trust 2.882% due 10/25/59 § ~	6,317,165	6,323,210

	Principal Amount	Value
Lehman Mortgage Trust 5.750% due 02/25/37	$5,518,567	$4,871,486
MASTR Adjustable Rate Mortgages Trust 2.623% due 04/21/34 §	9,373	9,453
MASTR Alternative Loan Trust 0.857% (USD LIBOR + 0.400%) due 03/25/36 §	691,807	66,610
Merrill Lynch Mortgage Investors Trust 3.038% due 06/25/35 §	17,790	17,955
Metlife Securitization Trust 3.750% due 03/25/57 § ~	5,438,242	5,460,599
New Residential Mortgage Loan Trust
3.000% due 03/25/52 § ~	6,964,193	6,637,474
3.500% due 12/25/57 § ~	4,967,333	4,981,977
OBX Trust 1.107% (USD LIBOR + 0.650%) due 06/25/57 § ~	5,011,260	4,956,426
PHH Alternative Mortgage Trust 0.777% (USD LIBOR + 0.320%) due 02/25/37 §	7,782,405	6,007,191
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	635,164	302,149
Reperforming Loan REMIC Trust 0.797% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,143,413	1,117,397
Residential Asset Securitization Trust (IO) 4.493% (4.950% - USD LIBOR) due 11/25/35 §	1,857,172	266,244
Resloc UK PLC (United Kingdom) 0.194% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,040,980	2,164,881
RFMSI Trust 3.023% due 09/25/35 §	$383,027	275,672
Ripon Mortgages PLC (United Kingdom) 1.186% (SONIA + 0.700%) due 08/28/56 § ~	GBP 10,100,000	13,220,760
Sequoia Mortgage Trust 1.149% (USD LIBOR + 0.700%) due 07/20/33 §	$398,151	394,069
Structured Adjustable Rate Mortgage Loan Trust 2.945% due 01/25/35 §	67,936	68,651
Structured Asset Mortgage Investments II Trust
0.877% (USD LIBOR + 0.420%) due 05/25/36 §	427,204	411,486
0.917% (USD LIBOR + 0.460%) due 02/25/36 §	1,012,500	966,853
0.949% (USD LIBOR + 0.500%) due 07/19/35 §	81,190	78,284
1.017% (USD LIBOR + 0.560%) due 02/25/36 §	615,705	587,781
Structured Asset Mortgage Investments Trust 1.109% (USD LIBOR + 0.660%) due 09/19/32 §	21,772	21,567
Structured Asset Securities Corp. Trust 5.750% due 04/25/35	2,438,348	1,827,658
Suntrust Alternative Loan Trust (IO) 4.643% (5.100% - USD LIBOR) due 12/25/35 §	2,594,906	195,064
Towd Point Mortgage Funding (United Kingdom) 0.992% (SONIA + 0.900%) due 07/20/45 § ~	GBP 22,897,014	30,095,979
Towd Point Mortgage Funding PLC (United Kingdom) 1.236% (GBP LIBOR + 1.443%) due 10/20/51 §	11,038,974	14,538,728
UWM Mortgage Trust
2.500% due 11/25/51 § ~	$6,824,189	6,327,704
2.500% due 12/25/51 § ~	6,852,978	6,362,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Wachovia Mortgage Loan Trust LLC Trust 2.253% due 05/20/36 §	$430,622	$435,646
WaMu Mortgage Pass-Through Certificates Trust
0.997% (USD LIBOR + 0.540%) due 12/25/45 §	21,728	21,873
1.037% (USD LIBOR + 0.580%) due 10/25/45 §	22,197	21,970
2.820% due 01/25/36 §	376,225	383,481
Washington Mutual Mortgage Pass-Through Certificates Trust
0.971% (US FED + 0.830%) due 11/25/46 §	1,022,245	972,125
6.000% due 07/25/36	1,355,860	1,234,641
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.393% (4.850% - USD LIBOR) due 11/25/35 §	7,692,742	687,129
4.493% (4.950% - USD LIBOR) due 11/25/35 §	2,122,032	249,712
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 1.975% due 02/25/33 §	2,840	2,835

		219,479,668

Fannie Mae - 25.9%
due 12/16/36 #	1,000,000	1,030,258
due 05/13/51 #	136,200,000	132,951,605
due 05/12/52 #	77,700,000	77,601,987
due 06/13/52 #	8,900,000	8,458,260
due 06/13/52 #	48,700,000	48,520,623
due 06/13/52 #	285,000,000	277,800,470
1.304% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	453,909	463,534
1.475% (US FED + 1.270%) due 03/01/33 §	100,337	103,092
1.499% (USD LIBOR + 1.254%) due 07/01/35 §	188,679	193,555
1.561% (USD LIBOR + 1.311%) due 12/01/34 §	514,227	527,735
1.641% (USD LIBOR + 1.390%) due 08/01/35 §	123,024	123,496
1.663% (USD LIBOR + 1.413%) due 07/01/33 §	7,906	7,914
1.663% (USD LIBOR + 1.538%) due 01/01/36 §	5,680	5,683
1.668% (USD LIBOR + 1.418%) due 12/01/34 §	2,473	2,475
1.718% (USD LIBOR + 1.373%) due 09/01/35 §	67,891	68,068
1.762% (USD LIBOR + 1.455%) due 04/01/35 §	125,641	125,738
1.813% (USD LIBOR + 1.550%) due 09/01/33 §	10,789	11,148
1.820% (UST + 1.695%) due 02/01/33 §	148,153	147,960
1.855% (USD LIBOR + 1.605%) due 08/01/36 §	18,048	18,105
2.050% (UST + 1.925%) due 02/01/33 §	2,063	2,062
2.090% (USD LIBOR + 1.840%) due 09/01/35 §	16,094	16,106
2.120% (UST + 1.895%) due 03/01/34 §	5,286	5,286
2.150% (UST + 2.025%) due 01/01/34 §	4,369	4,560
2.180% (UST + 2.055%) due 04/01/34 §	44,680	44,826
2.190% (UST + 2.190%) due 12/01/22 §	304	304
2.220% (UST + 2.095%) due 04/01/27 §	1,717	1,723

	Principal Amount	Value
2.224% (UST + 2.087%) due 01/01/23 §	$1,916	$1,921
2.310% due 08/01/22	1,136,782	1,135,862
2.328% (USD LIBOR + 1.702%) due 03/01/33 §	2,694	2,697
2.375% (USD LIBOR + 2.250%) due 06/01/34 §	1,826	1,837
2.423% (UST + 2.360%) due 11/01/34 §	945,837	991,597
2.943% (US FED + 1.255%) due 05/01/36 §	11,401	12,213
3.000% due 04/01/27 - 02/01/52	21,890,374	21,510,249
3.500% due 05/01/33 - 05/01/35	9,498,835	9,702,720
3.633% (US FED + 1.262%) due 05/01/36 §	8,264	8,536
3.667% (US FED + 1.255%) due 05/01/36 §	334,504	364,499
4.000% due 04/01/24 - 02/01/48	3,242,897	3,340,517
4.500% due 06/01/23 - 10/01/42	455,755	476,944
4.956% (US FED + 1.734%) due 09/01/34 §	36,765	39,017
5.000% due 05/01/25 - 02/01/44	1,751,996	1,860,156
5.500% due 05/01/22 - 09/01/41	3,720,759	3,991,075
6.000% due 02/01/24 - 09/01/39	2,124,840	2,311,197
6.500% due 09/01/28 - 09/01/37	270,201	292,109
7.500% due 01/01/33	9,416	10,313
8.000% due 05/01/30	2,024	2,057
8.500% due 07/01/32	313	314

		594,292,403

Freddie Mac - 0.6%
1.595% (USD LIBOR + 1.345%) due 09/01/35 §	88,824	91,522
2.250% (UST + 2.250%) due 07/01/32 §	6,808	6,816
2.262% (UST + 2.137%) due 01/01/28 §	3,694	3,692
2.374% (UST + 2.249%) due 03/01/32 §	15,419	15,479
2.375% (UST + 2.250%) due 05/01/32 §	2,350	2,353
2.414% (UST + 2.249%) due 03/01/32 §	11,436	11,462
2.500% (UST + 2.250%) due 05/01/23 §	136	136
3.500% due 08/01/27 - 06/01/48	7,475,019	7,548,034
4.000% due 11/01/33 - 04/01/48	2,281,611	2,347,903
5.500% due 03/01/23 - 05/01/40	2,582,211	2,837,941
6.000% due 05/01/22 - 04/01/33	870,180	928,465
7.000% due 10/01/37	14,462	16,257

		13,810,060

Government National Mortgage Association - 0.4%
due 04/21/52 #	3,000,000	3,237,305
1.625% (UST + 1.500%) due 07/20/23 - 09/20/32 §	109,443	111,262
1.750% (UST + 1.500%) due 10/20/23 - 12/20/32 §	136,799	138,357
1.875% (UST + 1.500%) due 05/20/22 - 06/20/32 §	229,446	232,808
2.000% (UST + 1.500%) due 01/20/23 - 03/20/33 §	192,212	195,744
2.125% (UST + 2.000%) due 09/20/22 - 07/20/24 §	10,341	10,326
2.500% (UST + 1.500%) due 11/20/24 - 02/20/25 §	7,538	7,571
2.500% (UST + 2.000%) due 11/20/24 - 03/20/29 §	42,019	42,198
4.000% due 03/15/44 - 09/15/49	1,136,494	1,173,504
5.000% due 05/15/33 - 07/20/49	3,069,309	3,262,478

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
6.000% due 06/15/38 - 09/15/38	$6,881	$7,423
7.500% due 07/15/31 - 12/15/31	15,739	17,602
8.000% due 12/15/29 - 08/15/32	135,298	142,081
8.500% due 09/15/29 - 12/15/30	143,888	146,036

		8,724,695

Total Mortgage-Backed Securities (Cost $974,633,381)		971,102,565

ASSET-BACKED SECURITIES - 17.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/40 ~	2,714,427	2,711,554
ABFC Trust 1.282% (USD LIBOR + 0.825%) due 07/25/35 §	5,133,572	5,084,156
Apres Static CLO Ltd. (Cayman) 1.311% (USD LIBOR + 1.070%) due 10/15/28 § ~	4,493,289	4,478,596
Ares XL CLO Ltd. (Cayman) 1.111% (USD LIBOR + 0.870%) due 01/15/29 § ~	6,628,072	6,603,750
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.217% (USD LIBOR + 0.760%) due 02/25/36 §	1,673,619	1,514,725
Asset-Backed Securities Corp. Home Equity Loan Trust 1.477% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	1,976,530
Avoca CLO XVII DAC (Ireland) 0.820% (EUR LIBOR + 0.820%) due 10/15/32 § ~	EUR 6,000,000	6,565,107
Bear Stearns Asset-Backed Securities Trust 2.557% (USD LIBOR + 2.100%) due 03/25/35 §	$207,389	207,704
Benefit Street Partners CLO XVI Ltd. (Cayman) 1.271% (USD LIBOR + 1.030%) due 01/17/32 § ~	7,000,000	6,945,574
Benefit Street Partners CLO XVII Ltd. (Cayman) 1.321% (USD LIBOR + 1.080%) due 07/15/32 § ~	7,000,000	6,947,537
BSPDF Issuer Ltd. (Cayman) 1.597% (USD LIBOR + 1.200%) due 10/15/36 § ~	7,000,000	6,960,030
Catamaran CLO Ltd. (Cayman) 1.359% (USD LIBOR + 1.100%) due 04/22/30 § ~	8,954,068	8,917,947
CIT Mortgage Loan Trust 1.807% (USD LIBOR + 1.350%) due 10/25/37 § ~	1,188,933	1,190,608
Citigroup Mortgage Loan Trust
0.597% (USD LIBOR + 0.140%) due 12/25/36 §	314,194	314,035
0.607% (USD LIBOR + 0.150%) due 12/25/36 §	9,418,251	4,436,107
0.617% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,029,112	1,328,574
CLNC Ltd. (Cayman) 1.415% (SOFR + 1.364%) due 08/20/35 § ~	7,844,722	7,785,965
Countrywide Asset-Backed Certificates
0.597% (USD LIBOR + 0.140%) due 06/25/47 §	5,187,124	4,888,602
0.687% (USD LIBOR + 0.230%) due 10/25/47 §	417,016	412,472
0.797% (USD LIBOR + 0.340%) due 09/25/36 §	4,216,437	4,204,635

	Principal Amount	Value
1.357% (USD LIBOR + 0.900%) due 03/25/47 § ~	$1,458,005	$1,300,534
CVC Cordatus Loan Fund XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR 6,100,000	6,685,878
CWABS Asset-Backed Certificates Trust 0.597% (USD LIBOR + 0.140%) due 03/25/37 §	$2,610,737	2,492,463
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	3,821	3,753
Dryden 52 Euro CLO DAC (Ireland) 0.860% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 5,600,000	6,156,410
Evergreen Credit Card Trust (Canada) 1.900% due 09/15/24 ~	$10,500,000	10,520,666
FBR Securitization Trust 1.222% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	28,085,936
First Franklin Mortgage Loan Trust 0.767% (USD LIBOR + 0.310%) due 10/25/36 §	13,900,000	11,773,538
Flagship Credit Auto Trust 1.490% due 07/15/24 ~	524,419	524,335
GSAA Home Equity Trust 0.797% (USD LIBOR + 0.340%) due 09/25/36 §	8,878,171	2,635,113
Halseypoint Clo 2 Ltd. (Cayman) 1.354% (USD LIBOR + 1.100%) due 07/20/31 § ~	6,800,000	6,781,925
Harvest CLO XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 06/26/30 § ~	EUR 5,741,275	6,302,004
Home Equity Asset Trust 1.237% (USD LIBOR + 0.780%) due 10/25/34 §	$1,635,000	1,620,110
Home Equity Mortgage Loan Asset-Backed Trust 0.777% (USD LIBOR + 0.320%) due 04/25/37 §	4,047,388	3,699,666
HSI Asset Securitization Corp. Trust 0.952% (USD LIBOR + 0.495%) due 02/25/36 §	578,207	564,243
Hyundai Floorplan Master Owner Trust 2.680% due 04/15/24 ~	6,000,000	6,003,015
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	626	618
IXIS Real Estate Capital Trust 0.657% (USD LIBOR + 0.200%) due 01/25/37 §	10,512,512	4,651,239
JP Morgan Mortgage Acquisition Trust 0.892% (USD LIBOR + 0.435%) due 05/25/36 §	10,000,000	9,684,634
LCCM Trust 1.597% (USD LIBOR + 1.200%) due 12/13/38 § ~	8,000,000	7,919,312
LCM XIII LP (Cayman) 1.118% (USD LIBOR + 0.870%) due 07/19/27 § ~	6,247,341	6,217,299
LCM XXIV Ltd. (Cayman) 1.234% (USD LIBOR + 0.980%) due 03/20/30 § ~	750,000	745,406
LCM XXV Ltd. (Cayman) 1.375% (SOFR + 1.100%) due 07/20/30 § ~	7,000,000	6,965,420
Lehman ABS Mortgage Loan Trust 0.547% (USD LIBOR + 0.090%) due 06/25/37 § ~	881,850	680,578
LFT CRE Ltd. (Cayman) 1.567% (USD LIBOR + 1.170%) due 06/15/39 § ~	7,000,000	6,944,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Magnetite XVIII Ltd. (Cayman) 1.386% (USD LIBOR + 0.880%) due 11/15/28 § ~	$6,957,911	$6,911,730
Marble Point CLO X Ltd. (Cayman) 1.281% (USD LIBOR + 1.040%) due 10/15/30 § ~	7,300,000	7,267,845
Mastr Asset-Backed Securities Trust 0.957% (USD LIBOR + 0.500%) due 04/25/36 §	7,724,749	2,684,196
Merrill Lynch Mortgage Investors Trust 1.207% (USD LIBOR + 0.750%) due 09/25/35 §	1,026,241	1,005,854
MKS CLO Ltd. (Cayman) 1.254% (USD LIBOR + 1.000%) due 07/20/30 § ~	5,000,000	5,002,487
Morgan Stanley ABS Capital I, Inc. Trust
0.517% (USD LIBOR + 0.060%) due 05/25/37 §	158,882	145,730
0.637% (USD LIBOR + 0.180%) due 03/25/37 §	2,478,632	1,276,981
0.637% (USD LIBOR + 0.180%) due 05/25/37 §	6,948,393	6,392,418
0.677% (USD LIBOR + 0.220%) due 11/25/36 §	5,849,625	3,414,142
0.707% (USD LIBOR + 0.250%) due 03/25/37 §	4,150,267	2,150,061
Morgan Stanley Capital I, Inc. Trust 0.817% (USD LIBOR + 0.360%) due 03/25/36 §	1,652,690	1,455,377
MP CLO VII Ltd. (Cayman) 1.131% (USD LIBOR + 0.890%) due 10/18/28 § ~	6,891,711	6,857,588
Option One Mortgage Loan Trust
0.597% (USD LIBOR + 0.140%) due 02/25/37 §	4,648,636	3,467,042
0.677% (USD LIBOR + 0.220%) due 02/25/37 §	12,663,814	7,697,207
OZLM VIII Ltd. (Cayman) 1.221% (USD LIBOR + 0.980%) due 10/17/29 § ~	7,948,520	7,920,978
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.282% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,601,540
RAAC Trust 1.107% (USD LIBOR + 0.650%) due 06/25/47 §	1,878,598	1,877,737
RASC Trust 0.617% (USD LIBOR + 0.160%) due 11/25/36 §	28	45
Renaissance Home Equity Loan Trust 1.337% (USD LIBOR + 0.880%) due 08/25/33 §	146,856	143,536
Saranac CLO VI Ltd. (United Kingdom) 1.341% (USD LIBOR + 1.140%) due 08/13/31 § ~	6,800,000	6,777,407
Saxon Asset Securities Trust 1.117% (USD LIBOR + 0.660%) due 10/25/35 §	3,087,446	3,022,794
Securitized Asset-Backed Receivables LLC Trust 1.117% (USD LIBOR + 0.660%) due 08/25/35 §	4,025,751	3,110,573
SLM Student Loan Trust 1.376% (USD LIBOR + 0.550%) due 12/15/25 § ~	826,972	825,598
Sound Point CLO XVI Ltd. (Cayman) 1.238% (USD LIBOR + 0.980%) due 07/25/30 § ~	7,400,000	7,409,912

	Principal Amount	Value
Sound Point CLO XVII Ltd. (Cayman) 1.234% (USD LIBOR + 0.980%) due 10/20/30 § ~	$5,060,000	$5,054,576
Soundview Home Loan Trust 0.567% (USD LIBOR + 0.110%) due 02/25/37 §	1,451,556	491,480
Stratus CLO Ltd. (Cayman) 0.993% (USD LIBOR + 0.900%) due 12/28/29 § ~	7,000,000	6,968,153
Structured Asset Investment Loan Trust 1.077% (USD LIBOR + 0.620%) due 01/25/36 §	5,116,121	4,981,379
Structured Asset Securities Corp. Mortgage Loan Trust
0.727% (USD LIBOR + 0.270%) due 03/25/36 §	1,555,022	1,481,006
0.797% (USD LIBOR + 0.340%) due 12/25/36 §	246,108	242,118
STWD Ltd. (Cayman) 1.499% (SOFR + 1.194%) due 07/15/38 § ~	7,628,135	7,599,423
Terwin Mortgage Trust 0.877% (USD LIBOR + 0.420%) due 04/25/37 § ~	226,311	223,283
THL Credit Wind River CLO Ltd. (Cayman) 1.321% (USD LIBOR + 1.080%) due 04/15/31 § ~	7,000,000	6,950,504
Tikehau CLO DAC (Netherlands) 0.870% (EUR LIBOR + 0.870%) due 08/04/34 § ~	EUR 6,000,000	6,583,713
TRTX Issuer Ltd. (Cayman)
1.315% (SOFR + 1.2640%) due 10/15/34 § ~	$6,324,173	6,254,556
1.700% (SOFR + 1.650%) due 02/15/39 § ~	6,600,000	6,559,032
Venture XXVIII CLO Ltd. (Cayman) 1.244% (USD LIBOR + 0.990%) due 07/20/30 § ~	6,600,000	6,532,496
Voya CLO Ltd. (Cayman) 1.191% (USD LIBOR + 0.950%) due 04/17/30 § ~	7,000,000	6,974,607
Wellfleet CLO Ltd. (Cayman) 1.144% (USD LIBOR + 0.890%) due 04/20/29 § ~	6,217,454	6,217,697

Total Asset-Backed Securities (Cost $389,907,320)		388,965,874

U.S. GOVERNMENT AGENCY ISSUE - 1.5%
Freddie Mac 0.680% due 08/06/25	35,600,000	33,427,437

Total U.S. Government Agency Issue (Cost $35,600,000)		33,427,437

U.S. TREASURY OBLIGATIONS - 14.5%
U.S. Treasury Bonds - 13.0%
1.250% due 05/15/50	5,700,000	4,258,523
1.375% due 11/15/40	25,850,000	21,152,570
1.375% due 08/15/50	6,900,000	5,318,391
1.625% due 11/15/50	35,700,000	29,299,101
1.875% due 02/15/41	4,700,000	4,188,600
2.000% due 02/15/50	2,900,000	2,615,777
2.500% due 02/15/45	1,300,000	1,267,398
2.750% due 08/15/42	26,200,000	26,666,688
2.875% due 05/15/43	5,500,000	5,699,268
2.875% due 08/15/45	30,100,000	31,406,293

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
3.125% due 02/15/42	$8,000,000	$8,643,750
3.125% due 08/15/44	35,400,000	38,315,882
3.375% due 05/15/44	26,300,000	29,561,303
3.625% due 02/15/44	13,500,000	15,715,107
3.750% due 11/15/43	20,900,000	24,740,783
4.250% due 05/15/39	4,900,000	6,141,078
4.375% due 11/15/39	20,700,000	26,337,111
4.500% due 08/15/39	7,700,000	9,947,137
4.625% due 02/15/40	5,500,000	7,212,520

		298,487,280

U.S. Treasury Notes - 1.5%
2.250% due 01/31/24 ‡	6,700,000	6,694,373
2.250% due 08/15/27 ‡	20,000	19,789
2.500% due 05/15/24 ‡	26,900,000	26,962,522

		33,676,684

Total U.S. Treasury Obligations (Cost $337,096,565)		332,163,964

FOREIGN GOVERNMENT BONDS & NOTES - 3.2%
Abu Dhabi Government (United Arab Emirates) 3.125% due 04/16/30 ~	6,200,000	6,347,597
Chile Government (Chile) 3.500% due 01/31/34	7,000,000	6,922,930
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,356,721
Israel Government International (Israel) 3.875% due 07/03/50	5,400,000	5,575,500
Japan Finance Organization for Municipalities (Japan) 3.375% due 09/27/23 ~	3,200,000	3,246,892
Peruvian Government (Peru)
5.940% due 02/12/29 ~	PEN 29,600,000	7,807,395
6.350% due 08/12/28 ~	10,200,000	2,767,956
8.200% due 08/12/26 ~	14,800,000	4,347,190
Province of Ontario Canada (Canada) 3.150% due 06/02/22	CAD 11,300,000	9,073,625
Province of Quebec Canada (Canada) 3.500% due 12/01/22	1,900,000	1,539,834
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	203,753
4.000% due 03/14/29 ~	7,100,000	7,595,992
4.500% due 04/23/28 ~	4,400,000	4,804,360
Romanian Government (Romania) 3.000% due 02/27/27 ~	6,500,000	6,337,097
State of Israel (Israel) 3.800% due 05/13/60 ~	6,200,000	6,207,750

Total Foreign Government Bonds & Notes (Cost $79,594,808)		74,134,592

MUNICIPAL BONDS - 0.0%
City of Chicago IL 7.750% due 01/01/42	952,000	1,047,283

Total Municipal Bonds (Cost $931,998)		1,047,283

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreement - 0.5%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $11,305,268; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $11,531,407)	11,305,268	11,305,268

	Principal Amount	Value
U.S. Treasury Bills - 2.4%
0.056% due 04/07/22 ‡	$5,400,000	$5,399,874
0.122% due 04/14/22 ‡	2,822,000	2,821,861
0.152% due 05/10/22 ‡	2,200,000	2,199,574
0.200% due 04/19/22 ‡	97,000	96,994
0.219% due 04/12/22 ‡	3,196,000	3,195,868
0.236% due 04/26/22 ‡	6,700,000	6,699,413
0.294% due 05/12/22 ‡	1,561,000	1,560,668
0.345% due 06/07/22 ‡	4,000	3,997
0.483% due 06/21/22 ‡	763,000	762,236
0.484% due 06/21/22 ‡	611,000	610,388
0.494% due 06/28/22	7,600,000	7,590,470
0.531% due 06/23/22 ‡	5,400,000	5,394,257
0.611% due 07/19/22 ‡	13,400,000	13,372,817
0.722% due 07/26/22 ‡	4,700,000	4,688,944

		54,397,361

Total Short-Term Investments (Cost $65,704,740)		65,702,629

TOTAL INVESTMENTS - 124.7% (Cost $2,924,502,921)		2,861,373,436

DERIVATIVES - (0.4%)		(9,118,845)

OTHER ASSETS & LIABILITIES, NET - (24.3%)		(557,893,707)

NET ASSETS - 100.0%		$2,294,360,884

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,277,719 or less than 0.1% of the Fund’s net assets were in default as of March 31, 2022.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended March 31, 2022 was $962,222 at a weighted average interest rate of 0.039%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended March 31, 2022 was $2,309,974 at a weighted average interest rate of 0.3371%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(c)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	06/22	917	$107,963,518	$105,168,438	($2,795,080)
U.S. Treasury 10-Year Notes	06/22	1,295	163,673,699	159,123,125	(4,550,574)
U.S. Treasury Ultra Long Bonds	06/22	62	11,411,483	10,981,750	(429,733)

					(7,775,387)

Short Futures Outstanding
Euro-Bobl	04/22	148	19,084,589	19,462,000	(377,411)
Euro-Bund	06/22	971	172,675,053	170,427,577	2,247,476
Euro-Buxl	06/22	66	14,165,813	13,594,925	570,888
U.S. Treasury 2-Year Notes	06/22	600	127,004,664	127,153,126	(148,462)
U.S. Treasury 30-Year Bonds	06/22	245	37,882,772	36,765,312	1,117,460

					3,409,951

Total Futures Contracts					($4,365,436)

(d)	Forward foreign currency contracts outstanding as of March 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	13,576,000	USD	10,190,750	05/22	CIT	$-	($25,432)
BRL	90,616,000	USD	19,126,177	04/22	BNP	-	(93,400)
BRL	90,616,000	USD	15,914,296	04/22	JPM	3,118,482	-
BRL	882,727	USD	178,889	04/22	MSC	6,517	-
BRL	92,396,000	USD	15,882,424	07/22	JPM	3,023,869	-
CAD	13,620,277	USD	10,904,509	04/22	TDB	-	(9,655)
CLP	109,278,390	USD	133,426	06/22	BNP	3,790	-
DKK	9,836,704	USD	1,451,190	04/22	DUB	11,713	-
DKK	33,060,676	USD	4,885,654	04/22	MSC	31,090	-
EUR	2,620,000	USD	2,896,085	05/22	BNP	6,528	-
EUR	1,260,000	USD	1,403,697	05/22	BOA	-	(7,784)
EUR	6,206,000	USD	6,874,307	05/22	BOA	1,119	-
EUR	1,261,000	USD	1,396,784	05/22	HSB	237	-
EUR	1,291,000	USD	1,428,818	05/22	MSC	1,439	-
GBP	9,194,000	USD	12,354,173	05/22	BOA	-	(279,334)
GBP	2,064,000	USD	2,786,729	05/22	BRC	-	(75,997)
GBP	781,000	USD	1,047,109	05/22	JPM	-	(21,391)
GBP	1,294,000	USD	1,686,487	05/22	MSC	12,974	-
GBP	992,000	USD	1,325,340	05/22	SGN	-	(22,508)
JPY	182,200,000	USD	1,585,689	05/22	BRC	-	(87,653)
JPY	3,805,412,114	USD	33,000,435	05/22	HSB	-	(1,712,590)
MXN	265,435,000	USD	12,231,577	04/22	CIT	1,081,056	-
NOK	50,380,000	USD	5,664,253	05/22	HSB	55,819	-
NOK	166,160,000	USD	18,659,859	05/22	JPM	205,707	-
NOK	103,251,921	USD	11,597,041	05/22	UBS	126,033	-
PEN	23,163,368	USD	6,186,516	04/22	CIT	102,376	-
PEN	4,153,684	USD	1,097,456	04/22	SCB	30,019	-
PEN	10,422,717	USD	2,810,267	05/22	CIT	15,811	-
PEN	33,695,239	USD	8,845,056	06/22	CIT	250,064	-
USD	16,069,231	BRL	90,616,000	04/22	BNP	-	(2,963,545)
USD	19,126,177	BRL	90,616,000	04/22	JPM	93,400	-
USD	169,163	BRL	882,727	04/22	MSC	-	(16,243)
USD	177,513	BRL	882,727	05/22	MSC	-	(6,411)
USD	16,105,843	BRL	92,396,000	07/22	BNP	-	(2,800,450)
USD	10,755,984	CAD	13,640,451	04/22	TDB	-	(155,007)
USD	10,904,509	CAD	13,622,341	05/22	TDB	9,606	-
USD	7,001,240	DKK	44,660,000	04/22	HSB	359,459	-
USD	1,451,190	DKK	9,799,870	07/22	DUB	-	(11,234)
USD	4,885,654	DKK	32,937,305	07/22	MSC	-	(29,544)
USD	166,972	DKK	1,115,000	07/22	MSC	582	-
USD	4,649,120	EUR	4,257,000	05/22	BNP	-	(67,071)
USD	74,987,545	EUR	66,093,000	05/22	BNP	1,765,262	-
USD	128,983,429	GBP	95,397,000	05/22	BOA	3,694,823	-
USD	11,294,908	JPY	1,369,400,000	05/22	BOA	35,792	-
USD	14,561,499	JPY	1,787,800,000	05/22	HSB	-	(137,673)
USD	6,622,318	JPY	804,800,000	05/22	HSB	5,306	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	12,081,435	MXN	265,382,000	08/22	BNP	$-	($955,897)
USD	3,096,230	NOK	27,115,000	05/22	UBS	17,633	-
USD	3,077,831	PEN	12,247,922	04/22	GSC	-	(250,047)
USD	521,499	PEN	2,155,408	05/22	CIT	-	(61,592)
USD	8,068,869	PEN	33,764,184	06/22	BOA	-	(1,044,860)
USD	7,980,982	PEN	32,138,511	07/22	BOA	-	(667,707)
USD	1,709,929	PEN	6,787,050	11/22	CIT	-	(97,345)
USD	11,864,086	PEN	45,943,161	12/22	CIT	-	(320,113)

Total Forward Foreign Currency Contracts						$14,066,506	($11,920,483)

(e)	Premiums received and value of written options outstanding as of March 31, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Index Rate Swap	Receive	SOFR	1.288%	04/28/22	CIT	$21,500,000	$74,444	($486)
Call - 5-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.500%	05/16/22	CIT	EUR 18,400,000	75,391	(10,139)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.870%	11/02/22	GSC	$232,300,000	462,793	(8,827)

							612,628	(19,452)

Put - 5-Year Index Rate Swap	Pay	SOFR	1.788%	04/28/22	CIT	21,500,000	74,444	(498,490)
Put - 5-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	1.000%	05/16/22	CIT	EUR 18,400,000	75,391	(162,227)
Put - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.270%	11/02/22	GSC	$232,300,000	462,793	(3,831,440)

							612,628	(4,492,157)

Total Interest Rate Swaptions							$1,225,256	($4,511,609)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - Eurodollar	$96.50	12/18/23	CME	464	$111,940,000	$459,187	($623,500)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 3.000% due 06/13/52	$98.41	06/06/22	JPM	$5,700,000	$30,281	($39,441)
Call - Fannie Mae 3.000% due 06/13/52	99.45	06/06/22	MSC	6,400,000	28,000	(22,205)
Call - Fannie Mae 3.000% due 06/13/52	99.61	06/06/22	JPM	6,300,000	28,055	(19,328)

					86,336	(80,974)

Put - Fannie Mae 3.000% due 06/13/52	96.41	06/06/22	JPM	5,700,000	35,402	(44,544)
Put - Fannie Mae 3.000% due 06/13/52	97.45	06/06/22	MSC	6,400,000	38,000	(75,626)
Put - Fannie Mae 3.000% due 06/13/52	97.62	06/06/22	JPM	6,300,000	37,406	(79,239)

					110,808	(199,409)

Total Options on Securities					$197,144	($280,383)

Total Written Options					$1,881,587	($5,415,492)

(f)	Swap agreements outstanding as of March 31, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/24	GSC	1.050%	$4,600,000	($3,561)	($84,593)	$81,032
Colombia Government International Bond	Q	1.000%	12/20/26	GSC	1.767%	900,000	(29,822)	(22,057)	(7,765)
South Africa Government	Q	1.000%	12/20/26	MSC	1.943%	9,400,000	(381,898)	(403,856)	21,958
Colombia Government International Bond	Q	1.000%	06/20/27	GSC	1.919%	6,000,000	(260,465)	(279,946)	19,481
Colombia Government International Bond	Q	1.000%	06/20/27	MSC	1.919%	3,600,000	(156,279)	(201,905)	45,626

							(832,025)	(992,357)	160,332

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	Q	1.000%	12/20/22	ICE	0.308%	$7,000,000	$37,390	$35,699	$1,691
General Electric Co.	Q	1.000%	12/20/23	ICE	0.363%	2,900,000	32,444	(45,866)	78,310
General Electric Co.	Q	1.000%	06/20/24	ICE	0.406%	3,950,000	52,498	(35,359)	87,857
General Electric Co.	Q	1.000%	12/20/24	ICE	0.492%	2,200,000	30,394	(18,836)	49,230
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	1.602%	EUR 7,700,000	(160,757)	(753,075)	592,318
Verizon Communications, Inc.	Q	1.000%	12/20/26	ICE	0.785%	$7,300,000	71,614	156,902	(85,288)
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.269%	EUR 6,200,000	(101,947)	(29,193)	(72,754)

							(38,364)	(689,728)	651,364

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($870,389)	($1,682,085)	$811,696

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	$2,500,000	($161,944)	($132,751)	($29,193)
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	4,800,000	(314,915)	(375,725)	60,810

						($476,859)	($508,476)	$31,617

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main HY34 5Y	Q	1.000%	12/20/25	ICE	EUR 27,100,000	$545,716	$515,771	$29,945
CDX iTraxx Main HY35 5Y	Q	1.000%	06/20/26	ICE	5,200,000	97,201	131,771	(34,570)
CDX iTraxx Xov HY35 5Y	Q	5.000%	06/20/26	ICE	5,700,000	523,084	693,103	(170,019)
CDX iTraxx Main HY36 5Y	Q	1.000%	12/20/26	ICE	20,800,000	373,690	546,057	(172,367)
CDX iTraxx Xov HY36 5Y	Q	5.000%	12/20/26	ICE	35,400,000	3,172,022	4,346,871	(1,174,849)
CDX iTraxx Main HY37 5Y	Q	1.000%	06/20/27	ICE	5,500,000	85,013	83,333	1,680
CDX iTraxx Xov HY37 5Y	Q	5.000%	06/20/27	ICE	37,600,000	3,096,264	2,611,588	484,676

						$7,892,990	$8,928,494	($1,035,504)

Total Credit Default Swaps						$6,545,742	$6,737,933	($192,191)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Interest Rate Swaps - Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	1-Day JPY-TONAR	S/S	LCH	04/07/22	JPY 157,000,000	($193)	$-	($193)
0.000%	1-Day JPY-TONAR	S/S	LCH	04/22/22	220,000,000	(273)	-	(273)
0.000%	1-Day JPY-TONAR	S/S	LCH	04/30/22	170,000,000	(211)	-	(211)
0.000%	1-Day JPY-TONAR	S/S	LCH	05/12/22	310,000,000	(400)	-	(400)
0.000%	1-Day JPY-TONAR	S/S	LCH	06/18/22	500,000,000	(703)	-	(703)
0.000%	1-Day JPY-TONAR	S/S	LCH	06/20/22	42,800,000	(60)	-	(60)
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	1,123,965	(170,086)	1,294,051
1.320%	1-Day USD-SOFR	A/A	LCH	12/21/23	113,810,000	(1,610,002)	(627,813)	(982,189)
0.000%	1-Day JPY-TONAR	A/A	LCH	03/17/24	JPY 21,440,000,000	(125,862)	230,651	(356,513)
1.400%	1-Day USD-SOFR	A/A	CME	12/07/24	$78,400,000	(962,940)	32,710	(995,650)
1.235%	3-Month CAD-CDOR	S/S	LCH	03/04/25	CAD 13,300,000	(472,078)	8,429	(480,507)
0.750%	6-Month EUR-LIBOR	A/S	LCH	06/15/32	EUR 142,900,000	(7,278,541)	(5,359,915)	(1,918,626)
0.450%	1-Day JPY-TONAR	A/A	LCH	12/15/51	JPY 310,000,000	(213,473)	(221,258)	7,785

						($9,540,771)	($6,107,282)	($3,433,489)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	6-Month JPY LIBOR	S/S	LCH	04/07/22	JPY 157,000,000	($301)	$-	($301)
0.000%	6-Month JPY LIBOR	S/S	LCH	04/22/22	220,000,000	(617)	-	(617)
0.000%	6-Month JPY LIBOR	S/S	LCH	04/30/22	170,000,000	(468)	-	(468)
0.000%	6-Month JPY LIBOR	S/S	LCH	05/12/22	310,000,000	(757)	-	(757)
0.000%	6-Month JPY LIBOR	S/S	LCH	06/18/22	500,000,000	(1,186)	-	(1,186)
0.000%	6-Month JPY LIBOR	S/S	LCH	06/20/22	42,800,000	(102)	-	(102)
0.300%	1-Day JPY-TONAR	S/S	LCH	03/18/26	990,000,000	(49,474)	(108,572)	59,098
0.300%	1-Day JPY-TONAR	S/S	LCH	03/20/28	200,000,000	(8,403)	8,342	(16,745)
0.399%	1-Day JPY-TONAR	S/S	LCH	06/18/28	500,000,000	(48,936)	(296)	(48,640)
0.450%	1-Day JPY-TONAR	S/S	LCH	03/20/29	1,250,000,000	(143,248)	(66,904)	(76,344)
0.050%	1-Day JPY-TONAR	A/A	LCH	12/15/31	79,000,000	14,777	12,211	2,566
0.202%	1-Day JPY-TONAR	A/A	LCH	02/08/32	750,000,000	53,496	-	53,496
0.225%	1-Day JPY-TONAR	A/A	LCH	02/09/32	450,000,000	23,630	-	23,630
0.253%	1-Day JPY-TONAR	A/A	LCH	02/10/32	301,000,000	8,966	-	8,966
0.750%	1-Day JPY-TONAR	S/S	LCH	03/20/38	50,000,000	(12,896)	(18,284)	5,388
0.800%	1-Day JPY-TONAR	S/S	LCH	10/22/38	220,000,000	(74,490)	115	(74,605)
0.705%	1-Day JPY-TONAR	S/S	LCH	10/31/38	170,000,000	(35,275)	9,081	(44,356)
0.785%	1-Day JPY-TONAR	S/S	LCH	11/12/38	310,000,000	(97,020)	919	(97,939)
0.750%	1-Day JPY-TONAR	S/S	LCH	12/20/38	42,800,000	(10,934)	(19,087)	8,153
0.538%	1-Day JPY-TONAR	S/S	LCH	03/15/51	860,000,000	515,917	(9,227)	525,144
0.556%	1-Day JPY-TONAR	S/S	LCH	03/15/51	453,000,000	253,331	(1,089)	254,420
0.350%	1-Day JPY-TONAR	S/S	LCH	03/17/51	369,000,000	373,638	197,517	176,121
0.557%	1-Day JPY-TONAR	S/S	LCH	03/17/51	1,438,000,000	802,464	1,107	801,357
0.565%	1-Day JPY-TONAR	S/S	LCH	03/19/51	289,000,000	156,308	240	156,068
0.570%	1-Day JPY-TONAR	S/S	LCH	03/19/51	354,000,000	187,309	294	187,015
0.572%	1-Day JPY-TONAR	S/S	LCH	04/07/51	157,000,000	79,361	122	79,239
0.800%	1-Day JPY-TONAR	A/A	LCH	06/15/52	130,000,000	(7,653)	(1,680)	(5,973)
0.750%	1-Day GBP SONIA	A/A	LCH	09/21/52	GBP 42,100,000	9,101,138	8,932,026	169,112

						$11,078,575	$8,936,835	$2,141,740

Total Interest Rate Swaps						$1,537,804	$2,829,553	($1,291,749)

Total Swap Agreements						$8,083,546	$9,567,486	($1,483,940)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$29,907,795	$-	$-	$29,907,795
	Common Stocks	296,701	296,701	-	-
	Corporate Bonds & Notes	960,195,466	-	960,195,466	-
	Senior Loan Notes	4,429,130	-	4,429,130	-
	Mortgage-Backed Securities	971,102,565	-	971,102,565	-
	Asset-Backed Securities	388,965,874	-	388,965,874	-
	U.S. Government Agency Issue	33,427,437	-	33,427,437	-
	U.S. Treasury Obligations	332,163,964	-	332,163,964	-
	Foreign Government Bonds & Notes	74,134,592	-	74,134,592	-
	Municipal Bonds	1,047,283	-	1,047,283	-
	Short-Term Investments	65,702,629	-	65,702,629	-
	Derivatives:
	Credit Contracts
	Swaps	1,554,614	-	1,554,614	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	14,066,506	-	14,066,506	-
	Interest Rate Contracts
	Futures	3,935,824	3,935,824	-	-
	Swaps	3,811,609	-	3,811,609	-

	Total Interest Rate Contracts	7,747,433	3,935,824	3,811,609	-

	Total Asset - Derivatives	23,368,553	3,935,824	19,432,729	-

	Total Assets	2,884,741,989	4,232,525	2,850,601,669	29,907,795

Liabilities	Sale-buyback Financial Transactions	(17,757,314)	-	(17,757,314)	-
	Derivatives:
	Credit Contracts
	Swaps	(1,746,805)	-	(1,746,805)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,920,483)	-	(11,920,483)	-
	Interest Rate Contracts
	Futures	(8,301,260)	(8,301,260)	-	-
	Written Options	(5,415,492)	-	(5,415,492)	-
	Swaps	(5,103,358)	-	(5,103,358)	-

	Total Interest Rate Contracts	(18,820,110)	(8,301,260)	(10,518,850)	-

	Total Liabilities - Derivatives	(32,487,398)	(8,301,260)	(24,186,138)	-

	Total Liabilities	(50,244,712)	(8,301,260)	(41,943,452)	-

	Total	$2,834,497,277	($4,068,735)	$2,808,658,217	$29,907,795

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended March 31, 2022:

Preferred Stocks
Value, Beginning of Period	$29,927,724
Purchases	-
Sales (Includes Paydowns)	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	(19,929)
Transfers In	-
Transfers Out	-

Value, End of Period	$29,907,795

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($19,929)

Additional information about Level 3 fair value measurements as of March 31, 2022 was as follows:

	Value at 03/31/22	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Preferred Stocks	$29,907,795	Straight-line amortization	Yield Model	25.61	N/A

Significant changes to a Yield Model would have direct and proportional changes to the fair value of the security.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.4%
Basic Materials - 0.9%
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$785,000	$786,589
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	1,300,000	1,337,408
Ecolab, Inc. 1.650% due 02/01/27	750,000	705,442
LG Chem Ltd. (South Korea) 3.250% due 10/15/24 ~	3,000,000	3,011,657
LYB International Finance III LLC 1.250% due 10/01/25	1,643,000	1,522,726
Nucor Corp. 2.000% due 06/01/25	670,000	649,291
POSCO Holdings, Inc. (South Korea)
2.375% due 11/12/22 ~	2,080,000	2,078,121
2.375% due 01/17/23 ~	1,055,000	1,052,144
Westlake Corp. 0.875% due 08/15/24	365,000	350,323

		11,493,701

Communications - 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464% due 07/23/22	9,047,000	9,080,820
4.908% due 07/23/25	5,254,000	5,453,539
Comcast Corp.
3.700% due 04/15/24	1,935,000	1,976,247
3.950% due 10/15/25	250,000	258,397
Cox Communications, Inc. 3.150% due 08/15/24 ~	1,316,000	1,319,240
Expedia Group, Inc. 3.600% due 12/15/23	2,535,000	2,557,532
NBN Co. Ltd. (Australia) 1.450% due 05/05/26 ~	3,725,000	3,451,245
NTT Finance Corp. (Japan) 0.583% due 03/01/24 ~	1,065,000	1,021,580
Rogers Communications, Inc. (Canada) 3.200% due 03/15/27 ~	2,345,000	2,312,225
SES SA (Luxembourg) 3.600% due 04/04/23 ~	1,670,000	1,679,787
Sky Ltd. (United Kingdom) 3.750% due 09/16/24 ~	4,630,000	4,709,852
T-Mobile USA, Inc.
2.250% due 02/15/26	1,895,000	1,787,743
3.500% due 04/15/25	1,905,000	1,919,559
Verizon Communications, Inc.
0.850% due 11/20/25	3,120,000	2,890,475
1.450% due 03/20/26	2,550,000	2,400,687
2.625% due 08/15/26	2,860,000	2,800,130
Walt Disney Co. 1.750% due 01/13/26	1,350,000	1,294,807

		46,913,865

Consumer, Cyclical - 5.7%
7-Eleven, Inc.
0.625% due 02/10/23 ~	795,000	782,948
0.800% due 02/10/24 ~	1,285,000	1,235,230
American Airlines Pass-Through Trust Class B 3.700% due 04/15/27	1,059,650	997,166
AutoZone, Inc. 3.625% due 04/15/25	920,000	930,697
Brunswick Corp. 0.850% due 08/18/24	2,440,000	2,308,638

	Principal Amount	Value
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	$3,105,000	$3,091,429
Daimler Trucks Finance North America LLC (Germany) 1.625% due 12/13/24 ~	2,015,000	1,925,706
General Motors Co.
4.875% due 10/02/23	1,265,000	1,303,808
5.400% due 10/02/23	2,160,000	2,235,845
General Motors Financial Co., Inc. 2.900% due 02/26/25	3,270,000	3,197,141
Genuine Parts Co. 1.750% due 02/01/25	765,000	731,233
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/22 ~	685,000	685,502
Hasbro, Inc. 3.000% due 11/19/24	3,550,000	3,524,693
Hyatt Hotels Corp. 1.300% due 10/01/23	1,150,000	1,121,269
Hyundai Capital America
0.800% due 01/08/24 ~	1,570,000	1,499,634
0.875% due 06/14/24 ~	1,415,000	1,336,877
1.000% due 09/17/24 ~	905,000	851,962
1.150% due 11/10/22 ~	1,760,000	1,748,344
2.375% due 02/10/23 ~	3,340,000	3,330,622
2.850% due 11/01/22 ~	893,000	895,944
3.000% due 06/20/22 ~	1,950,000	1,954,483
Hyundai Capital Services, Inc. (South Korea) 2.125% due 04/24/25 ~	710,000	681,386
Lowe’s Cos., Inc. 3.350% due 04/01/27	575,000	579,011
Magallanes, Inc. 3.755% due 03/15/27 ~	5,230,000	5,229,204
Marriott International, Inc.
3.125% due 02/15/23	685,000	689,171
3.600% due 04/15/24	3,567,000	3,606,055
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/22 ~	3,320,000	3,320,503
2.650% due 07/13/22 ~	415,000	415,772
Nissan Motor Co. Ltd. (Japan) 3.043% due 09/15/23 ~	2,785,000	2,780,194
Nordstrom, Inc. 2.300% due 04/08/24	320,000	316,595
O’Reilly Automotive, Inc. 3.800% due 09/01/22	1,760,000	1,765,512
Panasonic Corp. (Japan) 2.536% due 07/19/22 ~	1,395,000	1,397,037
QVC, Inc. 4.375% due 03/15/23	7,270,000	7,317,909
Ross Stores, Inc. 4.600% due 04/15/25	4,315,000	4,489,977
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	1,390,000	1,269,183
United Airlines Pass-Through Trust Class B 3.500% due 11/01/29	626,690	567,434
Volkswagen Group of America Finance LLC (Germany)
0.750% due 11/23/22 ~	1,475,000	1,462,744
0.875% due 11/22/23 ~	1,415,000	1,367,290
2.700% due 09/26/22 ~	1,190,000	1,195,138
2.900% due 05/13/22 ~	735,000	735,976
3.125% due 05/12/23 ~	680,000	685,030

		75,560,292

Consumer, Non-Cyclical - 8.2%
AbbVie, Inc.
2.600% due 11/21/24	7,590,000	7,544,504
2.950% due 11/21/26	3,805,000	3,774,977
3.200% due 11/06/22	260,000	261,939
3.200% due 05/14/26	335,000	336,330
3.250% due 10/01/22	330,000	331,240

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
AmerisourceBergen Corp. 0.737% due 03/15/23	$1,960,000	$1,932,156
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	860,000	879,939
Anthem, Inc. 2.375% due 01/15/25	780,000	769,810
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	2,930,000	2,720,593
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	2,095,000	1,925,023
4.448% due 03/16/28	3,390,000	3,404,484
Baxalta, Inc. 3.600% due 06/23/22	675,000	675,689
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,750,000	3,790,757
Becton Dickinson & Co.
3.363% due 06/06/24	1,541,000	1,554,872
3.734% due 12/15/24	363,000	369,198
Bunge Ltd. Finance Corp. 3.000% due 09/25/22	6,425,000	6,459,265
Cardinal Health, Inc.
3.079% due 06/15/24	1,285,000	1,286,497
3.200% due 03/15/23	1,530,000	1,541,387
3.500% due 11/15/24	2,100,000	2,120,863
Cigna Corp.
3.000% due 07/15/23	1,245,000	1,252,812
3.750% due 07/15/23	706,000	716,508
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	4,235,000	4,048,528
CVS Health Corp.
2.625% due 08/15/24	615,000	613,459
2.875% due 06/01/26	900,000	892,248
3.000% due 08/15/26	760,000	754,888
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	1,300,000	1,232,610
HCA, Inc. 3.125% due 03/15/27 ~	1,955,000	1,913,290
Health Care Service Corp. A Mutual Legal Reserve Co. 1.500% due 06/01/25 ~	3,045,000	2,900,545
HPHT Finance 17 Ltd. (Hong Kong) 2.750% due 09/11/22 ~	3,735,000	3,735,106
Humana, Inc.
0.650% due 08/03/23	1,140,000	1,112,681
1.350% due 02/03/27	450,000	408,314
2.900% due 12/15/22	550,000	554,006
3.150% due 12/01/22	800,000	805,367
3.850% due 10/01/24	1,470,000	1,494,585
4.500% due 04/01/25	2,015,000	2,088,838
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	2,825,000	2,800,954
3.500% due 02/11/23 ~	4,065,000	4,085,888
3.750% due 07/21/22 ~	5,595,000	5,608,559
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,060,000	995,569
Mondelez International, Inc.
2.125% due 03/17/24	1,390,000	1,380,763
2.625% due 03/17/27	1,395,000	1,363,497
Moody’s Corp. 3.750% due 03/24/25	2,185,000	2,223,533
PeaceHealth Obligated Group 1.375% due 11/15/25	455,000	429,305
PerkinElmer, Inc.
0.550% due 09/15/23	1,385,000	1,345,808
0.850% due 09/15/24	2,640,000	2,506,759
Perrigo Co. PLC 4.000% due 11/15/23	1,355,000	1,391,115
Perrigo Finance Unlimited Co. 3.900% due 12/15/24	5,480,000	5,508,371

	Principal Amount	Value
Royalty Pharma PLC 0.750% due 09/02/23	$1,865,000	$1,811,646
S&P Global, Inc. 2.450% due 03/01/27 ~	3,790,000	3,692,325
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	930,000	932,988
Thermo Fisher Scientific, Inc. 0.797% due 10/18/23	3,675,000	3,587,064
Triton Container International Ltd. (Bermuda) 0.800% due 08/01/23 ~	2,770,000	2,688,596

		108,556,048

Diversified - 0.2%
CK Hutchison International 17 II Ltd. (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,207,675

Energy - 4.9%
Aker BP ASA (Norway) 3.000% due 01/15/25 ~	1,725,000	1,701,471
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.231% due 12/15/23	720,000	703,182
Canadian Natural Resources Ltd. (Canada) 2.050% due 07/15/25	2,845,000	2,731,281
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	2,805,000	2,962,368
7.000% due 06/30/24	4,035,000	4,295,347
Devon Energy Corp. 8.250% due 08/01/23	1,005,000	1,065,111
Enbridge, Inc. (Canada)
2.150% due 02/16/24	2,350,000	2,321,230
2.500% due 01/15/25	2,305,000	2,266,964
2.500% due 02/14/25	1,130,000	1,105,758
Energy Transfer LP
2.900% due 05/15/25	440,000	430,846
3.450% due 01/15/23	200,000	201,196
3.600% due 02/01/23	675,000	679,094
4.200% due 09/15/23	510,000	516,987
4.250% due 03/15/23	3,225,000	3,261,358
4.250% due 04/01/24	135,000	137,708
4.900% due 02/01/24	485,000	498,237
5.875% due 01/15/24	4,465,000	4,653,383
Eni SpA (Italy) 4.000% due 09/12/23 ~	3,395,000	3,442,552
EOG Resources, Inc. 2.625% due 03/15/23	520,000	521,262
Exxon Mobil Corp. 2.992% due 03/19/25	2,730,000	2,744,009
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	455,000	448,552
2.600% due 10/15/25 ~	910,000	874,257
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	260,000	260,977
Pioneer Natural Resources Co. 0.550% due 05/15/23	1,280,000	1,252,270
Plains All American Pipeline LP/PAA Finance Corp. 2.850% due 01/31/23	2,688,000	2,686,198
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	4,710,000	4,821,007
5.625% due 03/01/25	885,000	936,286
5.750% due 05/15/24	190,000	198,951
Saudi Arabian Oil Co. (Saudi Arabia) 2.750% due 04/16/22 ~	3,415,000	3,416,643
Schlumberger Finance Canada Ltd. 1.400% due 09/17/25	680,000	645,931
Schlumberger Holdings Corp.
3.750% due 05/01/24 ~	3,040,000	3,097,329
4.000% due 12/21/25 ~	750,000	762,852

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Suncor Energy, Inc. (Canada) 2.800% due 05/15/23	$1,555,000	$1,558,187
Western Midstream Operating LP 4.000% due 07/01/22	3,155,000	3,155,000
Williams Cos., Inc.
3.350% due 08/15/22	875,000	876,511
3.700% due 01/15/23	3,835,000	3,860,562
4.300% due 03/04/24	565,000	577,895

		65,668,752

Financial - 19.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	2,695,000	2,547,437
4.125% due 07/03/23	1,847,000	1,858,822
4.500% due 09/15/23	2,095,000	2,111,862
4.875% due 01/16/24	1,505,000	1,525,992
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	2,080,000	2,117,054
Air Lease Corp. 2.250% due 01/15/23	1,480,000	1,481,176
American Express Co. 2.250% due 03/04/25	3,305,000	3,248,777
American International Group, Inc. 2.500% due 06/30/25	2,865,000	2,804,499
American Tower Corp. 2.400% due 03/15/25	1,230,000	1,198,217
Athene Global Funding
1.716% due 01/07/25 ~	3,235,000	3,086,033
2.514% due 03/08/24 ~	3,935,000	3,875,921
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	1,635,000	1,494,841
2.875% due 02/15/25 ~	1,700,000	1,633,892
3.950% due 07/01/24 ~	560,000	558,616
5.125% due 10/01/23 ~	1,890,000	1,924,319
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,082,707
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	1,003,293
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)
4.125% due 11/09/22 ~	3,500,000	3,527,825
5.375% due 04/17/25 ~	155,000	161,928
Banco Santander SA (Spain)
0.701% due 06/30/24	200,000	194,243
3.496% due 03/24/25	2,200,000	2,202,355
Bank of America Corp.
0.976% due 04/22/25	2,225,000	2,134,187
1.734% due 07/22/27	1,600,000	1,487,341
1.843% due 02/04/25	1,580,000	1,545,536
3.384% due 04/02/26	1,905,000	1,903,242
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,579,204
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	2,045,000	1,958,322
0.998% due 02/04/25 ~	2,350,000	2,203,281
2.125% due 11/21/22 ~	2,480,000	2,483,755
Barclays Bank PLC (United Kingdom)
1.007% due 12/10/24	1,835,000	1,762,821
1.700% due 05/12/22	1,245,000	1,245,697
4.338% due 05/16/24	1,380,000	1,401,961
BDO Unibank, Inc. (Philippines) 2.950% due 03/06/23 ~	3,700,000	3,687,105
BNP Paribas SA (France) 2.591% due 01/20/28 ~	2,150,000	2,025,503
BPCE SA (France) 5.700% due 10/22/23 ~	5,665,000	5,862,424
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	1,780,000	1,737,802
1.000% due 04/12/24 ~	1,785,000	1,710,832

	Principal Amount	Value
Capital One Financial Corp.
2.636% due 03/03/26	$1,975,000	$1,934,643
3.500% due 06/15/23	965,000	976,520
3.900% due 01/29/24	1,290,000	1,310,749
Charles Schwab Corp.
2.450% due 03/03/27	3,705,000	3,603,091
4.200% due 03/24/25	2,275,000	2,354,058
Citigroup, Inc.
0.981% due 05/01/25	1,850,000	1,764,939
3.106% due 04/08/26	1,845,000	1,830,632
Citizens Bank NA 2.650% due 05/26/22	1,300,000	1,301,152
CNO Global Funding
1.650% due 01/06/25 ~	1,830,000	1,744,363
1.750% due 10/07/26 ~	1,735,000	1,602,186
Corebridge Financial, Inc. due 04/04/25 # ~	1,495,000	1,493,819
Credicorp Ltd. (Peru) 2.750% due 06/17/25 ~	665,000	640,892
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	1,930,000	1,847,841
1.000% due 05/05/23	3,030,000	2,985,770
2.800% due 04/08/22	2,420,000	2,420,465
2.997% due 12/14/23 ~	670,000	670,177
Crown Castle International Corp. REIT
1.050% due 07/15/26	2,400,000	2,171,627
2.900% due 03/15/27	1,635,000	1,583,310
3.150% due 07/15/23	1,140,000	1,148,194
Danske Bank AS (Denmark)
due 03/28/25 # ~	1,335,000	1,338,446
1.226% due 06/22/24 ~	3,065,000	2,922,817
5.375% due 01/12/24 ~	1,630,000	1,681,326
Equitable Financial Life Global Funding
0.500% due 04/06/23 ~	4,245,000	4,171,541
1.100% due 11/12/24 ~	1,820,000	1,726,672
Goldman Sachs Group, Inc.
0.657% due 09/10/24	2,430,000	2,351,532
0.673% due 03/08/24	2,605,000	2,550,924
0.925% due 10/21/24	1,090,000	1,057,137
1.757% due 01/24/25	490,000	478,013
3.500% due 04/01/25	2,170,000	2,187,508
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,311,485
HSBC Holdings PLC (United Kingdom)
0.976% due 05/24/25	1,545,000	1,467,910
1.162% due 11/22/24	1,475,000	1,425,085
1.645% due 04/18/26	1,375,000	1,295,186
2.099% due 06/04/26	1,585,000	1,508,564
Jackson Financial, Inc. 1.125% due 11/22/23 ~	2,155,000	2,091,377
Jackson National Life Global Funding 1.750% due 01/12/25 ~	2,135,000	2,046,591
JPMorgan Chase & Co.
0.824% due 06/01/25	2,030,000	1,937,332
1.020% (SOFR + 0.885%) due 04/22/27 §	1,150,000	1,129,189
2.083% due 04/22/26	3,500,000	3,380,096
LeasePlan Corp. NV (Netherlands) 2.875% due 10/24/24 ~	1,440,000	1,407,922
Lloyds Banking Group PLC (United Kingdom)
1.326% due 06/15/23	935,000	932,765
4.500% due 11/04/24	1,025,000	1,048,050
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	2,875,000	2,745,235
Marsh & McLennan Cos., Inc. 3.875% due 03/15/24	1,815,000	1,853,855
Mitsubishi UFJ Financial Group, Inc. (Japan) 0.953% due 07/19/25	3,500,000	3,320,406
Mizuho Financial Group Cayman 2 Ltd. (Japan) 4.200% due 07/18/22 ~	3,500,000	3,522,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Morgan Stanley
0.529% due 01/25/24	$1,745,000	$1,717,303
0.731% due 04/05/24	2,085,000	2,043,144
1.164% due 10/21/25	1,550,000	1,473,770
2.630% due 02/18/26	1,870,000	1,835,716
Nasdaq, Inc. 0.445% due 12/21/22	1,680,000	1,661,226
Nationwide Building Society (United Kingdom) 3.622% due 04/26/23 ~	2,275,000	2,275,485
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	2,030,000	2,051,509
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~	1,055,000	993,991
2.375% due 05/21/23 ~	2,970,000	2,955,522
3.479% due 03/22/25 ~	2,020,000	2,013,831
Park Aerospace Holdings Ltd. (Ireland)
4.500% due 03/15/23 ~	120,000	120,911
5.250% due 08/15/22 ~	1,550,000	1,560,220
Principal Life Global Funding II 0.750% due 04/12/24 ~	1,230,000	1,176,534
Public Storage REIT 0.606% (SOFR + 0.470%) due 04/23/24 §	1,045,000	1,045,085
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~	1,280,000	1,253,696
3.500% due 03/28/24 ~	2,320,000	2,332,080
Santander Holdings USA, Inc. 2.490% due 01/06/28	1,430,000	1,336,331
SBA Tower Trust REIT
1.631% due 05/15/51 ~	1,045,000	982,688
1.884% due 07/15/50 ~	725,000	684,580
2.836% due 01/15/50 ~	1,725,000	1,697,899
3.448% due 03/15/48 ~	4,500,000	4,502,304
Simon Property Group LP REIT
2.000% due 09/13/24	899,000	882,931
3.375% due 10/01/24	1,850,000	1,872,473
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	326,032
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	900,000	860,379
1.319% due 10/14/23 ~	945,000	936,357
1.822% due 11/23/25 ~	925,000	879,643
3.885% due 03/15/24 ~	395,000	397,991
3.950% due 01/11/23 ~	3,050,000	3,066,605
3.971% due 03/30/26 ~	1,135,000	1,132,475
Svenska Handelsbanken AB (Sweden)
0.550% due 06/11/24 ~	1,520,000	1,447,489
1.418% due 06/11/27 ~	1,465,000	1,351,429
Swedbank AB (Sweden)
0.600% due 09/25/23 ~	2,540,000	2,464,154
1.300% due 06/02/23 ~	2,205,000	2,175,471
Synchrony Bank 3.000% due 06/15/22	705,000	706,241
Synchrony Financial
2.850% due 07/25/22	6,027,000	6,044,279
4.250% due 08/15/24	4,015,000	4,074,104
Toronto-Dominion Bank (Canada) 0.700% due 09/10/24	2,920,000	2,773,741
Truist Financial Corp. 0.648% (SOFR + 0.400%) due 06/09/25 §	1,495,000	1,486,491
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	2,455,000	2,389,273
1.494% due 08/10/27 ~	775,000	704,571
1.700% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,108,722
UniCredit SpA (Italy) 3.750% due 04/12/22 ~	3,665,000	3,665,872
Wells Fargo & Co. 1.654% due 06/02/24	1,780,000	1,759,330
2.188% due 04/30/26	1,575,000	1,520,371
3.526% due 03/24/28	1,245,000	1,243,496
4.125% due 08/15/23	765,000	782,305

	Principal Amount	Value
Western Union Co. 2.850% due 01/10/25	$2,440,000	$2,414,192

		253,822,719

Industrial - 1.4%
Amphenol Corp. 2.050% due 03/01/25	1,580,000	1,538,577
Avnet, Inc. 4.875% due 12/01/22	670,000	683,041
Boral Finance Pty. Ltd. (Australia) 3.000% due 11/01/22 ~	475,000	475,274
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	2,510,000	2,408,970
1.750% due 12/02/26	1,100,000	1,037,902
Carrier Global Corp. 2.242% due 02/15/25	449,000	437,557
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	990,000	935,883
GATX Corp.
3.900% due 03/30/23	440,000	448,078
4.350% due 02/15/24	1,905,000	1,947,949
Kansas City Southern 3.000% due 05/15/23	1,940,000	1,946,164
Martin Marietta Materials, Inc. 0.650% due 07/15/23	855,000	835,078
Otis Worldwide Corp. 2.056% due 04/05/25	1,870,000	1,822,480
Republic Services, Inc. 2.500% due 08/15/24	1,575,000	1,559,570
Siemens Financieringsmaatschappij NV (Germany) 0.650% due 03/11/24 ~	1,535,000	1,479,887
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	695,000	692,191
4.125% due 07/15/23 ~	766,000	768,541

		19,017,142

Technology - 3.0%
Analog Devices, Inc. 2.950% due 04/01/25	555,000	556,443
CDW LLC/CDW Finance Corp. 5.500% due 12/01/24	655,000	678,678
Fidelity National Information Services, Inc.
0.375% due 03/01/23	2,555,000	2,510,360
0.600% due 03/01/24	1,225,000	1,173,580
Fiserv, Inc.
2.750% due 07/01/24	3,345,000	3,337,313
3.800% due 10/01/23	1,070,000	1,087,131
Fortinet, Inc. 1.000% due 03/15/26	1,490,000	1,357,777
HCL America, Inc. (India) 1.375% due 03/10/26 ~	3,900,000	3,575,682
Marvell Technology, Inc. 4.200% due 06/22/23	2,070,000	2,104,611
Microchip Technology, Inc.
0.972% due 02/15/24	2,770,000	2,656,663
0.983% due 09/01/24 ~	2,050,000	1,942,641
2.670% due 09/01/23	2,125,000	2,119,012
NXP BV/NXP Funding LLC (China)
4.625% due 06/01/23 ~	6,215,000	6,315,323
4.875% due 03/01/24 ~	1,390,000	1,428,898
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.700% due 05/01/25 ~	395,000	383,278
3.875% due 06/18/26 ~	815,000	818,697
Qorvo, Inc. 1.750% due 12/15/24 ~	960,000	916,848
Roper Technologies, Inc.
1.000% due 09/15/25	510,000	473,767
2.350% due 09/15/24	670,000	659,955
3.125% due 11/15/22	2,755,000	2,768,834
3.650% due 09/15/23	695,000	704,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Skyworks Solutions, Inc. 0.900% due 06/01/23	$650,000	$635,767
VMware, Inc. 0.600% due 08/15/23	1,375,000	1,336,940
Workday, Inc. due 04/01/27 #	880,000	880,371

		40,423,553

Utilities - 3.5%
AES Corp. 3.300% due 07/15/25 ~	1,565,000	1,538,763
Alexander Funding Trust 1.841% due 11/15/23 ~	1,885,000	1,828,157
APT Pipelines Ltd. (Australia) 4.200% due 03/23/25 ~	3,250,000	3,298,196
Edison International
2.950% due 03/15/23	1,520,000	1,518,190
3.125% due 11/15/22	1,140,000	1,146,197
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	2,330,000	2,142,073
2.650% due 09/10/24 ~	520,000	512,631
FirstEnergy Corp. 3.350% due 07/15/22	3,135,000	3,138,840
Israel Electric Corp. Ltd. (Israel)
5.000% due 11/12/24 ~	1,750,000	1,818,670
6.875% due 06/21/23 ~	565,000	590,495
NextEra Energy Capital Holdings, Inc. 1.875% due 01/15/27	2,360,000	2,217,174
NRG Energy, Inc. 3.750% due 06/15/24 ~	1,125,000	1,121,521
Pacific Gas and Electric Co.
1.750% due 06/16/22	12,360,000	12,347,263
3.500% due 06/15/25	2,010,000	1,963,521
Sempra Energy 3.300% due 04/01/25	1,275,000	1,277,937
Southern California Gas Co. 2.950% due 04/15/27	1,395,000	1,377,446
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25 ~	1,200,000	1,361,940
Vistra Operations Co. LLC 3.550% due 07/15/24 ~	7,955,000	7,885,460

		47,084,474

Total Corporate Bonds & Notes (Cost $685,850,822)		670,748,221

MORTGAGE-BACKED SECURITIES - 20.0%
Collateralized Mortgage Obligations - Commercial - 6.4%
280 Park Avenue Mortgage Trust 1.187% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,633,573
Austin Fairmont Hotel Trust 1.447% (USD LIBOR + 1.050%) due 09/15/32 § ~	1,180,000	1,168,505
BAMLL Commercial Mortgage Securities Trust
1.247% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,715,266
2.397% (USD LIBOR + 2.000%) due 09/15/38 § ~	1,570,000	1,551,896
3.490% due 04/14/33 ~	1,775,000	1,745,675
Bank
2.056% due 11/15/62	591,125	581,271
2.263% due 08/15/61	587,365	573,187
BCP Trust 1.196% (USD LIBOR + 0.799%) due 06/15/38 § ~	1,045,000	1,024,156
BIG Commercial Mortgage Trust 2.642% (SOFR + 2.340%) due 02/15/39 § ~	755,000	751,679

	Principal Amount	Value
BPR Trust 1.547% (USD LIBOR + 1.150%) due 09/15/38 § ~	$1,585,000	$1,551,977
BSREP Commercial Mortgage Trust 2.297% (USD LIBOR + 1.900%) due 08/15/38 § ~	700,000	680,722
BX Commercial Mortgage Trust
1.477% (USD LIBOR + 1.080%) due 10/15/36 § ~	1,249,500	1,239,583
1.677% (USD LIBOR + 1.280%) due 06/15/23 § ~	935,000	925,058
1.797% (USD LIBOR + 1.400%) due 06/15/38 § ~	1,395,000	1,361,825
CGDB Commercial Mortgage Trust 2.047% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,576,026
Cold Storage Trust 1.697% (USD LIBOR + 1.300%) due 11/15/37 § ~	1,484,316	1,465,660
Commercial Mortgage Trust
3.633% due 02/10/37 § ~	2,115,000	2,017,602
3.838% due 09/10/47	2,825,000	2,842,974
3.926% due 03/10/48 §	845,000	840,893
4.080% due 08/10/47	1,760,000	1,774,875
4.106% due 03/10/48 §	1,770,000	1,744,840
4.353% due 08/10/30 ~	1,180,000	1,192,902
4.640% due 02/10/47 §	1,715,000	1,744,635
4.701% due 03/10/47	1,730,000	1,747,737
4.705% due 08/10/47 § ~	710,000	668,765
Credit Suisse Mortgage Capital Certificates
1.827% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,120,028
1.997% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,558,929
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	645,901	640,319
Extended Stay America Trust 2.097% (USD LIBOR + 1.700%) due 07/15/38 § ~	1,709,479	1,688,192
Fontainebleau Miami Beach Trust
3.447% due 12/10/36 ~	1,715,000	1,675,431
3.750% due 12/10/36 ~	2,460,000	2,404,814
GCT Commercial Mortgage Trust 1.197% (USD LIBOR + 0.800%) due 02/15/38 § ~	1,325,000	1,303,941
Great Wolf Trust 2.030% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	1,036,321
GS Mortgage Securities Corp. Trust 1.997% (USD LIBOR + 1.600%) due 05/15/26 § ~	1,440,000	1,424,667
InTown Hotel Portfolio Trust
1.497% (USD LIBOR + 1.100%) due 01/15/33 § ~	835,000	831,812
2.047% (USD LIBOR + 1.650%) due 01/15/33 § ~	685,000	682,022
JP Morgan Chase Commercial Mortgage Securities Trust
1.747% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,187,228
1.997% (USD LIBOR + 1.600%) due 09/15/29 § ~	1,025,000	1,005,912
2.167% (USD LIBOR + 1.770%) due 10/15/33 § ~	2,345,000	2,285,178
2.567% (USD LIBOR + 2.170%) due 10/15/33 § ~	1,890,000	1,819,103
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,452,650
KIND Trust 2.147% (USD LIBOR + 1.750%) due 08/15/38 § ~	2,065,000	2,026,902

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
KKR Industrial Portfolio Trust
1.397% (USD LIBOR + 1.000%) due 12/15/37 § ~	$660,000	$646,000
1.647% (USD LIBOR + 1.250%) due 12/15/37 § ~	476,250	465,077
MHC Trust 1.497% (USD LIBOR + 1.100%) due 05/15/23 § ~	1,390,000	1,353,542
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	779,324
Morgan Stanley Capital I Trust 3.300% (USD LIBOR + 1.800%) due 12/15/36 § ~	775,000	766,238
New Orleans Hotel Trust 1.686% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	3,291,562
ONE Mortgage Trust
1.347% (USD LIBOR + 0.950%) due 03/15/36 § ~	2,945,000	2,842,960
1.497% (USD LIBOR + 1.100%) due 03/15/36 § ~	1,580,000	1,522,499
RLGH Trust 1.197% (USD LIBOR + 0.800%) due 04/15/36 § ~	1,370,000	1,353,188
Shelter Growth CRE Issuer Ltd. (Cayman) 1.477% (USD LIBOR + 1.080%) due 09/15/36 § ~	1,076,943	1,059,798
SLIDE
1.547% (USD LIBOR + 1.150%) due 06/15/31 § ~	1,603,382	1,592,049
2.497% (USD LIBOR + 2.100%) due 06/15/31 § ~	1,234,788	1,211,099
WFRBS Commercial Mortgage Trust 4.045% due 03/15/47	1,465,000	1,482,586

		84,630,653

Collateralized Mortgage Obligations - Residential - 10.3%
Angel Oak Mortgage Trust
0.909% due 01/25/66 § ~	1,608,898	1,561,217
0.985% due 04/25/66 § ~	1,288,859	1,234,510
1.068% due 05/25/66 § ~	1,008,260	956,149
1.261% due 05/25/65 § ~	698,015	685,116
1.579% due 05/25/65 § ~	495,897	487,766
1.691% due 04/25/65 § ~	1,223,440	1,209,176
2.872% due 04/25/65 § ~	311,509	307,905
3.301% due 07/26/49 § ~	277,013	276,996
3.920% due 11/25/48 § ~	524,021	524,891
Barclays Mortgage Loan Trust 1.747% due 09/25/51 § ~	2,434,956	2,350,623
Bayview MSR Opportunity Master Fund Trust
2.500% due 06/25/51 § ~	1,875,304	1,798,482
2.500% due 12/25/51 § ~	1,679,969	1,620,046
BINOM Securitization Trust 2.625% due 06/25/56 § ~	783,663	750,209
BRAVO Residential Funding Trust 1.699% due 04/25/60 § ~	1,546,020	1,512,640
CIM Trust 2.500% due 04/25/50 § ~	1,442,306	1,409,284
COLT Mortgage Loan Trust
1.167% due 06/25/66 § ~	1,191,381	1,098,603
1.419% due 09/27/66 § ~	790,255	735,154
1.506% due 04/27/65 § ~	209,524	209,011
3.901% due 02/25/67 § ~	1,920,000	1,918,509
Connecticut Avenue Securities Trust
1.099% (SOFR + 1.000%) due 12/25/41 § ~	1,416,642	1,402,934
1.299% (SOFR + 1.200%) due 01/25/42 § ~	3,219,654	3,194,601
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 § ~	545,165	515,105
0.973% due 05/25/65 § ~	336,178	326,625

	Principal Amount	Value
1.260% due 04/25/66 § ~	$596,735	$563,214
1.692% due 05/25/65 ~	203,887	203,771
Eagle RE Ltd. (Bermuda) 1.649% (SOFR + 1.550%) due 04/25/34 § ~	920,000	915,487
Ellington Financial Mortgage Trust
0.797% due 02/25/66 § ~	362,087	349,027
0.931% due 06/25/66 § ~	702,461	659,964
1.106% due 02/25/66 § ~	311,024	299,470
1.241% due 09/25/66 § ~	900,407	826,624
1.291% due 06/25/66 § ~	676,851	633,919
1.550% due 09/25/66 § ~	647,922	593,998
2.006% due 05/25/65 § ~	460,899	458,772
2.739% due 11/25/59 § ~	339,100	334,288
3.046% due 11/25/59 § ~	304,321	299,669
Fannie Mae 3.000% due 11/25/47	2,378,732	2,347,935
Fannie Mae Connecticut Avenue Securities
1.307% (USD LIBOR + 0.850%) due 07/25/30 §	1,302,263	1,295,109
1.557% (USD LIBOR + 1.100%) due 11/25/29 §	2,096,790	2,100,523
1.657% (USD LIBOR + 1.200%) due 01/25/30 §	674,728	662,791
1.807% (USD LIBOR + 1.350%) due 09/25/29 §	72,443	71,892
2.199% due 03/25/42 § ~	1,925,000	1,923,951
2.557% (USD LIBOR + 2.100%) due 03/25/31 §	1,903,096	1,900,262
4.907% (USD LIBOR + 4.450%) due 01/25/29 §	958,875	996,443
Flagstar Mortgage Trust
1.307% (USD LIBOR + 0.850%) due 03/25/50 § ~	472,153	470,253
4.000% due 09/25/48 § ~	340,825	341,392
Freddie Mac STACR Trust
0.749% (SOFR + 0.650%) due 01/25/51 § ~	62,485	62,357
0.799% (SOFR + 0.700%) due 08/25/33 § ~	1,026,723	1,021,438
0.949% (SOFR + 0.850%) due 09/25/41 § ~	1,040,000	1,015,272
0.999% (SOFR + 0.900%) due 12/25/50 § ~	69,618	69,474
1.049% (SOFR + 0.950%) due 12/25/41 § ~	1,735,000	1,692,844
1.207% (USD LIBOR + 0.750%) due 10/25/48 § ~	102,731	102,647
1.407% (USD LIBOR + 0.950%) due 12/25/30 § ~	691,537	689,167
1.599% (SOFR + 1.500%) due 10/25/41 § ~	1,125,000	1,071,265
1.749% (SOFR + 1.650%) due 01/25/34 § ~	920,000	905,600
1.857% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,033,001	1,019,504
2.307% (USD LIBOR + 1.850%) due 02/25/50 § ~	1,655,106	1,652,257
2.807% (USD LIBOR + 2.350%) due 02/25/49 § ~	2,533,720	2,536,062
3.557% (USD LIBOR + 3.100%) due 03/25/50 § ~	845,160	849,641
3.607% (USD LIBOR + 3.150%) due 09/25/50 § ~	144,628	144,829
7.000% due 09/15/30	128,823	139,363
Freddie Mac Structured Agency Credit Risk Debt Notes
0.899% (SOFR + 0.800%) due 08/25/33 § ~	747,612	742,444
1.899% (SOFR + 1.800%) due 11/25/41 § ~	1,160,000	1,104,894
Freddie Mac Whole Loan Securities Trust 3.844% due 05/25/47 § ~	223,649	223,224

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
FWD Securitization Trust 2.240% due 01/25/50 § ~	$1,105,080	$1,092,606
Galton Funding Mortgage Trust
2.310% due 01/25/60 § ~	49,205	48,917
2.832% due 01/25/60 § ~	1,085,000	1,041,785
3.339% due 10/25/59 § ~	680,000	660,695
3.500% due 11/25/57 § ~	301,414	300,602
4.000% due 02/25/59 § ~	196,199	196,706
4.500% due 02/25/59 § ~	268,435	269,804
GS Mortgage-Backed Securities Corp. Trust
1.017% due 07/25/61 § ~	735,837	708,421
2.500% due 10/25/51 § ~	2,784,997	2,679,577
GS Mortgage-Backed Securities Trust
1.633% due 07/25/44 § ~	21,397	21,577
2.500% due 01/25/52 § ~	1,095,967	1,055,619
2.500% due 06/25/52 § ~	3,520,790	3,393,104
Homeward Opportunities Fund I Trust 1.657% due 05/25/65 § ~	630,985	627,597
Hundred Acre Wood Trust 2.500% due 07/25/51 § ~	1,856,065	1,781,757
Imperial Fund Mortgage Trust 1.516% due 09/25/56 § ~	1,143,367	1,061,250
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	543,789	540,837
3.500% due 08/25/50 § ~	376,601	374,751
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 § ~	1,556,143	1,491,685
MFA Trust 0.852% due 01/25/56 § ~	830,763	806,306
New Residential Mortgage Loan Trust
0.943% due 07/25/55 § ~	1,315,778	1,279,836
1.650% due 05/24/60 § ~	751,213	738,567
2.464% due 01/26/60 § ~	382,178	380,557
2.500% due 06/25/51 § ~	1,238,115	1,188,536
2.500% due 09/25/51 § ~	3,279,904	3,159,153
2.710% due 11/25/59 § ~	719,543	716,635
NLT Trust
1.162% due 08/25/56 § ~	3,604,995	3,392,485
1.520% due 08/25/56 § ~	925,989	871,809
OBX Trust
1.054% due 07/25/61 § ~	863,840	814,028
1.207% (USD LIBOR + 0.750%) due 02/25/60 § ~	460,834	458,436
1.357% (USD LIBOR + 0.900%) due 10/25/59 § ~	185,701	189,006
1.407% (USD LIBOR + 0.950%) due 02/25/60 § ~	753,555	749,515
1.657% (USD LIBOR + 1.200%) due 06/25/59 § ~	272,040	270,981
2.500% due 05/25/51 § ~	2,114,115	2,036,283
3.000% due 01/25/60 § ~	668,262	659,420
3.000% due 05/25/60 § ~	1,355,043	1,336,284
3.500% due 12/25/49 § ~	209,241	208,166
3.500% due 02/25/60 § ~	712,899	697,969
PSMC Trust
2.500% due 03/25/51 § ~	2,924,294	2,806,843
2.500% due 05/25/51 § ~	2,282,305	2,194,518
Sequoia Mortgage Trust
4.000% due 06/25/48 § ~	297,328	298,064
4.000% due 08/25/48 § ~	207,582	208,590
4.000% due 10/25/48 § ~	48,748	48,933
4.500% due 08/25/48 § ~	51,241	51,567
SG Residential Mortgage Trust
1.381% due 05/25/65 § ~	507,554	498,879
3.166% due 03/27/62 § ~	2,110,000	2,073,483
STACR Trust
1.357% (USD LIBOR + 0.900%) due 09/25/48 § ~	863,276	861,870
1.707% (USD LIBOR + 1.250%) due 02/25/47 § ~	374,870	373,777
Starwood Mortgage Residential Trust
0.943% due 05/25/65 § ~	1,377,722	1,349,423

	Principal Amount	Value
1.162% due 08/25/56 § ~	$2,845,582	$2,738,217
2.408% due 02/25/50 § ~	804,654	788,701
2.610% due 09/27/49 § ~	30,031	30,108
2.916% due 09/27/49 § ~	665,197	654,045
Towd Point Mortgage Trust
2.750% due 08/25/55 § ~	27,946	27,948
3.000% due 02/25/55 § ~	60,344	60,487
3.250% due 07/25/58 § ~	1,014,854	1,020,119
3.658% due 03/25/58 § ~	1,048,458	1,046,968
3.750% due 05/25/58 § ~	570,934	571,221
TRK Trust 1.409% due 07/25/56 § ~	551,606	514,977
UWM Mortgage Trust 2.500% due 09/25/51 § ~	595,660	571,341
Verus Securitization Trust
0.918% due 02/25/64 § ~	975,235	957,063
1.031% due 02/25/66 § ~	879,195	849,162
1.052% due 01/25/66 § ~	685,029	663,639
1.155% due 01/25/66 § ~	407,880	393,575
1.373% due 09/25/66 § ~	964,282	891,941
1.829% due 10/25/66 § ~	3,354,609	3,183,330
1.977% due 03/25/60 § ~	149,628	147,670
2.226% due 05/25/60 § ~	898,168	892,294
2.724% due 01/25/60 § ~	1,013,291	1,008,842
2.913% due 07/25/59 § ~	719,905	721,430
3.000% due 11/25/59 § ~	512,076	511,947
3.100% due 11/25/59 § ~	822,895	822,819
3.117% due 07/25/59 § ~	958,763	960,674
3.288% due 01/25/67 § ~	3,453,042	3,359,626
Vista Point Securitization Trust
1.763% due 03/25/65 § ~	323,122	322,740
2.496% due 04/25/65 § ~	352,847	344,172
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 12/25/50 § ~	2,445,900	2,343,394
2.500% due 09/25/51 § ~	1,947,145	1,865,541
ZH Trust 2.253% due 02/18/27 ~	1,215,000	1,206,446

		136,914,234

Fannie Mae - 2.0%
due 04/13/52 #	8,785,000	8,886,844
1.749% (USD LIBOR + 1.541%) due 01/01/35 §	2,965	3,070
1.982% (USD LIBOR + 1.535%) due 02/01/33 §	19,955	19,952
2.000% due 10/01/50	724,383	675,169
2.221% (USD LIBOR + 1.610%) due 04/01/33 §	19,550	19,541
2.285% (UST + 2.256%) due 06/01/33 §	273,858	288,863
2.383% (UST + 2.258%) due 06/01/35 §	71,584	71,759
2.397% (UST + 2.215%) due 02/01/33 §	39,682	39,640
2.500% due 01/01/52	1,648,083	1,575,100
3.000% due 09/01/28 - 02/01/35	2,710,381	2,744,597
3.500% due 01/01/44 - 01/01/52	1,784,451	1,806,642
4.000% due 03/01/41 - 12/01/49	502,365	516,146
4.500% due 05/01/25 - 01/01/50	3,518,838	3,655,083
5.000% due 07/01/24 - 02/01/49	1,637,124	1,762,051
5.500% due 01/01/36 - 06/01/39	1,184,464	1,302,154
6.000% due 03/01/37 - 02/01/49	3,118,539	3,499,438
6.500% due 05/01/33	307,886	334,328
7.000% due 05/01/33 - 06/01/33	136,695	147,003

		27,347,380

Freddie Mac - 0.3%
2.076% (UST + 1.951%) due 02/01/35 §	58,003	57,903
2.225% (USD LIBOR + 1.725%) due 03/01/35 §	29,333	29,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
2.334% (UST + 2.229%) due 09/01/35 §	$185,743	$192,207
2.377% (UST + 2.250%) due 08/01/35 §	184,340	192,810
2.500% due 01/01/52	1,744,764	1,668,867
4.000% due 12/01/49	298,574	308,422
4.500% due 05/01/50	256,871	267,350
5.000% due 12/01/41	566,664	598,286
5.500% due 07/01/38 - 06/01/41	310,290	342,610
7.000% due 03/01/39	210,109	229,327
7.500% due 06/01/38	200,615	219,773

		4,106,880

Government National Mortgage Association - 1.0%
due 04/21/52 #	6,400,000	6,437,000
1.625% (UST + 1.500%) due 09/20/34 §	332,454	335,637
2.000% (UST + 1.500%) due 01/20/35 §	451,897	469,525
3.000% due 09/20/47	1,304,101	1,299,065
4.000% due 10/20/50	780,594	800,743
4.500% due 08/20/47	129,891	137,265
5.000% due 12/20/34 - 05/20/48	1,741,068	1,854,839
5.500% due 09/15/45 - 02/20/49	1,544,325	1,694,041
6.000% due 07/15/36	206,458	231,582

		13,259,697

Total Mortgage-Backed Securities (Cost $273,376,939)		266,258,844

ASSET-BACKED SECURITIES - 14.2%
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	1,665,000	1,582,738
0.970% due 02/18/26	800,000	787,159
1.060% due 08/18/26	980,000	941,803
1.210% due 12/18/26	1,030,000	974,219
1.290% due 06/18/27	2,095,000	1,955,864
1.590% due 10/20/25	1,215,000	1,200,714
1.800% due 12/18/25	1,175,000	1,146,915
3.080% due 12/18/23	4,700,000	4,717,259
3.820% due 03/18/24	6,575,000	6,638,106
Applebee’s Funding LLC/IHOP Funding LLC 4.194% due 06/05/49 ~	3,880,800	3,865,680
Arbor Realty Commercial Real Estate Notes Ltd.
1.467% (USD LIBOR + 1.070%) due 08/15/34 § ~	2,245,000	2,233,848
1.747% (USD LIBOR + 1.350%) due 11/15/36 § ~	1,590,000	1,578,881
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	903,691
3.350% due 09/22/25 ~	1,355,000	1,360,819
3.410% due 09/20/23 ~	1,135,000	1,139,774
4.950% due 03/20/25 ~	745,000	755,316
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	1,892,935	1,867,567
Bayview Opportunity Master Fund IVa Trust
3.500% due 01/28/55 § ~	860,440	855,727
3.500% due 06/28/57 § ~	1,655,037	1,648,631
3.500% due 08/28/57 § ~	1,545,492	1,503,317
Blackbird Capital Aircraft Lease Securitization Ltd. (Cayman) 2.487% due 12/16/41 § ~	1,020,000	972,344
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	378,917	374,304
BSPRT Issuer Ltd. (Cayman) 1.550% (SOFR + 1.500%) due 02/15/37 § ~	2,795,000	2,779,359
CarMax Auto Owner Trust
1.090% due 03/16/26	2,730,000	2,641,453
3.010% due 12/16/24	3,280,000	3,299,856

	Principal Amount	Value
CBAM Ltd. (Cayman) 1.521% (USD LIBOR + 1.280%) due 02/12/30 § ~	$5,835,000	$5,819,746
Cedar Funding XIV CLO Ltd. (Cayman) 1.341% (USD LIBOR + 1.100%) due 07/15/33 § ~	2,230,000	2,216,620
CIFC Funding Ltd. (Cayman) 1.309% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,990,000	3,973,845
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,101,575
2.010% due 12/16/24	1,814,521	1,816,650
3.010% due 04/15/24	240,646	241,923
3.470% due 10/15/25	795,000	795,462
Daimler Trucks Retail Trust 1.370% due 06/15/27	1,940,000	1,921,878
Dryden 86 CLO Ltd. (Cayman) 1.341% (USD LIBOR + 1.100%) due 07/17/34 § ~	2,225,000	2,195,127
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	352,539	352,413
2.730% due 04/25/28 ~	660,485	658,408
Exeter Automobile Receivables Trust 3.020% due 06/15/28	995,000	969,205
Ford Credit Auto Lease Trust 2.050% due 06/15/23	1,040,000	1,041,859
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	1,355,000	1,260,208
3.520% due 07/15/30 ~	4,155,000	4,203,822
Ford Credit Floorplan Master Owner Trust Class A 1.420% due 09/15/25	1,885,000	1,841,807
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	3,280,000	3,270,245
2.560% due 07/22/24	860,000	864,153
GM Financial Consumer Automobile Receivables Trust
1.050% due 05/18/26	1,005,000	967,494
1.490% due 12/16/24	421,788	421,115
GMF Floorplan Owner Revolving Trust 1.030% due 08/15/25 ~	830,000	811,821
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	310,442	310,314
2.740% due 02/25/39 ~	1,020,824	997,297
2.960% due 12/26/28 ~	86,531	86,307
Hyundai Auto Receivables Trust
1.410% due 11/15/24	1,185,849	1,181,428
1.600% due 12/15/26	1,360,000	1,316,772
2.940% due 05/15/25	1,340,000	1,349,195
KKR CLO 29 Ltd. (Cayman) 1.441% (USD LIBOR + 1.200%) due 01/15/32 § ~	2,500,000	2,493,087
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	1,000,624	999,818
Madison Park Funding XXIII Ltd. (Cayman)
1.238% (USD LIBOR + 0.970%) due 07/27/31 § ~	2,610,000	2,590,770
1.818% (USD LIBOR + 1.550%) due 07/27/31 § ~	1,675,000	1,667,197
2.136% (SOFR + 1.290%) due 10/15/32 § ~	3,565,000	3,559,157
Magnetite XXV Ltd. (Cayman) 1.458% (USD LIBOR + 1.200%) due 01/25/32 § ~	670,000	668,121
MF1 Ltd. (Cayman) 1.511% (USD LIBOR + 1.080%) due 10/16/36 § ~	1,635,000	1,617,555
MVW LLC 2.730% due 10/20/37 ~	385,347	377,061
MVW Owner Trust
2.420% due 12/20/34 ~	162,113	161,517
2.750% due 12/20/34 ~	55,206	54,710
2.890% due 11/20/36 ~	1,162,916	1,149,456
2.990% due 12/20/34 ~	148,968	147,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	$646,890	$625,847
1.220% due 07/15/69 ~	533,753	521,198
1.310% due 01/15/69 ~	339,750	329,166
1.690% due 05/15/69 ~	971,172	945,661
2.150% due 11/15/68 ~	4,645,000	4,470,724
2.230% due 07/15/70 ~	3,335,000	3,226,262
2.400% due 10/15/68 ~	778,618	773,993
2.460% due 11/15/68 ~	1,339,693	1,287,572
2.640% due 05/15/68 ~	1,604,629	1,581,608
3.420% due 01/15/43 ~	2,268,954	2,274,572
Navistar Financial Dealer Note Master Trust
1.407% (USD LIBOR + 0.950%) due 07/25/25 § ~	1,599,000	1,600,012
1.807% (USD LIBOR + 1.350%) due 07/25/25 § ~	1,720,000	1,724,008
Nelnet Student Loan Trust 1.320% due 04/20/62 ~	1,284,658	1,208,025
Neuberger Berman Loan Advisers CLO 26 Ltd. (Cayman) 1.641% (USD LIBOR + 1.400%) due 10/18/30 § ~	1,755,000	1,737,450
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman) 1.238% (USD LIBOR + 0.990%) due 01/20/32 § ~	3,755,000	3,721,529
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman) 1.301% (USD LIBOR + 1.060%) due 04/16/33 § ~	1,085,000	1,076,579
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	576,923	574,530
OCP CLO Ltd. (Cayman)
1.374% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,162,290
1.791% (USD LIBOR + 1.550%) due 07/15/30 § ~	2,710,000	2,690,454
Octane Receivables Trust 1.210% due 09/20/28 ~	1,231,888	1,201,759
Palmer Square CLO Ltd. (Cayman) 1.586% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,505,000	4,477,180
Santander Bank NA - SBCLN 1.833% due 12/15/31 ~	473,726	465,468
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,764,210
Santander Drive Auto Receivables Trust
0.690% due 03/17/25	2,109,827	2,106,556
1.010% due 01/15/26	1,610,000	1,592,171
3.760% due 07/16/29	3,340,000	3,324,446
Santander Retail Auto Lease Trust
1.110% due 03/20/26 ~	1,290,000	1,224,757
1.860% due 02/21/23 ~	951,552	951,951
2.520% due 11/20/24 ~	1,245,000	1,239,690
2.880% due 06/20/24 ~	3,130,000	3,141,912
Sierra Timeshare Receivables Funding LLC 3.510% due 07/20/37 ~	545,085	535,886
SMB Private Education Loan Trust
1.117% (USD LIBOR + 0.720%) due 01/15/37 § ~	2,363,389	2,351,980
1.290% due 07/15/53 ~	1,714,415	1,632,275
1.310% due 07/17/51 ~	2,949,963	2,806,530
1.600% due 09/15/54 ~	5,256,506	4,978,881
1.897% (USD LIBOR + 1.500%) due 04/15/32 § ~	1,652,735	1,663,182
Symphony CLO XXIII Ltd. (Cayman) 1.261% (USD LIBOR + 1.020%) due 01/15/34 § ~	3,645,000	3,616,433

	Principal Amount	Value
Symphony CLO XXVI Ltd. (Cayman) 1.334% (USD LIBOR + 1.080%) due 04/20/33 § ~	$1,110,000	$1,103,340
Symphony Static CLO I Ltd. (Cayman) 1.579% (USD LIBOR + 1.450%) due 10/25/29 § ~	2,825,000	2,796,975
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,025,293
World Omni Auto Receivables Trust
1.640% due 08/17/26	825,000	809,188
2.550% due 09/15/28	1,105,000	1,079,565
World Omni Select Auto Trust
0.840% due 06/15/26	1,200,000	1,184,344
1.250% due 10/15/26	1,375,000	1,347,596

Total Asset-Backed Securities (Cost $190,819,622)		188,150,719

U.S. TREASURY OBLIGATIONS - 14.0%
U.S. Treasury Notes - 14.0%
0.125% due 04/30/23 ‡	15,690,000	15,413,798
0.125% due 05/31/23	9,690,000	9,494,118
0.125% due 06/30/23	8,580,000	8,388,458
0.125% due 07/15/23	6,380,000	6,228,600
0.125% due 07/31/23	22,140,000	21,586,932
0.125% due 08/15/23	2,795,000	2,722,123
0.125% due 08/31/23	57,110,000	55,566,245
0.250% due 09/30/23	3,685,000	3,583,447
0.500% due 11/30/23	10,830,000	10,528,156
0.750% due 12/31/23	14,330,000	13,961,114
0.875% due 01/31/24	7,080,000	6,900,788
1.500% due 02/29/24	13,710,000	13,511,312
1.750% due 03/15/25	18,890,000	18,491,539

		186,376,630

Total U.S. Treasury Obligations (Cost $190,346,768)		186,376,630

FOREIGN GOVERNMENT BONDS & NOTES - 0.1%
Korea Hydro & Nuclear Power Co. Ltd. (South Korea) 1.250% due 04/27/26 ~	1,790,000	1,669,935

Total Foreign Government Bonds & Notes (Cost $1,781,575)		1,669,935

MUNICIPAL BONDS - 0.2%
Golden State Tobacco Securitization Corp. 1.711% due 06/01/24	1,505,000	1,464,763
Long Island Power Authority 0.764% due 03/01/23	720,000	712,491

Total Municipal Bonds (Cost $2,225,000)		2,177,254

SHORT-TERM INVESTMENTS - 3.4%
Corporate Bonds & Notes - 0.0%
Pacific Gas & Electric Co. 1.338% (SOFR + 1.150%) due 11/14/22 §	350,000	350,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 3.4%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $45,619,649; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $46,532,061)	$45,619,649	$45,619,649

Total Short-Term Investments (Cost $45,969,649)		45,969,781

TOTAL INVESTMENTS - 102.3% (Cost $1,390,370,375)		1,361,351,384

DERIVATIVES - (0.2%)		(2,098,860)

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(28,440,178)

NET ASSETS - 100.0%		$1,330,812,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/22	966	$207,592,477	$204,716,532	($2,875,945)
U.S. Treasury Ultra 10-Year Notes	06/22	56	7,794,919	7,586,250	(208,669)

					(3,084,614)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	06/22	273	31,981,856	31,309,687	672,169
U.S. Treasury 10-Year Notes	06/22	84	10,635,085	10,321,500	313,585

					985,754

Total Futures Contracts					($2,098,860)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$670,748,221	$-	$670,748,221	$-
	Mortgage-Backed Securities	266,258,844	-	266,258,844	-
	Asset-Backed Securities	188,150,719	-	188,150,719	-
	U.S. Treasury Obligations	186,376,630	-	186,376,630	-
	Foreign Government Bonds & Notes	1,669,935	-	1,669,935	-
	Municipal Bonds	2,177,254	-	2,177,254	-
	Short-Term Investments	45,969,781	-	45,969,781	-
	Derivatives:
	Interest Rate Contracts
	Futures	985,754	985,754	-	-

	Total Assets	1,362,337,138	985,754	1,361,351,384	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(3,084,614)	(3,084,614)	-	-

	Total Liabilities	(3,084,614)	(3,084,614)	-	-

	Total	$1,359,252,524	($2,098,860)	$1,361,351,384	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.4%
iShares JP Morgan USD Emerging Markets Bond	40,502	$3,959,476

Total Exchange-Traded Fund (Cost $3,873,301)		3,959,476

	Principal Amount
CORPORATE BONDS & NOTES - 36.0%
Azerbaijan - 1.2%
International Bank of Azerbaijan OJSC 3.500% due 09/01/24 ~	$2,250,000	2,115,000
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	950,000	1,040,274
State Oil Co. of the Azerbaijan Republic 6.950% due 03/18/30 ~	180,000	200,137

		3,355,411

Brazil - 2.2%
CSN Inova Ventures 6.750% due 01/28/28 ~	1,800,000	1,867,275
Itau Unibanco Holding SA 6.125% due 12/12/22 ~	2,250,000	2,247,007
MARB BondCo PLC 3.950% due 01/29/31 ~	800,000	711,004
MC Brazil Downstream Trading SARL 7.250% due 06/30/31 ~	1,500,000	1,382,108

		6,207,394

Burkina Faso - 0.4%
Endeavour Mining PLC 5.000% due 10/14/26 ~	1,100,000	1,014,508

Chile - 0.3%
Alfa Desarrollo SpA 4.550% due 09/27/51 ~	1,007,277	875,777

China - 2.2%
Agile Group Holdings Ltd.
5.500% due 04/21/25 ~	450,000	156,487
6.050% due 10/13/25 ~	250,000	81,313
Kaisa Group Holdings Ltd.
9.950% due 07/23/25 ~	500,000	91,375
10.875% due 07/23/23 ~	500,000	98,750
Logan Group Co. Ltd.
4.250% due 07/12/25 ~	700,000	154,000
4.850% due 12/14/26 ~	375,000	78,750
5.250% due 10/19/25 ~	200,000	42,000
5.750% due 01/14/25 ~	200,000	48,500
Powerlong Real Estate Holdings Ltd.
4.900% due 05/13/26 ~	400,000	140,000
6.250% due 08/10/24 ~	300,000	115,500
6.950% due 07/23/23 ~	300,000	121,500
Prosus NV 3.257% due 01/19/27 ~	3,050,000	2,791,081
Sunac China Holdings Ltd.
5.950% due 04/26/24 ~	325,000	83,363
6.800% due 10/20/24 ~	1,025,000	258,812
7.000% due 07/09/25 ~	200,000	48,800
Tencent Holdings Ltd.
3.680% due 04/22/41 ~	600,000	531,643

	Principal Amount	Value
3.925% due 01/19/38 ~	$1,150,000	$1,069,812
4.525% due 04/11/49 ~	325,000	318,611

		6,230,297

Colombia - 0.1%
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 1,198,000,000	276,912

Czech Republic - 0.6%
Energo-Pro AS 8.500% due 02/04/27 ~	$1,725,000	1,638,750

Ghana - 1.3%
Kosmos Energy Ltd.
7.125% due 04/04/26 ~	1,400,000	1,370,614
7.500% due 03/01/28 ~	1,600,000	1,545,840
7.750% due 05/01/27 ~	675,000	665,509

		3,581,963

Hong Kong - 0.7%
Melco Resorts Finance Ltd.
5.250% due 04/26/26 ~	350,000	318,682
5.625% due 07/17/27 ~	675,000	611,017
5.750% due 07/21/28 ~	1,050,000	929,775

		1,859,474

India - 1.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/30 ~	1,950,000	1,767,544
HDFC Bank Ltd. 3.700% due 08/25/26 ~	3,025,000	2,809,469

		4,577,013

Israel - 5.3%
Bank Hapoalim BM 3.255% due 01/21/32 ~	3,175,000	2,936,875
Energean Israel Finance Ltd.
4.875% due 03/30/26 ~	2,500,000	2,423,735
5.375% due 03/30/28 ~	2,500,000	2,413,125
ICL Group Ltd. 6.375% due 05/31/38 ~	1,725,000	1,897,500
Leviathan Bond Ltd.
5.750% due 06/30/23 ~	1,150,000	1,167,140
6.125% due 06/30/25 ~	1,650,000	1,684,053
6.500% due 06/30/27 ~	2,100,000	2,162,651

		14,685,079

Macau - 0.3%
Studio City Finance Ltd. 5.000% due 01/15/29 ~	1,200,000	915,324

Malaysia - 2.4%
1MDB Global Investments Ltd. 4.400% due 03/09/23 ~	6,700,000	6,552,523

Mexico - 6.3%
America Movil SAB de CV due 04/04/32 # ~	2,200,000	2,205,500
Banco Mercantil del Norte SA 5.875% due 01/24/27 ~	2,200,000	2,040,500
Cemex SAB de CV
5.125% due 06/08/26 ~	1,050,000	1,032,040
5.200% due 09/17/30 ~	2,150,000	2,142,540
Comision Federal de Electricidad 5.000% due 09/29/36 ~	2,054,000	2,100,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Petroleos Mexicanos
5.350% due 02/12/28	$1,650,000	$1,573,712
6.625% due 06/15/35	500,000	449,050
6.700% due 02/16/32	1,500,000	1,426,560
6.750% due 09/21/47	2,562,000	2,087,313
6.840% due 01/23/30	2,300,000	2,291,478

		17,348,797

Netherlands - 0.9%
United Group BV
4.000% due 11/15/27 ~	EUR 1,100,000	1,130,270
4.625% due 08/15/28 ~	1,400,000	1,453,292

		2,583,562

Nigeria - 0.7%
IHS Holding Ltd. 5.625% due 11/29/26 ~	$1,975,000	1,878,185

Qatar - 0.6%
QIB Sukuk Ltd. 3.982% due 03/26/24 ~	1,600,000	1,624,642

Saudi Arabia - 0.5%
SA Global Sukuk Ltd. 0.946% due 06/17/24 ~	1,400,000	1,341,050

South Africa - 4.0%
Absa Group Ltd. 6.375% due 05/27/26 ~	1,950,000	1,897,155
Bidvest Group UK PLC 3.625% due 09/23/26 ~	1,750,000	1,642,848
Sasol Financing USA LLC
4.375% due 09/18/26	2,250,000	2,152,721
5.500% due 03/18/31	1,700,000	1,590,435
Stillwater Mining Co.
4.000% due 11/16/26 ~	2,750,000	2,651,000
4.500% due 11/16/29 ~	1,200,000	1,119,000

		11,053,159

Supranational - 0.8%
Africa Finance Corp. 2.875% due 04/28/28 ~	2,500,000	2,313,300

Switzerland - 0.1%
Oriflame Investment Holding PLC 5.125% due 05/04/26 ~	500,000	403,750

Ukraine - 0.7%
NPC Ukrenergo 6.875% due 11/09/26 ~	1,375,000	550,000
State Agency of Roads of Ukraine 6.250% due 06/24/28 ~	3,100,000	1,317,500

		1,867,500

United Arab Emirates - 1.4%
Galaxy Pipeline Assets Bidco Ltd. 2.160% due 03/31/34 ~	4,131,870	3,814,918

United States - 0.3%
LCPR Senior Secured Financing DAC 5.125% due 07/15/29 ~	1,000,000	956,700

	Principal Amount	Value
Venezuela - 1.0%
Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	$1,432,000	$100,240
8.500% due 10/27/22 * Y ~	13,068,500	2,221,645
9.000% due 11/17/22 * Y ~	1,780,581	131,318
9.750% due 05/17/35 * Y ~	2,733,498	181,094
12.750% due 02/17/23 * Y ~	1,152,000	84,960

		2,719,257

Total Corporate Bonds & Notes (Cost $118,243,764)		99,675,245

FOREIGN GOVERNMENT BONDS & NOTES - 51.4%
Angola - 2.1%
Angolan Government
8.000% due 11/26/29 ~	1,450,000	1,461,054
9.375% due 05/08/48 ~	200,000	197,220
9.500% due 11/12/25 ~	3,775,000	4,142,496

		5,800,770

Argentina - 2.5%
Argentine Republic Government
0.500% due 07/09/30 §	11,700,000	3,948,867
1.125% due 07/09/35 §	8,050,000	2,464,588
2.000% due 01/09/38 §	1,100,000	416,460
2.500% due 07/09/41 §	600,000	212,646

		7,042,561

Bahamas - 0.8%
Bahamas Government (Bahamas) 6.000% due 11/21/28 ~	2,675,000	2,083,183

Bahrain - 0.5%
Bahrain Government (Bahrain) 6.000% due 09/19/44 ~	1,725,000	1,509,096

Brazil - 4.3%
Brazil Notas do Tesouro Nacional (Brazil) 10.000% due 01/01/27	BRL 59,100,000	11,834,067

Colombia - 2.0%
Colombia Government
5.000% due 06/15/45	$350,000	295,876
5.200% due 05/15/49	1,150,000	984,423
5.625% due 02/26/44	2,750,000	2,499,667
6.125% due 01/18/41	1,850,000	1,800,522

		5,580,488

Dominican Republic - 1.3%
Dominican Republic
4.500% due 01/30/30 ~	500,000	460,005
4.875% due 09/23/32 ~	1,892,703	1,717,647
6.000% due 02/22/33 ~	1,325,000	1,298,182

		3,475,834

Ecuador - 1.9%
Ecuador Government
0.500% due 07/31/40 § ~	2,550,000	1,463,088
1.000% due 07/31/35 § ~	3,550,000	2,330,611
5.000% due 07/31/30 § ~	1,625,000	1,365,016

		5,158,715

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Egypt - 1.9%
Egypt Government
7.903% due 02/21/48 ~	$2,675,000	$2,180,379
8.500% due 01/31/47 ~	2,768,000	2,367,858
8.875% due 05/29/50 ~	800,000	694,736

		5,242,973

El Salvador - 1.2%
El Salvador Government
6.375% due 01/18/27 ~	650,000	325,006
7.125% due 01/20/50 ~	2,875,000	1,300,966
7.625% due 09/21/34 ~	500,000	231,950
7.625% due 02/01/41 ~	1,925,000	899,957
7.650% due 06/15/35 ~	1,330,000	632,548

		3,390,427

Indonesia - 1.9%
Indonesia Treasury 5.500% due 04/15/26	IDR 75,500,000,000	5,276,878

Iraq - 2.0%
Iraq Government (Iraq) 5.800% due 01/15/28 ~	$5,737,500	5,614,574

Ivory Coast - 2.5%
Ivory Coast Government
4.875% due 01/30/32 ~	EUR 6,275,000	6,132,660
5.875% due 10/17/31 ~	686,000	704,722

		6,837,382

Mexico - 4.5%
Mexican Bonos 7.750% due 11/23/34	MXN 240,800,000	11,584,308
Mexico Government 4.350% due 01/15/47	$950,000	880,641

		12,464,949

Nigeria - 3.1%
Nigeria Government
7.143% due 02/23/30 ~	2,575,000	2,433,504
8.250% due 09/28/51 ~	3,800,000	3,320,174
8.375% due 03/24/29 ~	2,875,000	2,909,155

		8,662,833

Oman - 1.7%
Oman Government
6.500% due 03/08/47 ~	1,550,000	1,523,349
6.750% due 01/17/48 ~	2,950,000	2,955,413
7.000% due 01/25/51 ~	275,000	282,391

		4,761,153

Poland - 0.4%
Republic of Poland Government 4.000% due 01/22/24	1,000,000	1,027,481

Romania - 3.2%
Romanian Government
1.375% due 12/02/29 ~	EUR 650,000	615,564
2.000% due 01/28/32 ~	975,000	899,660
2.000% due 04/14/33 ~	3,425,000	3,056,199
2.750% due 04/14/41 ~	1,075,000	912,619
2.875% due 04/13/42 ~	975,000	830,384
3.750% due 02/07/34 ~	2,025,000	2,096,114
3.875% due 10/29/35 ~	325,000	338,136

		8,748,676

	Principal Amount	Value
Saudi Arabia - 0.7%
Saudi Government 4.500% due 10/26/46 ~	$1,900,000	$2,004,217

South Africa - 6.5%
Republic of South Africa Government
5.000% due 10/12/46	6,425,000	5,342,638
8.750% due 01/31/44	ZAR 1,000	58
8.750% due 02/28/48	2,000	115
8.875% due 02/28/35	207,290,000	12,752,325

		18,095,136

South Korea - 1.3%
Korea Development Bank 0.838% (USD LIBOR + 0.350%) due 02/18/23 §	$2,400,000	2,402,669
Korea Government 3.875% due 09/11/23	1,300,000	1,327,328

		3,729,997

Sri Lanka - 1.2%
Sri Lanka Government
6.200% due 05/11/27 ~	800,000	380,000
6.350% due 06/28/24 ~	400,000	200,000
6.825% due 07/18/26 ~	2,064,000	1,013,114
6.850% due 11/03/25 ~	3,700,000	1,836,569

		3,429,683

Tunisia - 1.2%
Tunisian Republic
5.625% due 02/17/24 ~	EUR 600,000	455,207
5.750% due 01/30/25 ~	$2,850,000	1,926,600
6.375% due 07/15/26 ~	EUR 1,450,000	1,009,805

		3,391,612

Turkey - 0.8%
Turkey Government
5.750% due 05/11/47	$2,350,000	1,762,279
6.000% due 01/14/41	475,000	373,672

		2,135,951

Ukraine - 1.1%
Ukraine Government
6.264% due 05/31/40 § ~	1,675,000	554,961
6.876% due 05/21/29 ~	4,200,000	1,777,196
7.253% due 03/15/33 ~	700,000	307,825
7.375% due 09/25/32 ~	800,000	339,596

		2,979,578

Venezuela - 0.5%
Venezuela Government
7.750% due 10/13/22 * Y ~	913,000	79,431
8.250% due 10/13/24 * Y ~	1,784,900	155,286
9.000% due 05/07/23 * Y ~	816,000	70,992
9.250% due 09/15/27 * Y	2,467,000	214,629
9.250% due 05/07/28 * Y ~	1,282,000	111,534
11.750% due 10/21/26 * Y ~	7,749,400	674,198
12.750% due 08/23/22 * Y ~	1,624,000	141,288

		1,447,358

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Zambia - 0.3%
Zambia Government 8.500% due 04/14/24 * Y ~	$1,250,000	$909,285

Total Foreign Government Bonds & Notes (Cost $151,413,494)		142,634,857

SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $5,072,301; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $5,173,838)	5,072,301	5,072,301

Total Short-Term Investment (Cost $5,072,301)		5,072,301

TOTAL INVESTMENTS - 90.6% (Cost $278,602,860)		251,341,879

DERIVATIVES - 0.8%		2,222,657

OTHER ASSETS & LIABILITIES, NET - 8.6%		23,865,241

NET ASSETS - 100.0%		$277,429,777

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $5,075,900 or 1.8% of the Fund’s net assets were in default as of March 31, 2022.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BTP	06/22	30	$4,797,209	$4,590,162	$207,047
Euro-Bund	06/22	26	4,610,397	4,563,457	46,940

Total Futures Contracts					$253,987

(c)	Forward foreign currency contracts outstanding as of March 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	11,500,000	USD	2,320,148	04/22	HSB	$80,441	$-
CLP	7,700,000,000	USD	9,647,914	04/22	JPM	99,983	-
COP	25,900,000,000	USD	6,797,780	04/22	JPM	46,670	-
CZK	127,500,000	USD	5,689,397	04/22	JPM	73,543	-
EGP	48,500,000	USD	2,865,501	06/22	HSB	-	(235,417)
EGP	30,500,000	USD	1,639,184	06/22	HSB	14,785	-
EGP	30,000,000	USD	1,843,318	06/22	JPM	-	(216,037)
EGP	47,800,000	USD	2,517,721	06/22	JPM	75,081	-
EUR	1,925,000	USD	2,115,689	04/22	HSB	14,438	-
EUR	10,600,000	USD	11,710,109	04/22	JPM	19,426	-
HUF	1,383,000,000	USD	4,062,075	04/22	JPM	89,791	-
ILS	25,000,000	USD	7,750,334	04/22	JPM	86,620	-
MXN	25,000,000	USD	1,232,604	04/22	JPM	19,475	-
MYR	11,700,000	USD	2,775,649	04/22	GSC	-	(3,971)
PLN	24,000,000	USD	5,588,796	04/22	JPM	111,350	-
USD	8,503,441	BRL	40,900,000	04/22	JPM	-	(34,306)
USD	941,194	CLP	750,000,000	04/22	JPM	-	(8,276)
USD	13,571,275	CNH	86,800,000	04/22	JPM	-	(69,527)
USD	4,813,477	EGP	79,000,000	06/22	HSB	529,425	-
USD	4,780,750	EGP	77,800,000	06/22	JPM	560,667	-
USD	27,707,913	EUR	25,401,434	04/22	HSB	-	(400,294)
USD	2,115,041	EUR	1,900,000	04/22	HSB	12,579	-
USD	3,611,695	EUR	3,275,000	04/22	JPM	-	(12,288)
USD	2,981,637	ZAR	44,150,000	04/22	JPM	-	(31,281)

Total Forward Foreign Currency Contracts						$1,834,274	($1,011,397)

(d)	Swap agreements outstanding as of March 31, 2022 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.590%	28-Day MXN TIIE	L/L	LCH	06/12/24	MXN1,250,000,000	($214,758)	($226,827)	$12,069
1.240%	6-Month THB FIX	S/S	LCH	06/15/24	THB 1,152,000,000	(25,018)	513	(25,531)
1.813%	1-Day USD SOFR	S/Q	LCH	03/18/26	$36,200,000	(388,191)	(195,012)	(193,179)
8.270%	28-Day MXN TIIE	L/L	LCH	06/09/27	MXN 548,000,000	(99,629)	-	(99,629)
1.755%	6-Month THB FIX	S/S	LCH	06/15/27	THB 120,000,000	(5,861)	12,607	(18,468)
6.110%	1-Day INR OIS	S/S	LCH	06/15/27	INR 1,275,000,000	9,819	30,700	(20,881)
3.567%	6-Month CZK-PRIBOR	A/S	LCH	06/15/32	CZK 465,000,000	(535,412)	(243,071)	(292,341)
5.590%	6-Month HUF-BUBOR	A/S	LCH	06/15/32	HUF 1,550,000,000	(101,320)	(46,633)	(54,687)

						($1,360,370)	($667,723)	($692,647)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.150%	3-Month MYR-LIBOR	Q/Q	HSB	06/15/24	MYR 121,700,000	($122,221)	($12,734)	($109,487)

			Exchange
8.590%	28-Day MXN TIIE	L/L	LCH	06/12/24	MXN1,250,000,000	174,321	-	174,321
1.240%	6-Month THB FIX	S/S	LCH	06/15/24	THB 2,540,000,000	55,162	-	55,162
6.955%	1-Day CLP CAMARA	S/S	LCH	06/15/24	CLP24,000,000,000	-	-	-
1.813%	1-Day USD SOFR	A/A	LCH	03/18/26	$79,000,000	789,017	87,656	701,361
8.270%	28-Day MXN TIIE	L/L	LCH	06/09/27	MXN 548,000,000	136,301	185,321	(49,020)
1.755%	6-Month THB FIX	S/S	LCH	06/15/27	THB 329,000,000	15,508	-	15,508
6.110%	1-Day INR OIS	S/S	LCH	06/15/27	INR 2,794,000,000	(21,518)	-	(21,518)
3.567%	6-Month CZK-PRIBOR	A/S	LCH	06/15/32	CZK 687,000,000	791,030	-	791,030
5.590%	6-Month HUF-BUBOR	A/S	LCH	06/15/32	HUF4,300,000,000	281,083	-	281,083

						$2,220,904	$272,977	$1,947,927

Total Interest Rate Swaps – Short						$2,098,683	$260,243	$1,838,440

Total Swap Agreements						$738,313	($407,480)	$1,145,793

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Fund	$3,959,476	$3,959,476	$-	$-
	Corporate Bonds & Notes	99,675,245	-	99,675,245	-
	Foreign Government Bonds & Notes	142,634,857	-	142,634,857	-
	Short-Term Investment	5,072,301	-	5,072,301	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,834,274	-	1,834,274	-
	Interest Rate Contracts
	Futures	253,987	253,987	-	-
	Swaps	2,030,534	-	2,030,534	-

	Total Interest Rate Contracts	2,284,521	253,987	2,030,534	-

	Total Asset - Derivatives	4,118,795	253,987	3,864,808	-

	Total Assets	255,460,674	4,213,463	251,247,211	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,011,397)	-	(1,011,397)	-
	Interest Rate Contracts
	Swaps	(884,741)	-	(884,741)	-

	Total Liabilities - Derivatives	(1,896,138)	-	(1,896,138)	-

	Total Liabilities	(1,896,138)	-	(1,896,138)	-

	Total	$253,564,536	$4,213,463	$249,351,073	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Basic Materials - 2.6%
Air Products & Chemicals, Inc.	25,893	$6,470,920
Linde PLC (United Kingdom)	47,592	15,202,313
RPM International, Inc.	75,455	6,145,055
Sherwin-Williams Co.	45,104	11,258,860

		39,077,148

Communications - 1.8%
Comcast Corp. Class A	354,381	16,592,118
Walt Disney Co. *	81,066	11,119,013

		27,711,131

Consumer, Cyclical - 9.2%
Costco Wholesale Corp.	18,432	10,614,067
Cummins, Inc.	31,016	6,361,692
Dollar General Corp.	92,644	20,625,334
Hilton Worldwide Holdings, Inc. *	103,478	15,701,752
Home Depot, Inc.	55,848	16,716,982
Las Vegas Sands Corp. *	159,208	6,188,415
Marriott International, Inc. Class A *	34,820	6,119,615
McDonald’s Corp.	61,896	15,305,643
NIKE, Inc. Class B	46,610	6,271,841
Ross Stores, Inc.	175,546	15,879,891
Tractor Supply Co.	27,926	6,517,090
Walmart, Inc.	44,800	6,671,616
Yum! Brands, Inc.	67,209	7,966,283

		140,940,221

Consumer, Non-Cyclical - 26.1%
AbbVie, Inc.	159,397	25,839,848
AstraZeneca PLC ADR (United Kingdom)	236,544	15,692,329
Automatic Data Processing, Inc.	46,466	10,572,874
Avery Dennison Corp.	68,112	11,849,445
Becton Dickinson and Co.	69,899	18,593,134
Cigna Corp.	49,360	11,827,150
Cintas Corp.	8,062	3,429,494
Coca-Cola Co.	314,438	19,495,156
Colgate-Palmolive Co.	50,628	3,839,121
Danaher Corp.	125,390	36,780,649
Diageo PLC (United Kingdom)	117,619	5,966,169
Eli Lilly & Co.	55,050	15,764,668
Equifax, Inc.	29,983	7,108,969
Johnson & Johnson	98,145	17,394,238
Keurig Dr Pepper, Inc.	141,800	5,374,220
Kimberly-Clark Corp.	49,500	6,096,420
McCormick & Co., Inc.	45,953	4,586,109
Medtronic PLC	110,352	12,243,554
Mondelez International, Inc. Class A	314,207	19,725,915
Nestle SA (Switzerland)	66,912	8,699,809
PepsiCo, Inc.	121,656	20,362,781
Philip Morris International, Inc.	79,071	7,427,930
S&P Global, Inc.	22,987	9,428,808
Stryker Corp.	66,647	17,818,075
Thermo Fisher Scientific, Inc.	45,961	27,146,865
UnitedHealth Group, Inc.	78,138	39,848,036
Zoetis, Inc.	81,805	15,427,605

		398,339,371

Energy - 1.6%
EOG Resources, Inc.	124,164	14,804,074
TotalEnergies SE (France)	177,079	8,960,112

		23,764,186

	Shares	Value
Financial - 18.5%
American Express Co.	43,812	$8,192,844
American Tower Corp. REIT	69,165	17,375,631
Aon PLC Class A	48,674	15,849,715
Bank of America Corp.	375,864	15,493,114
Charles Schwab Corp.	243,512	20,530,497
Chubb Ltd.	131,113	28,045,071
CME Group, Inc.	40,512	9,636,184
Crown Castle International Corp. REIT	52,231	9,641,843
Equity Residential REIT	241,172	21,686,186
Goldman Sachs Group, Inc.	21,200	6,998,120
JPMorgan Chase & Co.	182,492	24,877,309
Marsh & McLennan Cos., Inc.	169,027	28,805,581
Morgan Stanley	180,241	15,753,063
Progressive Corp.	56,621	6,454,228
Visa, Inc. Class A	132,529	29,390,956
Wells Fargo & Co.	372,525	18,052,562
Willis Towers Watson PLC	23,607	5,576,446

		282,359,350

Industrial - 14.0%
Agilent Technologies, Inc.	107,978	14,288,729
Amphenol Corp. Class A	126,929	9,564,100
Ball Corp.	170,138	15,312,420
Deere & Co.	8,565	3,558,415
General Electric Co.	228,882	20,942,703
Honeywell International, Inc.	104,554	20,344,117
Howmet Aerospace, Inc.	170,538	6,129,136
Illinois Tool Works, Inc.	55,556	11,633,426
JB Hunt Transport Services, Inc.	46,881	9,413,236
Northrop Grumman Corp.	29,939	13,389,320
Otis Worldwide Corp.	80,700	6,209,865
Rockwell Automation, Inc.	9,068	2,539,312
Sealed Air Corp.	152,450	10,208,052
TE Connectivity Ltd.	89,968	11,784,009
Union Pacific Corp.	77,267	21,110,117
United Parcel Service, Inc. Class B	82,212	17,631,185
Waste Connections, Inc.	136,461	19,063,602

		213,121,744

Technology - 18.1%
Accenture PLC Class A	84,404	28,463,561
Apple, Inc.	354,716	61,936,961
Applied Materials, Inc.	71,018	9,360,172
Broadridge Financial Solutions, Inc.	79,542	12,385,485
Fidelity National Information Services, Inc.	143,152	14,375,324
Microchip Technology, Inc.	109,936	8,260,591
Microsoft Corp.	293,282	90,421,773
QUALCOMM, Inc.	50,106	7,657,199
Roper Technologies, Inc.	47,412	22,389,369
Texas Instruments, Inc.	115,525	21,196,527

		276,446,962

Utilities - 4.3%
Ameren Corp.	150,307	14,092,784
American Water Works Co., Inc.	33,581	5,558,663
Atmos Energy Corp.	76,371	9,125,571
CMS Energy Corp.	178,700	12,498,278
NextEra Energy, Inc.	189,363	16,040,940
WEC Energy Group, Inc.	87,718	8,755,133

		66,071,369

Total Common Stocks (Cost $933,523,321)		1,467,831,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.8%
Repurchase Agreement - 3.8%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $58,378,304; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $59,545,920)	$58,378,304	$58,378,304

Total Short-Term Investment (Cost $58,378,304)		58,378,304

TOTAL INVESTMENTS - 100.0% (Cost $991,901,625)		1,526,209,786

OTHER ASSETS & LIABILITIES, NET - 0.0%		155,244

NET ASSETS - 100.0%		$1,526,365,030

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$39,077,148	$39,077,148	$-	$-
	Communications	27,711,131	27,711,131	-	-
	Consumer, Cyclical	140,940,221	140,940,221	-	-
	Consumer, Non-Cyclical	398,339,371	383,673,393	14,665,978	-
	Energy	23,764,186	14,804,074	8,960,112	-
	Financial	282,359,350	282,359,350	-	-
	Industrial	213,121,744	213,121,744	-	-
	Technology	276,446,962	276,446,962	-	-
	Utilities	66,071,369	66,071,369	-	-

	Total Common Stocks	1,467,831,482	1,444,205,392	23,626,090	-

	Short-Term Investment	58,378,304	-	58,378,304	-

	Total	$1,526,209,786	$1,444,205,392	$82,004,394	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any,on page 302

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Basic Materials - 2.1%
Air Products & Chemicals, Inc.	24,737	$6,182,024
Albemarle Corp.	13,079	2,892,421
Celanese Corp.	12,079	1,725,727
CF Industries Holdings, Inc.	24,078	2,481,479
Dow, Inc.	82,081	5,230,201
DuPont de Nemours, Inc.	57,448	4,227,024
Eastman Chemical Co.	14,195	1,590,692
Ecolab, Inc.	27,723	4,894,773
FMC Corp.	14,522	1,910,659
Freeport-McMoRan, Inc.	164,906	8,202,424
International Flavors & Fragrances, Inc.	28,050	3,683,806
International Paper Co.	41,666	1,922,886
Linde PLC (United Kingdom)	57,186	18,266,924
LyondellBasell Industries NV Class A	29,047	2,986,612
Mosaic Co.	42,262	2,810,423
Newmont Corp.	88,971	7,068,746
Nucor Corp.	30,163	4,483,730
PPG Industries, Inc.	27,086	3,550,162
Sherwin-Williams Co.	26,913	6,718,023

		90,828,736

Communications - 14.2%
Alphabet, Inc. Class A *	33,556	93,330,981
Alphabet, Inc. Class C *	30,990	86,554,760
Amazon.com, Inc. *	48,824	159,163,799
Arista Networks, Inc. *	25,070	3,484,229
AT&T, Inc.	796,728	18,826,683
Booking Holdings, Inc. *	4,570	10,732,417
CDW Corp.	15,307	2,738,269
Charter Communications, Inc. Class A *	13,374	7,295,785
Cisco Systems, Inc.	470,562	26,238,537
Comcast Corp. Class A	504,723	23,631,131
Corning, Inc.	83,587	3,085,196
Discovery, Inc. Class A *	18,403	458,603
Discovery, Inc. Class C *	36,825	919,520
DISH Network Corp. Class A *	25,296	800,618
eBay, Inc.	69,111	3,957,296
Etsy, Inc. *	14,276	1,774,221
Expedia Group, Inc. *	17,141	3,353,979
F5, Inc. *	7,024	1,467,665
FactSet Research Systems, Inc.	4,179	1,814,313
Fox Corp. Class A	34,199	1,349,151
Fox Corp. Class B	17,937	650,754
Interpublic Group of Cos., Inc.	45,394	1,609,217
Juniper Networks, Inc.	36,259	1,347,384
Lumen Technologies, Inc.	106,857	1,204,278
Match Group, Inc. *	32,299	3,512,193
Meta Platforms, Inc. Class A *	257,626	57,285,717
Motorola Solutions, Inc.	18,729	4,536,164
Netflix, Inc. *	49,533	18,554,566
News Corp. Class A	44,294	981,112
News Corp. Class B	11,101	249,995
NortonLifeLock, Inc.	65,904	1,747,774
Omnicom Group, Inc.	22,852	1,939,678
Paramount Global Class B	68,683	2,596,904
T-Mobile US, Inc. *	64,947	8,335,947
Twitter, Inc. *	91,232	3,529,766
VeriSign, Inc. *	10,715	2,383,659
Verizon Communications, Inc.	468,375	23,859,023
Walt Disney Co. *	203,130	27,861,311

		613,162,595

Consumer, Cyclical - 9.6%
Advance Auto Parts, Inc.	6,813	1,410,018
Alaska Air Group, Inc. *	13,969	810,342

	Shares	Value
American Airlines Group, Inc. *	73,874	$1,348,201
Aptiv PLC *	29,809	3,568,435
AutoZone, Inc. *	2,290	4,682,088
Bath & Body Works, Inc.	27,340	1,306,852
Best Buy Co., Inc.	23,657	2,150,421
BorgWarner, Inc.	27,071	1,053,062
Caesars Entertainment, Inc. *	23,222	1,796,454
CarMax, Inc. *	18,749	1,808,904
Carnival Corp. *	89,646	1,812,642
Chipotle Mexican Grill, Inc. *	3,127	4,947,008
Copart, Inc. *	23,498	2,948,294
Costco Wholesale Corp.	49,474	28,489,603
Cummins, Inc.	15,678	3,215,715
Darden Restaurants, Inc.	13,788	1,833,115
Delta Air Lines, Inc. *	72,275	2,859,922
Dollar General Corp.	25,575	5,693,762
Dollar Tree, Inc. *	24,851	3,979,888
Domino’s Pizza, Inc.	4,140	1,685,021
DR Horton, Inc.	36,012	2,683,254
Fastenal Co.	63,486	3,771,068
Ford Motor Co.	441,216	7,460,963
General Motors Co. *	162,115	7,090,910
Genuine Parts Co.	16,350	2,060,427
Hasbro, Inc.	13,770	1,128,038
Hilton Worldwide Holdings, Inc. *	30,947	4,695,898
Home Depot, Inc.	116,507	34,874,040
Las Vegas Sands Corp. *	37,024	1,439,123
Lennar Corp. Class A	29,951	2,431,123
Live Nation Entertainment, Inc. *	14,784	1,739,190
LKQ Corp.	29,051	1,319,206
Lowe’s Cos., Inc.	75,171	15,198,825
Marriott International, Inc. Class A *	30,475	5,355,981
McDonald’s Corp.	83,371	20,615,981
MGM Resorts International	40,336	1,691,692
Newell Brands, Inc.	45,309	970,066
NIKE, Inc. Class B	142,397	19,160,940
Norwegian Cruise Line Holdings Ltd. *	48,659	1,064,659
NVR, Inc. *	365	1,630,554
O’Reilly Automotive, Inc. *	7,556	5,175,558
PACCAR, Inc.	39,625	3,489,774
Penn National Gaming, Inc. *	19,653	833,680
Pool Corp.	4,427	1,871,957
PulteGroup, Inc.	27,660	1,158,954
PVH Corp.	6,786	519,875
Ralph Lauren Corp.	4,766	540,655
Ross Stores, Inc.	39,127	3,539,428
Royal Caribbean Cruises Ltd. *	24,428	2,046,578
Southwest Airlines Co. *	64,726	2,964,451
Starbucks Corp.	128,340	11,675,090
Tapestry, Inc.	28,065	1,042,615
Target Corp.	53,456	11,344,432
Tesla, Inc. *	93,401	100,648,918
TJX Cos., Inc.	133,986	8,116,872
Tractor Supply Co.	12,539	2,926,226
Ulta Beauty, Inc. *	6,002	2,390,116
Under Armour, Inc. Class A *	19,997	340,349
Under Armour, Inc. Class C *	23,012	358,067
United Airlines Holdings, Inc. *	36,072	1,672,298
VF Corp.	36,418	2,070,727
Walgreens Boots Alliance, Inc.	79,007	3,537,143
Walmart, Inc.	157,837	23,505,086
Whirlpool Corp.	6,457	1,115,640
WW Grainger, Inc.	4,728	2,438,655
Wynn Resorts Ltd. *	12,045	960,468
Yum! Brands, Inc.	31,925	3,784,070

		413,849,367

Consumer, Non-Cyclical - 20.0%
Abbott Laboratories	197,289	23,351,126
AbbVie, Inc.	197,244	31,975,225
ABIOMED, Inc. *	5,097	1,688,330

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Align Technology, Inc. *	8,140	$3,549,040
Altria Group, Inc.	203,088	10,611,348
AmerisourceBergen Corp.	16,681	2,580,718
Amgen, Inc.	62,844	15,196,936
Anthem, Inc.	27,080	13,302,238
Archer-Daniels-Midland Co.	62,384	5,630,780
Automatic Data Processing, Inc.	46,752	10,637,950
Avery Dennison Corp.	9,402	1,635,666
Baxter International, Inc.	55,603	4,311,457
Becton Dickinson and Co.	32,002	8,512,532
Bio-Rad Laboratories, Inc. Class A *	2,345	1,320,774
Bio-Techne Corp.	4,408	1,908,840
Biogen, Inc. *	16,379	3,449,417
Boston Scientific Corp. *	159,629	7,069,968
Bristol-Myers Squibb Co.	243,193	17,760,385
Brown-Forman Corp. Class B	20,644	1,383,561
Campbell Soup Co.	22,767	1,014,725
Cardinal Health, Inc.	30,915	1,752,880
Catalent, Inc. *	20,435	2,266,241
Centene Corp. *	65,067	5,477,991
Charles River Laboratories International, Inc. *	5,633	1,599,603
Church & Dwight Co., Inc.	26,446	2,628,203
Cigna Corp.	36,316	8,701,677
Cintas Corp.	9,758	4,150,956
Clorox Co.	13,509	1,878,156
Coca-Cola Co.	433,730	26,891,260
Colgate-Palmolive Co.	94,429	7,160,551
Conagra Brands, Inc.	55,237	1,854,306
Constellation Brands, Inc. Class A	18,667	4,299,383
Cooper Cos., Inc.	5,567	2,324,724
Corteva, Inc.	81,285	4,672,262
CVS Health Corp.	146,438	14,820,990
Danaher Corp.	70,998	20,825,843
DaVita, Inc. *	6,693	757,045
DENTSPLY SIRONA, Inc.	24,679	1,214,700
Dexcom, Inc. *	10,807	5,528,861
Edwards Lifesciences Corp. *	70,089	8,250,877
Eli Lilly & Co.	88,584	25,367,800
Equifax, Inc.	13,920	3,300,432
Estee Lauder Cos., Inc. Class A	26,059	7,096,387
FleetCor Technologies, Inc. *	8,844	2,202,687
Gartner, Inc. *	9,120	2,712,835
General Mills, Inc.	67,100	4,544,012
Gilead Sciences, Inc.	138,780	8,250,471
Global Payments, Inc.	31,428	4,300,608
HCA Healthcare, Inc.	26,720	6,696,566
Henry Schein, Inc. *	15,796	1,377,253
Hershey Co.	16,588	3,593,458
Hologic, Inc. *	27,497	2,112,320
Hormel Foods Corp.	30,489	1,571,403
Humana, Inc.	14,341	6,240,773
IDEXX Laboratories, Inc. *	9,461	5,175,735
Illumina, Inc. *	17,439	6,093,187
Incyte Corp. *	21,164	1,680,845
Intuitive Surgical, Inc. *	39,914	12,041,256
IQVIA Holdings, Inc. *	21,232	4,909,051
J M Smucker Co.	12,411	1,680,574
Johnson & Johnson	293,721	52,056,173
Kellogg Co.	28,517	1,839,061
Kimberly-Clark Corp.	37,375	4,603,105
Kraft Heinz Co.	77,696	3,060,445
Kroger Co.	74,569	4,278,024
Laboratory Corp. of America Holdings *	10,613	2,798,224
Lamb Weston Holdings, Inc.	15,555	931,900
MarketAxess Holdings, Inc.	4,303	1,463,881
McCormick & Co., Inc.	28,195	2,813,861
McKesson Corp.	16,957	5,191,046
Medtronic PLC	150,014	16,644,053
Merck & Co., Inc.	281,822	23,123,495
Moderna, Inc. *	39,356	6,779,465
Molina Healthcare, Inc. *	6,474	2,159,662
Molson Coors Beverage Co. Class B	20,018	1,068,561

	Shares	Value
Mondelez International, Inc. Class A	154,226	$9,682,308
Monster Beverage Corp. *	41,677	3,329,992
Moody’s Corp.	18,045	6,088,563
Nielsen Holdings PLC	36,407	991,727
Organon & Co.	28,657	1,000,989
PayPal Holdings, Inc. *	129,981	15,032,303
PepsiCo, Inc.	154,353	25,835,605
PerkinElmer, Inc.	14,012	2,444,534
Pfizer, Inc.	626,233	32,420,082
Philip Morris International, Inc.	172,916	16,243,729
Procter & Gamble Co.	267,443	40,865,290
Quanta Services, Inc.	16,340	2,150,507
Quest Diagnostics, Inc.	12,931	1,769,737
Regeneron Pharmaceuticals, Inc. *	11,989	8,373,357
ResMed, Inc.	16,162	3,919,447
Robert Half International, Inc.	12,427	1,418,915
Rollins, Inc.	24,049	842,917
S&P Global, Inc.	39,517	16,209,083
STERIS PLC	11,101	2,683,889
Stryker Corp.	37,338	9,982,314
Sysco Corp.	56,319	4,598,446
Teleflex, Inc.	5,288	1,876,341
Thermo Fisher Scientific, Inc.	43,964	25,967,337
Tyson Foods, Inc. Class A	33,379	2,991,760
United Rentals, Inc. *	8,177	2,904,552
UnitedHealth Group, Inc.	105,083	53,589,178
Universal Health Services, Inc. Class B	8,438	1,223,088
Verisk Analytics, Inc.	17,882	3,838,014
Vertex Pharmaceuticals, Inc. *	28,181	7,354,396
Viatris, Inc.	136,711	1,487,416
Waters Corp. *	7,000	2,172,730
West Pharmaceutical Services, Inc.	8,452	3,471,321
Zimmer Biomet Holdings, Inc.	23,835	3,048,496
Zoetis, Inc.	52,643	9,927,943

		859,442,440

Energy - 3.9%
APA Corp.	39,905	1,649,274
Baker Hughes Co.	99,847	3,635,429
Chevron Corp.	215,074	35,020,499
ConocoPhillips	145,292	14,529,200
Coterra Energy, Inc.	93,293	2,516,112
Devon Energy Corp.	69,685	4,120,474
Diamondback Energy, Inc.	19,010	2,605,891
Enphase Energy, Inc. *	14,913	3,009,145
EOG Resources, Inc.	65,686	7,831,742
Exxon Mobil Corp.	472,343	39,010,808
Halliburton Co.	100,866	3,819,795
Hess Corp.	31,002	3,318,454
Kinder Morgan, Inc.	215,670	4,078,320
Marathon Oil Corp.	84,836	2,130,232
Marathon Petroleum Corp.	64,429	5,508,680
Occidental Petroleum Corp.	98,969	5,615,501
ONEOK, Inc.	49,063	3,465,320
Phillips 66	51,891	4,482,863
Pioneer Natural Resources Co.	25,504	6,376,765
Schlumberger NV	156,577	6,468,196
SolarEdge Technologies, Inc. *	5,805	1,871,358
Valero Energy Corp.	45,350	4,604,839
Williams Cos., Inc.	134,760	4,502,332

		170,171,229

Financial - 14.8%
Aflac, Inc.	67,919	4,373,304
Alexandria Real Estate Equities, Inc. REIT	16,606	3,341,958
Allstate Corp.	31,087	4,305,860
American Express Co.	68,625	12,832,875
American International Group, Inc.	93,468	5,866,986
American Tower Corp. REIT	50,811	12,764,739
Ameriprise Financial, Inc.	12,318	3,699,834
Aon PLC Class A	24,097	7,846,706

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Arthur J Gallagher & Co.	23,213	$4,052,990
Assurant, Inc.	6,419	1,167,167
AvalonBay Communities, Inc. REIT	15,429	3,832,101
Bank of America Corp.	793,098	32,691,500
Bank of New York Mellon Corp.	81,757	4,057,600
Berkshire Hathaway, Inc. Class B *	204,328	72,109,395
BlackRock, Inc.	15,909	12,157,181
Boston Properties, Inc. REIT	15,602	2,009,538
Brown & Brown, Inc.	26,420	1,909,373
Capital One Financial Corp.	46,179	6,062,841
Cboe Global Markets, Inc.	11,891	1,360,568
CBRE Group, Inc. Class A *	38,184	3,494,600
Charles Schwab Corp.	167,734	14,141,654
Chubb Ltd.	47,940	10,254,366
Cincinnati Financial Corp.	16,979	2,308,465
Citigroup, Inc.	221,401	11,822,813
Citizens Financial Group, Inc.	48,146	2,182,458
CME Group, Inc.	39,944	9,501,080
Comerica, Inc.	14,017	1,267,557
Crown Castle International Corp. REIT	48,569	8,965,837
Digital Realty Trust, Inc. REIT	31,475	4,463,155
Discover Financial Services	32,585	3,590,541
Duke Realty Corp. REIT	42,324	2,457,331
Equinix, Inc. REIT	10,093	7,485,171
Equity Residential REIT	38,990	3,505,981
Essex Property Trust, Inc. REIT	7,361	2,543,078
Everest Re Group Ltd.	4,353	1,311,907
Extra Space Storage, Inc. REIT	14,818	3,046,581
Federal Realty Investment Trust REIT	8,328	1,016,599
Fifth Third Bancorp	77,330	3,328,283
First Republic Bank	20,453	3,315,431
Franklin Resources, Inc.	31,577	881,630
Globe Life, Inc.	10,566	1,062,940
Goldman Sachs Group, Inc.	37,874	12,502,207
Hartford Financial Services Group, Inc.	36,853	2,646,414
Healthpeak Properties, Inc. REIT	61,010	2,094,473
Host Hotels & Resorts, Inc. REIT	77,671	1,509,148
Huntington Bancshares, Inc.	158,842	2,322,270
Intercontinental Exchange, Inc.	62,188	8,216,279
Invesco Ltd.	37,195	857,717
Iron Mountain, Inc. REIT	31,474	1,743,974
JPMorgan Chase & Co.	329,722	44,947,703
KeyCorp	103,882	2,324,879
Kimco Realty Corp. REIT	68,125	1,682,688
Lincoln National Corp.	18,100	1,183,016
Loews Corp.	20,982	1,360,053
M&T Bank Corp.	14,569	2,469,446
Marsh & McLennan Cos., Inc.	56,053	9,552,552
Mastercard, Inc. Class A	96,292	34,412,835
MetLife, Inc.	77,462	5,444,029
Mid-America Apartment Communities, Inc. REIT	12,989	2,720,546
Morgan Stanley	158,163	13,823,446
Nasdaq, Inc.	12,930	2,304,126
Northern Trust Corp.	23,593	2,747,405
People’s United Financial, Inc.	49,899	997,481
PNC Financial Services Group, Inc.	46,681	8,610,310
Principal Financial Group, Inc.	26,867	1,972,306
Progressive Corp.	65,536	7,470,449
Prologis, Inc. REIT	82,562	13,332,112
Prudential Financial, Inc.	42,497	5,021,871
Public Storage REIT	17,021	6,642,956
Raymond James Financial, Inc.	20,714	2,276,676
Realty Income Corp. REIT	62,691	4,344,486
Regency Centers Corp. REIT	17,121	1,221,412
Regions Financial Corp.	102,574	2,283,297
SBA Communications Corp. REIT	12,031	4,139,867
Signature Bank	7,157	2,100,508
Simon Property Group, Inc. REIT	36,527	4,805,492
State Street Corp.	40,333	3,513,811
SVB Financial Group *	6,473	3,621,320
Synchrony Financial	58,225	2,026,812

	Shares	Value
T Rowe Price Group, Inc.	25,299	$3,824,956
Travelers Cos., Inc.	27,043	4,941,567
Truist Financial Corp.	150,140	8,512,938
UDR, Inc. REIT	34,121	1,957,522
US Bancorp	149,451	7,943,321
Ventas, Inc. REIT	45,544	2,812,797
Visa, Inc. Class A	185,032	41,034,547
Vornado Realty Trust REIT	18,125	821,425
W R Berkley Corp.	23,804	1,585,075
Wells Fargo & Co.	433,542	21,009,445
Welltower, Inc. REIT	48,332	4,646,638
Weyerhaeuser Co. REIT	85,263	3,231,468
Willis Towers Watson PLC	13,926	3,289,600
Zions Bancorp NA	15,811	1,036,569

		636,284,214

Industrial - 7.6%
3M Co.	63,437	9,444,501
Agilent Technologies, Inc.	33,643	4,451,978
Allegion PLC	10,056	1,103,948
Amcor PLC	165,312	1,872,985
AMETEK, Inc.	26,393	3,515,020
Amphenol Corp. Class A	66,638	5,021,173
AO Smith Corp.	14,802	945,700
Ball Corp.	35,791	3,221,190
Boeing Co. *	61,143	11,708,885
Carrier Global Corp.	95,768	4,392,878
Caterpillar, Inc.	60,353	13,447,855
CH Robinson Worldwide, Inc.	13,920	1,499,323
CSX Corp.	249,546	9,345,498
Deere & Co.	31,291	13,000,159
Dover Corp.	16,269	2,552,606
Eaton Corp. PLC	44,472	6,749,071
Emerson Electric Co.	66,497	6,520,031
Expeditors International of Washington, Inc.	19,182	1,978,815
FedEx Corp.	27,198	6,293,345
Fortive Corp.	40,912	2,492,768
Fortune Brands Home & Security, Inc.	14,230	1,057,004
Garmin Ltd.	16,745	1,986,124
Generac Holdings, Inc. *	7,119	2,116,194
General Dynamics Corp.	25,716	6,202,185
General Electric Co.	122,652	11,222,658
Honeywell International, Inc.	76,517	14,888,678
Howmet Aerospace, Inc.	40,283	1,447,771
Huntington Ingalls Industries, Inc.	4,087	815,111
IDEX Corp.	8,351	1,601,137
Illinois Tool Works, Inc.	31,980	6,696,612
Ingersoll Rand, Inc.	45,798	2,305,929
Jacobs Engineering Group, Inc.	14,550	2,005,136
JB Hunt Transport Services, Inc.	9,458	1,899,072
Johnson Controls International PLC	78,242	5,130,328
Keysight Technologies, Inc. *	20,360	3,216,269
L3Harris Technologies, Inc.	22,115	5,494,914
Lockheed Martin Corp.	27,042	11,936,339
Martin Marietta Materials, Inc.	7,054	2,715,014
Masco Corp.	26,919	1,372,869
Mettler-Toledo International, Inc. *	2,568	3,526,352
Mohawk Industries, Inc. *	5,906	733,525
Nordson Corp.	5,993	1,360,890
Norfolk Southern Corp.	26,648	7,600,543
Northrop Grumman Corp.	16,296	7,287,897
Old Dominion Freight Line, Inc.	10,405	3,107,765
Otis Worldwide Corp.	46,811	3,602,106
Packaging Corp. of America	10,504	1,639,779
Parker-Hannifin Corp.	14,212	4,032,797
Pentair PLC	18,808	1,019,582
Raytheon Technologies Corp.	166,501	16,495,254
Republic Services, Inc.	22,894	3,033,455
Rockwell Automation, Inc.	12,793	3,582,424
Sealed Air Corp.	16,000	1,071,360
Snap-on, Inc.	5,774	1,186,442

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Stanley Black & Decker, Inc.	18,126	$2,533,834
TE Connectivity Ltd.	36,566	4,789,415
Teledyne Technologies, Inc. *	5,153	2,435,462
Textron, Inc.	24,864	1,849,384
Trane Technologies PLC	26,289	4,014,330
TransDigm Group, Inc. *	5,818	3,790,660
Trimble, Inc. *	28,425	2,050,580
Union Pacific Corp.	71,059	19,414,029
United Parcel Service, Inc. Class B	81,353	17,446,964
Vulcan Materials Co.	15,141	2,781,402
Waste Management, Inc.	43,243	6,854,016
Westinghouse Air Brake Technologies Corp.	20,186	1,941,288
Westrock Co.	29,845	1,403,610
Xylem, Inc.	20,427	1,741,606

		325,993,824

Technology - 24.3%
Accenture PLC Class A	70,513	23,779,099
Activision Blizzard, Inc.	86,920	6,963,161
Adobe, Inc. *	52,628	23,978,369
Advanced Micro Devices, Inc. *	182,397	19,943,288
Akamai Technologies, Inc. *	18,486	2,207,044
Analog Devices, Inc.	58,590	9,677,896
ANSYS, Inc. *	9,793	3,110,746
Apple, Inc.	1,729,736	302,029,203
Applied Materials, Inc.	99,074	13,057,953
Autodesk, Inc. *	24,508	5,253,290
Broadcom, Inc.	46,065	29,006,209
Broadridge Financial Solutions, Inc.	13,115	2,042,137
Cadence Design Systems, Inc. *	30,857	5,074,742
Ceridian HCM Holding, Inc. *	15,246	1,042,217
Cerner Corp.	33,167	3,103,105
Citrix Systems, Inc.	13,886	1,401,097
Cognizant Technology Solutions Corp. Class A	58,504	5,246,054
DXC Technology Co. *	27,250	889,168
Electronic Arts, Inc.	31,643	4,003,156
EPAM Systems, Inc. *	6,284	1,863,897
Fidelity National Information Services, Inc.	67,940	6,822,535
Fiserv, Inc. *	66,296	6,722,414
Fortinet, Inc. *	15,102	5,160,958
Hewlett Packard Enterprise Co.	147,364	2,462,452
HP, Inc.	120,181	4,362,570
Intel Corp.	454,317	22,515,951
International Business Machines Corp.	100,057	13,009,411
Intuit, Inc.	31,593	15,191,178
IPG Photonics Corp. *	4,217	462,858
Jack Henry & Associates, Inc.	7,744	1,525,955
KLA Corp.	16,815	6,155,299
Lam Research Corp.	15,528	8,348,008
Leidos Holdings, Inc.	16,268	1,757,269
Microchip Technology, Inc.	61,731	4,638,467
Micron Technology, Inc.	124,482	9,695,903
Microsoft Corp.	836,432	257,880,350
Monolithic Power Systems, Inc.	4,830	2,345,834
MSCI, Inc.	9,121	4,586,769
NetApp, Inc.	25,211	2,092,513
NVIDIA Corp.	278,927	76,108,021
NXP Semiconductors NV (China)	29,647	5,487,067
Oracle Corp.	175,787	14,542,859
Paychex, Inc.	35,681	4,869,386
Paycom Software, Inc. *	5,311	1,839,624
PTC, Inc. *	11,906	1,282,514
Qorvo, Inc. *	12,111	1,502,975
QUALCOMM, Inc.	125,740	19,215,587
Roper Technologies, Inc.	11,762	5,554,369
Salesforce.com, Inc. *	109,897	23,333,331
Seagate Technology Holdings PLC (Ireland)	23,035	2,070,847
ServiceNow, Inc. *	22,314	12,426,444
Skyworks Solutions, Inc.	18,782	2,503,265
Synopsys, Inc. *	17,115	5,703,916
Take-Two Interactive Software, Inc. *	13,045	2,005,538

	Shares	Value
Teradyne, Inc.	18,041	$2,132,987
Texas Instruments, Inc.	103,041	18,905,963
Tyler Technologies, Inc. *	4,596	2,044,714
Western Digital Corp. *	34,681	1,721,912
Zebra Technologies Corp. Class A *	5,848	2,419,318

		1,045,079,162

Utilities - 2.7%
AES Corp.	75,668	1,946,938
Alliant Energy Corp.	28,136	1,757,937
Ameren Corp.	28,253	2,649,001
American Electric Power Co., Inc.	56,193	5,606,376
American Water Works Co., Inc.	20,713	3,428,623
Atmos Energy Corp.	15,452	1,846,359
CenterPoint Energy, Inc.	71,751	2,198,451
CMS Energy Corp.	32,453	2,269,763
Consolidated Edison, Inc.	38,986	3,691,194
Constellation Energy Corp.	35,958	2,022,638
Dominion Energy, Inc.	90,833	7,718,080
DTE Energy Co.	21,946	2,901,481
Duke Energy Corp.	85,378	9,533,307
Edison International	43,346	3,038,555
Entergy Corp.	22,706	2,650,926
Evergy, Inc.	25,703	1,756,543
Eversource Energy	38,848	3,426,005
Exelon Corp.	108,999	5,191,622
FirstEnergy Corp.	65,056	2,983,468
NextEra Energy, Inc.	218,917	18,544,459
NiSource, Inc.	46,075	1,465,185
NRG Energy, Inc.	27,231	1,044,581
Pinnacle West Capital Corp.	11,488	897,213
PPL Corp.	82,832	2,365,682
Public Service Enterprise Group, Inc.	55,832	3,908,240
Sempra Energy	35,629	5,989,947
Southern Co.	119,039	8,631,518
WEC Energy Group, Inc.	34,691	3,462,509
Xcel Energy, Inc.	59,659	4,305,590

		117,232,191

Total Common Stocks (Cost $2,232,034,047)		4,272,043,758

TOTAL INVESTMENTS - 99.2% (Cost $2,232,034,047)		4,272,043,758

DERIVATIVES - 0.1%		1,966,483

OTHER ASSETS & LIABILITIES, NET - 0.7%		30,706,142

NET ASSETS - 100.0%		$4,304,716,383

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/22	153	$32,693,755	$34,660,238	$1,966,483

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$4,272,043,758	$4,272,043,758	$-	$-
	Derivatives:
	Equity Contracts
	Futures	1,966,483	1,966,483	-	-

	Total	$4,274,010,241	$4,274,010,241	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any,on page 302

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Communications - 0.0%

Grab Holdings Ltd. Class A Exercise @ $11.50 Exp 12/01/26 *	13,045	$10,045

Total Warrants (Cost $36,593)		10,045

COMMON STOCKS - 98.6%

Basic Materials - 1.5%

Sherwin-Williams Co.	71,284	17,793,912

Communications - 26.7%

Alphabet, Inc. Class C *	21,508	60,071,629
Amazon.com, Inc. *	32,058	104,507,477
Booking Holdings, Inc. *	11,608	27,260,808
Farfetch Ltd. Class A * (United Kingdom)	357,816	5,410,178
Match Group, Inc. *	207,433	22,556,264
Meta Platforms, Inc. Class A *	101,330	22,531,739
Netflix, Inc. *	57,175	21,417,183
Snap, Inc. Class A *	1,042,068	37,504,027
Walt Disney Co. *	166,155	22,789,820

		324,049,125

Consumer, Cyclical - 9.5%

Caesars Entertainment, Inc. *	162,883	12,600,629
Core & Main, Inc. Class A *	972,996	23,536,773
LVMH Moet Hennessy Louis Vuitton SE (France)	29,152	20,808,659
NIKE, Inc. Class B	120,301	16,187,703
Olaplex Holdings, Inc. *	822,177	12,850,626
Rivian Automotive, Inc. Class A *	130,707	6,566,720
TJX Cos., Inc.	369,701	22,396,487

		114,947,597

Consumer, Non-Cyclical - 15.0%

AbbVie, Inc.	130,117	21,093,267
Align Technology, Inc. *	69,169	30,157,684
Block, Inc. *	53,387	7,239,277
CoStar Group, Inc. *	406,016	27,044,726
Danaher Corp.	164,525	48,260,118
Dexcom, Inc. *	46,569	23,824,700
Horizon Therapeutics PLC *	223,937	23,560,412

		181,180,184

Financial - 8.0%

American Tower Corp. REIT	145,090	36,449,510
Mastercard, Inc. Class A	169,632	60,623,084

		97,072,594

Industrial - 8.2%

Crown Holdings, Inc.	354,644	44,362,418
Deere & Co.	71,016	29,504,307
Howmet Aerospace, Inc.	706,287	25,383,955

		99,250,680

	Shares	Value

Technology - 29.7%

Apple, Inc.	407,887	$71,221,149
ASML Holding NV (Netherlands)	57,262	38,247,008
Atlassian Corp. PLC Class A *	68,113	20,013,643
Microsoft Corp.	437,793	134,975,960
NVIDIA Corp.	59,084	16,121,660
Texas Instruments, Inc.	131,772	24,177,526
Twilio, Inc. Class A *	122,857	20,248,062
Unity Software, Inc. *	88,265	8,756,771
Workday, Inc. Class A *	108,771	26,046,304

		359,808,083

Total Common Stocks (Cost $1,113,527,872)		1,194,102,175

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $18,368,270; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $18,735,721)	$18,368,270	18,368,270

Total Short-Term Investment (Cost $18,368,270)		18,368,270

TOTAL INVESTMENTS - 100.1% (Cost $1,131,932,735)		1,212,480,490

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(969,453)

NET ASSETS - 100.0%		$1,211,511,037

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$10,045	$10,045	$-	$-
	Common Stocks
	Basic Materials	17,793,912	17,793,912	-	-
	Communications	324,049,125	324,049,125	-	-
	Consumer, Cyclical	114,947,597	94,138,938	20,808,659	-
	Consumer, Non-Cyclical	181,180,184	181,180,184	-	-
	Financial	97,072,594	97,072,594	-	-
	Industrial	99,250,680	99,250,680	-	-
	Technology	359,808,083	359,808,083	-	-

	Total Common Stocks	1,194,102,175	1,173,293,516	20,808,659	-

	Short-Term Investment	18,368,270	-	18,368,270	-

	Total	$1,212,480,490	$1,173,303,561	$39,176,929	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 1.7%

Air Products & Chemicals, Inc.	16,714	$4,176,996
Sherwin-Williams Co.	89,547	22,352,722

		26,529,718

Communications - 20.5%

Alphabet, Inc. Class A *	35,086	97,586,446
Alphabet, Inc. Class C *	10,761	30,055,365
Amazon.com, Inc. *	37,626	122,658,879
Bumble, Inc. Class A *	56,133	1,626,734
Charter Communications, Inc. Class A *	30,475	16,624,722
Match Group, Inc. *	110,459	12,011,312
Meta Platforms, Inc. Class A *	84,884	18,874,806
Netflix, Inc. *	42,972	16,096,882
Shopify, Inc. Class A * (Canada)	1,867	1,262,017
Uber Technologies, Inc. *	172,469	6,153,694

		322,950,857

Consumer, Cyclical - 3.7%

Chipotle Mexican Grill, Inc. *	5,595	8,851,458
Dollar Tree, Inc. *	26,324	4,215,789
Hilton Worldwide Holdings, Inc. *	93,579	14,199,677
Lululemon Athletica, Inc. *	17,736	6,477,719
MGM Resorts International	110,570	4,637,306
NIKE, Inc. Class B	84,173	11,326,319
Ross Stores, Inc.	50,762	4,591,930
Starbucks Corp.	52,405	4,767,283

		59,067,481

Consumer, Non-Cyclical - 19.8%

Abbott Laboratories	216,502	25,625,177
Becton Dickinson and Co.	27,466	7,305,956
Block, Inc. *	43,252	5,864,971
Boston Scientific Corp. *	503,799	22,313,258
Clarivate PLC *	385,168	6,455,416
Colgate-Palmolive Co.	184,098	13,960,151
CoStar Group, Inc. *	160,864	10,715,151
Danaher Corp.	127,132	37,291,629
Edwards Lifesciences Corp. *	120,908	14,233,290
Equifax, Inc.	53,362	12,652,130
Estee Lauder Cos., Inc. Class A	76,174	20,743,704
ICON PLC * (Ireland)	50,964	12,395,464
PayPal Holdings, Inc. *	82,511	9,542,397
STERIS PLC	30,375	7,343,764
Thermo Fisher Scientific, Inc.	59,244	34,992,469
TransUnion	141,300	14,601,942
Verisk Analytics, Inc.	113,822	24,429,616
Vertex Pharmaceuticals, Inc. *	46,128	12,038,024
Zoetis, Inc.	105,865	19,965,080

		312,469,589

Financial - 11.1%

American Express Co.	37,215	6,959,205
American Tower Corp. REIT	38,135	9,580,275
Aon PLC Class A	68,062	22,163,029
Charles Schwab Corp.	267,067	22,516,419
CME Group, Inc.	79,183	18,834,468
Equinix, Inc. REIT	5,672	4,206,469
Mastercard, Inc. Class A	136,991	48,957,843
Visa, Inc. Class A	193,045	42,811,590

		176,029,298

	Shares	Value

Industrial - 3.6%

AMETEK, Inc.	108,499	$14,449,897
Canadian Pacific Railway Ltd. (NYSE) (Canada)	142,005	11,721,092
Johnson Controls International PLC	127,470	8,358,208
Vulcan Materials Co.	119,534	21,958,396

		56,487,593

Technology - 37.5%

Activision Blizzard, Inc.	71,580	5,734,274
Adobe, Inc. *	117,833	53,687,071
Apple, Inc.	462,314	80,724,648
Applied Materials, Inc.	63,715	8,397,637
ASML Holding NV (Netherlands)	23,113	15,437,866
Atlassian Corp. PLC Class A *	24,464	7,188,257
Autodesk, Inc. *	62,382	13,371,582
Black Knight, Inc. *	49,432	2,866,562
Cadence Design Systems, Inc. *	76,169	12,526,754
Electronic Arts, Inc.	90,332	11,427,901
Intuit, Inc.	76,524	36,795,800
Lam Research Corp.	29,852	16,048,734
Microsoft Corp.	607,407	187,269,652
MSCI, Inc.	52,765	26,534,463
NVIDIA Corp.	197,555	53,904,857
ROBLOX Corp. Class A *	38,191	1,765,952
Roper Technologies, Inc.	19,855	9,376,127
Salesforce.com, Inc. *	88,013	18,686,920
ServiceNow, Inc. *	32,224	17,945,223
Synopsys, Inc. *	28,889	9,627,837
Take-Two Interactive Software, Inc. *	18,847	2,897,538

		592,215,655

Total Common Stocks (Cost $1,051,349,659)		1,545,750,191

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $36,105,587; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $36,827,764)	$36,105,587	36,105,587

Total Short-Term Investment (Cost $36,105,587)		36,105,587

TOTAL INVESTMENTS - 100.2% (Cost $1,087,455,246)		1,581,855,778

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,115,626)

NET ASSETS - 100.0%		$1,578,740,152

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,545,750,191	$1,545,750,191	$-	$-
	Short-Term Investment	36,105,587	-	36,105,587	-

	Total	$1,581,855,778	$1,545,750,191	$36,105,587	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 2.1%

Air Products & Chemicals, Inc.	500	$124,955
Celanese Corp.	742	106,010
DuPont de Nemours, Inc. ‡	2,088	153,635
Eastman Chemical Co. ‡	2,369	265,470
Freeport-McMoRan, Inc.	2,652	131,910
Linde PLC (United Kingdom)	1,831	584,876
Nucor Corp.	638	94,839
PPG Industries, Inc. ‡	2,130	279,179

		1,740,874

Communications - 14.0%

Alphabet, Inc. Class A * ‡	830	2,308,521
Alphabet, Inc. Class C * ‡	636	1,776,342
Amazon.com, Inc. * ‡	1,053	3,432,727
Booking Holdings, Inc. * ‡	141	331,131
Charter Communications, Inc. Class A * ‡	823	448,963
Comcast Corp. Class A ‡	11,588	542,550
Expedia Group, Inc. *	1,128	220,716
Fox Corp. Class A	501	19,764
Interpublic Group of Cos., Inc.	868	30,771
Lyft, Inc. Class A *	2,302	88,397
Meta Platforms, Inc. Class A * ‡	5,230	1,162,943
Motorola Solutions, Inc.	306	74,113
Netflix, Inc. * ‡	1,088	407,554
Shopify, Inc. Class A * (Canada)	106	71,652
T-Mobile US, Inc. * ‡	3,129	401,607
Uber Technologies, Inc. *	687	24,512
Verizon Communications, Inc. ‡	5,128	261,220
Walt Disney Co. * ‡	1,064	145,938

		11,749,421

Consumer, Cyclical - 8.9%

Aptiv PLC *	591	70,749
AutoNation, Inc. *	487	48,495
AutoZone, Inc. *	82	167,656
Best Buy Co., Inc. ‡	3,180	289,062
Burlington Stores, Inc. *	378	68,860
Chipotle Mexican Grill, Inc. *	64	101,250
Costco Wholesale Corp.	577	332,265
Dollar General Corp.	323	71,910
DR Horton, Inc.	292	21,757
General Motors Co. *	3,462	151,428
Hilton Worldwide Holdings, Inc. * ‡	1,623	246,274
Home Depot, Inc. ‡	1,568	469,349
Lennar Corp. Class A ‡	3,511	284,988
Lowe’s Cos., Inc. ‡	3,756	759,426
Magna International, Inc. (Canada)	1,923	123,668
McDonald’s Corp. ‡	3,142	776,954
NIKE, Inc. Class B ‡	4,060	546,314
O’Reilly Automotive, Inc. * ‡	750	513,720
PulteGroup, Inc.	357	14,958
Rivian Automotive, Inc. Class A *	677	34,012
Royal Caribbean Cruises Ltd. *	464	38,874
Southwest Airlines Co. *	3,255	149,079
Tesla, Inc. * ‡	1,720	1,853,472
TJX Cos., Inc. ‡	3,983	241,290
Toll Brothers, Inc.	1,682	79,088
Yum! Brands, Inc.	657	77,874

		7,532,772

Consumer, Non-Cyclical - 20.0%

Abbott Laboratories ‡	4,281	506,699
AbbVie, Inc.	6,809	1,103,807
ABIOMED, Inc. *	93	30,805

	Shares	Value
Affirm Holdings, Inc. *	975	$45,123
Altria Group, Inc. ‡	6,005	313,761
Anthem, Inc. ‡	1,224	601,253
Automatic Data Processing, Inc.	1,406	319,921
Avery Dennison Corp.	721	125,432
Baxter International, Inc.	3,727	288,992
Biogen, Inc. *	684	144,050
BioMarin Pharmaceutical, Inc. *	511	39,398
Booz Allen Hamilton Holding Corp.	1,182	103,827
Boston Scientific Corp. * ‡	7,501	332,219
Bristol-Myers Squibb Co. ‡	11,510	840,575
Centene Corp. * ‡	4,628	389,631
Cintas Corp.	219	93,161
Coca-Cola Co. ‡	15,506	961,372
Constellation Brands, Inc. Class A ‡	1,245	286,749
Danaher Corp.	1,010	296,263
Dexcom, Inc. *	203	103,855
Eli Lilly & Co. ‡	2,707	775,204
Estee Lauder Cos., Inc. Class A ‡	840	228,749
FleetCor Technologies, Inc. *	966	240,592
Humana, Inc.	380	165,365
Illumina, Inc. *	306	106,916
Intuitive Surgical, Inc. *	897	270,607
Johnson & Johnson ‡	4,284	759,253
Kimberly-Clark Corp. ‡	1,921	236,590
McKesson Corp.	605	185,209
Medtronic PLC	3,978	441,359
Merck & Co., Inc. ‡	3,088	253,370
Moderna, Inc. *	323	55,640
Mondelez International, Inc. Class A ‡	6,643	417,048
Neurocrine Biosciences, Inc. *	515	48,281
PepsiCo, Inc.	604	101,098
Pfizer, Inc. ‡	6,006	310,931
Philip Morris International, Inc. ‡	3,381	317,611
Procter & Gamble Co. ‡	6,707	1,024,830
Regeneron Pharmaceuticals, Inc. * ‡	579	404,385
S&P Global, Inc. ‡	1,601	656,698
Thermo Fisher Scientific, Inc. ‡	1,629	962,169
UnitedHealth Group, Inc. ‡	2,516	1,283,085
Vertex Pharmaceuticals, Inc. * ‡	1,555	405,808
Zimmer Biomet Holdings, Inc.	2,372	303,379

		16,881,070

Energy - 3.8%

Baker Hughes Co.	2,085	75,915
Cheniere Energy, Inc.	1,023	141,839
Chevron Corp. ‡	4,419	719,546
ConocoPhillips	8,874	887,400
Coterra Energy, Inc.	1,664	44,878
Diamondback Energy, Inc. ‡	3,329	456,339
EOG Resources, Inc. ‡	2,725	324,902
Phillips 66	669	57,795
Pioneer Natural Resources Co. ‡	1,890	472,556
Williams Cos., Inc. ‡	868	29,000

		3,210,170

Financial - 15.1%

American Express Co.	1,344	251,328
Arthur J Gallagher & Co.	1,538	268,535
Bank of America Corp. ‡	13,425	553,378
Berkshire Hathaway, Inc. Class B * ‡	3,787	1,336,470
Camden Property Trust REIT	1,524	253,289
Capital One Financial Corp. ‡	1,818	238,685
Chubb Ltd.	1,123	240,210
Citigroup, Inc. ‡	6,095	325,473
Equinix, Inc. REIT	327	242,510
Equity LifeStyle Properties, Inc. REIT	2,034	155,560
Fifth Third Bancorp ‡	4,773	205,430
Goldman Sachs Group, Inc. ‡	956	315,576
Hartford Financial Services Group, Inc. ‡	5,149	369,750
Host Hotels & Resorts, Inc. REIT	4,177	81,159

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Intercontinental Exchange, Inc. ‡	2,007	$265,165
Kimco Realty Corp. REIT	5,619	138,789
Mastercard, Inc. Class A ‡	3,129	1,118,242
Morgan Stanley ‡	3,993	348,988
Progressive Corp. ‡	5,339	608,593
Prologis, Inc. REIT	3,950	637,846
Prudential Financial, Inc.	1,640	193,799
Regions Financial Corp. ‡	9,833	218,883
SBA Communications Corp. REIT	423	145,554
State Street Corp. ‡	5,444	474,281
Sun Communities, Inc. REIT ‡	1,178	206,492
SVB Financial Group *	214	119,722
T Rowe Price Group, Inc. ‡	2,253	340,631
Travelers Cos., Inc.	529	96,664
Truist Financial Corp. ‡	5,120	290,304
UDR, Inc. REIT	626	35,914
US Bancorp ‡	10,232	543,831
Ventas, Inc. REIT	4,333	267,606
Visa, Inc. Class A ‡	4,620	1,024,577
Voya Financial, Inc.	1,060	70,331
Wells Fargo & Co. ‡	15,823	766,782

		12,750,347

Industrial - 7.5%

Deere & Co. ‡	1,996	829,258
Dover Corp.	1,070	167,883
Eaton Corp. PLC	3,079	467,269
FedEx Corp. ‡	1,166	269,801
Honeywell International, Inc. ‡	1,459	283,892
Ingersoll Rand, Inc.	2,405	121,092
Martin Marietta Materials, Inc.	388	149,337
Masco Corp. ‡	2,995	152,745
Norfolk Southern Corp. ‡	1,624	463,197
Northrop Grumman Corp. ‡	446	199,460
Otis Worldwide Corp.	4,815	370,514
Parker-Hannifin Corp. ‡	1,009	286,314
Raytheon Technologies Corp. ‡	4,773	472,861
Stanley Black & Decker, Inc. ‡	2,557	357,443
Textron, Inc.	2,311	171,892
Trane Technologies PLC	2,912	444,663
Union Pacific Corp. ‡	1,265	345,611
United Parcel Service, Inc. Class B ‡	3,358	720,157

		6,273,389

Technology - 24.4%

Accenture PLC Class A	2,352	793,165
Advanced Micro Devices, Inc. * ‡	5,352	585,188
Analog Devices, Inc. ‡	3,267	539,643
Apple, Inc. ‡	34,004	5,937,439
Applied Materials, Inc. ‡	2,248	296,286
Ceridian HCM Holding, Inc. *	388	26,524
Fortinet, Inc. *	297	101,497
International Business Machines Corp. ‡	1,767	229,745
Intuit, Inc. ‡	1,312	630,862
KLA Corp.	322	117,871
Lam Research Corp. ‡	1,039	558,577
Leidos Holdings, Inc. ‡	2,493	269,294
Microchip Technology, Inc.	2,685	201,751
Micron Technology, Inc.	2,393	186,391
Microsoft Corp. ‡	18,689	5,762,006
NVIDIA Corp. ‡	4,844	1,321,734
NXP Semiconductors NV (China)	2,390	442,341
Oracle Corp. ‡	3,549	293,609
QUALCOMM, Inc.	1,520	232,286
Salesforce.com, Inc. * ‡	1,291	274,105
Seagate Technology Holdings PLC (Ireland)	4,112	369,669
Texas Instruments, Inc. ‡	5,109	937,399
Workday, Inc. Class A * ‡	1,240	296,930
ZoomInfo Technologies, Inc. Class A *	2,112	126,171

		20,530,483

	Shares	Value
Utilities - 2.7%

Ameren Corp.	1,458	$136,702
CenterPoint Energy, Inc. ‡	12,229	374,697
DTE Energy Co.	1,194	157,859
Edison International	2,448	171,605
Evergy, Inc. ‡	1,627	111,189
Exelon Corp.	8,820	420,097
FirstEnergy Corp. ‡	5,769	264,566
NextEra Energy, Inc. ‡	7,951	673,529

		2,310,244

Total Common Stocks (Cost $80,477,228)		82,978,770

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $1,361,731; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $1,388,990)	$1,361,731	1,361,731

Total Short-Term Investment (Cost $1,361,731)		1,361,731

TOTAL INVESTMENTS - 100.1% (Cost $81,838,959)		84,340,501

DERIVATIVES - (0.1%)		(67,205)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(11,337)

NET ASSETS - 100.0%		$84,261,959

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/22	6	$1,367,525	$1,359,225	($8,300)

(b)	Purchased options outstanding as of March 31, 2022 were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - S&P 500 Index	$4,285.00	06/30/22	CBOE	187	$80,129,500	$1,943,117	$1,942,930

Total Purchased Options						$1,943,117	$1,942,930

(c)	Premiums received and value of written options outstanding as of March 31, 2022 were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - S&P 500 Index	$4,695.00	06/30/22	CBOE	187	$87,796,500	$1,528,538	($1,528,725)

Put - S&P 500 Index	3,620.00	06/30/22	CBOE	187	67,694,000	472,923	(473,110)

Total Written Options						$2,001,461	($2,001,835)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$82,978,770	$82,978,770	$-	$-
	Short-Term Investment	1,361,731	-	1,361,731	-
	Derivatives:
	Equity Contracts
	Purchased Options	1,942,930	-	1,942,930	-

	Total Assets	86,283,431	82,978,770	3,304,661	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(8,300)	(8,300)	-	-
	Written Options	(2,001,835)	-	(2,001,835)	-

	Total Liabilities	(2,010,135)	(8,300)	(2,001,835)	-

	Total	$84,273,296	$82,970,470	$1,302,826	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 2.5%
Linde PLC (United Kingdom)	49,806	$15,909,531
Sherwin-Williams Co.	47,313	11,810,271

		27,719,802

Communications - 21.3%
Alphabet, Inc. Class A *	21,128	58,764,363
Amazon.com, Inc. *	30,630	99,852,269
Etsy, Inc. *	115,091	14,303,509
Match Group, Inc. *	152,810	16,616,559
Meta Platforms, Inc. Class A *	51,284	11,403,510
Netflix, Inc. *	33,662	12,609,449
Snap, Inc. Class A *	635,851	22,884,277

		236,433,936

Consumer, Cyclical - 11.8%
Chipotle Mexican Grill, Inc. *	15,580	24,648,028
Domino’s Pizza, Inc.	25,520	10,386,895
Evolution AB (Sweden) ~	105,377	10,720,457
LVMH Moet Hennessy Louis Vuitton SE (France)	31,582	22,543,190
NIKE, Inc. Class B	199,325	26,821,172
Olaplex Holdings, Inc. *	398,102	6,222,334
Tesla, Inc. *	27,560	29,698,656

		131,040,732

Consumer, Non-Cyclical - 14.1%
10X Genomics, Inc. Class A *	23,842	1,813,661
Align Technology, Inc. *	43,122	18,801,192
Danaher Corp.	71,719	21,037,334
Eli Lilly & Co.	25,988	7,442,184
Intuitive Surgical, Inc. *	26,121	7,880,183
Lonza Group AG (Switzerland)	16,508	11,961,751
S&P Global, Inc.	90,668	37,190,200
Thermo Fisher Scientific, Inc.	20,424	12,063,436
TransUnion	62,661	6,475,388
UnitedHealth Group, Inc.	25,102	12,801,267
Zoetis, Inc.	100,116	18,880,876

		156,347,472

Energy - 2.7%
EQT Corp.	260,690	8,970,343
Pioneer Natural Resources Co.	86,144	21,538,584

		30,508,927

Financial - 6.3%
KKR & Co., Inc.	291,445	17,040,789
Mastercard, Inc. Class A	57,909	20,695,518
Visa, Inc. Class A	146,418	32,471,120

		70,207,427

Industrial - 2.8%
Ball Corp.	62,967	5,667,030
TransDigm Group, Inc. *	38,165	24,866,024

		30,533,054

Technology - 38.0%
Adobe, Inc. *	38,002	17,314,471
Apple, Inc.	248,639	43,414,856
Applied Materials, Inc.	48,960	6,452,928
ASML Holding NV (Netherlands)	47,182	31,514,273
Bill.com Holdings, Inc. *	42,933	9,736,775

	Shares	Value
Crowdstrike Holdings, Inc. Class A *	32,357	$7,347,628
Intuit, Inc.	89,647	43,105,864
Marvell Technology, Inc.	383,698	27,514,984
Microsoft Corp.	368,868	113,725,693
MongoDB, Inc. *	31,814	14,112,372
NVIDIA Corp.	150,280	41,005,401
Roper Technologies, Inc.	21,171	9,997,581
ServiceNow, Inc. *	47,843	26,643,288
Snowflake, Inc. Class A *	62,148	14,239,971
Zebra Technologies Corp. Class A *	39,081	16,167,810

		422,293,895

Total Common Stocks (Cost $825,100,675)		1,105,085,245

	Principal Amount
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $1,009,712; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $1,029,985)	$1,009,712	1,009,712

Total Short-Term Investment (Cost $1,009,712)		1,009,712

TOTAL INVESTMENTS - 99.6% (Cost $826,110,387)		1,106,094,957

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,776,714

NET ASSETS - 100.0%		$1,110,871,671

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$27,719,802	$27,719,802	$-	$-
	Communications	236,433,936	236,433,936	-	-
	Consumer, Cyclical	131,040,732	97,777,085	33,263,647	-
	Consumer, Non-Cyclical	156,347,472	144,385,721	11,961,751	-
	Energy	30,508,927	30,508,927	-	-
	Financial	70,207,427	70,207,427	-	-
	Industrial	30,533,054	30,533,054	-	-
	Technology	422,293,895	422,293,895	-	-

	Total Common Stocks	1,105,085,245	1,059,859,847	45,225,398	-

	Short-Term Investment	1,009,712	-	1,009,712	-

	Total	$1,106,094,957	$1,059,859,847	$46,235,110	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Basic Materials - 3.2%

Air Products & Chemicals, Inc.	91,310	$22,819,282
PPG Industries, Inc.	139,788	18,322,013

		41,141,295

Communications - 14.1%

Alphabet, Inc. Class A *	9,465	26,325,478
Booking Holdings, Inc. *	8,833	20,743,859
Charter Communications, Inc. Class A *	49,091	26,780,122
Cisco Systems, Inc.	577,990	32,228,722
Comcast Corp. Class A	490,481	22,964,321
DISH Network Corp. Class A *	815,051	25,796,364
Motorola Solutions, Inc.	121,785	29,496,327

		184,335,193

Consumer, Cyclical - 2.4%

Home Depot, Inc.	63,941	19,139,460
TJX Cos., Inc.	204,459	12,386,126

		31,525,586

Consumer, Non-Cyclical - 10.3%

Amgen, Inc.	58,668	14,187,096
Anthem, Inc.	61,308	30,115,716
Johnson & Johnson	133,649	23,686,612
Merck & Co., Inc.	135,536	11,120,729
PepsiCo, Inc.	103,600	17,340,568
UnitedHealth Group, Inc.	74,087	37,782,147

		134,232,868

Energy - 8.1%

Chevron Corp.	199,620	32,504,124
ConocoPhillips	502,590	50,259,000
Enterprise Products Partners LP	904,891	23,355,237

		106,118,361

Financial - 25.4%

American Express Co.	253,157	47,340,359
American Tower Corp. REIT	89,993	22,608,041
Bank of America Corp.	1,304,193	53,758,836
Bank of New York Mellon Corp.	311,209	15,445,303
Berkshire Hathaway, Inc. Class B *	65,529	23,125,839
Charles Schwab Corp.	365,574	30,821,544
JPMorgan Chase & Co.	331,545	45,196,214
Marsh & McLennan Cos., Inc.	110,920	18,902,986
Progressive Corp.	147,316	16,792,551
Travelers Cos., Inc.	95,409	17,434,087
US Bancorp	240,364	12,775,347
Visa, Inc. Class A	118,600	26,301,922

		330,503,029

Industrial - 20.2%

Deere & Co.	116,012	48,198,345
Honeywell International, Inc.	75,069	14,606,926
Illinois Tool Works, Inc.	91,031	19,061,891
Martin Marietta Materials, Inc.	41,349	15,914,817
Northrop Grumman Corp.	57,759	25,830,980
Otis Worldwide Corp.	174,237	13,407,537
Raytheon Technologies Corp.	440,894	43,679,369
TE Connectivity Ltd.	307,759	40,310,274
United Parcel Service, Inc. Class B	124,784	26,761,177
Vertiv Holdings Co.	1,086,135	15,205,890

		262,977,206

	Shares	Value
Technology - 5.0%

Apple, Inc.	36,362	$6,349,169
Intel Corp.	409,580	20,298,785
Microsoft Corp.	44,161	13,615,278
Oracle Corp.	172,356	14,259,012
QUALCOMM, Inc.	73,670	11,258,249

		65,780,493

Utilities - 6.0%

Edison International	317,558	22,260,816
Sempra Energy	329,980	55,476,237

		77,737,053

Total Common Stocks (Cost $792,473,330)		1,234,351,084

	Principal Amount

SHORT-TERM INVESTMENT - 5.2%

Repurchase Agreement - 5.2%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $68,051,445; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $69,412,532)	$68,051,445	68,051,445

Total Short-Term Investment (Cost $68,051,445)		68,051,445

TOTAL INVESTMENTS - 99.9% (Cost $860,524,775)		1,302,402,529

OTHER ASSETS & LIABILITIES, NET - 0.1%		903,118

NET ASSETS - 100.0%		$1,303,305,647

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,234,351,084	$1,234,351,084	$-	$-
	Short-Term Investment	68,051,445	-	68,051,445	-

	Total	$1,302,402,529	$1,234,351,084	$68,051,445	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MAIN STREET® PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Basic Materials - 0.7%
Valvoline, Inc.	287,468	$9,072,490

Communications - 14.8%
Airbnb, Inc. Class A *	93,309	16,026,754
Alphabet, Inc. Class A *	13,119	36,488,531
Amazon.com, Inc. *	21,674	70,656,156
Comcast Corp. Class A	332,703	15,577,154
Motorola Solutions, Inc.	55,132	13,352,970
Netflix, Inc. *	34,078	12,765,278
Snap, Inc. Class A *	86,299	3,105,901
Verizon Communications, Inc.	377,409	19,225,215

		187,197,959

Consumer, Cyclical - 6.0%
CarMax, Inc. *	110,483	10,659,400
DR Horton, Inc.	120,659	8,990,302
Floor & Decor Holdings, Inc. Class A *	38,939	3,154,059
General Motors Co. *	294,583	12,885,060
O’Reilly Automotive, Inc. *	15,083	10,331,252
Target Corp.	70,137	14,884,474
Tesla, Inc. *	10,901	11,746,918
Warner Music Group Corp. Class A	85,671	3,242,647

		75,894,112

Consumer, Non-Cyclical - 22.4%
AstraZeneca PLC ADR (United Kingdom)	351,171	23,296,684
Avantor, Inc. *	321,346	10,867,922
Bayer AG (Germany)	80,174	5,483,827
Coca-Cola Co.	138,134	8,564,308
Constellation Brands, Inc. Class A	32,000	7,370,240
Cooper Cos., Inc.	35,142	14,674,948
Coty, Inc. Class A *	136,258	1,224,959
CVS Health Corp.	255,654	25,874,741
Eli Lilly & Co.	99,789	28,576,576
HCA Healthcare, Inc.	122,510	30,703,456
Mondelez International, Inc. Class A	237,518	14,911,380
PayPal Holdings, Inc. *	64,483	7,457,459
Procter & Gamble Co.	223,907	34,212,990
Seagen, Inc. *	76,743	11,054,829
Sysco Corp.	141,172	11,526,694
Tenet Healthcare Corp. *	107,609	9,250,070
TransUnion	53,821	5,561,862
UnitedHealth Group, Inc.	65,054	33,175,588

		283,788,533

Energy - 3.7%
APA Corp.	208,561	8,619,826
Cheniere Energy, Inc.	59,896	8,304,580
Exxon Mobil Corp.	251,054	20,734,550
Magellan Midstream Partners LP	120,408	5,908,421
NOV, Inc.	163,425	3,204,764

		46,772,141

Financial - 13.5%
Allstate Corp.	131,929	18,273,486
American Express Co.	99,920	18,685,040
Equitable Holdings, Inc.	712,432	22,021,273
First Citizens BancShares, Inc. Class A	19,484	12,968,550
Intercontinental Exchange, Inc.	153,224	20,243,955
JPMorgan Chase & Co.	142,454	19,419,329
Prologis, Inc. REIT	217,138	35,063,444
Rocket Cos., Inc. Class A	579,790	6,447,265
Signature Bank	30,299	8,892,454

	Shares	Value
SVB Financial Group *	16,105	$9,009,942

		171,024,738

Industrial - 11.3%
Deere & Co.	41,393	17,197,136
Otis Worldwide Corp.	229,053	17,625,628
Raytheon Technologies Corp.	246,023	24,373,499
Rockwell Automation, Inc.	22,284	6,240,188
Union Pacific Corp.	52,411	14,319,209
United Parcel Service, Inc. Class B	181,160	38,851,574
Vulcan Materials Co.	84,797	15,577,209
Waste Connections, Inc.	58,711	8,201,927

		142,386,370

Technology - 25.4%
Accenture PLC Class A	50,770	17,121,167
Advanced Micro Devices, Inc. *	141,567	15,478,936
Amdocs Ltd.	37,688	3,098,331
Apple, Inc.	318,233	55,566,664
Applied Materials, Inc.	124,645	16,428,211
Doximity, Inc. Class A *	75,752	3,945,922
Fiserv, Inc. *	164,588	16,689,223
Manhattan Associates, Inc. *	26,682	3,701,060
Microsoft Corp.	276,100	85,124,391
QUALCOMM, Inc.	209,926	32,080,891
Salesforce.com, Inc. *	115,043	24,425,930
ServiceNow, Inc. *	12,326	6,864,226
VMware, Inc. Class A	220,755	25,137,372
Workday, Inc. Class A *	53,350	12,775,191
Zynga, Inc. Class A *	271,729	2,510,776

		320,948,291

Utilities - 1.8%
FirstEnergy Corp.	500,952	22,973,659

Total Common Stocks (Cost $1,037,974,384)		1,260,058,293

	Principal Amount
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $5,165,702; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $5,269,095)	$5,165,702	5,165,702

Total Short-Term Investment (Cost $5,165,702)		5,165,702

TOTAL INVESTMENTS - 100.0% (Cost $1,043,140,086)		1,265,223,995

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(327,228)

NET ASSETS - 100.0%		$1,264,896,767

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MAIN STREET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$9,072,490	$9,072,490	$-	$-
	Communications	187,197,959	187,197,959	-	-
	Consumer, Cyclical	75,894,112	75,894,112	-	-
	Consumer, Non-Cyclical	283,788,533	278,304,706	5,483,827	-
	Energy	46,772,141	46,772,141	-	-
	Financial	171,024,738	171,024,738	-	-
	Industrial	142,386,370	142,386,370	-	-
	Technology	320,948,291	320,948,291	-	-
	Utilities	22,973,659	22,973,659	-	-

	Total Common Stocks	1,260,058,293	1,254,574,466	5,483,827	-

	Short-Term Investment	5,165,702	-	5,165,702	-

	Total	$1,265,223,995	$1,254,574,466	$10,649,529	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 7.8%
Agnico Eagle Mines Ltd. (Canada)	72,924	$4,465,866
Alcoa Corp.	25,290	2,276,859
CF Industries Holdings, Inc.	30,226	3,115,091
Eastman Chemical Co.	18,931	2,121,408
Freeport-McMoRan, Inc.	375,867	18,695,624
Hecla Mining Co.	378,615	2,487,500
Huntsman Corp.	205,210	7,697,427
Mosaic Co.	162,446	10,802,659
Nucor Corp.	13,949	2,073,519
Westlake Corp.	33,834	4,175,116

		57,911,069

Communications - 2.8%
Arista Networks, Inc. *	20,923	2,907,879
Fox Corp. Class A	123,606	4,876,257
IAC/InterActiveCorp *	12,458	1,249,288
Roku, Inc. *	17,997	2,254,484
Spotify Technology SA *	39,594	5,979,486
Twitter, Inc. *	88,270	3,415,166

		20,682,560

Consumer, Cyclical - 12.4%
American Eagle Outfitters, Inc.	108,908	1,829,654
Aptiv PLC *	10,172	1,217,690
Best Buy Co., Inc.	34,229	3,111,416
Brunswick Corp.	8,176	661,357
Burlington Stores, Inc. *	43,205	7,870,655
Casey’s General Stores, Inc.	28,654	5,678,363
Chipotle Mexican Grill, Inc. *	575	909,667
Copart, Inc. *	3,252	408,028
Delta Air Lines, Inc. *	97,830	3,871,133
Dollar General Corp.	11,037	2,457,167
Floor & Decor Holdings, Inc. Class A *	12,931	1,047,411
IAA, Inc. *	16,071	614,716
Lear Corp.	6,951	991,143
Live Nation Entertainment, Inc. *	111,340	13,098,038
LKQ Corp.	74,083	3,364,109
Lululemon Athletica, Inc. *	12,274	4,482,833
Polaris, Inc.	27,757	2,923,367
Royal Caribbean Cruises Ltd. *	98,970	8,291,707
Southwest Airlines Co. *	269,718	12,353,084
Texas Roadhouse, Inc.	31,357	2,625,522
Thor Industries, Inc.	35,921	2,826,983
Ulta Beauty, Inc. *	19,135	7,619,940
Vail Resorts, Inc.	1,435	373,488
WW Grainger, Inc.	5,039	2,599,066
YETI Holdings, Inc. *	17,935	1,075,741

		92,302,278

Consumer, Non-Cyclical - 19.4%
ABIOMED, Inc. *	24,651	8,165,397
Albertsons Cos., Inc. Class A	140,849	4,683,229
Align Technology, Inc. *	3,005	1,310,180
AMERCO	5,030	3,002,608
AmerisourceBergen Corp.	26,541	4,106,158
AMN Healthcare Services, Inc. *	7,216	752,845
BioMarin Pharmaceutical, Inc. *	86,723	6,686,343
Booz Allen Hamilton Holding Corp.	25,948	2,279,272
Clorox Co.	10,406	1,446,746
CoStar Group, Inc. *	6,394	425,904
Darling Ingredients, Inc. *	238,123	19,140,327
Dexcom, Inc. *	1,193	610,339
Edwards Lifesciences Corp. *	2,981	350,923
Exelixis, Inc. *	187,449	4,249,469

	Shares	Value
Gartner, Inc. *	14,046	$4,178,123
Hain Celestial Group, Inc. *	259,881	8,939,907
Henry Schein, Inc. *	69,064	6,021,690
Hershey Co.	13,633	2,953,317
Horizon Therapeutics PLC *	13,944	1,467,048
Hormel Foods Corp.	121,162	6,244,690
Insulet Corp. *	5,751	1,532,009
Lamb Weston Holdings, Inc.	37,257	2,232,067
Masimo Corp. *	20,828	3,031,307
Molina Healthcare, Inc. *	9,099	3,035,336
Monster Beverage Corp. *	11,969	956,323
Neurocrine Biosciences, Inc. *	30,854	2,892,563
NuVasive, Inc. *	69,779	3,956,469
Omnicell, Inc. *	27,125	3,512,416
Quanta Services, Inc.	66,604	8,765,753
Robert Half International, Inc.	27,200	3,105,696
Service Corp. International	11,716	771,147
Teleflex, Inc.	8,178	2,901,800
Tyson Foods, Inc. Class A	51,643	4,628,762
United Rentals, Inc. *	20,241	7,189,806
Vertex Pharmaceuticals, Inc. *	36,059	9,410,317

		144,936,286

Energy - 12.6%
Baker Hughes Co.	518,801	18,889,544
ChampionX Corp. *	225,526	5,520,877
Chesapeake Energy Corp.	147,542	12,836,154
Devon Energy Corp.	13,293	786,015
Enphase Energy, Inc. *	18,158	3,663,921
Halliburton Co.	40,779	1,544,301
Hess Corp.	6,937	742,537
Marathon Petroleum Corp.	61,006	5,216,013
Occidental Petroleum Corp.	66,593	3,778,487
Ovintiv, Inc.	271,761	14,694,117
Pioneer Natural Resources Co.	80,767	20,194,173
SolarEdge Technologies, Inc. *	8,893	2,866,836
Valaris Ltd. *	72,270	3,755,872

		94,488,847

Financial - 18.2%
Agree Realty Corp. REIT	49,767	3,302,538
Ally Financial, Inc.	35,262	1,533,192
Arch Capital Group Ltd. *	149,448	7,236,272
Axis Capital Holdings Ltd.	124,966	7,556,694
Brown & Brown, Inc.	159,737	11,544,193
Cboe Global Markets, Inc.	52,450	6,001,329
Citizens Financial Group, Inc.	155,814	7,063,049
Comerica, Inc.	62,120	5,617,512
Discover Financial Services	52,534	5,788,721
EastGroup Properties, Inc. REIT	35,211	7,157,692
Evercore, Inc. Class A	15,679	1,745,386
Everest Re Group Ltd.	4,947	1,490,927
eXp World Holdings, Inc.	87,428	1,850,851
Healthcare Realty Trust, Inc. REIT	271,562	7,462,524
Host Hotels & Resorts, Inc. REIT	388,782	7,554,034
Mid-America Apartment Communities, Inc. REIT	47,948	10,042,708
Signature Bank	23,030	6,759,075
STAG Industrial, Inc. REIT	349,437	14,449,220
SVB Financial Group *	3,669	2,052,622
Synovus Financial Corp.	208,333	10,208,317
Voya Financial, Inc.	52,682	3,495,451
White Mountains Insurance Group Ltd.	5,258	5,974,350

		135,886,657

Industrial - 11.1%
AGCO Corp.	84,581	12,351,363
BWX Technologies, Inc.	54,191	2,918,727
Carrier Global Corp.	54,469	2,498,493
Chart Industries, Inc. *	22,731	3,904,504

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Eagle Materials, Inc.	39,828	$5,112,322
Eaton Corp. PLC	4,886	741,499
Garmin Ltd.	28,500	3,380,385
Generac Holdings, Inc. *	24,670	7,333,404
Hexcel Corp.	27,404	1,629,716
Huntington Ingalls Industries, Inc.	25,786	5,142,760
Keysight Technologies, Inc. *	3,021	477,227
Knight-Swift Transportation Holdings, Inc.	86,504	4,364,992
L3Harris Technologies, Inc.	16,701	4,149,698
Martin Marietta Materials, Inc.	14,222	5,473,906
Owens Corning	45,577	4,170,296
Parker-Hannifin Corp.	9,117	2,587,040
Regal Rexnord Corp.	13,599	2,023,259
Textron, Inc.	68,440	5,090,567
Timken Co.	61,119	3,709,923
Universal Display Corp.	6,338	1,058,129
Vulcan Materials Co.	27,743	5,096,389

		83,214,599

Technology - 10.0%
Black Knight, Inc. *	19,627	1,138,170
DocuSign, Inc. *	40,959	4,387,528
DXC Technology Co. *	333,388	10,878,450
Jack Henry & Associates, Inc.	36,180	7,129,269
KLA Corp.	11,577	4,237,877
Lumentum Holdings, Inc. *	21,635	2,111,576
NXP Semiconductors NV (China)	3,480	644,078
ON Semiconductor Corp. *	12,291	769,539
Pure Storage, Inc. Class A *	154,059	5,439,823
Skyworks Solutions, Inc.	24,513	3,267,093
Splunk, Inc. *	89,783	13,342,652
Teradata Corp. *	257,893	12,711,546
Teradyne, Inc.	17,225	2,036,512
Twilio, Inc. Class A *	13,023	2,146,321
Zebra Technologies Corp. Class A *	5,952	2,462,342
Zynga, Inc. Class A *	207,631	1,918,510

		74,621,286

Utilities - 5.2%
CenterPoint Energy, Inc.	355,450	10,890,988
CMS Energy Corp.	124,933	8,737,814
Evergy, Inc.	149,766	10,235,009
WEC Energy Group, Inc.	93,267	9,308,979

		39,172,790

Total Common Stocks (Cost $672,242,356)		743,216,372

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $6,319,911; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $6,446,348)	$6,319,911	$6,319,911

Total Short-Term Investment (Cost $6,319,911)		6,319,911

TOTAL INVESTMENTS - 100.3% (Cost $678,562,267)		749,536,283

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,184,314)

NET ASSETS - 100.0%		$747,351,969

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$743,216,372	$743,216,372	$-	$-
	Short-Term Investment	6,319,911	-	6,319,911	-

	Total	$749,536,283	$743,216,372	$6,319,911	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.3%
Basic Materials - 0.6%
RPM International, Inc.	73,888	$6,017,439

Communications - 7.3%
Arista Networks, Inc. *	225,710	31,369,176
Pinterest, Inc. Class A *	628,237	15,460,912
Q2 Holdings, Inc. *	105,075	6,477,874
Shutterstock, Inc.	125,752	11,704,996
Trade Desk, Inc. Class A *	154,913	10,727,725

		75,740,683

Consumer, Cyclical - 17.3%
BorgWarner, Inc.	464,432	18,066,405
Chipotle Mexican Grill, Inc. *	19,502	30,852,749
Fastenal Co.	264,983	15,739,990
Floor & Decor Holdings, Inc. Class A *	91,057	7,375,617
Levi Strauss & Co. Class A	580,370	11,468,111
Lululemon Athletica, Inc. *	38,157	13,936,081
National Vision Holdings, Inc. *	303,670	13,230,902
On Holding AG Class A * (Switzerland)	329,240	8,310,018
Pool Corp.	27,741	11,730,282
Scotts Miracle-Gro Co.	95,760	11,774,650
Ulta Beauty, Inc. *	58,875	23,445,202
Vail Resorts, Inc.	51,201	13,326,084

		179,256,091

Consumer, Non-Cyclical - 27.1%
ABIOMED, Inc. *	53,904	17,855,161
Bio-Techne Corp.	37,894	16,409,618
Brown-Forman Corp. Class B	52,285	3,504,141
Clarivate PLC *	655,475	10,985,761
CoStar Group, Inc. *	504,333	33,593,621
Dexcom, Inc.* ‡	77,634	39,717,554
Edwards Lifesciences Corp. *	143,618	16,906,711
Envista Holdings Corp. *	381,951	18,604,833
Genmab AS ADR * (Denmark)	403,440	14,596,459
Hershey Co.	64,804	14,038,491
Horizon Therapeutics PLC *	196,821	20,707,537
Intuitive Surgical, Inc. *	53,147	16,033,387
MarketAxess Holdings, Inc.	81,475	27,717,795
Repligen Corp. *	72,022	13,546,618
Seagen, Inc. *	115,707	16,667,593

		280,885,280

Financial - 4.3%
First Republic Bank	110,463	17,906,052
Kinsale Capital Group, Inc.	22,853	5,210,941
Pinnacle Financial Partners, Inc.	117,273	10,798,498
SVB Financial Group *	19,406	10,856,687

		44,772,178

Industrial - 17.6%
Agilent Technologies, Inc.	90,488	11,974,277
AO Smith Corp.	238,791	15,256,357
CAE, Inc. * (Canada)	43,798	1,142,252
HEICO Corp. Class A	156,152	19,804,758
IDEX Corp.	75,073	14,393,746
II-VI, Inc. *	344,250	24,954,683
Keysight Technologies, Inc. *	127,424	20,129,169
Middleby Corp. *	95,964	15,732,338
Novanta, Inc. *	67,922	9,664,622
Trex Co., Inc. *	250,518	16,366,341
Trimble, Inc. *	230,981	16,662,969
Universal Display Corp.	95,025	15,864,424

		181,945,936

	Shares	Value
Technology - 26.1%

Azenta, Inc.	143,829	$11,920,548
Crowdstrike Holdings, Inc. Class A *	92,110	20,916,339
Datto Holding Corp. *	177,777	4,750,202
DocuSign, Inc. *	182,569	19,556,791
Electronic Arts, Inc.	111,416	14,095,238
Five9, Inc. *	141,228	15,591,571
Genpact Ltd.	144,006	6,265,701
Guidewire Software, Inc. *	150,242	14,215,898
Marvell Technology, Inc.	373,919	26,813,732
Microchip Technology, Inc.	294,709	22,144,434
Monolithic Power Systems, Inc.	69,756	33,879,094
Paycom Software, Inc. *	54,174	18,764,790
SkyWater Technology, Inc. *	78,540	850,588
Teradyne, Inc.	198,471	23,465,226
Tyler Technologies, Inc. *	44,513	19,803,389
Workiva, Inc. *	111,095	13,109,210
ZoomInfo Technologies, Inc. Class A *	82,088	4,903,937

		271,046,688

Total Common Stocks (Cost $821,836,541)		1,039,664,295

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $3,559,975; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $3,631,202)	$3,559,975	3,559,975

Total Short-Term Investment (Cost $3,559,975)		3,559,975

TOTAL INVESTMENTS - 100.6% (Cost $825,396,516)		1,043,224,270

DERIVATIVES - (0.1%)		(485,640)

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(5,306,101)

NET ASSETS - 100.0%		$1,037,432,529

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Premiums received and value of written options outstanding as of March 31, 2022 were as follows:

Options on Securities
Description	Exercise Price	Expiration Date	Exchange	Number of contracts	Notional Amount	Premium	Value
Put - Shutterstock, Inc.	$110.00	05/20/22	OCC	284	$3,124,000	$775,958	($485,640)

Total Written Options						$775,958	($485,640)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,039,664,295	$1,039,664,295	$-	$-
	Short-Term Investment	3,559,975	-	3,559,975	-

	Total Assets	1,043,224,270	1,039,664,295	3,559,975	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(485,640)	-	(485,640)	-

	Total Liabilities	(485,640)	-	(485,640)	-

	Total	$1,042,738,630	$1,039,664,295	$3,074,335	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Basic Materials - 2.7%
Axalta Coating Systems Ltd. *	125,568	$3,086,461
DuPont de Nemours, Inc.	84,771	6,237,450
FMC Corp.	60,980	8,023,139
PPG Industries, Inc.	23,696	3,105,835

		20,452,885

Communications - 2.0%
Expedia Group, Inc. *	24,857	4,863,769
Maxar Technologies, Inc.	77,884	3,073,303
NortonLifeLock, Inc.	283,157	7,509,323

		15,446,395

Consumer, Cyclical - 13.4%
Alaska Air Group, Inc. *	80,993	4,698,404
AutoZone, Inc. *	7,322	14,970,415
Callaway Golf Co. *	77,515	1,815,401
Carnival Corp. *	40,923	827,463
Copart, Inc. *	19,378	2,431,358
Darden Restaurants, Inc.	23,964	3,186,014
Gentex Corp.	108,855	3,175,300
Harley-Davidson, Inc.	171,765	6,767,541
Hasbro, Inc.	77,113	6,317,097
International Game Technology PLC	104,756	2,585,378
Las Vegas Sands Corp. *	80,372	3,124,060
Lear Corp.	18,247	2,601,840
Live Nation Entertainment, Inc. *	40,231	4,732,775
LKQ Corp.	111,730	5,073,659
Marriott International, Inc. Class A *	23,564	4,141,373
Norwegian Cruise Line Holdings Ltd. *	37,155	812,951
Polaris, Inc.	48,133	5,069,368
Resideo Technologies, Inc. *	132,643	3,160,883
Ross Stores, Inc.	58,209	5,265,586
Royal Caribbean Cruises Ltd. *	12,100	1,013,738
Tempur Sealy International, Inc.	154,232	4,306,157
Travel & Leisure Co.	65,498	3,794,954
Ulta Beauty, Inc. *	6,116	2,435,513
Whirlpool Corp.	34,742	6,002,723
Wyndham Hotels & Resorts, Inc.	63,956	5,416,434

		103,726,385

Consumer, Non-Cyclical - 16.5%
AmerisourceBergen Corp.	55,960	8,657,572
ASGN, Inc. *	47,473	5,540,574
Avantor, Inc. *	202,517	6,849,125
Avery Dennison Corp.	13,847	2,408,963
Boston Scientific Corp. *	64,183	2,842,665
Centene Corp. *	76,176	6,413,257
Cigna Corp.	12,814	3,070,363
Coca-Cola Europacific Partners PLC (United Kingdom)	92,788	4,510,425
Corteva, Inc.	146,674	8,430,821
EVERTEC, Inc.	68,074	2,786,269
Global Payments, Inc.	41,212	5,639,450
HCA Healthcare, Inc.	22,213	5,567,022
Humana, Inc.	16,581	7,215,554
ICON PLC * (Ireland)	41,267	10,036,960
IQVIA Holdings, Inc. *	13,741	3,177,057
Keurig Dr Pepper, Inc.	106,099	4,021,152
Laboratory Corp. of America Holdings *	10,014	2,640,291
Molina Healthcare, Inc. *	15,398	5,136,619
Monster Beverage Corp. *	29,482	2,355,612
Robert Half International, Inc.	49,971	5,705,689
TransUnion	43,928	4,539,519
Universal Health Services, Inc. Class B	46,351	6,718,577
US Foods Holding Corp. *	174,469	6,565,268
Zimmer Biomet Holdings, Inc.	47,817	6,115,794

		126,944,598

	Shares	Value
Energy - 8.6%

ConocoPhillips	72,963	$7,296,300
Devon Energy Corp.	102,222	6,044,387
Diamondback Energy, Inc.	48,738	6,681,005
Halliburton Co.	199,039	7,537,607
HF Sinclair Corp.	107,848	4,297,743
Marathon Petroleum Corp.	95,331	8,150,800
Pioneer Natural Resources Co.	32,052	8,013,962
Schlumberger NV	262,696	10,851,972
Valero Energy Corp.	75,069	7,622,506

		66,496,282

Financial - 25.2%
Aflac, Inc.	42,896	2,762,073
Alleghany Corp. *	9,878	8,366,666
American Homes 4 Rent Class A REIT	112,658	4,509,700
American International Group, Inc.	114,576	7,191,935
Ameriprise Financial, Inc.	59,029	17,729,950
Aon PLC Class A	18,687	6,085,048
Capital One Financial Corp.	18,412	2,417,311
Cousins Properties, Inc. REIT	111,996	4,512,319
Discover Financial Services	81,671	8,999,327
Duke Realty Corp. REIT	137,027	7,955,787
East West Bancorp, Inc.	125,401	9,909,187
Equity Residential REIT	75,865	6,821,781
Essex Property Trust, Inc. REIT	22,337	7,716,987
Everest Re Group Ltd.	23,786	7,168,625
Fifth Third Bancorp	363,821	15,658,856
Globe Life, Inc.	42,269	4,252,261
Healthpeak Properties, Inc. REIT	113,112	3,883,135
Huntington Bancshares, Inc.	720,043	10,527,029
KeyCorp	544,395	12,183,560
Kilroy Realty Corp. REIT	55,733	4,259,116
Lamar Advertising Co. Class A REIT	31,752	3,688,947
Regency Centers Corp. REIT	96,143	6,858,842
SLM Corp.	208,214	3,822,809
State Street Corp.	45,417	3,956,729
Synchrony Financial	57,086	1,987,164
Travelers Cos., Inc.	19,505	3,564,149
Truist Financial Corp.	164,277	9,314,506
Welltower, Inc. REIT	86,784	8,343,414

		194,447,213

Industrial - 18.1%
Advanced Drainage Systems, Inc.	34,992	4,157,399
Allegion PLC	32,827	3,603,748
Altra Industrial Motion Corp.	64,987	2,529,944
AMETEK, Inc.	74,478	9,918,980
BWX Technologies, Inc.	79,880	4,302,337
Crown Holdings, Inc.	51,319	6,419,494
Curtiss-Wright Corp.	27,793	4,173,397
Dover Corp.	73,871	11,590,360
Eaton Corp. PLC	63,045	9,567,709
Expeditors International of Washington, Inc.	35,779	3,690,962
Flex Ltd. *	226,158	4,195,231
Garmin Ltd.	45,829	5,435,778
General Dynamics Corp.	10,697	2,579,902
Hexcel Corp.	83,669	4,975,795
Howmet Aerospace, Inc.	225,107	8,090,346
ITT, Inc.	33,094	2,489,000
L3Harris Technologies, Inc.	20,975	5,211,658
Masco Corp.	74,065	3,777,315
Mohawk Industries, Inc. *	31,561	3,919,876
Norfolk Southern Corp.	18,294	5,217,815
Oshkosh Corp.	52,556	5,289,761
Parker-Hannifin Corp.	27,081	7,684,504

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Sensata Technologies Holding PLC *	47,154	$2,397,781
TE Connectivity Ltd.	71,952	9,424,273
Textron, Inc.	120,005	8,925,972

		139,569,337

Technology - 7.3%
Check Point Software Technologies Ltd. * (Israel)	33,125	4,579,862
Cognizant Technology Solutions Corp. Class A	77,393	6,939,830
Fidelity National Information Services, Inc.	57,328	5,756,878
KLA Corp.	8,878	3,249,881
Leidos Holdings, Inc.	40,931	4,421,367
Microchip Technology, Inc.	31,738	2,384,793
NetApp, Inc.	67,213	5,578,679
NXP Semiconductors NV (China)	20,813	3,852,070
Qorvo, Inc. *	67,278	8,349,200
Science Applications International Corp.	39,079	3,601,911
SS&C Technologies Holdings, Inc.	53,510	4,014,320
Western Digital Corp. *	71,681	3,558,962

		56,287,753

Utilities - 4.2%
American Electric Power Co., Inc.	50,660	5,054,348
CenterPoint Energy, Inc.	371,027	11,368,267
DTE Energy Co.	43,074	5,694,814
Edison International	44,470	3,117,347
Entergy Corp.	64,134	7,487,645

		32,722,421

Total Common Stocks (Cost $543,974,947)		756,093,269

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
State Street Bank & Trust Co. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $15,735,329; collateralized by U.S. Treasury Notes and Federal Home Loan Mortgage Corp: 1.500% - 3.500% due 01/31/27 - 08/01/47 and value $16,050,036)	$15,735,329	15,735,329

Total Short-Term Investment (Cost $15,735,329)		15,735,329

TOTAL INVESTMENTS - 100.0% (Cost $559,710,276)		771,828,598

OTHER ASSETS & LIABILITIES, NET - 0.0%		333,015

NET ASSETS - 100.0%		$772,161,613

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$756,093,269	$756,093,269	$-	$-
	Short-Term Investment	15,735,329	-	15,735,329	-

	Total	$771,828,598	$756,093,269	$15,735,329	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	154	$462
Contra Zogenix, Inc. - Contingent Value Rights *	8,726	5,934

		6,396

Industrial - 0.0%
Quantum Leap Corp. Pty Ltd. *	7,333	58

Total Rights (Cost $5,934)		6,454

COMMON STOCKS - 98.3%
Basic Materials - 4.0%
AdvanSix, Inc.	3,400	173,706
Allegheny Technologies, Inc. *	6,180	165,871
American Vanguard Corp.	2,763	56,144
Amyris, Inc. *	19,512	85,072
Arconic Corp. *	13,267	339,901
Ashland Global Holdings, Inc.	39,561	3,893,198
Carpenter Technology Corp.	5,915	248,312
Century Aluminum Co. *	6,024	158,491
Clearwater Paper Corp. *	2,046	57,349
Coeur Mining, Inc. *	9,893	44,024
Commercial Metals Co.	14,930	621,387
Constellium SE *	15,433	277,794
Ecovyst, Inc.	7,375	85,255
Elementis PLC * (United Kingdom)	1,224,313	1,895,339
Energy Fuels, Inc. *	2,688	24,595
Ferro Corp. *	1,705	37,067
Gatos Silver, Inc. *	1,216	5,253
GCP Applied Technologies, Inc. *	8,316	261,289
Glatfelter Corp.	5,417	67,062
Hawkins, Inc.	812	37,271
HB Fuller Co.	5,687	375,740
Hecla Mining Co.	46,532	305,715
Innospec, Inc.	2,112	195,466
Intrepid Potash, Inc. *	1,239	101,772
Kaiser Aluminum Corp.	1,718	161,767
Koppers Holdings, Inc.	2,557	70,369
Kronos Worldwide, Inc.	2,363	36,674
Minerals Technologies, Inc.	50,747	3,356,914
Neenah, Inc.	2,090	82,889
Oil-Dri Corp. of America	642	18,393
PolyMet Mining Corp. * (Canada)	2,617	10,965
Rayonier Advanced Materials, Inc. *	7,674	50,418
Rogers Corp. *	281	76,348
Schnitzer Steel Industries, Inc. Class A	2,993	155,456
Sensient Technologies Corp.	2,537	212,981
Stepan Co.	2,707	267,479
Tronox Holdings PLC Class A	14,246	281,928
Unifi, Inc. *	1,739	31,476
Ur-Energy, Inc. *	2,111	3,378
US Lime & Minerals, Inc.	250	29,010
Valhi, Inc.	382	11,196
Zymergen, Inc. *	7,980	23,062

		14,393,776

Communications - 1.5%
1stdibs.com, Inc. *	218	1,742
A10 Networks, Inc.	1,193	16,642
ADTRAN, Inc.	5,689	104,962

	Shares	Value
Advantage Solutions, Inc. *	9,475	$60,451
aka Brands Holding Corp. *	563	2,488
AMC Networks, Inc. Class A *	1,764	71,671
Anterix, Inc. *	1,010	58,479
ATN International, Inc.	1,365	54,436
Audacy, Inc. Class A *	14,650	42,339
Aviat Networks, Inc. *	1,084	33,355
Boston Omaha Corp. Class A *	2,530	64,186
Calix, Inc. *	1,183	50,763
Cars.com, Inc. *	7,381	106,508
ChannelAdvisor Corp. *	1,041	17,249
Clear Channel Outdoor Holdings, Inc. *	41,264	142,773
comScore, Inc. *	8,696	25,305
Consolidated Communications Holdings, Inc. *	9,029	53,271
Couchbase, Inc. *	728	12,682
Credo Technology Group Holding Ltd. *	711	10,829
CuriosityStream, Inc. *	3,445	9,991
DZS, Inc. *	1,146	15,895
EchoStar Corp. Class A *	4,654	113,278
Entravision Communications Corp. Class A	7,516	48,178
ePlus, Inc. *	3,319	186,063
EW Scripps Co. Class A *	7,107	147,755
Fluent, Inc. *	4,611	9,591
Gannett Co., Inc. *	17,427	78,596
Globalstar, Inc. *	11,794	17,337
Gogo, Inc. *	6,821	130,008
Gray Television, Inc.	10,603	234,008
Groupon, Inc. *	281	5,404
Harmonic, Inc. *	9,225	85,700
HealthStream, Inc. *	3,165	63,047
Hemisphere Media Group, Inc. *	2,476	11,315
Houghton Mifflin Harcourt Co. *	967	20,317
IDT Corp. Class B	447	15,238
iHeartMedia, Inc. Class A *	7,572	143,338
InterDigital, Inc.	2,313	147,569
Iridium Communications, Inc. *	3,590	144,749
KVH Industries, Inc. *	1,881	17,117
Lands’ End, Inc. *	1,781	30,135
Liberty Latin America Ltd. Class A * (Chile)	4,711	45,697
Liberty Latin America Ltd. Class C * (Chile)	19,477	186,784
Limelight Networks, Inc. *	15,548	81,161
Lulu’s Fashion Lounge Holdings, Inc. *	326	2,210
Maxar Technologies, Inc.	9,013	355,653
MediaAlpha, Inc. Class A *	325	5,379
National CineMedia, Inc.	7,378	18,740
NeoPhotonics Corp. *	6,480	98,561
NETGEAR, Inc. *	3,610	89,095
Ooma, Inc. *	1,060	15,889
Plantronics, Inc. *	3,094	121,904
Preformed Line Products Co.	372	23,592
Revolve Group, Inc. *	1,657	88,964
Ribbon Communications, Inc. *	8,719	26,942
Scholastic Corp.	3,426	137,999
Shenandoah Telecommunications Co.	3,955	93,259
Sinclair Broadcast Group, Inc. Class A	4,807	134,692
Solo Brands, Inc. Class A *	777	6,628
Stagwell, Inc. *	7,022	50,839
TEGNA, Inc.	28,273	633,315
Telephone & Data Systems, Inc.	12,538	236,717
Thryv Holdings, Inc. *	223	6,271
TrueCar, Inc. *	11,811	46,653
US Cellular Corp. *	1,882	56,893
Value Line, Inc.	32	2,144
Viavi Solutions, Inc. *	3,224	51,842
VirnetX Holding Corp. *	7,159	11,669
WideOpenWest, Inc. *	2,428	42,344
Yelp, Inc. *	632	21,558

		5,298,154

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Consumer, Cyclical - 13.4%
A-Mark Precious Metals, Inc.	1,116	$86,311
Abercrombie & Fitch Co. Class A *	6,370	203,776
Academy Sports & Outdoors, Inc.	9,767	384,820
Acushnet Holdings Corp.	2,996	120,619
Adient PLC *	47,158	1,922,632
Aeva Technologies, Inc. *	13,135	56,875
AMC Entertainment Holdings, Inc. Class A *	64,144	1,580,508
America’s Car-Mart, Inc. *	133	10,714
American Axle & Manufacturing Holdings, Inc. *	7,045	54,669
Avient Corp.	77,901	3,739,248
Barnes & Noble Education, Inc. *	5,600	20,048
Bassett Furniture Industries, Inc.	1,144	18,945
Beacon Roofing Supply, Inc. *	1,737	102,969
Beazer Homes USA, Inc. *	3,629	55,233
Bed Bath & Beyond, Inc. *	10,693	240,913
Big 5 Sporting Goods Corp.	2,585	44,333
Big Lots, Inc.	3,746	129,612
Biglari Holdings, Inc. Class B *	93	13,449
BJ’s Restaurants, Inc. *	253	7,160
BJ’s Wholesale Club Holdings, Inc. *	4,313	291,602
Blue Bird Corp. *	1,027	19,328
Bluegreen Vacations Holding Corp. *	1,787	52,842
Brinker International, Inc. *	23,944	913,703
Brunswick Corp.	19,078	1,543,219
Buckle, Inc.	152	5,022
Callaway Golf Co. *	15,140	354,579
Canoo, Inc. *	7,202	39,755
CarLotz, Inc. *	7,926	10,859
Carrols Restaurant Group, Inc.	3,307	7,474
Carter’s, Inc.	9,123	839,225
Cato Corp. Class A	2,391	35,052
Cavco Industries, Inc. *	339	81,648
Century Communities, Inc.	3,240	173,567
Chicken Soup For The Soul Entertainment, Inc. *	858	6,855
Chico’s FAS, Inc. *	11,750	56,400
Children’s Place, Inc. *	24,603	1,212,928
Chuy’s Holdings, Inc. *	1,321	35,667
Cinemark Holdings, Inc. *	2,265	39,139
Clean Energy Fuels Corp. *	19,268	152,988
Commercial Vehicle Group, Inc. *	2,526	21,345
CompX International, Inc.	335	7,879
Conn’s, Inc. *	2,217	34,164
Container Store Group, Inc. *	3,931	32,116
Cooper-Standard Holdings, Inc. *	2,080	18,242
Daktronics, Inc. *	4,641	17,821
Dalata Hotel Group PLC * (Ireland)	543,871	2,382,562
Dana, Inc.	8,371	147,078
Dave & Buster’s Entertainment, Inc. *	3,353	164,632
Denny’s Corp. *	188,890	2,703,016
Dillard’s, Inc. Class A	675	181,163
Drive Shack, Inc. *	7,329	11,287
El Pollo Loco Holdings, Inc. *	2,357	27,388
Eros STX Global Corp. * (United Arab Emirates)	2,573	7,179
Escalade, Inc.	832	10,982
Ethan Allen Interiors, Inc.	2,807	73,178
F45 Training Holdings, Inc. *	1,655	17,709
Fiesta Restaurant Group, Inc. *	2,216	16,565
First Watch Restaurant Group, Inc. *	479	6,251
FirstCash, Inc.	4,587	322,650
Fisker, Inc. *	1,634	21,079
Flexsteel Industries, Inc.	747	14,417
Forestar Group, Inc. *	1,556	27,635
Fossil Group, Inc. *	5,931	57,175
Franchise Group, Inc.	3,036	125,781
G-III Apparel Group Ltd. *	6,241	168,819
GAN Ltd. * (United Kingdom)	4,452	21,459

	Shares	Value
Genesco, Inc. *	1,780	$113,226
Global Industrial Co.	310	9,991
GMS, Inc. *	5,318	264,677
Goodyear Tire & Rubber Co. *	34,363	491,047
Green Brick Partners, Inc. *	2,736	54,063
Group 1 Automotive, Inc.	11,506	1,931,052
Guess?, Inc.	4,333	94,676
Hall of Fame Resort & Entertainment Co. *	9,094	10,094
Hamilton Beach Brands Holding Co. Class A	701	8,153
Haverty Furniture Cos., Inc.	1,141	31,286
Hawaiian Holdings, Inc. *	6,275	123,618
Healthcare Services Group, Inc.	4,397	81,652
Hibbett, Inc.	289	12,814
Hilton Grand Vacations, Inc. *	75,222	3,912,296
HNI Corp.	4,854	179,841
Hooker Furnishings Corp.	1,358	25,721
Hovnanian Enterprises, Inc. Class A *	644	38,060
Hyliion Holdings Corp. *	11,707	51,862
Ideanomics, Inc. *	60,325	67,564
IMAX Corp. *	5,573	105,497
Interface, Inc.	5,648	76,643
iRobot Corp. *	291	18,449
Jack in the Box, Inc.	52,515	4,905,426
Johnson Outdoors, Inc. Class A	249	19,355
KAR Auction Services, Inc. *	15,018	271,075
KB Home	8,091	261,987
Kimball International, Inc. Class B	4,349	36,749
La-Z-Boy, Inc.	5,463	144,059
Landsea Homes Corp. *	1,129	9,653
Lazydays Holdings, Inc. *	940	18,969
LCI Industries	1,587	164,746
Liberty TripAdvisor Holdings, Inc. Class A *	3,339	6,845
Life Time Group Holdings, Inc. *	2,086	30,330
Lifetime Brands, Inc.	1,637	21,019
Lions Gate Entertainment Corp. Class A *	7,101	115,391
Lions Gate Entertainment Corp. Class B *	14,821	222,760
LL Flooring Holdings, Inc. *	3,547	49,729
Lordstown Motors Corp. Class A *	17,341	59,133
M/I Homes, Inc. *	10,893	483,105
Macy’s, Inc.	38,204	930,649
Madison Square Garden Entertainment Corp. *	3,245	270,341
Marcus Corp. *	3,989	70,605
MarineMax, Inc. *	1,266	50,969
MDC Holdings, Inc.	5,175	195,822
Meritage Homes Corp. *	7,490	593,433
Meritor, Inc. *	1,266	45,032
Mesa Air Group, Inc. *	4,278	18,823
Methode Electronics, Inc.	4,609	199,339
Miller Industries, Inc.	1,291	36,355
MillerKnoll, Inc.	9,246	319,542
Monarch Casino & Resort, Inc. *	308	26,867
Motorcar Parts of America, Inc. *	2,358	42,043
Movado Group, Inc.	1,950	76,148
Nautilus, Inc. *	2,453	10,106
Nu Skin Enterprises, Inc. Class A	3,415	163,510
ODP Corp. *	5,737	262,927
OneSpaWorld Holdings Ltd. * (Bahamas)	3,330	33,966
Oxford Industries, Inc.	1,846	167,063
PC Connection, Inc.	1,391	72,874
PetMed Express, Inc.	437	11,275
Portillo’s, Inc. Class A *	854	20,974
PriceSmart, Inc.	2,834	223,518
Regis Corp. *	700	1,484
Resideo Technologies, Inc. *	15,869	378,158
REV Group, Inc.	55,135	738,809
Rite Aid Corp. *	6,884	60,235
Rocky Brands, Inc.	809	33,646
Romeo Power, Inc. *	3,976	5,924
Rush Enterprises, Inc. Class A	5,194	264,427
Rush Enterprises, Inc. Class B	882	42,645
ScanSource, Inc. *	3,136	109,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
SeaWorld Entertainment, Inc. *	2,804	$208,730
Shift Technologies, Inc. *	5,315	11,693
Shoe Carnival, Inc.	120	3,499
Signet Jewelers Ltd. (NYSE)	1,451	105,488
SkyWest, Inc. *	6,180	178,293
Sleep Number Corp. *	1,412	71,603
Snap One Holdings Corp. *	1,054	15,547
Sonic Automotive, Inc. Class A	2,689	114,309
Sovos Brands, Inc. *	1,715	24,319
Spirit Airlines, Inc. *	12,183	266,442
Standard Motor Products, Inc.	2,613	112,725
Steelcase, Inc. Class A	12,465	148,957
Superior Group of Cos., Inc.	1,125	20,081
Sweetgreen, Inc. Class A *	410	13,116
Target Hospitality Corp. *	788	4,728
Taylor Morrison Home Corp. *	16,144	439,440
Tenneco, Inc. Class A *	718	13,154
Tilly’s, Inc. Class A	2,763	25,862
Titan International, Inc. *	5,367	79,056
Titan Machinery, Inc. *	2,410	68,107
Torrid Holdings, Inc. *	1,623	9,835
Traeger, Inc. *	2,487	18,503
TravelCenters of America, Inc. *	1,553	66,717
Tri Pointe Homes, Inc. *	12,693	254,875
Tupperware Brands Corp. *	6,063	117,925
UniFirst Corp.	1,876	345,709
Univar Solutions, Inc. *	68,571	2,203,872
Universal Electronics, Inc. *	1,573	49,141
Urban Outfitters, Inc. *	2,509	63,001
Vera Bradley, Inc. *	3,208	24,605
Veritiv Corp. *	1,785	238,458
Vista Outdoor, Inc. *	7,015	250,365
VOXX International Corp. *	2,040	20,339
VSE Corp.	1,323	60,977
Wabash National Corp.	5,621	83,416
Weber, Inc. Class A	1,896	18,638
WESCO International, Inc. *	4,556	592,918
Winmark Corp.	280	61,600
Workhorse Group, Inc. *	17,423	87,115
World Fuel Services Corp.	7,789	210,615
XL Fleet Corp. *	12,637	25,148
Xponential Fitness, Inc. Class A *	662	15,517
Zumiez, Inc. *	2,425	92,659

		48,140,578

Consumer, Non-Cyclical - 13.3%
2seventy bio, Inc. *	2,892	49,338
2U, Inc. *	1,361	18,074
4D Molecular Therapeutics, Inc. *	3,099	46,857
89bio, Inc. *	1,556	5,866
Aaron’s Co., Inc.	3,890	78,111
ABM Industries, Inc.	8,383	385,953
Absci Corp. *	2,790	23,520
Acacia Research Corp. *	6,125	27,624
ACCO Brands Corp.	11,580	92,640
Acumen Pharmaceuticals, Inc. *	1,428	5,583
Adagio Therapeutics, Inc. *	2,903	13,238
AdaptHealth Corp. *	8,890	142,507
Addus HomeCare Corp. *	1,092	101,873
Adicet Bio, Inc. *	3,244	64,783
Adtalem Global Education, Inc. *	6,148	182,657
Adverum Biotechnologies, Inc. *	10,087	13,214
Aeglea BioTherapeutics, Inc. *	4,243	9,759
Aerovate Therapeutics, Inc. *	598	10,961
Agios Pharmaceuticals, Inc. *	6,738	196,143
AirSculpt Technologies, Inc. *	192	2,627
Akebia Therapeutics, Inc. *	12,363	8,875
Akero Therapeutics, Inc. *	649	9,209
Akouos, Inc. *	2,682	12,740
Albireo Pharma, Inc. *	483	14,408

	Shares	Value
Allogene Therapeutics, Inc. *	4,981	$45,377
Alpha Teknova, Inc. *	393	5,427
Alphatec Holdings, Inc. *	497	5,716
Alta Equipment Group, Inc. *	1,922	23,756
Altimmune, Inc. *	4,891	29,786
American Public Education, Inc. *	2,312	49,107
American Well Corp. Class A *	22,692	95,533
Amphastar Pharmaceuticals, Inc. *	3,708	133,117
Amylyx Pharmaceuticals, Inc. *	463	5,950
AnaptysBio, Inc. *	2,389	59,104
Andersons, Inc.	2,332	117,206
AngioDynamics, Inc. *	4,669	100,570
ANI Pharmaceuticals, Inc. *	1,352	38,005
Anika Therapeutics, Inc. *	1,779	44,671
Annexon, Inc. *	3,506	9,571
API Group Corp. *	25,113	528,126
Applied Therapeutics, Inc. *	756	1,595
AquaBounty Technologies, Inc. *	5,646	10,558
Arbutus Biopharma Corp. * (Canada)	9,892	29,478
Arcellx, Inc. *	420	5,888
Arcturus Therapeutics Holdings, Inc. *	2,611	70,393
Arcus Biosciences, Inc. *	5,566	175,663
Arcutis Biotherapeutics, Inc. *	3,080	59,321
Ardelyx, Inc. *	3,352	3,587
Artivion, Inc. *	434	9,279
Asensus Surgical, Inc. *	17,524	10,984
ASGN, Inc. *	670	78,196
Atara Biotherapeutics, Inc. *	9,862	91,618
Atea Pharmaceuticals, Inc. *	7,255	52,381
Athenex, Inc. *	5,835	4,840
Athersys, Inc. *	4,452	2,696
Athira Pharma, Inc. *	3,981	53,744
Atossa Therapeutics, Inc. *	13,397	16,746
Atreca, Inc. Class A *	2,366	7,500
Aura Biosciences, Inc. *	337	7,414
Avalo Therapeutics, Inc. *	1,387	1,005
Avanos Medical, Inc. *	6,559	219,726
Avid Bioservices, Inc. *	328	6,681
Avidity Biosciences, Inc. *	3,860	71,294
Avis Budget Group, Inc. *	5,207	1,371,003
Avrobio, Inc. *	5,921	7,816
B&G Foods, Inc.	7,951	214,518
Barrett Business Services, Inc.	929	71,970
Beauty Health Co. *	883	14,905
BellRing Brands, Inc. Class A *	4,802	110,830
BioCryst Pharmaceuticals, Inc. *	20,086	326,598
Biohaven Pharmaceutical Holding Co. Ltd. *	2,429	288,007
Bioventus, Inc. Class A *	817	11,520
Black Diamond Therapeutics, Inc. *	3,666	10,155
Bluebird Bio, Inc. *	8,309	40,299
Blueprint Medicines Corp. *	463	29,576
Bolt Biotherapeutics, Inc. *	3,583	9,817
Bridgebio Pharma, Inc. *	4,247	43,107
Bright Health Group, Inc. *	9,462	18,262
BrightView Holdings, Inc. *	5,852	79,646
Brookdale Senior Living, Inc. *	22,974	161,967
Brooklyn ImmunoTherapeutics, Inc. *	434	890
Cadiz, Inc. *	2,756	5,705
Cal-Maine Foods, Inc.	5,075	280,241
Cara Therapeutics, Inc. *	5,500	66,825
Cardiff Oncology, Inc. *	5,777	14,327
Caribou Biosciences, Inc. *	2,553	23,437
Carriage Services, Inc.	1,548	82,555
Cass Information Systems, Inc.	1,445	53,335
Castle Biosciences, Inc. *	273	12,247
Catalyst Pharmaceuticals, Inc. *	12,071	100,069
CBIZ, Inc. *	6,620	277,841
CEL-SCI Corp. *	496	1,949
Celldex Therapeutics, Inc. *	1,214	41,349
Central Garden & Pet Co. *	650	28,574
Central Garden & Pet Co. Class A *	3,178	129,599

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Century Therapeutics, Inc. *	739	$9,304
Chefs’ Warehouse, Inc. *	3,628	118,273
ChemoCentryx, Inc. *	6,248	156,637
Chimerix, Inc. *	2,336	10,699
Chinook Therapeutics, Inc. *	4,995	81,718
CinCor Pharma, Inc. *	561	9,840
Citius Pharmaceuticals, Inc. *	15,168	27,151
Clene, Inc. *	1,206	4,752
Codex DNA, Inc. *	538	2,889
Cogent Biosciences, Inc. *	3,280	24,567
Community Health Systems, Inc. *	1,999	23,728
CoreCivic, Inc. *	14,907	166,511
CorMedix, Inc. *	4,245	23,263
Coursera, Inc. *	9,055	208,627
Covetrus, Inc. *	12,848	215,718
CRA International, Inc.	121	10,195
Crinetics Pharmaceuticals, Inc. *	779	17,099
Cross Country Healthcare, Inc. *	3,896	84,426
Cue Health, Inc. *	916	5,908
Cullinan Oncology, Inc. *	2,987	31,274
Curis, Inc. *	1,633	3,887
Custom Truck One Source, Inc. *	4,972	41,715
CVRx, Inc. *	199	1,192
Cymabay Therapeutics, Inc. *	10,953	34,064
Cyteir Therapeutics, Inc. *	474	1,787
Cytek Biosciences, Inc. *	2,164	23,328
Cytokinetics, Inc. *	704	25,914
CytomX Therapeutics, Inc. *	1,526	4,074
Day One Biopharmaceuticals, Inc. *	1,163	11,537
Deciphera Pharmaceuticals, Inc. *	923	8,556
Deluxe Corp.	5,282	159,728
Design Therapeutics, Inc. *	1,372	22,158
DICE Therapeutics, Inc. *	639	12,224
Duckhorn Portfolio, Inc. *	1,461	26,576
Dyne Therapeutics, Inc. *	3,716	35,822
Eagle Pharmaceuticals, Inc. *	746	36,920
Edgewell Personal Care Co.	6,748	247,449
Eiger BioPharmaceuticals, Inc. *	3,908	32,436
Eliem Therapeutics, Inc. *	428	3,591
Emerald Holding, Inc. *	3,741	12,719
Emergent BioSolutions, Inc. *	6,078	249,563
Enanta Pharmaceuticals, Inc. *	2,185	155,528
Endo International PLC *	28,371	65,537
Ennis, Inc.	3,102	57,294
Entrada Therapeutics, Inc. *	598	5,615
Envista Holdings Corp. *	57,236	2,787,966
Erasca, Inc. *	3,183	27,374
European Wax Center, Inc. Class A *	871	25,747
Exagen, Inc. *	1,162	9,331
EyePoint Pharmaceuticals, Inc. *	2,935	35,660
FibroGen, Inc. *	786	9,448
Finch Therapeutics Group, Inc. *	1,091	5,488
First Advantage Corp. *	729	14,719
Foghorn Therapeutics, Inc. *	2,050	31,222
Forma Therapeutics Holdings, Inc. *	4,153	38,623
Frequency Therapeutics, Inc. *	5,207	11,039
Fresh Del Monte Produce, Inc.	4,160	107,786
Fulcrum Therapeutics, Inc. *	3,403	80,481
Fulgent Genetics, Inc. *	2,274	141,920
G1 Therapeutics, Inc. *	1,862	14,151
Gemini Therapeutics, Inc. SPAC *	2,897	4,027
Generation Bio Co. *	561	4,118
Geron Corp. *	37,793	51,398
Glanbia PLC (Ireland)	295,691	3,430,324
Gossamer Bio, Inc. *	7,705	66,879
Graham Holdings Co. Class B	511	312,461
Graphite Bio, Inc. *	1,658	8,456
Green Dot Corp. Class A *	5,958	163,726
Gritstone bio, Inc. *	5,241	21,593
Haemonetics Corp. *	1,983	125,365
Harvard Bioscience, Inc. *	765	4,751

	Shares	Value
Heidrick & Struggles International, Inc.	1,376	$54,462
Herc Holdings, Inc.	13,029	2,177,016
HF Foods Group, Inc. *	4,668	31,089
HireQuest, Inc.	114	2,180
Homology Medicines, Inc. *	5,108	15,528
Honest Co., Inc. *	2,959	15,416
Hookipa Pharma, Inc. *	1,010	2,303
Hostess Brands, Inc. *	18,203	399,374
Huron Consulting Group, Inc. *	2,414	110,585
iBio, Inc. *	34,598	14,815
ICF International, Inc.	11,694	1,100,873
Icosavax, Inc. *	1,212	8,532
Ideaya Biosciences, Inc. *	3,062	34,264
Ikena Oncology, Inc. *	3,150	19,215
Imago Biosciences, Inc. *	1,009	19,443
Immuneering Corp. Class A *	596	3,856
Immunic, Inc. *	2,304	26,035
ImmunityBio, Inc. *	7,617	42,731
ImmunoGen, Inc. *	12,173	57,943
Immunovant, Inc. *	2,117	11,665
Impel Neuropharma, Inc. *	269	1,714
Infinity Pharmaceuticals, Inc. *	1,493	1,702
Ingles Markets, Inc. Class A	1,751	155,927
Innoviva, Inc. *	4,747	91,854
Inovio Pharmaceuticals, Inc. *	25,589	91,865
Inozyme Pharma, Inc. *	2,286	9,350
Instil Bio, Inc. *	3,575	38,431
Integer Holdings Corp. *	32,114	2,587,425
Invacare Corp. *	5,327	7,511
Invitae Corp. *	18,371	146,417
IsoPlexis Corp. *	461	1,581
iTeos Therapeutics, Inc. *	2,505	80,611
IVERIC bio, Inc. *	11,420	192,199
Janux Therapeutics, Inc. *	831	11,917
John B Sanfilippo & Son, Inc.	365	30,456
John Wiley & Sons, Inc. Class A	5,358	284,135
Jounce Therapeutics, Inc. *	4,066	27,608
Kala Pharmaceuticals, Inc. *	2,550	3,519
Kelly Services, Inc. Class A	4,380	95,002
KemPharm, Inc. *	2,393	12,037
Kezar Life Sciences, Inc. *	4,704	78,180
Kiniksa Pharmaceuticals Ltd. Class A *	1,905	18,936
Kinnate Biopharma, Inc. *	3,005	33,836
Korn Ferry	7,009	455,164
Krispy Kreme, Inc.	3,132	46,510
Kronos Bio, Inc. *	4,214	30,467
Krystal Biotech, Inc. *	1,602	106,597
Kura Oncology, Inc. *	7,881	126,726
Laird Superfood, Inc. *	116	419
Lancaster Colony Corp.	284	42,359
Landec Corp. *	3,257	37,716
Lantheus Holdings, Inc. *	7,160	396,020
Laureate Education, Inc. Class A	12,353	146,383
Lexicon Pharmaceuticals, Inc. *	4,142	8,657
LifeStance Health Group, Inc. *	3,286	33,221
Ligand Pharmaceuticals, Inc. *	1,649	185,496
Limoneira Co.	1,386	20,346
Lineage Cell Therapeutics, Inc. *	15,506	23,879
LivaNova PLC *	1,293	105,806
LiveRamp Holdings, Inc. *	8,211	307,009
Lucid Diagnostics, Inc. *	406	1,364
Lyell Immunopharma, Inc. *	7,558	38,168
MacroGenics, Inc. *	743	6,546
Magenta Therapeutics, Inc. *	377	1,093
MannKind Corp. *	27,521	101,277
Maple Leaf Foods, Inc. (Canada)	34,300	823,101
Marathon Digital Holdings, Inc. *	11,146	311,531
MaxCyte, Inc. *	5,167	36,117
MEDNAX, Inc. *	4,414	103,641
MeiraGTx Holdings PLC *	3,463	47,963
Meridian Bioscience, Inc. *	4,707	122,194

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Merit Medical Systems, Inc. *	698	$46,431
Mersana Therapeutics, Inc. *	2,115	8,439
MGP Ingredients, Inc.	287	24,564
MiMedx Group, Inc. *	4,559	21,473
Mirum Pharmaceuticals, Inc. *	33,860	745,597
Mission Produce, Inc. *	4,113	52,029
ModivCare, Inc. *	1,030	118,852
MoneyGram International, Inc. *	11,129	117,522
Monro, Inc.	1,569	69,569
Monte Rosa Therapeutics, Inc. *	1,442	20,217
Multiplan Corp. *	34,277	160,416
Mustang Bio, Inc. *	11,501	11,616
Myriad Genetics, Inc. *	9,853	248,296
NanoString Technologies, Inc. *	412	14,317
Nathan’s Famous, Inc.	105	5,688
National HealthCare Corp.	1,563	109,769
Natural Grocers by Vitamin Cottage, Inc.	1,124	22,030
Nature’s Sunshine Products, Inc. *	1,476	24,826
Natus Medical, Inc. *	4,211	110,665
Neogen Corp. *	799	24,641
Neoleukin Therapeutics, Inc. *	4,336	8,152
Neuronetics, Inc. *	346	1,048
NewAge, Inc. *	8,826	5,128
NexImmune, Inc. *	815	3,431
NGM Biopharmaceuticals, Inc. *	3,530	53,833
Nkarta, Inc. *	1,724	19,619
Nurix Therapeutics, Inc. *	462	6,473
Nuvalent, Inc. Class A *	688	9,556
Nuvation Bio, Inc. *	2,992	15,738
Olema Pharmaceuticals, Inc. *	2,125	9,053
Omega Therapeutics, Inc. *	1,136	7,089
Oncocyte Corp. *	2,811	4,188
Oncorus, Inc. *	3,294	5,863
Oncternal Therapeutics, Inc. *	7,082	9,844
OPKO Health, Inc. *	49,622	170,700
Option Care Health, Inc. *	20,560	587,194
OraSure Technologies, Inc. *	8,879	60,200
ORIC Pharmaceuticals, Inc. *	3,340	17,836
Orthofix Medical, Inc. *	2,344	76,649
Owens & Minor, Inc.	1,568	69,023
Oyster Point Pharma, Inc. *	1,238	14,410
Pacific Biosciences of California, Inc. *	13,102	119,228
Paragon 28, Inc. *	240	4,018
Passage Bio, Inc. *	4,326	13,411
Patterson Cos., Inc.	7,947	257,244
Perdoceo Education Corp. *	8,707	99,956
Performance Food Group Co. *	2,001	101,871
Personalis, Inc. *	4,057	33,227
Pliant Therapeutics, Inc. *	393	2,755
Portage Biotech, Inc. * (Canada)	671	4,408
Poseida Therapeutics, Inc. *	3,320	14,874
Praxis Precision Medicines, Inc. *	3,783	38,624
Precigen, Inc. *	2,339	4,935
Prestige Consumer Healthcare, Inc. *	6,562	347,392
Primo Water Corp.	19,525	278,231
PROCEPT BioRobotics Corp. *	187	6,543
PROG Holdings, Inc. *	5,908	169,973
Prometheus Biosciences, Inc. *	3,243	122,456
Prothena Corp. PLC * (Ireland)	1,033	37,777
Provention Bio, Inc. *	6,865	50,252
Pyxis Oncology, Inc. *	658	2,658
Quanex Building Products Corp.	4,162	87,360
Rain Therapeutics, Inc. *	812	4,117
Rallybio Corp. *	582	4,062
Rapid Micro Biosystems, Inc. Class A *	1,052	7,143
Reata Pharmaceuticals, Inc. Class A *	435	14,251
Recursion Pharmaceuticals, Inc. Class A *	4,663	33,387
REGENXBIO, Inc. *	2,331	77,366
Relay Therapeutics, Inc. *	929	27,805
Remitly Global, Inc. *	299	2,951
Reneo Pharmaceuticals, Inc. *	531	1,561

	Shares	Value
Rent the Runway, Inc. Class A *	977	$6,732
Rent-A-Center, Inc.	530	13,351
Repay Holdings Corp. *	6,020	88,915
Replimune Group, Inc. *	1,098	18,644
Resources Connection, Inc.	3,897	66,795
Revlon, Inc. Class A *	1,116	9,006
REVOLUTION Medicines, Inc. *	7,176	183,060
Rhythm Pharmaceuticals, Inc. *	52,077	599,927
RxSight, Inc. *	203	2,513
Sana Biotechnology, Inc. *	713	5,889
Sanderson Farms, Inc.	359	67,309
Sangamo Therapeutics, Inc. *	1,059	6,153
Scholar Rock Holding Corp. *	692	8,920
SeaSpine Holdings Corp. *	1,943	23,627
Seer, Inc. *	3,154	48,067
Selecta Biosciences, Inc. *	9,683	11,910
Seneca Foods Corp. Class A *	744	38,346
Sensei Biotherapeutics, Inc. *	3,200	7,392
Shattuck Labs, Inc. *	770	3,280
Sientra, Inc. *	1,334	2,961
Sigilon Therapeutics, Inc. *	2,188	3,216
Silverback Therapeutics, Inc. *	3,203	11,243
Simply Good Foods Co. *	9,949	377,565
Singular Genomics Systems, Inc. *	2,320	14,639
SOC Telemed, Inc. *	1,264	3,779
Solid Biosciences, Inc. *	9,642	11,570
Sorrento Therapeutics, Inc. *	4,438	10,341
SpartanNash Co.	4,459	147,102
Spero Therapeutics, Inc. *	341	2,967
Sprouts Farmers Market, Inc. *	7,775	248,644
Spruce Biosciences, Inc. *	1,275	2,563
SQZ Biotechnologies Co. *	2,436	11,717
Sterling Check Corp. *	1,146	30,289
StoneMor, Inc. *	4,370	11,406
Strategic Education, Inc.	3,025	200,799
Stride, Inc. *	4,880	177,290
Supernus Pharmaceuticals, Inc. *	6,096	197,023
Surface Oncology, Inc. *	5,372	15,794
Sutro Biopharma, Inc. *	4,963	40,796
Syndax Pharmaceuticals, Inc. *	4,598	79,913
Syros Pharmaceuticals, Inc. *	4,859	5,782
Talaris Therapeutics, Inc. *	1,083	10,657
Talis Biomedical Corp. *	2,315	3,264
Tarsus Pharmaceuticals, Inc. *	271	4,558
Taysha Gene Therapies, Inc. *	626	4,082
TCR2 Therapeutics, Inc. *	2,987	8,244
Team, Inc. *	4,462	9,861
Tejon Ranch Co. *	2,605	47,567
Tenaya Therapeutics, Inc. *	1,408	16,586
Tenet Healthcare Corp. *	11,901	1,023,010
Terns Pharmaceuticals, Inc. *	754	2,239
Textainer Group Holdings Ltd. (China)	5,067	192,901
Theravance Biopharma, Inc. *	817	7,811
Theseus Pharmaceuticals, Inc. *	723	8,336
Thorne HealthTech, Inc. *	370	2,353
Tivity Health, Inc. *	2,209	71,064
Tonix Pharmaceuticals Holding Corp. *	70,601	16,252
Tootsie Roll Industries, Inc.	1,953	68,272
Travere Therapeutics, Inc. *	6,836	176,164
TreeHouse Foods, Inc. *	6,458	208,335
Trevena, Inc. *	17,600	9,678
Triton International Ltd. (Bermuda)	8,299	582,424
TrueBlue, Inc. *	4,356	125,845
Turning Point Therapeutics, Inc. *	5,066	136,022
Tyra Biosciences, Inc. *	794	8,496
Udemy, Inc. *	1,350	16,821
United Natural Foods, Inc. *	6,705	277,252
Universal Corp.	2,998	174,094
UroGen Pharma Ltd. *	934	8,135
Utah Medical Products, Inc.	381	34,237
Vanda Pharmaceuticals, Inc. *	6,772	76,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Varex Imaging Corp. *	4,127	$87,864
Vaxart, Inc. *	1,768	8,911
Vaxcyte, Inc. *	3,759	90,780
VBI Vaccines, Inc. *	3,530	5,860
Vector Group Ltd.	15,338	184,670
Vectrus, Inc. *	1,427	51,172
Ventyx Biosciences, Inc. *	670	9,092
Vera Therapeutics, Inc. *	640	15,034
Veracyte, Inc. *	8,368	230,706
Veru, Inc. *	2,759	13,326
Verve Therapeutics, Inc. *	1,864	42,536
Viemed Healthcare, Inc. *	3,635	18,102
Vigil Neuroscience, Inc. *	483	3,395
Viking Therapeutics, Inc. *	8,164	24,492
Village Super Market, Inc. Class A	1,053	25,799
Viracta Therapeutics, Inc. *	2,582	12,290
VistaGen Therapeutics, Inc. *	4,858	6,024
Vita Coco Co., Inc. *	422	3,781
Vivint Smart Home, Inc. *	8,365	56,547
Vor BioPharma, Inc. *	1,980	11,959
Weis Markets, Inc.	2,052	146,554
Werewolf Therapeutics, Inc. *	1,358	5,975
Whole Earth Brands, Inc. *	4,577	32,771
Willdan Group, Inc. *	378	11,601
WillScot Mobile Mini Holdings Corp. *	147,519	5,772,418
WW International, Inc. *	4,508	46,117
XBiotech, Inc.	1,699	14,679
Xilio Therapeutics, Inc. *	478	3,379
XOMA Corp. *	659	18,439
Zevia PBC Class A *	366	1,673

		47,774,414

Energy - 9.4%
Advent Technologies Holdings, Inc. *	511	1,186
Aemetis, Inc. *	3,382	42,850
Alto Ingredients, Inc. *	8,960	61,107
Antero Resources Corp. *	31,275	954,826
Arch Resources, Inc.	1,510	207,444
Archrock, Inc.	16,710	154,233
Array Technologies, Inc. *	12,153	136,964
Beam Global *	154	3,149
Berry Corp.	8,398	86,667
Brigham Minerals, Inc. Class A	6,245	159,560
Bristow Group, Inc. *	2,945	109,201
California Resources Corp.	10,089	451,281
Callon Petroleum Co. *	799	47,205
Centennial Resource Development, Inc. Class A *	19,987	161,295
ChampionX Corp. *	21,342	522,452
Chesapeake Energy Corp.	12,293	1,069,491
Civitas Resources, Inc.	4,593	274,248
Cleanspark, Inc. *	4,939	61,095
CNX Resources Corp. *	24,988	517,751
Comstock Resources, Inc. *	11,371	148,392
CONSOL Energy, Inc. *	4,261	160,341
Crescent Point Energy Corp. (TSE) (Canada)	824,528	5,975,462
CVR Energy, Inc.	3,694	94,345
Delek US Holdings, Inc. *	8,175	173,473
Dril-Quip, Inc. *	4,362	162,921
Earthstone Energy, Inc. Class A *	2,989	37,751
Equitrans Midstream Corp.	50,804	428,786
Expro Group Holdings NV *	4,944	87,904
Falcon Minerals Corp.	993	6,693
FuelCell Energy, Inc. *	10,499	60,474
FutureFuel Corp.	3,281	31,924
Gevo, Inc. *	24,733	115,750
Golar LNG Ltd. * (Bermuda)	12,585	311,856
Green Plains, Inc. *	97,481	3,022,886
Helix Energy Solutions Group, Inc. *	17,779	84,984
Helmerich & Payne, Inc.	12,799	547,541

	Shares	Value
HighPeak Energy, Inc.	781	$17,338
Hunting PLC (United Kingdom)	378,829	1,495,434
Infrastructure & Energy Alternatives, Inc. *	2,016	23,890
Kinetik Holdings, Inc. Class A	368	23,924
Laredo Petroleum, Inc. *	1,138	90,061
Liberty Oilfield Services, Inc. Class A *	7,508	111,269
Matrix Service Co. *	3,259	26,789
MRC Global, Inc. *	10,005	119,160
Murphy Oil Corp.	18,864	761,917
Nabors Industries Ltd. *	878	134,088
National Energy Services Reunited Corp. *	4,724	39,682
Newpark Resources, Inc. *	11,227	41,091
NexTier Oilfield Solutions, Inc. *	299,013	2,762,880
Northern Oil & Gas, Inc.	8,236	232,173
NOW, Inc. *	13,703	151,144
Oasis Petroleum, Inc.	369	53,985
Oceaneering International, Inc. *	12,385	187,757
Oil States International, Inc. *	7,496	52,097
Ovintiv, Inc.	31,413	1,698,501
Par Pacific Holdings, Inc. *	626	8,151
Patterson-UTI Energy, Inc.	24,373	377,294
PBF Energy, Inc. Class A *	11,971	291,733
PDC Energy, Inc.	12,488	907,628
Peabody Energy Corp. *	11,070	271,547
ProPetro Holding Corp. *	12,007	167,257
Range Resources Corp. *	29,726	903,076
Ranger Oil Corp. Class A *	2,637	91,056
Renewable Energy Group, Inc. *	5,562	337,335
REX American Resources Corp. *	659	65,636
Riley Exploration Permian, Inc.	1,134	28,441
RPC, Inc. *	8,406	89,692
Select Energy Services, Inc. Class A *	7,943	68,071
SM Energy Co.	14,917	581,017
Solaris Oilfield Infrastructure, Inc. Class A	2,802	31,635
SunCoke Energy, Inc.	10,307	91,835
Sunnova Energy International, Inc. *	9,119	210,284
SunPower Corp. *	2,035	43,712
Talos Energy, Inc. *	3,863	60,997
TechnipFMC PLC * (United Kingdom)	458,434	3,552,863
TETRA Technologies, Inc. *	3,155	12,967
Tidewater, Inc. *	5,103	110,939
US Silica Holdings, Inc. *	9,115	170,086
W&T Offshore, Inc. *	11,636	44,450
Warrior Met Coal, Inc.	5,760	213,754
Whiting Petroleum Corp.	4,897	399,154

		33,627,278

Financial - 31.9%
1st Source Corp.	2,112	97,680
Acadia Realty Trust REIT	10,801	234,058
AFC Gamma, Inc. REIT	1,933	36,959
Agree Realty Corp. REIT	8,735	579,655
Alerus Financial Corp.	1,915	52,931
Alexander & Baldwin, Inc. REIT *	80,117	1,857,913
Allegiance Bancshares, Inc.	2,372	105,981
Alliance Data Systems Corp.	35,311	1,982,713
Amalgamated Financial Corp.	1,727	31,034
Ambac Financial Group, Inc. *	5,642	58,677
Amerant Bancorp, Inc.	3,261	103,015
American Assets Trust, Inc. REIT	6,199	234,880
American Equity Investment Life Holding Co.	10,308	411,392
American National Bankshares, Inc.	1,312	49,436
American National Group, Inc.	933	176,421
Ameris Bancorp	8,273	363,019
AMERISAFE, Inc.	2,384	118,413
Angel Oak Mortgage, Inc. REIT	1,179	19,347
Apartment Investment & Management Co. Class A REIT *	18,819	137,755
Apollo Commercial Real Estate Finance, Inc. REIT	17,446	243,023

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Apple Hospitality REIT, Inc.	28,251	$507,670
Arbor Realty Trust, Inc. REIT	17,895	305,289
Ares Commercial Real Estate Corp. REIT	7,372	114,413
Argo Group International Holdings Ltd.	3,938	162,561
Armada Hoffler Properties, Inc. REIT	8,252	120,479
ARMOUR Residential REIT, Inc.	10,912	91,661
Arrow Financial Corp.	1,795	58,194
Ashford Hospitality Trust, Inc. REIT *	2,075	21,165
AssetMark Financial Holdings, Inc. *	3,138	69,820
Associated Banc-Corp.	19,771	449,988
Associated Capital Group, Inc. Class A	287	12,028
Atlantic Union Bankshares Corp.	57,689	2,116,609
Axos Financial, Inc. *	6,417	297,685
B. Riley Financial, Inc.	2,516	176,019
Banc of California, Inc.	6,824	132,113
BancFirst Corp.	2,135	177,653
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	3,816	59,453
Bancorp, Inc. *	6,511	184,457
Bank First Corp.	842	60,616
Bank of Marin Bancorp	1,927	67,580
Bank of NT Butterfield & Son Ltd. (Bermuda)	6,241	223,927
BankUnited, Inc.	10,630	467,295
Banner Corp.	4,258	249,221
Bar Harbor Bankshares	1,871	53,548
Berkshire Hills Bancorp, Inc.	6,087	176,340
BGC Partners, Inc. Class A	39,342	173,105
Blackstone Mortgage Trust, Inc. Class A REIT	19,576	622,321
Blucora, Inc. *	3,812	74,525
Blue Foundry Bancorp *	3,261	44,187
Blue Ridge Bankshares, Inc.	2,159	32,752
Braemar Hotels & Resorts, Inc. REIT	6,662	41,171
Brandywine Realty Trust REIT	21,110	298,495
Bridgewater Bancshares, Inc. *	2,066	34,461
BrightSpire Capital, Inc. REIT	10,500	97,125
Broadmark Realty Capital, Inc. REIT	15,969	138,132
Broadstone Net Lease, Inc. REIT	19,599	426,866
Brookline Bancorp, Inc.	9,498	150,258
BRT Apartments Corp. REIT	1,432	34,325
Business First Bancshares, Inc.	2,425	59,000
Byline Bancorp, Inc.	3,095	82,575
Cadence Bank	18,837	551,171
Cambridge Bancorp	865	73,525
Camden National Corp.	17,743	834,631
Cannae Holdings, Inc. *	10,533	251,949
Capital Bancorp, Inc.	1,028	23,500
Capital City Bank Group, Inc.	1,706	44,970
Capitol Federal Financial, Inc.	16,080	174,950
Capstar Financial Holdings, Inc.	2,543	53,606
CareTrust REIT, Inc.	11,961	230,847
Carter Bankshares, Inc. *	3,217	55,879
CatchMark Timber Trust, Inc. Class A REIT	1,441	11,816
Cathay General Bancorp	9,725	435,194
CBTX, Inc.	2,293	71,083
Centerspace REIT	1,784	175,046
Central Pacific Financial Corp.	3,331	92,935
Chatham Lodging Trust REIT *	5,910	81,499
Chicago Atlantic Real Estate Finance, Inc. *	680	12,056
Chimera Investment Corp. REIT	29,380	353,735
Citizens & Northern Corp.	2,007	48,931
Citizens, Inc. *	6,501	27,564
City Holding Co.	1,861	146,461
City Office REIT, Inc.	5,317	93,898
Civista Bancshares, Inc.	1,814	43,717
Clipper Realty, Inc. REIT	46	417
CNB Financial Corp.	2,031	53,456
CNO Financial Group, Inc.	90,333	2,266,455
Coastal Financial Corp. *	392	17,934
Columbia Banking System, Inc.	104,471	3,371,279
Columbia Financial, Inc. *	3,122	67,154
Community Bank System, Inc.	6,655	466,848

	Shares	Value
Community Healthcare Trust, Inc. REIT	1,046	$44,152
Community Trust Bancorp, Inc.	1,923	79,228
ConnectOne Bancorp, Inc.	4,633	148,302
Corporate Office Properties Trust REIT	14,054	401,101
Cowen, Inc. Class A	3,272	88,671
Crawford & Co. Class A	2,704	20,442
CrossFirst Bankshares, Inc. *	2,944	46,397
CTO Realty Growth, Inc. REIT	728	48,281
Cushman & Wakefield PLC *	57,679	1,182,996
Customers Bancorp, Inc. *	3,482	181,551
CVB Financial Corp.	17,012	394,849
Diamond Hill Investment Group, Inc.	386	72,298
DiamondRock Hospitality Co. REIT *	26,019	262,792
DigitalBridge Group, Inc. REIT *	63,006	453,643
Dime Community Bancshares, Inc.	4,187	144,745
Diversified Healthcare Trust REIT	29,512	94,438
Donegal Group, Inc. Class A	1,888	25,318
Douglas Elliman, Inc.	7,690	56,137
Dynex Capital, Inc. REIT	4,416	71,539
Eagle Bancorp, Inc.	3,937	224,448
Easterly Government Properties, Inc. REIT	10,721	226,642
Eastern Bankshares, Inc.	16,853	363,014
eHealth, Inc. *	2,143	26,595
Ellington Financial, Inc. REIT	6,660	118,215
Empire State Realty Trust, Inc. Class A REIT	17,752	174,325
Employers Holdings, Inc.	3,482	142,832
Encore Capital Group, Inc. *	3,076	192,957
Enova International, Inc. *	4,508	171,169
Enstar Group Ltd. *	1,546	403,738
Enterprise Bancorp, Inc.	1,196	47,984
Enterprise Financial Services Corp.	4,723	223,445
Equity Bancshares, Inc. Class A	1,707	55,153
Equity Commonwealth REIT *	13,521	381,427
Essent Group Ltd.	13,460	554,687
Essential Properties Realty Trust, Inc. REIT	15,050	380,765
EZCORP, Inc. Class A *	6,209	37,502
Farmers National Banc Corp.	3,858	65,817
Farmland Partners, Inc. REIT	3,556	48,895
FB Financial Corp.	4,297	190,873
Federal Agricultural Mortgage Corp. Class C	1,141	123,776
Federated Hermes, Inc.	11,575	394,244
Fidelity D&D Bancorp, Inc.	513	23,819
Finance Of America Cos., Inc. Class A *	2,955	8,983
Financial Institutions, Inc.	1,955	58,904
First BanCorp	29,002	503,071
First Bancorp, Inc.	1,355	40,758
First Bancshares, Inc.	3,188	107,308
First Bank	1,970	28,013
First Busey Corp.	7,407	187,693
First Commonwealth Financial Corp.	11,612	176,038
First Community Bankshares, Inc.	2,129	60,059
First Financial Bancorp	11,538	265,951
First Financial Bankshares, Inc.	1,104	48,708
First Financial Corp.	1,382	59,813
First Foundation, Inc.	6,231	151,351
First Internet Bancorp	1,160	49,892
First Interstate BancSystem, Inc. Class A	34,775	1,278,677
First Merchants Corp.	7,337	305,219
First Mid Bancshares, Inc.	2,100	80,829
First of Long Island Corp.	60,982	1,186,710
Five Star Bancorp	974	27,564
Flagstar Bancorp, Inc.	6,474	274,498
Flushing Financial Corp.	3,591	80,259
Flywire Corp. *	1,106	33,821
Four Corners Property Trust, Inc. REIT	9,584	259,151
Franklin BSP Realty Trust, Inc. REIT	5,513	77,072
Franklin Street Properties Corp. REIT	12,647	74,617
FRP Holdings, Inc. *	861	49,766
FS Bancorp, Inc.	913	28,303
Fulton Financial Corp.	21,068	350,150
GAMCO Investors, Inc. Class A	21	464

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
GCM Grosvenor, Inc. Class A	624	$6,059
Genworth Financial, Inc. Class A *	63,285	239,217
GEO Group, Inc. REIT *	14,616	96,612
German American Bancorp, Inc.	32,459	1,233,117
Getty Realty Corp. REIT	5,021	143,701
Glacier Bancorp, Inc.	12,088	607,785
Gladstone Commercial Corp. REIT	4,619	101,710
Gladstone Land Corp. REIT	1,598	58,199
Global Medical REIT, Inc.	7,432	121,290
Global Net Lease, Inc. REIT	14,872	233,937
Goosehead Insurance, Inc. Class A	1,894	148,812
Granite Point Mortgage Trust, Inc. REIT	6,609	73,492
Great Ajax Corp. REIT	2,681	31,448
Great Southern Bancorp, Inc.	1,264	74,589
Greenlight Capital Re Ltd. Class A *	3,354	23,713
Guaranty Bancshares, Inc.	1,013	35,455
Hancock Whitney Corp.	11,259	587,157
Hanmi Financial Corp.	3,804	93,616
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	8,979	425,874
Hanover Insurance Group, Inc.	38,069	5,692,077
HarborOne Bancorp, Inc.	5,856	82,101
HBT Financial, Inc.	1,298	23,598
HCI Group, Inc.	704	47,999
Healthcare Realty Trust, Inc. REIT	18,333	503,791
Heartland Financial USA, Inc.	5,499	263,017
Heritage Commerce Corp.	7,278	81,877
Heritage Financial Corp.	4,286	107,407
Heritage Insurance Holdings, Inc.	2,848	20,335
Hersha Hospitality Trust REIT *	3,995	36,275
Highwoods Properties, Inc. REIT	18,576	849,666
Hilltop Holdings, Inc.	7,684	225,910
Hingham Institution For Savings	174	59,717
Home Bancorp, Inc.	971	39,607
Home BancShares, Inc.	18,933	427,886
Home Point Capital, Inc.	1,000	3,110
HomeStreet, Inc.	2,431	115,181
HomeTrust Bancshares, Inc.	1,845	54,483
Hope Bancorp, Inc.	14,354	230,812
Horace Mann Educators Corp.	103,552	4,331,580
Horizon Bancorp, Inc.	5,352	99,922
Houlihan Lokey, Inc.	809	71,030
Independence Realty Trust, Inc. REIT	27,409	724,694
Independent Bank Corp.	5,706	466,123
Independent Bank Corp. MI	2,519	55,418
Independent Bank Group, Inc.	4,633	329,684
Indus Realty Trust, Inc. REIT	189	13,814
Industrial Logistics Properties Trust REIT	8,059	182,698
Innovative Industrial Properties, Inc. REIT	1,520	312,208
International Bancshares Corp.	6,689	282,343
Invesco Mortgage Capital, Inc. REIT	38,853	88,585
Investors Bancorp, Inc.	18,174	271,338
Investors Title Co.	143	29,059
iStar, Inc. REIT	8,359	195,684
James River Group Holdings Ltd.	3,850	95,249
Kearny Financial Corp.	5,671	73,042
Kennedy-Wilson Holdings, Inc.	14,798	360,923
Kite Realty Group Trust REIT	28,159	641,180
KKR Real Estate Finance Trust, Inc. REIT	4,363	89,921
Ladder Capital Corp. REIT	17,295	205,292
Lakeland Bancorp, Inc.	8,966	149,732
Lakeland Financial Corp.	2,839	207,247
Legacy Housing Corp. *	1,004	21,546
LendingClub Corp. *	12,460	196,619
LTC Properties, Inc. REIT	4,830	185,810
Luther Burbank Corp.	1,838	24,427
LXP Industrial Trust REIT	34,807	546,470
Macatawa Bank Corp.	3,303	29,760
Macerich Co. REIT	26,581	415,727
Maiden Holdings Ltd. *	8,952	21,574
Marcus & Millichap, Inc.	2,647	139,444

	Shares	Value
MBIA, Inc. *	5,962	$91,755
McGrath RentCorp	64,440	5,476,111
Mercantile Bank Corp.	1,940	68,715
Merchants Bancorp	1,859	50,899
Meta Financial Group, Inc.	2,593	142,408
Metrocity Bankshares, Inc.	1,828	42,921
MetroMile, Inc. *	15,394	20,320
Metropolitan Bank Holding Corp. *	1,170	119,071
MFA Financial, Inc. REIT	55,183	222,387
Mid Penn Bancorp, Inc.	1,818	48,741
Midland States Bancorp, Inc.	2,641	76,219
MidWestOne Financial Group, Inc.	1,780	58,918
Moelis & Co. Class A	3,426	160,851
Mr Cooper Group, Inc. *	7,695	351,431
MVB Financial Corp.	1,273	52,829
National Bank Holdings Corp. Class A	3,575	144,001
National Health Investors, Inc. REIT	5,430	320,424
National Western Life Group, Inc. Class A	330	69,432
Navient Corp.	18,792	320,216
NBT Bancorp, Inc.	5,235	189,141
Necessity Retail REIT, Inc. REIT	14,568	115,233
Nelnet, Inc. Class A	2,110	179,329
NETSTREIT Corp. REIT	4,932	110,674
New York Mortgage Trust, Inc. REIT	47,303	172,656
NexPoint Residential Trust, Inc. REIT	2,251	203,288
NI Holdings, Inc. *	1,270	21,539
Nicolet Bankshares, Inc. *	1,514	141,665
NMI Holdings, Inc. Class A *	9,788	201,829
Northfield Bancorp, Inc.	5,421	77,846
Northrim BanCorp, Inc.	742	32,329
Northwest Bancshares, Inc.	15,095	203,933
OceanFirst Financial Corp.	7,218	145,082
Ocwen Financial Corp. *	1,009	23,974
Office Properties Income Trust REIT	5,930	152,579
OFG Bancorp	6,103	162,584
Old National Bancorp	38,050	623,259
Old Republic International Corp.	70,499	1,823,809
Old Second Bancorp, Inc.	3,428	49,740
One Liberty Properties, Inc. REIT	2,021	62,227
Oportun Financial Corp. *	2,616	37,566
Oppenheimer Holdings, Inc. Class A	1,149	50,073
Orchid Island Capital, Inc. REIT	16,671	54,181
Origin Bancorp, Inc.	2,319	98,071
Orrstown Financial Services, Inc.	1,405	32,217
Outfront Media, Inc. REIT	14,501	412,263
Pacific Premier Bancorp, Inc.	9,893	349,718
Paramount Group, Inc. REIT	23,206	253,177
Park National Corp.	1,810	237,798
PCSB Financial Corp.	1,552	29,659
Peapack-Gladstone Financial Corp.	2,209	76,763
Pebblebrook Hotel Trust REIT	16,150	395,352
PennyMac Financial Services, Inc.	3,740	198,968
PennyMac Mortgage Investment Trust REIT	9,734	164,407
Peoples Bancorp, Inc.	41,440	1,297,486
Peoples Financial Services Corp.	894	45,129
Phillips Edison & Co., Inc. REIT	12,341	424,407
Physicians Realty Trust REIT	27,335	479,456
Piedmont Office Realty Trust, Inc. Class A REIT	15,394	265,085
Pioneer Bancorp, Inc. *	1,373	14,444
Piper Sandler Cos.	2,178	285,862
PJT Partners, Inc. Class A	459	28,972
Plymouth Industrial REIT, Inc. REIT	3,897	105,609
Postal Realty Trust, Inc. Class A REIT	1,922	32,328
PotlatchDeltic Corp. REIT	8,222	433,546
PRA Group, Inc. *	5,388	242,891
Preferred Apartment Communities, Inc. REIT	6,480	161,611
Preferred Bank	787	58,309
Premier Financial Corp.	4,494	136,303
Primis Financial Corp.	3,010	42,080
ProAssurance Corp.	6,683	179,639

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Provident Bancorp, Inc.	1,979	$32,099
Provident Financial Services, Inc.	9,266	216,824
PS Business Parks, Inc. REIT	381	64,038
QCR Holdings, Inc.	1,897	107,351
Radian Group, Inc.	22,390	497,282
Radius Global Infrastructure, Inc. Class A *	8,946	127,749
RBB Bancorp	1,575	36,997
RE/MAX Holdings, Inc. Class A	2,268	62,892
Ready Capital Corp. REIT	8,370	126,052
Realogy Holdings Corp. *	14,322	224,569
Red River Bancshares, Inc.	593	31,376
Redwood Trust, Inc. REIT	14,257	150,126
Regional Management Corp.	575	27,928
Renasant Corp.	6,816	227,995
Republic Bancorp, Inc. Class A	1,182	53,119
Republic First Bancorp, Inc. *	5,570	28,741
Retail Opportunity Investments Corp. REIT	16,847	326,663
Retail Value, Inc. REIT	2,767	8,467
RLI Corp.	374	41,376
RLJ Lodging Trust REIT	20,547	289,302
RMR Group, Inc. Class A	1,700	52,870
RPT Realty REIT	10,416	143,428
Ryman Hospitality Properties, Inc. REIT *	538	49,910
S&T Bancorp, Inc.	4,754	140,623
Sabra Health Care REIT, Inc.	29,941	445,821
Safehold, Inc. REIT	846	46,911
Safety Insurance Group, Inc.	1,811	164,529
Sandy Spring Bancorp, Inc.	6,284	282,277
Saul Centers, Inc. REIT	63	3,320
Sculptor Capital Management, Inc.	2,741	38,182
Seacoast Banking Corp. of Florida	6,807	238,381
Selective Insurance Group, Inc.	43,584	3,894,666
Seritage Growth Properties REIT *	4,624	58,540
Service Properties Trust REIT	20,361	179,788
ServisFirst Bancshares, Inc.	1,038	98,911
Sierra Bancorp	1,754	43,815
Simmons First National Corp. Class A	13,839	362,859
SiriusPoint Ltd. * (Bermuda)	11,035	82,542
SITE Centers Corp. REIT	23,004	384,397
SmartFinancial, Inc.	1,777	45,456
South Plains Financial, Inc.	1,375	36,548
Southern First Bancshares, Inc. *	637	32,385
Southern Missouri Bancorp, Inc.	959	47,902
Southside Bancshares, Inc.	3,925	160,258
SouthState Corp.	48,984	3,996,605
Spirit of Texas Bancshares, Inc.	1,597	41,969
STAG Industrial, Inc. REIT	22,910	947,328
Stewart Information Services Corp.	3,324	201,468
Stock Yards Bancorp, Inc.	2,468	130,557
StoneX Group, Inc. *	1,961	145,565
Summit Financial Group, Inc.	1,437	36,773
Summit Hotel Properties, Inc. REIT *	12,915	128,633
Sunstone Hotel Investors, Inc. REIT *	214,055	2,521,568
Tanger Factory Outlet Centers, Inc. REIT	9,190	157,976
Terreno Realty Corp. REIT	9,597	710,658
Texas Capital Bancshares, Inc. *	3,923	224,827
Third Coast Bancshares, Inc. *	498	11,504
Tiptree, Inc.	2,908	37,368
Tompkins Financial Corp.	1,766	138,225
Towne Bank	9,344	279,759
TPG RE Finance Trust, Inc. REIT	7,396	87,347
Trean Insurance Group, Inc. *	1,874	8,789
TriCo Bancshares	32,674	1,307,940
TriState Capital Holdings, Inc. *	3,637	120,858
Triumph Bancorp, Inc. *	198	18,616
TrustCo Bank Corp.	2,305	73,599
Trustmark Corp.	7,658	232,727
Two Harbors Investment Corp. REIT	42,730	236,297
UMB Financial Corp.	5,460	530,494
UMH Properties, Inc. REIT	715	17,582
United Bankshares, Inc.	16,395	571,858

	Shares	Value
United Community Banks, Inc.	13,038	$453,722
United Fire Group, Inc.	2,620	81,403
United Insurance Holdings Corp.	2,055	6,802
Uniti Group, Inc. REIT	24,458	336,542
Universal Health Realty Income Trust REIT	130	7,588
Universal Insurance Holdings, Inc.	3,350	45,192
Univest Financial Corp.	3,624	96,978
Urban Edge Properties REIT	14,405	275,135
Urstadt Biddle Properties, Inc. Class A REIT	3,673	69,089
Valley National Bancorp	49,830	648,787
Velocity Financial, Inc. *	1,275	13,949
Veris Residential, Inc. REIT *	10,923	189,951
Veritex Holdings, Inc.	5,068	193,446
Walker & Dunlop, Inc.	3,266	422,686
Washington Federal, Inc.	8,744	286,978
Washington Real Estate Investment Trust REIT	10,533	268,591
Washington Trust Bancorp, Inc.	32,006	1,680,315
Waterstone Financial, Inc.	2,466	47,692
WesBanco, Inc.	7,527	258,628
West BanCorp, Inc.	1,713	46,611
Westamerica BanCorp	3,246	196,383
Whitestone REIT	5,725	75,856
WisdomTree Investments, Inc.	4,063	23,850
World Acceptance Corp. *	527	101,100
WSFS Financial Corp.	53,317	2,485,639
Xenia Hotels & Resorts, Inc. REIT *	14,188	273,687

		114,365,999

Industrial - 15.3%
AAR Corp. *	4,770	231,011
Aerojet Rocketdyne Holdings, Inc. *	1,889	74,332
AerSale Corp. *	1,930	30,340
AgEagle Aerial Systems, Inc. *	3,701	4,404
Air Transport Services Group, Inc. *	7,335	245,356
Alamo Group, Inc.	308	44,287
Albany International Corp. Class A	3,321	280,027
Allied Motion Technologies, Inc.	103	3,074
Altra Industrial Motion Corp.	8,050	313,386
American Outdoor Brands, Inc. *	1,757	23,069
American Superconductor Corp. *	3,422	26,041
American Woodmark Corp. *	2,056	100,641
Apogee Enterprises, Inc.	46,214	2,193,316
ArcBest Corp.	3,149	253,495
Arcosa, Inc.	6,025	344,931
Argan, Inc.	1,838	74,604
Astec Industries, Inc.	2,816	121,088
Astronics Corp. *	3,090	39,954
Atlas Air Worldwide Holdings, Inc. *	3,579	309,118
Atlas Technical Consultants, Inc. *	1,386	16,687
AZZ, Inc.	3,464	167,103
Babcock & Wilcox Enterprises, Inc. *	4,857	39,633
Barnes Group, Inc.	5,874	236,076
Belden, Inc.	5,504	304,922
Benchmark Electronics, Inc.	101,696	2,546,468
Boise Cascade Co.	3,847	267,251
Brady Corp. Class A	5,863	271,281
Cadre Holdings, Inc.	569	13,975
Caesarstone Ltd.	2,816	29,624
Casella Waste Systems, Inc. Class A *	484	42,423
CECO Environmental Corp. *	3,982	21,861
Centrus Energy Corp. Class A *	1,210	40,777
Chart Industries, Inc. *	1,811	311,075
Chase Corp.	682	59,273
Columbus McKinnon Corp.	7,856	333,094
Comtech Telecommunications Corp.	3,213	50,412
Concrete Pumping Holdings, Inc. *	3,298	22,097
Costamare, Inc. (Monaco)	6,560	111,848
Covenant Logistics Group, Inc.	1,512	32,553
CTS Corp.	18,547	655,451

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
DHT Holdings, Inc.	17,397	$100,903
Dorian LPG Ltd.	3,143	45,542
Ducommun, Inc. *	1,353	70,884
DXP Enterprises, Inc. *	2,157	58,433
Dycom Industries, Inc. *	676	64,396
Eagle Bulk Shipping, Inc.	1,111	75,670
Eastman Kodak Co. *	234	1,533
EMCOR Group, Inc.	6,255	704,501
Encore Wire Corp.	2,460	280,612
EnerSys	4,961	369,942
EnPro Industries, Inc.	2,569	251,068
ESCO Technologies, Inc.	2,909	203,397
Fabrinet * (Thailand)	645	67,809
FARO Technologies, Inc. *	1,130	58,670
Fluidigm Corp. *	8,543	30,669
Fluor Corp. *	17,655	506,522
Frontline Ltd. * (Norway)	15,281	134,473
GATX Corp.	4,391	541,542
Genco Shipping & Trading Ltd.	3,997	94,409
Gibraltar Industries, Inc. *	2,902	124,641
Gorman-Rupp Co.	2,310	82,883
GrafTech International Ltd.	2,818	27,109
Granite Construction, Inc.	5,679	186,271
Great Lakes Dredge & Dock Corp. *	182,810	2,564,824
Greenbrier Cos., Inc.	94,742	4,880,160
Greif, Inc. Class A	2,663	173,255
Greif, Inc. Class B	724	46,162
Griffon Corp.	6,406	128,312
Harsco Corp. *	5,609	68,654
Haynes International, Inc.	1,937	82,516
Heartland Express, Inc.	7,260	102,148
Heritage-Crystal Clean, Inc. *	1,192	35,295
Hillenbrand, Inc.	4,076	180,037
Hub Group, Inc. Class A *	4,135	319,263
Hyster-Yale Materials Handling, Inc.	1,231	40,882
Ichor Holdings Ltd. *	1,206	42,958
Identiv, Inc. *	243	3,929
II-VI, Inc. *	19,536	1,416,165
INNOVATE Corp. *	5,870	21,660
Insteel Industries, Inc.	2,116	78,271
International Seaways, Inc.	5,696	102,756
Itron, Inc. *	995	52,417
JELD-WEN Holding, Inc. *	7,685	155,852
Kaman Corp.	3,426	148,962
Kennametal, Inc.	10,364	296,514
Kimball Electronics, Inc. *	2,836	56,692
Knowles Corp. *	254,929	5,488,621
Kratos Defense & Security Solutions, Inc. *	11,811	241,889
Lindsay Corp.	121	18,998
Luxfer Holdings PLC (United Kingdom)	1,952	32,794
Manitowoc Co., Inc. *	4,265	64,316
Marten Transport Ltd.	7,416	131,708
Masonite International Corp.	15,104	1,343,350
Materion Corp.	1,541	132,125
Matson, Inc.	5,172	623,847
Matthews International Corp. Class A	3,845	124,424
Mayville Engineering Co., Inc. *	926	8,677
Mesa Laboratories, Inc.	619	157,771
Mistras Group, Inc. *	2,448	16,181
Modine Manufacturing Co. *	5,555	50,051
Moog, Inc. Class A	3,602	316,256
Mueller Industries, Inc.	4,291	232,443
Mueller Water Products, Inc. Class A	18,056	233,284
Myers Industries, Inc.	2,348	50,717
MYR Group, Inc. *	523	49,183
National Presto Industries, Inc.	625	48,094
NL Industries, Inc.	1,476	10,612
NN, Inc. *	5,137	14,795
Nordic American Tankers Ltd.	20,827	44,362
Northwest Pipe Co. *	1,199	30,515
NV5 Global, Inc. *	1,249	166,492

	Shares	Value
NVE Corp.	54	$2,941
Olympic Steel, Inc.	1,167	44,883
OSI Systems, Inc. *	1,857	158,068
Pactiv Evergreen, Inc.	5,342	53,741
PAM Transportation Services, Inc. *	750	26,063
Park Aerospace Corp.	2,386	31,137
Park-Ohio Holdings Corp.	1,024	14,408
PGT Innovations, Inc. *	3,752	67,461
Plexus Corp. *	397	32,479
Powell Industries, Inc.	1,122	21,789
Primoris Services Corp.	6,640	158,165
Proto Labs, Inc. *	2,898	153,304
Pure Cycle Corp. *	237	2,849
Radiant Logistics, Inc. *	4,940	31,468
Ranpak Holdings Corp. *	3,878	79,228
RBC Bearings, Inc. *	3,083	597,732
Regal Rexnord Corp.	8,663	1,288,881
Ryerson Holding Corp.	749	26,230
Safe Bulkers, Inc. (Greece)	7,884	37,528
Sanmina Corp. *	7,813	315,801
Schweitzer-Mauduit International, Inc.	3,858	106,095
Scorpio Tankers, Inc. (Monaco)	6,047	129,285
SFL Corp. Ltd. (Norway)	15,373	156,497
Sight Sciences, Inc. *	622	7,190
SPX Corp. *	905	44,716
SPX FLOW, Inc.	4,787	412,735
Standex International Corp.	1,489	148,781
Stantec, Inc. (TSE) (Canada)	36,531	1,832,467
Sterling Construction Co., Inc. *	2,783	74,584
Stoneridge, Inc. *	2,752	57,132
Sturm Ruger & Co., Inc.	178	12,392
Summit Materials, Inc. Class A *	132,108	4,103,274
Teekay Corp. * (Bermuda)	8,566	27,154
Teekay Tankers Ltd. Class A * (Bermuda)	2,946	40,773
Terex Corp.	8,301	296,014
Thermon Group Holdings, Inc. *	4,107	66,533
Timken Co.	56,013	3,399,989
TimkenSteel Corp. *	5,712	124,979
Tredegar Corp.	776	9,304
TriMas Corp.	5,420	173,928
Trinity Industries, Inc.	9,604	329,993
Triumph Group, Inc. *	7,921	200,243
TTM Technologies, Inc. *	12,933	191,667
Turtle Beach Corp. *	225	4,790
Tutor Perini Corp. *	5,103	55,112
UFP Industries, Inc.	42,494	3,278,837
UFP Technologies, Inc. *	794	52,539
Universal Logistics Holdings, Inc.	251	5,058
US Ecology, Inc. *	3,481	166,670
US Xpress Enterprises, Inc. Class A *	3,118	12,098
View, Inc. *	12,140	22,338
Vishay Intertechnology, Inc.	15,394	301,722
Vishay Precision Group, Inc. *	1,555	49,993
Watts Water Technologies, Inc. Class A	1,509	210,641
Werner Enterprises, Inc.	6,658	272,978
Willis Lease Finance Corp. *	266	8,563
Worthington Industries, Inc.	4,099	210,730
Xometry, Inc. Class A *	660	24,255
Yellow Corp. *	5,909	41,422
Zurn Water Solutions Corp.	7,118	251,977

		55,057,030

Technology - 5.6%
3D Systems Corp. *	1,348	22,485
ACI Worldwide, Inc. *	163,656	5,153,527
Agilysys, Inc. *	239	9,531
Alkami Technology, Inc. *	305	4,365
Allscripts Healthcare Solutions, Inc. *	15,111	340,300
Alpha & Omega Semiconductor Ltd. *	487	26,615
American Software, Inc. Class A	870	18,131

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Amkor Technology, Inc.	10,073	$218,786
Arteris, Inc. *	292	3,796
Asana, Inc. Class A *	737	29,458
AvidXchange Holdings, Inc. *	631	5,080
AXT, Inc. *	5,075	35,626
Benefitfocus, Inc. *	936	11,812
Bottomline Technologies DE, Inc. *	4,541	257,384
Cohu, Inc. *	38,372	1,135,811
Computer Programs & Systems, Inc. *	1,752	60,356
Conduent, Inc. *	20,796	107,307
Convey Health Solutions Holdings, Inc. *	761	4,977
CS Disco, Inc. *	1,067	36,246
CSG Systems International, Inc.	2,518	160,069
Daily Journal Corp. *	151	47,110
DarioHealth Corp. *	1,344	7,849
Desktop Metal, Inc. Class A *	8,124	38,508
Digi International, Inc. *	4,366	93,956
DigitalOcean Holdings, Inc. *	339	19,611
Diodes, Inc. *	1,235	107,433
Donnelley Financial Solutions, Inc. *	3,442	114,481
E2open Parent Holdings, Inc. *	24,733	217,898
Ebix, Inc.	3,302	109,461
eGain Corp. *	1,396	16,166
EMCORE Corp. *	3,486	12,898
Enfusion, Inc. Class A *	825	10,494
EngageSmart, Inc. *	350	7,459
Envestnet, Inc. *	437	32,530
EverCommerce, Inc. *	1,000	13,200
Evolent Health, Inc. Class A *	7,919	255,784
Forian, Inc. *	376	2,617
FormFactor, Inc. *	1,210	50,856
Genius Brands International, Inc. *	34,890	35,588
GTY Technology Holdings, Inc. *	3,624	11,706
HireRight Holdings Corp. *	1,439	24,607
Inseego Corp. *	8,348	33,809
Insight Enterprises, Inc. *	2,799	300,389
Instructure Holdings, Inc. *	1,229	24,654
Intapp, Inc. *	362	8,692
Integral Ad Science Holding Corp. *	2,106	29,063
Kaltura, Inc. *	4,052	7,253
KBR, Inc.	2,203	120,570
ManTech International Corp. Class A	3,413	294,166
MeridianLink, Inc. *	704	12,742
Model N, Inc. *	1,015	27,303
NantHealth, Inc. *	1,918	1,445
NetScout Systems, Inc. *	151,844	4,871,156
NextGen Healthcare, Inc. *	6,973	145,805
ON24, Inc. *	1,068	14,044
Onto Innovation, Inc. *	4,154	360,941
Outbrain, Inc. *	1,539	16,513
Parsons Corp. *	3,274	126,704
PDF Solutions, Inc. *	3,736	104,122
Photronics, Inc. *	7,400	125,578
Ping Identity Holding Corp. *	7,550	207,096
PowerSchool Holdings, Inc. Class A *	4,348	71,785
Quantum Corp. *	7,333	16,646
Rackspace Technology, Inc. *	1,843	20,568
Rambus, Inc. *	14,165	451,722
Rekor Systems, Inc. *	1,959	8,933
SecureWorks Corp. Class A *	1,158	15,344
SkyWater Technology, Inc. *	151	1,635
Smith Micro Software, Inc. *	5,501	20,739
Software AG (Germany)	82,249	2,843,564
StarTek, Inc. *	2,546	11,279
Super Micro Computer, Inc. *	5,553	211,403
Unisys Corp. *	1,734	37,472
Veeco Instruments, Inc. *	7,064	192,070
Verint Systems, Inc. *	8,014	414,324
Weave Communications, Inc. *	186	1,109
Xperi Holding Corp.	14,122	244,593

		20,267,105

	Shares	Value
Utilities - 3.9%
ALLETE, Inc.	6,507	$435,839
American States Water Co.	2,199	195,755
Aris Water Solution, Inc. Class A	1,324	24,097
Artesian Resources Corp. Class A	1,027	49,861
Avista Corp.	8,784	396,598
Black Hills Corp.	49,786	3,834,518
Brookfield Infrastructure Corp. Class A (Canada)	7,905	596,353
California Water Service Group	6,543	387,869
Chesapeake Utilities Corp.	2,149	296,046
Clearway Energy, Inc. Class A	3,249	108,257
Clearway Energy, Inc. Class C	7,645	279,119
IDACORP, Inc.	11,874	1,369,785
MGE Energy, Inc.	4,549	362,965
Middlesex Water Co.	1,351	142,085
New Jersey Resources Corp.	12,004	550,503
Northwest Natural Holding Co.	3,793	196,174
NorthWestern Corp.	6,738	407,582
ONE Gas, Inc.	6,559	578,766
Ormat Technologies, Inc.	5,635	461,112
Otter Tail Corp.	5,139	321,187
PNM Resources, Inc.	10,610	505,779
Portland General Electric Co.	11,869	654,575
SJW Group	3,440	239,355
South Jersey Industries, Inc.	12,803	442,344
Southwest Gas Holdings, Inc. *	8,214	643,074
Spire, Inc.	6,299	452,016
Stronghold Digital Mining, Inc. Class A *	293	1,714
Unitil Corp.	1,941	96,817
Via Renewables, Inc.	234	1,928
York Water Co.	620	27,881

		14,059,954

Total Common Stocks (Cost $350,640,109)		352,984,288

	Principal Amount
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $3,109,347; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $3,171,560)	$3,109,347	3,109,347

U.S. Government Agency Issue - 0.9%
Federal Home Loan Bank 0.101% due 04/01/22	3,040,000	3,040,000

Total Short-Term Investments (Cost $6,149,347)		6,149,347

TOTAL INVESTMENTS - 100.1% (Cost $356,795,390)		359,140,089

DERIVATIVES - (0.0%)		(10,455)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(187,121)

NET ASSETS - 100.0%		$358,942,513

Notes to Schedule of Investments

(a)

An investment with a value of $462 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/22	136	$1,415,607	$1,405,152	($10,455)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$6,396	$-	$5,934	$462
	Industrial	58	-	58	-

	Total Rights	6,454	-	5,992	462

	Common Stocks
	Basic Materials	14,393,776	12,498,437	1,895,339	-
	Communications	5,298,154	5,298,154	-	-
	Consumer, Cyclical	48,140,578	48,140,578	-	-
	Consumer, Non-Cyclical	47,774,414	44,344,090	3,430,324	-
	Energy	33,627,278	33,627,278	-	-
	Financial	114,365,999	114,365,999	-	-
	Industrial	55,057,030	55,057,030	-	-
	Technology	20,267,105	17,423,541	2,843,564	-
	Utilities	14,059,954	14,059,954	-	-

	Total Common Stocks	352,984,288	344,815,061	8,169,227	-

	Short-Term Investments	6,149,347	-	6,149,347	-

	Total Assets	359,140,089	344,815,061	14,324,566	462

Liabilities	Derivatives:
	Equity Contracts
	Futures	(10,455)	(10,455)	-	-

	Total Liabilities	(10,455)	(10,455)	-	-

	Total	$359,129,634	$344,804,606	$14,324,566	$462

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Basic Materials - 4.8%
Axalta Coating Systems Ltd. *	219,582	$5,397,326
Element Solutions, Inc.	264,919	5,801,726
Ingevity Corp. *	63,330	4,057,553

		15,256,605

Communications - 4.0%
Open Lending Corp. Class A *	217,695	4,116,612
Q2 Holdings, Inc. *	91,148	5,619,274
Vivid Seats, Inc. Class A	263,295	2,912,043

		12,647,929

Consumer, Cyclical - 13.8%
Brunswick Corp.	24,311	1,966,517
F45 Training Holdings, Inc. *	154,306	1,651,074
Genius Sports Ltd. * (United Kingdom)	302,832	1,393,027
JetBlue Airways Corp. *	349,410	5,223,680
Leslie’s, Inc. *	340,752	6,596,959
Malibu Boats, Inc. Class A *	36,789	2,134,130
Manchester United PLC Class A (United Kingdom)	260,921	3,775,527
Methode Electronics, Inc.	69,746	3,016,515
On Holding AG Class A * (Switzerland)	64,951	1,639,363
Penn National Gaming, Inc. *	73,440	3,115,325
Petco Health & Wellness Co., Inc. *	197,076	3,856,777
Skechers USA, Inc. Class A *	144,353	5,883,828
Visteon Corp. *	31,041	3,387,504

		43,640,226

Consumer, Non-Cyclical - 25.0%
Abcam PLC * (United Kingdom)	161,509	2,919,287
Adaptive Biotechnologies Corp. *	64,451	894,580
Allovir, Inc. *	64,458	435,091
Annexon, Inc. *	61,688	168,408
BioAtla, Inc. *	41,013	205,065
Bioxcel Therapeutics, Inc. *	34,550	722,440
Boyd Group Services, Inc. (Canada)	19,177	2,539,804
Bright Horizons Family Solutions, Inc. *	20,791	2,758,758
Bruker Corp.	28,888	1,857,498
Certara, Inc. *	223,339	4,797,322
Collegium Pharmaceutical, Inc. *	63,951	1,302,042
Duckhorn Portfolio, Inc. *	140,885	2,562,698
European Wax Center, Inc. Class A *	49,768	1,471,142
Evo Payments, Inc. Class A *	229,209	5,292,436
Guardant Health, Inc. *	15,797	1,046,393
Harmony Biosciences Holdings, Inc. *	30,778	1,497,350
HealthEquity, Inc. *	59,106	3,986,109
Immunocore Holdings PLC ADR * (United Kingdom)	27,764	830,144
Legalzoom.com, Inc. *	111,213	1,572,552
Lyell Immunopharma, Inc. *	81,577	411,964
Maravai LifeSciences Holdings, Inc. Class A *	70,316	2,480,045
MaxCyte, Inc. *	150,307	1,050,646
Neurocrine Biosciences, Inc. *	17,419	1,633,031
Nevro Corp. *	19,259	1,393,003
Nuvei Corp. * ~ (Canada)	43,720	3,296,051
Oatly Group AB ADR *	243,194	1,218,402
Olink Holding AB ADR * (Sweden)	40,224	710,356
Optinose, Inc. *	153,517	379,187
Oxford Nanopore Technologies PLC * (United Kingdom)	93,760	487,639
Paylocity Holding Corp. *	7,724	1,589,367
Payoneer Global, Inc. *	459,385	2,048,857
Prelude Therapeutics, Inc. *	39,585	273,137

	Shares	Value
PROCEPT BioRobotics Corp. *	65,087	$2,277,394
Recursion Pharmaceuticals, Inc. Class A *	107,449	769,335
Remitly Global, Inc. *	310,695	3,066,560
Ritchie Bros Auctioneers, Inc. (Canada)	82,876	4,892,170
Sabre Corp. *	190,165	2,173,586
Sana Biotechnology, Inc. *	63,087	521,099
Silk Road Medical, Inc. *	30,716	1,268,264
SpringWorks Therapeutics, Inc. *	33,352	1,882,387
Syneos Health, Inc. *	67,376	5,454,087
TriNet Group, Inc. *	12,744	1,253,500
Turning Point Therapeutics, Inc. *	29,413	789,739
Twist Bioscience Corp. *	22,545	1,113,272

		79,292,197

Energy - 0.9%
Shoals Technologies Group, Inc. Class A *	162,850	2,774,964

Financial - 11.6%
Big Yellow Group PLC REIT (United Kingdom)	124,844	2,516,873
First Interstate BancSystem, Inc. Class A	105,773	3,889,273
Focus Financial Partners, Inc. Class A *	84,156	3,849,295
GCM Grosvenor, Inc. Class A	247,536	2,403,575
Hamilton Lane, Inc. Class A	68,087	5,262,444
Innovative Industrial Properties, Inc. REIT	15,695	3,223,753
Prosperity Bancshares, Inc.	57,737	4,005,793
STAG Industrial, Inc. REIT	126,606	5,235,158
United Community Banks, Inc.	78,737	2,740,048
WisdomTree Investments, Inc.	603,997	3,545,462

		36,671,674

Industrial - 13.5%
Advanced Drainage Systems, Inc.	31,588	3,752,970
Advanced Energy Industries, Inc.	62,758	5,402,209
AZEK Co., Inc. *	223,872	5,560,980
CryoPort, Inc. *	76,761	2,679,726
Gerresheimer AG (Germany)	50,910	3,718,824
GFL Environmental, Inc. (Canada)	138,351	4,501,942
Hydrofarm Holdings Group, Inc. *	123,677	1,873,707
Knight-Swift Transportation Holdings, Inc.	72,788	3,672,882
Littelfuse, Inc.	10,642	2,654,221
Schneider National, Inc. Class B	73,898	1,884,399
Sensata Technologies Holding PLC *	108,013	5,492,461
Trex Co., Inc. *	24,335	1,589,806

		42,784,127

Technology - 24.0%
ACV Auctions, Inc. Class A *	311,354	4,611,153
Alkami Technology, Inc. *	188,232	2,693,600
Avalara, Inc. *	25,028	2,490,536
CACI International, Inc. Class A *	22,480	6,772,325
Corsair Gaming, Inc. *	122,831	2,599,104
Definitive Healthcare Corp. *	78,177	1,927,063
DoubleVerify Holdings, Inc. *	111,748	2,812,697
Endava PLC ADR * (United Kingdom)	18,152	2,414,761
Everbridge, Inc. *	59,039	2,576,462
ExlService Holdings, Inc. *	48,143	6,897,448
Expensify, Inc. Class A *	76,625	1,345,535
Five9, Inc. *	25,357	2,799,413
Keywords Studios PLC (Ireland)	135,365	4,658,941
nCino, Inc. *	38,229	1,566,624
Outset Medical, Inc. *	38,767	1,760,022
Paycor HCM, Inc. *	194,501	5,661,924
Procore Technologies, Inc. *	40,367	2,339,671
Rapid7, Inc. *	58,425	6,499,197
TaskUS, Inc. Class A * (Philippines)	87,880	3,379,865
Thoughtworks Holding, Inc. *	202,503	4,214,087
WNS Holdings Ltd. ADR * (India)	70,254	6,006,014

		76,026,442

Total Common Stocks (Cost $338,518,735)		309,094,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $5,982,907; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $6,102,588)	$5,982,907	$5,982,907

Total Short-Term Investment (Cost $5,982,907)		5,982,907

TOTAL INVESTMENTS - 99.5% (Cost $344,501,642)		315,077,071

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,555,066

NET ASSETS - 100.0%		$316,632,137

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$15,256,605	$15,256,605	$-	$-
	Communications	12,647,929	12,647,929	-	-
	Consumer, Cyclical	43,640,226	43,640,226	-	-
	Consumer, Non-Cyclical	79,292,197	75,885,271	3,406,926	-
	Energy	2,774,964	2,774,964	-	-
	Financial	36,671,674	34,154,801	2,516,873	-
	Industrial	42,784,127	39,065,303	3,718,824	-
	Technology	76,026,442	76,026,442	-	-

	Total Common Stocks	309,094,164	299,451,541	9,642,623	-

	Short-Term Investment	5,982,907	-	5,982,907	-

	Total	$315,077,071	$299,451,541	$15,625,530	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	3,861	$11,583
Contra Zogenix, Inc. - Contingent Value Rights *	16,407	11,157
Oncternal Therapeutics, Inc. - Contingent Value Rights * Ω ±	216	221

		22,961

Industrial - 0.0%
Quantum Leap Corp. Pty Ltd. Exp 04/18/22 *	16,496	132

Total Rights (Cost $11,599)		23,093

COMMON STOCKS - 99.2%
Basic Materials - 3.3%
AdvanSix, Inc.	7,886	402,896
Allegheny Technologies, Inc. *	36,298	974,238
American Vanguard Corp.	8,926	181,376
Amyris, Inc. *	49,726	216,805
Arconic Corp. *	30,374	778,182
Balchem Corp.	9,335	1,276,095
Cabot Corp.	16,133	1,103,659
Carpenter Technology Corp.	13,576	569,921
Century Aluminum Co. *	14,853	390,782
Clearwater Paper Corp. *	4,741	132,890
Codexis, Inc. *	17,304	356,808
Coeur Mining, Inc. *	73,112	325,348
Commercial Metals Co.	34,705	1,444,422
Compass Minerals International, Inc.	9,833	617,414
Constellium SE *	35,292	635,256
Danimer Scientific, Inc. *	25,743	150,854
Ecovyst, Inc.	14,632	169,146
Energy Fuels, Inc. *	44,174	404,192
Ferro Corp. *	23,619	513,477
Gatos Silver, Inc. *	13,079	56,501
GCP Applied Technologies, Inc. *	19,255	604,992
Glatfelter Corp.	12,856	159,157
Hawkins, Inc.	5,475	251,303
HB Fuller Co.	14,824	979,422
Hecla Mining Co.	152,830	1,004,093
Ingevity Corp. *	11,425	732,000
Innospec, Inc.	7,052	652,663
Intrepid Potash, Inc. *	2,837	233,031
Kaiser Aluminum Corp.	4,544	427,863
Koppers Holdings, Inc.	5,918	162,863
Kronos Worldwide, Inc.	6,400	99,328
Livent Corp. *	47,032	1,226,124
Marrone Bio Innovations, Inc. *	28,545	30,829
Minerals Technologies, Inc.	9,786	647,344
MP Materials Corp. *	22,182	1,271,916
Neenah, Inc.	4,990	197,903
Novagold Resources, Inc. * (Canada)	68,192	527,124
Oil-Dri Corp. of America	1,482	42,459
Orion Engineered Carbons SA (Germany)	17,267	275,754
Perpetua Resources Corp. *	12,490	51,209
PolyMet Mining Corp. * (Canada)	8,226	34,467
Quaker Chemical Corp.	3,964	685,019
Rayonier Advanced Materials, Inc. *	18,842	123,792
Rogers Corp. *	5,432	1,475,874
Schnitzer Steel Industries, Inc. Class A	7,386	383,629
Sensient Technologies Corp.	12,322	1,034,432

	Shares	Value
Stepan Co.	6,426	$634,953
Trinseo PLC	11,189	536,177
Tronox Holdings PLC Class A	32,950	652,081
Unifi, Inc. *	4,126	74,681
Ur-Energy, Inc. *	51,555	82,488
Uranium Energy Corp. *	80,893	371,299
US Lime & Minerals, Inc.	588	68,232
Valhi, Inc.	693	20,312
Zymergen, Inc. *	22,789	65,860

		26,520,935

Communications - 4.1%
1-800-Flowers.com, Inc. Class A *	7,662	97,767
1stdibs.com, Inc. *	1,936	15,469
A10 Networks, Inc.	17,081	238,280
ADTRAN, Inc.	14,156	261,178
Advantage Solutions, Inc. *	21,768	138,880
aka Brands Holding Corp. *	4,330	19,139
AMC Networks, Inc. Class A *	8,364	339,829
Anterix, Inc. *	3,373	195,297
ATN International, Inc.	3,134	124,984
Audacy, Inc. Class A *	35,074	101,364
Aviat Networks, Inc. *	1,902	58,525
Boston Omaha Corp. Class A *	6,130	155,518
CalAmp Corp. *	10,272	75,088
Calix, Inc. *	16,297	699,304
Cambium Networks Corp. *	3,080	72,811
Cargurus, Inc. *	27,680	1,175,293
CarParts.com, Inc. *	13,897	93,110
Cars.com, Inc. *	19,455	280,736
Casa Systems, Inc. *	8,003	36,174
ChannelAdvisor Corp. *	8,598	142,469
Clear Channel Outdoor Holdings, Inc. *	103,484	358,055
Clearfield, Inc. *	3,364	219,400
Cogent Communications Holdings, Inc.	12,261	813,517
comScore, Inc. *	21,339	62,097
Consolidated Communications Holdings, Inc. *	20,547	121,227
Couchbase, Inc. *	6,749	117,568
Credo Technology Group Holding Ltd. *	6,334	96,467
CuriosityStream, Inc. *	7,414	21,501
DZS, Inc. *	4,476	62,082
EchoStar Corp. Class A *	10,610	258,247
Entravision Communications Corp. Class A	16,640	106,662
ePlus, Inc. *	7,650	428,859
Eventbrite, Inc. Class A *	21,386	315,871
EverQuote, Inc. Class A *	5,385	87,129
EW Scripps Co. Class A *	16,290	338,669
Extreme Networks, Inc. *	37,502	457,899
Fluent, Inc. *	13,919	28,952
fuboTV, Inc. *	40,968	269,160
Gannett Co., Inc. *	39,559	178,411
Globalstar, Inc. *	172,984	254,287
Gogo, Inc. *	16,992	323,868
Gray Television, Inc.	24,567	542,194
Groupon, Inc. *	7,019	134,975
Harmonic, Inc. *	25,672	238,493
HealthStream, Inc. *	7,129	142,010
Hemisphere Media Group, Inc. *	4,535	20,725
Houghton Mifflin Harcourt Co. *	36,140	759,301
HyreCar, Inc. *	4,994	11,886
IDT Corp. Class B *	4,166	142,019
iHeartMedia, Inc. Class A *	32,196	609,470
Infinera Corp. *	53,103	460,403
InterDigital, Inc.	8,894	567,437
Iridium Communications, Inc. *	34,150	1,376,928
KVH Industries, Inc. *	5,163	46,983
Lands’ End, Inc. *	4,088	69,169
Liberty Latin America Ltd. Class A * (Chile)	11,686	113,354
Liberty Latin America Ltd. Class C * (Chile)	44,039	422,334
Limelight Networks, Inc. *	37,379	195,118
Liquidity Services, Inc. *	8,036	137,576

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
LiveOne, Inc. *	21,086	$17,206
Lulu’s Fashion Lounge Holdings, Inc. *	3,178	21,547
Magnite, Inc. *	36,913	487,621
Maxar Technologies, Inc.	20,832	822,031
MediaAlpha, Inc. Class A *	6,134	101,518
Mimecast Ltd. *	17,599	1,400,176
National CineMedia, Inc.	18,850	47,879
NeoPhotonics Corp. *	14,558	221,427
NETGEAR, Inc. *	8,500	209,780
Ooma, Inc. *	5,971	89,505
Open Lending Corp. Class A *	29,640	560,492
Overstock.com, Inc. *	12,359	543,858
Perficient, Inc. *	9,253	1,018,663
Plantronics, Inc. *	12,058	475,085
Preformed Line Products Co.	817	51,814
Q2 Holdings, Inc. *	15,543	958,226
QuinStreet, Inc. *	14,619	169,580
Quotient Technology, Inc. *	24,701	157,592
RealReal, Inc. *	22,405	162,660
Revolve Group, Inc. *	10,323	554,242
Ribbon Communications, Inc. *	19,880	61,429
Scholastic Corp.	7,581	305,363
Shenandoah Telecommunications Co.	13,771	324,720
Shutterstock, Inc.	6,727	626,149
Sinclair Broadcast Group, Inc. Class A	13,054	365,773
Solo Brands, Inc. Class A *	3,331	28,413
Stagwell, Inc. *	17,808	128,930
Stitch Fix, Inc. Class A *	23,149	233,110
TechTarget, Inc. *	7,641	621,061
TEGNA, Inc.	63,537	1,423,229
Telephone & Data Systems, Inc.	29,052	548,502
Telesat Corp. * (Canada)	2,049	33,809
Thryv Holdings, Inc. *	2,178	61,245
TrueCar, Inc. *	29,342	115,901
Tucows, Inc. Class A *	2,783	190,079
Upwork, Inc. *	33,741	784,141
US Cellular Corp. *	4,356	131,682
Value Line, Inc.	498	33,366
Viavi Solutions, Inc. *	66,066	1,062,341
VirnetX Holding Corp. *	15,541	25,332
Vonage Holdings Corp. *	72,887	1,478,877
WideOpenWest, Inc. *	15,069	262,803
Yelp, Inc. *	20,575	701,813

		32,850,488

Consumer, Cyclical - 12.4%
A-Mark Precious Metals, Inc.	2,487	192,345
Abercrombie & Fitch Co. Class A *	16,076	514,271
Academy Sports & Outdoors, Inc.	22,339	880,157
Accel Entertainment, Inc. *	16,191	197,206
Acushnet Holdings Corp.	9,856	396,803
Adient PLC *	27,578	1,124,355
Aeva Technologies, Inc. *	30,039	130,069
Allegiant Travel Co. *	4,411	716,302
AMC Entertainment Holdings, Inc. Class A *	148,744	3,665,052
America’s Car-Mart, Inc. *	1,705	137,355
American Axle & Manufacturing Holdings, Inc. *	32,140	249,406
American Eagle Outfitters, Inc.	43,267	726,886
Arcimoto, Inc. *	7,802	51,571
Arko Corp.	23,938	217,836
Asbury Automotive Group, Inc. *	6,707	1,074,461
Aspen Aerogels, Inc. *	6,427	221,603
Aterian, Inc. *	8,603	20,905
Avient Corp.	25,881	1,242,288
Bally’s Corp. *	9,387	288,556
Barnes & Noble Education, Inc. *	16,049	57,455
Bassett Furniture Industries, Inc.	2,653	43,934
Beacon Roofing Supply, Inc. *	16,044	951,088
Beazer Homes USA, Inc. *	8,418	128,122
Bed Bath & Beyond, Inc. *	27,837	627,168

	Shares	Value
Big 5 Sporting Goods Corp.	5,932	$101,734
Big Lots, Inc.	9,155	316,763
Biglari Holdings, Inc. Class B *	230	33,260
BJ’s Restaurants, Inc. *	6,392	180,894
BJ’s Wholesale Club Holdings, Inc. *	39,464	2,668,161
Bloomin’ Brands, Inc.	25,468	558,768
Blue Bird Corp. *	5,026	94,589
Bluegreen Vacations Holding Corp. *	4,311	127,476
BlueLinx Holdings, Inc. *	2,648	190,338
Boot Barn Holdings, Inc. *	8,316	788,274
Brinker International, Inc. *	13,061	498,408
Buckle, Inc.	8,634	285,267
Caleres, Inc.	10,743	207,662
Callaway Golf Co. *	33,273	779,254
Camping World Holdings, Inc. Class A	11,869	331,739
Canoo, Inc. *	29,993	165,561
CarLotz, Inc. *	20,082	27,512
Carrols Restaurant Group, Inc.	10,486	23,698
Cato Corp. Class A	6,324	92,710
Cavco Industries, Inc. *	2,655	639,457
Century Casinos, Inc. *	7,401	88,442
Century Communities, Inc.	8,631	462,363
Cheesecake Factory, Inc. *	13,246	527,058
Chicken Soup For The Soul Entertainment, Inc. *	2,010	16,060
Chico’s FAS, Inc. *	35,720	171,456
Children’s Place, Inc. *	4,042	199,271
Chuy’s Holdings, Inc. *	5,442	146,934
Cinemark Holdings, Inc. *	31,069	536,872
Citi Trends, Inc. *	2,540	77,787
Clarus Corp.	6,816	155,268
Clean Energy Fuels Corp. *	44,512	353,425
Commercial Vehicle Group, Inc. *	9,133	77,174
CompX International, Inc.	719	16,911
Conn’s, Inc. *	4,876	75,139
Container Store Group, Inc. *	9,489	77,525
Cooper-Standard Holdings, Inc. *	4,891	42,894
Cracker Barrel Old Country Store, Inc.	6,819	809,620
Crocs, Inc. *	16,877	1,289,403
Daktronics, Inc. *	10,275	39,456
Dana, Inc.	42,680	749,888
Dave & Buster’s Entertainment, Inc. *	12,425	610,067
Denny’s Corp. *	17,853	255,476
Designer Brands, Inc. Class A *	17,131	231,440
Dillard’s, Inc. Class A	1,660	445,527
Dine Brands Global, Inc.	4,686	365,274
Dorman Products, Inc. *	7,503	713,010
Douglas Dynamics, Inc.	6,421	222,102
Drive Shack, Inc. *	23,537	36,247
Duluth Holdings, Inc. Class B *	3,374	41,264
El Pollo Loco Holdings, Inc. *	5,169	60,064
Eros STX Global Corp. * (United Arab Emirates)	4,525	12,625
Escalade, Inc.	2,878	37,990
Esports Technologies, Inc. *	3,121	21,036
Ethan Allen Interiors, Inc.	6,805	177,406
Everi Holdings, Inc. *	24,563	515,823
EVI Industries, Inc. *	1,572	29,223
F45 Training Holdings, Inc. *	9,115	97,530
Fiesta Restaurant Group, Inc. *	4,839	36,172
First Watch Restaurant Group, Inc. *	3,120	40,716
FirstCash Holdings, Inc.	11,415	802,931
Fisker, Inc. *	46,422	598,844
Flexsteel Industries, Inc.	1,892	36,516
Forestar Group, Inc. *	4,745	84,271
Fossil Group, Inc. *	14,174	136,637
Fox Factory Holding Corp. *	12,240	1,198,908
Franchise Group, Inc.	8,074	334,506
Frontier Group Holdings, Inc. *	9,921	112,405
Full House Resorts, Inc. *	9,322	89,584
Funko, Inc. Class A *	7,554	130,306
G-III Apparel Group Ltd. *	12,689	343,237

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
GAN Ltd. * (United Kingdom)	11,236	$54,157
Genesco, Inc. *	4,214	268,053
Gentherm, Inc. *	9,561	698,335
Global Industrial Co.	3,607	116,254
GMS, Inc. *	12,290	611,673
Golden Entertainment, Inc. *	4,880	283,382
Golden Nugget Online Gaming, Inc. *	11,247	79,966
Goodyear Tire & Rubber Co. *	80,054	1,143,972
Green Brick Partners, Inc. *	8,739	172,683
Group 1 Automotive, Inc.	4,781	802,395
GrowGeneration Corp. *	18,888	173,958
Guess?, Inc.	11,350	247,997
H&E Equipment Services, Inc.	9,246	402,386
Hall of Fame Resort & Entertainment Co. *	15,666	17,389
Hamilton Beach Brands Holding Co. Class A	2,122	24,679
Haverty Furniture Cos., Inc.	4,807	131,808
Hawaiian Holdings, Inc. *	14,373	283,148
Healthcare Services Group, Inc.	21,500	399,255
Hibbett, Inc.	4,219	187,070
Hilton Grand Vacations, Inc. *	24,807	1,290,212
HNI Corp.	12,514	463,644
Hooker Furnishings Corp.	3,586	67,919
Hovnanian Enterprises, Inc. Class A *	1,458	86,168
Hyliion Holdings Corp. *	33,404	147,980
Ideanomics, Inc. *	145,101	162,513
IMAX Corp. *	14,712	278,498
Installed Building Products, Inc.	6,821	576,306
Interface, Inc.	16,564	224,773
International Game Technology PLC	28,746	709,451
iRobot Corp. *	7,629	483,679
Jack in the Box, Inc.	6,273	585,961
JOANN, Inc.	3,306	37,721
Johnson Outdoors, Inc. Class A	1,483	115,274
KAR Auction Services, Inc. *	34,176	616,877
KB Home	23,318	755,037
Kimball International, Inc. Class B	10,953	92,553
Kirkland’s, Inc. *	3,993	37,095
Kontoor Brands, Inc.	14,912	616,611
Kura Sushi USA, Inc. Class A *	1,094	60,334
La-Z-Boy, Inc.	12,513	329,968
Landsea Homes Corp. *	3,087	26,394
Lazydays Holdings, Inc. *	2,093	42,237
LCI Industries	7,241	751,688
LGI Homes, Inc. *	6,139	599,657
Liberty Media Corp. - Liberty Braves Class A *	2,808	80,814
Liberty Media Corp. - Liberty Braves Class C *	10,412	290,599
Liberty TripAdvisor Holdings, Inc. Class A *	20,956	42,960
Life Time Group Holdings, Inc. *	11,059	160,798
Lifetime Brands, Inc.	4,323	55,507
Lindblad Expeditions Holdings, Inc. *	8,722	131,528
Lions Gate Entertainment Corp. Class A *	16,555	269,019
Lions Gate Entertainment Corp. Class B *	33,954	510,329
LL Flooring Holdings, Inc. *	8,145	114,193
Lordstown Motors Corp. Class A *	44,120	150,449
Lovesac Co. *	3,639	196,724
M/I Homes, Inc. *	8,215	364,335
Macy’s, Inc.	86,645	2,110,672
Madison Square Garden Entertainment Corp. *	7,474	622,659
Malibu Boats, Inc. Class A *	5,958	345,624
Marcus Corp. *	6,988	123,688
Marine Products Corp.	2,063	23,828
MarineMax, Inc. *	6,069	244,338
MasterCraft Boat Holdings, Inc. *	5,310	130,679
MDC Holdings, Inc.	17,046	645,021
MedAvail Holdings, Inc. *	3,339	3,242
Meritage Homes Corp. *	10,746	851,406
Meritor, Inc. *	19,508	693,900
Mesa Air Group, Inc. *	11,689	51,432
Methode Electronics, Inc.	10,975	474,669
Miller Industries, Inc.	3,386	95,350
MillerKnoll, Inc.	21,380	738,893
Monarch Casino & Resort, Inc. *	3,702	322,925

	Shares	Value
Motorcar Parts of America, Inc. *	5,348	$95,355
Movado Group, Inc.	4,459	174,124
Murphy USA, Inc.	6,701	1,339,932
National Vision Holdings, Inc. *	23,757	1,035,092
Nautilus, Inc. *	8,714	35,902
NEOGAMES SA * (Israel)	3,000	46,290
Nikola Corp. *	67,556	723,525
Noodles & Co. *	11,028	65,837
Nu Skin Enterprises, Inc. Class A	14,162	678,077
ODP Corp. *	13,110	600,831
ONE Group Hospitality, Inc. *	5,568	58,520
OneSpaWorld Holdings Ltd. * (Bahamas)	15,060	153,612
OneWater Marine, Inc. Class A	3,002	103,419
OptimizeRx Corp. *	5,051	190,473
Oxford Industries, Inc.	4,620	418,110
Papa John’s International, Inc.	9,639	1,014,794
Party City Holdco, Inc. *	31,490	112,734
Patrick Industries, Inc.	6,531	393,819
PC Connection, Inc.	3,267	171,158
PetMed Express, Inc.	5,625	145,125
PLBY Group, Inc. *	8,192	107,233
Portillo’s, Inc. Class A *	6,687	164,233
PriceSmart, Inc.	6,732	530,953
Purple Innovation, Inc. *	16,412	96,010
RCI Hospitality Holdings, Inc.	2,406	147,873
Red Robin Gourmet Burgers, Inc. *	4,542	76,578
Red Rock Resorts, Inc. Class A	15,418	748,698
Regis Corp. *	19,021	40,325
Resideo Technologies, Inc. *	42,343	1,009,034
REV Group, Inc.	8,074	108,192
Rite Aid Corp. *	17,916	156,765
Rocky Brands, Inc.	1,966	81,766
Romeo Power, Inc. *	35,505	52,902
Rush Enterprises, Inc. Class A	12,142	618,149
Rush Enterprises, Inc. Class B	1,946	94,089
Rush Street Interactive, Inc. *	15,494	112,641
Ruth’s Hospitality Group, Inc.	9,823	224,750
Sally Beauty Holdings, Inc. *	32,501	507,991
ScanSource, Inc. *	7,420	258,142
Scientific Games Corp. Class A *	27,869	1,637,304
SeaWorld Entertainment, Inc. *	14,461	1,076,477
Shake Shack, Inc. Class A *	10,640	722,456
Shift Technologies, Inc. *	17,684	38,905
Shoe Carnival, Inc.	5,032	146,733
Shyft Group, Inc.	9,951	359,331
Signet Jewelers Ltd. (NYSE)	15,353	1,116,163
Skyline Champion Corp. *	14,935	819,633
SkyWest, Inc. *	14,318	413,074
Sleep Number Corp. *	6,297	319,321
Snap One Holdings Corp. *	3,743	55,209
Sonic Automotive, Inc. Class A	6,237	265,135
Sonos, Inc. *	36,841	1,039,653
Sovos Brands, Inc. *	7,313	103,698
Spirit Airlines, Inc. *	28,268	618,221
Sportsman’s Warehouse Holdings, Inc. *	12,422	132,791
Standard Motor Products, Inc.	5,958	257,028
Steelcase, Inc. Class A	25,259	301,845
Steven Madden Ltd.	22,935	886,208
Sun Country Airlines Holdings, Inc. *	9,156	239,704
Superior Group of Cos., Inc.	3,312	59,119
Sweetgreen, Inc. Class A *	3,542	113,309
Target Hospitality Corp. *	7,088	42,528
Taylor Morrison Home Corp. *	34,016	925,915
Tenneco, Inc. Class A *	20,140	368,965
Texas Roadhouse, Inc.	20,260	1,696,370
Tilly’s, Inc. Class A	6,305	59,015
Titan International, Inc. *	14,386	211,906
Titan Machinery, Inc. *	5,393	152,406
Torrid Holdings, Inc. *	3,599	21,810
Traeger, Inc. *	6,359	47,311
TravelCenters of America, Inc. *	3,557	152,809
Tri Pointe Homes, Inc. *	31,729	637,118

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Tupperware Brands Corp. *	14,259	$277,338
UniFirst Corp.	4,421	814,702
Universal Electronics, Inc. *	3,878	121,149
Urban Outfitters, Inc. *	19,723	495,245
Velodyne Lidar, Inc. *	21,724	55,613
Vera Bradley, Inc. *	7,397	56,735
Veritiv Corp. *	4,078	544,780
Vista Outdoor, Inc. *	16,530	589,956
Visteon Corp. *	7,982	871,076
VOXX International Corp. *	4,424	44,107
VSE Corp.	3,009	138,685
Wabash National Corp.	14,046	208,443
Weber, Inc. Class A	4,796	47,145
WESCO International, Inc. *	12,891	1,677,635
Wingstop, Inc.	8,665	1,016,838
Winmark Corp.	995	218,900
Winnebago Industries, Inc.	9,300	502,479
Wolverine World Wide, Inc.	23,380	527,453
Workhorse Group, Inc. *	35,215	176,075
World Fuel Services Corp.	17,919	484,530
XL Fleet Corp. *	34,408	68,472
XPEL, Inc. *	5,161	271,520
Xponential Fitness, Inc. Class A *	2,669	62,561
Zumiez, Inc. *	6,231	238,086

		98,039,539

Consumer, Non-Cyclical - 23.2%
22nd Century Group, Inc. *	51,117	118,591
2seventy bio, Inc. *	6,347	108,280
2U, Inc. *	20,622	273,860
4D Molecular Therapeutics, Inc. *	7,938	120,023
89bio, Inc. *	3,544	13,361
9 Meters Biopharma, Inc. *	60,550	36,288
Aaron’s Co., Inc.	9,143	183,591
ABM Industries, Inc.	19,372	891,887
Absci Corp. *	15,969	134,619
Acacia Research Corp. *	14,527	65,517
ACADIA Pharmaceuticals, Inc. *	34,405	833,289
Accelerate Diagnostics, Inc. *	9,158	13,188
ACCO Brands Corp.	26,556	212,448
Accolade, Inc. *	14,471	254,111
Accuray, Inc. *	25,245	83,561
Aclaris Therapeutics, Inc. *	14,336	247,153
Acumen Pharmaceuticals, Inc. *	2,703	10,569
Acutus Medical, Inc. *	4,515	6,276
Adagio Therapeutics, Inc. *	16,910	77,110
AdaptHealth Corp. *	20,601	330,234
Addus HomeCare Corp. *	4,434	413,648
Adicet Bio, Inc. *	5,959	119,001
Adtalem Global Education, Inc. *	14,166	420,872
Adverum Biotechnologies, Inc. *	26,915	35,259
Aeglea BioTherapeutics, Inc. *	11,891	27,349
Aerie Pharmaceuticals, Inc. *	12,061	109,755
Aerovate Therapeutics, Inc. *	2,841	52,076
Affimed NV * (Germany)	33,924	148,248
Agenus, Inc. *	60,604	149,086
Agiliti, Inc. *	6,440	135,884
Agios Pharmaceuticals, Inc. *	15,445	449,604
AirSculpt Technologies, Inc. *	2,087	28,550
Akebia Therapeutics, Inc. *	50,134	35,991
Akero Therapeutics, Inc. *	7,325	103,942
Akouos, Inc. *	7,275	34,556
Akoya Biosciences, Inc. *	4,926	54,137
Alarm.com Holdings, Inc. *	13,854	920,737
Alaunos Therapeutics, Inc. *	64,470	42,060
Albireo Pharma, Inc. *	4,853	144,765
Aldeyra Therapeutics, Inc. *	13,828	61,465
Alector, Inc. *	16,790	239,257
Aligos Therapeutics, Inc. *	6,002	12,904
Alkermes PLC *	46,513	1,223,757
Allakos, Inc. *	10,046	57,262

	Shares	Value
Allogene Therapeutics, Inc. *	19,546	$178,064
Allovir, Inc. *	8,823	59,555
Alpha Teknova, Inc. *	1,963	27,109
Alphatec Holdings, Inc. *	20,325	233,737
Alpine Immune Sciences, Inc. *	3,309	29,682
Alta Equipment Group, Inc. *	6,047	74,741
Altimmune, Inc. *	11,174	68,050
ALX Oncology Holdings, Inc. *	5,237	88,505
American Public Education, Inc. *	5,787	122,916
American Well Corp. Class A *	52,636	221,598
Amicus Therapeutics, Inc. *	75,591	715,847
AMN Healthcare Services, Inc. *	13,649	1,424,000
Amneal Pharmaceuticals, Inc. *	26,987	112,536
Amphastar Pharmaceuticals, Inc. *	10,639	381,940
Ampio Pharmaceuticals, Inc. *	54,193	25,471
Amylyx Pharmaceuticals, Inc. *	2,754	35,389
AnaptysBio, Inc. *	5,435	134,462
Anavex Life Sciences Corp. *	19,000	233,890
Andersons, Inc.	8,942	449,425
AngioDynamics, Inc. *	10,544	227,118
Angion Biomedica Corp. *	6,137	13,010
ANI Pharmaceuticals, Inc. *	3,177	89,305
Anika Therapeutics, Inc. *	4,185	105,085
Annexon, Inc. *	8,884	24,253
Antares Pharma, Inc. *	47,640	195,324
Apellis Pharmaceuticals, Inc. *	22,144	1,125,137
API Group Corp. *	58,452	1,229,246
AppHarvest, Inc. *	19,667	105,710
Applied Molecular Transport, Inc. *	6,681	50,241
Applied Therapeutics, Inc. *	4,694	9,904
Apyx Medical Corp. *	8,792	57,412
AquaBounty Technologies, Inc. *	14,952	27,960
Arbutus Biopharma Corp. * (Canada)	22,252	66,311
Arcellx, Inc. *	2,613	36,634
Arcturus Therapeutics Holdings, Inc. *	6,087	164,106
Arcus Biosciences, Inc. *	12,742	402,138
Arcutis Biotherapeutics, Inc. *	7,881	151,788
Ardelyx, Inc. *	22,061	23,605
Arlo Technologies, Inc. *	23,889	211,657
Arrowhead Pharmaceuticals, Inc. *	29,339	1,349,301
Artivion, Inc. *	10,719	229,172
Arvinas, Inc. *	13,723	923,558
Asensus Surgical, Inc. *	66,666	41,786
ASGN, Inc. *	14,736	1,719,839
Aspira Women’s Health, Inc. *	20,713	21,542
Atara Biotherapeutics, Inc. *	25,754	239,255
Atea Pharmaceuticals, Inc. *	18,401	132,855
Athenex, Inc. *	24,637	20,436
Athersys, Inc. *	66,132	40,043
Athira Pharma, Inc. *	9,189	124,051
Atossa Therapeutics, Inc. *	33,332	41,665
Atreca, Inc. Class A *	7,713	24,450
AtriCure, Inc. *	12,878	845,698
Atrion Corp.	393	280,209
Aura Biosciences, Inc. *	1,682	37,004
Avalo Therapeutics, Inc. *	15,221	11,031
Avanos Medical, Inc. *	13,713	459,385
Aveanna Healthcare Holdings, Inc. *	10,995	37,493
Avid Bioservices, Inc. *	17,360	353,623
Avidity Biosciences, Inc. *	10,825	199,938
Avis Budget Group, Inc. *	11,911	3,136,166
Avita Medical, Inc. *	6,802	57,681
Avrobio, Inc. *	11,112	14,668
Axogen, Inc. *	11,451	90,921
Axonics, Inc. *	13,173	824,630
Axsome Therapeutics, Inc. *	7,897	326,857
B&G Foods, Inc.	18,415	496,837
Barrett Business Services, Inc.	2,186	169,349
Beam Therapeutics, Inc. *	14,793	847,639
Beauty Health Co. *	24,475	413,138
BellRing Brands, Inc. *	32,203	743,245
Berkeley Lights, Inc. *	13,685	97,300

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Beyondspring, Inc. *	6,382	$14,040
BioAtla, Inc. *	4,375	21,875
BioCryst Pharmaceuticals, Inc. *	53,095	863,325
Biodesix, Inc. *	3,499	5,913
Biohaven Pharmaceutical Holding Co. Ltd. *	16,062	1,904,471
BioLife Solutions, Inc. *	2,952	67,099
Biomea Fusion, Inc. *	6,747	30,092
Bionano Genomics, Inc. *	80,145	206,774
Bioventus, Inc. Class A *	8,317	117,270
Bioxcel Therapeutics, Inc. *	5,161	107,917
Black Diamond Therapeutics, Inc. *	8,474	23,473
Bluebird Bio, Inc. *	19,041	92,349
Blueprint Medicines Corp. *	17,030	1,087,876
Bolt Biotherapeutics, Inc. *	6,451	17,676
Bridgebio Pharma, Inc. *	30,159	306,114
Bright Health Group, Inc. *	74,331	143,459
BrightView Holdings, Inc. *	11,545	157,127
Brink’s Co.	14,023	953,564
Brookdale Senior Living, Inc. *	52,734	371,775
Brooklyn ImmunoTherapeutics, Inc. *	8,527	17,480
Butterfly Network, Inc. *	35,492	168,942
C4 Therapeutics, Inc. *	11,105	269,407
Cadiz, Inc. *	6,664	13,794
Cal-Maine Foods, Inc.	12,127	669,653
Calavo Growers, Inc.	4,921	179,370
Cara Therapeutics, Inc. *	12,408	150,757
Cardiff Oncology, Inc. *	10,302	25,549
Cardiovascular Systems, Inc. *	11,196	253,030
CareDx, Inc. *	14,543	537,946
Caribou Biosciences, Inc. *	14,609	134,111
Carriage Services, Inc.	4,370	233,052
Cass Information Systems, Inc.	4,013	148,120
Cassava Sciences, Inc. *	10,901	404,863
Castle Biosciences, Inc. *	6,071	272,345
Catalyst Pharmaceuticals, Inc. *	28,464	235,967
CBIZ, Inc. *	13,933	584,768
CEL-SCI Corp. *	10,673	41,945
Celcuity, Inc. *	2,271	21,234
Celldex Therapeutics, Inc. *	13,218	450,205
Celsius Holdings, Inc. *	15,469	853,579
Central Garden & Pet Co. *	2,832	124,495
Central Garden & Pet Co. Class A *	11,530	470,193
Century Therapeutics, Inc. *	3,329	41,912
Cerevel Therapeutics Holdings, Inc. *	11,522	403,385
Cerus Corp. *	48,351	265,447
Chefs’ Warehouse, Inc. *	9,160	298,616
ChemoCentryx, Inc. *	15,347	384,749
Chimerix, Inc. *	20,798	95,255
Chinook Therapeutics, Inc. *	11,896	194,619
ChromaDex Corp. *	15,934	39,198
Cimpress PLC * (Ireland)	5,311	337,726
CinCor Pharma, Inc. *	3,332	58,443
Citius Pharmaceuticals, Inc. *	32,353	57,912
ClearPoint Neuro, Inc. *	5,361	55,808
Clene, Inc. *	6,519	25,685
Clovis Oncology, Inc. *	34,173	69,029
Coca-Cola Consolidated, Inc.	1,340	665,779
Codex DNA, Inc. *	2,186	11,739
Codiak Biosciences, Inc. *	4,474	28,052
Cogent Biosciences, Inc. *	10,586	79,289
Coherus Biosciences, Inc. *	18,436	238,009
Collegium Pharmaceutical, Inc. *	10,237	208,425
Community Health Systems, Inc. *	35,405	420,257
CONMED Corp.	8,254	1,226,132
Corcept Therapeutics, Inc. *	25,108	565,432
CoreCivic, Inc. REIT *	34,483	385,175
CorMedix, Inc. *	9,645	52,855
Cortexyme, Inc. *	5,684	35,184
CorVel Corp. *	2,536	427,164
Coursera, Inc. *	20,759	478,287
Covetrus, Inc. *	29,490	495,137
CRA International, Inc.	2,005	168,941

	Shares	Value
Crinetics Pharmaceuticals, Inc. *	13,099	$287,523
Cross Country Healthcare, Inc. *	10,411	225,606
Cue Biopharma, Inc. *	9,677	47,224
Cue Health, Inc. *	4,144	26,729
Cullinan Oncology, Inc. *	7,295	76,379
Curis, Inc. *	24,675	58,726
Custom Truck One Source, Inc. *	13,028	109,305
Cutera, Inc. *	4,927	339,963
CVRx, Inc. *	2,290	13,717
Cymabay Therapeutics, Inc. *	22,507	69,997
Cyteir Therapeutics, Inc. *	2,357	8,886
Cytek Biosciences, Inc. *	28,024	302,099
Cytokinetics, Inc. *	23,139	851,747
CytomX Therapeutics, Inc. *	18,231	48,677
CytoSorbents Corp. *	12,390	39,524
Day One Biopharmaceuticals, Inc. *	3,108	30,831
Deciphera Pharmaceuticals, Inc. *	11,426	105,919
Deluxe Corp.	12,001	362,910
Denali Therapeutics, Inc. *	26,757	860,773
DermTech, Inc. *	6,754	99,149
Design Therapeutics, Inc. *	7,558	122,062
DICE Therapeutics, Inc. *	3,959	75,736
Duckhorn Portfolio, Inc. *	10,197	185,483
Durect Corp. *	69,119	46,303
Dynavax Technologies Corp. *	31,144	337,601
Dyne Therapeutics, Inc. *	8,556	82,480
Eagle Pharmaceuticals, Inc. *	3,346	165,594
Eargo, Inc. *	11,882	62,856
Edgewell Personal Care Co.	15,615	572,602
Edgewise Therapeutics, Inc. *	10,998	106,681
Editas Medicine, Inc. *	19,439	369,730
Eiger BioPharmaceuticals, Inc. *	8,601	71,388
elf Beauty, Inc. *	13,940	360,070
Eliem Therapeutics, Inc. *	1,989	16,688
Emerald Holding, Inc. *	8,320	28,288
Emergent BioSolutions, Inc. *	14,083	578,248
Enanta Pharmaceuticals, Inc. *	5,538	394,195
Endo International PLC *	67,203	155,239
Ennis, Inc.	7,255	134,000
Ensign Group, Inc.	14,938	1,344,569
Entrada Therapeutics, Inc. *	2,603	24,442
Epizyme, Inc. *	27,812	31,984
Erasca, Inc. *	18,358	157,879
Esperion Therapeutics, Inc. *	16,590	76,978
European Wax Center, Inc. Class A *	4,121	121,817
Evelo Biosciences, Inc. *	8,653	29,334
EVERTEC, Inc.	17,412	712,673
Evo Payments, Inc. Class A *	13,724	316,887
Evolus, Inc. *	9,190	103,112
Exagen, Inc. *	3,087	24,789
EyePoint Pharmaceuticals, Inc. *	6,020	73,143
Fate Therapeutics, Inc. *	23,809	923,075
FibroGen, Inc. *	24,618	295,908
Finch Therapeutics Group, Inc. *	2,156	10,845
First Advantage Corp. *	15,646	315,893
Foghorn Therapeutics, Inc. *	5,573	84,877
Forma Therapeutics Holdings, Inc. *	10,092	93,856
Forrester Research, Inc. *	3,244	183,026
Forte Biosciences, Inc. *	3,214	4,692
Fortress Biotech, Inc. *	19,904	27,069
Franklin Covey Co. *	3,660	165,505
Frequency Therapeutics, Inc. *	9,115	19,324
Fresh Del Monte Produce, Inc.	9,570	247,959
Fulcrum Therapeutics, Inc. *	7,484	176,997
Fulgent Genetics, Inc. *	5,932	370,216
G1 Therapeutics, Inc. *	11,170	84,892
Gemini Therapeutics, Inc. SPAC *	6,241	8,675
Generation Bio Co. *	13,156	96,565
Geron Corp. *	83,222	113,182
Glaukos Corp. *	13,339	771,261
Global Blood Therapeutics, Inc. *	18,268	632,804
Gossamer Bio, Inc. *	18,372	159,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Graham Holdings Co. Class B	1,104	$675,063
Graphite Bio, Inc. *	4,581	23,363
Green Dot Corp. Class A *	15,078	414,343
Greenlane Holdings, Inc. Class A *	4,786	2,680
Greenwich Lifesciences, Inc. *	1,150	22,563
Gritstone bio, Inc. *	11,504	47,396
GT Biopharma, Inc. *	6,794	19,567
Hackett Group, Inc.	6,809	157,016
Haemonetics Corp. *	14,748	932,369
Halozyme Therapeutics, Inc. *	40,062	1,597,673
Hanger, Inc. *	10,985	201,355
Harmony Biosciences Holdings, Inc. *	6,869	334,177
Harpoon Therapeutics, Inc. *	5,329	26,485
Harvard Bioscience, Inc. *	11,167	69,347
HealthEquity, Inc. *	23,516	1,585,919
Heidrick & Struggles International, Inc.	5,551	219,709
Helen of Troy Ltd. *	6,972	1,365,396
Herc Holdings, Inc.	7,250	1,211,402
Heron Therapeutics, Inc. *	26,918	153,971
Heska Corp. *	2,827	390,918
HF Foods Group, Inc. *	10,129	67,459
HireQuest, Inc.	1,461	27,934
Homology Medicines, Inc. *	14,118	42,919
Honest Co., Inc. *	24,178	125,967
Hookipa Pharma, Inc. *	4,329	9,870
Hostess Brands, Inc. *	39,296	862,154
Humanigen, Inc. *	12,779	38,465
Huron Consulting Group, Inc. *	6,371	291,856
I3 Verticals, Inc. Class A *	6,213	173,094
iBio, Inc. *	58,059	24,861
ICF International, Inc.	5,318	500,637
Icosavax, Inc. *	6,944	48,886
Ideaya Biosciences, Inc. *	9,217	103,138
IGM Biosciences, Inc. *	2,248	60,089
Ikena Oncology, Inc. *	7,876	48,044
Imago Biosciences, Inc. *	5,764	111,072
Immuneering Corp. Class A *	2,331	15,082
Immunic, Inc. *	5,381	60,805
ImmunityBio, Inc. *	19,055	106,899
ImmunoGen, Inc. *	56,857	270,639
Immunovant, Inc. *	11,376	62,682
Impel Neuropharma, Inc. *	1,547	9,854
Inari Medical, Inc. *	10,043	910,298
Infinity Pharmaceuticals, Inc. *	24,939	28,430
InfuSystem Holdings, Inc. *	4,899	48,010
Ingles Markets, Inc. Class A	4,001	356,289
Inhibrx, Inc. *	7,953	177,193
Innovage Holding Corp. *	5,223	33,532
Innoviva, Inc. *	12,224	236,534
Inogen, Inc. *	5,698	184,729
Inotiv, Inc. *	4,650	121,737
Inovio Pharmaceuticals, Inc. *	58,910	211,487
Inozyme Pharma, Inc. *	3,692	15,100
Insmed, Inc. *	34,387	808,094
Insperity, Inc.	10,614	1,065,858
Inspire Medical Systems, Inc. *	7,784	1,998,075
Instil Bio, Inc. *	15,369	165,217
Integer Holdings Corp. *	9,444	760,903
Intellia Therapeutics, Inc. *	20,125	1,462,484
Inter Parfums, Inc.	5,140	452,577
Intercept Pharmaceuticals, Inc. *	7,889	128,354
Intersect ENT, Inc. *	9,578	268,280
Intra-Cellular Therapies, Inc. *	22,673	1,387,361
Invacare Corp. *	10,122	14,272
Invitae Corp. *	57,603	459,096
iRadimed Corp.	2,073	92,953
iRhythm Technologies, Inc. *	8,482	1,335,661
Ironwood Pharmaceuticals, Inc. *	41,760	525,341
IsoPlexis Corp. *	4,984	17,095
iTeos Therapeutics, Inc. *	5,866	188,768
IVERIC bio, Inc. *	32,725	550,762
J & J Snack Foods Corp.	4,239	657,469

	Shares	Value
Janux Therapeutics, Inc. *	3,730	$53,488
John B Sanfilippo & Son, Inc.	2,524	210,603
John Wiley & Sons, Inc. Class A	12,405	657,837
Joint Corp. *	3,930	139,083
Jounce Therapeutics, Inc. *	9,392	63,772
Kala Pharmaceuticals, Inc. *	10,927	15,079
Kaleido Biosciences, Inc. *	3,724	6,145
KalVista Pharmaceuticals, Inc. *	5,759	84,888
Karuna Therapeutics, Inc. *	6,382	809,174
Karyopharm Therapeutics, Inc. *	21,360	157,423
Kelly Services, Inc. Class A	9,984	216,553
KemPharm, Inc. *	8,143	40,959
Keros Therapeutics, Inc. *	4,446	241,773
Kezar Life Sciences, Inc. *	11,013	183,036
Kforce, Inc.	5,878	434,796
Kiniksa Pharmaceuticals Ltd. Class A *	7,958	79,103
Kinnate Biopharma, Inc. *	7,255	81,691
Kodiak Sciences, Inc. *	9,520	73,494
Korn Ferry	15,691	1,018,974
Krispy Kreme, Inc.	24,452	363,112
Kronos Bio, Inc. *	11,060	79,964
Krystal Biotech, Inc. *	5,778	384,468
Kura Oncology, Inc. *	18,285	294,023
Kymera Therapeutics, Inc. *	9,877	417,995
Laird Superfood, Inc. *	2,454	8,859
Lancaster Colony Corp.	5,459	814,210
Landec Corp. *	7,169	83,017
Landos Biopharma, Inc. *	1,671	2,465
Lantheus Holdings, Inc. *	19,364	1,071,023
Laureate Education, Inc. Class A	28,545	338,258
LeMaitre Vascular, Inc.	5,430	252,332
Lexicon Pharmaceuticals, Inc. *	19,341	40,423
LHC Group, Inc. *	8,848	1,491,773
LifeStance Health Group, Inc. *	20,646	208,731
Ligand Pharmaceuticals, Inc. *	4,498	505,980
Limoneira Co.	4,261	62,551
Lineage Cell Therapeutics, Inc. *	34,550	53,207
LivaNova PLC *	15,503	1,268,610
LiveRamp Holdings, Inc. *	19,401	725,403
Lyell Immunopharma, Inc. *	42,605	215,155
MacroGenics, Inc. *	17,306	152,466
Madrigal Pharmaceuticals, Inc. *	3,465	339,986
Magenta Therapeutics, Inc. *	8,524	24,720
MannKind Corp. *	70,182	258,270
Marathon Digital Holdings, Inc. *	27,137	758,479
Marinus Pharmaceuticals, Inc. *	10,523	98,390
MaxCyte, Inc. *	27,277	190,666
Medifast, Inc.	3,401	580,823
MEDNAX, Inc. *	21,884	513,836
Medpace Holdings, Inc. *	8,396	1,373,502
MEI Pharma, Inc. *	29,730	17,912
MeiraGTx Holdings PLC *	8,487	117,545
Meridian Bioscience, Inc. *	12,491	324,266
Merit Medical Systems, Inc. *	14,591	970,593
Mersana Therapeutics, Inc. *	19,621	78,288
MGP Ingredients, Inc.	4,039	345,698
MiMedx Group, Inc. *	31,650	149,071
Mind Medicine MindMed, Inc. * (Canada)	103,086	114,425
Mirum Pharmaceuticals, Inc. *	1,842	40,561
Mission Produce, Inc. *	10,566	133,660
ModivCare, Inc. *	3,572	412,173
Molecular Templates, Inc. *	10,534	36,342
MoneyGram International, Inc. *	25,469	268,953
Monro, Inc.	9,540	423,004
Monte Rosa Therapeutics, Inc. *	8,298	116,338
Morphic Holding, Inc. *	5,907	237,166
Multiplan Corp. *	93,692	438,479
Mustang Bio, Inc. *	20,005	20,205
Myriad Genetics, Inc. *	23,130	582,876
NanoString Technologies, Inc. *	12,958	450,290
Nathan’s Famous, Inc.	809	43,824
National Beverage Corp.	6,752	293,712

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
National HealthCare Corp.	3,596	$252,547
National Research Corp.	3,989	158,164
Natural Grocers by Vitamin Cottage, Inc.	2,889	56,624
Nature’s Sunshine Products, Inc. *	3,409	57,339
Natus Medical, Inc. *	9,509	249,897
Neogen Corp. *	31,258	963,997
NeoGenomics, Inc. *	32,547	395,446
Neoleukin Therapeutics, Inc. *	10,032	18,860
Neuronetics, Inc. *	7,116	21,561
NeuroPace, Inc. *	1,984	16,289
Nevro Corp. *	9,945	719,322
NewAge, Inc. *	40,961	23,798
NexImmune, Inc. *	4,976	20,949
NGM Biopharmaceuticals, Inc. *	8,977	136,899
Nkarta, Inc. *	4,020	45,748
Nurix Therapeutics, Inc. *	8,923	125,011
Nuvalent, Inc. Class A *	3,019	41,934
NuVasive, Inc. *	14,892	844,376
Nuvation Bio, Inc. *	45,183	237,663
Ocugen, Inc. *	52,611	173,616
Ocular Therapeutix, Inc. *	22,034	109,068
Olema Pharmaceuticals, Inc. *	7,102	30,255
Omega Therapeutics, Inc. *	2,084	13,004
Omeros Corp. *	17,450	104,874
Omnicell, Inc. *	12,573	1,628,078
Oncocyte Corp. *	21,028	31,332
Oncorus, Inc. *	5,819	10,358
Oncternal Therapeutics, Inc. *	12,609	17,527
Ontrak, Inc. *	2,270	5,142
OPKO Health, Inc. *	114,128	392,600
Option Care Health, Inc. *	46,062	1,315,531
Oramed Pharmaceuticals, Inc. * (Israel)	8,713	75,367
OraSure Technologies, Inc. *	20,519	139,119
Organogenesis Holdings, Inc. *	19,948	152,004
ORIC Pharmaceuticals, Inc. *	9,723	51,921
Ortho Clinical Diagnostics Holdings PLC Class H *	34,236	638,844
Orthofix Medical, Inc. *	5,528	180,766
OrthoPediatrics Corp. *	3,900	210,561
Outlook Therapeutics, Inc. *	24,952	44,415
Owens & Minor, Inc.	21,349	939,783
Oyster Point Pharma, Inc. *	3,166	36,852
Pacific Biosciences of California, Inc. *	57,361	521,985
Pacira BioSciences, Inc. *	12,548	957,663
Paragon 28, Inc. *	2,577	43,139
Paratek Pharmaceuticals, Inc. *	15,652	46,486
Passage Bio, Inc. *	10,567	32,758
Patterson Cos., Inc.	24,360	788,533
PAVmed, Inc. *	18,752	24,753
Paya Holdings, Inc. *	23,425	137,270
Pennant Group, Inc. *	7,562	140,880
Perdoceo Education Corp. *	20,292	232,952
Performance Food Group Co. *	43,826	2,231,182
Personalis, Inc. *	10,144	83,079
PetIQ, Inc. *	7,522	183,537
Phathom Pharmaceuticals, Inc. *	5,770	78,530
Phibro Animal Health Corp. Class A	6,195	123,590
Pliant Therapeutics, Inc. *	7,159	50,185
PMV Pharmaceuticals, Inc. *	7,473	155,588
Portage Biotech, Inc. * (Canada)	1,027	6,747
Poseida Therapeutics, Inc. *	9,716	43,528
Praxis Precision Medicines, Inc. *	9,132	93,238
Precigen, Inc. *	27,023	57,019
Precision BioSciences, Inc. *	14,162	43,619
Prelude Therapeutics, Inc. *	2,960	20,424
Prestige Consumer Healthcare, Inc. *	14,398	762,230
Primo Water Corp.	45,215	644,314
Priority Technology Holdings, Inc. *	1,876	10,787
PROCEPT BioRobotics Corp. *	2,055	71,904
PROG Holdings, Inc. *	16,240	467,225
Progyny, Inc. *	18,977	975,418
Prometheus Biosciences, Inc. *	8,519	321,677

	Shares	Value
Protagonist Therapeutics, Inc. *	12,858	$304,477
Prothena Corp. PLC * (Ireland)	10,969	401,136
Provention Bio, Inc. *	15,006	109,844
PTC Therapeutics, Inc. *	19,965	744,894
Pulmonx Corp. *	7,505	186,199
Pulse Biosciences, Inc. *	3,997	19,425
Puma Biotechnology, Inc. *	7,977	22,974
Pyxis Oncology, Inc. *	3,218	13,001
Quanex Building Products Corp.	9,887	207,528
Quanterix Corp. *	8,792	256,638
Quotient Ltd. *	23,344	28,013
R1 RCM, Inc. *	34,153	913,934
Radius Health, Inc. *	13,669	120,697
RadNet, Inc. *	12,981	290,385
Rain Therapeutics, Inc. *	5,692	28,858
Rallybio Corp. *	2,029	14,162
Rapid Micro Biosystems, Inc. Class A *	2,253	15,298
RAPT Therapeutics, Inc. *	6,033	132,666
Reata Pharmaceuticals, Inc. Class A *	7,822	256,249
Recursion Pharmaceuticals, Inc. Class A *	32,761	234,569
REGENXBIO, Inc. *	11,538	382,946
Relay Therapeutics, Inc. *	19,888	595,248
Relmada Therapeutics, Inc. *	7,134	192,547
Remitly Global, Inc. *	3,489	34,436
Reneo Pharmaceuticals, Inc. *	1,797	5,283
Rent the Runway, Inc. Class A *	4,877	33,603
Rent-A-Center, Inc.	18,953	477,426
Repay Holdings Corp. *	24,901	367,788
Replimune Group, Inc. *	8,492	144,194
Resources Connection, Inc.	9,575	164,115
Retractable Technologies, Inc. *	4,733	22,482
Revance Therapeutics, Inc. *	20,177	393,451
Revlon, Inc. Class A *	2,081	16,794
REVOLUTION Medicines, Inc. *	16,922	431,680
Rhythm Pharmaceuticals, Inc. *	12,551	144,588
Rigel Pharmaceuticals, Inc. *	46,759	139,809
Riot Blockchain, Inc. *	30,882	653,772
Rocket Pharmaceuticals, Inc. *	11,935	189,289
Rubius Therapeutics, Inc. *	12,846	70,781
RxSight, Inc. *	2,393	29,625
Sana Biotechnology, Inc. *	24,818	204,997
Sanderson Farms, Inc.	5,902	1,106,566
Sangamo Therapeutics, Inc. *	34,012	197,610
Scholar Rock Holding Corp. *	7,882	101,599
SeaSpine Holdings Corp. *	9,545	116,067
Seelos Therapeutics, Inc. *	32,623	27,332
Seer, Inc. *	11,962	182,301
Select Medical Holdings Corp.	31,765	762,042
Selecta Biosciences, Inc. *	25,449	31,302
Seneca Foods Corp. Class A *	1,804	92,978
Sensei Biotherapeutics, Inc. *	5,891	13,608
Senseonics Holdings, Inc. *	124,245	244,763
Sera Prognostics, Inc. Class A *	1,360	5,154
Seres Therapeutics, Inc. *	19,829	141,182
Sesen Bio, Inc. *	56,861	34,270
Shattuck Labs, Inc. *	7,579	32,287
Shockwave Medical, Inc. *	9,803	2,032,750
ShotSpotter, Inc. *	2,409	66,777
SI-BONE, Inc. *	9,359	211,513
Sientra, Inc. *	16,528	36,692
SIGA Technologies, Inc. *	13,777	97,679
Sigilon Therapeutics, Inc. *	6,954	10,222
Silk Road Medical, Inc. *	9,751	402,619
Silverback Therapeutics, Inc. *	5,781	20,291
Simply Good Foods Co. *	24,476	928,864
Singular Genomics Systems, Inc. *	13,530	85,374
SOC Telemed, Inc. *	24,834	74,254
Solid Biosciences, Inc. *	16,988	20,386
Sorrento Therapeutics, Inc. *	88,758	206,806
SP Plus Corp. *	6,592	206,725
SpartanNash Co.	10,425	343,921
Spectrum Pharmaceuticals, Inc. *	41,785	53,903

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Spero Therapeutics, Inc. *	6,445	$56,072
SpringWorks Therapeutics, Inc. *	8,393	473,701
Sprouts Farmers Market, Inc. *	32,069	1,025,567
Spruce Biosciences, Inc. *	2,245	4,512
SQZ Biotechnologies Co. *	6,486	31,198
STAAR Surgical Co. *	13,609	1,087,495
Stereotaxis, Inc. *	14,266	53,212
Sterling Check Corp. *	4,712	124,538
Stoke Therapeutics, Inc. *	5,438	114,470
StoneMor, Inc. *	9,166	23,923
Strategic Education, Inc.	7,010	465,324
Stride, Inc. *	12,457	452,563
Summit Therapeutics, Inc. *	6,404	15,690
Supernus Pharmaceuticals, Inc. *	14,181	458,330
Surface Oncology, Inc. *	9,480	27,871
Surgery Partners, Inc. *	9,830	541,141
Surmodics, Inc. *	3,813	172,843
Sutro Biopharma, Inc. *	12,354	101,550
Syndax Pharmaceuticals, Inc. *	12,811	222,655
Syros Pharmaceuticals, Inc. *	14,784	17,593
Tactile Systems Technology, Inc. *	5,500	110,880
Talaris Therapeutics, Inc. *	6,058	59,611
Talis Biomedical Corp. *	3,692	5,206
Tarsus Pharmaceuticals, Inc. *	2,396	40,301
Tattooed Chef, Inc. *	13,324	167,616
Taysha Gene Therapies, Inc. *	6,343	41,356
TCR2 Therapeutics, Inc. *	8,686	23,973
Team, Inc. *	7,415	16,387
Tejon Ranch Co. *	5,981	109,213
Tenaya Therapeutics, Inc. *	8,212	96,737
Tenet Healthcare Corp. *	30,621	2,632,181
Terns Pharmaceuticals, Inc. *	4,910	14,583
Textainer Group Holdings Ltd. (China)	13,396	509,986
TG Therapeutics, Inc. *	36,847	350,415
TherapeuticsMD, Inc. *	99,017	37,626
Theravance Biopharma, Inc. *	17,054	163,036
Theseus Pharmaceuticals, Inc. *	3,326	38,349
Thorne HealthTech, Inc. *	4,618	29,370
Tivity Health, Inc. *	12,652	407,015
Tonix Pharmaceuticals Holding Corp. *	194,917	44,870
Tootsie Roll Industries, Inc.	4,517	157,899
Transcat, Inc. *	2,020	163,903
TransMedics Group, Inc. *	7,845	211,344
Travere Therapeutics, Inc. *	16,757	431,828
Treace Medical Concepts, Inc. *	8,549	161,662
TreeHouse Foods, Inc. *	14,948	482,222
Trevena, Inc. *	46,593	25,621
TriNet Group, Inc. *	11,787	1,159,369
Triton International Ltd. (Bermuda)	19,323	1,356,088
TrueBlue, Inc. *	9,939	287,138
Turning Point Brands, Inc.	4,262	144,951
Turning Point Therapeutics, Inc. *	13,218	354,903
Twist Bioscience Corp. *	15,898	785,043
Tyra Biosciences, Inc. *	3,456	36,979
Udemy, Inc. *	3,951	49,229
United Natural Foods, Inc. *	16,042	663,337
Universal Corp.	6,889	400,044
UroGen Pharma Ltd. *	6,194	53,950
US Physical Therapy, Inc.	3,642	362,197
USANA Health Sciences, Inc. *	3,409	270,845
Utah Medical Products, Inc.	985	88,512
Utz Brands, Inc.	18,038	266,602
Vanda Pharmaceuticals, Inc. *	16,014	181,118
Vapotherm, Inc. *	6,721	93,422
Varex Imaging Corp. *	11,020	234,616
Vaxart, Inc. *	34,034	171,531
Vaxcyte, Inc. *	11,324	273,475
VBI Vaccines, Inc. *	53,523	88,848
Vector Group Ltd.	41,294	497,180
Vectrus, Inc. *	3,277	117,513
Ventyx Biosciences, Inc. *	2,969	40,289
Vera Therapeutics, Inc. *	3,532	82,967

	Shares	Value
Veracyte, Inc. *	19,177	$528,710
Verastem, Inc. *	47,442	66,893
Vericel Corp. *	13,365	510,810
Verrica Pharmaceuticals, Inc. *	4,795	38,887
Veru, Inc. *	18,025	87,061
Verve Therapeutics, Inc. *	10,468	238,880
Viad Corp. *	5,741	204,609
Viemed Healthcare, Inc. *	10,177	50,681
ViewRay, Inc. *	39,648	155,420
Viking Therapeutics, Inc. *	20,890	62,670
Village Super Market, Inc. Class A	2,310	56,595
Vincerx Pharma, Inc. *	3,676	14,704
Vir Biotechnology, Inc. *	17,127	440,506
Viracta Therapeutics, Inc. *	10,329	49,166
VistaGen Therapeutics, Inc. *	54,507	67,589
Vita Coco Co., Inc. *	3,022	27,077
Vital Farms, Inc. *	7,129	88,114
Vivint Smart Home, Inc. *	26,106	176,477
Vor BioPharma, Inc. *	5,349	32,308
WaVe Life Sciences Ltd. *	10,667	21,334
WD-40 Co.	3,884	711,665
Weis Markets, Inc.	4,687	334,746
Werewolf Therapeutics, Inc. *	7,506	33,026
Whole Earth Brands, Inc. *	10,648	76,240
Willdan Group, Inc. *	3,203	98,300
WillScot Mobile Mini Holdings Corp. *	59,902	2,343,965
WW International, Inc. *	15,006	153,511
XBiotech, Inc.	4,377	37,817
Xencor, Inc. *	16,252	433,603
Xilio Therapeutics, Inc. *	2,256	15,950
XOMA Corp. *	1,731	48,433
Y-mAbs Therapeutics, Inc. *	9,957	118,289
Zentalis Pharmaceuticals, Inc. *	10,857	500,942
Zevia PBC Class A *	2,892	13,216
Zynex, Inc.	6,493	40,451

		183,713,581

Energy - 6.6%
Advent Technologies Holdings, Inc. *	4,865	11,287
Aemetis, Inc. *	8,050	101,994
Alto Ingredients, Inc. *	20,377	138,971
Antero Resources Corp. *	82,461	2,517,534
Arch Resources, Inc.	4,346	597,054
Archrock, Inc.	39,026	360,210
Array Technologies, Inc. *	36,718	413,812
Beam Global *	2,505	51,227
Berry Corp.	19,169	197,824
Brigham Minerals, Inc. Class A	12,418	317,280
Bristow Group, Inc. *	6,668	247,249
California Resources Corp.	23,781	1,063,724
Callon Petroleum Co. *	13,892	820,739
Centennial Resource Development, Inc. Class A *	55,524	448,079
ChampionX Corp. *	58,605	1,434,650
Chesapeake Energy Corp.	30,249	2,631,663
Civitas Resources, Inc.	12,356	737,777
Cleanspark, Inc. *	9,327	115,375
CNX Resources Corp. *	57,775	1,197,098
Comstock Resources, Inc. *	26,094	340,527
CONSOL Energy, Inc. *	9,722	365,839
Crescent Energy, Inc. Class A	8,370	145,136
CVR Energy, Inc.	8,849	226,003
Delek US Holdings, Inc. *	18,860	400,209
Denbury, Inc. *	14,342	1,126,851
DMC Global, Inc. *	5,294	161,467
Dril-Quip, Inc. *	9,899	369,728
Earthstone Energy, Inc. Class A *	7,279	91,934
Eos Energy Enterprises, Inc. *	12,115	50,641
Equitrans Midstream Corp.	119,325	1,007,103
Expro Group Holdings NV *	13,212	234,909
Falcon Minerals Corp.	10,587	71,356

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
FuelCell Energy, Inc. *	105,100	$605,376
FutureFuel Corp.	7,097	69,054
Gevo, Inc. *	64,591	302,286
Golar LNG Ltd. * (Bermuda)	29,558	732,447
Green Plains, Inc. *	10,265	318,318
Helix Energy Solutions Group, Inc. *	42,053	201,013
Helmerich & Payne, Inc.	29,579	1,265,390
HighPeak Energy, Inc.	1,433	31,813
Infrastructure & Energy Alternatives, Inc. *	8,306	98,426
Kinetik Holdings, Inc. Class A	929	60,394
Kosmos Energy Ltd. * (Ghana)	128,185	921,650
Laredo Petroleum, Inc. *	3,585	283,717
Liberty Oilfield Services, Inc. Class A *	26,878	398,332
Magnolia Oil & Gas Corp. Class A	41,446	980,198
Matador Resources Co.	31,906	1,690,380
Matrix Service Co. *	7,534	61,929
MRC Global, Inc. *	24,578	292,724
Murphy Oil Corp.	42,096	1,700,257
Nabors Industries Ltd. *	2,132	325,599
National Energy Services Reunited Corp. *	10,489	88,108
Newpark Resources, Inc. *	29,709	108,735
NexTier Oilfield Solutions, Inc. *	49,722	459,431
Northern Oil & Gas, Inc.	17,557	494,932
NOW, Inc. *	31,691	349,552
Oasis Petroleum, Inc. *	5,638	824,839
Oceaneering International, Inc. *	28,633	434,076
Oil States International, Inc. *	17,196	119,512
Ovintiv, Inc.	75,308	4,071,904
Par Pacific Holdings, Inc. *	12,718	165,588
Patterson-UTI Energy, Inc.	53,155	822,839
PBF Energy, Inc. Class A *	27,692	674,854
PDC Energy, Inc.	28,232	2,051,902
Peabody Energy Corp. *	25,582	627,526
ProPetro Holding Corp. *	24,544	341,898
Range Resources Corp. *	68,525	2,081,790
Ranger Oil Corp. Class A *	6,011	207,560
Renewable Energy Group, Inc. *	12,728	771,953
REX American Resources Corp. *	1,509	150,296
Riley Exploration Permian, Inc.	3,039	76,218
RPC, Inc. *	19,550	208,599
Select Energy Services, Inc. Class A *	17,733	151,972
SM Energy Co.	34,677	1,350,669
Solaris Oilfield Infrastructure, Inc. Class A	8,990	101,497
Southwestern Energy Co. *	291,931	2,093,145
Stem, Inc. *	32,412	356,856
SunCoke Energy, Inc.	25,112	223,748
Sunnova Energy International, Inc. *	24,740	570,504
SunPower Corp. *	22,993	493,890
Talos Energy, Inc. *	10,506	165,890
Tellurian, Inc. *	109,283	579,200
TETRA Technologies, Inc. *	34,967	143,714
Tidewater, Inc. *	12,502	271,794
TPI Composites, Inc. *	10,178	143,103
US Silica Holdings, Inc. *	20,929	390,535
W&T Offshore, Inc. *	28,811	110,058
Warrior Met Coal, Inc.	14,996	556,502
Whiting Petroleum Corp.	11,324	923,019

		52,092,761

Financial - 23.3%
1st Source Corp.	4,863	224,914
Acadia Realty Trust REIT	24,153	523,396
AFC Gamma, Inc. REIT	4,115	78,679
Agree Realty Corp. REIT	20,210	1,341,136
Alerus Financial Corp.	4,370	120,787
Alexander & Baldwin, Inc. REIT *	20,832	483,094
Alexander’s, Inc. REIT	603	154,507
Allegiance Bancshares, Inc.	5,414	241,898
Amalgamated Financial Corp.	4,599	82,644
Ambac Financial Group, Inc. *	13,080	136,032
Amerant Bancorp, Inc.	7,762	245,202

	Shares	Value
American Assets Trust, Inc. REIT	14,357	$543,987
American Equity Investment Life Holding Co.	23,783	949,180
American National Bankshares, Inc.	3,137	118,202
American National Group, Inc.	2,143	405,220
Ameris Bancorp	19,119	838,942
AMERISAFE, Inc.	5,948	295,437
Angel Oak Mortgage, Inc. REIT	2,048	33,608
Apartment Investment & Management Co. Class A REIT *	45,613	333,887
Apollo Commercial Real Estate Finance, Inc. REIT	39,891	555,682
Apple Hospitality REIT, Inc.	61,639	1,107,653
Arbor Realty Trust, Inc. REIT	40,834	696,628
Ares Commercial Real Estate Corp. REIT	12,379	192,122
Argo Group International Holdings Ltd.	9,114	376,226
Armada Hoffler Properties, Inc. REIT	17,038	248,755
ARMOUR Residential REIT, Inc.	26,438	222,079
Arrow Financial Corp.	4,267	138,336
Artisan Partners Asset Management, Inc. Class A	16,828	662,182
Ashford Hospitality Trust, Inc. REIT *	4,900	49,980
AssetMark Financial Holdings, Inc. *	5,232	116,412
Associated Banc-Corp.	42,716	972,216
Associated Capital Group, Inc. Class A	507	21,248
Atlantic Union Bankshares Corp.	22,038	808,574
Atlanticus Holdings Corp. *	1,514	78,410
Axos Financial, Inc. *	16,403	760,935
B. Riley Financial, Inc.	5,814	406,747
Banc of California, Inc.	15,756	305,036
BancFirst Corp.	4,937	410,808
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	8,812	137,291
Bancorp, Inc. *	14,910	422,400
Bank First Corp.	1,891	136,133
Bank of Marin Bancorp	4,597	161,217
Bank of NT Butterfield & Son Ltd. (Bermuda)	15,059	540,317
BankUnited, Inc.	24,265	1,066,689
Banner Corp.	9,882	578,393
Bar Harbor Bankshares	4,199	120,175
Berkshire Hills Bancorp, Inc.	13,431	389,096
BGC Partners, Inc. Class A	89,919	395,644
Blackstone Mortgage Trust, Inc. Class A REIT	44,721	1,421,681
Blucora, Inc. *	14,156	276,750
Blue Foundry Bancorp *	7,901	107,059
Blue Ridge Bankshares, Inc.	4,942	74,970
Braemar Hotels & Resorts, Inc. REIT	15,158	93,676
Brandywine Realty Trust REIT	48,359	683,796
Bridgewater Bancshares, Inc. *	6,000	100,080
Brightsphere Investment Group, Inc.	9,282	225,088
BrightSpire Capital, Inc. REIT	23,802	220,168
Broadmark Realty Capital, Inc. REIT	36,929	319,436
Broadstone Net Lease, Inc. REIT	45,914	1,000,007
Brookline Bancorp, Inc.	21,880	346,142
BRP Group, Inc. Class A *	13,456	361,024
BRT Apartments Corp. REIT	2,962	70,999
Business First Bancshares, Inc.	5,439	132,331
Byline Bancorp, Inc.	7,865	209,838
Cadence Bank	46,120	1,349,471
Cambridge Bancorp	1,939	164,815
Camden National Corp.	4,199	197,521
Cannae Holdings, Inc. *	24,364	582,787
Capital Bancorp, Inc.	2,234	51,069
Capital City Bank Group, Inc.	3,827	100,880
Capitol Federal Financial, Inc.	37,360	406,477
Capstar Financial Holdings, Inc.	5,885	124,056
CareTrust REIT, Inc.	27,746	535,498
Carter Bankshares, Inc. *	7,373	128,069
CatchMark Timber Trust, Inc. Class A REIT	15,295	125,419
Cathay General Bancorp	20,891	934,872
CBTX, Inc.	5,628	174,468
Centerspace REIT	4,041	396,503
Central Pacific Financial Corp.	8,007	223,395

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Chatham Lodging Trust REIT *	13,379	$184,496
Chimera Investment Corp. REIT	69,098	831,940
Citizens & Northern Corp.	5,383	131,238
Citizens, Inc. *	14,348	60,836
City Holding Co.	4,243	333,924
City Office REIT, Inc.	12,171	214,940
Civista Bancshares, Inc.	4,668	112,499
Clipper Realty, Inc. REIT	3,507	31,808
CNB Financial Corp.	4,622	121,651
CNO Financial Group, Inc.	34,515	865,981
Coastal Financial Corp. *	2,644	120,963
Cohen & Steers, Inc.	7,149	614,028
Columbia Banking System, Inc.	20,291	654,791
Columbia Financial, Inc. *	11,441	246,096
Community Bank System, Inc.	15,097	1,059,055
Community Healthcare Trust, Inc. REIT	6,789	286,564
Community Trust Bancorp, Inc.	5,151	212,221
ConnectOne Bancorp, Inc.	10,724	343,275
Corporate Office Properties Trust REIT	32,478	926,922
Cowen, Inc. Class A	7,500	203,250
Crawford & Co. Class A	4,680	35,381
CrossFirst Bankshares, Inc. *	13,443	211,862
CTO Realty Growth, Inc. REIT	1,609	106,709
Curo Group Holdings Corp.	5,819	75,938
Cushman & Wakefield PLC *	40,611	832,932
Customers Bancorp, Inc. *	8,592	447,987
CVB Financial Corp.	37,158	862,437
Diamond Hill Investment Group, Inc.	863	161,640
DiamondRock Hospitality Co. REIT *	60,135	607,363
DigitalBridge Group, Inc. REIT *	141,161	1,016,359
Dime Community Bancshares, Inc.	10,003	345,804
Diversified Healthcare Trust REIT	70,553	225,770
Donegal Group, Inc. Class A	4,250	56,992
Douglas Elliman, Inc.	20,647	150,723
Dynex Capital, Inc. REIT	9,431	152,782
Eagle Bancorp, Inc.	9,014	513,888
Easterly Government Properties, Inc. REIT	25,497	539,007
Eastern Bankshares, Inc.	49,385	1,063,753
EastGroup Properties, Inc. REIT	11,586	2,355,202
eHealth, Inc. *	6,957	86,336
Ellington Financial, Inc. REIT	15,146	268,841
Empire State Realty Trust, Inc. Class A REIT	40,751	400,175
Employers Holdings, Inc.	7,931	325,330
Encore Capital Group, Inc. *	7,097	445,195
Enova International, Inc. *	10,578	401,647
Enstar Group Ltd. *	3,569	932,044
Enterprise Bancorp, Inc.	2,665	106,920
Enterprise Financial Services Corp.	9,960	471,208
Equity Bancshares, Inc. Class A	4,136	133,634
Equity Commonwealth REIT *	31,255	881,704
Essent Group Ltd.	31,493	1,297,827
Essential Properties Realty Trust, Inc. REIT	35,037	886,436
eXp World Holdings, Inc.	18,044	381,991
EZCORP, Inc. Class A *	14,170	85,587
Farmers National Banc Corp.	8,886	151,595
Farmland Partners, Inc. REIT	8,355	114,881
Fathom Holdings, Inc. *	1,503	16,082
FB Financial Corp.	9,570	425,099
Federal Agricultural Mortgage Corp. Class C	2,634	285,736
Federated Hermes, Inc.	27,196	926,296
Fidelity D&D Bancorp, Inc.	1,153	53,534
Finance Of America Cos., Inc. Class A *	5,255	15,975
Financial Institutions, Inc.	4,452	134,139
First BanCorp	65,622	1,143,736
First Bancorp, Inc.	3,166	95,233
First Bancshares, Inc.	5,977	201,186
First Bank	4,430	62,995
First Busey Corp.	14,444	366,011
First Commonwealth Financial Corp.	26,911	407,971
First Community Bankshares, Inc.	4,892	138,003
First Financial Bancorp	26,285	605,869
First Financial Bankshares, Inc.	37,847	1,669,810

	Shares	Value
First Financial Corp.	3,939	$170,480
First Foundation, Inc.	14,379	349,266
First Internet Bancorp	2,673	114,966
First Interstate BancSystem, Inc. Class A	25,768	947,489
First Merchants Corp.	15,424	641,638
First Mid Bancshares, Inc.	5,363	206,422
First of Long Island Corp.	6,523	126,938
Five Star Bancorp	3,543	100,267
Flagstar Bancorp, Inc.	14,512	615,309
Flushing Financial Corp.	9,378	209,598
Flywire Corp. *	16,145	493,714
Focus Financial Partners, Inc. Class A *	18,677	854,286
Four Corners Property Trust, Inc. REIT	21,874	591,473
Franklin BSP Realty Trust, Inc. REIT	9,339	130,559
Franklin Street Properties Corp. REIT	29,405	173,489
FRP Holdings, Inc. *	1,863	107,681
FS Bancorp, Inc.	2,110	65,410
Fulton Financial Corp.	46,903	779,528
GAMCO Investors, Inc. Class A	1,445	31,949
GCM Grosvenor, Inc. Class A	11,898	115,530
Genworth Financial, Inc. Class A *	144,484	546,150
GEO Group, Inc. REIT *	33,214	219,545
German American Bancorp, Inc.	7,675	291,573
Getty Realty Corp. REIT	11,737	335,913
Glacier Bancorp, Inc.	32,092	1,613,586
Gladstone Commercial Corp. REIT	10,476	230,682
Gladstone Land Corp. REIT	9,396	342,202
Global Medical REIT, Inc.	17,213	280,916
Global Net Lease, Inc. REIT	31,412	494,111
Goosehead Insurance, Inc. Class A	5,407	424,828
Granite Point Mortgage Trust, Inc. REIT	15,191	168,924
Great Ajax Corp. REIT	6,166	72,327
Great Southern Bancorp, Inc.	3,044	179,626
Greenhill & Co., Inc.	3,810	58,941
Greenlight Capital Re Ltd. Class A *	8,495	60,060
Guaranty Bancshares, Inc.	2,295	80,325
Hamilton Lane, Inc. Class A	10,208	788,976
Hancock Whitney Corp.	25,179	1,313,085
Hanmi Financial Corp.	8,694	213,959
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	22,273	1,056,408
HarborOne Bancorp, Inc.	15,117	211,940
HBT Financial, Inc.	2,753	50,050
HCI Group, Inc.	1,614	110,043
Healthcare Realty Trust, Inc. REIT	42,964	1,180,651
Heartland Financial USA, Inc.	12,178	582,474
Heritage Commerce Corp.	16,489	185,501
Heritage Financial Corp.	9,909	248,320
Heritage Insurance Holdings, Inc.	6,984	49,866
Hersha Hospitality Trust REIT *	9,820	89,166
Hilltop Holdings, Inc.	17,597	517,352
Hingham Institution For Savings	413	141,742
Home Bancorp, Inc.	2,196	89,575
Home BancShares, Inc.	44,826	1,013,068
Home Point Capital, Inc.	1,960	6,096
HomeStreet, Inc.	5,306	251,398
HomeTrust Bancshares, Inc.	4,252	125,562
Hope Bancorp, Inc.	33,493	538,567
Horace Mann Educators Corp.	11,891	497,401
Horizon Bancorp, Inc.	12,595	235,149
Houlihan Lokey, Inc.	14,761	1,296,016
Independence Realty Trust, Inc. REIT	63,479	1,678,385
Independent Bank Corp.	12,955	1,058,294
Independent Bank Corp. MI	5,801	127,622
Independent Bank Group, Inc.	10,821	770,022
Indus Realty Trust, Inc. REIT	1,630	119,137
Industrial Logistics Properties Trust REIT	18,680	423,476
Innovative Industrial Properties, Inc. REIT	6,892	1,415,617
International Bancshares Corp.	15,447	652,018
International Money Express, Inc. *	9,016	185,820
Invesco Mortgage Capital, Inc. REIT	92,730	211,424
Investors Bancorp, Inc.	65,773	981,991

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Investors Title Co.	373	$75,797
iStar, Inc. REIT	19,534	457,291
James River Group Holdings Ltd.	9,238	228,548
Kearny Financial Corp.	19,287	248,417
Kennedy-Wilson Holdings, Inc.	33,778	823,845
Kinsale Capital Group, Inc.	6,222	1,418,740
Kite Realty Group Trust REIT	61,707	1,405,068
KKR Real Estate Finance Trust, Inc. REIT	10,731	221,166
Ladder Capital Corp. REIT	32,671	387,805
Lakeland Bancorp, Inc.	18,972	316,832
Lakeland Financial Corp.	7,015	512,095
Legacy Housing Corp. *	2,286	49,058
LendingClub Corp. *	28,128	443,860
LendingTree, Inc. *	3,341	399,817
Live Oak Bancshares, Inc.	9,584	487,730
LTC Properties, Inc. REIT	11,094	426,786
Luther Burbank Corp.	4,448	59,114
LXP Industrial Trust REIT	80,357	1,261,605
Macatawa Bank Corp.	7,514	67,701
Macerich Co. REIT	62,334	974,904
Maiden Holdings Ltd. *	19,807	47,735
Marcus & Millichap, Inc.	6,765	356,380
MBIA, Inc. *	13,661	210,243
McGrath RentCorp	6,943	590,016
Mercantile Bank Corp.	4,707	166,722
Merchants Bancorp	4,198	114,941
Meta Financial Group, Inc.	8,465	464,898
Metrocity Bankshares, Inc.	5,458	128,154
MetroMile, Inc. *	29,682	39,180
Metropolitan Bank Holding Corp. *	2,787	283,633
MFA Financial, Inc. REIT	127,274	512,914
Mid Penn Bancorp, Inc.	4,078	109,331
Midland States Bancorp, Inc.	6,493	187,388
MidWestOne Financial Group, Inc.	4,126	136,571
Moelis & Co. Class A	17,934	842,001
Mr Cooper Group, Inc. *	17,773	811,693
MVB Financial Corp.	2,897	120,225
National Bank Holdings Corp. Class A	8,265	332,914
National Health Investors, Inc. REIT	12,579	742,287
National Storage Affiliates Trust REIT	23,594	1,480,759
National Western Life Group, Inc. Class A	737	155,065
Navient Corp.	43,433	740,098
NBT Bancorp, Inc.	12,023	434,391
Necessity Retail REIT, Inc. REIT	37,120	293,619
Nelnet, Inc. Class A	4,837	411,097
NETSTREIT Corp. REIT	11,308	253,752
New York Mortgage Trust, Inc. REIT	109,150	398,397
Newmark Group, Inc. Class A	48,291	768,793
NexPoint Residential Trust, Inc. REIT	6,398	577,803
NI Holdings, Inc. *	2,437	41,332
Nicolet Bankshares, Inc. *	3,596	336,478
NMI Holdings, Inc. Class A *	24,198	498,963
Northfield Bancorp, Inc.	13,038	187,226
Northrim BanCorp, Inc.	1,861	81,084
Northwest Bancshares, Inc.	34,938	472,012
OceanFirst Financial Corp.	18,061	363,026
Ocwen Financial Corp. *	2,328	55,313
Office Properties Income Trust REIT	13,833	355,923
OFG Bancorp	13,830	368,431
Old National Bancorp	84,570	1,385,257
Old Second Bancorp, Inc.	7,898	114,600
One Liberty Properties, Inc. REIT	4,590	141,326
Oportun Financial Corp. *	5,980	85,873
Oppenheimer Holdings, Inc. Class A	2,666	116,184
Orchid Island Capital, Inc. REIT	42,462	138,001
Origin Bancorp, Inc.	6,361	269,007
Orrstown Financial Services, Inc.	3,134	71,863
Outfront Media, Inc. REIT	42,609	1,211,374
Pacific Premier Bancorp, Inc.	24,843	878,200
Palomar Holdings, Inc. *	7,064	452,025
Paramount Group, Inc. REIT	53,674	585,583
Park National Corp.	4,138	543,650

	Shares	Value
PCSB Financial Corp.	3,875	$74,051
Peapack-Gladstone Financial Corp.	5,150	178,962
Pebblebrook Hotel Trust REIT	37,947	928,943
PennyMac Financial Services, Inc.	8,881	472,469
PennyMac Mortgage Investment Trust REIT	28,173	475,842
Peoples Bancorp, Inc.	8,089	253,267
Peoples Financial Services Corp.	1,981	100,001
Phillips Edison & Co., Inc. REIT	32,778	1,127,235
Physicians Realty Trust REIT	64,300	1,127,822
Piedmont Office Realty Trust, Inc. Class A REIT	35,655	613,979
Pioneer Bancorp, Inc. *	3,302	34,737
Piper Sandler Cos.	5,030	660,187
PJT Partners, Inc. Class A	6,739	425,366
Plymouth Industrial REIT, Inc. REIT	9,485	257,043
Postal Realty Trust, Inc. Class A REIT	3,434	57,760
PotlatchDeltic Corp. REIT	19,185	1,011,625
PRA Group, Inc. *	12,293	554,168
Preferred Apartment Communities, Inc. REIT	14,836	370,010
Preferred Bank	2,829	209,601
Premier Financial Corp.	10,366	314,401
Primis Financial Corp.	6,934	96,937
ProAssurance Corp.	15,153	407,313
Provident Bancorp, Inc.	4,605	74,693
Provident Financial Services, Inc.	21,400	500,760
PS Business Parks, Inc. REIT	5,895	990,832
Pzena Investment Management, Inc. Class A	4,574	36,683
QCR Holdings, Inc.	4,424	250,354
Radian Group, Inc.	52,601	1,168,268
Radius Global Infrastructure, Inc. Class A *	20,670	295,168
Rafael Holdings, Inc. Class B *	2,908	7,299
RBB Bancorp	4,055	95,252
RE/MAX Holdings, Inc. Class A	5,257	145,777
Ready Capital Corp. REIT	18,786	282,917
Realogy Holdings Corp. *	33,116	519,259
Red River Bancshares, Inc.	1,395	73,809
Redfin Corp. *	30,240	545,530
Redwood Trust, Inc. REIT	32,496	342,183
Regional Management Corp.	2,179	105,834
Renasant Corp.	15,745	526,670
Republic Bancorp, Inc. Class A	2,670	119,990
Republic First Bancorp, Inc. *	12,170	62,797
Retail Opportunity Investments Corp. REIT	34,177	662,692
Retail Value, Inc. REIT	5,292	16,194
RLI Corp.	11,496	1,271,802
RLJ Lodging Trust REIT	47,553	669,546
RMR Group, Inc. Class A	4,232	131,615
RPT Realty REIT	23,181	319,202
Ryman Hospitality Properties, Inc. REIT *	15,638	1,450,737
S&T Bancorp, Inc.	10,345	306,005
Sabra Health Care REIT, Inc.	66,062	983,663
Safehold, Inc. REIT	5,907	327,543
Safety Insurance Group, Inc.	4,081	370,759
Sandy Spring Bancorp, Inc.	12,717	571,248
Saul Centers, Inc. REIT	3,363	177,230
Sculptor Capital Management, Inc.	6,599	91,924
Seacoast Banking Corp. of Florida	14,801	518,331
Selective Insurance Group, Inc.	17,199	1,536,903
Selectquote, Inc. *	38,528	107,493
Seritage Growth Properties REIT *	10,617	134,411
Service Properties Trust REIT	46,769	412,970
ServisFirst Bancshares, Inc.	14,555	1,386,946
Sierra Bancorp	4,016	100,320
Silvergate Capital Corp. Class A *	7,823	1,177,909
Simmons First National Corp. Class A	30,519	800,208
SiriusPoint Ltd. * (Bermuda)	26,349	197,091
SITE Centers Corp. REIT	49,817	832,442
SmartFinancial, Inc.	3,979	101,783
South Plains Financial, Inc.	2,964	78,783
Southern First Bancshares, Inc. *	2,115	107,527
Southern Missouri Bancorp, Inc.	2,222	110,989
Southside Bancshares, Inc.	8,880	362,570

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
SouthState Corp.	22,300	$1,819,457
Spirit of Texas Bancshares, Inc.	3,800	99,864
St. Joe Co.	9,580	567,519
STAG Industrial, Inc. REIT	50,860	2,103,061
StepStone Group, Inc. Class A	13,116	433,615
Stewart Information Services Corp.	7,525	456,090
Stock Yards Bancorp, Inc.	7,367	389,714
StoneX Group, Inc. *	4,838	359,125
Summit Financial Group, Inc.	3,486	89,207
Summit Hotel Properties, Inc. REIT *	29,249	291,320
Sunstone Hotel Investors, Inc. REIT *	62,597	737,393
Tanger Factory Outlet Centers, Inc. REIT	29,411	505,575
Terreno Realty Corp. REIT	21,377	1,582,967
Texas Capital Bancshares, Inc. *	14,784	847,271
Third Coast Bancshares, Inc. *	1,280	29,568
Tiptree, Inc.	6,469	83,127
Tompkins Financial Corp.	4,372	342,196
Towne Bank	19,294	577,662
TPG RE Finance Trust, Inc. REIT	17,399	205,482
Trean Insurance Group, Inc. *	6,132	28,759
TriCo Bancshares	8,508	340,575
TriState Capital Holdings, Inc. *	8,384	278,600
Triumph Bancorp, Inc. *	6,691	629,088
Trupanion, Inc. *	10,855	967,398
TrustCo Bank Corp.	5,333	170,283
Trustmark Corp.	17,529	532,706
Two Harbors Investment Corp. REIT	97,821	540,950
UMB Financial Corp.	12,450	1,209,642
UMH Properties, Inc. REIT	12,446	306,047
United Bankshares, Inc.	37,893	1,321,708
United Community Banks, Inc.	28,350	986,580
United Fire Group, Inc.	5,938	184,494
United Insurance Holdings Corp.	4,752	15,729
Uniti Group, Inc. REIT	55,897	769,143
Universal Health Realty Income Trust REIT	3,773	220,230
Universal Insurance Holdings, Inc.	7,707	103,967
Univest Financial Corp.	8,474	226,764
Urban Edge Properties REIT	33,290	635,839
Urstadt Biddle Properties, Inc. Class A REIT	8,393	157,872
Valley National Bancorp	116,081	1,511,375
Velocity Financial, Inc. *	2,465	26,967
Veris Residential, Inc. REIT *	25,252	439,132
Veritex Holdings, Inc.	13,677	522,051
Virtus Investment Partners, Inc.	2,080	499,179
Walker & Dunlop, Inc.	8,546	1,106,023
Washington Federal, Inc.	19,338	634,673
Washington Real Estate Investment Trust REIT	24,344	620,772
Washington Trust Bancorp, Inc.	5,346	280,665
Waterstone Financial, Inc.	7,343	142,014
WesBanco, Inc.	17,368	596,764
West BanCorp, Inc.	4,532	123,316
Westamerica BanCorp	7,345	444,372
Whitestone REIT	14,017	185,725
WisdomTree Investments, Inc.	37,968	222,872
World Acceptance Corp. *	1,229	235,771
WSFS Financial Corp.	18,512	863,029
Xenia Hotels & Resorts, Inc. REIT *	32,760	631,940

		184,422,153

Industrial - 12.6%
908 Devices, Inc. *	5,585	106,171
AAON, Inc.	12,056	671,881
AAR Corp. *	9,691	469,335
Advanced Energy Industries, Inc.	10,726	923,294
Aerojet Rocketdyne Holdings, Inc. *	21,887	861,253
AeroVironment, Inc. *	6,462	608,333
AerSale Corp. *	2,598	40,841
AgEagle Aerial Systems, Inc. *	19,016	22,629
Air Transport Services Group, Inc. *	16,966	567,513
Akoustis Technologies, Inc. *	13,687	88,965

	Shares	Value
Alamo Group, Inc.	2,859	$411,096
Albany International Corp. Class A	8,847	745,979
Allied Motion Technologies, Inc.	3,217	95,995
Altra Industrial Motion Corp.	18,628	725,188
American Outdoor Brands, Inc. *	3,717	48,804
American Superconductor Corp. *	7,767	59,107
American Woodmark Corp. *	4,825	236,184
AMMO, Inc. *	24,273	116,510
Apogee Enterprises, Inc.	7,274	345,224
Applied Industrial Technologies, Inc.	10,919	1,120,945
ArcBest Corp.	7,243	583,061
Arcosa, Inc.	13,930	797,492
Argan, Inc.	4,303	174,659
Astec Industries, Inc.	6,565	282,295
Astronics Corp. *	6,683	86,411
Atkore, Inc. *	12,887	1,268,596
Atlas Air Worldwide Holdings, Inc. *	8,204	708,579
Atlas Technical Consultants, Inc. *	4,015	48,341
AZZ, Inc.	7,150	344,916
Babcock & Wilcox Enterprises, Inc. *	15,816	129,059
Badger Meter, Inc.	8,396	837,165
Barnes Group, Inc.	13,611	547,026
Belden, Inc.	12,719	704,633
Benchmark Electronics, Inc.	10,090	252,654
Blink Charging Co. *	10,403	275,263
Bloom Energy Corp. Class A *	40,597	980,418
Boise Cascade Co.	11,323	786,609
Brady Corp. Class A	13,442	621,961
Byrna Technologies, Inc. *	5,198	42,468
Cactus, Inc. Class A	15,691	890,307
Cadre Holdings, Inc.	1,583	38,878
Caesarstone Ltd.	6,257	65,824
Casella Waste Systems, Inc. Class A *	13,986	1,225,873
CECO Environmental Corp. *	8,846	48,565
Centrus Energy Corp. Class A *	2,692	90,720
Chart Industries, Inc. *	10,524	1,807,707
Chase Corp.	2,138	185,814
CIRCOR International, Inc. *	5,191	138,184
Columbus McKinnon Corp.	8,002	339,285
Comfort Systems USA, Inc.	10,136	902,205
Comtech Telecommunications Corp.	7,330	115,008
Concrete Pumping Holdings, Inc. *	7,352	49,258
Construction Partners, Inc. Class A *	11,438	299,447
Cornerstone Building Brands, Inc. *	15,740	382,797
Costamare, Inc. (Monaco)	15,174	258,717
Covenant Logistics Group, Inc.	3,693	79,510
CryoPort, Inc. *	11,529	402,477
CSW Industrials, Inc.	4,268	501,874
CTS Corp.	9,096	321,453
Daseke, Inc. *	11,415	114,949
DHT Holdings, Inc.	41,257	239,291
Dorian LPG Ltd.	8,850	128,236
Ducommun, Inc. *	3,342	175,087
DXP Enterprises, Inc. *	5,124	138,809
Dycom Industries, Inc. *	8,614	820,570
Eagle Bulk Shipping, Inc.	2,568	174,906
Eastman Kodak Co. *	12,784	83,735
EMCOR Group, Inc.	15,312	1,724,591
Encore Wire Corp.	5,615	640,503
Energizer Holdings, Inc.	19,570	601,973
Energy Recovery, Inc. *	11,987	241,418
Enerpac Tool Group Corp.	17,217	376,880
EnerSys	11,905	887,756
EnPro Industries, Inc.	5,935	580,028
ESCO Technologies, Inc.	7,353	514,122
Evoqua Water Technologies Corp. *	33,439	1,570,964
Exponent, Inc.	15,023	1,623,235
Fabrinet * (Thailand)	10,742	1,129,306
FARO Technologies, Inc. *	5,229	271,490
Federal Signal Corp.	17,324	584,685
Fluidigm Corp. *	23,041	82,717
Fluor Corp. *	41,160	1,180,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Forward Air Corp.	7,626	$745,670
Franklin Electric Co., Inc.	13,182	1,094,633
Frontline Ltd. * (Norway)	33,675	296,340
GATX Corp.	10,040	1,238,233
Genco Shipping & Trading Ltd.	9,153	216,194
Gibraltar Industries, Inc. *	9,432	405,104
GoPro, Inc. Class A *	36,282	309,485
Gorman-Rupp Co.	6,529	234,261
GrafTech International Ltd.	56,998	548,321
Granite Construction, Inc.	13,154	431,451
Great Lakes Dredge & Dock Corp. *	18,984	266,346
Greenbrier Cos., Inc.	9,227	475,283
Greif, Inc. Class A	7,415	482,420
Greif, Inc. Class B	1,705	108,711
Griffon Corp.	13,361	267,621
Harsco Corp. *	22,315	273,136
Haynes International, Inc.	3,593	153,062
Heartland Express, Inc.	13,594	191,268
Helios Technologies, Inc.	9,192	737,658
Heritage-Crystal Clean, Inc. *	4,452	131,824
Hillenbrand, Inc.	20,742	916,174
Hub Group, Inc. Class A *	9,517	734,808
Hydrofarm Holdings Group, Inc. *	11,190	169,528
Hyster-Yale Materials Handling, Inc.	2,847	94,549
Ichor Holdings Ltd. *	7,973	283,998
Identiv, Inc. *	5,886	95,177
IES Holdings, Inc. *	2,461	98,932
II-VI, Inc. *	30,593	2,217,687
INNOVATE Corp. *	12,525	46,217
Insteel Industries, Inc.	5,299	196,010
International Seaways, Inc.	13,218	238,453
Iteris, Inc. *	12,175	36,281
Itron, Inc. *	13,341	702,804
JELD-WEN Holding, Inc. *	26,010	527,483
John Bean Technologies Corp.	9,133	1,081,986
Kadant, Inc.	3,312	643,157
Kaman Corp.	7,854	341,492
Karat Packaging, Inc. *	1,306	25,924
Kennametal, Inc.	24,034	687,613
Kimball Electronics, Inc. *	7,258	145,087
Knowles Corp. *	25,588	550,910
Kopin Corp. *	22,111	55,941
Kratos Defense & Security Solutions, Inc. *	34,873	714,199
Latham Group, Inc. *	12,303	162,892
Lawson Products, Inc. *	1,438	55,421
Lindsay Corp.	3,135	492,226
Luna Innovations, Inc. *	8,681	66,931
Luxfer Holdings PLC (United Kingdom)	7,978	134,030
Manitowoc Co., Inc. *	9,869	148,825
Marten Transport Ltd.	16,957	301,156
Masonite International Corp. *	6,772	602,302
Materion Corp.	5,857	502,179
Matson, Inc.	11,945	1,440,806
Matthews International Corp. Class A	8,817	285,318
Mayville Engineering Co., Inc. *	2,575	24,128
Mesa Laboratories, Inc.	1,427	363,714
Meta Materials, Inc. *	57,579	96,157
MicroVision, Inc. *	47,491	221,783
Mistras Group, Inc. *	5,593	36,970
Modine Manufacturing Co. *	14,759	132,979
Montrose Environmental Group, Inc. *	7,443	393,958
Moog, Inc. Class A	8,321	730,584
Mueller Industries, Inc.	15,972	865,203
Mueller Water Products, Inc. Class A	45,281	585,031
Myers Industries, Inc.	10,437	225,439
MYR Group, Inc. *	4,747	446,408
Napco Security Technologies, Inc. *	8,336	171,055
National Presto Industries, Inc.	1,547	119,042
NL Industries, Inc.	2,103	15,121
nLight, Inc. *	12,119	210,143
NN, Inc. *	12,762	36,755
Nordic American Tankers Ltd.	54,274	115,604

	Shares	Value
Northwest Pipe Co. *	2,663	$67,773
Novanta, Inc. *	10,204	1,451,927
NV5 Global, Inc. *	3,792	505,474
NVE Corp.	1,443	78,600
O-I Glass, Inc. *	45,423	598,675
Olympic Steel, Inc.	2,927	112,572
Omega Flex, Inc.	916	118,961
OSI Systems, Inc. *	4,870	414,534
Pactiv Evergreen, Inc.	12,227	123,004
PAM Transportation Services, Inc. *	2,014	69,986
Park Aerospace Corp.	5,378	70,183
Park-Ohio Holdings Corp.	2,326	32,727
PGT Innovations, Inc. *	16,570	297,929
Plexus Corp. *	8,043	657,998
Powell Industries, Inc.	2,698	52,395
Primoris Services Corp.	15,651	372,807
Proto Labs, Inc. *	7,989	422,618
Pure Cycle Corp. *	5,726	68,827
PureCycle Technologies, Inc. *	15,176	121,408
Radiant Logistics, Inc. *	11,157	71,070
Ranpak Holdings Corp. *	10,823	221,114
RBC Bearings, Inc. *	8,084	1,567,326
Ryerson Holding Corp.	4,918	172,228
Safe Bulkers, Inc. (Greece)	16,949	80,677
Saia, Inc. *	7,653	1,865,954
Sanmina Corp. *	18,303	739,807
Schweitzer-Mauduit International, Inc.	8,948	246,070
Scorpio Tankers, Inc. (Monaco)	13,897	297,118
SFL Corp. Ltd. (Norway)	34,599	352,218
Sharps Compliance Corp. *	4,772	28,155
Sight Sciences, Inc. *	6,414	74,146
Simpson Manufacturing Co., Inc.	12,665	1,380,992
Smith & Wesson Brands, Inc.	13,514	204,467
SPX Corp. *	12,608	622,961
SPX FLOW, Inc.	12,081	1,041,624
Standex International Corp.	3,444	344,124
Sterling Construction Co., Inc. *	7,997	214,320
Stoneridge, Inc. *	7,629	158,378
Sturm Ruger & Co., Inc.	4,883	339,954
Summit Materials, Inc. Class A *	34,525	1,072,346
Teekay Corp. * (Bermuda)	19,788	62,728
Teekay Tankers Ltd. Class A * (Bermuda)	6,795	94,043
Tennant Co.	5,308	418,270
Terex Corp.	19,673	701,539
Tetra Tech, Inc.	15,579	2,569,600
Thermon Group Holdings, Inc. *	9,759	158,096
TimkenSteel Corp. *	13,717	300,128
Tredegar Corp.	7,911	94,853
TriMas Corp.	12,338	395,926
Trinity Industries, Inc.	22,677	779,182
Triumph Group, Inc. *	17,961	454,054
TTM Technologies, Inc. *	31,435	465,867
Turtle Beach Corp. *	4,263	90,759
Tutor Perini Corp. *	11,284	121,867
UFP Industries, Inc.	17,502	1,350,454
UFP Technologies, Inc. *	2,005	132,671
Universal Logistics Holdings, Inc.	2,688	54,163
US Ecology, Inc. *	9,245	442,651
US Xpress Enterprises, Inc. Class A *	8,899	34,528
Vicor Corp. *	6,066	427,956
View, Inc. *	39,658	72,971
Vishay Intertechnology, Inc.	38,334	751,346
Vishay Precision Group, Inc. *	3,713	119,373
Watts Water Technologies, Inc. Class A	7,981	1,114,068
Welbilt, Inc. *	38,126	905,492
Werner Enterprises, Inc.	17,438	714,958
Willis Lease Finance Corp. *	973	31,321
Worthington Industries, Inc.	9,391	482,791
Xometry, Inc. Class A *	7,089	260,521
Yellow Corp. *	14,345	100,558
Zurn Water Solutions Corp.	34,860	1,234,044

		99,630,703

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Technology - 10.7%
1Life Healthcare, Inc. *	33,518	$371,379
3D Systems Corp. *	36,429	607,636
8x8, Inc. *	33,931	427,191
ACI Worldwide, Inc. *	34,435	1,084,358
Agilysys, Inc. *	6,287	250,726
Alignment Healthcare, Inc. *	22,550	253,237
Alkami Technology, Inc. *	8,082	115,653
Allscripts Healthcare Solutions, Inc. *	34,545	777,953
Alpha & Omega Semiconductor Ltd. *	6,115	334,185
Altair Engineering, Inc. Class A *	13,295	856,198
Ambarella, Inc. *	10,240	1,074,381
American Software, Inc. Class A	9,100	189,644
Amkor Technology, Inc.	29,020	630,314
Apollo Medical Holdings, Inc. *	10,836	525,221
Appfolio, Inc. Class A *	5,605	634,542
Appian Corp. *	11,308	687,753
Arteris, Inc. *	2,076	26,988
Asana, Inc. Class A *	20,248	809,313
Atomera, Inc. *	6,243	81,534
Avaya Holdings Corp. *	23,725	300,596
Avid Technology, Inc. *	10,302	359,231
AvidXchange Holdings, Inc. *	7,195	57,920
Axcelis Technologies, Inc. *	9,490	716,780
AXT, Inc. *	11,917	83,657
Bandwidth, Inc. Class A *	6,640	215,070
Benefitfocus, Inc. *	7,116	89,804
BigCommerce Holdings, Inc. *	13,908	304,724
Blackbaud, Inc. *	13,615	815,130
Blackline, Inc. *	15,745	1,152,849
Bottomline Technologies DE, Inc. *	12,705	720,119
Box, Inc. Class A *	39,682	1,153,159
Brightcove, Inc. *	12,051	93,998
BTRS Holdings, Inc. Class A *	27,311	204,286
Cantaloupe, Inc. *	16,603	112,402
Cardlytics, Inc. *	9,621	528,963
Cerence, Inc. *	11,241	405,800
CEVA, Inc. *	6,475	263,209
CMC Materials, Inc.	8,195	1,519,353
Cohu, Inc. *	13,778	407,829
CommVault Systems, Inc. *	12,789	848,550
Computer Programs & Systems, Inc. *	4,031	138,868
Conduent, Inc. *	47,287	244,001
Consensus Cloud Solutions, Inc. *	4,625	278,101
Convey Health Solutions Holdings, Inc. *	3,868	25,297
CoreCard Corp. *	2,061	56,471
Corsair Gaming, Inc. *	7,662	162,128
CS Disco, Inc. *	4,487	152,423
CSG Systems International, Inc.	9,276	589,675
Daily Journal Corp. *	344	107,325
DarioHealth Corp. *	3,841	22,431
Desktop Metal, Inc. Class A *	53,991	255,917
Diebold Nixdorf, Inc. *	20,849	140,314
Digi International, Inc. *	9,707	208,895
Digimarc Corp. *	3,820	100,733
Digital Turbine, Inc. *	26,507	1,161,272
DigitalOcean Holdings, Inc. *	14,682	849,354
Diodes, Inc. *	12,393	1,078,067
Domo, Inc. Class B *	7,923	400,666
Donnelley Financial Solutions, Inc. *	8,374	278,519
E2open Parent Holdings, Inc. *	56,524	497,976
Ebix, Inc.	7,481	247,995
eGain Corp. *	5,873	68,009
EMCORE Corp. *	10,406	38,502
Enfusion, Inc. Class A *	6,185	78,673
EngageSmart, Inc. *	4,560	97,174
Envestnet, Inc. *	15,327	1,140,942
EverCommerce, Inc. *	8,618	113,758

	Shares	Value
Evolent Health, Inc. Class A *	23,576	$761,505
ExlService Holdings, Inc. *	9,336	1,337,569
Forian, Inc. *	5,171	35,990
FormFactor, Inc. *	22,356	939,623
Genius Brands International, Inc. *	80,418	82,026
GreenBox POS *	4,948	20,881
Grid Dynamics Holdings, Inc. *	13,265	186,771
GTY Technology Holdings, Inc. *	10,824	34,962
Health Catalyst, Inc. *	15,442	403,499
HireRight Holdings Corp. *	6,375	109,013
IBEX Holdings Ltd. *	1,980	31,561
iCAD, Inc. *	5,753	25,658
Impinj, Inc. *	5,365	340,892
Inseego Corp. *	25,524	103,372
Insight Enterprises, Inc. *	9,908	1,063,327
Instructure Holdings, Inc. *	3,378	67,763
Intapp, Inc. *	2,838	68,140
Integral Ad Science Holding Corp. *	9,255	127,719
JFrog Ltd. * (Israel)	15,041	405,355
Kaltura, Inc. *	4,908	8,785
KBR, Inc.	40,791	2,232,491
Kulicke & Soffa Industries, Inc. (Singapore)	17,603	986,120
Lattice Semiconductor Corp. *	39,153	2,386,375
LivePerson, Inc. *	18,692	456,459
MACOM Technology Solutions Holdings, Inc. Class H *	13,842	828,721
ManTech International Corp. Class A	7,877	678,919
Maximus, Inc.	17,435	1,306,753
MaxLinear, Inc. *	20,579	1,200,785
MeridianLink, Inc. *	6,513	117,885
MicroStrategy, Inc. Class A *	2,701	1,313,550
Mitek Systems, Inc. *	12,097	177,463
Model N, Inc. *	10,009	269,242
Momentive Global, Inc. *	37,308	606,628
NantHealth, Inc. *	9,421	7,100
NetScout Systems, Inc. *	20,175	647,214
NextGen Healthcare, Inc. *	16,771	350,682
ON24, Inc. *	7,582	99,703
OneSpan, Inc. *	9,722	140,386
Onto Innovation, Inc. *	14,129	1,227,669
Ouster, Inc. *	44,518	200,331
Outbrain, Inc. *	6,976	74,853
Outset Medical, Inc. *	13,690	621,526
PagerDuty, Inc. *	24,138	825,278
PAR Technology Corp. *	7,150	288,431
Parsons Corp. *	7,500	290,250
PDF Solutions, Inc. *	8,366	233,160
Photronics, Inc. *	16,901	286,810
Phreesia, Inc. *	14,051	370,384
Ping Identity Holding Corp. *	17,150	470,425
Pitney Bowes, Inc.	36,845	191,594
PlayAGS, Inc. *	8,680	57,896
Porch Group, Inc. *	22,166	153,943
Power Integrations, Inc.	16,917	1,567,868
PowerSchool Holdings, Inc. Class A *	12,290	202,908
Privia Health Group, Inc. *	12,042	321,883
Progress Software Corp.	12,641	595,265
PROS Holdings, Inc. *	11,491	382,765
Qualys, Inc. *	9,932	1,414,416
Quantum Corp. *	16,496	37,446
Rackspace Technology, Inc. *	15,323	171,005
Rambus, Inc. *	31,185	994,490
Rapid7, Inc. *	16,227	1,805,092
Rekor Systems, Inc. *	8,941	40,771
Rimini Street, Inc. *	12,495	72,471
Sailpoint Technologies Holdings, Inc. *	26,513	1,356,935
Sapiens International Corp. NV (Israel)	8,792	223,229
Schrodinger, Inc. *	13,027	444,481
SecureWorks Corp. Class A *	3,091	40,956
Semtech Corp. *	18,386	1,274,885
Silicon Laboratories, Inc. *	10,890	1,635,678
Simulations Plus, Inc.	4,480	228,390

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
SiTime Corp. *	4,648	$1,151,867
SkyWater Technology, Inc. *	2,240	24,259
SMART Global Holdings, Inc. *	14,015	362,007
Smith Micro Software, Inc. *	12,387	46,699
Sprout Social, Inc. Class A *	13,307	1,066,157
SPS Commerce, Inc. *	10,365	1,359,888
StarTek, Inc. *	5,184	22,965
Sumo Logic, Inc. *	27,022	315,347
Super Micro Computer, Inc. *	13,021	495,709
Synaptics, Inc. *	11,288	2,251,956
Tabula Rasa HealthCare, Inc. *	6,353	36,593
Telos Corp. *	11,255	112,212
Tenable Holdings, Inc. *	26,632	1,539,063
TTEC Holdings, Inc.	5,268	434,715
Ultra Clean Holdings, Inc. *	12,762	540,981
Unisys Corp. *	18,871	407,802
Upland Software, Inc. *	8,046	141,690
Varonis Systems, Inc. *	30,759	1,462,283
Veeco Instruments, Inc. *	14,315	389,225
Verint Systems, Inc. *	18,779	970,874
Veritone, Inc. *	8,078	147,666
Verra Mobility Corp. *	43,719	711,745
Viant Technology, Inc. Class A *	3,169	20,757
Vuzix Corp. *	16,544	109,190
Weave Communications, Inc. *	3,070	18,297
Workiva, Inc. *	12,400	1,463,200
Xperi Holding Corp.	30,175	522,631
Yext, Inc. *	31,681	218,282
Ziff Davis, Inc. *	12,355	1,195,717
Zuora, Inc. Class A *	31,826	476,754

		84,706,023

Utilities - 3.0%
ALLETE, Inc.	15,094	1,010,996
Ameresco, Inc. Class A *	9,099	723,371
American States Water Co.	10,487	933,553
Aris Water Solution, Inc. Class A	5,531	100,664
Artesian Resources Corp. Class A	2,171	105,402
Avista Corp.	19,936	900,110
Black Hills Corp.	18,609	1,433,265
Brookfield Infrastructure Corp. Class A (Canada)	18,017	1,359,202
California Water Service Group	15,301	907,043
Chesapeake Utilities Corp.	4,900	675,024
Clearway Energy, Inc. Class A	9,933	330,968
Clearway Energy, Inc. Class C	23,590	861,271
FTC Solar, Inc. *	11,755	57,952
Global Water Resources, Inc.	4,109	68,374
MGE Energy, Inc.	10,473	835,641
Middlesex Water Co.	4,923	517,752
New Jersey Resources Corp.	27,469	1,259,728
Northwest Natural Holding Co.	8,699	449,912
NorthWestern Corp.	15,589	942,979
ONE Gas, Inc.	15,258	1,346,366
Ormat Technologies, Inc.	13,020	1,065,427
Otter Tail Corp.	11,829	739,312
PNM Resources, Inc.	24,838	1,184,027
Portland General Electric Co.	25,857	1,426,014
SJW Group	7,956	553,578
South Jersey Industries, Inc.	29,617	1,023,267
Southwest Gas Holdings, Inc. *	18,991	1,486,805
Spire, Inc.	14,880	1,067,789
Stronghold Digital Mining, Inc. Class A *	3,438	20,112
Unitil Corp.	4,486	223,762
Via Renewables, Inc.	3,905	32,177
York Water Co.	3,613	162,477

		23,804,320

Total Common Stocks (Cost $629,045,945)		785,780,503

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $7,362,337; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $7,509,613)	$7,362,337	$7,362,337

Total Short-Term Investment (Cost $7,362,337)		7,362,337

TOTAL INVESTMENTS - 100.1% (Cost $636,419,881)		793,165,933

DERIVATIVES - 0.0%		247,434

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(774,467)

NET ASSETS - 100.0%		$792,638,900

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $11,804 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/22	80	$8,018,166	$8,265,600	$247,434

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$22,961	$-	$11,157	$11,804
	Industrial	132	-	132	-

	Total Rights	23,093	-	11,289	11,804

	Common Stocks	785,780,503	785,780,503	-	-
	Short-Term Investment	7,362,337	-	7,362,337	-
	Derivatives:
	Equity Contracts
	Futures	247,434	247,434	-	-

	Total	$793,413,367	$786,027,937	$7,373,626	$11,804

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Basic Materials - 3.9%
AdvanSix, Inc.	99,550	$5,086,010
Carpenter Technology Corp.	102,770	4,314,285
HB Fuller Co.	85,000	5,615,950
Innospec, Inc.	36,840	3,409,542
Orion Engineered Carbons SA (Germany)	26,018	415,507
Trinseo PLC	1,095	52,472

		18,893,766

Communications - 2.6%
A10 Networks, Inc.	344,519	4,806,040
Casa Systems, Inc. *	612,001	2,766,245
Criteo SA ADR * (France)	188,821	5,143,484

		12,715,769

Consumer, Cyclical - 21.7%
Blue Bird Corp. *	249,963	4,704,304
Citi Trends, Inc. *	102,020	3,124,363
Dana, Inc.	247,306	4,345,166
Dine Brands Global, Inc.	79,131	6,168,261
Genesco, Inc. *	66,400	4,223,704
Goodyear Tire & Rubber Co. *	524,770	7,498,963
H&E Equipment Services, Inc.	131,112	5,705,994
Hilton Grand Vacations, Inc. *	122,040	6,347,300
IMAX Corp. *	326,136	6,173,754
KB Home	170,950	5,535,361
Kontoor Brands, Inc.	100,780	4,167,253
MillerKnoll, Inc.	189,650	6,554,304
Papa John’s International, Inc.	56,111	5,907,366
REV Group, Inc.	447,542	5,997,063
Ruth’s Hospitality Group, Inc.	155,445	3,556,582
Sally Beauty Holdings, Inc. *	338,020	5,283,253
Scientific Games Corp. Class A *	69,320	4,072,550
Shyft Group, Inc.	156,640	5,656,270
SkyWest, Inc. *	143,608	4,143,091
Taylor Morrison Home Corp. *	243,608	6,631,010

		105,795,912

Consumer, Non-Cyclical - 10.1%
Acadia Healthcare Co., Inc. *	111,430	7,302,008
Adtalem Global Education, Inc. *	112,100	3,330,491
Hain Celestial Group, Inc. *	189,627	6,523,169
Herc Holdings, Inc.	43,630	7,290,137
Integra LifeSciences Holdings Corp. *	97,380	6,257,639
Korn Ferry	76,171	4,946,545
MEDNAX, Inc. *	301,870	7,087,907
Nomad Foods Ltd. * (United Kingdom)	283,045	6,391,156

		49,129,052

Energy - 3.1%
Coterra Energy, Inc.	152,788	4,120,692
HF Sinclair Corp.	177,560	7,075,766
Infrastructure & Energy Alternatives, Inc. *	333,070	3,946,880

		15,143,338

Financial - 34.2%
1st Source Corp.	97,143	4,492,864
Armada Hoffler Properties, Inc. REIT	125,622	1,834,081
Associated Banc-Corp.	258,173	5,876,017
Bank of Marin Bancorp	84,118	2,950,018
BankUnited, Inc.	160,353	7,049,118
Berkshire Hills Bancorp, Inc.	223,960	6,488,121
Broadstone Net Lease, Inc. REIT	296,400	6,455,592

	Shares	Value
Carter Bankshares, Inc. *	208,999	$3,630,313
Cousins Properties, Inc. REIT	121,341	4,888,829
First BanCorp	165,131	2,166,519
Hanover Insurance Group, Inc.	44,470	6,649,154
HarborOne Bancorp, Inc.	408,598	5,728,544
Heritage Financial Corp.	228,406	5,723,854
Independence Realty Trust, Inc. REIT	332,783	8,798,783
Independent Bank Group, Inc.	71,544	5,091,071
Moelis & Co. Class A	135,513	6,362,335
National Storage Affiliates Trust REIT	65,393	4,104,065
NETSTREIT Corp. REIT	250,880	5,629,747
Pacific Premier Bancorp, Inc.	120,632	4,264,341
Physicians Realty Trust REIT	403,950	7,085,283
Premier Financial Corp.	113,660	3,447,308
Sandy Spring Bancorp, Inc.	95,519	4,290,713
Selective Insurance Group, Inc.	83,311	7,444,671
STAG Industrial, Inc. REIT	174,558	7,217,973
Stifel Financial Corp.	72,770	4,941,083
Synovus Financial Corp.	127,143	6,230,007
Texas Capital Bancshares, Inc. *	114,039	6,535,575
TriCo Bancshares	108,407	4,339,532
Umpqua Holdings Corp.	249,544	4,706,400
Webster Financial Corp.	111,079	6,233,754
WSFS Financial Corp.	130,667	6,091,696

		166,747,361

Industrial - 14.1%
Applied Industrial Technologies, Inc.	48,320	4,960,531
ArcBest Corp.	83,940	6,757,170
Arcosa, Inc.	76,759	4,394,453
Belden, Inc.	87,861	4,867,499
Cactus, Inc. Class A	181,850	10,318,169
Dycom Industries, Inc. *	76,030	7,242,618
GATX Corp.	39,650	4,890,035
Great Lakes Dredge & Dock Corp. *	359,850	5,048,695
Kirby Corp. *	65,510	4,729,167
Manitowoc Co., Inc. *	262,543	3,959,148
Masonite International Corp. *	42,929	3,818,105
Regal Rexnord Corp.	1,502	223,468
Terex Corp.	146,766	5,233,676
TTM Technologies, Inc. *	145,060	2,149,789

		68,592,523

Technology - 6.7%
ACI Worldwide, Inc. *	165,980	5,226,710
Change Healthcare, Inc. *	332,640	7,251,552
CommVault Systems, Inc. *	92,853	6,160,797
Kulicke & Soffa Industries, Inc. (Singapore)	57,138	3,200,871
Magnachip Semiconductor Corp. * (South Korea)	329,483	5,571,557
Unisys Corp. *	239,402	5,173,477

		32,584,964

Utilities - 2.6%
IDACORP, Inc.	65,250	7,527,240
Southwest Gas Holdings, Inc. *	64,060	5,015,257

		12,542,497

Total Common Stocks (Cost $467,429,072)		482,145,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $2,915,057; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $2,973,375)	$2,915,057	$2,915,057

Total Short-Term Investment (Cost $2,915,057)		2,915,057

TOTAL INVESTMENTS - 99.6% (Cost $470,344,129)		485,060,239

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,862,563

NET ASSETS - 100.0%		$486,922,802

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$482,145,182	$482,145,182	$-	$-
	Short-Term Investment	2,915,057	-	2,915,057	-

	Total	$485,060,239	$482,145,182	$2,915,057	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.4%
Consumer, Cyclical - 0.5%
Volkswagen AG	33,639	$5,780,906

Consumer, Non-Cyclical - 0.9%
Henkel AG & Co. KGaA	134,038	8,971,391

Total Preferred Stocks (Cost $18,853,048)		14,752,297

COMMON STOCKS - 95.9%
Basic Materials - 0.6%
Mondi PLC (Austria)	329,091	6,396,814

Communications - 9.2%
Cisco Systems, Inc.	560,019	31,226,659
Comcast Corp. Class A	178,801	8,371,463
F5, Inc. *	67,365	14,075,917
Verizon Communications, Inc.	650,965	33,160,157
Walt Disney Co. *	77,472	10,626,060

		97,460,256

Consumer, Cyclical - 6.1%
Advance Auto Parts, Inc.	52,987	10,966,189
Dollar Tree, Inc. *	98,377	15,755,077
Sodexo SA (France)	110,777	9,014,578
Southwest Airlines Co. *	336,704	15,421,043
Walmart, Inc.	88,847	13,231,095

		64,387,982

Consumer, Non-Cyclical - 34.6%
Automatic Data Processing, Inc.	42,140	9,588,536
Becton Dickinson and Co.	51,135	13,601,910
Cigna Corp.	51,091	12,241,914
Colgate-Palmolive Co.	124,295	9,425,290
Conagra Brands, Inc.	587,081	19,708,309
CVS Health Corp.	136,917	13,857,370
Henry Schein, Inc. *	143,029	12,470,698
Johnson & Johnson	258,246	45,768,939
Kimberly-Clark Corp.	130,306	16,048,487
Koninklijke Ahold Delhaize NV (Netherlands)	358,317	11,525,444
McKesson Corp.	28,226	8,640,825
Medtronic PLC	400,645	44,451,563
Merck & Co., Inc.	293,864	24,111,541
Mondelez International, Inc. Class A	189,607	11,903,527
PepsiCo, Inc.	65,149	10,904,640
Pfizer, Inc.	174,202	9,018,437
Procter & Gamble Co.	60,272	9,209,562
Quest Diagnostics, Inc.	81,838	11,200,349
Roche Holding AG (Switzerland)	22,450	8,882,605
Unilever PLC ADR (United Kingdom)	473,755	21,589,015
Universal Health Services, Inc. Class B	93,723	13,585,149
Zimmer Biomet Holdings, Inc.	231,507	29,609,745

		367,343,855

Energy - 6.3%
Baker Hughes Co.	271,152	9,872,644
Chevron Corp.	56,085	9,132,321
ConocoPhillips	107,713	10,771,300
Exxon Mobil Corp.	262,742	21,699,862
TotalEnergies SE ADR (France)	305,162	15,422,887

		66,899,014

	Shares	Value
Financial - 21.3%
Aflac, Inc.	188,307	$12,125,088
Allstate Corp.	192,305	26,636,166
Ameriprise Financial, Inc.	40,733	12,234,564
Bank of New York Mellon Corp.	520,556	25,835,194
Berkshire Hathaway, Inc. Class B *	75,077	26,495,424
BlackRock, Inc.	13,885	10,610,500
Chubb Ltd.	50,221	10,742,272
Healthpeak Properties, Inc. REIT	323,121	11,092,744
JPMorgan Chase & Co.	219,456	29,916,242
MetLife, Inc.	123,168	8,656,247
Northern Trust Corp.	99,694	11,609,366
Truist Financial Corp.	370,586	21,012,226
US Bancorp	366,620	19,485,853

		226,451,886

Industrial - 10.9%
Emerson Electric Co.	219,367	21,508,934
General Dynamics Corp.	56,559	13,640,900
Norfolk Southern Corp.	32,765	9,345,233
nVent Electric PLC	319,182	11,101,150
Oshkosh Corp.	89,592	9,017,435
Raytheon Technologies Corp.	240,444	23,820,787
Siemens AG (Germany)	86,890	12,031,420
Sonoco Products Co.	241,327	15,097,417

		115,563,276

Technology - 0.9%
Texas Instruments, Inc.	54,897	10,072,502

Utilities - 6.0%
Duke Energy Corp.	118,030	13,179,230
Edison International	105,235	7,376,974
Eversource Energy	105,301	9,286,495
Pinnacle West Capital Corp.	205,224	16,027,994
Xcel Energy, Inc.	253,694	18,309,096

		64,179,789

Total Common Stocks (Cost $919,617,230)		1,018,755,374

EXCHANGE-TRADED FUND - 1.0%
iShares Russell 1000 Value	64,304	10,673,178

Total Exchange-Traded Fund (Cost $10,468,358)		10,673,178

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $17,027,228; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $17,367,855)	$17,027,228	17,027,228

Total Short-Term Investment (Cost $17,027,228)		17,027,228

TOTAL INVESTMENTS - 99.9% (Cost $965,965,864)		1,061,208,077

DERIVATIVES - (0.0%)		(92,541)

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,188,760

NET ASSETS - 100.0%		$1,062,304,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CHF	464,166	USD	498,798	06/22	MSC	$5,437	$-
USD	8,196,538	CHF	7,614,379	06/22	MSC	-	(75,145)
USD	53,389,400	EUR	48,294,565	06/22	JPM	-	(221,131)
USD	680,287	GBP	518,186	06/22	BOA	-	(239)
USD	23,976,157	GBP	18,105,461	06/22	BOA	198,537	-

Total Forward Foreign Currency Contracts						$203,974	($296,515)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$14,752,297	$-	$14,752,297	$-
	Common Stocks
	Basic Materials	6,396,814	-	6,396,814	-
	Communications	97,460,256	97,460,256	-	-
	Consumer, Cyclical	64,387,982	55,373,404	9,014,578	-
	Consumer, Non-Cyclical	367,343,855	346,935,806	20,408,049	-
	Energy	66,899,014	66,899,014	-	-
	Financial	226,451,886	226,451,886	-	-
	Industrial	115,563,276	103,531,856	12,031,420	-
	Technology	10,072,502	10,072,502	-	-
	Utilities	64,179,789	64,179,789	-	-

	Total Common Stocks	1,018,755,374	970,904,513	47,850,861	-

	Exchange-Traded Fund	10,673,178	10,673,178	-	-
	Short-Term Investment	17,027,228	-	17,027,228	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	203,974	-	203,974	-

	Total Assets	1,061,412,051	981,577,691	79,834,360	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(296,515)	-	(296,515)	-

	Total Liabilities	(296,515)	-	(296,515)	-

	Total	$1,061,115,536	$981,577,691	$79,537,845	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Basic Materials - 0.5%
Axalta Coating Systems Ltd. *	101,214	$2,487,840
Celanese Corp.	12,851	1,836,022

		4,323,862

Communications - 7.0%
Alphabet, Inc. Class C *	1,400	3,910,186
Booking Holdings, Inc. *	1,857	4,361,072
Cisco Systems, Inc.	85,021	4,740,771
CommScope Holding Co., Inc. *	205,339	1,618,071
DISH Network Corp. Class A *	128,667	4,072,311
IAC/InterActiveCorp *	35,985	3,608,576
Liberty Broadband Corp. Class C *	45,635	6,175,328
Liberty Media Corp. - Liberty SiriusXM Class C *	126,522	5,785,851
Nexstar Media Group, Inc. Class A	25,818	4,866,177
T-Mobile US, Inc. *	49,403	6,340,875
Verizon Communications, Inc.	275,946	14,056,689
Walt Disney Co. *	15,621	2,142,576

		61,678,483

Consumer, Cyclical - 8.0%
AutoZone, Inc. *	6,351	12,985,128
Best Buy Co., Inc.	60,591	5,507,722
Columbia Sportswear Co.	45,345	4,105,083
Cracker Barrel Old Country Store, Inc.	21,970	2,608,498
Dick’s Sporting Goods, Inc.	45,566	4,557,511
Dollar General Corp.	29,356	6,535,526
Gap, Inc.	332,506	4,681,685
Kohl’s Corp.	116,375	7,036,033
Lowe’s Cos., Inc.	32,540	6,579,263
Murphy USA, Inc.	31,741	6,346,930
Newell Brands, Inc.	250,423	5,361,556
Ralph Lauren Corp.	40,296	4,571,178

		70,876,113

Consumer, Non-Cyclical - 18.4%
AbbVie, Inc.	126,958	20,581,161
AmerisourceBergen Corp.	60,959	9,430,967
BellRing Brands, Inc. *	116,234	2,682,681
Bristol-Myers Squibb Co.	235,921	17,229,311
Cigna Corp.	18,418	4,413,137
CVS Health Corp.	101,816	10,304,797
FleetCor Technologies, Inc. *	19,954	4,969,743
HCA Healthcare, Inc.	11,246	2,818,473
Johnson & Johnson	63,536	11,260,485
Keurig Dr Pepper, Inc.	114,986	4,357,969
Kraft Heinz Co.	187,793	7,397,166
Medtronic PLC	42,924	4,762,418
Merck & Co., Inc.	58,367	4,789,012
Organon & Co.	60,521	2,113,999
Philip Morris International, Inc.	60,295	5,664,112
Post Holdings, Inc. *	88,530	6,131,588
Procter & Gamble Co.	56,413	8,619,906
Regeneron Pharmaceuticals, Inc. *	8,042	5,616,694
Sysco Corp.	64,300	5,250,095
UnitedHealth Group, Inc.	26,925	13,730,942
Vertex Pharmaceuticals, Inc. *	16,242	4,238,675
Viatris, Inc.	173,487	1,887,539
Zimmer Biomet Holdings, Inc.	29,878	3,821,396

		162,072,266

Energy - 7.3%
Chevron Corp.	79,698	12,977,225
ConocoPhillips	157,191	15,719,100

	Shares	Value
Coterra Energy, Inc.	283,344	$7,641,788
Diamondback Energy, Inc.	25,893	3,549,412
Kinder Morgan, Inc.	368,368	6,965,839
Marathon Petroleum Corp.	50,827	4,345,708
Phillips 66	71,074	6,140,083
Williams Cos., Inc.	211,316	7,060,068

		64,399,223

Financial - 35.4%
Alleghany Corp. *	6,945	5,882,415
American Express Co.	40,182	7,514,034
American Homes 4 Rent Class A REIT	110,346	4,417,150
American International Group, Inc.	56,489	3,545,815
Apple Hospitality REIT, Inc.	175,325	3,150,590
Bank of America Corp.	735,570	30,320,196
Berkshire Hathaway, Inc. Class B *	65,837	23,234,536
Brixmor Property Group, Inc. REIT	252,433	6,515,296
Capital One Financial Corp.	104,871	13,768,514
CBRE Group, Inc. Class A *	43,975	4,024,592
Charles Schwab Corp.	89,442	7,540,855
Chubb Ltd.	35,216	7,532,702
Citigroup, Inc.	105,268	5,621,311
Citizens Financial Group, Inc.	225,266	10,211,308
CNA Financial Corp.	59,755	2,905,288
Fairfax Financial Holdings Ltd. (Canada)	11,421	6,221,361
Federal Realty Investment Trust REIT	38,445	4,692,981
Hartford Financial Services Group, Inc.	84,039	6,034,841
Invesco Ltd.	192,871	4,447,605
JBG SMITH Properties REIT	108,201	3,161,633
Kimco Realty Corp. REIT	325,835	8,048,125
Lamar Advertising Co. Class A REIT	19,352	2,248,315
Loews Corp.	238,257	15,443,819
M&T Bank Corp.	84,863	14,384,279
Marsh & McLennan Cos., Inc.	23,327	3,975,387
Mid-America Apartment Communities, Inc. REIT	24,916	5,218,656
Morgan Stanley	64,916	5,673,658
Northern Trust Corp.	55,958	6,516,309
PNC Financial Services Group, Inc.	56,143	10,355,576
Progressive Corp.	50,372	5,741,904
Public Storage REIT	8,373	3,267,815
Rayonier, Inc. REIT	166,157	6,832,376
T Rowe Price Group, Inc.	36,815	5,566,060
Travelers Cos., Inc.	88,214	16,119,344
Truist Financial Corp.	187,073	10,607,039
US Bancorp	134,945	7,172,327
Wells Fargo & Co.	239,541	11,608,157
Welltower, Inc. REIT	29,366	2,823,247
Weyerhaeuser Co. REIT	256,271	9,712,671

		312,058,087

Industrial - 12.5%
Carlisle Cos., Inc.	23,168	5,697,475
Dover Corp.	56,930	8,932,317
Eaton Corp. PLC	23,819	3,614,771
Energizer Holdings, Inc.	128,706	3,958,997
FedEx Corp.	32,128	7,434,098
Fortune Brands Home & Security, Inc.	49,334	3,664,530
General Dynamics Corp.	28,392	6,847,583
Honeywell International, Inc.	30,313	5,898,304
ITT, Inc.	53,022	3,987,785
Martin Marietta Materials, Inc.	19,578	7,535,376
Mohawk Industries, Inc. *	46,376	5,759,899
Norfolk Southern Corp.	8,281	2,361,907
Northrop Grumman Corp.	16,250	7,267,325
Packaging Corp. of America	57,365	8,955,250
Raytheon Technologies Corp.	110,583	10,955,458
Stanley Black & Decker, Inc.	28,837	4,031,124
TD SYNNEX Corp.	60,725	6,267,427
Timken Co.	39,385	2,390,669

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Westrock Co.	105,083	$4,942,053

		110,502,348

Technology - 3.8%
Analog Devices, Inc.	42,933	7,091,673
International Business Machines Corp.	46,597	6,058,542
Kyndryl Holdings, Inc. *	130,201	1,708,237
Leidos Holdings, Inc.	63,119	6,818,114
NXP Semiconductors NV (China)	16,375	3,030,685
Texas Instruments, Inc.	50,197	9,210,146

		33,917,397

Utilities - 3.9%
American Electric Power Co., Inc.	58,423	5,828,863
Edison International	67,435	4,727,194
Entergy Corp.	41,318	4,823,876
NextEra Energy, Inc.	73,592	6,233,978
PG&E Corp. *	215,235	2,569,906
Xcel Energy, Inc.	137,602	9,930,736

		34,114,553

Total Common Stocks (Cost $595,419,501)		853,942,332

	Principal Amount
SHORT-TERM INVESTMENT - 3.1%
Repurchase Agreement - 3.1%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $27,328,900; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $27,875,554)	$27,328,900	27,328,900

Total Short-Term Investment (Cost $27,328,900)		27,328,900

TOTAL INVESTMENTS - 99.9% (Cost $622,748,401)		881,271,232

OTHER ASSETS & LIABILITIES, NET - 0.1%		519,563

NET ASSETS - 100.0%		$881,790,795

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$853,942,332	$853,942,332	$-	$-
	Short-Term Investment	27,328,900	-	27,328,900	-

	Total	$881,271,232	$853,942,332	$27,328,900	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
South Korea - 0.0%
Samsung Biologics Co. Ltd. Exp 04/08/22 *	2,138	$331,615

Total Rights (Cost $0)		331,615

WARRANTS - 0.1%
Switzerland - 0.1%
Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	535,142	422,762

Total Warrants (Cost $0)		422,762

PREFERRED STOCKS - 1.3%
Brazil - 1.3%
Banco Bradesco SA	2,397,934	11,191,248

Total Preferred Stocks (Cost $9,634,470)		11,191,248

COMMON STOCKS - 95.2%
Brazil - 5.7%
Ambev SA	2,535,321	8,200,700
Americanas SA	1,345,787	9,229,045
Americanas SA *	45,129	304,459
Lojas Renner SA	997,584	5,762,082
NU Holdings Ltd. Class A *	586,813	4,530,196
Pagseguro Digital Ltd. Class A *	310,237	6,220,252
Vale SA ADR	710,410	14,201,096

		48,447,830

China - 21.2%
Alibaba Group Holding Ltd. *	799,000	10,903,723
BeiGene Ltd. ADR *	54,207	10,223,440
Brii Biosciences Ltd. *	906,000	1,265,523
Huazhu Group Ltd.	17,600	58,780
Huazhu Group Ltd. ADR	671,881	22,165,354
JD.com, Inc. Class A *	36,653	1,041,490
Keymed Biosciences, Inc. * ~	193,095	525,683
Meituan Class B * ~	443,800	8,407,319
MicroTech Medical (Hangzhou) Co. Ltd. * Ω ±	234,200	319,251
MicroTech Medical (Hangzhou) Co. Ltd. Class H * ~	119,700	171,758
NetEase, Inc. ADR	306,634	27,502,004
New Horizon Health Ltd. * ~	427,000	1,229,736
OneConnect Financial Technology Co. Ltd. ADR *	14,689	20,712
Remegen Co. Ltd. Class H * ~	34,409	201,073
Tencent Holdings Ltd.	615,925	28,390,658
Wuxi Biologics Cayman, Inc. * ~	1,745,500	13,860,310
Yum China Holdings, Inc.	731,961	30,405,660
Zai Lab Ltd. ADR *	175,689	7,726,802
ZTO Express Cayman, Inc.	54,277	1,360,780
ZTO Express Cayman, Inc. ADR	591,297	14,782,425

		180,562,481

	Shares	Value
Egypt - 0.5%
Commercial International Bank Egypt SAE *	1,491,329	$3,757,754

France - 4.3%
Kering SA	14,175	8,949,064
L’Oreal SA	1,203	480,532
LVMH Moet Hennessy Louis Vuitton SE	1,612	1,150,643
Pernod Ricard SA	119,353	26,223,163

		36,803,402

Hong Kong - 5.3%
AIA Group Ltd.	4,137,818	43,206,588
Hong Kong Exchanges & Clearing Ltd.	44,400	2,081,175

		45,287,763

India - 19.4%
HDFC Bank Ltd.	133,828	2,577,502
HDFC Life Insurance Co. Ltd. ~	209,173	1,479,919
Housing Development Finance Corp. Ltd.	1,662,688	51,989,049
Infosys Ltd.	836,322	20,943,706
Kotak Mahindra Bank Ltd.	1,691,054	38,837,808
Macrotech Developers Ltd. * ~	49,719	733,838
Oberoi Realty Ltd. *	438,298	5,402,834
Tata Consultancy Services Ltd.	753,535	37,032,769
Zee Entertainment Enterprises Ltd.	1,685,820	6,361,964

		165,359,389

Indonesia - 1.0%
P.T. Bank Central Asia Tbk	14,938,700	8,294,944

Italy - 1.6%
Ermenegildo Zegna Holditalia SpA *	149,279	1,574,894
Moncler SpA	24,463	1,357,252
PRADA SpA	1,735,600	10,993,610

		13,925,756

Mexico - 10.0%
America Movil SAB de CV Class L ADR	361,839	7,652,895
Fomento Economico Mexicano SAB de CV	2,088,257	17,361,195
Grupo Mexico SAB de CV Class B	6,886,841	41,203,322
Wal-Mart de Mexico SAB de CV	4,610,179	18,987,726

		85,205,138

Peru - 0.1%
Credicorp Ltd.	5,932	1,019,533

Philippines - 2.5%
Ayala Land, Inc.	9,004,400	6,079,741
SM Investments Corp.	638,409	11,214,876
SM Prime Holdings, Inc.	5,572,187	4,062,410

		21,357,027

Poland - 0.3%
InPost SA *	397,167	2,519,959

Russia - 0.0%
Novatek PJSC GDR (LI) ~ Ω ±	258,603	-
Polyus PJSC * Ω ±	42,613	-
Polyus PJSC GDR ~ Ω ±	41,905	-
Sberbank of Russia PJSC Ω ±	156,504	-
TCS Group Holding PLC GDR * ~ Ω ±	86,992	-
Yandex NV Class A * Ω ±	722,151	1

		1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
South Africa - 1.1%
FirstRand Ltd.	1,715,111	$9,052,631

South Korea - 7.0%
LG Chem Ltd.	27,370	11,959,771
NAVER Corp.	23,137	6,430,442
Samsung Biologics Co. Ltd. * ~	24,645	16,745,702
Samsung Electronics Co. Ltd.	421,234	24,104,259

		59,240,174

Switzerland - 3.3%
Cie Financiere Richemont SA Class A	224,132	28,409,800

Taiwan - 11.3%
MediaTek, Inc.	368,000	11,452,350
Taiwan Semiconductor Manufacturing Co. Ltd.	4,147,376	85,077,251

		96,529,601

Turkey - 0.1%
Akbank T.A.S.	1,658,956	817,557

United Kingdom - 0.5%
Oxford Nanopore Technologies PLC *	5,000	26,004
Prudential PLC	287,350	4,152,976

		4,178,980

Total Common Stocks (Cost $840,779,338)		810,769,720

	Principal Amount
SHORT-TERM INVESTMENT - 3.6%
Repurchase Agreement - 3.6%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $30,574,236; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $31,185,814)	$30,574,236	30,574,236

Total Short-Term Investment (Cost $30,574,236)		30,574,236

TOTAL INVESTMENTS - 100.2% (Cost $880,988,044)		853,289,581

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,890,936)

NET ASSETS - 100.0%		$851,398,645

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)

Investments with a total aggregate value of $319,252 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$331,615	$-	$331,615	$-
	Warrants	422,762	422,762	-	-
	Preferred Stocks	11,191,248	11,191,248	-	-
	Common Stocks
	Brazil	48,447,830	48,447,830	-	-
	China	180,562,481	112,998,155	67,245,075	319,251
	Egypt	3,757,754	-	3,757,754	-
	France	36,803,402	-	36,803,402	-
	Hong Kong	45,287,763	-	45,287,763	-
	India	165,359,389	-	165,359,389	-
	Indonesia	8,294,944	8,294,944	-	-
	Italy	13,925,756	1,574,894	12,350,862	-
	Mexico	85,205,138	85,205,138	-	-
	Peru	1,019,533	1,019,533	-	-
	Philippines	21,357,027	11,214,876	10,142,151	-
	Poland	2,519,959	-	2,519,959	-
	Russia	1	-	-	1
	South Africa	9,052,631	-	9,052,631	-
	South Korea	59,240,174	-	59,240,174	-
	Switzerland	28,409,800	-	28,409,800	-
	Taiwan	96,529,601	-	96,529,601	-
	Turkey	817,557	-	817,557	-
	United Kingdom	4,178,980	-	4,178,980	-

	Total Common Stocks	810,769,720	268,755,370	541,695,098	319,252

	Short-Term Investment	30,574,236	-	30,574,236	-

	Total	$853,289,581	$280,369,380	$572,600,949	$319,252

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Canada - 7.5%
Barrick Gold Corp.	57,900	$1,420,287
Canadian Imperial Bank of Commerce	49,204	5,972,649
Canadian Pacific Railway Ltd.	242,846	20,043,075
Suncor Energy, Inc.	226,900	7,386,978
Thomson Reuters Corp.	106,764	11,591,471

		46,414,460

China - 0.4%
Zai Lab Ltd. *	341,000	1,564,979
Zai Lab Ltd. ADR *	19,930	876,521

		2,441,500

Denmark - 2.9%
Novo Nordisk AS Class B	159,912	17,736,812

France - 12.8%
Airbus SE *	59,831	7,219,713
BNP Paribas SA	204,587	11,691,048
Dassault Systemes SE	31,770	1,560,815
EssilorLuxottica SA	56,712	10,372,088
L’Oreal SA	40,982	16,370,058
LVMH Moet Hennessy Louis Vuitton SE	25,258	18,029,127
Teleperformance	29,938	11,403,325
Worldline SA * ~	64,740	2,809,726

		79,455,900

Germany - 2.8%
adidas AG	44,900	10,462,862
Deutsche Boerse AG	36,688	6,604,234

		17,067,096

Hong Kong - 2.6%
AIA Group Ltd.	1,528,547	15,960,900

Ireland - 4.6%
CRH PLC	274,730	10,957,642
ICON PLC *	71,132	17,300,725

		28,258,367

Israel - 0.9%
Nice Ltd. ADR *	26,182	5,733,858

Italy - 1.6%
Intesa Sanpaolo SpA	4,310,641	9,866,042

Japan - 10.4%
FANUC Corp.	30,130	5,288,109
Hoya Corp.	71,910	8,194,709
Keyence Corp.	30,200	14,003,813
MonotaRO Co. Ltd.	189,220	4,061,100
Nidec Corp.	57,900	4,573,119
Olympus Corp.	325,490	6,168,877
Recruit Holdings Co. Ltd.	331,900	14,420,065
Shiseido Co. Ltd.	147,800	7,465,150

		64,174,942

Netherlands - 4.7%
Adyen NV * ~	3,723	7,374,122

	Shares	Value
Argenx SE *	21,042	$6,583,436
ASML Holding NV	22,998	15,367,757

		29,325,315

Portugal - 2.1%
EDP - Energias de Portugal SA	2,586,106	12,728,515

Spain - 3.7%
Amadeus IT Group SA *	170,471	11,083,689
Cellnex Telecom SA ~	107,906	5,192,911
Industria de Diseno Textil SA	308,240	6,721,163

		22,997,763

Sweden - 3.7%
Atlas Copco AB Class A	253,319	13,148,757
Sandvik AB	450,217	9,563,879

		22,712,636

Switzerland - 13.3%
Alcon, Inc.	122,901	9,736,945
Givaudan SA	1,306	5,397,615
Nestle SA	209,173	27,196,394
Roche Holding AG	57,461	22,735,117
TE Connectivity Ltd.	130,523	17,095,903

		82,161,974

Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	133,080	13,874,921

United Kingdom - 15.6%
3i Group PLC	363,667	6,575,957
Ashtead Group PLC	72,860	4,587,586
Burberry Group PLC	269,511	5,883,338
Compass Group PLC	555,317	11,950,471
Diageo PLC	368,049	18,669,113
Dr. Martens PLC	587,893	1,827,794
Linde PLC *	57,094	18,218,251
London Stock Exchange Group PLC	172,018	17,938,129
Ocado Group PLC *	153,118	2,338,053
Rentokil Initial PLC	1,258,904	8,671,926

		96,660,618

United States - 6.5%
Accenture PLC Class A	20,560	6,933,449
Atlassian Corp. PLC Class A *	33,618	9,877,977
Elastic NV *	76,877	6,838,209
Schlumberger NV	305,649	12,626,360
SolarEdge Technologies, Inc. *	12,763	4,114,408

		40,390,403

Total Common Stocks (Cost $696,320,498)		607,962,022

TOTAL INVESTMENTS - 98.3% (Cost $696,320,498)		607,962,022

OTHER ASSETS & LIABILITIES, NET - 1.7%		10,635,483

NET ASSETS - 100.0%		$618,597,505

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Canada	$46,414,460	$46,414,460	$-	$-
	China	2,441,500	2,441,500	-	-
	Denmark	17,736,812	-	17,736,812	-
	France	79,455,900	-	79,455,900	-
	Germany	17,067,096	-	17,067,096	-
	Hong Kong	15,960,900	-	15,960,900	-
	Ireland	28,258,367	17,300,725	10,957,642	-
	Israel	5,733,858	5,733,858	-	-
	Italy	9,866,042	-	9,866,042	-
	Japan	64,174,942	-	64,174,942	-
	Netherlands	29,325,315	-	29,325,315	-
	Portugal	12,728,515	-	12,728,515	-
	Spain	22,997,763	-	22,997,763	-
	Sweden	22,712,636	-	22,712,636	-
	Switzerland	82,161,974	17,095,903	65,066,071	-
	Taiwan	13,874,921	13,874,921	-	-
	United Kingdom	96,660,618	-	96,660,618	-
	United States	40,390,403	40,390,403	-	-

	Total Common Stocks	607,962,022	143,251,770	464,710,252	-

	Total	$607,962,022	$143,251,770	$464,710,252	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 1.1%
Rio Tinto PLC	164,470	$13,148,807

Belgium - 0.7%
KBC Group NV	117,479	8,429,019

Canada - 4.7%
Canadian National Railway Co.	191,651	25,708,065
Intact Financial Corp.	59,745	8,827,818
Suncor Energy, Inc.	299,246	9,742,281
Toronto-Dominion Bank	172,932	13,720,853

		57,999,017

China - 2.1%
JD.com, Inc. Class A *	9,688	275,283
NetEase, Inc.	325,100	5,865,703
Tencent Holdings Ltd.	256,623	11,828,869
Yum China Holdings, Inc.	178,098	7,398,191

		25,368,046

Denmark - 3.0%
Carlsberg AS Class B	72,478	8,897,500
Novo Nordisk AS Class B	254,267	28,202,298

		37,099,798

France - 15.6%
Air Liquide SA	195,975	34,284,605
Capgemini SE	138,326	30,694,938
Cie de Saint-Gobain	119,693	7,121,776
Cie Generale des Etablissements Michelin SCA	68,069	9,224,402
Dassault Systemes SE	167,598	8,233,855
Engie SA	975,908	12,830,260
EssilorLuxottica SA	98,558	18,025,326
L’Oreal SA	28,118	11,231,597
Legrand SA	118,537	11,270,075
LVMH Moet Hennessy Louis Vuitton SE	39,469	28,172,920
Pernod Ricard SA	97,759	21,478,724

		192,568,478

Germany - 9.7%
Bayer AG	311,550	21,309,729
Beiersdorf AG	198,664	20,870,428
Deutsche Boerse AG	140,432	25,279,266
Merck KGaA	109,229	22,810,781
MTU Aero Engines AG	32,515	7,520,067
SAP SE	197,710	21,911,827

		119,702,098

Hong Kong - 2.1%
AIA Group Ltd.	2,515,007	26,261,394

India - 2.6%
HDFC Bank Ltd.	290,833	5,601,388
Housing Development Finance Corp. Ltd.	319,667	9,995,371
Tata Consultancy Services Ltd.	322,282	15,838,674

		31,435,433

	Shares	Value
Ireland - 0.8%
Ryanair Holdings PLC ADR *	113,122	$9,855,189

Israel - 1.3%
Check Point Software Technologies Ltd. *	112,951	15,616,605

Italy - 1.8%
Eni SpA	558,244	8,140,992
Intesa Sanpaolo SpA	5,878,119	13,453,629

		21,594,621

Japan - 14.0%
Daikin Industries Ltd.	111,500	20,248,828
Denso Corp.	143,600	9,161,694
Hitachi Ltd.	462,100	23,125,407
Hoya Corp.	142,000	16,182,015
Koito Manufacturing Co. Ltd.	179,500	7,264,283
Kose Corp.	81,200	8,495,593
Kubota Corp.	827,200	15,505,245
Kyocera Corp.	213,400	11,941,738
Olympus Corp.	773,200	14,654,140
Shin-Etsu Chemical Co. Ltd.	45,400	6,897,768
SMC Corp.	20,300	11,347,577
Sony Group Corp.	156,200	16,069,174
Terumo Corp.	394,200	11,927,898

		172,821,360

Netherlands - 3.7%
Akzo Nobel NV	170,389	14,640,212
ING Groep NV	977,372	10,204,667
Koninklijke Philips NV	356,852	10,881,734
Randstad NV	172,661	10,386,399

		46,113,012

Portugal - 0.7%
Galp Energia SGPS SA	660,889	8,355,403

Singapore - 1.3%
DBS Group Holdings Ltd.	601,614	15,763,612

Spain - 0.8%
Amadeus IT Group SA *	148,508	9,655,698

Switzerland - 15.5%
Cie Financiere Richemont SA Class A	164,631	20,867,764
Julius Baer Group Ltd.	151,622	8,778,077
Nestle SA	370,936	48,228,603
Novartis AG	198,088	17,390,443
Roche Holding AG	101,455	40,141,858
Sika AG	34,047	11,264,573
UBS Group AG (XVTX)	1,334,609	26,079,999
Zurich Insurance Group AG	37,730	18,634,834

		191,386,151

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	180,796	18,849,791

United Kingdom - 11.0%
Compass Group PLC	1,015,978	21,863,936
Diageo PLC	421,828	21,397,028
Experian PLC	436,103	16,801,133
Linde PLC *	47,611	15,192,299

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
London Stock Exchange Group PLC	73,097	$7,622,594
Reckitt Benckiser Group PLC	154,453	11,782,587
RELX PLC	695,457	21,640,998
Rolls-Royce Holdings PLC *	4,589,989	6,035,818
Smiths Group PLC	74,414	1,409,844
Tesco PLC	3,353,662	12,141,272

		135,887,509

United States - 4.2%
QIAGEN NV	234,406	11,502,272
Schneider Electric SE	238,062	39,968,306

		51,470,578

Total Common Stocks (Cost $965,709,038)		1,209,381,619

	Principal Amount
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $13,932,579; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $14,211,241)	$13,932,579	13,932,579

Total Short-Term Investment (Cost $13,932,579)		13,932,579

TOTAL INVESTMENTS - 99.3% (Cost $979,641,617)		1,223,314,198

OTHER ASSETS & LIABILITIES, NET - 0.7%		8,058,798

NET ASSETS - 100.0%		$1,231,372,996

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$13,148,807	$-	$13,148,807	$-
	Belgium	8,429,019	-	8,429,019	-
	Canada	57,999,017	57,999,017	-	-
	China	25,368,046	7,398,191	17,969,855	-
	Denmark	37,099,798	-	37,099,798	-
	France	192,568,478	-	192,568,478	-
	Germany	119,702,098	-	119,702,098	-
	Hong Kong	26,261,394	-	26,261,394	-
	India	31,435,433	-	31,435,433	-
	Ireland	9,855,189	9,855,189	-	-
	Israel	15,616,605	15,616,605	-	-
	Italy	21,594,621	-	21,594,621	-
	Japan	172,821,360	-	172,821,360	-
	Netherlands	46,113,012	-	46,113,012	-
	Portugal	8,355,403	-	8,355,403	-
	Singapore	15,763,612	-	15,763,612	-
	Spain	9,655,698	-	9,655,698	-
	Switzerland	191,386,151	-	191,386,151	-
	Taiwan	18,849,791	18,849,791	-	-
	United Kingdom	135,887,509	-	135,887,509	-
	United States	51,470,578	-	51,470,578	-

	Total Common Stocks	1,209,381,619	109,718,793	1,099,662,826	-

	Short-Term Investment	13,932,579	-	13,932,579	-

	Total	$1,223,314,198	$109,718,793	$1,113,595,405	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Australia - 3.4%
EBOS Group Ltd.	75,900	$ 2,174,013
GUD Holdings Ltd.	328,510	2,843,367
Imdex Ltd.	869,311	1,760,473
Inghams Group Ltd.	1,677,489	3,834,471
Nanosonics Ltd. *	326,673	961,994
Servcorp Ltd.	245,905	680,840
SomnoMed Ltd. *	381,347	553,602

		12,808,760

Austria - 1.5%
Mayr Melnhof Karton AG	15,100	2,691,982
Wienerberger AG	93,000	2,808,194

		5,500,176

Belgium - 1.5%
Econocom Group SA NV	529,000	2,343,468
Fagron	186,500	3,397,969

		5,741,437

Brazil - 2.6%
Hypera SA	495,442	4,028,220
LOG Commercial Properties e Participacoes SA	423,795	2,579,595
YDUQS Participacoes SA	732,355	3,221,036

		9,828,851

Canada - 2.6%
CCL Industries, Inc. Class B	52,300	2,359,493
ECN Capital Corp.	234,500	1,251,142
North West Co., Inc.	58,100	1,779,970
Open Text Corp.	105,500	4,473,507

		9,864,112

Cayman - 0.2%
Patria Investments Ltd. Class A	38,633	688,054

China - 3.4%
Best Pacific International Holdings Ltd. Class H	3,475,526	976,109
Far East Horizon Ltd.	3,143,657	2,809,238
Precision Tsugami China Corp. Ltd.	1,317,972	1,510,041
Qingdao Port International Co. Ltd. Class H ~	4,187,372	2,138,431
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	573,916	2,353,792
TravelSky Technology Ltd. Class H	1,588,128	2,278,238
Xingda International Holdings Ltd.	2,926,000	527,690

		12,593,539

Denmark - 0.6%
Spar Nord Bank AS	171,215	2,254,874

Finland - 2.1%
Huhtamaki OYJ	68,000	2,365,604
Kamux Corp.	176,800	2,177,844
Nanoform Finland PLC *	128,900	597,475
Rovio Entertainment OYJ ~	323,800	2,720,557

		7,861,480

France - 3.9%
Altarea SCA REIT	13,900	2,369,901
Antin Infrastructure Partners SA *	49,400	1,584,814

	Shares	Value
Elior Group SA * ~	457,400	$ 1,533,329
Lectra	43,700	2,076,971
Maisons du Monde SA ~	132,600	2,549,001
Thermador Groupe	22,100	2,310,347
Vicat SA	64,500	2,186,049

		14,610,412

Germany - 5.7%
DIC Asset AG	194,000	3,098,916
DWS Group GmbH & Co. KGaA ~	40,100	1,465,535
JOST Werke AG ~	44,900	1,808,396
Norma Group SE	59,873	1,719,198
Rheinmetall AG	10,570	2,234,165
Stabilus SA	36,200	1,796,570
Synlab AG *	118,600	2,090,699
Takkt AG	153,800	2,784,213
Talanx AG *	98,600	4,343,893

		21,341,585

Greece - 0.8%
Mytilineos SA	180,200	2,950,611

Hong Kong - 1.6%
ASM Pacific Technology Ltd.	286,156	2,880,856
Sino Land Co. Ltd.	1,426,057	1,838,773
Value Partners Group Ltd.	3,328,536	1,420,483

		6,140,112

Hungary - 0.5%
Richter Gedeon Nyrt	81,586	1,724,632

Indonesia - 1.0%
P.T. Ace Hardware Indonesia Tbk	13,141,764	937,880
P.T. Avia Avian Tbk *	24,866,083	1,350,430
P.T. Selamat Sempurna Tbk	15,802,700	1,562,391

		3,850,701

Ireland - 2.4%
AerCap Holdings NV *	51,687	2,598,822
Dalata Hotel Group PLC *	397,400	1,740,910
Irish Residential Properties REIT PLC REIT ◇	1,845,800	2,968,946
Mincon Group PLC	1,059,000	1,476,113

		8,784,791

Italy - 1.1%
Banca Generali SpA	52,700	1,949,906
Recordati Industria Chimica e Farmaceutica SpA	41,100	2,060,727

		4,010,633

Japan - 20.3%
Amano Corp.	107,600	1,924,072
ASKUL Corp.	138,200	1,814,106
Capcom Co. Ltd.	79,600	1,929,848
Daiichikosho Co. Ltd.	60,700	1,721,639
Daikyonishikawa Corp.	300,115	1,323,146
Daiwa Industries Ltd.	122,700	1,089,477
Dexerials Corp.	127,300	3,434,593
Dip Corp.	72,200	1,969,164
GMO internet, Inc.	110,000	2,497,595
Inaba Denki Sangyo Co. Ltd.	86,000	1,744,092
Isuzu Motors Ltd.	258,300	3,336,724
JAFCO Group Co. Ltd. *	101,800	1,551,691
Lixil Corp.	110,800	2,062,624
Maruwa Co. Ltd.	17,100	2,265,813
Meitec Corp.	37,200	2,015,184
Minebea Mitsumi, Inc.	119,100	2,593,992

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Mitani Corp.	81,900	$ 1,242,043
Nihon Parkerizing Co. Ltd.	262,700	1,991,797
Nishimoto Co. Ltd.	57,819	1,340,406
NSD Co. Ltd.	158,000	2,823,919
PALTAC Corp.	69,500	2,582,699
Park24 Co. Ltd. *	131,500	2,151,842
Persol Holdings Co. Ltd.	78,100	1,749,931
Renesas Electronics Corp. *	463,100	5,365,924
Roland Corp.	77,300	2,550,866
S Foods, Inc.	130,500	3,501,493
San-Ai Oil Co. Ltd.	232,100	1,777,546
Ship Healthcare Holdings, Inc.	149,600	2,423,598
Sugi Holdings Co. Ltd.	53,100	2,628,261
SUMCO Corp.	143,400	2,346,732
TechnoPro Holdings, Inc.	69,900	1,888,330
TIS, Inc.	137,500	3,217,855
TKC Corp.	39,200	1,063,720
Tsuruha Holdings, Inc.	26,800	1,701,752

		75,622,474

Mexico - 2.4%
Bolsa Mexicana de Valores SAB de CV	1,295,459	2,739,417
GCC SAB de CV	447,910	3,229,501
Gruma SAB de CV Class B	246,366	3,098,464

		9,067,382

Netherlands - 1.4%
Amsterdam Commodities NV *	111,100	3,003,535
Arcadis NV	46,600	2,093,750

		5,097,285

Norway - 0.7%
Europris ASA ~	305,200	1,958,666
Fjordkraft Holding ASA ~	206,700	788,275

		2,746,941

Peru - 0.7%
Intercorp Financial Services, Inc.	75,995	2,625,627

Philippines - 1.7%
Century Pacific Food, Inc.	6,486,655	2,945,916
Robinsons Land Corp.	8,353,849	3,296,448

		6,242,364

Singapore - 1.8%
Hour Glass Ltd.	958,982	1,643,436
HRnetgroup Ltd.	2,398,335	1,359,666
Mapletree Industrial Trust REIT	1,273,127	2,520,421
Wing Tai Holdings Ltd.	920,500	1,209,334

		6,732,857

South Korea - 1.8%
Hyundai Marine & Fire Insurance Co. Ltd.	72,214	1,907,555
Soulbrain Co. Ltd.	15,900	3,186,295
Vitzrocell Co. Ltd.	143,700	1,675,608

		6,769,458

Spain - 2.6%
Cia de Distribucion Integral Logista Holdings SA	166,700	3,049,053
CIE Automotive SA	102,700	2,340,306
Grupo Catalana Occidente SA	89,400	2,745,730
Indra Sistemas SA *	6,000	66,480
Prosegur Cia de Seguridad SA	761,000	1,649,638

		9,851,207

	Shares	Value
Sweden - 3.0%
BHG Group AB *	274,000	$ 1,807,470
Dustin Group AB ~	338,400	2,898,743
Granges AB	230,800	2,262,737
Hexpol AB	240,900	2,351,366
John Mattson Fastighetsforetagen AB *	66,900	1,175,432
Nordnet AB publ	43,400	776,927

		11,272,675

Taiwan - 2.7%
International Games System Co. Ltd.	116,675	3,105,737
Sporton International, Inc.	258,990	1,697,818
Test Research, Inc.	721,727	1,702,196
Tripod Technology Corp.	387,609	1,803,901
Yageo Corp.	111,672	1,666,942

		9,976,594

Tanzania - 0.4%
Helios Towers PLC *	894,240	1,355,625

Thailand - 0.8%
Star Petroleum Refining PCL	9,662,077	2,790,009

United Kingdom - 14.6%
Ashtead Technology Holdings PLC *	453,900	1,562,216
B&M European Value Retail SA	277,533	1,941,702
Biffa PLC ~	609,531	2,541,666
Bodycote PLC	192,128	1,586,448
Brewin Dolphin Holdings PLC	509,748	3,420,220
Bytes Technology Group PLC	193,633	1,266,234
Grainger PLC	770,204	2,937,392
Harbour Energy PLC *	511,276	3,232,458
Hiscox Ltd.	107,700	1,388,874
Hyve Group PLC *	1,023,681	954,053
Informa PLC *	368,943	2,890,672
J D Wetherspoon PLC *	256,614	2,613,866
JET2 PLC *	155,511	2,333,514
John Wood Group PLC *	1,262,468	2,662,716
Lancashire Holdings Ltd.	469,314	2,646,298
LSL Property Services PLC	415,621	2,118,404
On the Beach Group PLC * ~	558,049	1,719,075
Reach PLC	726,467	1,745,526
Sabre Insurance Group PLC ~	616,686	1,872,909
Savills PLC	115,885	1,685,122
Tate & Lyle PLC	501,494	4,807,380
Ultra Electronics Holdings PLC	33,100	1,438,155
Vistry Group PLC	153,082	1,883,551
WH Smith PLC *	165,854	3,097,785

		54,346,236

United States - 3.1%
Adient PLC *	47,600	1,940,652
Adtalem Global Education, Inc. *	63,700	1,892,527
Antero Resources Corp. *	86,441	2,639,044
GrafTech International Ltd.	197,191	1,896,977
Impro Precision Industries Ltd. ~	1,416,821	358,125
RHI Magnesita NV	90,800	2,881,349

		11,608,674

Total Common Stocks (Cost $371,146,772)		346,660,168

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.6%
iShares MSCI India	217,800	$9,707,346

Total Exchange-Traded Fund (Cost $10,566,876)		9,707,346

	Principal Amount
SHORT-TERM INVESTMENT - 3.9%
Repurchase Agreement - 3.9%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $14,595,390; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $14,887,302)	$14,595,390	14,595,390

Total Short-Term Investment (Cost $14,595,390)		14,595,390

TOTAL INVESTMENTS - 99.4% (Cost $396,309,038)		370,962,904

OTHER ASSETS & LIABILITIES, NET - 0.6%		2,249,584

NET ASSETS - 100.0%		$373,212,488

Notes to Schedule of Investments

(a)	Restricted securities as of March 31, 2022 were as follows

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC Acq 10/20/21	$3,345,250	$2,968,946	0.8%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$12,808,760	$1,234,442	$11,574,318	$-
	Austria	5,500,176	-	5,500,176	-
	Belgium	5,741,437	-	5,741,437	-
	Brazil	9,828,851	9,828,851	-	-
	Canada	9,864,112	9,864,112	-	-
	Cayman	688,054	688,054	-	-
	China	12,593,539	3,785,347	8,808,192	-
	Denmark	2,254,874	-	2,254,874	-
	Finland	7,861,480	3,318,032	4,543,448	-
	France	14,610,412	3,895,161	10,715,251	-
	Germany	21,341,585	-	21,341,585	-
	Greece	2,950,611	-	2,950,611	-
	Hong Kong	6,140,112	-	6,140,112	-
	Hungary	1,724,632	1,724,632	-	-
	Indonesia	3,850,701	3,850,701	-	-
	Ireland	8,784,791	8,784,791	-	-
	Italy	4,010,633	-	4,010,633	-
	Japan	75,622,474	-	75,622,474	-
	Mexico	9,067,382	9,067,382	-	-
	Netherlands	5,097,285	-	5,097,285	-
	Norway	2,746,941	1,958,666	788,275	-
	Peru	2,625,627	2,625,627	-	-
	Philippines	6,242,364	2,945,916	3,296,448	-
	Singapore	6,732,857	-	6,732,857	-
	South Korea	6,769,458	-	6,769,458	-
	Spain	9,851,207	-	9,851,207	-
	Sweden	11,272,675	1,175,432	10,097,243	-
	Taiwan	9,976,594	-	9,976,594	-
	Tanzania	1,355,625	1,355,625	-	-
	Thailand	2,790,009	-	2,790,009	-
	United Kingdom	54,346,236	6,665,929	47,680,307	-
	United States	11,608,674	8,727,325	2,881,349	-

	Total Common Stocks	346,660,168	81,496,025	265,164,143	-

	Exchange-Traded Fund	9,707,346	9,707,346	-	-
	Short-Term Investment	14,595,390	-	14,595,390	-

	Total	$370,962,904	$91,203,371	$279,759,533	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	112,030	$7,498,358

Total Preferred Stocks (Cost $8,427,388)		7,498,358

COMMON STOCKS - 96.4%
Argentina - 0.1%
YPF SA ADR *	240,961	1,163,842

Austria - 0.7%
Erste Group Bank AG	209,987	7,657,487

Belgium - 0.8%
Ageas SA NV	177,425	8,969,408

Brazil - 2.3%
Atacadao SA	471,647	2,230,913
Cia de Saneamento Basico do Estado de Sao Paulo	1,054,346	10,565,495
Telefonica Brasil SA	780,926	8,806,443
Ultrapar Participacoes SA	1,284,706	3,818,189

		25,421,040

Burkina Faso - 0.5%
Endeavour Mining PLC	201,646	5,001,834

Canada - 2.8%
ARC Resources Ltd.	425,373	5,695,912
Barrick Gold Corp. (TSE)	532,691	13,064,277
Cameco Corp. (NYSE)	211,892	6,166,057
Kinross Gold Corp.	1,048,224	6,163,557

		31,089,803

China - 0.7%
Dongfeng Motor Group Co. Ltd. Class H	9,961,928	7,451,798

Finland - 1.1%
Nokia OYJ (OMXH) *	2,177,900	11,993,733

France - 13.1%
AXA SA	601,896	17,620,098
BNP Paribas SA	225,032	12,859,370
Carrefour SA	394,099	8,576,402
Cie de Saint-Gobain	285,066	16,961,527
Dassault Aviation SA	37,758	5,962,630
Engie SA	1,127,952	14,829,182
Orange SA	859,807	10,181,230
Renault SA *	229,936	6,010,537
Rexel SA	240,646	5,137,267
SCOR SE	178,730	5,747,138
Societe Generale SA	416,453	11,163,993
TotalEnergies SE	537,220	27,183,073

		142,232,447

Germany - 3.3%
CECONOMY AG	554,549	2,089,872
Continental AG *	90,177	6,464,443

	Shares	Value
Daimler Truck Holding AG *	198,625	$5,508,861
Fresenius SE & Co. KGaA	367,366	13,488,373
Mercedes-Benz Group AG	116,638	8,186,761

		35,738,310

Hong Kong - 1.0%
CK Asset Holdings Ltd.	1,464,234	10,008,664
WH Group Ltd. ~	1,507,000	946,328

		10,954,992

India - 0.9%
Canara Bank *	1,543,644	4,607,930
Oil & Natural Gas Corp. Ltd.	1,729,338	3,718,855
Zee Entertainment Enterprises Ltd.	426,684	1,610,224

		9,937,009

Indonesia - 1.0%
P.T. Bank Mandiri Persero Tbk ADR	19,006,774	10,424,506

Ireland - 1.2%
AIB Group PLC	2,020,270	4,449,857
Bank of Ireland Group PLC *	1,335,607	8,493,275

		12,943,132

Italy - 4.2%
Assicurazioni Generali SpA	523,715	11,978,487
BPER Banca	1,830,617	3,192,824
Eni SpA	1,264,564	18,441,407
UniCredit SpA	1,155,563	12,465,911

		46,078,629

Japan - 26.1%
Alfresa Holdings Corp.	288,860	4,004,070
Alps Alpine Co. Ltd.	361,460	3,558,782
Benesse Holdings, Inc.	21,619	396,658
Chiyoda Corp. *	341,473	1,306,347
Dai-ichi Life Holdings, Inc.	533,297	10,837,015
DeNA Co. Ltd. *	274,688	4,172,834
Eisai Co. Ltd.	56,816	2,632,204
Fuji Media Holdings, Inc.	182,156	1,744,277
Hino Motors Ltd.	1,033,470	6,041,487
Honda Motor Co. Ltd.	726,337	20,588,631
Inpex Corp.	915,037	10,758,400
Isuzu Motors Ltd.	806,460	10,417,863
Japan Airlines Co. Ltd. *	437,310	8,152,900
JGC Holdings Corp.	672,608	8,039,380
Kamigumi Co. Ltd.	206,940	3,714,694
Kirin Holdings Co. Ltd.	446,150	6,663,988
Mitsubishi Estate Co. Ltd.	654,086	9,739,641
Mitsubishi Heavy Industries Ltd.	136,130	4,468,622
Mitsubishi Motors Corp. *	812,989	2,183,467
Mitsubishi UFJ Financial Group, Inc.	2,592,085	16,022,035
MS&AD Insurance Group Holdings, Inc.	337,070	10,943,961
Nikon Corp.	558,709	5,965,909
Nippon Television Holdings, Inc.	340,910	3,544,483
Nissan Motor Co. Ltd. *	1,660,071	7,376,238
Nomura Holdings, Inc.	797,318	3,353,333
Ono Pharmaceutical Co. Ltd.	531,920	13,332,784
Resona Holdings, Inc.	2,984,080	12,710,209
Shimamura Co. Ltd.	90,537	8,046,821
Stanley Electric Co. Ltd.	92,991	1,758,202
Subaru Corp.	542,150	8,610,960
Sumitomo Electric Industries Ltd.	748,730	8,900,356
Sumitomo Heavy Industries Ltd.	224,250	5,138,889
Sumitomo Mitsui Financial Group, Inc.	251,752	7,952,432
Sumitomo Mitsui Trust Holdings, Inc.	328,004	10,674,766
Sumitomo Rubber Industries Ltd.	120,780	1,106,660
T&D Holdings, Inc.	1,094,825	14,865,512

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Taiheiyo Cement Corp.	221,640	$3,652,254
Takeda Pharmaceutical Co. Ltd.	302,255	8,611,912
THK Co. Ltd.	298,611	6,571,098
Toppan, Inc.	91,130	1,607,528
Yamato Holdings Co. Ltd.	255,640	4,775,399

		284,943,001

Luxembourg - 0.5%
RTL Group SA *	106,782	5,920,360

Malaysia - 0.5%
CIMB Group Holdings Bhd	4,119,315	5,218,197

Mexico - 0.5%
America Movil SAB de CV Class L ADR	276,085	5,839,198

Netherlands - 5.0%
ABN AMRO Bank NV CVA ~	642,572	8,205,531
ING Groep NV	736,184	7,686,442
PostNL NV	764,660	2,914,242
Royal Dutch Shell PLC Class B	1,287,214	35,280,847

		54,087,062

Norway - 0.2%
Norsk Hydro ASA	211,873	2,058,531

Russia - 0.1%
Gazprom PJSC ADR (OTC) Ω ±	384	-
Gazprom PJSC ADR (SEAQ) Ω ±	312,850	-
LUKOIL PJSC ADR (OTC) Ω ±	24,064	-
Mobile TeleSystems PJSC ADR (b) Ω ±	327,186	-
Sberbank of Russia PJSC ADR (OTC) Ω ±	185	-
Sberbank of Russia PJSC ADR (SEAQ) Ω ±	231,814	-
VEON Ltd. ADR *	1,519,935	1,037,812

		1,037,812

South Africa - 1.9%
Anglo American PLC	256,408	13,323,554
MTN Group Ltd.	186,749	2,416,369
Old Mutual Ltd.	5,743,916	5,405,004

		21,144,927

South Korea - 4.8%
Coway Co. Ltd.	118,012	6,651,884
Hankook Tire & Technology Co. Ltd.	137,629	3,799,924
Hyundai Mobis Co. Ltd.	26,424	4,657,244
KB Financial Group, Inc.	261,918	13,125,724
KT Corp. ADR *	751,255	10,772,997
Shinhan Financial Group Co. Ltd.	392,884	13,345,763

		52,353,536

Spain - 1.3%
CaixaBank SA (SIBE)	4,112,532	13,949,215

Sweden - 0.5%
SKF AB Class B	346,825	5,655,313

Switzerland - 7.6%
Adecco Group AG	293,205	13,300,226
Holcim Ltd.	323,440	15,731,076
Julius Baer Group Ltd.	36,270	2,099,833
Novartis AG	250,899	22,026,800
The Swatch Group AG	19,795	5,612,354

	Shares	Value
UBS Group AG (XVTX)	1,223,077	$23,900,518

		82,670,807

Taiwan - 1.3%
Catcher Technology Co. Ltd.	1,179,393	5,916,823
Hon Hai Precision Industry Co. Ltd.	2,158,899	7,927,108

		13,843,931

Thailand - 1.3%
Kasikornbank PCL	2,173,247	10,502,908
Kasikornbank PCL NVDR	739,400	3,568,645

		14,071,553

Turkey - 0.7%
Turk Telekomunikasyon AS	4,782,243	3,396,389
Turkcell Iletisim Hizmetleri AS	2,627,594	4,036,735

		7,433,124

United Kingdom – 10.4%
Babcock International Group PLC *	1,035,802	4,397,937
BAE Systems PLC	1,416,115	13,299,370
BP PLC	4,877,533	23,911,508
British Land Co. PLC REIT	873,578	6,048,527
BT Group PLC	4,183,418	9,974,552
Centrica PLC *	3,850,745	4,028,077
easyJet PLC *	434,392	3,151,373
J Sainsbury PLC	2,267,656	7,505,448
Kingfisher PLC	1,313,862	4,385,205
Land Securities Group PLC REIT	600,029	6,156,179
Marks & Spencer Group PLC *	791,273	1,597,072
Standard Chartered PLC	1,971,999	13,090,140
WPP PLC	1,171,617	15,334,226

		112,879,614

Total Common Stocks (Cost $916,623,733)		1,050,164,151

EXCHANGE-TRADED FUND - 0.4%
iShares Core MSCI EAFE	62,482	4,343,124

Total Exchange-Traded Fund (Cost $4,341,790)		4,343,124

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $15,004,943; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $15,305,095)	$15,004,943	$15,004,943

Total Short-Term Investment (Cost $15,004,943)		15,004,943

TOTAL INVESTMENTS - 98.9% (Cost $944,397,854)		1,077,010,576

OTHER ASSETS & LIABILITIES, NET - 1.1%		12,515,177

NET ASSETS - 100.0%		$1,089,525,753

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$7,498,358	$-	$7,498,358	$-
	Common Stocks
	Argentina	1,163,842	1,163,842	-	-
	Austria	7,657,487	-	7,657,487	-
	Belgium	8,969,408	-	8,969,408	-
	Brazil	25,421,040	25,421,040	-	-
	Burkina Faso	5,001,834	5,001,834	-	-
	Canada	31,089,803	31,089,803	-	-
	China	7,451,798	-	7,451,798	-
	Finland	11,993,733	-	11,993,733	-
	France	142,232,447	10,181,230	132,051,217	-
	Germany	35,738,310	-	35,738,310	-
	Hong Kong	10,954,992	-	10,954,992	-
	India	9,937,009	-	9,937,009	-
	Indonesia	10,424,506	-	10,424,506	-
	Ireland	12,943,132	-	12,943,132	-
	Italy	46,078,629	-	46,078,629	-
	Japan	284,943,001	-	284,943,001	-
	Luxembourg	5,920,360	-	5,920,360	-
	Malaysia	5,218,197	-	5,218,197	-
	Mexico	5,839,198	5,839,198	-	-
	Netherlands	54,087,062	-	54,087,062	-
	Norway	2,058,531	-	2,058,531	-
	Russia	1,037,812	1,037,812	-	-
	South Africa	21,144,927	-	21,144,927	-
	South Korea	52,353,536	10,772,997	41,580,539	-
	Spain	13,949,215	-	13,949,215	-
	Sweden	5,655,313	-	5,655,313	-
	Switzerland	82,670,807	-	82,670,807	-
	Taiwan	13,843,931	-	13,843,931	-
	Thailand	14,071,553	-	14,071,553	-
	Turkey	7,433,124	7,433,124	-	-
	United Kingdom	112,879,614	-	112,879,614	-

	Total Common Stocks	1,050,164,151	97,940,880	952,223,271	-

	Exchange-Traded Fund	4,343,124	4,343,124	-	-
	Short-Term Investment	15,004,943	-	15,004,943	-

	Total	$1,077,010,576	$102,284,004	$974,726,572	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $ 11.50 Exp 07/16/25 *	3,646	$5,961
Health Assurance Acquisition Corp. Exercise @ $ 11.50 Exp 11/12/25 *	19,133	9,758
Nuvation Bio, Inc. Exercise @ $ 11.50 Exp 07/07/27 *	3,472	2,812

		18,531

Total Warrants (Cost $76,366)		18,531

COMMON STOCKS - 95.7%
Consumer, Non-Cyclical - 95.0%
10X Genomics, Inc. Class A *	6,520	495,976
Abbott Laboratories	133,539	15,805,676
AbbVie, Inc.	92,024	14,918,011
ABIOMED, Inc. *	11,083	3,671,133
Acumen Pharmaceuticals, Inc. *	33,055	129,245
Agiliti, Inc. *	60,923	1,285,475
agilon health, Inc. *	16,627	421,495
Agios Pharmaceuticals, Inc. *	8,091	235,529
Alcon, Inc. (Switzerland)	38,358	3,042,940
Align Technology, Inc. *	4,135	1,802,860
Alnylam Pharmaceuticals, Inc. *	11,977	1,955,724
Ambrx Biopharma, Inc. ADR *	21,548	88,778
Amedisys, Inc. *	16,158	2,783,862
AmerisourceBergen Corp.	38,945	6,025,181
Amgen, Inc.	48,465	11,719,806
Anthem, Inc.	27,288	13,404,411
Arcus Biosciences, Inc. *	6,645	209,716
Arcutis Biotherapeutics, Inc. *	34,856	671,327
Argenx SE ADR * (Netherlands)	4,080	1,286,465
AstraZeneca PLC (United Kingdom)	53,795	7,133,911
AstraZeneca PLC ADR (United Kingdom)	17,965	1,191,798
Avantor, Inc. *	94,629	3,200,353
Baxter International, Inc.	50,093	3,884,211
Biogen, Inc. *	28,750	6,054,750
BioMarin Pharmaceutical, Inc. *	25,087	1,934,208
Blueprint Medicines Corp. *	6,342	405,127
Boston Scientific Corp. *	216,022	9,567,614
Bristol-Myers Squibb Co.	78,041	5,699,334
CareMax, Inc. *	18,233	136,201
Centene Corp. *	51,822	4,362,894
Cerevel Therapeutics Holdings, Inc. *	14,624	511,986
Cigna Corp.	57,331	13,737,081
Connect Biopharma Holdings Ltd. ADR * (China)	8,985	27,135
Cooper Cos., Inc.	3,595	1,501,236
Daiichi Sankyo Co. Ltd. (Japan)	80,800	1,764,428
Danaher Corp.	47,655	13,978,641
Decibel Therapeutics, Inc. *	20,803	63,241
Design Therapeutics, Inc. *	11,344	183,206
Dexcom, Inc. *	7,390	3,780,724
Edwards Lifesciences Corp. *	55,600	6,545,232
Eli Lilly & Co.	64,232	18,394,118
Enanta Pharmaceuticals, Inc. *	2,470	175,815
Encompass Health Corp.	33,393	2,374,576
Exact Sciences Corp. *	11,685	817,015
Forma Therapeutics Holdings, Inc. *	9,996	92,963
Genmab AS * (Denmark)	2,689	971,141
Genmab AS ADR * (Denmark)	13,000	470,340
Gilead Sciences, Inc.	64,214	3,817,522
Global Blood Therapeutics, Inc. *	20,310	703,538
Guardant Health, Inc. *	9,220	610,733

	Shares	Value
Hansoh Pharmaceutical Group Co. Ltd. ~ (China)	774,507	$1,287,807
HCA Healthcare, Inc.	26,150	6,553,713
Helix Acquisition Corp. Class A SPAC *	10,006	111,067
Henry Schein, Inc. *	33,685	2,936,995
Horizon Therapeutics PLC *	16,305	1,715,449
ICON PLC * (Ireland)	9,845	2,394,501
IDEXX Laboratories, Inc. *	4,255	2,327,740
Illumina, Inc. *	7,982	2,788,911
Imago Biosciences, Inc. *	19,609	377,865
Immuneering Corp. Class A *	11,507	74,450
Immunocore Holdings PLC ADR * (United Kingdom)	7,997	239,110
Incyte Corp. *	21,108	1,676,397
Insulet Corp. *	2,815	749,888
Intuitive Surgical, Inc. *	25,776	7,776,104
IQVIA Holdings, Inc. *	16,505	3,816,121
IsoPlexis Corp. *	23,831	81,740
Johnson & Johnson	113,332	20,085,830
Krystal Biotech, Inc. *	4,362	290,248
LHC Group, Inc. *	16,858	2,842,259
Masimo Corp. *	11,896	1,731,344
McKesson Corp.	10,315	3,157,731
Medtronic PLC	66,204	7,345,334
Merck & Co., Inc.	136,814	11,225,589
Mersana Therapeutics, Inc. *	49,042	195,678
Mirati Therapeutics, Inc. *	6,806	559,589
Moderna, Inc. *	21,386	3,683,952
Monte Rosa Therapeutics, Inc. *	22,869	320,623
Nautilus Biotechnology, Inc. SPAC *	13,880	60,239
Neurocrine Biosciences, Inc. *	17,343	1,625,906
Nevro Corp. *	31,127	2,251,416
Novocure Ltd. *	8,335	690,555
Omnicell, Inc. *	4,945	640,328
Pfizer, Inc.	335,060	17,346,056
PMV Pharmaceuticals, Inc. *	13,585	282,840
Point Biopharma Global, Inc. SPAC *	23,300	185,701
Prothena Corp. PLC * (Ireland)	18,100	661,917
PTC Therapeutics, Inc. *	3,860	144,017
QIAGEN NV	18,170	890,330
Quest Diagnostics, Inc.	43,030	5,889,086
Rapid Micro Biosystems, Inc. Class A *	16,316	110,786
Regeneron Pharmaceuticals, Inc. *	9,605	6,708,324
ResMed, Inc.	14,829	3,596,181
REVOLUTION Medicines, Inc. *	8,295	211,606
Roche Holding AG (Switzerland)	4,167	1,648,722
Sanofi (France)	50,215	5,133,961
Sanofi ADR (France)	46,250	2,374,475
Sarepta Therapeutics, Inc. *	16,170	1,263,200
Seagen, Inc. *	52,041	7,496,506
Sierra Oncology Inc. * (Canada)	8,222	263,515
Stryker Corp.	30,020	8,025,847
Talaris Therapeutics, Inc. *	19,297	189,883
Tandem Diabetes Care, Inc. *	8,110	943,112
Teladoc Health, Inc. *	18,740	1,351,716
Teleflex, Inc.	9,409	3,338,596
Tenaya Therapeutics, Inc. *	19,591	230,782
Thermo Fisher Scientific, Inc.	30,516	18,024,275
TScan Therapeutics, Inc. *	23,807	66,660
UnitedHealth Group, Inc.	84,522	43,103,684
Vertex Pharmaceuticals, Inc. *	31,322	8,174,102
West Pharmaceutical Services, Inc.	2,070	850,170
Zimmer Biomet Holdings, Inc.	22,975	2,938,503
Zimvie, Inc. *	3,854	88,025
Zoetis, Inc.	44,909	8,469,388

		435,661,127

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Diversified - 0.2%
Health Assurance Acquisition Corp. Class A *	76,534	$753,860
Health Sciences Acquisitions Corp. 2 SPAC *	11,840	117,334
MedTech Acquisition Corp. Class A *	35,852	351,349

		1,222,543

Industrial - 0.5%
Agilent Technologies, Inc.	16,482	2,181,063

Total Common Stocks (Cost $353,329,286)		439,064,733

	Principal Amount
SHORT-TERM INVESTMENT - 4.3%
Repurchase Agreement - 4.3%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $19,536,525; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $19,927,323)	$19,536,525	19,536,525

Total Short-Term Investment (Cost $19,536,525)		19,536,525

TOTAL INVESTMENTS - 100.0% (Cost $372,942,177)		458,619,789

DERIVATIVES - (0.0%)		(69,741)

OTHER ASSETS & LIABILITIES, NET - 0.0%		170,415

NET ASSETS - 100.0%		$458,720,463

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	774,199	CHF	714,000	06/22	CIT	$-	($841)
USD	4,048,341	EUR	3,706,800	06/22	JPM	-	(63,588)
USD	2,937,989	GBP	2,241,200	06/22	DUB	-	(5,312)

Total Forward Foreign Currency Contracts						$-	($69,741)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$18,531	$18,531	$-	$-
	Common Stocks
	Consumer, Non-Cyclical	435,661,127	417,721,157	17,939,970	-
	Diversified	1,222,543	1,222,543	-	-
	Industrial	2,181,063	2,181,063	-	-

	Total Common Stocks	439,064,733	421,124,763	17,939,970	-

	Short-Term Investment	19,536,525	-	19,536,525	-

	Total Assets	458,619,789	421,143,294	37,476,495	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(69,741)	-	(69,741)

	Total Liabilities	(69,741)	-	(69,741)	-

	Total	$458,550,048	$421,143,294	$37,406,754	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Consumer, Cyclical - 3.4%
DR Horton, Inc.	91,737	$6,835,324
Marriott Vacations Worldwide Corp.	54,706	8,627,136
Travel & Leisure Co.	86,398	5,005,900

		20,468,360

Financial - 95.2%
Agree Realty Corp. REIT	112,768	7,483,284
Alexandria Real Estate Equities, Inc. REIT	100,627	20,251,184
American Assets Trust, Inc. REIT	51,503	1,951,449
American Homes 4 Rent Class A REIT	521,010	20,856,030
American Tower Corp. REIT	65,518	16,459,432
Apartment Income REIT Corp.	234,778	12,551,232
Apple Hospitality REIT, Inc.	344,218	6,185,597
AvalonBay Communities, Inc. REIT	129,012	32,042,710
Brandywine Realty Trust REIT	127,106	1,797,279
Broadstone Net Lease, Inc. REIT	360,513	7,851,973
Cousins Properties, Inc. REIT	270,405	10,894,617
CubeSmart REIT	250,465	13,031,694
DiamondRock Hospitality Co. REIT *	438,192	4,425,739
Digital Realty Trust, Inc. REIT	34,373	4,874,091
Equinix, Inc. REIT	46,864	34,755,280
Equity LifeStyle Properties, Inc. REIT	138,670	10,605,482
Essex Property Trust, Inc. REIT	78,858	27,243,862
Extra Space Storage, Inc. REIT	119,451	24,559,126
First Industrial Realty Trust, Inc. REIT	241,492	14,950,770
Healthcare Realty Trust, Inc. REIT	80,465	2,211,178
Healthcare Trust of America, Inc. Class A REIT	386,613	12,116,451
InvenTrust Properties Corp. REIT	217,184	6,684,924
Invitation Homes, Inc. REIT	569,083	22,865,755
Kilroy Realty Corp. REIT	183,964	14,058,529
Medical Properties Trust, Inc. REIT	499,763	10,564,990
MGM Growth Properties LLC Class A REIT	173,041	6,696,687
NETSTREIT Corp. REIT	92,250	2,070,090
Park Hotels & Resorts, Inc. REIT	191,442	3,738,862
Prologis, Inc. REIT	274,312	44,295,902
PS Business Parks, Inc. REIT	50,532	8,493,419
Public Storage REIT	38,591	15,061,295
Regency Centers Corp. REIT	189,535	13,521,427
Rexford Industrial Realty, Inc. REIT	171,036	12,757,575
Sabra Health Care REIT, Inc.	541,653	8,065,213
Simon Property Group, Inc. REIT	53,644	7,057,405
STORE Capital Corp. REIT	355,893	10,402,752
Sun Communities, Inc. REIT	129,170	22,642,209
Terreno Realty Corp. REIT	152,424	11,286,997
Ventas, Inc. REIT	472,302	29,169,372
VICI Properties, Inc. REIT	502,430	14,299,158
Welltower, Inc. REIT	94,175	9,053,984
Weyerhaeuser Co. REIT	90,739	3,439,008

		563,324,013

Total Common Stocks (Cost $459,833,791)		583,792,373

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $6,406,885; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $6,535,028)	$6,406,885	$6,406,885

Total Short-Term Investment (Cost $6,406,885)		6,406,885

TOTAL INVESTMENTS - 99.7% (Cost $466,240,676)		590,199,258

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,698,296

NET ASSETS - 100.0%		$591,897,554

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$583,792,373	$583,792,373	$-	$-
	Short-Term Investment	6,406,885	-	6,406,885	-

	Total	$590,199,258	$583,792,373	$6,406,885	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Communications - 26.8%
Alphabet, Inc. Class A *	9,531	$26,509,047
Amazon.com, Inc. *	8,408	27,409,660
Booking Holdings, Inc. *	3,585	8,419,193
Charter Communications, Inc. Class A *	1,482	808,461
JD.com, Inc. Class A * (China)	2,800	79,562
MercadoLibre, Inc. * (Argentina)	415	493,634
Meta Platforms, Inc. Class A *	12,164	2,704,787
Netflix, Inc. *	2,864	1,072,826
Pinterest, Inc. Class A *	13,810	339,864
Q2 Holdings, Inc. *	15,813	974,872
Tencent Holdings Ltd. (China)	50,500	2,327,764
Uber Technologies, Inc. *	11,108	396,333
Wix.com Ltd. * (Israel)	7,840	818,966

		72,354,969

Consumer, Non-Cyclical - 12.9%
Bio-Techne Corp.	1,345	582,439
Clarivate PLC *	100,422	1,683,073
Dun & Bradstreet Holdings, Inc. *	89,684	1,571,264
Equifax, Inc.	6,269	1,486,380
FleetCor Technologies, Inc. *	13,473	3,355,585
Global Payments, Inc.	59,221	8,103,802
Guardant Health, Inc. *	8,809	583,508
Maravai LifeSciences Holdings, Inc. Class A *	29,454	1,038,843
Morningstar, Inc.	4,515	1,233,362
Nuvei Corp. * ~ (Canada)	12,623	951,648
Paya Holdings, Inc. *	205,079	1,201,763
PayPal Holdings, Inc. *	32,617	3,772,156
S&P Global, Inc.	4,010	1,644,822
TransUnion	15,223	1,573,145
Verisk Analytics, Inc.	10,651	2,286,024
WEX, Inc. *	20,839	3,718,719

		34,786,533

Financial - 9.9%
Arthur J Gallagher & Co.	17,278	3,016,739
Charles Schwab Corp.	31,354	2,643,456
CME Group, Inc.	9,651	2,295,587
Mastercard, Inc. Class A	34,942	12,487,572
Tradeweb Markets, Inc. Class A	16,443	1,444,846
Visa, Inc. Class A	21,222	4,706,403

		26,594,603

Technology - 45.9%
Accenture PLC Class A	8,211	2,768,995
Activision Blizzard, Inc.	25,432	2,037,357
Adobe, Inc. *	19,489	8,879,578
Advanced Micro Devices, Inc. *	55,906	6,112,762
Apple, Inc.	18,522	3,234,126
Asana, Inc. Class A *	3,033	121,229
Atlassian Corp. PLC Class A *	6,115	1,796,770
Avalara, Inc. *	6,280	624,923
Black Knight, Inc. *	30,346	1,759,765
Constellation Software, Inc. (Canada)	1,805	3,085,458
Descartes Systems Group, Inc. * (Canada)	26,000	1,903,596
Endava PLC ADR * (United Kingdom)	20,171	2,683,348
Fidelity National Information Services, Inc.	45,590	4,578,148
Freshworks, Inc. Class A *	13,634	244,321
HubSpot, Inc. *	3,520	1,671,789
Intuit, Inc.	11,361	5,462,823
KLA Corp.	9,344	3,420,465
Lam Research Corp.	7,439	3,999,281
Marvell Technology, Inc.	50,216	3,600,989

	Shares	Value
Micron Technology, Inc.	31,377	$2,443,955
Microsoft Corp.	105,356	32,482,308
MSCI, Inc.	2,269	1,141,035
NVIDIA Corp.	36,660	10,003,048
Paycor HCM, Inc. *	45,430	1,322,467
Qualtrics International, Inc. Class A *	17,607	502,680
Rakus Co. Ltd. (Japan)	5,600	75,165
RingCentral, Inc. Class A *	10,935	1,281,691
Salesforce.com, Inc. *	27,063	5,746,016
ServiceNow, Inc. *	8,760	4,878,356
Take-Two Interactive Software, Inc. *	11,522	1,771,392
TaskUS, Inc. Class A * (Philippines)	34,771	1,337,293
Thoughtworks Holding, Inc. *	90,917	1,891,983
Topicus.com, Inc. * (Netherlands)	14,491	1,080,899

		123,944,011

Total Common Stocks (Cost $186,827,511)		257,680,116

	Principal Amount
SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $12,340,843; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $12,587,697)	$12,340,843	12,340,843

Total Short-Term Investment (Cost $12,340,843)		12,340,843

TOTAL INVESTMENTS - 100.1% (Cost $199,168,354)		270,020,959

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(255,561)

NET ASSETS - 100.0%		$269,765,398

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$72,354,969	$69,947,643	$2,407,326	$-
	Consumer, Non-Cyclical	34,786,533	34,786,533	-	-
	Financial	26,594,603	26,594,603	-	-
	Technology	123,944,011	123,868,846	75,165	-

	Total Common Stocks	257,680,116	255,197,625	2,482,491	-

	Short-Term Investment	12,340,843	-	12,340,843	-

	Total	$270,020,959	$255,197,625	$14,823,334	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

ESG DIVERSIFIED PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.2%
Affiliated Mutual Fund - 12.5%
Pacific Funds ESG Core Bond Class I	250,078	$2,293,216

Unaffiliated Mutual Funds - 87.7%
Calvert Green Bond Fund Class R6	152,807	2,290,580
Calvert Small Cap Fund Class R6	24,331	832,592
Calvert US Mid Cap Core Responsible Index Fund Class I	34,193	1,283,255
Fidelity International Sustainability Index Fund Institutional	179,334	2,191,459
Fidelity US Sustainability Index Fund Institutional	342,966	6,842,180
Goldman Sachs ESG Emerging Markets Equity Fund Class R6	24,643	272,549
JPMorgan High Yield Fund Class R6	239,911	1,655,387
PIMCO Low Duration ESG Fund Institutional	79,046	730,389

		16,098,391

Total Mutual Funds (Cost $18,435,258)		18,391,607

TOTAL INVESTMENTS - 100.2% (Cost $18,435,258)		18,391,607

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(29,943)

NET ASSETS - 100.0%		$18,361,664

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$18,391,607	$18,391,607	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

ESG DIVERSIFIED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.2%
Affiliated Mutual Fund - 5.0%
Pacific Funds ESG Core Bond Class I	66,996	$614,354

Unaffiliated Mutual Funds - 95.2%
Calvert Green Bond Fund Class R6	40,947	613,789
Calvert Small Cap Fund Class R6	25,409	869,482
Calvert US Mid Cap Core Responsible Index Fund Class I	29,602	1,110,978
Fidelity International Sustainability Index Fund Institutional	165,925	2,027,604
Fidelity US Sustainability Index Fund Institutional	277,499	5,536,112
Goldman Sachs ESG Emerging Markets Equity Fund Class R6	33,181	366,978
JPMorgan High Yield Fund Class R6	124,997	862,477
PIMCO Low Duration ESG Fund Institutional	39,826	367,990

		11,755,410

Total Mutual Funds (Cost $12,915,092)		12,369,764

TOTAL INVESTMENTS - 100.2% (Cost $12,915,092)		12,369,764

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(30,320)

NET ASSETS - 100.0%		$12,339,444

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$12,369,764	$12,369,764	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%
DFA Intermediate Government Fixed Income Portfolio Institutional	4,380,548	$51,997,108
DFA Intermediate Term Extended Quality Portfolio Institutional	6,166,250	63,635,701
DFA Large Cap International Portfolio Institutional	1,734,226	45,003,164
DFA Short-Term Extended Quality Portfolio Institutional	2,508,796	26,191,828
DFA US Core Equity 1 Portfolio Institutional	2,824,094	98,221,994
DFA US Large Company Portfolio Institutional	2,008,278	64,726,791
DFA VA International Small Portfolio Institutional	589,902	7,456,362
DFA VA US Large Value Portfolio Institutional	564,221	18,743,409

Total Mutual Funds (Cost $353,788,971)		375,976,357

TOTAL INVESTMENTS - 100.0% (Cost $353,788,971)		375,976,357

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(112,717)

NET ASSETS - 100.0%		$375,863,640

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$375,976,357	$375,976,357	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	3,005,303	$33,294,103
PD Aggregate Bond Index Portfolio Class P *	19,101,118	250,727,749
PD High Yield Bond Market Portfolio Class P *	3,749,490	68,102,951
PD Large-Cap Growth Index Portfolio Class P *	986,713	73,758,425
PD Large-Cap Value Index Portfolio Class P *	1,730,621	74,456,906
PD Mid-Cap Index Portfolio Class P *	3,188,365	41,362,955
PD Small-Cap Growth Index Portfolio Class P *	90,942	3,755,688
PD Small-Cap Value Index Portfolio Class P *	354,211	12,582,139
PD Emerging Markets Index Portfolio Class P *	410,461	7,751,044
PD International Large-Cap Index Portfolio Class P *	2,259,760	53,285,154

Total Affiliated Mutual Funds (Cost $535,416,798)		619,077,114

TOTAL INVESTMENTS - 100.0% (Cost $535,416,798)		619,077,114

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(154,755)

NET ASSETS - 100.0%		$618,922,359

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$619,077,114	$619,077,114	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	9,769,704	$108,233,185
PD Aggregate Bond Index Portfolio Class P *	53,548,189	702,891,679
PD High Yield Bond Market Portfolio Class P *	12,224,455	222,035,936
PD Large-Cap Growth Index Portfolio Class P *	7,117,316	532,030,858
PD Large-Cap Value Index Portfolio Class P *	11,658,611	501,591,152
PD Mid-Cap Index Portfolio Class P *	18,952,724	245,875,436
PD Small-Cap Growth Index Portfolio Class P *	754,800	31,171,593
PD Small-Cap Value Index Portfolio Class P *	2,000,475	71,060,020
PD Emerging Markets Index Portfolio Class P *	2,665,287	50,330,601
PD International Large-Cap Index Portfolio Class P *	14,430,525	340,271,799

Total Affiliated Mutual Funds (Cost $2,227,189,704)		2,805,492,259

TOTAL INVESTMENTS - 100.0% (Cost $2,227,189,704)		2,805,492,259

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(628,776)

NET ASSETS - 100.0%		$2,804,863,483

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,805,492,259	$2,805,492,259	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	4,034,503	$44,696,045
PD Aggregate Bond Index Portfolio Class P *	15,029,315	197,279,890
PD High Yield Bond Market Portfolio Class P *	6,492,213	117,919,746
PD Large-Cap Growth Index Portfolio Class P *	5,509,138	411,816,997
PD Large-Cap Value Index Portfolio Class P *	9,076,153	390,485,451
PD Mid-Cap Index Portfolio Class P *	14,541,331	188,646,031
PD Small-Cap Growth Index Portfolio Class P *	1,159,690	47,892,679
PD Small-Cap Value Index Portfolio Class P *	2,048,047	72,749,859
PD Emerging Markets Index Portfolio Class P *	3,707,511	70,011,681
PD International Large-Cap Index Portfolio Class P *	12,838,481	302,731,417

Total Affiliated Mutual Funds (Cost $1,515,680,118)		1,844,229,796

TOTAL INVESTMENTS - 100.0% (Cost $1,515,680,118)		1,844,229,796

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(385,027)

NET ASSETS - 100.0%		$1,843,844,769

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,844,229,796	$1,844,229,796	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	4,531,805	$55,082,962
Diversified Bond Portfolio Class P *	26,008,668	384,413,468
Floating Rate Income Portfolio Class P *	4,491,473	62,762,117
High Yield Bond Portfolio Class P *	9,385,101	97,896,956
Inflation Managed Portfolio Class P *	4,227,042	61,885,025
Intermediate Bond Portfolio Class P *	12,383,333	116,440,602
Managed Bond Portfolio Class P *	11,329,136	174,385,490
Short Duration Bond Portfolio Class P *	15,205,500	165,979,117
Emerging Markets Debt Portfolio Class P *	2,902,268	35,220,287
Dividend Growth Portfolio Class P *	469,733	18,185,716
Equity Index Portfolio Class P *	106,726	12,598,517
Focused Growth Portfolio Class P *	284,940	16,109,230
Growth Portfolio Class P *	206,666	12,772,822
Large-Cap Growth Portfolio Class P *	504,758	12,708,054
Large-Cap Value Portfolio Class P *	521,917	19,493,054
Main Street Core Portfolio Class P *	172,904	12,489,296
Mid-Cap Equity Portfolio Class P *	200,202	8,429,734
Mid-Cap Growth Portfolio Class P *	557,393	16,920,974
Mid-Cap Value Portfolio Class P *	410,879	16,677,857
Small-Cap Equity Portfolio Class P *	271,160	10,436,966
Small-Cap Value Portfolio Class P *	290,412	10,359,471
Value Portfolio Class P *	786,363	18,095,168
Value Advantage Portfolio Class P *	681,940	17,320,279
Emerging Markets Portfolio Class P *	386,080	7,501,458
International Growth Portfolio Class P *	418,410	3,592,726
International Large-Cap Portfolio Class P *	461,313	6,329,438
International Small-Cap Portfolio Class P *	408,228	6,911,130
International Value Portfolio Class P *	688,111	11,105,963

Total Affiliated Mutual Funds (Cost $1,289,714,960)		1,392,103,877

TOTAL INVESTMENTS - 100.0% (Cost $1,289,714,960)		1,392,103,877

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(284,463)

NET ASSETS - 100.0%		$1,391,819,414

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,392,103,877	$1,392,103,877	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	5,415,081	$65,818,966
Diversified Bond Portfolio Class P *	31,195,568	461,076,918
Floating Rate Income Portfolio Class P *	5,722,134	79,958,898
High Yield Bond Portfolio Class P *	13,481,201	140,623,798
Inflation Managed Portfolio Class P *	4,680,510	68,523,924
Intermediate Bond Portfolio Class P *	14,804,024	139,202,385
Managed Bond Portfolio Class P *	13,506,174	207,895,897
Short Duration Bond Portfolio Class P *	9,034,683	98,620,151
Emerging Markets Debt Portfolio Class P *	2,546,811	30,906,669
Dividend Growth Portfolio Class P *	1,303,624	50,469,848
Equity Index Portfolio Class P *	288,881	34,101,075
Focused Growth Portfolio Class P *	821,721	46,456,479
Growth Portfolio Class P *	592,449	36,615,868
Large-Cap Growth Portfolio Class P *	1,395,012	35,121,538
Large-Cap Value Portfolio Class P *	1,364,248	50,953,290
Main Street Core Portfolio Class P *	463,138	33,453,629
Mid-Cap Equity Portfolio Class P *	420,920	17,723,349
Mid-Cap Growth Portfolio Class P *	1,086,173	32,973,337
Mid-Cap Value Portfolio Class P *	1,049,363	42,594,392
Small-Cap Equity Portfolio Class P *	347,135	13,361,279
Small-Cap Growth Portfolio Class P *	95,816	3,185,721
Small-Cap Index Portfolio Class P *	429,346	14,248,997
Small-Cap Value Portfolio Class P *	287,635	10,260,404
Value Portfolio Class P *	2,071,396	47,665,354
Value Advantage Portfolio Class P *	1,830,323	46,487,509
Emerging Markets Portfolio Class P *	1,700,503	33,040,425
International Growth Portfolio Class P *	3,664,976	31,469,744
International Large-Cap Portfolio Class P *	3,005,423	41,235,818
International Small-Cap Portfolio Class P *	1,196,000	20,247,791
International Value Portfolio Class P *	3,745,192	60,446,591
Real Estate Portfolio Class P *	515,242	20,462,896

Total Affiliated Mutual Funds (Cost $1,735,952,542)		2,015,202,940

TOTAL INVESTMENTS - 100.0% (Cost $1,735,952,542)		2,015,202,940

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(407,926)

NET ASSETS - 100.0%		$2,014,795,014

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,015,202,940	$2,015,202,940	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	17,775,396	$216,055,509
Diversified Bond Portfolio Class P *	102,441,899	1,514,112,368
Floating Rate Income Portfolio Class P *	21,244,851	296,867,367
High Yield Bond Portfolio Class P *	40,958,263	427,239,856
Inflation Managed Portfolio Class P *	11,347,571	166,131,486
Intermediate Bond Portfolio Class P *	48,593,960	456,929,492
Managed Bond Portfolio Class P *	44,300,937	681,909,082
Short Duration Bond Portfolio Class P *	34,523,416	376,848,254
Emerging Markets Debt Portfolio Class P *	7,232,037	87,763,928
Dividend Growth Portfolio Class P *	8,394,715	325,001,651
Equity Index Portfolio Class P *	1,865,392	220,200,711
Focused Growth Portfolio Class P *	5,592,953	316,200,892
Growth Portfolio Class P *	4,153,333	256,693,848
Large-Cap Growth Portfolio Class P *	9,877,144	248,672,035
Large-Cap Value Portfolio Class P *	8,149,900	304,390,511
Main Street Core Portfolio Class P *	2,990,418	216,005,610
Mid-Cap Equity Portfolio Class P *	2,425,419	102,125,096
Mid-Cap Growth Portfolio Class P *	7,147,442	216,977,485
Mid-Cap Value Portfolio Class P *	5,110,090	207,422,136
Small-Cap Equity Portfolio Class P *	2,486,231	95,695,296
Small-Cap Growth Portfolio Class P	1,656,969	55,091,560
Small-Cap Index Portfolio Class P *	1,839,920	61,062,650
Small-Cap Value Portfolio Class P *	2,653,125	94,641,319
Value Portfolio Class P *	12,760,455	293,633,609
Value Advantage Portfolio Class P *	11,024,629	280,009,409
Emerging Markets Portfolio Class P *	7,528,885	146,284,654
International Growth Portfolio Class P *	22,629,371	194,309,742
International Large-Cap Portfolio Class P *	16,663,192	228,626,830
International Small-Cap Portfolio Class P *	5,092,379	86,211,912
International Value Portfolio Class P *	19,731,313	318,459,123
Real Estate Portfolio Class P *	3,300,280	131,070,988

Total Affiliated Mutual Funds (Cost $7,135,807,073)		8,622,644,409

TOTAL INVESTMENTS - 100.0% (Cost $7,135,807,073)		8,622,644,409

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,636,699)

NET ASSETS - 100.0%		$8,621,007,710

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$8,622,644,409	$8,622,644,409	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	10,455,498	$127,083,980
Diversified Bond Portfolio Class P *	60,231,989	890,241,210
Floating Rate Income Portfolio Class P *	8,288,874	115,825,530
High Yield Bond Portfolio Class P *	22,368,534	233,328,481
Inflation Managed Portfolio Class P *	10,301,352	150,814,560
Intermediate Bond Portfolio Class P *	28,366,179	266,727,460
Managed Bond Portfolio Class P *	26,185,814	403,069,227
Short Duration Bond Portfolio Class P *	17,434,136	190,306,307
Emerging Markets Debt Portfolio Class P *	6,551,772	79,508,611
Dividend Growth Portfolio Class P *	10,646,726	412,188,318
Equity Index Portfolio Class P *	2,379,210	280,854,418
Focused Growth Portfolio Class P *	7,507,906	424,463,889
Growth Portfolio Class P *	5,551,549	343,109,561
Large-Cap Growth Portfolio Class P *	13,259,076	333,817,309
Large-Cap Value Portfolio Class P *	9,868,546	368,580,208
Main Street Core Portfolio Class P *	3,809,986	275,205,124
Mid-Cap Equity Portfolio Class P *	3,171,977	133,559,791
Mid-Cap Growth Portfolio Class P *	8,539,640	259,240,928
Mid-Cap Value Portfolio Class P *	7,087,749	287,696,674
Small-Cap Equity Portfolio Class P *	2,660,232	102,392,616
Small-Cap Growth Portfolio Class P *	1,436,063	47,746,799
Small-Cap Index Portfolio Class P *	2,062,637	68,454,103
Small-Cap Value Portfolio Class P *	2,730,338	97,395,609
Value Portfolio Class P *	15,208,085	349,956,563
Value Advantage Portfolio Class P *	13,441,864	341,403,618
Emerging Markets Portfolio Class P *	11,052,020	214,738,437
International Growth Portfolio Class P *	35,517,746	304,977,280
International Large-Cap Portfolio Class P *	19,977,857	274,105,581
International Small-Cap Portfolio Class P *	6,997,794	118,469,827
International Value Portfolio Class P *	18,582,505	299,917,625
Real Estate Portfolio Class P *	3,004,416	119,320,705

Total Affiliated Mutual Funds (Cost $6,234,842,400)		7,914,500,349

TOTAL INVESTMENTS - 100.0% (Cost $6,234,842,400)		7,914,500,349

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,474,626)

NET ASSETS - 100.0%		$7,913,025,723

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$7,914,500,349	$7,914,500,349	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	1,186,511	$14,421,744
Diversified Bond Portfolio Class P *	6,717,030	99,279,091
Floating Rate Income Portfolio Class P *	1,933,018	27,011,246
High Yield Bond Portfolio Class P *	5,231,974	54,575,258
Inflation Managed Portfolio Class P *	1,204,951	17,640,811
Intermediate Bond Portfolio Class P *	3,223,593	30,311,477
Managed Bond Portfolio Class P *	2,890,170	44,487,396
Short Duration Bond Portfolio Class P *	1,630,955	17,803,061
Emerging Markets Debt Portfolio Class P *	1,532,968	18,603,239
Dividend Growth Portfolio Class P *	2,785,930	107,857,378
Equity Index Portfolio Class P *	621,165	73,325,609
Focused Growth Portfolio Class P *	1,990,596	112,539,490
Growth Portfolio Class P *	1,472,119	90,983,250
Large-Cap Growth Portfolio Class P *	3,488,396	87,825,655
Large-Cap Value Portfolio Class P *	2,533,005	94,605,183
Main Street Core Portfolio Class P *	993,190	71,740,675
Mid-Cap Equity Portfolio Class P *	793,298	33,402,748
Mid-Cap Growth Portfolio Class P *	2,311,968	70,185,234
Mid-Cap Value Portfolio Class P *	1,675,888	68,025,461
Small-Cap Equity Portfolio Class P *	813,609	31,315,891
Small-Cap Growth Portfolio Class P *	1,064,684	35,399,024
Small-Cap Index Portfolio Class P *	628,138	20,846,450
Small-Cap Value Portfolio Class P *	891,314	31,794,617
Value Portfolio Class P *	3,913,473	90,053,781
Value Advantage Portfolio Class P *	3,431,020	87,142,872
Emerging Markets Portfolio Class P *	4,555,628	88,514,896
International Growth Portfolio Class P *	9,733,001	83,573,553
International Large-Cap Portfolio Class P *	5,738,752	78,738,374
International Small-Cap Portfolio Class P *	3,248,905	55,002,652
International Value Portfolio Class P *	5,633,668	90,926,183
Real Estate Portfolio Class P *	939,755	37,322,454

Total Affiliated Mutual Funds (Cost $1,426,777,283)		1,865,254,753

TOTAL INVESTMENTS - 100.0% (Cost $1,426,777,283)		1,865,254,753

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(359,205)

NET ASSETS - 100.0%		$1,864,895,548

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,865,254,753	$1,865,254,753	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.8%
Basic Materials - 1.4%
BHP Billiton Finance USA Ltd. (Australia) 3.850% due 09/30/23	$150,000	$153,221
Celanese US Holdings LLC 4.625% due 11/15/22	300,000	304,605
DuPont de Nemours, Inc. 4.205% due 11/15/23	405,000	414,637
Fibria Overseas Finance Ltd. (Brazil) 4.000% due 01/14/25	250,000	254,436
Freeport-McMoRan, Inc. 4.550% due 11/14/24	350,000	361,062
LYB International Finance BV 4.000% due 07/15/23	113,000	114,832
Mosaic Co. 3.250% due 11/15/22	250,000	251,759
Nutrien Ltd. (Canada) 1.900% due 05/13/23	170,000	168,820
Sherwin-Williams Co. 3.125% due 06/01/24	150,000	151,041
Steel Dynamics, Inc. 2.800% due 12/15/24	150,000	148,521
Westlake Corp. 0.875% due 08/15/24	250,000	239,948

		2,562,882

Communications - 4.2%
Alibaba Group Holding Ltd. (China)
2.800% due 06/06/23	250,000	249,172
3.600% due 11/28/24	250,000	251,156
Amazon.com, Inc.
0.250% due 05/12/23	150,000	147,785
0.400% due 06/03/23	385,000	378,855
0.450% due 05/12/24	535,000	515,385
3.800% due 12/05/24	250,000	257,766
AT&T, Inc.
0.900% due 03/25/24	400,000	387,486
3.000% due 06/30/22	200,000	200,238
3.950% due 01/15/25	300,000	306,933
Baidu, Inc. (China) 3.875% due 09/29/23	250,000	252,750
Bell Canada (Canada) 0.750% due 03/17/24	250,000	241,198
Booking Holdings, Inc. 3.650% due 03/15/25	150,000	152,667
Cisco Systems, Inc. 2.200% due 09/20/23	200,000	200,444
Comcast Corp.
3.375% due 02/15/25	250,000	253,966
3.700% due 04/15/24	500,000	510,658
Discovery Communications LLC 3.900% due 11/15/24	200,000	202,191
Expedia Group, Inc. 3.600% due 12/15/23	250,000	252,222
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% due 11/01/24	250,000	253,035
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25 ~	110,000	109,323
4.100% due 10/01/23	350,000	355,462
Thomson Reuters Corp. (Canada) 4.300% due 11/23/23	350,000	357,445
Verizon Communications, Inc. 0.750% due 03/22/24	680,000	658,499
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	300,000	306,515
Walt Disney Co.
1.750% due 08/30/24	500,000	491,402

	Principal Amount	Value
3.350% due 03/24/25	$250,000	$253,677
Weibo Corp. (China) 3.500% due 07/05/24	250,000	244,254

		7,790,484

Consumer, Cyclical - 7.8%
American Honda Finance Corp.
0.650% due 09/08/23	535,000	521,672
0.750% due 08/09/24	165,000	157,325
0.875% due 07/07/23	665,000	653,973
1.500% due 01/13/25	200,000	192,899
2.400% due 06/27/24	250,000	248,371
AutoNation, Inc. 3.500% due 11/15/24	250,000	249,362
AutoZone, Inc. 3.125% due 07/15/23	300,000	302,352
Brunswick Corp. 0.850% due 08/18/24	250,000	236,541
Dollar General Corp. 3.250% due 04/15/23	200,000	201,523
General Motors Co.
4.875% due 10/02/23	300,000	309,204
5.400% due 10/02/23	750,000	776,335
General Motors Financial Co., Inc.
1.050% due 03/08/24	345,000	332,259
1.200% due 10/15/24	115,000	109,273
1.700% due 08/18/23	320,000	316,706
2.900% due 02/26/25	350,000	342,202
3.500% due 11/07/24	250,000	250,703
Genuine Parts Co. 1.750% due 02/01/25	250,000	238,965
Hasbro, Inc. 3.000% due 11/19/24	250,000	248,218
Home Depot, Inc. 2.700% due 04/15/25	135,000	134,635
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	165,000	162,323
Hyatt Hotels Corp.
1.300% due 10/01/23	60,000	58,501
1.800% due 10/01/24	90,000	86,674
Lennar Corp.
4.500% due 04/30/24	350,000	359,037
4.750% due 11/15/22	250,000	252,566
Magallanes, Inc.
3.528% due 03/15/24 ~	500,000	499,921
3.638% due 03/15/25 ~	250,000	251,785
Magna International, Inc. (Canada) 3.625% due 06/15/24	250,000	252,804
Marriott International, Inc. 3.750% due 03/15/25	150,000	151,413
McDonald’s Corp. 3.350% due 04/01/23	250,000	253,220
NIKE, Inc. 2.400% due 03/27/25	150,000	149,096
NVR, Inc. 3.950% due 09/15/22	100,000	100,420
O’Reilly Automotive, Inc. 3.800% due 09/01/22	250,000	250,783
PACCAR Financial Corp.
due 04/07/25 #	100,000	99,974
0.350% due 08/11/23	340,000	331,368
0.350% due 02/02/24	80,000	77,118
0.500% due 08/09/24	140,000	133,774
0.800% due 06/08/23	30,000	29,523
Southwest Airlines Co. 4.750% due 05/04/23	210,000	214,500
Starbucks Corp. 3.850% due 10/01/23	250,000	254,393
Stellantis NV 5.250% due 04/15/23	250,000	255,489

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Toyota Motor Corp. (Japan) 0.681% due 03/25/24	$200,000	$193,193
Toyota Motor Credit Corp.
0.400% due 04/06/23	345,000	339,728
0.450% due 01/11/24	250,000	241,594
0.500% due 08/14/23	590,000	576,096
0.500% due 06/18/24	250,000	238,825
0.625% due 09/13/24	690,000	656,273
1.450% due 01/13/25	150,000	144,653
Walgreens Boots Alliance, Inc. 0.950% due 11/17/23	500,000	487,480
Walmart, Inc.
2.850% due 07/08/24	500,000	505,882
3.300% due 04/22/24	350,000	356,046
3.400% due 06/26/23	450,000	457,941
Whirlpool Corp. 4.700% due 06/01/22	200,000	200,943
WW Grainger, Inc. 1.850% due 02/15/25	150,000	145,699

		14,591,553

Consumer, Non-Cyclical - 13.7%
AbbVie, Inc.
2.600% due 11/21/24	350,000	347,902
2.850% due 05/14/23	200,000	201,295
3.750% due 11/14/23	385,000	392,565
3.800% due 03/15/25	350,000	356,851
3.850% due 06/15/24	200,000	204,060
Aetna, Inc.
2.800% due 06/15/23	200,000	200,851
3.500% due 11/15/24	250,000	252,903
Altria Group, Inc. 4.000% due 01/31/24	250,000	254,948
AmerisourceBergen Corp. 3.250% due 03/01/25	150,000	150,203
Amgen, Inc. 1.900% due 02/21/25	250,000	243,257
Anthem, Inc.
2.375% due 01/15/25	250,000	246,734
3.300% due 01/15/23	250,000	251,964
Astrazeneca Finance LLC (United Kingdom) 0.700% due 05/28/24	200,000	192,270
AstraZeneca PLC (United Kingdom) 0.300% due 05/26/23	190,000	186,025
BAT Capital Corp. (United Kingdom) 2.789% due 09/06/24	250,000	246,923
Baxter International, Inc. 1.322% due 11/29/24 ~	500,000	477,918
Becton Dickinson & Co. 3.734% due 12/15/24	500,000	508,537
Bristol-Myers Squibb Co.
0.537% due 11/13/23	230,000	223,708
2.900% due 07/26/24	750,000	755,956
Campbell Soup Co. 3.950% due 03/15/25	250,000	254,646
Cigna Corp.
0.613% due 03/15/24	100,000	95,968
3.000% due 07/15/23	150,000	150,941
3.500% due 06/15/24	350,000	354,338
3.750% due 07/15/23	217,000	220,230
CommonSpirit Health 2.950% due 11/01/22	250,000	251,356
Conagra Brands, Inc. 0.500% due 08/11/23	85,000	82,324
Constellation Brands, Inc.
4.250% due 05/01/23	250,000	254,765
4.750% due 11/15/24	150,000	156,155
CVS Health Corp.
2.750% due 12/01/22	250,000	251,270
4.100% due 03/25/25	250,000	256,448

	Principal Amount	Value
DH Europe Finance II SARL 2.200% due 11/15/24	$250,000	$245,108
Diageo Capital PLC (United Kingdom)
2.125% due 10/24/24	250,000	245,909
2.625% due 04/29/23	350,000	351,471
Equifax, Inc. 3.300% due 12/15/22	250,000	251,372
General Mills, Inc. 3.700% due 10/17/23	250,000	254,175
Gilead Sciences, Inc.
0.750% due 09/29/23	439,000	428,940
2.500% due 09/01/23	200,000	200,425
3.500% due 02/01/25	350,000	354,954
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	500,000	488,665
Global Payments, Inc.
1.500% due 11/15/24	460,000	440,210
4.000% due 06/01/23	200,000	202,638
GSK Consumer Healthcare Capital UK PLC (United Kingdom) 3.125% due 03/24/25	700,000	698,800
GSK Consumer Healthcare Capital US LLC 3.024% due 03/24/24 ~	250,000	250,009
HCA, Inc.
4.750% due 05/01/23	500,000	512,784
5.000% due 03/15/24	250,000	259,267
Humana, Inc.
0.650% due 08/03/23	350,000	341,613
3.850% due 10/01/24	150,000	152,509
J M Smucker Co. 3.500% due 03/15/25	250,000	253,376
Johnson & Johnson 2.625% due 01/15/25	350,000	352,022
Kellogg Co. 2.650% due 12/01/23	250,000	250,199
Keurig Dr Pepper, Inc.
0.750% due 03/15/24	85,000	81,926
4.057% due 05/25/23	276,000	280,953
Kroger Co. 3.850% due 08/01/23	250,000	253,832
Laboratory Corp. of America Holdings
3.250% due 09/01/24	250,000	251,228
3.600% due 02/01/25	250,000	252,723
Medtronic, Inc. 3.500% due 03/15/25	250,000	255,307
Merck & Co., Inc.
2.750% due 02/10/25	250,000	250,728
2.800% due 05/18/23	250,000	252,081
Moody’s Corp. 2.625% due 01/15/23	250,000	251,315
Mylan, Inc. 4.200% due 11/29/23	250,000	254,215
Novartis Capital Corp. (Switzerland)
1.750% due 02/14/25	250,000	244,131
3.400% due 05/06/24	500,000	509,289
PayPal Holdings, Inc.
1.350% due 06/01/23	560,000	558,575
2.400% due 10/01/24	185,000	184,272
PepsiCo, Inc.
0.400% due 10/07/23	130,000	127,019
0.750% due 05/01/23	345,000	340,217
PerkinElmer, Inc. 0.850% due 09/15/24	250,000	237,382
Pfizer, Inc.
3.000% due 06/15/23	200,000	202,560
3.200% due 09/15/23	600,000	609,486
Philip Morris International, Inc. 2.875% due 05/01/24	500,000	501,216
Quanta Services, Inc. 0.950% due 10/01/24	250,000	237,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Quest Diagnostics, Inc. 3.500% due 03/30/25	$250,000	$252,732
Reynolds American, Inc. (United Kingdom) 4.850% due 09/15/23	500,000	512,383
Royalty Pharma PLC 0.750% due 09/02/23	535,000	519,695
Sanofi (France) 3.375% due 06/19/23	200,000	202,620
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	140,000	140,450
Stryker Corp. 0.600% due 12/01/23	355,000	344,518
Takeda Pharmaceutical Co. Ltd. (Japan) 4.400% due 11/26/23	500,000	512,613
Thermo Fisher Scientific, Inc. 1.215% due 10/18/24	500,000	481,237
Tyson Foods, Inc. 3.950% due 08/15/24	250,000	255,014
Unilever Capital Corp. (United Kingdom)
0.375% due 09/14/23	100,000	97,501
0.626% due 08/12/24	165,000	158,060
3.250% due 03/07/24	250,000	253,257
UnitedHealth Group, Inc.
0.550% due 05/15/24	165,000	158,182
3.500% due 06/15/23	450,000	456,035
3.500% due 02/15/24	250,000	254,677
Zimmer Biomet Holdings, Inc. 1.450% due 11/22/24	180,000	172,803

		25,465,227

Energy - 7.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.231% due 12/15/23	80,000	78,131
Boardwalk Pipelines LP 4.950% due 12/15/24	500,000	516,863
BP Capital Markets America, Inc. 2.750% due 05/10/23	200,000	201,031
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	150,000	152,969
3.535% due 11/04/24	100,000	101,656
3.814% due 02/10/24	700,000	714,908
Chevron Corp.
1.141% due 05/11/23	435,000	429,736
2.895% due 03/03/24	250,000	252,955
Chevron USA, Inc.
0.426% due 08/11/23	75,000	73,358
3.900% due 11/15/24	350,000	360,687
ConocoPhillips Co.
2.125% due 03/08/24	200,000	198,259
2.400% due 03/07/25	200,000	197,836
Continental Resources, Inc. 3.800% due 06/01/24	285,000	286,372
Coterra Energy, Inc. 4.375% due 06/01/24 ~	150,000	153,121
Enbridge, Inc. (Canada)
0.550% due 10/04/23	80,000	77,572
2.150% due 02/16/24	45,000	44,449
2.500% due 01/15/25	250,000	245,875
2.500% due 02/14/25	40,000	39,142
3.500% due 06/10/24	250,000	252,876
Energy Transfer LP
3.600% due 02/01/23	300,000	301,820
4.200% due 09/15/23	250,000	253,425
5.875% due 01/15/24	250,000	260,548
Energy Transfer LP/Regency Energy Finance Corp. 4.500% due 11/01/23	250,000	253,921
Enterprise Products Operating LLC 3.750% due 02/15/25	200,000	203,766
Exxon Mobil Corp.

	Principal Amount	Value
1.571% due 04/15/23	$250,000	$249,328
2.992% due 03/19/25	500,000	502,566
3.176% due 03/15/24	350,000	355,039
Halliburton Co. 3.500% due 08/01/23	300,000	302,896
Hess Corp. 3.500% due 07/15/24	250,000	251,755
Kinder Morgan, Inc. 3.150% due 01/15/23	350,000	351,979
MPLX LP
4.500% due 07/15/23	200,000	203,420
4.875% due 12/01/24	500,000	518,280
ONEOK, Inc. 7.500% due 09/01/23	250,000	263,004
Phillips 66 Partners LP 2.450% due 12/15/24	250,000	245,978
Pioneer Natural Resources Co. 0.550% due 05/15/23	50,000	48,917
Plains All American Pipeline LP/PAA Finance Corp. 3.600% due 11/01/24	350,000	351,361
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	250,000	255,892
5.625% due 03/01/25	150,000	158,693
5.750% due 05/15/24	500,000	523,555
Schlumberger Investment SA 3.650% due 12/01/23	500,000	508,249
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	100,000	97,457
2.000% due 11/07/24	350,000	345,585
3.500% due 11/13/23	250,000	254,671
Suncor Energy, Inc. (Canada) 2.800% due 05/15/23	65,000	65,133
Total Capital Canada Ltd. (France) 2.750% due 07/15/23	400,000	401,770
Total Capital International SA (France)
2.434% due 01/10/25	350,000	347,933
2.700% due 01/25/23	250,000	251,410
TransCanada PipeLines Ltd. (Canada) 1.000% due 10/12/24	400,000	380,375
Williams Cos., Inc.
3.900% due 01/15/25	350,000	355,253
4.300% due 03/04/24	200,000	204,565
4.500% due 11/15/23	250,000	255,334

		13,701,674

Financial - 46.0%
AerCap Ireland Capital DAC/AerCap Global
1.150% due 10/29/23	360,000	344,803
1.650% due 10/29/24	685,000	647,493
1.750% due 10/29/24	285,000	268,804
4.875% due 01/16/24	350,000	354,882
Affiliated Managers Group, Inc. 4.250% due 02/15/24	350,000	358,744
Aflac, Inc. 3.625% due 11/15/24	250,000	256,098
Air Lease Corp.
0.700% due 02/15/24	200,000	191,191
0.800% due 08/18/24	85,000	80,134
2.250% due 01/15/23	250,000	250,199
2.300% due 02/01/25	150,000	144,421
2.625% due 07/01/22	200,000	200,176
Aircastle Ltd. 4.400% due 09/25/23	250,000	251,118
Allstate Corp. 3.150% due 06/15/23	250,000	252,480
Ally Financial, Inc.
1.450% due 10/02/23	65,000	63,508
3.050% due 06/05/23	135,000	135,576
5.125% due 09/30/24	350,000	365,539

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
American Express Co.
0.750% due 11/03/23	$150,000	$146,390
2.250% due 03/04/25	160,000	157,278
3.000% due 10/30/24	250,000	251,106
3.700% due 08/03/23	750,000	764,007
American Tower Corp. REIT
3.000% due 06/15/23	200,000	200,721
3.375% due 05/15/24	750,000	752,783
Ares Capital Corp. 4.200% due 06/10/24	250,000	251,997
AvalonBay Communities, Inc. REIT 3.500% due 11/15/24	250,000	252,803
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	200,000	194,415
Banco Santander SA (Spain)
0.701% due 06/30/24	715,000	694,419
3.496% due 03/24/25	200,000	200,214
3.848% due 04/12/23	200,000	202,718
Bank of America Corp.
0.523% due 06/14/24	350,000	340,344
0.810% due 10/24/24	1,000,000	968,025
0.976% due 04/22/25	1,250,000	1,198,981
0.981% due 09/25/25	500,000	474,310
1.486% due 05/19/24	250,000	246,488
1.530% due 12/06/25	350,000	334,953
1.843% due 02/04/25	400,000	391,275
2.456% due 10/22/25	500,000	491,594
3.366% due 01/23/26	250,000	250,288
3.384% due 04/02/26	350,000	349,677
3.864% due 07/23/24	1,150,000	1,163,343
4.200% due 08/26/24	500,000	512,417
Bank of Montreal (Canada)
0.400% due 09/15/23	170,000	165,024
0.450% due 12/08/23	430,000	415,472
0.625% due 07/09/24	285,000	271,057
1.500% due 01/10/25	145,000	139,009
2.150% due 03/08/24	300,000	297,176
Bank of New York Mellon Corp.
0.350% due 12/07/23	415,000	401,438
0.500% due 04/26/24	250,000	239,565
0.850% due 10/25/24	200,000	191,604
3.450% due 08/11/23	500,000	506,869
3.500% due 04/28/23	250,000	253,522
Bank of Nova Scotia (Canada)
0.400% due 09/15/23	200,000	194,405
0.550% due 09/15/23	150,000	145,942
0.650% due 07/31/24	485,000	461,675
0.700% due 04/15/24	250,000	239,975
1.450% due 01/10/25	190,000	182,527
2.440% due 03/11/24	300,000	298,785
3.400% due 02/11/24	250,000	253,472
Barclays PLC (United Kingdom)
1.007% due 12/10/24	345,000	331,430
3.650% due 03/16/25	250,000	251,181
3.932% due 05/07/25	750,000	756,487
4.338% due 05/16/24	200,000	203,183
BGC Partners, Inc. 5.375% due 07/24/23	250,000	255,846
Blackstone Private Credit Fund
2.350% due 11/22/24 ~	200,000	190,895
2.700% due 01/15/25 ~	115,000	109,936
4.700% due 03/24/25 ~	200,000	203,003
Blackstone Secured Lending Fund 3.650% due 07/14/23	100,000	100,601
BNP Paribas SA (France) 4.250% due 10/15/24	250,000	255,755
Boston Properties LP REIT 3.200% due 01/15/25	350,000	350,132
BPCE SA (France) 4.000% due 04/15/24	350,000	355,998
Brixmor Operating Partnership LP 3.850% due 02/01/25	150,000	151,242

	Principal Amount	Value
Brookfield Asset Management, Inc. (Canada) 4.000% due 01/15/25	$350,000	$354,428
Canadian Imperial Bank of Commerce (Canada) due 04/07/25 #	35,000	34,984
0.450% due 06/22/23	185,000	180,678
0.500% due 12/14/23	250,000	241,552
0.950% due 06/23/23	190,000	186,525
1.000% due 10/18/24	150,000	142,609
3.100% due 04/02/24	250,000	251,373
3.500% due 09/13/23	250,000	253,811
Capital One Financial Corp.
1.343% due 12/06/24	160,000	155,250
2.636% due 03/03/26	435,000	426,111
3.200% due 02/05/25	500,000	500,921
3.300% due 10/30/24	400,000	402,506
Charles Schwab Corp. 0.750% due 03/18/24	400,000	386,969
Chubb INA Holdings, Inc.
3.150% due 03/15/25	150,000	151,705
3.350% due 05/15/24	250,000	253,735
Citigroup, Inc.
0.776% due 10/30/24	1,250,000	1,208,212
0.981% due 05/01/25	850,000	810,918
1.281% due 11/03/25	650,000	619,138
3.290% due 03/17/26	250,000	249,333
3.352% due 04/24/25	250,000	250,726
3.500% due 05/15/23	250,000	252,721
4.044% due 06/01/24	200,000	202,618
CME Group, Inc. 3.000% due 03/15/25	150,000	151,116
Comerica, Inc. 3.700% due 07/31/23	250,000	253,397
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	435,000	418,283
1.375% due 01/10/25	100,000	95,739
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	290,000	277,655
0.520% due 08/09/23	350,000	340,684
1.000% due 05/05/23	750,000	739,052
3.625% due 09/09/24	250,000	253,008
Credit Suisse Group AG (Switzerland) 3.750% due 03/26/25	250,000	249,258
Crown Castle International Corp. REIT 3.200% due 09/01/24	250,000	250,488
CyrusOne LP/CyrusOne Finance Corp. REIT 2.900% due 11/15/24	250,000	250,686
Deutsche Bank AG (Germany)
0.898% due 05/28/24	400,000	381,151
0.962% due 11/08/23	150,000	145,509
1.447% due 04/01/25	250,000	238,947
2.222% due 09/18/24	550,000	538,247
3.961% due 11/26/25	250,000	250,036
Discover Bank 4.200% due 08/08/23	300,000	305,183
Equinix, Inc. 2.625% due 11/18/24	250,000	246,639
Fifth Third Bancorp
1.625% due 05/05/23	90,000	89,250
2.375% due 01/28/25	250,000	244,557
3.650% due 01/25/24	250,000	253,181
First Horizon Corp. 3.550% due 05/26/23	100,000	100,640
FS KKR Capital Corp.
1.650% due 10/12/24	200,000	188,681
4.625% due 07/15/24	250,000	252,659
Goldman Sachs BDC, Inc. 3.750% due 02/10/25	250,000	249,747
Goldman Sachs Group, Inc.
0.657% due 09/10/24	850,000	822,552
0.855% due 02/12/26	500,000	466,301
0.925% due 10/21/24	350,000	339,448
1.217% due 12/06/23	250,000	244,092

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
1.757% due 01/24/25	$280,000	$273,150
3.000% due 03/15/24	350,000	349,732
3.272% due 09/29/25	500,000	501,233
3.850% due 07/08/24	500,000	509,388
4.000% due 03/03/24	150,000	153,134
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	200,000	193,537
1.162% due 11/22/24	300,000	289,848
2.633% due 11/07/25	350,000	341,603
2.999% due 03/10/26	200,000	196,227
3.600% due 05/25/23	400,000	404,691
3.803% due 03/11/25	750,000	753,905
3.950% due 05/18/24	650,000	656,796
Huntington National Bank 3.550% due 10/06/23	250,000	252,916
ING Groep NV (Netherlands)
3.550% due 04/09/24	500,000	506,444
3.869% due 03/28/26	250,000	251,377
Intercontinental Exchange, Inc.
0.700% due 06/15/23	220,000	216,825
4.000% due 10/15/23	323,000	329,445
JPMorgan Chase & Co.
0.563% due 02/16/25	750,000	717,245
0.768% due 08/09/25	315,000	298,842
0.824% due 06/01/25	755,000	720,535
0.969% due 06/23/25	750,000	716,672
1.514% due 06/01/24	1,000,000	986,750
1.561% due 12/10/25	250,000	239,424
2.301% due 10/15/25	250,000	245,009
2.595% due 02/24/26	500,000	490,710
3.220% due 03/01/25	250,000	251,000
3.559% due 04/23/24	750,000	757,392
3.797% due 07/23/24	600,000	607,034
4.023% due 12/05/24	850,000	863,971
KeyBank NA 0.433% due 06/14/24	250,000	244,148
Kimco Realty Corp. REIT 3.300% due 02/01/25	150,000	149,442
Lincoln National Corp. 4.000% due 09/01/23	250,000	253,243
Lloyds Banking Group PLC (United Kingdom)
0.695% due 05/11/24	200,000	194,931
3.511% due 03/18/26	200,000	199,161
3.870% due 07/09/25	250,000	252,779
3.900% due 03/12/24	250,000	253,948
4.050% due 08/16/23	250,000	254,544
4.500% due 11/04/24	250,000	255,622
Main Street Capital Corp. 5.200% due 05/01/24	250,000	255,301
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25	250,000	252,019
3.875% due 03/15/24	250,000	255,352
MetLife, Inc. 4.368% due 09/15/23	250,000	257,345
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.848% due 09/15/24	850,000	824,221
0.962% due 10/11/25	350,000	330,209
2.193% due 02/25/25	250,000	241,936
2.801% due 07/18/24	500,000	497,308
3.407% due 03/07/24	250,000	252,724
3.761% due 07/26/23	250,000	253,912
Mizuho Financial Group, Inc. (Japan)
0.849% due 09/08/24	200,000	193,973
1.241% due 07/10/24	300,000	293,711
Morgan Stanley
0.731% due 04/05/24	480,000	470,364
0.790% due 05/30/25	250,000	237,692
0.791% due 01/22/25	250,000	240,148
0.864% due 10/21/25	750,000	706,896
1.164% due 10/21/25	555,000	527,705
2.630% due 02/18/26	300,000	294,500
3.737% due 04/24/24	1,200,000	1,212,559

	Principal Amount	Value
3.875% due 04/29/24	$500,000	$510,277
4.100% due 05/22/23	350,000	356,494
Nasdaq, Inc. 4.250% due 06/01/24	350,000	361,092
National Australia Bank Ltd. (Australia) 3.625% due 06/20/23	250,000	254,139
National Bank of Canada (Canada) 0.550% due 11/15/24	350,000	336,942
Natwest Group PLC (United Kingdom)
2.359% due 05/22/24	200,000	198,493
3.875% due 09/12/23	220,000	222,331
4.269% due 03/22/25	500,000	506,042
4.519% due 06/25/24	300,000	304,615
5.125% due 05/28/24	350,000	360,805
Nomura Holdings, Inc. (Japan) 2.648% due 01/16/25	350,000	340,789
Oaktree Specialty Lending Corp. 3.500% due 02/25/25	150,000	146,583
Office Properties Income Trust 4.500% due 02/01/25	150,000	149,852
Old Republic International Corp. 4.875% due 10/01/24	150,000	155,018
Omega Healthcare Investors, Inc. REIT
4.375% due 08/01/23	52,000	52,827
4.500% due 01/15/25	400,000	406,949
ORIX Corp. (Japan) 2.900% due 07/18/22	200,000	200,787
Owl Rock Capital Corp. 5.250% due 04/15/24	350,000	357,999
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	190,000	190,303
PNC Bank NA 2.500% due 08/27/24	500,000	496,329
PNC Financial Services Group, Inc. 3.500% due 01/23/24	250,000	253,625
Prudential Financial, Inc. 5.625% due 06/15/43	200,000	201,750
Royal Bank of Canada (Canada)
0.425% due 01/19/24	645,000	622,842
0.500% due 10/26/23	520,000	504,128
0.650% due 07/29/24	200,000	190,354
0.750% due 10/07/24	500,000	474,742
1.600% due 01/21/25	150,000	144,290
Santander Holdings USA, Inc. 3.500% due 06/07/24	250,000	250,859
Santander UK Group Holdings PLC (United Kingdom)
1.089% due 03/15/25	250,000	237,953
4.796% due 11/15/24	350,000	358,120
Simon Property Group LP REIT 3.375% due 10/01/24	350,000	354,252
SITE Centers Corp. REIT 3.625% due 02/01/25	250,000	250,386
Sixth Street Specialty Lending, Inc. 3.875% due 11/01/24	350,000	349,112
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	250,555
Sumitomo Mitsui Banking Corp. (Japan)
3.000% due 01/18/23	250,000	251,885
3.950% due 07/19/23	250,000	254,469
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.508% due 01/12/24	650,000	625,445
2.448% due 09/27/24	350,000	344,117
SVB Financial Group 3.500% due 01/29/25	250,000	251,554
Svenska Handelsbanken AB (Sweden) 3.900% due 11/20/23	300,000	306,457
Synchrony Financial 4.250% due 08/15/24	500,000	507,360
Toronto-Dominion Bank (Canada)
0.300% due 06/02/23	250,000	244,319
0.450% due 09/11/23	500,000	486,412
0.550% due 03/04/24	250,000	240,742

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
0.750% due 06/12/23	$165,000	$162,065
1.250% due 12/13/24	130,000	125,032
2.350% due 03/08/24	200,000	198,944
2.650% due 06/12/24	500,000	499,598
3.500% due 07/19/23	200,000	203,342
Truist Bank 2.150% due 12/06/24	750,000	738,517
Truist Financial Corp.
2.500% due 08/01/24	250,000	248,510
3.750% due 12/06/23	250,000	254,799
US Bancorp 3.375% due 02/05/24	250,000	253,538
US Bank NA
2.050% due 01/21/25	500,000	489,877
2.800% due 01/27/25	350,000	349,960
3.400% due 07/24/23	250,000	253,414
Ventas Realty LP REIT 2.650% due 01/15/25	350,000	343,711
Vornado Realty LP REIT 3.500% due 01/15/25	250,000	249,231
Wells Fargo & Co.
0.805% due 05/19/25	310,000	296,172
1.654% due 06/02/24	1,010,000	998,271
2.406% due 10/30/25	250,000	244,891
3.000% due 02/19/25	500,000	499,364
3.300% due 09/09/24	250,000	252,799
4.125% due 08/15/23	1,250,000	1,278,276
Welltower, Inc. REIT 3.625% due 03/15/24	250,000	252,775
Western Union Co. 2.850% due 01/10/25	250,000	247,356
Westpac Banking Corp. (Australia)
1.019% due 11/18/24	135,000	129,358
2.350% due 02/19/25	850,000	835,671
3.300% due 02/26/24	250,000	253,444
Willis North America, Inc. 3.600% due 05/15/24	150,000	150,970

		85,686,734

Industrial - 7.2%
3M Co.
2.000% due 02/14/25	250,000	244,817
3.250% due 02/14/24	250,000	253,378
Agilent Technologies, Inc. 3.875% due 07/15/23	250,000	253,859
Arrow Electronics, Inc. 3.250% due 09/08/24	350,000	350,902
Berry Global, Inc. 0.950% due 02/15/24	250,000	239,498
Boeing Co.
1.167% due 02/04/23	220,000	218,345
1.433% due 02/04/24	335,000	324,212
1.950% due 02/01/24	250,000	244,580
2.700% due 05/01/22	85,000	85,096
2.850% due 10/30/24	150,000	149,494
4.508% due 05/01/23	500,000	508,750
Burlington Northern Santa Fe LLC 3.850% due 09/01/23	200,000	204,383
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	225,000	215,944
2.900% due 02/01/25	150,000	149,466
Carlisle Cos., Inc.
0.550% due 09/01/23	40,000	38,775
3.500% due 12/01/24	150,000	151,385
Carrier Global Corp. 2.242% due 02/15/25	350,000	341,080
Caterpillar Financial Services Corp.
0.450% due 09/14/23	430,000	419,351
0.450% due 05/17/24	150,000	143,586
0.600% due 09/13/24	300,000	286,145
0.650% due 07/07/23	100,000	98,087

	Principal Amount	Value
0.950% due 01/10/24	$400,000	$389,912
2.150% due 11/08/24	500,000	496,318
CNH Industrial Capital LLC 1.950% due 07/02/23	180,000	178,222
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	250,000	255,241
CSX Corp. 3.400% due 08/01/24	250,000	253,205
Fortune Brands Home & Security, Inc. 4.000% due 09/21/23	250,000	255,022
General Dynamics Corp. 3.375% due 05/15/23	150,000	151,876
Huntington Ingalls Industries, Inc. 0.670% due 08/16/23 ~	250,000	242,710
Jabil, Inc. 4.700% due 09/15/22	200,000	202,281
John Deere Capital Corp.
0.400% due 10/10/23	275,000	267,899
0.450% due 01/17/24	200,000	193,349
0.450% due 06/07/24	165,000	157,271
0.625% due 09/10/24	70,000	67,047
0.700% due 07/05/23	200,000	196,417
0.900% due 01/10/24	120,000	116,840
1.250% due 01/10/25	120,000	115,621
2.125% due 03/07/25	65,000	64,016
2.650% due 06/24/24	500,000	500,927
3.450% due 03/13/25	150,000	153,003
Johnson Controls International PLC 3.625% due 07/02/24	250,000	253,416
Keysight Technologies, Inc. 4.550% due 10/30/24	250,000	257,123
Legrand France SA (France) 8.500% due 02/15/25	100,000	114,583
Lockheed Martin Corp. 2.900% due 03/01/25	250,000	251,671
Norfolk Southern Corp. 3.000% due 04/01/22	200,000	200,000
Northrop Grumman Corp.
2.930% due 01/15/25	100,000	100,311
3.250% due 08/01/23	300,000	303,347
Owens Corning 4.200% due 12/01/24	150,000	153,528
Packaging Corp. of America 3.650% due 09/15/24	350,000	354,768
Parker-Hannifin Corp. 3.500% due 09/15/22	200,000	201,571
Republic Services, Inc. 2.500% due 08/15/24	350,000	346,571
Ryder System, Inc. 3.750% due 06/09/23	100,000	101,191
TD SYNNEX Corp. 1.250% due 08/09/24 ~	250,000	237,725
Teledyne Technologies, Inc.
0.650% due 04/01/23	200,000	196,696
0.950% due 04/01/24	200,000	192,131
Union Pacific Corp.
3.500% due 06/08/23	150,000	151,986
4.163% due 07/15/22	200,000	200,155
United Parcel Service, Inc. 2.500% due 04/01/23	200,000	201,133
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/24	211,000	215,037
WRKCo, Inc. 3.750% due 03/15/25	250,000	252,815

		13,464,068

Technology - 7.1%
Adobe, Inc. 3.250% due 02/01/25	250,000	253,466
Advanced Micro Devices, Inc. 2.950% due 06/01/24	350,000	350,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Apple, Inc.
0.750% due 05/11/23	$745,000	$735,850
2.300% due 05/11/22	500,000	499,789
2.500% due 02/09/25	350,000	349,367
2.750% due 01/13/25	500,000	501,119
3.450% due 05/06/24	500,000	510,993
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625% due 01/15/24	500,000	506,124
Dell International LLC/EMC Corp.
4.000% due 07/15/24	250,000	255,594
5.450% due 06/15/23	227,000	233,975
Fidelity National Information Services, Inc. 0.600% due 03/01/24	335,000	320,938
Fiserv, Inc.
2.750% due 07/01/24	350,000	349,196
3.800% due 10/01/23	350,000	355,604
Genpact Luxembourg SARL 3.375% due 12/01/24	250,000	249,348
Hewlett Packard Enterprise Co.
1.450% due 04/01/24	250,000	242,798
4.450% due 10/02/23	250,000	256,189
Intel Corp.
2.700% due 12/15/22	400,000	403,087
3.400% due 03/25/25	250,000	253,974
International Business Machines Corp.
3.000% due 05/15/24	600,000	604,259
3.375% due 08/01/23	250,000	253,488
3.625% due 02/12/24	250,000	254,629
Intuit, Inc. 0.650% due 07/15/23	65,000	63,616
KLA Corp. 4.650% due 11/01/24	250,000	259,172
Leidos, Inc. 2.950% due 05/15/23	35,000	35,118
Marvell Technology, Inc. 4.200% due 06/22/23	250,000	254,180
Microchip Technology, Inc. 4.333% due 06/01/23	200,000	203,262
Microsoft Corp.
2.000% due 08/08/23	1,000,000	1,003,373
2.700% due 02/12/25	250,000	251,775
2.875% due 02/06/24	350,000	354,588
NVIDIA Corp. 0.584% due 06/14/24	500,000	479,828
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24 ~	250,000	256,996
Oracle Corp.
2.400% due 09/15/23	600,000	598,027
2.950% due 11/15/24	700,000	696,383
Salesforce.com, Inc.
0.625% due 07/15/24	345,000	330,591
3.250% due 04/11/23	200,000	202,594
Texas Instruments, Inc. 1.375% due 03/12/25	150,000	144,441
VMware, Inc.
0.600% due 08/15/23	145,000	140,986
1.000% due 08/15/24	155,000	147,919

		13,163,478

Utilities - 5.1%
Ameren Corp. 2.500% due 09/15/24	500,000	493,712
American Electric Power Co., Inc.
0.750% due 11/01/23	185,000	179,345
2.031% due 03/15/24	90,000	88,503
Avangrid, Inc. 3.150% due 12/01/24	250,000	249,762
Berkshire Hathaway Energy Co. 3.500% due 02/01/25	250,000	253,731

	Principal Amount	Value
Black Hills Corp. 1.037% due 08/23/24	$135,000	$128,988
Connecticut Light & Power Co. 2.500% due 01/15/23	350,000	351,467
Consolidated Edison, Inc. 0.650% due 12/01/23	200,000	195,400
Consumers Energy Co. 0.350% due 06/01/23	125,000	121,866
Dominion Energy, Inc.
3.071% due 08/15/24	250,000	249,684
3.300% due 03/15/25	150,000	151,259
Duke Energy Corp. 3.750% due 04/15/24	500,000	507,754
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	250,000	247,615
Emera US Finance LP 0.833% due 06/15/24	350,000	331,567
Entergy Louisiana LLC
0.620% due 11/17/23	250,000	242,721
0.950% due 10/01/24	145,000	138,306
ITC Holdings Corp. 2.700% due 11/15/22	200,000	200,647
MidAmerican Energy Co. 3.500% due 10/15/24	250,000	255,144
National Rural Utilities Cooperative Finance Corp.
0.350% due 02/08/24	95,000	91,084
1.000% due 10/18/24	315,000	300,577
1.875% due 02/07/25	200,000	193,961
NextEra Energy Capital Holdings, Inc. 2.940% due 03/21/24	160,000	160,085
ONE Gas, Inc. 1.100% due 03/11/24	250,000	241,318
Pacific Gas and Electric Co.
1.700% due 11/15/23	105,000	102,410
3.250% due 02/16/24	365,000	363,547
4.250% due 08/01/23	250,000	252,551
Public Service Enterprise Group, Inc.
0.841% due 11/08/23	125,000	121,283
2.875% due 06/15/24	500,000	495,767
Sempra Energy 3.300% due 04/01/25	245,000	245,564
Southern California Edison Co.
0.700% due 04/03/23	155,000	152,693
0.975% due 08/01/24	525,000	501,022
1.100% due 04/01/24	255,000	246,257
Southern Co.
0.600% due 02/26/24	115,000	110,617
2.950% due 07/01/23	250,000	251,459
Southern Co. Gas Capital Corp. 2.450% due 10/01/23	350,000	348,807
WEC Energy Group, Inc.
0.550% due 09/15/23	250,000	242,951
0.800% due 03/15/24	125,000	120,038
Xcel Energy, Inc. 0.500% due 10/15/23	580,000	562,059

		9,491,521

Total Corporate Bonds & Notes (Cost $191,546,619)		185,917,621

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 1.9%
Money Market Fund - 1.9%
BlackRock Liquidity Funds T-Fund Institutional 0.210%	3,543,121	$3,543,121

Total Short-Term Investment (Cost $3,543,121)		3,543,121

TOTAL INVESTMENTS - 101.7% (Cost $195,089,740)		189,460,742

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(3,240,856)

NET ASSETS - 100.0%		$186,219,886

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$185,917,621	$-	$185,917,621	$-
	Short-Term Investment	3,543,121	3,543,121	-	-

	Total	$189,460,742	$3,543,121	$185,917,621	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.7%
Basic Materials - 0.7%
Air Products & Chemicals, Inc. 3.350% due 07/31/24	$100,000	$101,294
Albemarle Corp. 5.450% due 12/01/44	50,000	55,812
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	500,000	595,337
Celanese US Holdings LLC 1.400% due 08/05/26	25,000	22,551
Dow Chemical Co.
2.100% due 11/15/30	250,000	225,248
3.600% due 11/15/50	250,000	233,479
4.250% due 10/01/34	141,000	145,409
4.800% due 05/15/49	65,000	72,031
DuPont de Nemours, Inc.
4.493% due 11/15/25	350,000	364,423
4.725% due 11/15/28	150,000	160,994
5.319% due 11/15/38	65,000	74,887
5.419% due 11/15/48	75,000	90,854
Eastman Chemical Co.
3.800% due 03/15/25	100,000	101,230
4.650% due 10/15/44	50,000	51,510
4.800% due 09/01/42	100,000	105,302
Ecolab, Inc.
0.900% due 12/15/23	35,000	34,129
1.650% due 02/01/27	100,000	94,059
2.125% due 02/01/32	100,000	91,572
2.700% due 12/15/51	100,000	85,891
Fibria Overseas Finance Ltd. (Brazil) 5.500% due 01/17/27	50,000	53,037
FMC Corp. 4.100% due 02/01/24	50,000	50,772
Freeport-McMoRan, Inc.
4.125% due 03/01/28	150,000	150,087
4.625% due 08/01/30	100,000	102,365
5.450% due 03/15/43	100,000	112,180
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	140,067
Huntsman International LLC 4.500% due 05/01/29	45,000	46,513
International Paper Co.
4.350% due 08/15/48	54,000	56,729
6.000% due 11/15/41	200,000	238,712
Kinross Gold Corp. (Canada) 5.950% due 03/15/24	100,000	104,500
Linde, Inc.
1.100% due 08/10/30	50,000	42,967
2.000% due 08/10/50	30,000	22,714
LYB International Finance III LLC
1.250% due 10/01/25	20,000	18,536
2.250% due 10/01/30	25,000	22,565
3.375% due 10/01/40	30,000	26,932
3.625% due 04/01/51	40,000	36,330
3.800% due 10/01/60	30,000	26,260
4.200% due 05/01/50	300,000	297,279
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	76,568
Mosaic Co. 5.450% due 11/15/33	163,000	187,928
NewMarket Corp. 2.700% due 03/18/31	100,000	91,887
Newmont Corp.
2.250% due 10/01/30	65,000	59,486
2.600% due 07/15/32	100,000	92,126
5.875% due 04/01/35	100,000	117,755
Nucor Corp.

	Principal Amount	Value
2.000% due 06/01/25	$250,000	$242,273
2.979% due 12/15/55	25,000	20,770
4.000% due 08/01/23	25,000	25,426
Nutrien Ltd. (Canada)
1.900% due 05/13/23	15,000	14,896
2.950% due 05/13/30	50,000	48,294
4.200% due 04/01/29	55,000	57,534
5.250% due 01/15/45	139,000	159,877
PPG Industries, Inc.
1.200% due 03/15/26	70,000	64,900
2.800% due 08/15/29	50,000	47,980
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	40,000	37,432
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51	50,000	43,334
7.125% due 07/15/28	50,000	60,134
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	229,825
RPM International, Inc. 5.250% due 06/01/45	50,000	57,045
Sherwin-Williams Co.
3.125% due 06/01/24	25,000	25,174
3.450% due 06/01/27	60,000	60,229
3.950% due 01/15/26	150,000	154,751
4.000% due 12/15/42	50,000	48,364
4.500% due 06/01/47	29,000	30,803
Southern Copper Corp. (Peru)
5.250% due 11/08/42	150,000	170,008
7.500% due 07/27/35	50,000	64,479
Steel Dynamics, Inc.
1.650% due 10/15/27	10,000	9,099
2.400% due 06/15/25	15,000	14,520
3.250% due 01/15/31	40,000	38,833
3.250% due 10/15/50	20,000	17,151
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28	40,000	36,173
3.125% due 01/15/32	40,000	35,504
3.750% due 01/15/31	125,000	117,903
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	250,000	250,030
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36	150,000	181,225
8.250% due 01/17/34	100,000	130,467
Westlake Corp. 4.375% due 11/15/47	100,000	101,408

		7,476,148

Communications - 2.5%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41	350,000	267,231
3.600% due 11/28/24	200,000	200,924
Alphabet, Inc.
0.800% due 08/15/27	150,000	135,622
1.900% due 08/15/40	150,000	122,653
1.998% due 08/15/26	200,000	195,137
2.250% due 08/15/60	150,000	117,027
Amazon.com, Inc.
0.250% due 05/12/23	35,000	34,483
0.450% due 05/12/24	45,000	43,350
0.800% due 06/03/25	565,000	534,938
1.000% due 05/12/26	100,000	93,937
1.500% due 06/03/30	85,000	76,167
1.650% due 05/12/28	100,000	93,133
2.100% due 05/12/31	100,000	93,049
2.500% due 06/03/50	40,000	33,505
2.700% due 06/03/60	300,000	248,667
2.875% due 05/12/41	100,000	92,522
3.100% due 05/12/51	100,000	94,313
3.250% due 05/12/61	100,000	94,129
3.875% due 08/22/37	195,000	206,890
4.050% due 08/22/47	70,000	76,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
4.250% due 08/22/57	$100,000	$113,652
5.200% due 12/03/25	50,000	53,928
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	191,247
6.375% due 03/01/35	125,000	155,956
AT&T, Inc.
1.650% due 02/01/28	300,000	273,879
2.250% due 02/01/32	165,000	146,558
2.300% due 06/01/27	550,000	524,963
2.550% due 12/01/33	250,000	222,610
2.750% due 06/01/31	100,000	93,902
3.500% due 06/01/41	400,000	369,326
3.500% due 09/15/53	197,000	173,609
3.550% due 09/15/55	433,000	383,373
3.650% due 06/01/51	350,000	319,589
3.650% due 09/15/59	121,000	106,529
3.800% due 12/01/57	200,000	183,264
3.850% due 06/01/60	45,000	40,439
4.125% due 02/17/26	300,000	312,133
4.250% due 03/01/27	100,000	104,712
4.300% due 12/15/42	393,000	397,657
4.350% due 03/01/29	150,000	158,902
4.350% due 06/15/45	177,000	179,172
4.500% due 05/15/35	90,000	95,546
4.550% due 03/09/49	100,000	105,028
4.850% due 03/01/39	70,000	76,415
5.350% due 09/01/40	161,000	184,814
Baidu, Inc. (China)
1.625% due 02/23/27	200,000	179,844
2.375% due 08/23/31	200,000	175,024
Bell Canada (Canada)
2.150% due 02/15/32	40,000	35,657
3.200% due 02/15/52	20,000	17,661
3.650% due 08/15/52	70,000	67,113
4.464% due 04/01/48	65,000	70,788
Booking Holdings, Inc.
3.600% due 06/01/26	50,000	50,944
4.625% due 04/13/30	200,000	217,218
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	209,605
9.625% due 12/15/30	50,000	68,338
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.500% due 06/01/41	60,000	50,017
3.750% due 02/15/28	100,000	98,937
3.850% due 04/01/61	335,000	270,380
3.900% due 06/01/52	175,000	148,119
4.200% due 03/15/28	200,000	202,480
4.400% due 12/01/61	100,000	87,407
4.500% due 02/01/24	100,000	102,348
4.800% due 03/01/50	350,000	333,519
4.908% due 07/23/25	150,000	155,697
5.125% due 07/01/49	100,000	99,509
5.375% due 05/01/47	50,000	51,342
6.384% due 10/23/35	70,000	79,241
6.484% due 10/23/45	165,000	188,335
6.834% due 10/23/55	50,000	59,454
Cisco Systems, Inc.
2.950% due 02/28/26	50,000	50,420
3.625% due 03/04/24	325,000	332,790
Comcast Corp.
1.500% due 02/15/31	700,000	610,764
1.950% due 01/15/31	140,000	126,470
2.350% due 01/15/27	40,000	38,941
2.450% due 08/15/52	100,000	79,721
2.800% due 01/15/51	55,000	46,588
2.987% due 11/01/63 ~	101,000	82,831
3.300% due 02/01/27	100,000	101,557
3.400% due 07/15/46	55,000	51,854
3.700% due 04/15/24	85,000	86,812
3.750% due 04/01/40	155,000	156,613
3.950% due 10/15/25	100,000	103,359

	Principal Amount	Value
3.999% due 11/01/49	$211,000	$213,736
4.000% due 08/15/47	100,000	102,452
4.049% due 11/01/52	97,000	100,797
4.150% due 10/15/28	95,000	99,974
4.250% due 10/15/30	420,000	448,670
4.400% due 08/15/35	77,000	83,427
4.600% due 10/15/38	85,000	94,224
4.700% due 10/15/48	325,000	368,061
4.750% due 03/01/44	300,000	335,763
4.950% due 10/15/58	80,000	95,081
Corning, Inc.
4.375% due 11/15/57	100,000	101,424
4.700% due 03/15/37	50,000	53,241
5.350% due 11/15/48	100,000	118,701
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	248,395
Discovery Communications LLC
3.450% due 03/15/25	100,000	99,142
3.625% due 05/15/30	250,000	243,178
3.800% due 03/13/24	100,000	100,776
3.950% due 03/20/28	60,000	60,049
4.000% due 09/15/55	118,000	102,243
5.200% due 09/20/47	30,000	31,327
eBay, Inc.
1.900% due 03/11/25	50,000	48,500
2.700% due 03/11/30	100,000	94,093
3.600% due 06/05/27	50,000	50,900
Expedia Group, Inc.
3.800% due 02/15/28	50,000	49,831
4.500% due 08/15/24	200,000	205,438
Fox Corp.
3.050% due 04/07/25	150,000	150,080
5.576% due 01/25/49	200,000	233,198
Interpublic Group of Cos., Inc.
2.400% due 03/01/31	100,000	90,507
3.375% due 03/01/41	70,000	62,485
JD.com, Inc. (China) 4.125% due 01/14/50	200,000	173,066
Juniper Networks, Inc. 3.750% due 08/15/29	100,000	99,938
Motorola Solutions, Inc.
2.750% due 05/24/31	100,000	90,646
4.600% due 02/23/28	100,000	103,005
Omnicom Group, Inc. 2.600% due 08/01/31	100,000	92,618
Omnicom Group, Inc./Omnicom Capital, Inc. 3.600% due 04/15/26	50,000	50,672
Orange SA (France)
5.375% due 01/13/42	150,000	172,949
9.000% due 03/01/31	50,000	69,567
Paramount Global
2.900% due 01/15/27	50,000	48,843
3.375% due 02/15/28	55,000	53,937
4.200% due 05/19/32	300,000	300,996
4.375% due 03/15/43	70,000	66,806
5.900% due 10/15/40	50,000	56,778
6.875% due 04/30/36	100,000	122,650
7.875% due 07/30/30	100,000	126,125
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27 ~	65,000	64,092
3.800% due 03/15/32 ~	65,000	64,578
4.300% due 02/15/48	85,000	83,176
4.350% due 05/01/49	75,000	73,346
4.500% due 03/15/43	25,000	25,306
4.550% due 03/15/52 ~	100,000	99,706
5.000% due 03/15/44	100,000	106,502
T-Mobile USA, Inc.
2.250% due 11/15/31	50,000	43,818
2.400% due 03/15/29 ~	25,000	22,914
2.550% due 02/15/31	300,000	272,514
2.700% due 03/15/32 ~	55,000	50,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
3.000% due 02/15/41	$20,000	$16,959
3.300% due 02/15/51	50,000	42,223
3.400% due 10/15/52 ~	150,000	128,111
3.500% due 04/15/25	200,000	201,529
3.600% due 11/15/60	220,000	189,782
3.875% due 04/15/30	300,000	301,579
4.500% due 04/15/50	200,000	203,048
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	161,362
7.045% due 06/20/36	150,000	188,233
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	328,211
TELUS Corp. (Canada)
3.400% due 05/13/32	50,000	48,985
4.600% due 11/16/48	100,000	110,675
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43	150,000	181,337
5.850% due 04/15/40	25,000	30,543
Time Warner Cable LLC
5.875% due 11/15/40	150,000	161,590
6.550% due 05/01/37	100,000	115,251
6.750% due 06/15/39	50,000	58,107
7.300% due 07/01/38	150,000	182,513
VeriSign, Inc. 2.700% due 06/15/31	80,000	72,530
Verizon Communications, Inc.
0.750% due 03/22/24	535,000	518,084
0.850% due 11/20/25	100,000	92,643
1.450% due 03/20/26	40,000	37,658
1.500% due 09/18/30	90,000	78,271
1.750% due 01/20/31	100,000	87,326
2.100% due 03/22/28	60,000	56,043
2.355% due 03/15/32 ~	350,000	316,715
2.550% due 03/21/31	140,000	130,262
2.650% due 11/20/40	450,000	383,956
2.850% due 09/03/41	45,000	39,743
2.875% due 11/20/50	100,000	83,862
2.987% due 10/30/56	683,000	564,633
3.000% due 11/20/60	90,000	73,700
3.150% due 03/22/30	500,000	492,377
3.376% due 02/15/25	200,000	202,719
3.400% due 03/22/41	580,000	545,255
3.550% due 03/22/51	55,000	51,904
3.700% due 03/22/61	45,000	41,926
4.000% due 03/22/50	250,000	254,777
4.125% due 03/16/27	300,000	312,175
4.272% due 01/15/36	57,000	60,219
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	300,000	314,319
5.000% due 05/30/38	40,000	43,682
5.125% due 06/19/59	100,000	111,494
5.250% due 05/30/48	75,000	84,258
6.150% due 02/27/37	150,000	180,077
7.875% due 02/15/30	50,000	63,833
Walt Disney Co.
1.750% due 08/30/24	50,000	49,140
1.750% due 01/13/26	70,000	67,138
2.000% due 09/01/29	35,000	32,398
2.200% due 01/13/28	350,000	333,148
2.650% due 01/13/31	310,000	296,441
2.750% due 09/01/49	45,000	38,466
3.375% due 11/15/26	200,000	203,108
3.600% due 01/13/51	200,000	198,738
4.700% due 03/23/50	200,000	232,988
5.400% due 10/01/43	100,000	121,441
6.400% due 12/15/35	39,000	50,100
6.650% due 11/15/37	150,000	200,385
Weibo Corp. (China) 3.375% due 07/08/30	200,000	170,833

		29,268,102

	Principal Amount	Value
Consumer, Cyclical - 1.6%
Advance Auto Parts, Inc. 1.750% due 10/01/27	$20,000	$18,044
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	114,675	109,109
American Honda Finance Corp.
0.750% due 08/09/24	65,000	61,977
1.200% due 07/08/25	50,000	47,170
1.500% due 01/13/25	150,000	144,674
2.000% due 03/24/28	45,000	41,910
2.250% due 01/12/29	150,000	140,008
2.900% due 02/16/24	250,000	250,692
3.625% due 10/10/23	25,000	25,345
Aptiv PLC
3.100% due 12/01/51	200,000	159,448
4.400% due 10/01/46	100,000	97,308
AutoNation, Inc. 4.500% due 10/01/25	100,000	101,918
AutoZone, Inc.
1.650% due 01/15/31	85,000	72,581
3.750% due 06/01/27	100,000	102,386
Best Buy Co., Inc. 4.450% due 10/01/28	50,000	52,223
BorgWarner, Inc. 2.650% due 07/01/27	25,000	24,186
Choice Hotels International, Inc. 3.700% due 12/01/29	25,000	24,519
Continental Airlines Pass-Through Trust Class A 4.000% due 04/29/26	18,036	18,008
Costco Wholesale Corp.
1.375% due 06/20/27	200,000	186,136
1.750% due 04/20/32	200,000	177,417
Cummins, Inc.
0.750% due 09/01/25	35,000	32,576
1.500% due 09/01/30	100,000	86,839
2.600% due 09/01/50	100,000	80,480
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	67,500
Darden Restaurants, Inc. 3.850% due 05/01/27	130,000	132,032
Delta Air Lines Pass-Through Trust Class AA
2.000% due 12/10/29	45,515	41,560
3.204% due 10/25/25	25,000	25,046
Dick’s Sporting Goods, Inc. 3.150% due 01/15/32	300,000	275,382
Dollar General Corp.
3.250% due 04/15/23	50,000	50,381
3.875% due 04/15/27	50,000	51,526
4.150% due 11/01/25	25,000	25,866
Dollar Tree, Inc.
2.650% due 12/01/31	100,000	91,554
4.200% due 05/15/28	45,000	46,611
DR Horton, Inc. 1.300% due 10/15/26	85,000	77,371
General Motors Co.
4.200% due 10/01/27	50,000	50,294
5.400% due 04/01/48	50,000	52,765
6.125% due 10/01/25	250,000	268,615
6.250% due 10/02/43	100,000	113,756
6.750% due 04/01/46	25,000	30,211
General Motors Financial Co., Inc.
1.250% due 01/08/26	500,000	458,160
2.700% due 06/10/31	100,000	88,215
3.500% due 11/07/24	100,000	100,281
3.600% due 06/21/30	350,000	335,328
3.700% due 05/09/23	200,000	202,094
3.950% due 04/13/24	100,000	101,620

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
4.000% due 10/06/26	$50,000	$50,227
4.150% due 06/19/23	250,000	253,787
Hasbro, Inc.
3.500% due 09/15/27	30,000	29,754
3.900% due 11/19/29	100,000	100,469
Home Depot, Inc.
1.375% due 03/15/31	300,000	258,593
2.125% due 09/15/26	100,000	97,242
2.375% due 03/15/51	200,000	160,901
2.700% due 04/01/23	100,000	100,702
2.700% due 04/15/30	300,000	291,020
3.000% due 04/01/26	25,000	25,223
3.250% due 04/15/32	65,000	65,114
3.350% due 09/15/25	45,000	45,793
3.500% due 09/15/56	55,000	53,967
3.900% due 12/06/28	40,000	41,916
4.200% due 04/01/43	300,000	323,014
4.500% due 12/06/48	100,000	112,840
5.875% due 12/16/36	75,000	95,171
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	250,000	245,943
Hyatt Hotels Corp. 4.850% due 03/15/26	25,000	25,861
JetBlue Pass-Through Trust Class A 4.000% due 05/15/34	14,018	14,053
Kohl’s Corp. 5.550% due 07/17/45	50,000	50,039
Las Vegas Sands Corp.
2.900% due 06/25/25	30,000	27,987
3.200% due 08/08/24	45,000	42,994
3.500% due 08/18/26	30,000	28,304
3.900% due 08/08/29	40,000	36,731
Lear Corp.
2.600% due 01/15/32	100,000	88,505
3.550% due 01/15/52	100,000	82,844
Leggett & Platt, Inc. 3.800% due 11/15/24	50,000	50,602
Lowe’s Cos., Inc.
1.300% due 04/15/28	20,000	17,849
1.700% due 09/15/28	25,000	22,679
1.700% due 10/15/30	20,000	17,484
2.625% due 04/01/31	100,000	93,860
2.800% due 09/15/41	50,000	42,965
3.000% due 10/15/50	15,000	12,808
3.500% due 04/01/51	50,000	46,151
3.650% due 04/05/29	35,000	35,603
3.700% due 04/15/46	250,000	240,286
3.750% due 04/01/32	200,000	202,398
3.875% due 09/15/23	100,000	101,728
4.250% due 04/01/52	50,000	51,797
4.500% due 04/15/30	250,000	267,830
Magallanes, Inc.
3.638% due 03/15/25 ~	300,000	302,143
4.279% due 03/15/32 ~	300,000	301,706
5.050% due 03/15/42 ~	300,000	306,631
5.141% due 03/15/52 ~	400,000	410,188
Marriott International, Inc.
2.750% due 10/15/33	150,000	132,670
3.125% due 06/15/26	200,000	197,910
3.500% due 10/15/32	40,000	38,148
4.150% due 10/01/25	25,000	25,637
McDonald’s Corp.
3.350% due 04/01/23	25,000	25,322
3.375% due 05/26/25	100,000	101,728
3.500% due 03/01/27	50,000	50,957
3.500% due 07/01/27	300,000	305,433
3.600% due 07/01/30	100,000	101,951
3.700% due 02/15/42	200,000	193,336
3.800% due 04/01/28	25,000	25,770
4.200% due 04/01/50	150,000	157,103
4.450% due 09/01/48	10,000	10,787
4.875% due 07/15/40	10,000	11,087

	Principal Amount	Value
NIKE, Inc.
2.250% due 05/01/23	$27,000	$27,019
2.850% due 03/27/30	350,000	345,996
3.375% due 11/01/46	200,000	194,772
3.625% due 05/01/43	25,000	25,029
O’Reilly Automotive, Inc. 4.350% due 06/01/28	100,000	103,310
PACCAR Financial Corp.
1.100% due 05/11/26	70,000	64,909
2.000% due 02/04/27	70,000	67,310
3.400% due 08/09/23	25,000	25,291
PulteGroup, Inc. 5.500% due 03/01/26	200,000	212,961
Ralph Lauren Corp. 3.750% due 09/15/25	50,000	51,109
Ross Stores, Inc.
0.875% due 04/15/26	100,000	91,485
1.875% due 04/15/31	100,000	87,094
Sands China Ltd. (Macau) 3.800% due 01/08/26	350,000	332,938
Southwest Airlines Co. 5.250% due 05/04/25	180,000	189,179
Starbucks Corp.
2.450% due 06/15/26	50,000	48,823
3.500% due 03/01/28	100,000	100,453
3.500% due 11/15/50	200,000	186,546
3.550% due 08/15/29	100,000	100,440
3.750% due 12/01/47	35,000	33,211
4.300% due 06/15/45	35,000	35,547
4.450% due 08/15/49	100,000	107,215
Tapestry, Inc. 4.125% due 07/15/27	23,000	23,279
Target Corp.
1.950% due 01/15/27	250,000	241,827
2.250% due 04/15/25	500,000	493,417
2.950% due 01/15/52	200,000	184,303
3.375% due 04/15/29	100,000	103,373
Toyota Motor Credit Corp.
0.400% due 04/06/23	55,000	54,160
0.500% due 06/18/24	200,000	191,060
0.800% due 10/16/25	50,000	46,442
1.125% due 06/18/26	200,000	185,817
1.150% due 08/13/27	120,000	108,929
1.350% due 08/25/23	50,000	49,408
1.800% due 02/13/25	50,000	48,588
1.900% due 04/06/28	100,000	93,012
2.150% due 02/13/30	100,000	92,869
3.050% due 03/22/27	200,000	199,803
3.200% due 01/11/27	100,000	100,892
3.350% due 01/08/24	100,000	101,492
United Airlines Pass-Through Trust Class A
2.875% due 04/07/30	118,283	112,395
3.100% due 01/07/30	38,128	37,022
4.000% due 10/11/27	68,749	69,118
5.875% due 04/15/29	78,756	81,651
Walgreens Boots Alliance, Inc.
0.950% due 11/17/23	250,000	243,740
3.450% due 06/01/26	30,000	30,194
Walmart, Inc.
1.050% due 09/17/26	150,000	139,825
1.800% due 09/22/31	300,000	273,347
2.500% due 09/22/41	250,000	222,631
2.650% due 12/15/24	100,000	100,622
2.650% due 09/22/51	200,000	178,340
2.850% due 07/08/24	90,000	91,059
3.050% due 07/08/26	65,000	65,793
3.250% due 07/08/29	80,000	82,379
3.300% due 04/22/24	300,000	305,182
3.400% due 06/26/23	50,000	50,882
Whirlpool Corp.
2.400% due 05/15/31	5,000	4,558
4.600% due 05/15/50	50,000	52,640
4.750% due 02/26/29	60,000	64,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
WW Grainger, Inc.
1.850% due 02/15/25	$25,000	$24,283
3.750% due 05/15/46	50,000	50,015
4.600% due 06/15/45	20,000	22,060

		18,443,898

Consumer, Non-Cyclical - 4.3%
Abbott Laboratories
2.950% due 03/15/25	100,000	100,731
3.400% due 11/30/23	70,000	71,184
3.750% due 11/30/26	227,000	235,822
4.750% due 11/30/36	100,000	116,462
4.900% due 11/30/46	100,000	122,138
6.150% due 11/30/37	25,000	32,676
AbbVie, Inc.
2.600% due 11/21/24	80,000	79,520
2.850% due 05/14/23	50,000	50,324
2.950% due 11/21/26	455,000	451,410
3.200% due 05/14/26	100,000	100,397
3.200% due 11/21/29	175,000	173,107
3.600% due 05/14/25	175,000	177,464
3.800% due 03/15/25	70,000	71,370
4.050% due 11/21/39	70,000	72,131
4.250% due 11/21/49	300,000	312,455
4.300% due 05/14/36	50,000	52,328
4.400% due 11/06/42	125,000	132,259
4.500% due 05/14/35	160,000	172,105
4.625% due 10/01/42	100,000	106,629
4.700% due 05/14/45	50,000	54,497
4.750% due 03/15/45	330,000	360,665
Adventist Health System 3.630% due 03/01/49	15,000	14,572
Advocate Health & Hospitals Corp. 3.387% due 10/15/49	50,000	47,794
Aetna, Inc.
2.800% due 06/15/23	25,000	25,106
3.500% due 11/15/24	100,000	101,161
3.875% due 08/15/47	30,000	29,357
4.125% due 11/15/42	100,000	98,850
Altria Group, Inc.
2.350% due 05/06/25	75,000	72,901
3.400% due 05/06/30	50,000	48,180
3.400% due 02/04/41	250,000	205,912
4.400% due 02/14/26	13,000	13,460
4.450% due 05/06/50	75,000	68,322
4.500% due 05/02/43	100,000	91,365
4.800% due 02/14/29	300,000	315,001
5.800% due 02/14/39	65,000	70,270
5.950% due 02/14/49	75,000	81,509
AmerisourceBergen Corp.
3.400% due 05/15/24	100,000	101,000
3.450% due 12/15/27	50,000	50,153
Amgen, Inc.
1.900% due 02/21/25	35,000	34,056
2.200% due 02/21/27	35,000	33,718
2.300% due 02/25/31	200,000	184,495
2.450% due 02/21/30	50,000	47,201
2.770% due 09/01/53	311,000	250,601
3.200% due 11/02/27	50,000	50,380
3.350% due 02/22/32	145,000	143,836
3.375% due 02/21/50	250,000	226,339
3.625% due 05/22/24	100,000	101,916
4.400% due 05/01/45	100,000	105,413
5.150% due 11/15/41	174,000	196,000
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26	500,000	511,592
4.700% due 02/01/36	1,025,000	1,102,104

	Principal Amount	Value
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.625% due 02/01/44	$300,000	$320,875
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	350,000	355,404
3.750% due 07/15/42	100,000	95,460
4.000% due 04/13/28	80,000	83,043
4.375% due 04/15/38	35,000	36,864
4.439% due 10/06/48	200,000	210,005
4.500% due 06/01/50	250,000	267,958
4.600% due 04/15/48	50,000	54,142
4.750% due 01/23/29	55,000	59,683
4.750% due 04/15/58	100,000	108,953
4.900% due 01/23/31	65,000	72,254
5.450% due 01/23/39	65,000	76,149
5.550% due 01/23/49	100,000	122,406
5.800% due 01/23/59	45,000	57,044
Anthem, Inc.
2.550% due 03/15/31	100,000	93,536
3.350% due 12/01/24	400,000	403,354
3.600% due 03/15/51	30,000	28,818
3.650% due 12/01/27	30,000	30,658
4.375% due 12/01/47	30,000	32,256
4.625% due 05/15/42	100,000	109,624
4.650% due 01/15/43	50,000	54,780
Archer-Daniels-Midland Co.
2.700% due 09/15/51	250,000	221,269
2.900% due 03/01/32	45,000	44,096
Ascension Health 3.945% due 11/15/46	70,000	72,985
Astrazeneca Finance LLC (United Kingdom)
0.700% due 05/28/24	500,000	480,675
1.200% due 05/28/26	35,000	32,499
2.250% due 05/28/31	20,000	18,649
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	261,763
3.000% due 05/28/51	15,000	13,852
3.125% due 06/12/27	100,000	100,757
3.375% due 11/16/25	100,000	101,546
4.000% due 09/18/42	25,000	26,375
4.375% due 11/16/45	25,000	28,004
6.450% due 09/15/37	100,000	133,232
Automatic Data Processing, Inc.
1.250% due 09/01/30	40,000	34,779
1.700% due 05/15/28	40,000	37,155
3.375% due 09/15/25	25,000	25,560
Avery Dennison Corp. 2.650% due 04/30/30	30,000	27,894
Banner Health
1.897% due 01/01/31	40,000	35,486
2.913% due 01/01/51	50,000	43,263
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28	325,000	292,190
2.726% due 03/25/31	250,000	220,690
2.789% due 09/06/24	35,000	34,569
3.215% due 09/06/26	50,000	48,473
3.222% due 08/15/24	100,000	100,039
3.462% due 09/06/29	50,000	47,131
3.557% due 08/15/27	100,000	97,497
4.390% due 08/15/37	70,000	65,249
4.700% due 04/02/27	200,000	205,356
4.758% due 09/06/49	50,000	46,134
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	22,972
Baxalta, Inc.
4.000% due 06/23/25	15,000	15,325
5.250% due 06/23/45	9,000	10,394
Baxter International, Inc.
1.322% due 11/29/24 ~	400,000	382,335
1.915% due 02/01/27 ~	100,000	93,612
2.539% due 02/01/32 ~	100,000	91,425
3.950% due 04/01/30	150,000	154,931

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Baylor Scott & White Holdings 2.839% due 11/15/50	$200,000	$169,173
Becton Dickinson & Co.
2.823% due 05/20/30	70,000	66,690
3.363% due 06/06/24	23,000	23,207
3.734% due 12/15/24	36,000	36,615
3.794% due 05/20/50	350,000	340,378
4.669% due 06/06/47	50,000	54,673
Bestfoods 7.250% due 12/15/26	200,000	237,027
Biogen, Inc.
2.250% due 05/01/30	55,000	49,565
3.150% due 05/01/50	440,000	361,558
Boston Scientific Corp.
2.650% due 06/01/30	350,000	328,874
4.550% due 03/01/39	50,000	54,224
4.700% due 03/01/49	70,000	78,271
Bristol-Myers Squibb Co.
0.537% due 11/13/23	35,000	34,042
0.750% due 11/13/25	50,000	46,365
1.125% due 11/13/27	50,000	45,654
1.450% due 11/13/30	280,000	244,657
2.350% due 11/13/40	20,000	16,921
2.550% due 11/13/50	30,000	24,985
2.900% due 07/26/24	555,000	559,407
2.950% due 03/15/32	50,000	48,978
3.200% due 06/15/26	50,000	50,819
3.250% due 08/01/42	100,000	94,593
3.400% due 07/26/29	118,000	120,238
3.700% due 03/15/52	70,000	70,561
3.900% due 02/20/28	100,000	104,311
3.900% due 03/15/62	250,000	252,172
4.125% due 06/15/39	35,000	37,711
4.250% due 10/26/49	365,000	399,709
4.350% due 11/15/47	50,000	55,061
Brown-Forman Corp. 4.500% due 07/15/45	40,000	43,593
Bunge Ltd. Finance Corp.
2.750% due 05/14/31	100,000	92,165
3.250% due 08/15/26	20,000	19,927
3.750% due 09/25/27	30,000	30,210
California Institute of Technology 3.650% due 09/01/19	20,000	17,258
Campbell Soup Co.
4.150% due 03/15/28	100,000	102,651
4.800% due 03/15/48	20,000	21,778
Cardinal Health, Inc.
3.079% due 06/15/24	50,000	50,058
3.410% due 06/15/27	100,000	100,597
3.750% due 09/15/25	50,000	50,766
4.368% due 06/15/47	50,000	49,891
4.900% due 09/15/45	50,000	51,912
Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	208,708
Church & Dwight Co., Inc. 2.300% due 12/15/31	40,000	36,640
Cigna Corp.
0.613% due 03/15/24	40,000	38,387
1.250% due 03/15/26	65,000	60,780
2.375% due 03/15/31	60,000	55,022
2.400% due 03/15/30	120,000	111,041
3.050% due 10/15/27	30,000	29,784
3.200% due 03/15/40	85,000	77,462
3.400% due 03/15/50	65,000	58,777
3.400% due 03/15/51	40,000	36,183
3.750% due 07/15/23	40,000	40,595
3.875% due 10/15/47	50,000	48,922
4.125% due 11/15/25	45,000	46,419
4.375% due 10/15/28	80,000	84,277
4.800% due 08/15/38	60,000	65,886
4.900% due 12/15/48	555,000	624,594

	Principal Amount	Value
Cintas Corp. No. 2 3.700% due 04/01/27	$50,000	$51,253
Coca-Cola Co.
1.375% due 03/15/31	200,000	173,551
1.500% due 03/05/28	60,000	55,293
2.000% due 03/05/31	65,000	59,571
2.125% due 09/06/29	100,000	94,325
2.250% due 01/05/32	100,000	93,398
2.875% due 05/05/41	100,000	92,588
3.000% due 03/05/51	415,000	383,335
Colgate-Palmolive Co. 3.700% due 08/01/47	100,000	106,113
CommonSpirit Health 4.350% due 11/01/42	150,000	151,225
Conagra Brands, Inc.
4.300% due 05/01/24	15,000	15,424
4.600% due 11/01/25	35,000	36,278
4.850% due 11/01/28	45,000	47,666
5.300% due 11/01/38	50,000	55,118
5.400% due 11/01/48	40,000	46,099
Constellation Brands, Inc.
2.250% due 08/01/31	160,000	141,152
3.500% due 05/09/27	15,000	15,053
4.250% due 05/01/23	85,000	86,620
4.400% due 11/15/25	35,000	36,164
4.650% due 11/15/28	30,000	31,685
5.250% due 11/15/48	30,000	33,706
CVS Health Corp.
1.300% due 08/21/27	335,000	305,213
1.750% due 08/21/30	200,000	175,534
2.625% due 08/15/24	30,000	29,925
2.700% due 08/21/40	65,000	55,587
2.875% due 06/01/26	100,000	99,139
3.000% due 08/15/26	35,000	34,765
3.250% due 08/15/29	65,000	64,250
3.750% due 04/01/30	100,000	101,885
3.875% due 07/20/25	200,000	204,230
4.100% due 03/25/25	37,000	37,954
4.125% due 04/01/40	300,000	305,984
4.250% due 04/01/50	200,000	208,227
4.300% due 03/25/28	72,000	75,442
4.780% due 03/25/38	95,000	104,069
5.125% due 07/20/45	105,000	118,870
5.300% due 12/05/43	200,000	233,465
Danaher Corp.
2.600% due 10/01/50	125,000	103,593
2.800% due 12/10/51	100,000	85,228
3.350% due 09/15/25	30,000	30,257
4.375% due 09/15/45	30,000	31,750
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	319,592
3.875% due 04/29/43	100,000	103,073
Dignity Health 5.267% due 11/01/64	100,000	117,547
Eli Lilly & Co.
2.250% due 05/15/50	200,000	162,782
3.375% due 03/15/29	27,000	27,706
Equifax, Inc.
2.350% due 09/15/31	150,000	134,422
2.600% due 12/01/24	25,000	24,716
Estee Lauder Cos., Inc.
1.950% due 03/15/31	45,000	40,883
2.000% due 12/01/24	10,000	9,839
2.375% due 12/01/29	10,000	9,538
3.125% due 12/01/49	15,000	14,073
3.150% due 03/15/27	50,000	50,433
4.150% due 03/15/47	30,000	32,475
Flowers Foods, Inc. 2.400% due 03/15/31	45,000	40,437
Fomento Economico Mexicano SAB de CV (Mexico) 3.500% due 01/16/50	150,000	139,044

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
General Mills, Inc.
2.250% due 10/14/31	$50,000	$44,926
3.000% due 02/01/51	60,000	51,843
3.200% due 02/10/27	100,000	99,326
3.700% due 10/17/23	40,000	40,668
4.200% due 04/17/28	50,000	52,310
George Washington University 4.300% due 09/15/44	50,000	54,075
Georgetown University 2.943% due 04/01/50	25,000	20,494
Gilead Sciences, Inc.
0.750% due 09/29/23	34,000	33,221
1.200% due 10/01/27	45,000	40,676
1.650% due 10/01/30	40,000	35,198
2.600% due 10/01/40	450,000	380,242
2.800% due 10/01/50	100,000	82,212
2.950% due 03/01/27	100,000	99,134
3.650% due 03/01/26	100,000	101,795
4.150% due 03/01/47	75,000	77,452
4.600% due 09/01/35	45,000	49,078
4.750% due 03/01/46	50,000	55,632
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.625% due 05/15/25	85,000	86,888
6.375% due 05/15/38	100,000	133,535
GlaxoSmithKline Capital PLC (United Kingdom)
0.534% due 10/01/23	125,000	122,166
3.375% due 06/01/29	250,000	255,262
Global Payments, Inc. 4.000% due 06/01/23	300,000	303,957
GSK Consumer Healthcare Capital U.S. LLC
3.375% due 03/24/27 ~	250,000	250,278
3.625% due 03/24/32 ~	250,000	250,014
Hackensack Meridian Health, Inc. 4.500% due 07/01/57	100,000	116,354
HCA, Inc.
3.125% due 03/15/27 ~	45,000	44,040
3.500% due 07/15/51	350,000	304,691
3.625% due 03/15/32 ~	100,000	98,106
4.125% due 06/15/29	35,000	35,724
4.500% due 02/15/27	60,000	62,059
4.625% due 03/15/52 ~	25,000	25,271
4.750% due 05/01/23	60,000	61,534
5.125% due 06/15/39	50,000	54,081
5.250% due 04/15/25	70,000	73,750
5.250% due 06/15/26	75,000	79,237
5.250% due 06/15/49	100,000	109,948
5.500% due 06/15/47	75,000	84,957
Hershey Co.
2.300% due 08/15/26	50,000	48,932
3.375% due 05/15/23	50,000	50,577
Hormel Foods Corp.
0.650% due 06/03/24	20,000	19,215
1.700% due 06/03/28	35,000	32,255
3.050% due 06/03/51	25,000	22,561
Humana, Inc.
3.700% due 03/23/29	85,000	85,358
3.850% due 10/01/24	100,000	101,672
4.625% due 12/01/42	100,000	106,862
Ingredion, Inc. 3.200% due 10/01/26	100,000	99,359
J M Smucker Co.
2.375% due 03/15/30	65,000	59,615
2.750% due 09/15/41	100,000	81,719
3.550% due 03/15/50	50,000	45,365
Johns Hopkins Health System Corp. 3.837% due 05/15/46	50,000	51,679
Johnson & Johnson
0.550% due 09/01/25	400,000	373,358
1.300% due 09/01/30	70,000	62,423
2.100% due 09/01/40	65,000	55,014
2.250% due 09/01/50	100,000	82,214
2.450% due 03/01/26	50,000	49,778

	Principal Amount	Value
3.400% due 01/15/38	$50,000	$51,093
3.500% due 01/15/48	65,000	66,835
3.550% due 03/01/36	25,000	25,895
3.625% due 03/03/37	132,000	136,774
3.700% due 03/01/46	25,000	26,431
3.750% due 03/03/47	50,000	53,626
4.850% due 05/15/41	50,000	59,294
5.950% due 08/15/37	100,000	130,357
Kaiser Foundation Hospitals
2.810% due 06/01/41	65,000	56,976
3.002% due 06/01/51	70,000	61,972
3.150% due 05/01/27	225,000	224,770
4.150% due 05/01/47	20,000	21,461
Kellogg Co.
3.400% due 11/15/27	100,000	99,979
4.300% due 05/15/28	100,000	103,705
Keurig Dr Pepper, Inc.
2.550% due 09/15/26	50,000	48,501
3.130% due 12/15/23	50,000	50,424
3.430% due 06/15/27	35,000	35,048
4.420% due 12/15/46	250,000	260,789
Kimberly-Clark Corp.
1.050% due 09/15/27	25,000	22,708
2.000% due 11/02/31	100,000	91,443
3.050% due 08/15/25	50,000	50,464
3.950% due 11/01/28	10,000	10,500
6.625% due 08/01/37	100,000	135,192
Kraft Heinz Foods Co.
3.875% due 05/15/27	250,000	254,280
4.375% due 06/01/46	250,000	247,848
Kroger Co.
3.500% due 02/01/26	50,000	50,565
3.950% due 01/15/50	100,000	101,519
4.650% due 01/15/48	100,000	109,404
5.150% due 08/01/43	25,000	29,156
Laboratory Corp. of America Holdings
1.550% due 06/01/26	70,000	65,278
2.700% due 06/01/31	100,000	92,833
3.600% due 09/01/27	100,000	101,422
4.700% due 02/01/45	50,000	53,389
Leland Stanford Junior University 3.647% due 05/01/48	125,000	129,925
Mass General Brigham, Inc. 3.342% due 07/01/60	30,000	27,303
Massachusetts Institute of Technology
3.067% due 04/01/52	100,000	94,773
5.600% due 07/01/11	100,000	139,673
Mayo Clinic 3.196% due 11/15/61	100,000	90,295
McCormick & Co., Inc.
0.900% due 02/15/26	95,000	87,023
3.400% due 08/15/27	50,000	50,420
McKesson Corp. 1.300% due 08/15/26	165,000	151,709
Mead Johnson Nutrition Co. (United Kingdom) 4.600% due 06/01/44	200,000	224,815
Medtronic, Inc.
3.500% due 03/15/25	119,000	121,526
4.625% due 03/15/45	65,000	75,249
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	47,617
Merck & Co., Inc.
0.750% due 02/24/26	350,000	327,148
1.700% due 06/10/27	50,000	47,397
2.150% due 12/10/31	50,000	46,312
2.750% due 12/10/51	350,000	305,592
3.400% due 03/07/29	200,000	204,755
3.600% due 09/15/42	300,000	302,432
4.150% due 05/18/43	100,000	109,046
Molson Coors Beverage Co.
4.200% due 07/15/46	40,000	38,927
5.000% due 05/01/42	100,000	106,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Mondelez International, Inc.
1.500% due 02/04/31	$40,000	$34,176
1.875% due 10/15/32	300,000	259,130
2.625% due 09/04/50	25,000	20,315
Moody’s Corp.
2.000% due 08/19/31	100,000	88,860
2.550% due 08/18/60	50,000	37,800
2.750% due 08/19/41	100,000	85,669
4.875% due 02/15/24	50,000	51,572
4.875% due 12/17/48	50,000	57,086
Mount Sinai Hospitals Group, Inc. 3.981% due 07/01/48	50,000	48,759
New York & Presbyterian Hospital 3.954% due 08/01/19	35,000	32,646
Northwell Healthcare, Inc. 3.809% due 11/01/49	100,000	94,508
Northwestern University 3.662% due 12/01/57	25,000	27,370
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25	100,000	100,596
3.100% due 05/17/27	30,000	30,329
3.400% due 05/06/24	150,000	152,787
4.000% due 11/20/45	100,000	107,596
NYU Langone Hospitals 4.368% due 07/01/47	25,000	25,835
OhioHealth Corp. 2.297% due 11/15/31	100,000	91,702
PayPal Holdings, Inc.
1.350% due 06/01/23	35,000	34,911
1.650% due 06/01/25	315,000	303,211
2.300% due 06/01/30	55,000	51,271
3.250% due 06/01/50	65,000	59,524
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	14,153
PepsiCo, Inc.
0.750% due 05/01/23	85,000	83,821
1.625% due 05/01/30	60,000	54,021
1.950% due 10/21/31	75,000	68,564
2.375% due 10/06/26	55,000	53,836
2.750% due 04/30/25	100,000	99,982
2.750% due 03/19/30	500,000	491,782
3.450% due 10/06/46	60,000	59,661
3.500% due 07/17/25	50,000	51,214
3.600% due 03/01/24	71,000	72,629
PerkinElmer, Inc.
2.550% due 03/15/31	85,000	78,111
3.300% due 09/15/29	30,000	29,294
Pfizer, Inc.
0.800% due 05/28/25	30,000	28,403
1.700% due 05/28/30	350,000	317,536
1.750% due 08/18/31	100,000	90,077
2.550% due 05/28/40	25,000	22,412
2.625% due 04/01/30	250,000	243,013
2.700% due 05/28/50	25,000	22,197
3.000% due 12/15/26	100,000	100,984
3.200% due 09/15/23	50,000	50,790
3.400% due 05/15/24	150,000	153,050
3.600% due 09/15/28	100,000	104,210
3.900% due 03/15/39	25,000	26,637
4.100% due 09/15/38	50,000	54,537
4.200% due 09/15/48	35,000	39,251
Philip Morris International, Inc.
0.875% due 05/01/26	100,000	91,369
1.750% due 11/01/30	100,000	86,635
2.125% due 05/10/23	25,000	24,942
3.250% due 11/10/24	125,000	125,901
3.375% due 08/11/25	50,000	50,354
4.250% due 11/10/44	30,000	29,125
4.500% due 03/20/42	200,000	201,172
6.375% due 05/16/38	100,000	123,038

	Principal Amount	Value
President & Fellows of Harvard College 4.875% due 10/15/40	$100,000	$119,147
Procter & Gamble Co.
0.550% due 10/29/25	50,000	46,408
1.000% due 04/23/26	250,000	233,926
1.200% due 10/29/30	50,000	43,613
3.000% due 03/25/30	300,000	302,049
Providence St Joseph Health Obligated Group
2.700% due 10/01/51	75,000	59,512
3.930% due 10/01/48	35,000	35,340
Quanta Services, Inc.
0.950% due 10/01/24	15,000	14,234
2.350% due 01/15/32	25,000	21,745
3.050% due 10/01/41	30,000	24,758
Quest Diagnostics, Inc.
2.800% due 06/30/31	70,000	65,567
2.950% due 06/30/30	55,000	52,256
RELX Capital, Inc. (United Kingdom) 4.000% due 03/18/29	100,000	102,684
Reynolds American, Inc. (United Kingdom) 6.150% due 09/15/43	300,000	318,181
Royalty Pharma PLC
2.150% due 09/02/31	55,000	47,233
3.300% due 09/02/40	300,000	256,177
3.350% due 09/02/51	60,000	48,275
RWJ Barnabas Health, Inc. 3.477% due 07/01/49	25,000	23,920
S&P Global, Inc. 2.700% due 03/01/29 ~	200,000	194,024
Sanofi (France) 3.375% due 06/19/23	100,000	101,310
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	250,793
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	217,671
SSM Health Care Corp. 3.688% due 06/01/23	50,000	50,456
Stanford Health Care 3.027% due 08/15/51	30,000	26,681
Stryker Corp.
1.150% due 06/15/25	250,000	235,436
4.100% due 04/01/43	100,000	101,972
Sutter Health
2.294% due 08/15/30	55,000	49,820
3.361% due 08/15/50	55,000	49,265
Sysco Corp.
2.450% due 12/14/31	105,000	96,395
3.150% due 12/14/51	125,000	106,911
3.250% due 07/15/27	50,000	49,816
3.750% due 10/01/25	25,000	25,405
4.450% due 03/15/48	50,000	52,103
4.500% due 04/01/46	25,000	26,078
4.850% due 10/01/45	15,000	16,028
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50	250,000	219,494
4.400% due 11/26/23	100,000	102,523
5.000% due 11/26/28	100,000	108,557
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24	250,000	240,619
1.750% due 10/15/28	20,000	18,314
2.000% due 10/15/31	35,000	31,467
2.800% due 10/15/41	320,000	287,769
5.300% due 02/01/44	100,000	122,480
Toledo Hospital
5.750% due 11/15/38	50,000	55,084
6.015% due 11/15/48	50,000	57,336
Trustees of Princeton University 5.700% due 03/01/39	50,000	64,476
Tyson Foods, Inc.
3.550% due 06/02/27	350,000	353,324
4.000% due 03/01/26	15,000	15,388
4.350% due 03/01/29	20,000	21,109
5.100% due 09/28/48	10,000	11,690

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31	$140,000	$124,046
5.900% due 11/15/32	50,000	61,512
UnitedHealth Group, Inc.
0.550% due 05/15/24	35,000	33,554
1.150% due 05/15/26	50,000	46,533
2.000% due 05/15/30	405,000	373,264
2.300% due 05/15/31	50,000	47,027
2.375% due 08/15/24	70,000	69,714
2.875% due 08/15/29	75,000	73,802
2.900% due 05/15/50	300,000	267,182
3.050% due 05/15/41	50,000	46,684
3.250% due 05/15/51	50,000	47,124
3.500% due 06/15/23	50,000	50,671
3.500% due 02/15/24	20,000	20,374
3.500% due 08/15/39	60,000	59,730
3.700% due 12/15/25	20,000	20,542
3.700% due 08/15/49	65,000	66,253
3.750% due 07/15/25	75,000	77,198
3.850% due 06/15/28	100,000	104,236
3.875% due 12/15/28	25,000	26,242
3.875% due 08/15/59	100,000	103,553
4.250% due 06/15/48	50,000	54,923
4.450% due 12/15/48	25,000	28,286
4.750% due 07/15/45	50,000	58,258
6.875% due 02/15/38	250,000	349,149
University of Chicago 2.761% due 04/01/45	10,000	8,920
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	50,946
University of Southern California
2.805% due 10/01/50	50,000	44,417
3.028% due 10/01/39	50,000	46,884
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	100,000	99,376
Viatris, Inc. 3.850% due 06/22/40	400,000	347,001
Wyeth LLC
5.950% due 04/01/37	50,000	63,782
6.500% due 02/01/34	100,000	130,046
Zimmer Biomet Holdings, Inc. 2.600% due 11/24/31	100,000	91,384

		49,669,812

Energy - 1.9%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.337% due 12/15/27	100,000	99,553
4.080% due 12/15/47	50,000	50,718
5.125% due 09/15/40	50,000	56,997
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	103,373
BP Capital Markets America, Inc.
1.749% due 08/10/30	130,000	115,140
2.750% due 05/10/23	250,000	251,289
2.772% due 11/10/50	130,000	109,045
3.000% due 02/24/50	150,000	130,142
3.001% due 03/17/52	50,000	43,304
3.119% due 05/04/26	25,000	24,976
3.588% due 04/14/27	100,000	101,591
3.790% due 02/06/24	355,000	361,309
4.234% due 11/06/28	400,000	420,710
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	300,000	288,009
3.800% due 04/15/24	43,000	43,633
3.850% due 06/01/27	50,000	50,642
4.950% due 06/01/47	25,000	27,746
6.750% due 02/01/39	90,000	111,111
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32	65,000	58,982
3.750% due 02/15/52	225,000	202,035

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29	$60,000	$59,906
5.125% due 06/30/27	300,000	320,152
Chevron Corp.
1.141% due 05/11/23	200,000	197,580
1.554% due 05/11/25	35,000	33,792
1.995% due 05/11/27	350,000	336,310
2.236% due 05/11/30	25,000	23,675
2.566% due 05/16/23	100,000	100,328
2.954% due 05/16/26	100,000	100,495
3.326% due 11/17/25	50,000	50,749
Chevron USA, Inc. 3.850% due 01/15/28	50,000	52,151
ConocoPhillips Co.
4.025% due 03/15/62 ~	200,000	203,383
4.950% due 03/15/26	50,000	53,601
6.950% due 04/15/29	100,000	123,675
Devon Energy Corp.
5.000% due 06/15/45	105,000	114,745
5.850% due 12/15/25	50,000	54,159
Diamondback Energy, Inc.
3.125% due 03/24/31	500,000	478,369
3.500% due 12/01/29	100,000	99,171
4.250% due 03/15/52	60,000	59,453
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	66,893
Enbridge, Inc. (Canada)
1.600% due 10/04/26	55,000	50,917
2.500% due 01/15/25	50,000	49,175
2.500% due 08/01/33	100,000	88,984
3.400% due 08/01/51	70,000	62,297
3.700% due 07/15/27	100,000	101,467
4.500% due 06/10/44	150,000	152,383
Energy Transfer LP
2.900% due 05/15/25	40,000	39,168
3.750% due 05/15/30	310,000	305,408
3.900% due 07/15/26	100,000	100,677
4.050% due 03/15/25	100,000	101,515
4.200% due 04/15/27	100,000	101,985
4.400% due 03/15/27	200,000	203,707
4.900% due 02/01/24	100,000	102,729
5.000% due 05/15/50	500,000	507,935
5.250% due 04/15/29	25,000	26,720
5.300% due 04/15/47	100,000	103,153
5.950% due 10/01/43	100,000	107,082
6.125% due 12/15/45	200,000	221,300
6.500% due 02/01/42	100,000	115,289
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	98,311
4.150% due 10/16/28	50,000	52,101
4.200% due 01/31/50	450,000	448,060
4.250% due 02/15/48	25,000	25,177
4.800% due 02/01/49	50,000	53,547
5.375% due 02/15/78	300,000	278,996
6.125% due 10/15/39	115,000	139,104
6.875% due 03/01/33	150,000	187,497
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	118,135
3.250% due 11/18/49	200,000	189,248
3.950% due 05/15/43	300,000	310,784
Exxon Mobil Corp.
1.571% due 04/15/23	600,000	598,387
2.019% due 08/16/24	50,000	49,529
2.440% due 08/16/29	50,000	47,948
2.610% due 10/15/30	250,000	241,282
2.995% due 08/16/39	50,000	46,464
3.043% due 03/01/26	150,000	151,515
3.176% due 03/15/24	200,000	202,879
3.452% due 04/15/51	200,000	194,882
4.114% due 03/01/46	65,000	70,155
4.327% due 03/19/50	300,000	336,028

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Halliburton Co.
3.800% due 11/15/25	$6,000	$6,134
4.850% due 11/15/35	50,000	53,860
5.000% due 11/15/45	342,000	372,203
7.450% due 09/15/39	25,000	33,561
Hess Corp.
4.300% due 04/01/27	50,000	51,388
5.600% due 02/15/41	50,000	56,327
5.800% due 04/01/47	50,000	59,663
7.125% due 03/15/33	50,000	61,798
HollyFrontier Corp. 2.625% due 10/01/23	45,000	44,565
Kinder Morgan Energy Partners LP 4.150% due 02/01/24	100,000	101,898
Kinder Morgan, Inc.
2.000% due 02/15/31	210,000	183,887
3.250% due 08/01/50	220,000	183,269
4.300% due 03/01/28	300,000	311,467
5.300% due 12/01/34	70,000	76,870
5.550% due 06/01/45	350,000	392,437
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	48,481
4.250% due 09/15/46	70,000	69,204
5.000% due 03/01/26	50,000	52,716
Marathon Oil Corp.
4.400% due 07/15/27	100,000	103,265
5.200% due 06/01/45	50,000	54,350
Marathon Petroleum Corp.
3.800% due 04/01/28	30,000	30,248
4.500% due 04/01/48	25,000	25,148
5.125% due 12/15/26	50,000	53,283
6.500% due 03/01/41	100,000	123,596
MPLX LP
2.650% due 08/15/30	45,000	41,299
4.250% due 12/01/27	250,000	258,673
4.500% due 04/15/38	30,000	30,726
4.700% due 04/15/48	45,000	45,472
4.875% due 12/01/24	250,000	259,140
4.900% due 04/15/58	15,000	15,180
4.950% due 03/14/52	200,000	208,758
NOV, Inc. 3.950% due 12/01/42	100,000	88,141
ONEOK, Inc.
2.200% due 09/15/25	25,000	23,975
3.100% due 03/15/30	25,000	23,469
4.000% due 07/13/27	130,000	131,354
4.350% due 03/15/29	100,000	102,228
4.500% due 03/15/50	25,000	24,064
4.550% due 07/15/28	50,000	51,469
4.950% due 07/13/47	50,000	50,588
5.200% due 07/15/48	25,000	26,704
Phillips 66
0.900% due 02/15/24	35,000	33,892
1.300% due 02/15/26	20,000	18,718
3.300% due 03/15/52	100,000	88,249
4.650% due 11/15/34	200,000	214,002
Phillips 66 Partners LP
2.450% due 12/15/24	50,000	49,196
3.550% due 10/01/26	50,000	50,050
4.900% due 10/01/46	25,000	27,571
Pioneer Natural Resources Co.
0.550% due 05/15/23	35,000	34,242
2.150% due 01/15/31	385,000	347,455
Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/26	150,000	154,394
4.650% due 10/15/25	100,000	102,817
4.700% due 06/15/44	50,000	47,080
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	205,000	214,706
5.625% due 03/01/25	165,000	174,562
Schlumberger Investment SA
2.650% due 06/26/30	100,000	94,815
3.650% due 12/01/23	42,000	42,693

	Principal Amount	Value
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	$100,000	$97,457
2.500% due 09/12/26	50,000	49,339
2.750% due 04/06/30	85,000	82,553
2.875% due 05/10/26	100,000	100,308
2.875% due 11/26/41	200,000	180,035
3.000% due 11/26/51	200,000	179,507
3.250% due 05/11/25	100,000	101,154
3.250% due 04/06/50	100,000	94,241
3.625% due 08/21/42	100,000	98,553
3.750% due 09/12/46	50,000	50,746
4.000% due 05/10/46	100,000	104,713
4.125% due 05/11/35	263,000	278,527
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	20,038
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47	70,000	70,293
6.800% due 05/15/38	200,000	258,348
TC PipeLines LP 3.900% due 05/25/27	20,000	20,436
Total Capital International SA (France)
2.434% due 01/10/25	50,000	49,705
2.829% due 01/10/30	50,000	48,904
3.700% due 01/15/24	200,000	203,474
Total Capital SA (France) 3.883% due 10/11/28	25,000	26,016
TotalEnergies Capital International SA (France)
3.127% due 05/29/50	100,000	91,657
3.461% due 07/12/49	50,000	48,354
TransCanada PipeLines Ltd. (Canada)
1.000% due 10/12/24	420,000	399,394
2.500% due 10/12/31	465,000	422,341
3.750% due 10/16/23	100,000	101,464
4.100% due 04/15/30	200,000	206,921
4.250% due 05/15/28	50,000	52,023
5.100% due 03/15/49	50,000	58,464
7.625% due 01/15/39	50,000	70,008
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30	25,000	24,417
3.950% due 05/15/50	250,000	244,023
4.000% due 03/15/28	50,000	51,248
4.450% due 08/01/42	150,000	153,305
Valero Energy Corp.
2.150% due 09/15/27	100,000	93,695
2.800% due 12/01/31	100,000	92,423
3.400% due 09/15/26	100,000	99,493
6.625% due 06/15/37	150,000	186,079
Williams Cos., Inc.
3.750% due 06/15/27	50,000	50,632
4.550% due 06/24/24	85,000	87,378
5.100% due 09/15/45	100,000	108,647
5.750% due 06/24/44	35,000	40,421
6.300% due 04/15/40	20,000	24,187

		22,007,033

Financial - 9.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.150% due 10/29/23	150,000	143,668
1.650% due 10/29/24	150,000	141,787
1.750% due 10/29/24	150,000	141,476
2.450% due 10/29/26	150,000	138,954
3.300% due 01/30/32	150,000	135,460
3.875% due 01/23/28	150,000	146,487
4.500% due 09/15/23	150,000	151,207
6.500% due 07/15/25	250,000	264,951
Affiliated Managers Group, Inc. 3.500% due 08/01/25	50,000	50,500
African Development Bank (Ivory Coast)
0.875% due 03/23/26	400,000	373,341
0.875% due 07/22/26	116,000	108,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Air Lease Corp.
0.800% due 08/18/24	$40,000	$37,710
2.100% due 09/01/28	300,000	262,924
2.300% due 02/01/25	100,000	96,281
3.000% due 02/01/30	100,000	92,233
3.250% due 03/01/25	100,000	98,747
3.875% due 07/03/23	150,000	151,573
Aircastle Ltd.
4.125% due 05/01/24	30,000	29,972
5.000% due 04/01/23	30,000	30,497
Alexandria Real Estate Equities, Inc. REIT
2.750% due 12/15/29	50,000	47,459
2.950% due 03/15/34	40,000	37,692
3.550% due 03/15/52	70,000	65,253
3.375% due 08/15/31	60,000	59,148
3.950% due 01/15/27	25,000	25,605
4.000% due 02/01/50	100,000	98,979
4.500% due 07/30/29	20,000	21,296
Allstate Corp. 3.280% due 12/15/26	350,000	351,836
Ally Financial, Inc.
1.450% due 10/02/23	85,000	83,048
3.050% due 06/05/23	65,000	65,277
5.800% due 05/01/25	200,000	212,308
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	101,882
American Express Co.
2.500% due 07/30/24	35,000	34,853
3.000% due 10/30/24	50,000	50,221
3.300% due 05/03/27 ~	415,000	417,488
3.700% due 08/03/23	100,000	101,868
4.050% due 12/03/42	125,000	132,255
American Financial Group, Inc. 4.500% due 06/15/47	50,000	51,900
American Homes 4 Rent LP due 04/15/32 #	70,000	68,262
American International Group, Inc.
3.400% due 06/30/30	100,000	99,871
3.750% due 07/10/25	35,000	35,602
3.875% due 01/15/35	100,000	102,113
4.200% due 04/01/28	100,000	103,984
4.375% due 06/30/50	100,000	110,015
4.375% due 01/15/55	100,000	107,297
4.500% due 07/16/44	100,000	108,220
4.700% due 07/10/35	50,000	53,545
4.800% due 07/10/45	50,000	56,550
American Tower Corp. REIT
1.875% due 10/15/30	200,000	170,485
2.300% due 09/15/31	350,000	306,214
2.900% due 01/15/30	50,000	46,453
2.950% due 01/15/25	100,000	98,960
3.100% due 06/15/50	50,000	40,538
3.375% due 10/15/26	100,000	98,819
3.600% due 01/15/28	100,000	99,226
Ameriprise Financial, Inc. 4.000% due 10/15/23	100,000	102,082
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31	100,000	88,435
2.900% due 08/23/51	100,000	83,226
4.500% due 12/15/28	200,000	209,913
Arch Capital Group Ltd. 3.635% due 06/30/50	200,000	183,849
Arch Capital Group US, Inc. 5.144% due 11/01/43	200,000	224,727
Ares Capital Corp.
2.150% due 07/15/26	350,000	316,790
3.250% due 07/15/25	50,000	48,557
Asian Development Bank (Multi-National)
0.250% due 07/14/23	135,000	131,854
0.250% due 10/06/23	500,000	485,475
0.375% due 06/11/24	180,000	172,238
0.500% due 02/04/26	400,000	369,434

	Principal Amount	Value
0.625% due 04/29/25	$500,000	$471,431
1.000% due 04/14/26	200,000	187,941
1.250% due 06/09/28	50,000	46,169
1.500% due 10/18/24	150,000	146,263
1.750% due 08/14/26	250,000	242,031
2.625% due 01/12/27	200,000	200,948
2.750% due 01/19/28	100,000	100,957
3.125% due 09/26/28	200,000	207,726
Asian Infrastructure Investment Bank (Multi-National)
0.250% due 09/29/23	135,000	130,875
0.500% due 05/28/25	150,000	139,592
2.250% due 05/16/24	250,000	249,787
Assurant, Inc. 4.900% due 03/27/28	100,000	104,504
Assured Guaranty US Holdings, Inc. 3.150% due 06/15/31	70,000	66,202
Athene Holding Ltd. (Bermuda)
3.450% due 05/15/52	100,000	84,680
3.500% due 01/15/31	20,000	19,174
AvalonBay Communities, Inc. REIT
2.050% due 01/15/32	200,000	181,133
2.450% due 01/15/31	105,000	98,908
3.350% due 05/15/27	25,000	25,010
4.150% due 07/01/47	50,000	53,551
AXA SA (France) 8.600% due 12/15/30	75,000	99,346
Banco Santander SA (Spain)
0.701% due 06/30/24	250,000	242,804
1.722% due 09/14/27	200,000	180,936
2.706% due 06/27/24	200,000	197,984
2.749% due 12/03/30	200,000	176,314
Bank of America Corp.
0.810% due 10/24/24	100,000	96,803
1.197% due 10/24/26	100,000	92,539
1.319% due 06/19/26	500,000	469,141
1.486% due 05/19/24	200,000	197,191
1.530% due 12/06/25	200,000	191,402
1.658% due 03/11/27	100,000	93,313
1.734% due 07/22/27	410,000	381,131
1.843% due 02/04/25	350,000	342,365
1.922% due 10/24/31	100,000	86,980
2.015% due 02/13/26	100,000	96,323
2.299% due 07/21/32	100,000	89,137
2.456% due 10/22/25	50,000	49,159
2.482% due 09/21/36	200,000	172,268
2.496% due 02/13/31	100,000	92,028
2.572% due 10/20/32	100,000	91,023
2.592% due 04/29/31	500,000	462,140
2.651% due 03/11/32	100,000	91,891
2.676% due 06/19/41	350,000	296,620
2.831% due 10/24/51	25,000	21,362
2.884% due 10/22/30	50,000	47,476
2.972% due 07/21/52	100,000	85,996
3.248% due 10/21/27	150,000	149,488
3.311% due 04/22/42	400,000	371,623
3.366% due 01/23/26	100,000	100,115
3.384% due 04/02/26	100,000	99,908
3.419% due 12/20/28	169,000	167,418
3.458% due 03/15/25	150,000	150,971
3.483% due 03/13/52	100,000	94,740
3.500% due 04/19/26	150,000	152,003
3.593% due 07/21/28	100,000	100,309
3.824% due 01/20/28	300,000	303,807
3.846% due 03/08/37	400,000	383,606
3.875% due 08/01/25	100,000	102,898
3.946% due 01/23/49	100,000	101,650
3.950% due 04/21/25	200,000	203,954
3.970% due 03/05/29	100,000	101,668
4.078% due 04/23/40	200,000	206,065
4.083% due 03/20/51	350,000	363,878
4.183% due 11/25/27	100,000	102,078
4.450% due 03/03/26	85,000	87,991

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
4.750% due 04/21/45	$85,000	$92,635
6.110% due 01/29/37	250,000	299,513
7.750% due 05/14/38	200,000	279,929
Bank of Montreal (Canada)
0.400% due 09/15/23	350,000	339,756
0.450% due 12/08/23	145,000	140,101
0.949% due 01/22/27	100,000	92,223
3.300% due 02/05/24	100,000	101,397
Bank of New York Mellon Corp.
0.350% due 12/07/23	210,000	203,137
0.500% due 04/26/24	250,000	239,565
1.600% due 04/24/25	300,000	289,412
2.800% due 05/04/26	50,000	50,162
3.000% due 10/30/28	55,000	53,768
3.400% due 05/15/24	100,000	101,720
Bank of Nova Scotia (Canada)
0.400% due 09/15/23	40,000	38,881
0.650% due 07/31/24	70,000	66,634
0.700% due 04/15/24	85,000	81,592
1.300% due 06/11/25	100,000	94,320
1.300% due 09/15/26	50,000	46,054
1.625% due 05/01/23	300,000	298,048
2.450% due 02/02/32	100,000	92,117
Barclays PLC (United Kingdom)
1.007% due 12/10/24	300,000	288,200
2.645% due 06/24/31	200,000	181,765
2.894% due 11/24/32	200,000	181,629
3.330% due 11/24/42	200,000	174,298
4.337% due 01/10/28	300,000	305,252
4.375% due 01/12/26	200,000	204,370
4.950% due 01/10/47	200,000	216,935
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30	80,000	70,013
2.500% due 01/15/51	410,000	332,492
2.850% due 10/15/50	90,000	78,291
3.850% due 03/15/52	200,000	204,770
4.300% due 05/15/43	200,000	214,285
5.750% due 01/15/40	25,000	31,215
BlackRock, Inc.
1.900% due 01/28/31	15,000	13,566
2.100% due 02/25/32	100,000	90,726
2.400% due 04/30/30	45,000	42,782
3.200% due 03/15/27	56,000	56,674
3.250% due 04/30/29	60,000	60,978
Blackstone Private Credit Fund
2.625% due 12/15/26 ~	100,000	90,154
3.250% due 03/15/27 ~	150,000	137,707
Blackstone Secured Lending Fund 2.750% due 09/16/26	100,000	93,005
Boston Properties LP REIT
2.450% due 10/01/33	50,000	43,444
2.550% due 04/01/32	250,000	225,870
3.250% due 01/30/31	150,000	145,308
Brandywine Operating Partnership LP 4.550% due 10/01/29	50,000	51,854
Brighthouse Financial, Inc.
3.700% due 06/22/27	100,000	100,054
4.700% due 06/22/47	50,000	48,758
Brixmor Operating Partnership LP REIT
2.500% due 08/16/31	50,000	44,246
4.050% due 07/01/30	10,000	10,049
4.125% due 06/15/26	50,000	51,074
Brookfield Finance, Inc. (Canada) 3.500% due 03/30/51	50,000	44,622
4.000% due 04/01/24	50,000	50,776
4.700% due 09/20/47	50,000	53,213
4.850% due 03/29/29	100,000	106,761
Brown & Brown, Inc.
4.200% due 03/17/32	35,000	35,615
4.500% due 03/15/29	50,000	51,750
4.950% due 03/17/52	200,000	214,147

	Principal Amount	Value
Camden Property Trust REIT
3.150% due 07/01/29	$30,000	$29,702
4.100% due 10/15/28	20,000	20,831
Canadian Imperial Bank of Commerce (Canada) due 04/07/32 #	45,000	44,843
0.500% due 12/14/23	100,000	96,621
0.950% due 10/23/25	20,000	18,422
1.250% due 06/22/26	100,000	91,921
3.100% due 04/02/24	150,000	150,824
Capital One Financial Corp.
1.878% due 11/02/27	100,000	92,427
2.618% due 11/02/32	100,000	90,218
3.200% due 02/05/25	200,000	200,368
3.300% due 10/30/24	100,000	100,626
3.750% due 07/28/26	250,000	251,595
3.750% due 03/09/27	50,000	50,454
3.800% due 01/31/28	200,000	201,541
CBRE Services, Inc. 4.875% due 03/01/26	100,000	105,025
Charles Schwab Corp.
0.900% due 03/11/26	135,000	124,993
1.150% due 05/13/26	75,000	69,944
1.950% due 12/01/31	100,000	88,541
2.300% due 05/13/31	150,000	138,634
2.450% due 03/03/27	250,000	243,124
3.200% due 03/02/27	100,000	100,728
3.750% due 04/01/24	50,000	50,882
3.850% due 05/21/25	100,000	102,248
Chubb INA Holdings, Inc.
1.375% due 09/15/30	250,000	218,120
2.850% due 12/15/51	25,000	21,775
3.050% due 12/15/61	10,000	8,643
3.150% due 03/15/25	100,000	101,137
4.150% due 03/13/43	25,000	26,083
Citigroup, Inc.
0.776% due 10/30/24	100,000	96,657
0.981% due 05/01/25	50,000	47,701
1.122% due 01/28/27	750,000	689,004
1.281% due 11/03/25	30,000	28,576
1.462% due 06/09/27	100,000	91,980
2.014% due 01/25/26	145,000	139,696
2.520% due 11/03/32	70,000	62,937
2.561% due 05/01/32	55,000	49,707
2.572% due 06/03/31	600,000	550,746
2.666% due 01/29/31	150,000	139,249
2.904% due 11/03/42	50,000	43,008
2.976% due 11/05/30	100,000	95,033
3.057% due 01/25/33	135,000	126,279
3.070% due 02/24/28	150,000	146,260
3.106% due 04/08/26	600,000	595,328
3.290% due 03/17/26	100,000	99,733
3.400% due 05/01/26	100,000	100,872
3.520% due 10/27/28	100,000	99,199
3.668% due 07/24/28	100,000	100,142
3.750% due 06/16/24	100,000	101,795
3.785% due 03/17/33	100,000	99,246
3.875% due 03/26/25	100,000	101,415
3.878% due 01/24/39	100,000	100,232
3.887%due 01/10/28	100,000	101,245
4.000% due 08/05/24	50,000	51,155
4.125% due 07/25/28	100,000	101,713
4.300% due 11/20/26	100,000	102,998
4.750% due 05/18/46	50,000	53,725
5.300% due 05/06/44	400,000	456,750
6.125% due 08/25/36	100,000	120,685
CME Group, Inc.
3.000% due 03/15/25	50,000	50,372
3.750% due 06/15/28	100,000	102,622
4.150% due 06/15/48	50,000	54,459
CNA Financial Corp.
3.450% due 08/15/27	100,000	100,250
4.500% due 03/01/26	50,000	52,149

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Comerica Bank 4.000% due 07/27/25	$250,000	$255,160
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	250,000	240,393
3.375% due 05/21/25	250,000	251,755
5.250% due 05/24/41	200,000	246,800
Corp Andina de Fomento (Multi-National) 2.250% due 02/08/27	200,000	191,000
Corporate Office Properties LP REIT
2.250% due 03/15/26	35,000	33,399
2.900% due 12/01/33	65,000	57,466
Council Of Europe Development Bank (France) 0.250% due 10/20/23	250,000	242,391
Credit Suisse AG (Switzerland)
1.000% due 05/05/23	500,000	492,701
3.750% due 03/26/25	250,000	249,258
Crown Castle International Corp. REIT
2.100% due 04/01/31	200,000	173,255
3.150% due 07/15/23	30,000	30,216
3.200% due 09/01/24	35,000	35,068
3.250% due 01/15/51	200,000	168,091
3.650% due 09/01/27	35,000	34,806
3.700% due 06/15/26	35,000	35,269
3.800% due 02/15/28	50,000	50,042
4.000% due 03/01/27	40,000	40,623
4.300% due 02/15/29	60,000	61,707
4.450% due 02/15/26	35,000	36,085
4.750% due 05/15/47	25,000	26,341
CubeSmart LP REIT
2.000% due 02/15/31	15,000	13,075
3.125% due 09/01/26	50,000	49,579
CyrusOne LP/CyrusOne Finance Corp. REIT 3.450% due 11/15/29	60,000	61,837
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	324,854
2.222% due 09/18/24	150,000	146,795
2.552% due 01/07/28	150,000	138,624
3.700% due 05/30/24	285,000	286,355
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	50,393
4.450% due 07/15/28	100,000	104,247
Discover Bank 3.450% due 07/27/26	250,000	248,914
Duke Realty LP REIT
1.750% due 02/01/31	20,000	17,372
2.250% due 01/15/32	50,000	45,026
2.875% due 11/15/29	40,000	38,421
3.375% due 12/15/27	60,000	59,408
Enstar Group Ltd. 4.950% due 06/01/29	25,000	25,987
EPR Properties REIT 3.600% due 11/15/31	30,000	27,250
Equinix, Inc. REIT
2.000% due 05/15/28	35,000	31,610
2.150% due 07/15/30	350,000	306,769
2.500% due 05/15/31	100,000	89,850
2.625% due 11/18/24	65,000	64,126
3.400% due 02/15/52	10,000	8,695
Equitable Holdings, Inc. 4.350% due 04/20/28	300,000	307,019
ERP Operating LP REIT
2.850% due 11/01/26	70,000	68,678
3.500% due 03/01/28	100,000	100,494
4.500% due 06/01/45	75,000	82,064
Essex Portfolio LP REIT
2.550% due 06/15/31	65,000	59,327
2.650% due 03/15/32	30,000	27,489
3.375% due 04/15/26	50,000	50,105
3.875% due 05/01/24	50,000	50,602
4.000% due 03/01/29	25,000	25,807

	Principal Amount	Value
European Bank for Reconstruction & Development (United Kingdom)
0.250% due 07/10/23	$250,000	$244,120
0.500% due 01/28/26	300,000	276,857
European Investment Bank (Multi-National)
0.250% due 09/15/23	865,000	841,298
0.375% due 03/26/26	300,000	275,243
0.625% due 10/21/27	250,000	225,059
0.750% due 10/26/26	83,000	76,716
1.250% due 02/14/31	300,000	271,565
1.375% due 05/15/23	125,000	124,190
1.375% due 03/15/27	350,000	332,105
1.625% due 03/14/25	230,000	224,091
1.625% due 10/09/29	195,000	184,030
2.250% due 06/24/24	250,000	249,225
2.875% due 08/15/23	450,000	454,553
3.125% due 12/14/23	200,000	202,814
Extra Space Storage LP REIT 3.900% due 04/01/29	220,000	220,668
Federal Realty Investment Trust REIT
1.250% due 02/15/26	300,000	276,475
3.950% due 01/15/24	50,000	50,675
4.500% due 12/01/44	50,000	50,698
Fidelity National Financial, Inc.
3.400% due 06/15/30	200,000	192,898
4.500% due 08/15/28	50,000	51,235
Fifth Third Bancorp
1.707% due 11/01/27	155,000	143,666
2.550% due 05/05/27	60,000	58,070
8.250% due 03/01/38	25,000	37,038
FS KKR Capital Corp.
2.625% due 01/15/27	100,000	91,734
3.250% due 07/15/27	50,000	46,239
4.125% due 02/01/25	50,000	49,662
Globe Life, Inc. 4.550% due 09/15/28	50,000	52,079
GLP Capital LP/GLP Financing II, Inc. REIT
3.250% due 01/15/32	50,000	45,448
4.000% due 01/15/31	50,000	48,571
5.250% due 06/01/25	25,000	25,767
5.375% due 11/01/23	25,000	25,706
5.375% due 04/15/26	50,000	52,302
5.750% due 06/01/28	25,000	26,947
Goldman Sachs Group, Inc.
0.657% due 09/10/24	100,000	96,771
1.093% due 12/09/26	290,000	265,895
1.431% due 03/09/27	80,000	73,818
1.542% due 09/10/27	100,000	91,532
1.757% due 01/24/25	100,000	97,554
1.948% due 10/21/27	250,000	232,687
2.383%due 07/21/32	70,000	62,125
2.615% due 04/22/32	70,000	63,765
2.640% due 02/24/28	250,000	239,300
2.650% due 10/21/32	250,000	226,564
2.908% due 07/21/42	60,000	51,858
3.102% due 02/24/33	250,000	235,913
3.210% due 04/22/42	60,000	54,508
3.272% due 09/29/25	255,000	255,629
3.436% due 02/24/43	450,000	417,849
3.500% due 01/23/25	150,000	151,350
3.500% due 04/01/25	100,000	100,807
3.500% due 11/16/26	100,000	100,505
3.615% due 03/15/28	200,000	199,969
3.625% due 02/20/24	180,000	182,366
3.750% due 05/22/25	150,000	152,372
3.750% due 02/25/26	60,000	61,004
3.800% due 03/15/30	250,000	251,988
3.814% due 04/23/29	150,000	151,302
3.850% due 01/26/27	160,000	161,587
4.017% due 10/31/38	100,000	101,377
4.223% due 05/01/29	200,000	204,975
4.411% due 04/23/39	450,000	476,228
4.750% due 10/21/45	100,000	112,150
6.750% due 10/01/37	200,000	252,726

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Golub Capital BDC, Inc. 2.500% due 08/24/26	$60,000	$55,204
Hartford Financial Services Group, Inc. 2.900% due 09/15/51	100,000	82,569
Healthcare Realty Trust, Inc. REIT 2.400% due 03/15/30	25,000	22,724
Healthcare Trust of America Holdings LP REIT
2.000% due 03/15/31	25,000	21,669
3.100% due 02/15/30	50,000	47,610
Healthpeak Properties, Inc. REIT
2.875% due 01/15/31	200,000	189,670
3.000% due 01/15/30	100,000	96,181
3.400% due 02/01/25	7,000	7,033
Hercules Capital, Inc. 3.375% due 01/20/27	35,000	32,914
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	20,314
4.200% due 04/15/29	50,000	51,081
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	23,852
3.500% due 09/15/30	100,000	95,493
HSBC Holdings PLC (United Kingdom)
1.589% due 05/24/27	500,000	457,004
1.645% due 04/18/26	250,000	235,488
2.251% due 11/22/27	250,000	233,220
2.357% due 08/18/31	250,000	222,193
2.804% due 05/24/32	200,000	182,125
2.848% due 06/04/31	200,000	185,205
2.999% due 03/10/26	200,000	196,227
3.803% due 03/11/25	200,000	201,041
3.900% due 05/25/26	200,000	202,134
3.973% due 05/22/30	290,000	290,595
4.250% due 08/18/25	200,000	202,450
4.375% due 11/23/26	200,000	203,869
4.762% due 03/29/33	300,000	308,637
6.800% due 06/01/38	150,000	187,814
HSBC USA, Inc. 3.500% due 06/23/24	250,000	252,562
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	52,490
Huntington Bancshares, Inc. 2.625% due 08/06/24	300,000	297,495
ING Groep NV (Netherlands)
4.252% due 03/28/33	200,000	206,104
4.550% due 10/02/28	200,000	207,137
Inter-American Development Bank (Multi-National)
0.500% due 05/24/23	500,000	491,414
0.500% due 09/23/24	150,000	142,859
0.625% due 07/15/25	700,000	656,629
0.875% due 04/20/26	250,000	233,292
1.125% due 07/20/28	300,000	275,557
1.125% due 01/13/31	150,000	134,374
1.750% due 03/14/25	300,000	293,268
2.000% due 06/02/26	150,000	146,391
2.000% due 07/23/26	100,000	97,681
2.625% due 01/16/24	150,000	150,817
3.200% due 08/07/42	100,000	105,428
Intercontinental Exchange, Inc.
0.700% due 06/15/23	45,000	44,350
1.850% due 09/15/32	65,000	56,268
2.650% due 09/15/40	65,000	55,658
3.000% due 09/15/60	65,000	55,391
3.100% due 09/15/27	100,000	99,453
4.000% due 10/15/23	100,000	101,995
International Bank for Reconstruction & Development (Multi-National)
0.125% due 04/20/23	250,000	245,400
0.250% due 11/24/23	50,000	48,392
0.375% due 07/28/25	350,000	325,477
0.500% due 10/28/25	200,000	185,631

	Principal Amount	Value
0.625% due 04/22/25	$500,000	$471,762
0.750% due 11/24/27	195,000	176,378
0.875% due 05/14/30	350,000	307,475
1.125% due 09/13/28	160,000	146,684
1.250% due 02/10/31	500,000	450,356
1.375% due 04/20/28	250,000	232,802
1.625% due 01/15/25	150,000	146,318
1.625% due 11/03/31	190,000	175,264
1.750% due 10/23/29	100,000	94,714
1.875% due 06/19/23	300,000	299,318
2.500% due 03/19/24	200,000	200,575
2.500% due 03/29/32	200,000	198,990
3.000% due 09/27/23	250,000	252,921
3.125% due 11/20/25	50,000	50,869
International Finance Corp. (Multi-National)
0.750% due 10/08/26	100,000	92,604
0.750% due 08/27/30	250,000	220,064
1.375% due 10/16/24	90,000	87,689
2.875% due 07/31/23	130,000	131,225
Invesco Finance PLC 5.375% due 11/30/43	200,000	227,982
Invitation Homes Operating Partnership LP 2.000% due 08/15/31	300,000	256,673
Jefferies Group LLC 2.750% due 10/15/32	40,000	35,861
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.625% due 10/15/31	100,000	90,329
JPMorgan Chase & Co.
0.768% due 08/09/25	350,000	332,047
0.824% due 06/01/25	170,000	162,240
0.969% due 06/23/25	300,000	286,669
1.040% due 02/04/27	500,000	458,772
1.045% due 11/19/26	100,000	92,443
1.470% due 09/22/27	75,000	69,202
1.514% due 06/01/24	350,000	345,363
1.561% due 12/10/25	100,000	95,770
1.578% due 04/22/27	65,000	60,605
1.764% due 11/19/31	100,000	86,345
2.069% due 06/01/29	140,000	129,148
2.083% due 04/22/26	250,000	241,435
2.182% due 06/01/28	650,000	610,596
2.301% due 10/15/25	615,000	602,722
2.525% due 11/19/41	100,000	82,431
2.545% due 11/08/32	375,000	343,170
2.580% due 04/22/32	75,000	68,815
2.595% due 02/24/26	100,000	98,142
2.739% due 10/15/30	75,000	70,956
2.947% due 02/24/28	60,000	58,621
2.956% due 05/13/31	65,000	60,933
2.963% due 01/25/33	100,000	94,379
3.109% due 04/22/51	250,000	222,437
3.157% due 04/22/42	100,000	90,988
3.200% due 06/15/26	100,000	100,639
3.328% due 04/22/52	70,000	65,012
3.509% due 01/23/29	185,000	184,341
3.540% due 05/01/28	100,000	100,390
3.559% due 04/23/24	75,000	75,739
3.625% due 05/13/24	200,000	204,102
3.702% due 05/06/30	150,000	150,987
3.882% due 07/24/38	150,000	151,790
3.964% due 11/15/48	100,000	102,591
4.023% due 12/05/24	200,000	203,287
4.032% due 07/24/48	150,000	154,854
4.452% due 12/05/29	150,000	156,544
5.500% due 10/15/40	100,000	120,426
5.600% due 07/15/41	100,000	121,557
6.400% due 05/15/38	300,000	392,285
KeyCorp
2.250% due 04/06/27	350,000	330,997
4.150% due 10/29/25	30,000	30,907

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Kimco Realty Corp. REIT
2.250% due 12/01/31	$70,000	$62,796
3.125% due 06/01/23	100,000	100,483
3.700% due 10/01/49	25,000	23,221
4.125% due 12/01/46	50,000	49,892
Kite Realty Group Trust 4.750% due 09/15/30	25,000	25,902
Kreditanstalt fuer Wiederaufbau (Germany)
0.250% due 04/25/23	130,000	127,764
0.250% due 10/19/23	400,000	388,055
0.250% due 03/08/24	200,000	192,167
0.375% due 07/18/25	250,000	232,832
0.500% due 09/20/24	500,000	476,520
0.625% due 01/22/26	730,000	678,418
1.250% due 01/31/25	500,000	482,650
1.375% due 08/05/24	400,000	390,176
1.750% due 09/14/29	100,000	95,173
2.500% due 11/20/24	375,000	375,388
2.825% due 06/29/37	200,000	136,996
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30	200,000	176,423
1.750% due 07/27/26	100,000	96,851
3.125% due 11/14/23	200,000	202,696
Lazard Group LLC
3.625% due 03/01/27	50,000	49,848
4.375% due 03/11/29	50,000	51,200
Legg Mason, Inc. 4.750% due 03/15/26	50,000	52,663
Life Storage LP REIT 4.000% due 06/15/29	100,000	101,545
Lincoln National Corp.
3.625% due 12/12/26	150,000	152,504
3.800% due 03/01/28	35,000	35,440
4.000% due 09/01/23	15,000	15,195
4.350% due 03/01/48	25,000	25,350
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28	200,000	199,668
3.870% due 07/09/25	500,000	505,558
4.050% due 08/16/23	200,000	203,635
4.582% due 12/10/25	200,000	204,297
Loews Corp. 2.625% due 05/15/23	150,000	150,225
LXP Industrial Trust 2.375% due 10/01/31	70,000	62,213
Main Street Capital Corp. 3.000% due 07/14/26	100,000	92,849
Manulife Financial Corp. (Canada)
3.703% due 03/16/32	100,000	101,036
4.150% due 03/04/26	50,000	51,174
5.375% due 03/04/46	50,000	61,068
Markel Corp.
3.450% due 05/07/52	70,000	62,370
3.500% due 11/01/27	50,000	50,006
5.000% due 05/20/49	30,000	33,908
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31	45,000	41,256
3.500% due 03/10/25	75,000	75,606
3.750% due 03/14/26	100,000	101,656
4.200% due 03/01/48	100,000	103,897
4.375% due 03/15/29	70,000	74,058
Mastercard, Inc.
1.900% due 03/15/31	100,000	92,654
2.000% due 11/18/31	200,000	182,569
2.950% due 11/21/26	50,000	50,386
2.950% due 06/01/29	50,000	49,881
2.950% due 03/15/51	45,000	41,303
3.650% due 06/01/49	50,000	51,896
3.800% due 11/21/46	50,000	52,527
3.950% due 02/26/48	15,000	16,093
MetLife, Inc.
4.550% due 03/23/30	350,000	382,163
5.700% due 06/15/35	100,000	120,419
5.875% due 02/06/41	200,000	248,326
6.375% due 06/15/34	100,000	125,085

	Principal Amount	Value
Mid-America Apartments LP REIT
3.600% due 06/01/27	$100,000	$100,351
3.950% due 03/15/29	25,000	25,770
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.848% due 09/15/24	350,000	339,385
0.962% due 10/11/25	200,000	188,691
1.640% due 10/13/27	200,000	184,169
2.048% due 07/17/30	200,000	177,335
2.852% due 01/19/33	200,000	186,615
3.677% due 02/22/27	100,000	101,195
3.761% due 07/26/23	150,000	152,347
3.777% due 03/02/25	50,000	50,872
3.850% due 03/01/26	200,000	202,777
3.961% due 03/02/28	50,000	50,795
4.050% due 09/11/28	150,000	153,701
Mizuho Financial Group, Inc. (Japan)
1.241% due 07/10/24	200,000	195,807
2.201% due 07/10/31	200,000	177,899
3.261% due 05/22/30	200,000	194,102
3.663% due 02/28/27	200,000	201,241
3.922% due 09/11/24	200,000	202,378
Morgan Stanley
0.731% due 04/05/24	95,000	93,093
0.791% due 01/22/25	100,000	96,059
0.864% due 10/21/25	70,000	65,977
1.164% due 10/21/25	225,000	213,934
1.512% due 07/20/27	100,000	92,064
1.593% due 05/04/27	145,000	134,903
1.794% due 02/13/32	65,000	55,979
1.928% due 04/28/32	400,000	346,219
2.188% due 04/28/26	500,000	483,487
2.239% due 07/21/32	100,000	88,745
2.475% due 01/21/28	170,000	162,318
2.484% due 09/16/36	100,000	85,902
2.511% due 10/20/32	275,000	248,531
2.699% due 01/22/31	445,000	418,099
2.720% due 07/22/25	565,000	559,628
2.802% due 01/25/52	400,000	334,445
2.943% due 01/21/33	135,000	126,755
3.125% due 07/27/26	70,000	69,461
3.217% due 04/22/42	55,000	50,787
3.591% due 07/22/28	100,000	100,394
3.622% due 04/01/31	200,000	199,217
3.625% due 01/20/27	300,000	302,893
3.737% due 04/24/24	90,000	90,942
4.300% due 01/27/45	100,000	105,584
4.350% due 09/08/26	90,000	92,830
4.431% due 01/23/30	95,000	99,436
4.457% due 04/22/39	150,000	162,271
5.597% due 03/24/51	100,000	128,651
7.250% due 04/01/32	100,000	128,696
Morgan Stanley Domestic Holdings, Inc.
3.800% due 08/24/27	15,000	15,264
4.500% due 06/20/28	50,000	51,949
Nasdaq, Inc.
1.650% due 01/15/31	150,000	126,679
2.500% due 12/21/40	150,000	121,107
National Bank of Canada (Canada) 0.550% due 11/15/24	250,000	240,673
National Retail Properties, Inc. REIT 4.300% due 10/15/28	35,000	36,050
Natwest Group PLC (United Kingdom)
3.032% due 11/28/35	350,000	310,995
3.073% due 05/22/28	200,000	192,217
3.875% due 09/12/23	250,000	252,649
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26	100,000	92,120
1.851% due 07/16/25	200,000	189,004
2.329% due 01/22/27	300,000	281,104
Nordic Investment Bank (Multi-National)
0.375% due 05/19/23	250,000	245,490
0.500% due 01/21/26	300,000	277,617

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Northern Trust Corp.
1.950% due 05/01/30	$75,000	$68,802
3.375% due 05/08/32	63,000	61,666
3.650% due 08/03/28	50,000	51,422
Oaktree Specialty Lending Corp. 2.700% due 01/15/27	50,000	45,890
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	83,411
1.500% due 02/12/25	300,000	291,217
Office Properties Income Trust REIT 4.250% due 05/15/24	50,000	50,360
Old Republic International Corp. 3.850% due 06/11/51	55,000	51,238
Omega Healthcare Investors, Inc. REIT
4.500% due 01/15/25	25,000	25,434
4.750% due 01/15/28	50,000	50,931
4.950% due 04/01/24	100,000	102,237
ORIX Corp. (Japan)
3.700% due 07/18/27	50,000	50,473
4.050% due 01/16/24	25,000	25,496
Owl Rock Capital Corp.
2.875% due 06/11/28	100,000	87,405
3.750% due 07/22/25	100,000	96,849
4.000% due 03/30/25	25,000	24,610
OWL Rock Core Income Corp. 5.500% due 03/21/25 ~	100,000	99,822
Physicians Realty LP 2.625% due 11/01/31	50,000	45,197
Piedmont Operating Partnership LP 2.750% due 04/01/32	35,000	31,248
PNC Bank NA
2.950% due 02/23/25	300,000	300,407
4.050% due 07/26/28	350,000	359,999
PNC Financial Services Group, Inc. 2.550% due 01/22/30	350,000	334,491
Principal Financial Group, Inc.
3.700% due 05/15/29	25,000	25,598
4.625% due 09/15/42	100,000	106,468
Private Export Funding Corp. 2.450% due 07/15/24	100,000	99,510
Progressive Corp.
2.500% due 03/15/27	40,000	39,223
3.000% due 03/15/32	50,000	48,705
3.700% due 03/15/52	175,000	176,481
4.000% due 03/01/29	25,000	26,124
4.125% due 04/15/47	100,000	105,727
Prologis LP REIT
1.250% due 10/15/30	55,000	46,896
1.625% due 03/15/31	100,000	87,463
2.125% due 04/15/27	25,000	23,736
2.125% due 10/15/50	40,000	30,091
2.250% due 04/15/30	30,000	27,908
3.000% due 04/15/50	25,000	22,339
4.375% due 02/01/29	15,000	15,994
Prudential Financial, Inc.
1.500% due 03/10/26	20,000	18,856
2.100% due 03/10/30	15,000	13,853
3.000% due 03/10/40	25,000	22,605
3.700% due 10/01/50	175,000	161,026
3.700% due 03/13/51	150,000	147,208
3.935% due 12/07/49	132,000	134,738
4.350% due 02/25/50	50,000	54,519
5.200% due 03/15/44	100,000	100,128
6.625% due 06/21/40	50,000	64,944
Public Storage REIT
0.875% due 02/15/26	50,000	46,226
1.500% due 11/09/26	50,000	46,903
2.300% due 05/01/31	250,000	231,411
3.094% due 09/15/27	30,000	30,045
Raymond James Financial, Inc. 4.950% due 07/15/46	100,000	112,413

	Principal Amount	Value
Realty Income Corp. REIT
1.800% due 03/15/33	$50,000	$41,507
2.200% due 06/15/28	35,000	32,338
2.850% due 12/15/32	30,000	28,391
3.000% due 01/15/27	50,000	49,288
3.875% due 04/15/25	150,000	152,468
4.600% due 02/06/24	25,000	25,627
4.625% due 11/01/25	50,000	52,368
4.875% due 06/01/26	25,000	26,398
Regency Centers LP
3.600% due 02/01/27	30,000	30,450
3.700% due 06/15/30	35,000	35,060
4.400% due 02/01/47	35,000	36,061
Regions Financial Corp. 1.800% due 08/12/28	300,000	268,443
Reinsurance Group of America, Inc. 3.950% due 09/15/26	60,000	61,400
RenaissanceRe Finance, Inc. (Bermuda) 3.450% due 07/01/27	30,000	30,138
Royal Bank of Canada (Canada)
0.500% due 10/26/23	35,000	33,932
1.150% due 06/10/25	490,000	462,975
1.150% due 07/14/26	50,000	45,904
2.050% due 01/21/27	100,000	95,208
4.650% due 01/27/26	200,000	208,674
Santander Holdings USA, Inc.
2.490% due 01/06/28	70,000	65,415
4.400% due 07/13/27	145,000	147,725
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	184,066
2.896% due 03/15/32	200,000	181,327
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	102,119
Simon Property Group LP REIT
1.375% due 01/15/27	300,000	276,340
2.000% due 09/13/24	100,000	98,213
2.450% due 09/13/29	100,000	93,300
2.650% due 07/15/30	100,000	94,431
3.250% due 11/30/26	50,000	49,869
3.250% due 09/13/49	100,000	89,939
3.375% due 06/15/27	100,000	100,327
4.250% due 11/30/46	50,000	52,396
Spirit Realty LP 3.400% due 01/15/30	50,000	48,423
Stifel Financial Corp. 4.250% due 07/18/24	50,000	51,047
STORE Capital Corp. REIT 4.500% due 03/15/28	150,000	154,114
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.948% due 01/12/26	200,000	183,113
1.402% due 09/17/26	250,000	228,444
1.474% due 07/08/25	200,000	188,399
1.710% due 01/12/31	200,000	171,337
1.902% due 09/17/28	250,000	224,254
2.296% due 01/12/41	200,000	161,078
2.348% due 01/15/25	200,000	194,537
3.010% due 10/19/26	200,000	196,265
3.202% due 09/17/29	150,000	144,086
3.364% due 07/12/27	150,000	149,355
3.784% due 03/09/26	100,000	101,227
Sun Communities Operating LP 2.300% due 11/01/28	65,000	59,029
SVB Financial Group 1.800% due 10/28/26	100,000	93,063
Synchrony Financial
3.700% due 08/04/26	50,000	49,789
3.950% due 12/01/27	100,000	99,220
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	50,049
Toronto-Dominion Bank (Canada)
0.300% due 06/02/23	100,000	97,727
0.700% due 09/10/24	350,000	332,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
0.750% due 06/12/23	$350,000	$343,775
0.750% due 01/06/26	200,000	183,457
1.200% due 06/03/26	100,000	92,373
3.250% due 03/11/24	100,000	101,243
Travelers Cos., Inc.
3.050% due 06/08/51	50,000	44,683
6.250% due 06/15/37	125,000	159,538
Travelers Property Casualty Corp. 6.375% due 03/15/33	100,000	126,824
Truist Bank 3.689% due 08/02/24	50,000	50,668
Truist Financial Corp.
1.125% due 08/03/27	100,000	89,971
1.200% due 08/05/25	135,000	127,259
1.267% due 03/02/27	120,000	111,283
1.887% due 06/07/29	125,000	113,745
1.950% due 06/05/30	135,000	122,036
2.500% due 08/01/24	300,000	298,212
3.700% due 06/05/25	100,000	101,713
4.000% due 05/01/25	100,000	102,696
UDR, Inc. REIT
2.100% due 06/15/33	100,000	84,816
3.100% due 11/01/34	50,000	46,223
3.200% due 01/15/30	50,000	48,618
4.400% due 01/26/29	25,000	26,311
Unum Group
4.000% due 06/15/29	70,000	71,718
4.125% due 06/15/51	100,000	87,637
US Bancorp
1.375% due 07/22/30	150,000	130,015
1.450% due 05/12/25	150,000	143,537
2.491% due 11/03/36	200,000	179,689
3.600% due 09/11/24	400,000	406,778
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	47,924
3.250% due 10/15/26	100,000	99,152
4.000% due 03/01/28	50,000	51,176
4.125% due 01/15/26	31,000	31,745
Visa, Inc.
1.100% due 02/15/31	200,000	171,806
1.900% due 04/15/27	250,000	240,561
2.000% due 08/15/50	250,000	194,291
2.050% due 04/15/30	300,000	280,310
3.650% due 09/15/47	25,000	25,892
4.150% due 12/14/35	30,000	32,692
4.300% due 12/14/45	100,000	112,549
Voya Financial, Inc.
3.650% due 06/15/26	50,000	50,321
4.800% due 06/15/46	30,000	33,064
W R Berkley Corp. 4.000% due 05/12/50	115,000	112,051
Wachovia Corp. 5.500% due 08/01/35	200,000	226,023
Wells Fargo & Co.
0.805% due 05/19/25	25,000	23,885
1.654% due 06/02/24	500,000	494,194
2.188% due 04/30/26	300,000	289,594
2.393% due 06/02/28	500,000	473,370
2.406% due 10/30/25	130,000	127,343
3.000% due 04/22/26	150,000	148,688
3.000% due 10/23/26	150,000	148,073
3.068% due 04/30/41	500,000	451,088
3.196% due 06/17/27	260,000	256,822
3.350% due 03/02/33	390,000	379,447
3.526% due 03/24/28	355,000	354,571
4.150% due 01/24/29	200,000	207,678
4.478% due 04/04/31	200,000	212,045
5.013% due 04/04/51	250,000	298,018
5.606% due 01/15/44	100,000	119,460
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	131,352

	Principal Amount	Value
Welltower, Inc. REIT
2.050% due 01/15/29	$60,000	$54,668
2.750% due 01/15/31	145,000	135,301
2.750% due 01/15/32	50,000	46,046
2.800% due 06/01/31	100,000	93,366
4.125% due 03/15/29	100,000	103,399
Western Union Co. 4.250% due 06/09/23	100,000	101,612
Westpac Banking Corp. (Australia)
1.953% due 11/20/28	100,000	92,255
2.150% due 06/03/31	100,000	90,691
2.700% due 08/19/26	150,000	147,520
2.894% due 02/04/30	200,000	192,949
2.963% due 11/16/40	200,000	168,537
3.300% due 02/26/24	100,000	101,378
3.400% due 01/25/28	100,000	100,802
4.110% due 07/24/34	65,000	64,181
4.421% due 07/24/39	45,000	46,145
Weyerhaeuser Co. REIT
4.000% due 11/15/29	100,000	102,958
7.375% due 03/15/32	100,000	127,745
Willis North America, Inc.
2.950% due 09/15/29	75,000	70,524
3.875% due 09/15/49	35,000	31,938
WP Carey, Inc. REIT 4.600% due 04/01/24	100,000	102,631
XLIT Ltd. (Bermuda) 5.250% due 12/15/43	50,000	60,259

		112,484,183

Industrial - 2.0%

3M Co.
2.375% due 08/26/29	300,000	285,641
2.875% due 10/15/27	100,000	98,558
3.250% due 08/26/49	200,000	187,464
Agilent Technologies, Inc. 2.300% due 03/12/31	100,000	90,468
Allegion US Holding Co., Inc.
3.200% due 10/01/24	50,000	49,436
3.550% due 10/01/27	50,000	49,215
Amcor Flexibles North America, Inc. 2.690% due 05/25/31	65,000	59,786
Amphenol Corp.
2.050% due 03/01/25	25,000	24,345
2.200% due 09/15/31	60,000	53,447
4.350% due 06/01/29	50,000	52,799
Arrow Electronics, Inc.
3.250% due 09/08/24	100,000	100,258
3.875% due 01/12/28	25,000	25,129
Avnet, Inc. 4.625% due 04/15/26	25,000	25,698
Berry Global, Inc. 1.570% due 01/15/26	200,000	186,575
Boeing Co.
1.433% due 02/04/24	485,000	469,382
1.950% due 02/01/24	30,000	29,350
2.196% due 02/04/26	200,000	189,307
2.750% due 02/01/26	50,000	48,514
2.950% due 02/01/30	100,000	92,787
3.200% due 03/01/29	200,000	190,824
3.250% due 02/01/28	50,000	48,261
3.250% due 03/01/28	25,000	24,063
3.550% due 03/01/38	15,000	13,215
3.625% due 02/01/31	30,000	29,252
3.625% due 03/01/48	10,000	8,518
3.750% due 02/01/50	100,000	89,356
3.825% due 03/01/59	50,000	41,251
3.850% due 11/01/48	35,000	30,801
4.508% due 05/01/23	200,000	203,500
4.875% due 05/01/25	85,000	87,773
5.150% due 05/01/30	150,000	160,200
5.705% due 05/01/40	200,000	224,070

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
5.805% due 05/01/50	$150,000	$173,739
5.875% due 02/15/40	50,000	55,843
5.930% due 05/01/60	150,000	173,753
Burlington Northern Santa Fe LLC
3.050% due 02/15/51	200,000	184,508
3.300% due 09/15/51	200,000	190,077
3.550% due 02/15/50	150,000	149,340
3.650% due 09/01/25	50,000	51,302
4.125% due 06/15/47	50,000	54,327
4.700% due 09/01/45	50,000	57,141
5.750% due 05/01/40	100,000	125,060
Canadian National Railway Co. (Canada)
2.950% due 11/21/24	100,000	99,787
6.200% due 06/01/36	50,000	62,932
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31	200,000	186,008
2.900% due 02/01/25	150,000	149,466
3.100% due 12/02/51	200,000	177,342
4.000% due 06/01/28	35,000	36,617
4.800% due 09/15/35	20,000	21,986
6.125% due 09/15/15	30,000	38,516
Carlisle Cos., Inc.
2.200% due 03/01/32	100,000	87,295
3.750% due 12/01/27	50,000	50,845
Carrier Global Corp.
2.242% due 02/15/25	35,000	34,108
2.493% due 02/15/27	35,000	33,410
2.722% due 02/15/30	50,000	47,049
3.377% due 04/05/40	15,000	13,673
3.577% due 04/05/50	450,000	413,287
Caterpillar Financial Services Corp.
0.450% due 05/17/24	50,000	47,862
0.650% due 07/07/23	50,000	49,044
0.800% due 11/13/25	60,000	55,847
0.900% due 03/02/26	200,000	186,216
3.450% due 05/15/23	100,000	101,440
Caterpillar, Inc.
2.600% due 04/09/30	500,000	488,276
3.250% due 09/19/49	100,000	97,378
3.803% due 08/15/42	100,000	103,598
CNH Industrial Capital LLC
1.450% due 07/15/26	100,000	91,965
4.200% due 01/15/24	50,000	51,026
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	35,191
CSX Corp.
3.250% due 06/01/27	250,000	252,064
3.400% due 08/01/24	200,000	202,564
4.500% due 03/15/49	65,000	71,439
5.500% due 04/15/41	75,000	89,886
Deere & Co.
2.875% due 09/07/49	15,000	13,782
3.900% due 06/09/42	100,000	105,124
Dover Corp. 5.375% due 03/01/41	50,000	57,085
Eagle Materials, Inc. 2.500% due 07/01/31	50,000	44,491
Eaton Corp. 4.000% due 11/02/32	100,000	105,029
Emerson Electric Co.
0.875% due 10/15/26	35,000	32,189
2.200% due 12/21/31	100,000	92,346
3.150% due 06/01/25	100,000	101,038
FedEx Corp.
3.100% due 08/05/29	50,000	49,332
3.875% due 08/01/42	100,000	96,045
4.200% due 10/17/28	100,000	104,412
4.400% due 01/15/47	50,000	51,345
4.750% due 11/15/45	50,000	53,491
5.250% due 05/15/50	350,000	406,750
Flex Ltd.
3.750% due 02/01/26	50,000	50,062
4.750% due 06/15/25	50,000	51,642
4.875% due 06/15/29	25,000	26,051

	Principal Amount	Value
Fortive Corp. 4.300% due 06/15/46	$125,000	$130,853
Fortune Brands Home & Security, Inc. 4.000% due 09/21/23	50,000	51,004
GATX Corp.
3.250% due 03/30/25	100,000	99,419
4.350% due 02/15/24	25,000	25,564
4.550% due 11/07/28	25,000	26,309
GE Capital International Funding Unlimited Co. 4.418% due 11/15/35	413,000	444,363
General Dynamics Corp.
2.250% due 06/01/31	5,000	4,675
2.850% due 06/01/41	10,000	9,115
3.375% due 05/15/23	50,000	50,625
3.750% due 05/15/28	180,000	185,020
4.250% due 04/01/50	200,000	225,707
General Electric Co. 6.750% due 03/15/32	101,000	127,504
Honeywell International, Inc.
1.100% due 03/01/27	300,000	276,511
1.750% due 09/01/31	350,000	312,163
2.300% due 08/15/24	100,000	99,796
2.500% due 11/01/26	100,000	98,790
2.700% due 08/15/29	60,000	59,153
Hubbell, Inc. 3.350% due 03/01/26	50,000	50,262
Huntington Ingalls Industries, Inc.
0.670% due 08/16/23 ~	15,000	14,563
2.043% due 08/16/28 ~	50,000	45,303
IDEX Corp.
2.625% due 06/15/31	100,000	91,078
3.000% due 05/01/30	15,000	14,194
Illinois Tool Works, Inc. 4.875% due 09/15/41	100,000	116,540
Jabil, Inc.
1.700% due 04/15/26	65,000	60,265
3.950% due 01/12/28	55,000	55,138
John Deere Capital Corp.
0.450% due 06/07/24	35,000	33,361
0.625% due 09/10/24	70,000	67,047
1.300% due 10/13/26	250,000	232,995
1.750% due 03/09/27	50,000	47,185
2.000% due 06/17/31	100,000	91,982
2.350% due 03/08/27	50,000	48,701
2.600% due 03/07/24	100,000	100,294
2.650% due 06/10/26	100,000	99,139
2.800% due 09/08/27	50,000	49,329
3.400% due 09/11/25	50,000	50,724
3.450% due 06/07/23	25,000	25,342
3.450% due 03/13/25	50,000	51,001
Johnson Controls International PLC
3.625% due 07/02/24	40,000	40,547
3.900% due 02/14/26	19,000	19,476
4.500% due 02/15/47	40,000	42,183
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.750% due 09/15/30	15,000	13,411
Kansas City Southern 4.950% due 08/15/45	100,000	112,808
Kennametal, Inc. 4.625% due 06/15/28	50,000	52,011
Keysight Technologies, Inc. 4.550% due 10/30/24	100,000	102,849
L3Harris Technologies, Inc.
2.900% due 12/15/29	30,000	28,908
3.850% due 06/15/23	70,000	71,024
3.850% due 12/15/26	25,000	25,527
4.400% due 06/15/28	100,000	104,209

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Lockheed Martin Corp.
2.900% due 03/01/25	$50,000	$50,334
3.550% due 01/15/26	100,000	102,484
3.600% due 03/01/35	25,000	25,306
3.800% due 03/01/45	20,000	20,505
4.500% due 05/15/36	20,000	22,120
4.700% due 05/15/46	44,000	51,307
6.150% due 09/01/36	100,000	125,844
Martin Marietta Materials, Inc.
2.500% due 03/15/30	65,000	59,433
3.450% due 06/01/27	21,000	21,100
Masco Corp.
2.000% due 02/15/31	100,000	86,892
3.500% due 11/15/27	100,000	100,055
Mohawk Industries, Inc. 3.625% due 05/15/30	50,000	49,185
Norfolk Southern Corp.
2.300% due 05/15/31	250,000	232,473
3.155% due 05/15/55	20,000	17,933
3.800% due 08/01/28	30,000	30,694
3.942% due 11/01/47	63,000	64,574
4.650% due 01/15/46	50,000	56,126
4.837% due 10/01/41	50,000	56,650
Northrop Grumman Corp.
3.250% due 08/01/23	100,000	101,116
3.250% due 01/15/28	350,000	350,653
3.850% due 04/15/45	100,000	99,815
nVent Finance Sarl (Luxembourg) 2.750% due 11/15/31	50,000	45,008
Oshkosh Corp. 3.100% due 03/01/30	15,000	13,969
Otis Worldwide Corp.
2.056% due 04/05/25	20,000	19,492
2.293% due 04/05/27	20,000	18,872
3.112% due 02/15/40	50,000	44,125
3.362% due 02/15/50	30,000	26,652
Owens Corning 3.875% due 06/01/30	150,000	151,703
Packaging Corp. of America
3.400% due 12/15/27	35,000	34,878
3.650% due 09/15/24	100,000	101,362
Parker-Hannifin Corp.
3.250% due 06/14/29	20,000	19,766
4.000% due 06/14/49	20,000	19,980
6.250% due 05/15/38	100,000	123,076
Precision Castparts Corp.
3.250% due 06/15/25	50,000	50,604
4.375% due 06/15/45	50,000	54,293
Raytheon Technologies Corp.
2.250% due 07/01/30	100,000	92,756
3.030% due 03/15/52	250,000	219,685
3.125% due 07/01/50	100,000	90,183
3.200% due 03/15/24	300,000	303,447
3.500% due 03/15/27	200,000	203,020
3.750% due 11/01/46	50,000	49,365
3.950% due 08/16/25	25,000	25,808
4.125% due 11/16/28	60,000	62,805
4.350% due 04/15/47	200,000	215,062
4.450% due 11/16/38	20,000	21,763
4.500% due 06/01/42	300,000	332,006
4.625% due 11/16/48	35,000	39,705
Republic Services, Inc.
3.200% due 03/15/25	100,000	100,555
3.375% due 11/15/27	120,000	120,646
3.950% due 05/15/28	100,000	102,993
Rockwell Automation, Inc. 0.350% due 08/15/23	300,000	291,813
Ryder System, Inc. 1.750% due 09/01/26	65,000	60,596
Snap-on, Inc. 3.100% due 05/01/50	35,000	32,244
Stanley Black & Decker, Inc.
2.750% due 11/15/50	50,000	41,851
4.250% due 11/15/28	100,000	104,825

	Principal Amount	Value
Teledyne Technologies, Inc. 2.750% due 04/01/31	$200,000	$185,666
Textron, Inc.
3.650% due 03/15/27	100,000	100,387
4.000% due 03/15/26	25,000	25,540
Trane Technologies Global Holding Co. Ltd. 4.250% due 06/15/23	100,000	101,839
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	101,757
Trimble, Inc.
4.150% due 06/15/23	50,000	50,725
4.900% due 06/15/28	50,000	51,854
Tyco Electronics Group SA (Luxembourg) 2.500% due 02/04/32	45,000	42,126
Union Pacific Corp.
2.375% due 05/20/31	40,000	37,486
2.750% due 03/01/26	25,000	24,873
2.891% due 04/06/36	125,000	117,053
2.973% due 09/16/62	25,000	21,258
3.000% due 04/15/27	100,000	100,719
3.200% due 05/20/41	70,000	66,268
3.250% due 08/15/25	50,000	50,288
3.350% due 08/15/46	50,000	47,318
3.500% due 06/08/23	50,000	50,662
3.550% due 05/20/61	100,000	95,443
3.600% due 09/15/37	20,000	20,183
3.646% due 02/15/24	92,000	93,563
3.750% due 07/15/25	50,000	51,279
3.799% due 04/06/71	30,000	29,921
3.839% due 03/20/60	530,000	534,699
United Parcel Service, Inc.
3.400% due 11/15/46	200,000	198,537
5.300% due 04/01/50	500,000	656,761
6.200% due 01/15/38	50,000	65,376
Vulcan Materials Co. 4.500% due 06/15/47	100,000	105,013
Waste Connections, Inc. 3.500% due 05/01/29	100,000	100,421
Waste Management, Inc.
0.750% due 11/15/25	206,000	190,540
2.950% due 06/01/41	35,000	31,743
3.150% due 11/15/27	100,000	100,370
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/24	100,000	101,913
4.950% due 09/15/28	100,000	105,459
WRKCo, Inc.
3.000% due 09/15/24	100,000	99,160
4.000% due 03/15/28	100,000	101,997
4.200% due 06/01/32	50,000	51,939
Xylem, Inc.
3.250% due 11/01/26	30,000	30,059
4.375% due 11/01/46	25,000	26,033

		22,410,366

Technology - 1.9%
Activision Blizzard, Inc.
1.350% due 09/15/30	35,000	30,383
2.500% due 09/15/50	100,000	82,433
3.400% due 09/15/26	50,000	50,964
Adobe, Inc. 1.900% due 02/01/25	230,000	225,063
Advanced Micro Devices, Inc. 2.950% due 06/01/24	100,000	100,241
Analog Devices, Inc. 2.100% due 10/01/31	60,000	55,425
2.800% due 10/01/41	50,000	45,043
2.950% due 10/01/51	55,000	50,016
3.500% due 12/05/26	100,000	102,382

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Apple, Inc.
0.700% due 02/08/26	$150,000	$139,829
0.750% due 05/11/23	80,000	79,017
1.125% due 05/11/25	65,000	62,112
1.400% due 08/05/28	100,000	91,576
1.650% due 05/11/30	410,000	372,147
1.650% due 02/08/31	200,000	180,263
1.700% due 08/05/31	100,000	89,803
1.800% due 09/11/24	100,000	98,661
2.050% due 09/11/26	100,000	97,176
2.200% due 09/11/29	100,000	95,431
2.400% due 05/03/23	600,000	603,565
2.550% due 08/20/60	250,000	205,663
2.650% due 05/11/50	100,000	87,372
2.650% due 02/08/51	100,000	86,540
2.700% due 08/05/51	100,000	87,224
2.850% due 08/05/61	100,000	86,601
2.950% due 09/11/49	65,000	59,838
3.000% due 11/13/27	100,000	100,743
3.250% due 02/23/26	570,000	581,036
3.350% due 02/09/27	200,000	204,453
3.750% due 09/12/47	75,000	78,323
3.750% due 11/13/47	50,000	52,022
3.850% due 08/04/46	35,000	37,113
4.250% due 02/09/47	100,000	112,547
4.500% due 02/23/36	50,000	57,284
4.650% due 02/23/46	445,000	528,144
Applied Materials, Inc.
1.750% due 06/01/30	30,000	27,194
3.900% due 10/01/25	35,000	35,993
4.350% due 04/01/47	45,000	50,958
5.100% due 10/01/35	35,000	40,599
Autodesk, Inc.
2.400% due 12/15/31	80,000	71,467
2.850% due 01/15/30	55,000	51,869
Broadcom, Inc.
due 04/15/32 # ~	40,000	39,912
2.450% due 02/15/31 ~	200,000	178,720
3.419% due 04/15/33 ~	250,000	233,790
3.459% due 09/15/26	26,000	25,958
3.500% due 02/15/41 ~	315,000	281,350
3.750% due 02/15/51 ~	140,000	125,823
4.110% due 09/15/28	211,000	213,961
4.250% due 04/15/26	100,000	102,635
4.300% due 11/15/32	200,000	203,355
4.750% due 04/15/29	150,000	157,881
5.000% due 04/15/30	200,000	213,005
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	50,000	50,487
CDW LLC/CDW Finance Corp. 3.569% due 12/01/31	250,000	232,081
Citrix Systems, Inc.
1.250% due 03/01/26	55,000	53,541
3.300% due 03/01/30	50,000	49,528
Dell International LLC/EMC Corp.
4.000% due 07/15/24	50,000	51,119
4.900% due 10/01/26	100,000	104,991
5.300% due 10/01/29	100,000	109,097
5.450% due 06/15/23	31,000	31,952
5.850% due 07/15/25	200,000	213,644
6.020% due 06/15/26	500,000	542,081
8.100% due 07/15/36	27,000	35,594
8.350% due 07/15/46	13,000	19,064
Electronic Arts, Inc.
1.850% due 02/15/31	30,000	26,388
2.950% due 02/15/51	20,000	16,734
4.800% due 03/01/26	50,000	52,807
Fidelity National Information Services, Inc.
0.600% due 03/01/24	15,000	14,370
1.150% due 03/01/26	350,000	321,665
1.650% due 03/01/28	20,000	17,933
2.250% due 03/01/31	50,000	44,292
3.100% due 03/01/41	10,000	8,677

	Principal Amount	Value
Fiserv, Inc.
2.250% due 06/01/27	$100,000	$94,607
2.650% due 06/01/30	100,000	92,440
2.750% due 07/01/24	100,000	99,770
3.200% due 07/01/26	25,000	24,907
3.500% due 07/01/29	45,000	44,347
3.850% due 06/01/25	100,000	101,123
4.400% due 07/01/49	40,000	41,428
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	24,935
Hewlett Packard Enterprise Co.
4.900% due 10/15/25	250,000	261,980
6.200% due 10/15/35	50,000	57,644
6.350% due 10/15/45	50,000	59,083
HP, Inc.
2.650% due 06/17/31	100,000	89,634
4.000% due 04/15/29	100,000	99,718
4.200% due 04/15/32	100,000	99,778
6.000% due 09/15/41	55,000	64,305
Intel Corp.
1.600% due 08/12/28	25,000	22,836
2.000% due 08/12/31	50,000	45,429
2.450% due 11/15/29	150,000	143,182
2.600% due 05/19/26	100,000	99,282
2.800% due 08/12/41	40,000	35,455
3.050% due 08/12/51	20,000	17,872
3.200% due 08/12/61	25,000	22,235
3.250% due 11/15/49	500,000	463,265
3.700% due 07/29/25	145,000	148,611
4.600% due 03/25/40	400,000	443,708
International Business Machines Corp.
2.850% due 05/15/40	100,000	88,908
3.000% due 05/15/24	200,000	201,420
3.300% due 05/15/26	300,000	303,424
3.375% due 08/01/23	300,000	304,185
3.500% due 05/15/29	170,000	173,523
4.150% due 05/15/39	100,000	105,275
4.250% due 05/15/49	300,000	320,910
5.600% due 11/30/39	26,000	31,693
Intuit, Inc. 1.650% due 07/15/30	15,000	13,253
Lam Research Corp.
4.000% due 03/15/29	55,000	57,713
4.875% due 03/15/49	25,000	29,909
Leidos, Inc. 2.300% due 02/15/31	55,000	47,782
Marvell Technology, Inc. 4.200% due 06/22/23	50,000	50,836
Maxim Integrated Products, Inc. 3.450% due 06/15/27	100,000	99,820
Microchip Technology, Inc. 0.972% due 02/15/24	200,000	191,817
Micron Technology, Inc.
2.703% due 04/15/32	20,000	18,137
3.366% due 11/01/41	15,000	13,430
3.477% due 11/01/51	25,000	21,783
Microsoft Corp.
2.000% due 08/08/23	50,000	50,169
2.375% due 05/01/23	100,000	100,427
2.400% due 08/08/26	750,000	744,503
2.525% due 06/01/50	535,000	463,507
2.675% due 06/01/60	166,000	143,698
2.875% due 02/06/24	35,000	35,459
2.921% due 03/17/52	278,000	261,652
3.125% due 11/03/25	100,000	101,811
3.300% due 02/06/27	300,000	308,068
3.450% due 08/08/36	72,000	75,052
3.700% due 08/08/46	500,000	533,842
NVIDIA Corp.
0.584% due 06/14/24	75,000	71,974
2.000% due 06/15/31	100,000	91,357
2.850% due 04/01/30	250,000	246,276
3.500% due 04/01/50	200,000	202,757

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31 ~	$100,000	$89,970
3.250% due 05/11/41 ~	60,000	53,073
4.300% due 06/18/29 ~	150,000	155,040
Oracle Corp.
1.650% due 03/25/26	45,000	42,021
2.300% due 03/25/28	70,000	64,073
2.800% due 04/01/27	500,000	479,361
2.875% due 03/25/31	75,000	68,500
2.950% due 05/15/25	150,000	148,414
3.250% due 11/15/27	350,000	340,503
3.600% due 04/01/40	500,000	434,783
3.650% due 03/25/41	80,000	70,089
3.850% due 07/15/36	50,000	46,126
3.850% due 04/01/60	300,000	247,047
3.900% due 05/15/35	105,000	98,948
3.950% due 03/25/51	120,000	105,290
4.000% due 07/15/46	250,000	222,470
4.100% due 03/25/61	95,000	81,321
4.300% due 07/08/34	100,000	98,879
4.375% due 05/15/55	200,000	181,181
6.125% due 07/08/39	100,000	114,447
6.500% due 04/15/38	100,000	119,051
Qorvo, Inc. 1.750% due 12/15/24 ~	30,000	28,651
QUALCOMM, Inc.
2.900% due 05/20/24	50,000	50,374
3.250% due 05/20/27	50,000	50,705
3.450% due 05/20/25	150,000	152,430
4.300% due 05/20/47	30,000	33,907
4.800% due 05/20/45	150,000	174,670
Roper Technologies, Inc. 1.750% due 02/15/31	200,000	173,037
2.350% due 09/15/24	15,000	14,775
3.800% due 12/15/26	30,000	30,755
4.200% due 09/15/28	95,000	98,531
Salesforce.com, Inc. 0.625% due 07/15/24	55,000	52,703
1.500% due 07/15/28	65,000	59,928
1.950% due 07/15/31	80,000	73,301
2.700% due 07/15/41	60,000	53,312
2.900% due 07/15/51	100,000	89,101
3.050% due 07/15/61	50,000	44,118
ServiceNow, Inc. 1.400% due 09/01/30	65,000	55,318
Texas Instruments, Inc. 1.375% due 03/12/25	250,000	240,734
4.150% due 05/15/48	100,000	111,384
TSMC Arizona Corp. 3.125% due 10/25/41	200,000	183,071
VMware, Inc. 3.900% due 08/21/27	30,000	30,441
Western Digital Corp. 2.850% due 02/01/29	30,000	27,468
3.100% due 02/01/32	55,000	49,328

		22,407,521

Utilities - 2.0%
AEP Texas, Inc. 3.450% due 05/15/51	35,000	31,137
AEP Transmission Co. LLC 4.250% due 09/15/48	35,000	36,987
AES Corp. 1.375% due 01/15/26	75,000	69,065
2.450% due 01/15/31	100,000	89,589
Alabama Power Co. 3.125% due 07/15/51	100,000	87,379
4.150% due 08/15/44	90,000	91,718
4.300% due 07/15/48	15,000	15,815

	Principal Amount	Value
Ameren Illinois Co. 3.250% due 03/01/25	$50,000	$50,312
3.800% due 05/15/28	50,000	51,378
4.150% due 03/15/46	50,000	52,429
American Electric Power Co., Inc. 0.750% due 11/01/23	20,000	19,389
1.000% due 11/01/25	30,000	27,800
American Water Capital Corp. 2.300% due 06/01/31	50,000	45,675
2.950% due 09/01/27	35,000	34,704
3.250% due 06/01/51	50,000	45,317
3.450% due 06/01/29	100,000	100,202
3.750% due 09/01/47	50,000	49,010
4.300% due 12/01/42	100,000	104,341
Appalachian Power Co. 3.700% due 05/01/50	150,000	140,460
7.000% due 04/01/38	150,000	194,080
Arizona Public Service Co. 2.200% due 12/15/31	65,000	57,197
2.950% due 09/15/27	50,000	48,982
4.500% due 04/01/42	100,000	101,873
Atmos Energy Corp. 2.625% due 09/15/29	150,000	142,957
3.000% due 06/15/27	30,000	29,845
4.150% due 01/15/43	64,000	64,985
4.300% due 10/01/48	50,000	53,613
Avangrid, Inc. 3.150% due 12/01/24	50,000	49,952
Baltimore Gas and Electric Co. 2.900% due 06/15/50	30,000	26,205
3.200% due 09/15/49	70,000	63,396
3.750% due 08/15/47	50,000	49,536
Berkshire Hathaway Energy Co. 2.850% due 05/15/51	250,000	212,816
3.250% due 04/15/28	30,000	30,057
3.800% due 07/15/48	25,000	24,804
4.250% due 10/15/50	200,000	214,874
4.450% due 01/15/49	50,000	54,153
6.125% due 04/01/36	99,000	122,272
Black Hills Corp. 3.150% due 01/15/27	50,000	49,150
4.350% due 05/01/33	30,000	30,579
CenterPoint Energy Houston Electric LLC 2.350% due 04/01/31	55,000	51,170
2.400% due 09/01/26	50,000	48,537
3.000% due 02/01/27	50,000	49,616
3.350% due 04/01/51	85,000	81,321
CenterPoint Energy Resources Corp. 4.000% due 04/01/28	100,000	101,475
Commonwealth Edison Co. 3.150% due 03/15/32	35,000	34,571
3.700% due 08/15/28	20,000	20,351
3.750% due 08/15/47	50,000	49,941
3.800% due 10/01/42	100,000	100,951
Connecticut Light & Power Co. 0.750% due 12/01/25	150,000	137,978
4.150% due 06/01/45	25,000	26,258
Consolidated Edison Co. of New York, Inc. 2.400% due 06/15/31	50,000	46,102
3.600% due 06/15/61	50,000	46,234
3.950% due 03/01/43	100,000	97,970
3.950% due 04/01/50	250,000	258,172
4.000% due 12/01/28	100,000	103,614
4.125% due 05/15/49	50,000	50,687
4.300% due 12/01/56	50,000	51,896
4.500% due 12/01/45	100,000	105,312
Consumers Energy Co. 3.250% due 08/15/46	50,000	46,188
3.800% due 11/15/28	100,000	102,140
4.350% due 04/15/49	100,000	109,120
Dominion Energy, Inc. 1.450% due 04/15/26	40,000	37,247
2.250% due 08/15/31	45,000	40,598

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
2.850% due 08/15/26	$30,000	$29,711
3.071% due 08/15/24	70,000	69,912
3.300% due 04/15/41	30,000	27,306
3.375% due 04/01/30	350,000	345,738
4.250% due 06/01/28	50,000	51,745
4.700% due 12/01/44	100,000	107,371
Dominion Energy South Carolina, Inc. 4.600% due 06/15/43	100,000	106,441
5.300% due 05/15/33	50,000	57,553
5.450% due 02/01/41	50,000	58,752
DTE Electric Co. 2.250% due 03/01/30	50,000	46,393
2.950% due 03/01/50	50,000	44,300
3.000% due 03/01/32	150,000	146,460
3.375% due 03/01/25	50,000	50,399
3.650% due 03/15/24	51,000	51,903
3.650% due 03/01/52	55,000	55,762
Duke Energy Carolinas LLC 3.750% due 06/01/45	200,000	197,581
6.050% due 04/15/38	110,000	137,242
6.100% due 06/01/37	25,000	29,706
Duke Energy Corp. 2.450% due 06/01/30	160,000	147,623
2.550% due 06/15/31	100,000	91,585
3.150% due 08/15/27	50,000	49,542
3.300% due 06/15/41	100,000	90,826
3.500% due 06/15/51	100,000	91,606
3.950% due 08/15/47	50,000	49,010
4.200% due 06/15/49	65,000	65,842
Duke Energy Florida LLC 1.750% due 06/15/30	250,000	222,852
2.500% due 12/01/29	50,000	47,081
Duke Energy Indiana LLC 2.750% due 04/01/50	60,000	50,773
3.250% due 10/01/49	50,000	44,619
3.750% due 05/15/46	50,000	49,257
4.900% due 07/15/43	100,000	111,652
Duke Energy Ohio, Inc. 2.125% due 06/01/30	35,000	31,852
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	101,919
Edison International 5.750% due 06/15/27	10,000	10,728
El Paso Electric Co. 5.000% due 12/01/44	50,000	54,349
Emera US Finance LP (Canada) 3.550% due 06/15/26	35,000	35,010
4.750% due 06/15/46	200,000	209,265
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	51,875
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	50,934
Entergy Arkansas LLC 3.500% due 04/01/26	50,000	50,683
4.200% due 04/01/49	50,000	53,795
Entergy Corp. 0.900% due 09/15/25	150,000	137,725
2.800% due 06/15/30	100,000	93,871
2.950% due 09/01/26	30,000	29,542
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	52,969
Entergy Louisiana LLC 0.620% due 11/17/23	25,000	24,272
2.350% due 06/15/32	100,000	90,831
3.100% due 06/15/41	400,000	365,389
3.250% due 04/01/28	50,000	49,449
4.200% due 09/01/48	50,000	52,587
4.950% due 01/15/45	40,000	41,542
Essential Utilities, Inc. 2.400% due 05/01/31	100,000	91,059
Evergy Kansas Central, Inc. 3.100% due 04/01/27	50,000	49,906
4.100% due 04/01/43	100,000	100,497

	Principal Amount	Value
Evergy Metro, Inc. 3.650% due 08/15/25	$50,000	$50,815
Eversource Energy 2.900% due 10/01/24	50,000	49,785
2.900% due 03/01/27	100,000	98,157
3.300% due 01/15/28	100,000	98,379
3.375% due 03/01/32	100,000	97,932
3.800% due 12/01/23	15,000	15,227
4.250% due 04/01/29	25,000	26,027
Exelon Corp. 3.950% due 06/15/25	100,000	102,059
4.050% due 04/15/30	300,000	310,091
4.100% due 03/15/52 ~	300,000	305,603
4.450% due 04/15/46	100,000	104,861
4.950% due 06/15/35	35,000	37,729
5.100% due 06/15/45	35,000	39,021
Florida Power & Light Co. 2.850% due 04/01/25	350,000	350,844
3.700% due 12/01/47	200,000	204,561
4.950% due 06/01/35	100,000	114,238
5.690% due 03/01/40	35,000	43,832
5.950% due 02/01/38	125,000	157,987
Georgia Power Co. 4.300% due 03/15/42	100,000	101,385
Indiana Michigan Power Co. 3.250% due 05/01/51	60,000	53,785
4.250% due 08/15/48	25,000	25,844
Interstate Power & Light Co. 3.500% due 09/30/49	25,000	22,831
ITC Holdings Corp. 3.350% due 11/15/27	50,000	50,098
3.650% due 06/15/24	25,000	25,214
Kentucky Utilities Co. 4.375% due 10/01/45	40,000	41,702
Louisville Gas & Electric Co. 4.250% due 04/01/49	35,000	36,689
MidAmerican Energy Co. 3.650% due 08/01/48	100,000	99,515
6.750% due 12/30/31	100,000	127,753
Mississippi Power Co. 3.950% due 03/30/28	25,000	25,437
National Fuel Gas Co. 3.950% due 09/15/27	50,000	49,773
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/31	100,000	84,175
1.650% due 06/15/31	200,000	171,321
4.023% due 11/01/32	100,000	102,288
8.000% due 03/01/32	50,000	67,433
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/30	80,000	73,334
2.940% due 03/21/24	250,000	250,132
4.800% due 12/01/77	100,000	97,211
5.650% due 05/01/79	100,000	102,793
NiSource, Inc. 0.950% due 08/15/25	200,000	184,018
3.490% due 05/15/27	50,000	49,926
3.950% due 03/30/48	50,000	47,956
4.800% due 02/15/44	100,000	104,148
5.250% due 02/15/43	100,000	108,341
Northern States Power Co. 2.600% due 06/01/51	50,000	42,495
OGE Energy Corp. 0.703% due 05/26/23	40,000	39,203
Oglethorpe Power Corp. 5.050% due 10/01/48	100,000	112,323
Ohio Edison Co. 6.875% due 07/15/36	150,000	194,548
Ohio Power Co. 1.625% due 01/15/31	65,000	55,689
Oklahoma Gas & Electric Co. 3.850% due 08/15/47	50,000	49,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Oncor Electric Delivery Co. LLC 0.550% due 10/01/25	$70,000	$64,251
3.700% due 11/15/28	100,000	103,024
3.800% due 09/30/47	50,000	50,740
5.300% due 06/01/42	100,000	120,792
Pacific Gas and Electric Co. 2.500% due 02/01/31	100,000	86,399
3.300% due 08/01/40	250,000	205,150
3.450% due 07/01/25	400,000	390,619
3.500% due 08/01/50	45,000	36,356
4.400% due 03/01/32	100,000	98,450
4.500% due 07/01/40	300,000	273,873
4.550% due 07/01/30	300,000	298,134
4.950% due 07/01/50	200,000	189,164
PacifiCorp 2.700% due 09/15/30	300,000	286,319
2.900% due 06/15/52	80,000	70,260
3.300% due 03/15/51	300,000	276,387
3.500% due 06/15/29	35,000	35,467
4.125% due 01/15/49	70,000	72,701
PECO Energy Co. 2.800% due 06/15/50	45,000	39,033
3.000% due 09/15/49	55,000	49,774
3.150% due 10/15/25	50,000	50,257
3.900% due 03/01/48	60,000	62,121
Piedmont Natural Gas Co., Inc. 3.350% due 06/01/50	225,000	201,422
4.650% due 08/01/43	35,000	37,848
Potomac Electric Power Co. 3.600% due 03/15/24	100,000	101,399
PPL Electric Utilities Corp. 3.000% due 10/01/49	70,000	61,852
4.150% due 10/01/45	25,000	25,812
4.150% due 06/15/48	100,000	105,636
4.750% due 07/15/43	50,000	55,881
Progress Energy, Inc. 7.750% due 03/01/31	100,000	128,259
Public Service Co. of Colorado 1.875% due 06/15/31	200,000	178,000
2.700% due 01/15/51	100,000	85,133
3.700% due 06/15/28	50,000	51,091
3.800% due 06/15/47	50,000	50,485
Public Service Co. of New Hampshire 2.200% due 06/15/31	30,000	27,127
Public Service Co. of Oklahoma 2.200% due 08/15/31	100,000	89,659
Public Service Electric and Gas Co. 0.950% due 03/15/26	100,000	92,736
2.050% due 08/01/50	100,000	74,369
3.000% due 03/01/51	100,000	88,954
3.100% due 03/15/32	100,000	98,912
3.200% due 08/01/49	60,000	56,173
4.050% due 05/01/48	25,000	26,573
Public Service Enterprise Group, Inc. 2.450% due 11/15/31	100,000	90,957
2.875% due 06/15/24	70,000	69,407
Puget Energy, Inc. 3.650% due 05/15/25	100,000	100,331
4.224% due 03/15/32	70,000	70,242
Puget Sound Energy, Inc. 2.893% due 09/15/51	55,000	47,169
5.795% due 03/15/40	25,000	30,289
San Diego Gas & Electric Co. 1.700% due 10/01/30	95,000	83,807
3.750% due 06/01/47	50,000	49,246
4.100% due 06/15/49	100,000	103,935
4.150% due 05/15/48	25,000	26,390
Sempra Energy 3.400% due 02/01/28	65,000	64,909
3.800% due 02/01/38	100,000	98,308
4.125% due 04/01/52	300,000	280,829

	Principal Amount	Value
Southern California Edison Co. 2.250% due 06/01/30	$120,000	$108,623
2.850% due 08/01/29	75,000	71,519
2.950% due 02/01/51	320,000	262,629
3.500% due 10/01/23	100,000	100,974
3.650% due 03/01/28	50,000	50,030
3.650% due 02/01/50	70,000	65,086
3.700% due 08/01/25	30,000	30,524
3.900% due 03/15/43	50,000	47,124
4.125% due 03/01/48	10,000	9,880
4.500% due 09/01/40	50,000	50,864
Southern California Gas Co. 2.600% due 06/15/26	50,000	48,833
Southern Co. 2.950% due 07/01/23	25,000	25,146
4.000% due 01/15/51	350,000	339,500
4.250% due 07/01/36	30,000	30,293
4.400% due 07/01/46	450,000	461,267
Southwest Gas Corp. 3.800% due 09/29/46	50,000	45,524
4.050% due 03/15/32	60,000	59,908
Southwestern Electric Power Co. 3.250% due 11/01/51	200,000	172,666
3.900% due 04/01/45	50,000	47,503
4.100% due 09/15/28	50,000	51,062
6.200% due 03/15/40	50,000	61,933
Southwestern Public Service Co. 3.300% due 06/15/24	50,000	50,034
3.750% due 06/15/49	100,000	99,428
Tampa Electric Co. 4.300% due 06/15/48	50,000	53,316
4.450% due 06/15/49	50,000	53,953
Tucson Electric Power Co. 3.050% due 03/15/25	50,000	49,644
4.850% due 12/01/48	100,000	112,926
Union Electric Co. due 04/01/52 #	30,000	31,076
2.625% due 03/15/51	200,000	166,353
8.450% due 03/15/39	100,000	147,224
Virginia Electric & Power Co. 2.300% due 11/15/31	100,000	91,807
2.400% due 03/30/32	50,000	46,145
2.950% due 11/15/26	50,000	49,448
3.150% due 01/15/26	35,000	35,078
3.800% due 09/15/47	50,000	50,143
4.000% due 11/15/46	20,000	20,614
8.875% due 11/15/38	25,000	39,431
Washington Gas Light Co. 3.650% due 09/15/49	25,000	24,172
WEC Energy Group, Inc. 0.800% due 03/15/24	160,000	153,649
2.200% due 12/15/28	100,000	91,834
Wisconsin Electric Power Co. 4.300% due 10/15/48	10,000	10,615
Wisconsin Power & Light Co. 3.050% due 10/15/27	100,000	99,367
Xcel Energy, Inc. 0.500% due 10/15/23	40,000	38,763
4.000% due 06/15/28	50,000	50,846

		23,240,936

Total Corporate Bonds & Notes (Cost $317,430,525)		307,407,999

MORTGAGE-BACKED SECURITIES - 29.5%
Collateralized Mortgage Obligations - Commercial - 1.9%
Bank 1.844% due 03/15/63	131,250	116,950
1.997% due 11/15/53	250,000	224,931
2.470% due 09/15/64	500,000	468,361
2.649% due 01/15/63	200,000	190,390
2.920% due 12/15/52	200,000	194,108
3.175% due 09/15/60	200,000	197,505

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
BBCMS Mortgage Trust due 04/15/55 #	$300,000	$307,835
2.299% due 02/15/54	300,000	276,706
2.639% due 02/15/53	200,000	190,492
Benchmark Mortgage Trust 1.850% due 09/15/53	250,000	223,609
1.925% due 07/15/53	197,917	178,044
2.576% due 11/15/54	350,000	328,751
2.577% due 04/15/54	200,000	188,229
2.732% due 02/15/53	200,000	191,252
4.121% due 07/15/51 §	200,000	207,862
CD Mortgage Trust 3.456% due 11/13/50	175,000	175,148
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47	285,194	284,139
3.778% due 09/10/58	600,000	607,967
Commercial Mortgage Trust 3.525% due 02/10/49	221,065	222,882
3.819% due 06/10/47	300,000	303,101
4.228% due 05/10/51	400,000	417,369
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	598,319
Fannie Mae 1.270% due 07/25/30	200,000	175,945
1.466% due 02/25/31 §	245,000	219,075
1.684% due 11/25/32 §	500,000	454,365
Fannie Mae - Aces 1.821% due 02/25/30	48,200	45,132
2.723% due 10/25/24	171,333	169,663
2.906% due 01/25/28 §	500,000	501,733
2.980% due 08/25/29	500,000	504,399
2.992% due 12/25/27 §	169,408	170,042
3.061% due 05/25/27 §	193,205	195,872
3.638% due 08/25/30 §	300,000	315,509
Fannie Mae-Aces 1.669% due 10/25/31 §	250,000	225,423
Freddie Mac 1.350% due 05/25/30	575,000	514,486
1.406% due 08/25/30	250,000	223,857
1.477% due 04/25/30	107,143	96,973
1.517% due 03/25/30	222,222	202,083
1.547% due 10/25/30	200,000	180,683
1.558% due 04/25/30	140,000	127,534
1.621% due 12/25/30	186,667	169,566
1.872% due 01/25/30	166,667	155,851
1.940% due 02/25/35	352,000	307,210
2.020% due 03/25/31	250,000	234,128
2.862% due 05/25/26	500,000	499,503
2.946% due 07/25/24	750,000	753,754
Freddie Mac Multifamily Structured Pass-Through Certificates 2.361% due 10/25/36	250,000	224,714
2.524% due 10/25/29	200,000	196,338
2.673% due 03/25/26 - 09/25/29	800,000	796,363
2.745% due 01/25/26	400,000	399,717
3.171% due 10/25/24	850,000	859,406
3.208% due 02/25/26	375,000	378,914
3.310% due 05/25/23 §	500,000	505,326
3.422% due 02/25/29	196,721	203,852
3.926% due 06/25/28	100,000	106,190
3.990% due 08/25/33 §	42,000	45,712
GS Mortgage Securities Trust 3.734% due 11/10/48	1,000,000	1,009,060
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	588,757
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	274,760
Morgan Stanley Bank of America Merrill Lynch Trust 3.720% due 12/15/49	570,000	578,606
3.753% due 12/15/47	700,000	706,788

	Principal Amount	Value
Morgan Stanley Capital I Trust 2.728% due 05/15/54	$250,000	$238,438
3.596% due 12/15/49	400,000	402,272
Wells Fargo Commercial Mortgage Trust 2.626% due 04/15/54	250,000	235,805
2.652% due 08/15/49	350,000	339,945
2.925% due 04/15/50	300,000	294,228
3.453% due 07/15/50	500,000	502,314
4.184% due 06/15/51	200,000	208,756

		21,632,997

Fannie Mae - 15.5%
due 04/01/37 - 04/01/52 #	33,425,000	32,231,122
1.500% due 12/01/35 - 11/01/51	14,247,813	13,057,215
1.940% (USD LIBOR + 1.690%) due 08/01/39 §	2,590	2,699
1.945% (USD LIBOR + 1.695%) due 06/01/38 §	788	794
2.000% due 11/01/35 - 04/01/52	58,771,220	55,009,882
2.500% due 10/01/27 - 04/01/52	34,001,557	32,707,333
3.000% due 05/01/22 - 09/01/51	18,575,869	18,404,431
3.500% due 10/01/25 - 06/01/50	11,392,344	11,575,187
4.000% due 04/01/24 - 02/01/50	9,440,357	9,762,992
4.500% due 05/01/23 - 03/01/50	3,498,143	3,691,152
5.000% due 09/01/23 - 09/01/48	1,227,901	1,323,313
5.500% due 11/01/33 - 07/01/41	701,574	768,382
6.000% due 09/01/34 - 06/01/40	304,353	337,791
6.500% due 09/01/36 - 07/01/38	42,706	46,445

		178,918,738

Freddie Mac - 6.3%
1.500% due 02/01/37 - 05/01/51	4,458,587	4,087,112
2.000% due 09/01/35 - 03/01/52	23,714,915	22,280,015
2.500% due 08/01/28 - 12/01/51	20,909,895	20,079,522
3.000% due 09/01/26 - 06/01/51	11,731,266	11,655,818
3.500% due 03/01/26 - 05/01/50	7,671,127	7,778,328
4.000% due 02/01/25 - 01/01/48	3,658,382	3,807,410
4.500% due 08/01/24 - 07/01/48	1,335,325	1,411,558
5.000% due 12/01/31 - 03/01/41	579,615	626,899
5.500% due 04/01/34 - 08/01/40	293,141	322,088
6.000% due 04/01/36 - 05/01/40	397,536	442,220
6.500% due 08/01/37 - 04/01/39	32,045	34,898

		72,525,868

Government National Mortgage Association - 5.8%
due 04/01/52 #	8,350,000	8,075,501
2.000% due 10/20/50 - 01/20/52	14,257,892	13,620,410
2.500% due 01/20/43 - 01/20/52	16,073,423	15,615,639
3.000% due 08/20/42 - 08/20/51	12,280,297	12,203,103
3.500% due 10/15/41 - 07/20/50	9,217,144	9,389,009
4.000% due 06/15/39 - 01/20/50	4,113,942	4,288,894
4.500% due 02/15/39 - 12/20/47	1,783,777	1,905,218
5.000% due 05/15/36 - 01/20/48	812,124	886,162
5.500% due 04/15/37 - 04/15/40	221,854	245,929
6.000% due 01/15/38 - 06/15/41	80,538	90,061
6.500% due 10/15/38 - 02/15/39	19,215	21,026

		66,340,952

Total Mortgage-Backed Securities (Cost $355,921,704)		339,418,555

ASSET-BACKED SECURITIES - 0.3%
BA Credit Card Trust 0.440% due 09/15/26	27,000	25,840
BMW Vehicle Lease Trust 0.330% due 12/26/24	55,000	53,634

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Capital One Multi-Asset Execution Trust 1.040% due 11/16/26	$350,000	$334,907
CarMax Auto Owner Trust 0.340% due 12/15/25	229,000	223,553
0.520% due 02/17/26	80,000	77,212
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	318,079
CNH Equipment Trust 0.440% due 08/17/26	225,000	216,480
Discover Card Execution Note Trust 1.030% due 09/15/28	272,000	252,562
Drive Auto Receivables Trust 0.790% due 10/15/25	108,000	105,981
Ford Credit Auto Lease Trust 0.370% due 10/15/24	218,000	212,153
Ford Credit Auto Owner Trust 1.290% due 06/15/26	182,000	176,561
Ford Credit Floorplan Master Owner Trust 0.700% due 09/15/25	250,000	242,816
GM Financial Consumer Automobile Receivables Trust 0.510% due 04/16/26	90,000	87,277
Honda Auto Receivables Owner Trust 0.330% due 08/15/25	185,000	180,347
Hyundai Auto Receivables Trust 0.380% due 01/15/26	250,000	241,861
John Deere Owner Trust 0.520% due 03/16/26	86,000	82,434
Toyota Auto Receivables Owner Trust 1.230% due 06/15/26	250,000	242,948
World Omni Auto Receivables Trust 0.840% due 09/15/27	272,000	254,188

Total Asset-Backed Securities (Cost $3,442,985)		3,328,833

U.S. GOVERNMENT AGENCY ISSUES - 1.3%
Fannie Mae 0.250% due 05/22/23	1,075,000	1,054,535
0.250% due 07/10/23	850,000	830,603
0.250% due 11/27/23	1,125,000	1,090,012
0.375% due 08/25/25	95,000	88,439
0.500% due 11/07/25	115,000	107,101
0.625% due 04/22/25	430,000	406,197
0.750% due 10/08/27	300,000	273,236
0.875% due 08/05/30	500,000	436,938
2.625% due 09/06/24	960,000	965,508
5.625% due 07/15/37	100,000	134,384
6.625% due 11/15/30	500,000	655,750
7.125% due 01/15/30	525,000	693,945
Federal Farm Credit Banks Funding Corp. 0.125% due 04/13/23	900,000	885,239
0.125% due 06/14/23	250,000	244,624
0.250% due 02/26/24	530,000	511,309
Federal Home Loan Bank 0.375% due 09/04/25	475,000	441,524
0.500% due 04/14/25	500,000	471,465
1.250% due 12/21/26	300,000	283,869
2.125% due 02/28/24	165,000	164,449
5.500% due 07/15/36	100,000	130,683
Freddie Mac 0.250% due 06/26/23	500,000	489,498
0.250% due 08/24/23	65,000	63,353
0.250% due 09/08/23	145,000	141,120
0.250% due 11/06/23	800,000	776,006
0.250% due 12/04/23	680,000	658,305
0.375% due 05/05/23	500,000	492,279
0.375% due 07/21/25	180,000	167,697
0.375% due 09/23/25	825,000	765,961
1.500% due 02/12/25	250,000	243,084
2.750% due 06/19/23	500,000	504,626
6.250% due 07/15/32	225,000	299,012

	Principal Amount	Value
Tennessee Valley Authority 3.500% due 12/15/42	$100,000	$103,291
4.250% due 09/15/65	200,000	247,254
5.250% due 09/15/39	25,000	31,662
5.375% due 04/01/56	50,000	73,526
6.750% due 11/01/25	150,000	172,058
7.125% due 05/01/30	50,000	66,031

Total U.S. Government Agency Issues (Cost $15,491,667)		15,164,573

U.S. TREASURY OBLIGATIONS - 39.3%
U.S. Treasury Bonds - 8.3%
1.125% due 05/15/40	1,750,000	1,380,415
1.125% due 08/15/40	3,700,000	2,903,488
1.250% due 05/15/50	3,350,000	2,502,816
1.375% due 11/15/40	4,500,000	3,682,266
1.375% due 08/15/50	3,600,000	2,774,812
1.625% due 11/15/50	3,100,000	2,544,180
1.750% due 08/15/41	1,750,000	1,517,852
1.875% due 02/15/41	3,100,000	2,762,693
1.875% due 02/15/51	3,100,000	2,712,621
1.875% due 11/15/51	2,900,000	2,544,750
2.000% due 11/15/41	4,500,000	4,073,203
2.000% due 02/15/50	2,250,000	2,029,482
2.000% due 08/15/51	4,200,000	3,790,500
2.250% due 05/15/41	1,200,000	1,133,813
2.250% due 08/15/46	2,150,000	2,013,105
2.250% due 08/15/49	1,100,000	1,047,320
2.250% due 02/15/52	1,500,000	1,439,062
2.375% due 02/15/42	1,250,000	1,206,055
2.375% due 11/15/49	1,950,000	1,909,934
2.375% due 05/15/51	3,000,000	2,943,340
2.500% due 02/15/45	2,800,000	2,729,781
2.500% due 02/15/46	2,600,000	2,548,152
2.500% due 05/15/46	1,000,000	980,801
2.750% due 08/15/42	450,000	458,016
2.750% due 11/15/42	1,850,000	1,880,677
2.750% due 11/15/47	2,500,000	2,596,143
2.875% due 08/15/45	1,000,000	1,043,398
2.875% due 05/15/49	1,275,000	1,372,493
3.000% due 05/15/42	1,075,000	1,139,626
3.000% due 05/15/45	1,500,000	1,595,127
3.000% due 11/15/45	1,900,000	2,028,361
3.000% due 02/15/47	500,000	538,457
3.000% due 05/15/47	1,700,000	1,837,295
3.000% due 02/15/48	2,000,000	2,180,977
3.000% due 08/15/48	1,500,000	1,639,248
3.000% due 02/15/49	2,000,000	2,200,547
3.125% due 11/15/41	975,000	1,052,143
3.125% due 02/15/43	1,000,000	1,077,285
3.125% due 08/15/44	600,000	649,336
3.125% due 05/15/48	2,700,000	3,017,250
3.625% due 08/15/43	1,525,000	1,770,906
3.625% due 02/15/44	500,000	582,041
3.750% due 08/15/41	1,300,000	1,529,684
3.750% due 11/15/43	1,000,000	1,183,770
4.250% due 11/15/40	750,000	937,983
4.375% due 05/15/40	1,025,000	1,305,273
4.375% due 05/15/41	775,000	985,643
4.500% due 02/15/36	1,750,000	2,215,527
4.500% due 05/15/38	500,000	642,051
4.500% due 08/15/39	700,000	904,285
4.750% due 02/15/41	1,350,000	1,797,847
5.375% due 02/15/31	1,100,000	1,367,438
6.250% due 05/15/30	1,050,000	1,351,198

		96,050,466

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 31.0%
0.125% due 05/31/23	$2,000,000	$1,959,570
0.125% due 07/15/23	3,000,000	2,928,809
0.125% due 07/31/23	6,000,000	5,850,117
0.125% due 08/31/23	2,500,000	2,432,422
0.125% due 02/15/24	2,300,000	2,209,123
0.250% due 04/15/23	3,000,000	2,954,097
0.250% due 06/15/23	3,000,000	2,942,051
0.250% due 09/30/23	1,575,000	1,531,595
0.250% due 11/15/23	2,000,000	1,938,398
0.250% due 06/15/24	2,500,000	2,384,863
0.250% due 05/31/25	2,750,000	2,559,971
0.250% due 06/30/25	3,500,000	3,252,197
0.250% due 07/31/25	5,000,000	4,636,230
0.250% due 08/31/25	3,500,000	3,238,936
0.250% due 09/30/25	4,200,000	3,880,488
0.250% due 10/31/25	6,000,000	5,533,008
0.375% due 10/31/23	2,750,000	2,673,838
0.375% due 04/30/25	3,000,000	2,809,687
0.375% due 11/30/25	2,500,000	2,311,768
0.375% due 12/31/25	3,500,000	3,232,510
0.375% due 01/31/26	4,000,000	3,686,172
0.500% due 11/30/23	5,000,000	4,860,644
0.500% due 03/31/25	3,000,000	2,826,797
0.500% due 02/28/26	3,500,000	3,236,475
0.500% due 05/31/27	3,500,000	3,168,184
0.500% due 06/30/27	1,000,000	903,965
0.500% due 08/31/27	2,500,000	2,252,246
0.500% due 10/31/27	2,000,000	1,795,859
0.625% due 10/15/24	2,750,000	2,625,605
0.625% due 07/31/26	3,250,000	2,999,458
0.625% due 12/31/27	5,000,000	4,508,984
0.625% due 05/15/30	3,350,000	2,921,697
0.625% due 08/15/30	3,400,000	2,954,215
0.750% due 11/15/24	3,500,000	3,345,850
0.750% due 03/31/26	2,500,000	2,331,787
0.750% due 04/30/26	2,500,000	2,328,955
0.750% due 05/31/26	3,000,000	2,790,762
0.750% due 08/31/26	3,000,000	2,780,918
0.750% due 01/31/28	2,500,000	2,268,262
0.875% due 01/31/24	1,000,000	974,687
0.875% due 06/30/26	4,500,000	4,203,721
0.875% due 09/30/26	2,950,000	2,746,438
0.875% due 11/15/30	4,250,000	3,764,570
1.000% due 12/15/24	2,000,000	1,922,305
1.000% due 07/31/28	2,000,000	1,830,352
1.125% due 01/15/25	3,000,000	2,889,141
1.125% due 02/28/25	3,500,000	3,365,195
1.125% due 10/31/26	5,000,000	4,703,809
1.125% due 02/28/27	750,000	703,857
1.125% due 02/29/28	2,750,000	2,550,518
1.125% due 08/31/28	2,750,000	2,534,189
1.125% due 02/15/31	3,500,000	3,161,211
1.250% due 08/31/24	4,000,000	3,887,500
1.250% due 11/30/26	5,000,000	4,731,348
1.250% due 12/31/26	3,500,000	3,307,363
1.250% due 03/31/28	1,000,000	932,949
1.250% due 04/30/28	2,500,000	2,329,394
1.250% due 05/31/28	3,000,000	2,793,516
1.250% due 06/30/28	1,500,000	1,395,644
1.250% due 09/30/28	3,000,000	2,784,492
1.250% due 08/15/31	5,500,000	5,001,133
1.375% due 06/30/23	4,300,000	4,270,186
1.375% due 01/31/25	5,500,000	5,331,777
1.375% due 08/31/26	3,500,000	3,336,553
1.375% due 12/31/28	2,400,000	2,243,297
1.375% due 11/15/31	2,500,000	2,294,531
1.500% due 02/29/24	1,500,000	1,478,262
1.500% due 09/30/24	3,000,000	2,929,922
1.500% due 10/31/24	2,000,000	1,951,641
1.500% due 02/15/25	2,000,000	1,944,219

	Principal Amount	Value
1.500% due 08/15/26	$3,200,000	$3,067,375
1.500% due 01/31/27	3,500,000	3,345,234
1.500% due 11/30/28	2,500,000	2,355,225
1.500% due 02/15/30	3,250,000	3,047,637
1.625% due 05/31/23	1,000,000	997,012
1.625% due 10/31/23	3,000,000	2,975,449
1.625% due 02/15/26	1,900,000	1,837,100
1.625% due 05/15/26	1,300,000	1,254,652
1.625% due 10/31/26	5,500,000	5,295,576
1.625% due 08/15/29	2,000,000	1,897,148
1.625% due 05/15/31	6,000,000	5,650,547
1.750% due 05/15/23	4,750,000	4,744,897
1.750% due 06/30/24	3,000,000	2,957,227
1.750% due 12/31/24	1,600,000	1,568,187
1.750% due 03/15/25	1,500,000	1,468,359
1.750% due 12/31/26	2,500,000	2,419,385
1.750% due 01/31/29	1,500,000	1,436,602
1.875% due 08/31/24	3,000,000	2,958,750
1.875% due 07/31/26	1,000,000	974,551
1.875% due 02/28/27	3,000,000	2,920,078
1.875% due 02/28/29	1,000,000	965,547
1.875% due 02/15/32	1,500,000	1,440,703
2.000% due 05/31/24	5,000,000	4,958,789
2.000% due 02/15/25	2,000,000	1,972,383
2.000% due 11/15/26	1,000,000	978,359
2.125% due 11/30/23	2,500,000	2,497,021
2.125% due 05/15/25	3,500,000	3,458,232
2.250% due 12/31/23	4,000,000	4,000,234
2.250% due 01/31/24	2,000,000	1,998,320
2.250% due 04/30/24	3,250,000	3,242,002
2.250% due 10/31/24	800,000	795,344
2.250% due 11/15/24	2,000,000	1,987,969
2.250% due 12/31/24	4,000,000	3,973,594
2.250% due 11/15/25	2,200,000	2,178,086
2.250% due 08/15/27	4,200,000	4,155,785
2.250% due 11/15/27	2,300,000	2,274,035
2.375% due 02/29/24	3,000,000	3,003,926
2.375% due 08/15/24	10,300,000	10,280,687
2.375% due 04/30/26	1,000,000	994,355
2.375% due 05/15/27	2,750,000	2,738,828
2.375% due 03/31/29	2,675,000	2,667,477
2.375% due 05/15/29	1,000,000	997,383
2.500% due 08/15/23	4,450,000	4,476,683
2.500% due 01/31/25	4,000,000	3,999,844
2.500% due 03/31/27	2,500,000	2,505,664
2.625% due 02/15/29	2,750,000	2,783,623
2.750% due 04/30/23	1,500,000	1,515,315
2.750% due 08/31/23	5,000,000	5,046,973
2.750% due 11/15/23	5,350,000	5,396,081
2.750% due 02/15/28	3,500,000	3,554,961
2.875% due 05/31/25	1,200,000	1,212,516
2.875% due 05/15/28	2,500,000	2,558,789
2.875% due 08/15/28	1,750,000	1,793,477
3.125% due 11/15/28	3,000,000	3,124,219

		356,838,428

Total U.S. Treasury Obligations (Cost $470,710,284)		452,888,894

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%
Canada Government (Canada) 0.750% due 05/19/26	300,000	278,392
1.625% due 01/22/25	150,000	146,411
Chile Government (Chile) 2.550% due 07/27/33	250,000	228,215
3.100% due 01/22/61	400,000	330,420
3.125% due 01/21/26	75,000	75,655
3.500% due 01/31/34	200,000	197,798
3.860% due 06/21/47	300,000	292,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	$200,000	$184,329
1.625% due 01/18/27	400,000	376,320
3.625% due 11/27/23	200,000	203,543
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	209,798
Indonesia Government (Indonesia) 2.850% due 02/14/30	200,000	197,252
3.200% due 09/23/61	200,000	169,092
3.550% due 03/31/32	200,000	206,621
4.200% due 10/15/50	300,000	312,926
Israel Government AID 5.500% due 04/26/24	25,000	26,528
Israel Government International (Israel) 2.750% due 07/03/30	200,000	198,310
Japan Bank for International Cooperation (Japan) 0.625% due 07/15/25	235,000	219,576
1.250% due 01/21/31	500,000	447,466
1.875% due 07/21/26	200,000	193,473
1.875% due 04/15/31	200,000	188,143
2.500% due 05/23/24	200,000	200,029
3.250% due 07/20/28	200,000	207,216
3.375% due 07/31/23	200,000	202,942
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	206,743
Korea Development Bank (South Korea) 2.000% due 09/12/26	200,000	192,830
Korea International (South Korea) 1.750% due 10/15/31	200,000	184,717
2.750% due 01/19/27	200,000	199,582
Mexico Government (Mexico) 2.659% due 05/24/31	200,000	182,640
3.500% due 02/12/34	200,000	186,398
3.900% due 04/27/25	350,000	362,505
4.150% due 03/28/27	200,000	210,573
4.280% due 08/14/41	200,000	186,934
4.500% due 01/31/50	200,000	188,526
4.600% due 01/23/46	250,000	240,550
4.600% due 02/10/48	200,000	191,073
4.750% due 04/27/32	350,000	371,577
4.750% due 03/08/44	264,000	260,546
6.750% due 09/27/34	225,000	275,697
Panama Government (Panama) 2.252% due 09/29/32	500,000	442,905
3.870% due 07/23/60	200,000	175,702
4.500% due 05/15/47	350,000	349,671
6.700% due 01/26/36	100,000	123,507
8.875% due 09/30/27	100,000	127,272
Peruvian Government (Peru) 2.780% due 12/01/60	200,000	157,022
2.783% due 01/23/31	300,000	283,200
3.300% due 03/11/41	250,000	227,908
4.125% due 08/25/27	150,000	156,144
8.750% due 11/21/33	200,000	290,256
Philippine Government (Philippines) 1.648% due 06/10/31	200,000	178,330
2.650% due 12/10/45	200,000	164,786
2.950% due 05/05/45	200,000	173,529
3.000% due 02/01/28	200,000	201,446
6.375% due 10/23/34	250,000	316,354
7.750% due 01/14/31	200,000	262,850
Province of Alberta Canada (Canada) 1.300% due 07/22/30	250,000	224,274
1.875% due 11/13/24	350,000	343,832
3.350% due 11/01/23	100,000	101,539
Province of British Columbia Canada (Canada) 1.300% due 01/29/31	500,000	447,594
Province of Manitoba Canada (Canada) 1.500% due 10/25/28	155,000	143,987

	Principal Amount	Value
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	$50,000	$52,381
Province of Ontario Canada (Canada) 0.625% due 01/21/26	300,000	278,421
1.050% due 04/14/26	200,000	188,242
1.050% due 05/21/27	200,000	184,267
2.000% due 10/02/29	100,000	95,423
2.125% due 01/21/32	150,000	141,716
2.300% due 06/15/26	250,000	245,819
Province of Quebec Canada (Canada) 0.600% due 07/23/25	100,000	93,511
1.350% due 05/28/30	50,000	45,095
1.500% due 02/11/25	350,000	339,524
1.900% due 04/21/31	200,000	187,612
2.500% due 04/09/24	65,000	65,195
2.750% due 04/12/27	350,000	351,467
7.500% due 07/15/23	100,000	106,632
7.500% due 09/15/29	75,000	98,331
Republic of Italy Government International Bond (Italy) 0.875% due 05/06/24	200,000	191,650
2.875% due 10/17/29	200,000	189,319
3.875% due 05/06/51	200,000	185,747
4.000% due 10/17/49	200,000	192,784
6.875% due 09/27/23	150,000	159,177
Republic of Poland Government (Poland) 4.000% due 01/22/24	150,000	154,122
State of Israel (Israel) 3.375% due 01/15/50	500,000	475,000
Svensk Exportkredit AB (Sweden) 0.375% due 07/30/24	250,000	238,099
0.625% due 10/07/24	560,000	533,930
Uruguay Government International Bond (Uruguay) 4.125% due 11/20/45	143,467	156,428
4.375% due 10/27/27	200,000	212,502
5.100% due 06/18/50	200,000	236,371

Total Foreign Government Bonds & Notes (Cost $19,617,404)		19,024,572

MUNICIPAL BONDS - 0.6%
American Municipal Power, Inc. 6.449% due 02/15/44	25,000	32,769
8.084% due 02/15/50	300,000	497,668
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	35,574
7.043% due 04/01/50	50,000	76,960
California State University 2.975% due 11/01/51	50,000	44,692
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue 5.491% due 11/01/39	25,000	31,376
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	58,089
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue IL 6.899% due 12/01/40	100,000	128,660
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	100,000	89,488
City of Chicago IL Class B 7.750% due 01/01/42	42,000	47,513
City of Houston TX 3.961% due 03/01/47	50,000	53,317
City of New York NY 5.517% due 10/01/37	40,000	47,922
City of San Antonio TX Electric & Gas Systems Revenue 2.905% due 02/01/48	60,000	51,093

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Commonwealth of Massachusetts
4.910% due 05/01/29	$100,000	$111,112
5.456% due 12/01/39	25,000	31,056
County of Clark Department of Aviation NV 6.820% due 07/01/45	125,000	180,972
Dallas Area Rapid Transit 2.613% due 12/01/48	200,000	165,192
Dallas Independent School District TX Class C 6.450% due 02/15/35	50,000	53,354
Golden State Tobacco Securitization Corp. 4.214% due 06/01/50	150,000	133,862
Grand Parkway Transportation Corp. 3.236% due 10/01/52	250,000	226,183
JobsOhio Beverage System 2.833% due 01/01/38	10,000	9,198
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	127,079
Massachusetts School Building Authority 2.950% due 05/15/43	50,000	44,229
3.395% due 10/15/40	20,000	18,792
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	29,133
6.668% due 11/15/39	55,000	69,442
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	33,409
6.655% due 04/01/57	97,000	131,615
New Jersey Economic Development Authority 7.425% due 02/15/29	125,000	147,084
New Jersey Turnpike Authority Class A 7.102% due 01/01/41	100,000	142,037
New York City Municipal Water Finance Authority 5.952% due 06/15/42	50,000	67,057
6.011% due 06/15/42	10,000	13,475
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	35,645
New York State Dormitory Authority 3.142% due 07/01/43	100,000	94,639
New York State Urban Development Corp. 3.900% due 03/15/33	50,000	51,507
5.770% due 03/15/39	25,000	28,545
Pennsylvania Turnpike Commission Class B 5.511% due 12/01/45	75,000	95,602
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	177,850
Port Authority of New York & New Jersey 3.175% due 07/15/60	250,000	211,575
4.031% due 09/01/48	50,000	51,742
4.229% due 10/15/57	30,000	32,157
4.458% due 10/01/62	100,000	111,308
5.647% due 11/01/40	150,000	183,213
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	13,700
Sales Tax Securitization Corp. 4.787% due 01/01/48	50,000	56,278
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	68,426
State Board of Administration Finance Corp. 2.154% due 07/01/30	100,000	91,350
State of California 1.700% due 02/01/28	200,000	186,272
3.500% due 04/01/28	100,000	102,768
7.300% due 10/01/39	100,000	140,891
7.500% due 04/01/34	50,000	68,969
7.600% due 11/01/40	270,000	411,228
7.625% due 03/01/40	40,000	58,943

	Principal Amount	Value
State of Connecticut Class D 5.090% due 10/01/30	$50,000	$54,181
State of Illinois 6.725% due 04/01/35	400,000	453,891
State of Texas 5.517% due 04/01/39	100,000	126,797
State of Utah 4.554% due 07/01/24	5,000	5,126
State of Wisconsin 3.154% due 05/01/27	250,000	252,238
Texas Transportation Commission 2.562% due 04/01/42	350,000	303,789
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	27,867
University of California 3.063% due 07/01/25	50,000	50,265
4.767% due 05/15/15	75,000	82,371
4.858% due 05/15/12	100,000	111,858
University of Michigan 4.454% due 04/01/22	100,000	106,875

Total Municipal Bonds (Cost $6,421,239)		6,777,268

	Shares
SHORT-TERM INVESTMENT - 4.4%
Money Market Funds - 4.4%
BlackRock Liquidity Funds T-Fund Institutional 0.210%	51,083,031	51,083,031

Total Short-Term Investment (Cost $51,083,031)		51,083,031

TOTAL INVESTMENTS - 103.8% (Cost $1,240,118,839)		1,195,093,725

OTHER ASSETS & LIABILITIES, NET - (3.8%)		(44,187,154)

NET ASSETS - 100.0%		$1,150,906,571

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$307,407,999	$-	$307,407,999	$-
	Mortgage-Backed Securities	339,418,555	-	339,418,555	-
	Asset-Backed Securities	3,328,833	-	3,328,833	-
	U.S. Government Agency Issues	15,164,573	-	15,164,573	-
	U.S. Treasury Obligations	452,888,894	-	452,888,894	-
	Foreign Government Bonds & Notes	19,024,572	-	19,024,572	-
	Municipal Bonds	6,777,268	-	6,777,268	-
	Short-Term Investment	51,083,031	51,083,031	-	-

	Total	$1,195,093,725	$51,083,031	$1,144,010,694	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Energy - 0.0%
EP Energy Corp. *	1,815	$172,425
Patterson-UTI Energy, Inc.	306	4,737

		177,162

Financial - 0.0%
Stearns Holdings LLC Class B * Ω ±	3,570	-

Total Common Stocks (Cost $189,966)		177,162

	Principal Amount
CORPORATE BONDS & NOTES - 97.9%
Basic Materials - 4.1%
Alcoa Nederland Holding BV
5.500% due 12/15/27 ~	$215,000	222,858
6.125% due 05/15/28 ~	250,000	262,156
Allegheny Technologies, Inc.
4.875% due 10/01/29	200,000	189,769
5.125% due 10/01/31	50,000	46,976
5.875% due 12/01/27	200,000	200,120
Arconic Corp.
6.000% due 05/15/25 ~	190,000	194,845
6.125% due 02/15/28 ~	246,000	247,279
Ashland LLC
3.375% due 09/01/31 ~	200,000	176,918
6.875% due 05/15/43	128,000	149,960
ASP Unifrax Holdings, Inc.
5.250% due 09/30/28 ~	133,000	123,721
7.500% due 09/30/29 ~	200,000	178,246
Axalta Coating Systems LLC 3.375% due 02/15/29 ~	250,000	220,050
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada) 8.750% due 07/15/26 ~	100,000	104,488
Big River Steel LLC/BRS Finance Corp. 6.625% due 01/31/29 ~	104,000	109,289
Carpenter Technology Corp. 6.375% due 07/15/28	125,000	125,661
Century Aluminum Co. 7.500% due 04/01/28 ~	150,000	156,715
Cerdia Finanz GmbH (Germany) 10.500% due 02/15/27 ~	105,000	92,069
Chemours Co.
4.625% due 11/15/29 ~	100,000	91,778
5.375% due 05/15/27	94,000	93,940
5.750% due 11/15/28 ~	170,000	165,364
Clearwater Paper Corp.
4.750% due 08/15/28 ~	250,000	232,642
5.375% due 02/01/25 ~	50,000	50,634
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~	120,000	118,601
5.875% due 06/01/27	300,000	308,265
6.250% due 10/01/40	100,000	98,956
6.750% due 03/15/26 ~	137,000	144,068
9.875% due 10/17/25 ~	165,000	184,078
Coeur Mining, Inc. 5.125% due 02/15/29 ~	300,000	261,030
Commercial Metals Co.
3.875% due 02/15/31	200,000	182,093
4.125% due 01/15/30	95,000	88,900
4.375% due 03/15/32	90,000	83,763
4.875% due 05/15/23	100,000	101,624

	Principal Amount	Value
Compass Minerals International, Inc.
4.875% due 07/15/24 ~	$50,000	$49,505
6.750% due 12/01/27 ~	135,000	136,867
Consolidated Energy Finance SA (Luxembourg) 5.625% due 10/15/28 ~	200,000	185,395
Constellium SE 5.625% due 06/15/28 ~	250,000	251,364
Cornerstone Chemical Co. 6.750% due 08/15/24 ~	150,000	138,182
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 06/15/28 ~	150,000	150,203
Diamond BC BV 4.625% due 10/01/29 ~	85,000	76,450
Domtar Corp. 6.750% due 10/01/28 ~	343,000	344,181
Element Solutions, Inc. 3.875% due 09/01/28 ~	210,000	196,470
EverArc Escrow SARL (Luxembourg) 5.000% due 10/30/29 ~	165,000	151,078
FMG Resources August 2006 Pty. Ltd. (Australia)
4.375% due 04/01/31 ~	474,000	449,143
4.500% due 09/15/27 ~	136,000	133,848
5.125% due 05/15/24 ~	90,000	91,874
GCP Applied Technologies, Inc. 5.500% due 04/15/26 ~	100,000	101,525
Glatfelter Corp. 4.750% due 11/15/29 ~	75,000	63,704
GPD Cos., Inc. 10.125% due 04/01/26 ~	225,000	234,255
HB Fuller Co. 4.250% due 10/15/28	225,000	211,070
Hecla Mining Co. 7.250% due 02/15/28	100,000	104,883
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	200,000	179,614
Hexion, Inc. 7.875% due 07/15/27 ~	150,000	158,280
Hudbay Minerals, Inc. (Canada) 6.125% due 04/01/29 ~	350,000	361,032
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000% due 07/01/28 ~	200,000	202,750
Ingevity Corp.
3.875% due 11/01/28 ~	115,000	104,151
4.500% due 02/01/26 ~	100,000	96,914
Innophos Holdings, Inc. 9.375% due 02/15/28 ~	125,000	132,912
Joseph T Ryerson & Son, Inc. 8.500% due 08/01/28 ~	72,000	78,034
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~	131,000	118,341
4.625% due 03/01/28 ~	114,000	107,303
Mercer International, Inc.
5.125% due 02/01/29	294,000	284,058
5.500% due 01/15/26	150,000	151,305
Methanex Corp. (Canada)
5.125% due 10/15/27	125,000	125,787
5.250% due 12/15/29	150,000	152,534
5.650% due 12/01/44	50,000	46,000
Mineral Resources Ltd. (Australia) 8.125% due 05/01/27 ~	213,000	220,523
Minerals Technologies, Inc. 5.000% due 07/01/28 ~	200,000	190,749
New Gold, Inc. (Canada) 7.500% due 07/15/27 ~	165,000	171,381
Novelis Corp.
3.250% due 11/15/26 ~	375,000	358,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
3.875% due 08/15/31 ~	$104,000	$95,295
4.750% due 01/30/30 ~	510,000	496,092
OCI NV (Netherlands) 4.625% due 10/15/25 ~	160,000	161,382
Olin Corp.
5.000% due 02/01/30	50,000	49,605
5.125% due 09/15/27	410,000	409,217
Olympus Water US Holding Corp.
4.250% due 10/01/28 ~	200,000	182,040
6.250% due 10/01/29 ~	150,000	133,038
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	200,000	200,470
PMHC II, Inc. 9.000% due 02/15/30 ~	219,000	193,003
Rain CII Carbon LLC/CII Carbon Corp. 7.250% due 04/01/25 ~	316,000	308,617
Rayonier AM Products, Inc.
5.500% due 06/01/24 ~	81,000	81,544
7.625% due 01/15/26 ~	149,000	147,674
Resolute Forest Products, Inc. 4.875% due 03/01/26 ~	125,000	120,439
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~	221,000	208,599
6.625% due 05/01/29 ~	105,000	94,467
SCIL IV LLC/SCIL USA Holdings LLC 5.375% due 11/01/26 ~	200,000	184,314
SPCM SA (France) 3.375% due 03/15/30 ~	200,000	175,985
Sylvamo Corp. 7.000% due 09/01/29 ~	150,000	147,488
Tacora Resources, Inc. (Canada) 8.250% due 05/15/26 ~	225,000	218,258
TMS International Corp. 6.250% due 04/15/29 ~	50,000	47,596
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% due 09/01/25 ~	175,000	173,271
Tronox, Inc.
4.625% due 03/15/29 ~	350,000	328,109
6.500% due 05/01/25 ~	50,000	51,749
US Steel Corp. 6.875% due 03/01/29	210,000	218,767
Valvoline, Inc.
3.625% due 06/15/31 ~	195,000	168,810
4.250% due 02/15/30 ~	176,000	160,937
Venator Finance SARL/Venator Materials LLC 9.500% due 07/01/25 ~	250,000	262,370
WR Grace Holdings LLC
5.625% due 10/01/24 ~	97,000	98,411
5.625% due 08/15/29 ~	390,000	365,664

		16,800,419

Communications - 17.5%
Acuris Finance US, Inc./Acuris Finance SARL 5.000% due 05/01/28 ~	200,000	184,178
Advantage Sales & Marketing, Inc. 6.500% due 11/15/28 ~	233,000	220,973
Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	200,000	179,635
5.750% due 08/15/29 ~	600,000	546,294
Altice France Holding SA (Luxembourg)
6.000% due 02/15/28 ~	200,000	172,897
10.500% due 05/15/27 ~	405,000	424,318
Altice France SA (France)
5.125% due 01/15/29 ~	350,000	314,195
5.125% due 07/15/29 ~	500,000	448,800
5.500% due 01/15/28 ~	300,000	278,619
5.500% due 10/15/29 ~	640,000	575,130
8.125% due 02/01/27 ~	400,000	412,876

	Principal Amount	Value
AMC Networks, Inc.
4.250% due 02/15/29	$248,000	$231,756
4.750% due 08/01/25	250,000	249,531
5.000% due 04/01/24	160,000	159,810
ANGI Group LLC 3.875% due 08/15/28 ~	83,000	70,465
Arches Buyer, Inc.
4.250% due 06/01/28 ~	365,000	340,939
6.125% due 12/01/28 ~	150,000	138,956
Audacy Capital Corp.
6.500% due 05/01/27 ~	150,000	141,034
6.750% due 03/31/29 ~	145,000	135,663
Avaya, Inc. 6.125% due 09/15/28 ~	203,000	200,429
Beasley Mezzanine Holdings LLC 8.625% due 02/01/26 ~	200,000	190,228
Block Communications, Inc. 4.875% due 03/01/28 ~	250,000	241,739
British Telecommunications PLC (United Kingdom) 4.250% due 11/23/81 ~	250,000	239,234
Cable One, Inc. 4.000% due 11/15/30 ~	110,000	101,597
Cablevision Lightpath LLC 3.875% due 09/15/27 ~	200,000	187,404
CCO Holdings LLC/CCO Holdings Capital Corp.
4.000% due 03/01/23 ~	143,000	143,090
4.250% due 02/01/31 ~	1,345,000	1,222,329
4.250% due 01/15/34 ~	750,000	652,500
4.500% due 08/15/30 ~	500,000	469,999
4.500% due 05/01/32	879,000	805,252
4.500% due 06/01/33 ~	220,000	197,773
4.750% due 03/01/30 ~	1,239,000	1,191,912
4.750% due 02/01/32 ~	190,000	177,217
5.000% due 02/01/28 ~	766,000	759,420
5.125% due 05/01/27 ~	500,000	501,400
5.375% due 06/01/29 ~	289,000	289,507
5.500% due 05/01/26 ~	225,000	228,548
Cengage Learning, Inc. 9.500% due 06/15/24 ~	261,000	260,764
Ciena Corp. 4.000% due 01/31/30 ~	180,000	173,512
Clear Channel International BV (United Kingdom) 6.625% due 08/01/25 ~	200,000	203,750
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~	365,000	361,715
7.500% due 06/01/29 ~	175,000	174,830
7.750% due 04/15/28 ~	200,000	201,273
Cogent Communications Group, Inc. 3.500% due 05/01/26 ~	250,000	237,841
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	130,599
6.000% due 06/15/25 ~	313,000	296,815
CommScope, Inc.
4.750% due 09/01/29 ~	395,000	364,340
6.000% due 03/01/26 ~	230,000	232,944
7.125% due 07/01/28 ~	69,000	62,411
8.250% due 03/01/27 ~	290,000	282,360
Connect Finco SARL/Connect US Finco LLC (United Kingdom) 6.750% due 10/01/26 ~	627,000	638,722
Consolidated Communications, Inc. 6.500% due 10/01/28 ~	102,000	94,238
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	168,757
4.125% due 12/01/30 ~	200,000	175,641
4.500% due 11/15/31 ~	1,040,000	933,603
4.625% due 12/01/30 ~	475,000	397,893
5.000% due 11/15/31 ~	300,000	251,910
5.250% due 06/01/24	204,000	204,612
5.375% due 02/01/28 ~	350,000	340,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
5.500% due 04/15/27 ~	$200,000	$198,613
5.750% due 01/15/30 ~	554,000	494,016
6.500% due 02/01/29 ~	300,000	302,961
7.500% due 04/01/28 ~	200,000	196,872
Cumulus Media New Holdings, Inc. 6.750% due 07/01/26 ~	50,000	50,069
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% due 08/15/26 ~	1,147,000	445,885
6.625% due 08/15/27 ~	520,000	108,394
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875% due 08/15/27 ~	1,290,000	1,270,747
DISH DBS Corp.
5.000% due 03/15/23	500,000	502,410
5.125% due 06/01/29	366,000	312,161
5.250% due 12/01/26 ~	1,025,000	978,234
5.750% due 12/01/28 ~	455,000	431,397
5.875% due 11/15/24	365,000	364,586
7.375% due 07/01/28	330,000	313,046
7.750% due 07/01/26	618,000	614,752
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	250,136
Embarq Corp. 7.995% due 06/01/36	600,000	579,096
Endurance International Group Holdings, Inc. 6.000% due 02/15/29 ~	115,000	99,426
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	475,000	456,582
5.875% due 10/15/27 ~	360,000	358,034
6.000% due 01/15/30 ~	600,000	555,801
6.750% due 05/01/29 ~	200,000	192,276
Gannett Holdings LLC 6.000% due 11/01/26 ~	90,000	87,188
GCI LLC 4.750% due 10/15/28 ~	80,000	78,253
Getty Images, Inc. 9.750% due 03/01/27 ~	100,000	103,653
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/29 ~	280,000	257,863
5.250% due 12/01/27 ~	197,000	198,239
Gray Escrow II, Inc. 5.375% due 11/15/31 ~	350,000	335,125
Gray Television, Inc.
4.750% due 10/15/30 ~	230,000	213,923
5.875% due 07/15/26 ~	75,000	76,913
7.000% due 05/15/27 ~	340,000	352,439
GrubHub Holdings, Inc. 5.500% due 07/01/27 ~	59,000	51,199
Hughes Satellite Systems Corp.
5.250% due 08/01/26	275,000	280,290
6.625% due 08/01/26	165,000	171,333
iHeartCommunications, Inc.
4.750% due 01/15/28 ~	82,000	78,479
5.250% due 08/15/27 ~	191,000	189,189
6.375% due 05/01/26	200,000	205,825
8.375% due 05/01/27	400,000	414,080
Iliad Holding SASU (France)
6.500% due 10/15/26 ~	200,000	200,802
7.000% due 10/15/28 ~	200,000	200,625
Intelsat Jackson Holdings SA (Luxembourg) 6.500% due 03/15/30 ~	865,000	865,000
Intrado Corp. 8.500% due 10/15/25 ~	268,000	246,963
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	204,940
Lamar Media Corp.
3.625% due 01/15/31	120,000	110,366
3.750% due 02/15/28	75,000	71,318
4.000% due 02/15/30	42,000	40,042
4.875% due 01/15/29	200,000	198,747

	Principal Amount	Value
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~	$200,000	$191,340
6.750% due 10/15/27 ~	315,000	324,022
Level 3 Financing, Inc.
3.625% due 01/15/29 ~	250,000	219,195
3.750% due 07/15/29 ~	150,000	133,123
4.250% due 07/01/28 ~	175,000	160,836
4.625% due 09/15/27 ~	400,000	377,266
5.250% due 03/15/26	100,000	100,331
5.375% due 05/01/25	80,000	80,904
Liberty Interactive LLC 8.250% due 02/01/30	300,000	274,591
Ligado Networks LLC 15.500% PIK due 11/01/23 ~	1,116,250	777,576
LogMeIn, Inc. 5.500% due 09/01/27 ~	263,000	245,965
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	345,000	321,875
4.500% due 01/15/29 ~	150,000	129,281
5.125% due 12/15/26 ~	669,000	638,413
5.375% due 06/15/29 ~	300,000	267,588
7.500% due 04/01/24	550,000	581,069
7.650% due 03/15/42	100,000	96,706
Match Group Holdings II LLC
3.625% due 10/01/31 ~	125,000	112,000
4.125% due 08/01/30 ~	150,000	140,869
4.625% due 06/01/28 ~	135,000	131,015
5.000% due 12/15/27 ~	100,000	99,695
5.625% due 02/15/29 ~	100,000	99,519
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~	625,000	597,416
8.000% due 08/01/29 ~	150,000	142,073
Midcontinent Communications/Midcontinent Finance Corp. 5.375% due 08/15/27 ~	100,000	100,549
Millennium Escrow Corp. 6.625% due 08/01/26 ~	150,000	142,660
Netflix, Inc.
3.625% due 06/15/25 ~	110,000	110,722
4.375% due 11/15/26	205,000	213,501
4.875% due 04/15/28	478,000	502,043
4.875% due 06/15/30 ~	216,000	230,793
5.375% due 11/15/29 ~	422,000	457,553
5.875% due 02/15/25	225,000	240,281
5.875% due 11/15/28	480,000	530,304
6.375% due 05/15/29	80,000	90,599
News Corp.
3.875% due 05/15/29 ~	85,000	80,454
5.125% due 02/15/32 ~	404,000	406,695
Nexstar Media, Inc.
4.750% due 11/01/28 ~	135,000	130,930
5.625% due 07/15/27 ~	438,000	443,891
Nokia OYJ (Finland) 6.625% due 05/15/39	50,000	59,670
Northwest Fiber LLC/Northwest FiberFinance Sub, Inc.
4.750% due 04/30/27 ~	20,000	19,033
6.000% due 02/15/28 ~	200,000	175,971
NortonLifeLock, Inc. 5.000% due 04/15/25 ~	200,000	199,962
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/29 ~	210,000	195,594
5.000% due 08/15/27 ~	115,000	112,677
6.250% due 06/15/25 ~	100,000	102,748
Paramount Global
6.250% due 02/28/57	292,000	294,927
6.375% due 03/30/62	300,000	303,208
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/26 ~	250,000	238,605
Plantronics, Inc. 4.750% due 03/01/29 ~	200,000	206,216

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Qwest Corp. 7.250% due 09/15/25	$35,000	$38,549
Radiate Holdco LLC/Radiate Finance, Inc.
4.500% due 09/15/26 ~	99,000	95,694
6.500% due 09/15/28 ~	183,000	173,392
Rakuten Group, Inc. (Japan)
5.125% due 04/22/26 ~	250,000	230,625
6.250% due 04/22/31 ~	300,000	288,000
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~	175,000	162,844
5.375% due 01/15/31 ~	100,000	95,888
Scripps Escrow, Inc. 5.875% due 07/15/27 ~	150,000	150,330
Sinclair Television Group, Inc.
4.125% due 12/01/30 ~	170,000	151,895
5.500% due 03/01/30 ~	200,000	173,476
5.875% due 03/15/26 ~	150,000	146,420
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~	296,000	280,254
3.875% due 09/01/31 ~	488,000	444,897
4.000% due 07/15/28 ~	625,000	594,597
4.125% due 07/01/30 ~	500,000	468,850
5.000% due 08/01/27 ~	160,000	159,890
5.500% due 07/01/29 ~	560,000	569,408
Spanish Broadcasting System, Inc. 9.750% due 03/01/26 ~	200,000	201,244
Sprint Capital Corp.
6.875% due 11/15/28	500,000	580,255
8.750% due 03/15/32	600,000	809,331
Sprint Corp.
7.125% due 06/15/24	950,000	1,020,110
7.625% due 02/15/25	750,000	818,396
7.625% due 03/01/26	300,000	338,943
7.875% due 09/15/23	805,000	856,315
Stagwell Global 5.625% due 08/15/29 ~	366,000	345,760
Summer BC Bidco B LLC 5.500% due 10/31/26 ~	200,000	192,758
Switch Ltd.
3.750% due 09/15/28 ~	120,000	116,585
4.125% due 06/15/29 ~	210,000	206,834
T-Mobile USA, Inc.
2.250% due 02/15/26	95,000	89,623
2.250% due 02/15/26 ~	100,000	94,340
2.625% due 04/15/26	450,000	430,389
2.625% due 02/15/29	130,000	118,832
2.875% due 02/15/31	560,000	505,400
3.375% due 04/15/29	350,000	333,375
3.375% due 04/15/29 ~	150,000	142,875
3.500% due 04/15/31	280,000	263,911
3.500% due 04/15/31 ~	94,000	88,599
4.750% due 02/01/28	995,000	1,012,313
TEGNA, Inc.
4.625% due 03/15/28	385,000	383,502
4.750% due 03/15/26 ~	141,000	141,168
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	188,384
6.375% due 11/15/33	200,000	191,500
7.200% due 07/18/36	650,000	633,318
Telecom Italia SpA (Italy) 5.303% due 05/30/24 ~	250,000	252,194
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	195,000
Telesat Canada/Telesat LLC (Canada)
4.875% due 06/01/27 ~	150,000	109,594
5.625% due 12/06/26 ~	230,000	175,881
6.500% due 10/15/27 ~	134,000	65,828
Terrier Media Buyer, Inc. 8.875% due 12/15/27 ~	266,000	270,980
Townsquare Media, Inc. 6.875% due 02/01/26 ~	300,000	309,486

	Principal Amount	Value
Trilogy International South Pacific LLC/TISP Finance, Inc. (New Zealand) 8.875% due 05/15/23 ~	$3,060	$3,041
TripAdvisor, Inc.
7.000% due 07/15/25 ~	250,000	258,580
Twitter, Inc.
3.875% due 12/15/27 ~	167,000	162,538
5.000% due 03/01/30 ~	175,000	174,422
Uber Technologies, Inc.
4.500% due 08/15/29 ~	500,000	469,687
6.250% due 01/15/28 ~	75,000	77,643
7.500% due 05/15/25 ~	600,000	626,763
7.500% due 09/15/27 ~	232,000	247,661
Univision Communications, Inc.
4.500% due 05/01/29 ~	172,000	163,950
5.125% due 02/15/25 ~	499,000	500,080
6.625% due 06/01/27 ~	255,000	267,410
9.500% due 05/01/25 ~	150,000	157,706
UPC Broadband Finco BV (Netherlands) 4.875% due 07/15/31 ~	250,000	235,070
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	197,941
Urban One, Inc. 7.375% due 02/01/28 ~	140,000	140,740
US Cellular Corp. 6.700% due 12/15/33	100,000	110,139
VEON Holdings BV (Netherlands) 3.375% due 11/25/27 ~	471,000	284,955
Viasat, Inc.
5.625% due 09/15/25 ~	198,000	193,710
5.625% due 04/15/27 ~	220,000	217,099
Viavi Solutions, Inc. 3.750% due 10/01/29 ~	135,000	126,861
Videotron Ltd. (Canada)
3.625% due 06/15/29 ~	175,000	162,627
5.125% due 04/15/27 ~	200,000	202,762
5.375% due 06/15/24 ~	100,000	102,950
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	197,000	186,342
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	186,758
5.500% due 05/15/29 ~	400,000	397,642
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.000% due 07/15/28 ~	200,000	192,381
Vmed O2 UK Financing I PLC (United Kingdom)
4.250% due 01/31/31 ~	750,000	686,932
4.750% due 07/15/31 ~	400,000	377,598
Vodafone Group PLC (United Kingdom)
3.250% due 06/04/81	150,000	138,709
4.125% due 06/04/81	350,000	318,577
5.125% due 06/04/81	200,000	176,826
7.000% due 04/04/79	600,000	664,017
VZ Secured Financing BV (Netherlands) 5.000% due 01/15/32 ~	250,000	234,131
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750% due 08/15/28 ~	396,000	403,791
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~	500,000	461,010
6.125% due 03/01/28 ~	165,000	148,001
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~	200,000	186,493
6.000% due 01/15/27 ~	200,000	201,596
Ziggo BV (Netherlands) 4.875% due 01/15/30 ~	200,000	188,733

		71,296,935

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 21.2%
99 Escrow Issuer, Inc. 7.500% due 01/15/26 ~	$213,000	$148,290
Abercrombie & Fitch Management Co. 8.750% due 07/15/25 ~	225,000	237,924
Academy Ltd. 6.000% due 11/15/27 ~	200,000	205,000
Adient Global Holdings Ltd. 4.875% due 08/15/26 ~	200,000	190,691
Affinity Gaming 6.875% due 12/15/27 ~	352,000	343,008
Air Canada (Canada) 3.875% due 08/15/26 ~	605,000	571,722
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.500% due 02/15/28 ~	200,000	197,439
Allison Transmission, Inc.
3.750% due 01/30/31 ~	105,000	95,408
4.750% due 10/01/27 ~	250,000	246,397
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~	465,000	452,487
10.000% due 06/15/26 ~	250,000	224,800
American Airlines Group, Inc.
3.750% due 03/01/25 ~	150,000	137,020
5.000% due 06/01/22 ~	264,000	264,302
American Airlines Pass-Through Trust Class A
3.375% due 11/01/28	676,372	651,593
4.950% due 07/15/24	85,917	85,722
American Airlines, Inc. 11.750% due 07/15/25 ~	450,000	525,935
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/26 ~	685,000	691,100
5.750% due 04/20/29 ~	945,000	942,756
American Axle & Manufacturing, Inc.
5.000% due 10/01/29	185,000	173,783
6.250% due 03/15/26	34,000	34,338
6.500% due 04/01/27	65,000	64,372
6.875% due 07/01/28	150,000	149,599
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/28 ~	129,000	124,192
Aramark Services, Inc.
5.000% due 04/01/25 ~	100,000	100,383
5.000% due 02/01/28 ~	200,000	194,358
6.375% due 05/01/25 ~	310,000	318,618
Arko Corp. 5.125% due 11/15/29 ~	135,000	123,099
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	127,326
Asbury Automotive Group, Inc.
4.500% due 03/01/28	150,000	144,405
4.750% due 03/01/30	218,000	206,021
5.000% due 02/15/32 ~	170,000	158,256
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% due 08/01/29 ~	150,000	132,553
6.625% due 01/15/28 ~	250,000	256,430
Aston Martin Capital Holdings Ltd. (United Kingdom) 10.500% due 11/30/25 ~	200,000	210,502
At Home Group, Inc.
4.875% due 07/15/28 ~	90,000	80,281
7.125% due 07/15/29 ~	45,000	39,012
Avient Corp.
5.250% due 03/15/23	91,000	92,425
5.750% due 05/15/25 ~	90,000	92,547
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	196,002
Bath & Body Works, Inc.
6.625% due 10/01/30 ~	603,000	633,859
6.694% due 01/15/27	195,000	207,399

	Principal Amount	Value
6.750% due 07/01/36	$90,000	$91,840
6.875% due 11/01/35	400,000	412,762
7.500% due 06/15/29	175,000	189,787
9.375% due 07/01/25 ~	24,000	27,422
BCPE Empire Holdings, Inc. 7.625% due 05/01/27 ~	190,000	179,331
BCPE Ulysses Intermediate, Inc. 7.750% Cash or 8.500% PIK due 04/01/27 ~	100,000	90,866
Beacon Roofing Supply, Inc.
4.125% due 05/15/29 ~	200,000	185,131
4.500% due 11/15/26 ~	150,000	149,306
Beazer Homes USA, Inc.
6.750% due 03/15/25	250,000	251,577
7.250% due 10/15/29	100,000	100,705
Bed Bath & Beyond, Inc.
4.915% due 08/01/34	78,000	61,854
5.165% due 08/01/44	79,000	56,249
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.125% due 04/15/29 ~	100,000	94,544
BlueLinx Holdings, Inc. 6.000% due 11/15/29 ~	100,000	93,183
Boyd Gaming Corp.
4.750% due 12/01/27	326,000	324,773
8.625% due 06/01/25 ~	75,000	78,869
Boyne USA, Inc. 4.750% due 05/15/29 ~	194,000	186,491
Brinker International, Inc.
3.875% due 05/15/23	200,000	200,749
5.000% due 10/01/24 ~	100,000	99,884
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC (Canada)
4.875% due 02/15/30 ~	65,000	58,250
5.000% due 06/15/29 ~	100,000	91,255
6.250% due 09/15/27 ~	263,000	258,003
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~	180,000	168,525
6.250% due 07/01/25 ~	900,000	930,348
8.125% due 07/01/27 ~	438,000	469,895
Carnival Corp.
4.000% due 08/01/28 ~	500,000	465,652
5.750% due 03/01/27 ~	837,000	799,335
6.000% due 05/01/29 ~	585,000	552,047
6.650% due 01/15/28	200,000	189,166
7.625% due 03/01/26 ~	420,000	423,234
9.875% due 08/01/27 ~	280,000	309,952
10.500% due 02/01/26 ~	250,000	278,401
Carvana Co.
4.875% due 09/01/29 ~	200,000	165,440
5.500% due 04/15/27 ~	89,000	79,558
5.625% due 10/01/25 ~	165,000	155,779
5.875% due 10/01/28 ~	125,000	111,463
CD&R Smokey Buyer, Inc. 6.750% due 07/15/25 ~	120,000	123,503
CDI Escrow Issuer, Inc. due 04/01/30 # ~	350,000	353,937
CEC Entertainment LLC 6.750% due 05/01/26 ~	88,000	85,232
Cedar Fair LP 5.250% due 07/15/29	55,000	54,263
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./ Millennium Op
5.375% due 04/15/27	80,000	79,359
5.500% due 05/01/25 ~	350,000	359,842
6.500% due 10/01/28	100,000	101,867
Century Communities, Inc.
3.875% due 08/15/29 ~	120,000	107,837
6.750% due 06/01/27	148,000	153,796

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Churchill Downs, Inc.
4.750% due 01/15/28 ~	$236,000	$229,364
5.500% due 04/01/27 ~	230,000	232,990
Cinemark USA, Inc.
5.250% due 07/15/28 ~	225,000	210,427
5.875% due 03/15/26 ~	200,000	194,234
8.750% due 05/01/25 ~	120,000	125,699
Clarios Global LP 6.750% due 05/15/25 ~	45,000	46,655
Clarios Global LP/Clarios US Finance Co.
6.250% due 05/15/26 ~	280,000	288,487
8.500% due 05/15/27 ~	562,000	583,834
Constellation Merger Sub, Inc. 8.500% due 09/15/25 ~	100,000	94,172
Cooper-Standard Automotive, Inc.
5.625% due 11/15/26 ~	100,000	53,122
13.000% due 06/01/24 ~	355,000	362,563
Crocs, Inc. 4.125% due 08/15/31 ~	150,000	127,022
CWT Travel Group, Inc. 8.500% due 11/19/26 ~	148,000	146,520
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	101,100
Dana, Inc.
4.250% due 09/01/30	100,000	91,650
4.500% due 02/15/32	300,000	268,881
5.375% due 11/15/27	188,000	187,074
5.625% due 06/15/28	100,000	101,174
Dave & Buster’s, Inc. 7.625% due 11/01/25 ~	140,000	147,485
Delta Air Lines, Inc.
2.900% due 10/28/24	225,000	220,296
3.750% due 10/28/29	175,000	160,140
3.800% due 04/19/23	150,000	151,097
4.375% due 04/19/28	150,000	144,116
7.375% due 01/15/26	90,000	97,839
Dornoch Debt Merger Sub, Inc. 6.625% due 10/15/29 ~	125,000	108,840
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	200,000	199,799
8.500% due 10/30/25 ~	200,000	205,075
Everi Holdings, Inc. 5.000% due 07/15/29 ~	50,000	47,429
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~	140,000	132,423
5.875% due 04/01/29 ~	240,000	221,993
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~	220,000	208,894
6.750% due 01/15/30 ~	593,000	546,292
FirstCash, Inc.
4.625% due 09/01/28 ~	150,000	139,754
5.625% due 01/01/30 ~	175,000	168,348
Foot Locker, Inc. 4.000% due 10/01/29 ~	125,000	109,620
Ford Motor Co.
3.250% due 02/12/32	1,015,000	908,232
4.346% due 12/08/26	300,000	302,152
4.750% due 01/15/43	700,000	637,038
Ford Motor Credit Co. LLC
2.300% due 02/10/25	220,000	209,074
2.700% due 08/10/26	780,000	726,383
2.900% due 02/16/28	357,000	323,405
2.900% due 02/10/29	325,000	289,939
3.096% due 05/04/23	200,000	200,000
3.370% due 11/17/23	200,000	199,920
3.375% due 11/13/25	700,000	684,971
3.625% due 06/17/31	240,000	217,202
3.664% due 09/08/24	225,000	222,659
3.810% due 01/09/24	381,000	381,004
3.815% due 11/02/27	400,000	379,694
4.000% due 11/13/30	200,000	188,658
4.063% due 11/01/24	200,000	199,640

	Principal Amount	Value
4.125% due 08/17/27	$200,000	$195,738
4.134% due 08/04/25	200,000	200,020
4.271% due 01/09/27	200,000	197,656
4.375% due 08/06/23	275,000	277,808
4.389% due 01/08/26	250,000	249,676
4.687% due 06/09/25	350,000	353,055
4.950% due 05/28/27	200,000	203,610
5.113% due 05/03/29	275,000	277,117
5.584% due 03/18/24	200,000	205,922
Forestar Group, Inc.
3.850% due 05/15/26 ~	105,000	98,046
5.000% due 03/01/28 ~	150,000	140,933
G-III Apparel Group Ltd. 7.875% due 08/15/25 ~	300,000	315,435
Gap, Inc.
3.625% due 10/01/29 ~	45,000	40,184
3.875% due 10/01/31 ~	145,000	126,592
GC EOS Buyer, Inc. 9.250% due 08/01/25 ~	400,000	420,076
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	200,000	189,417
Goodyear Tire & Rubber Co.
4.875% due 03/15/27	135,000	131,315
5.000% due 05/31/26	180,000	178,963
5.250% due 04/30/31	250,000	234,375
5.250% due 07/15/31 ~	85,000	78,707
5.625% due 04/30/33	200,000	184,344
9.500% due 05/31/25	145,000	153,744
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.000% due 08/15/28 ~	200,000	154,416
Group 1 Automotive, Inc. 4.000% due 08/15/28 ~	340,000	317,009
Guitar Center, Inc. 8.500% due 01/15/26 ~	200,000	204,390
GYP Holdings III Corp. 4.625% due 05/01/29 ~	50,000	46,361
H&E Equipment Services, Inc. 3.875% due 12/15/28 ~	360,000	337,948
Hanesbrands, Inc.
4.625% due 05/15/24 ~	161,000	163,682
4.875% due 05/15/26 ~	380,000	382,850
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.750% due 01/20/26 ~	350,000	350,661
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~	755,000	686,435
3.750% due 05/01/29 ~	190,000	178,719
4.000% due 05/01/31 ~	190,000	179,698
4.875% due 01/15/30	125,000	124,963
5.375% due 05/01/25 ~	50,000	51,220
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875% due 07/01/31 ~	175,000	162,886
5.000% due 06/01/29 ~	165,000	157,664
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	215,000	216,830
IAA, Inc. 5.500% due 06/15/27 ~	159,000	159,591
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	196,276
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	197,394
International Game Technology PLC
4.125% due 04/15/26 ~	200,000	197,843
6.500% due 02/15/25 ~	800,000	839,872
IRB Holding Corp. 7.000% due 06/15/25 ~	250,000	260,369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	$160,000	$161,003
Jaguar Land Rover Automotive PLC (United Kingdom)
5.500% due 07/15/29 ~	225,000	198,422
5.875% due 01/15/28 ~	200,000	184,000
7.750% due 10/15/25 ~	200,000	207,154
JB Poindexter & Co., Inc. 7.125% due 04/15/26 ~	119,000	121,132
KAR Auction Services, Inc. 5.125% due 06/01/25 ~	330,000	334,521
KB Home
4.000% due 06/15/31	100,000	90,696
4.800% due 11/15/29	75,000	72,537
6.875% due 06/15/27	75,000	80,343
7.625% due 05/15/23	215,000	221,450
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% due 06/01/27 ~	500,000	508,315
Kontoor Brands, Inc. 4.125% due 11/15/29 ~	200,000	183,227
LBM Acquisition LLC 6.250% due 01/15/29 ~	132,000	123,803
Levi Strauss & Co. 3.500% due 03/01/31 ~	105,000	96,377
LGI Homes, Inc. 4.000% due 07/15/29 ~	75,000	65,928
Life Time, Inc.
5.750% due 01/15/26 ~	340,000	340,134
8.000% due 04/15/26 ~	185,000	184,943
Lindblad Expeditions LLC 6.750% due 02/15/27 ~	270,000	271,015
Lions Gate Capital Holdings LLC 5.500% due 04/15/29 ~	195,000	188,181
Lithia Motors, Inc.
3.875% due 06/01/29 ~	90,000	85,206
4.375% due 01/15/31 ~	150,000	145,239
4.625% due 12/15/27 ~	150,000	149,069
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~	160,000	150,781
4.750% due 10/15/27 ~	460,000	449,314
4.875% due 11/01/24 ~	50,000	50,287
5.625% due 03/15/26 ~	81,000	82,615
6.500% due 05/15/27 ~	225,000	239,866
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.750% due 02/15/26 ~	348,000	334,880
M/I Homes, Inc. 4.950% due 02/01/28	150,000	141,679
Macy’s Retail Holdings LLC
2.875% due 02/15/23	66,000	66,639
3.625% due 06/01/24	66,000	67,559
4.300% due 02/15/43	300,000	225,753
4.500% due 12/15/34	225,000	192,258
5.875% due 04/01/29 ~	100,000	99,885
5.875% due 03/15/30 ~	60,000	59,260
6.125% due 03/15/32 ~	60,000	59,330
Magic Mergeco, Inc. 7.875% due 05/01/29 ~	415,000	355,860
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	200,000	177,390
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	135,000	127,490
4.750% due 01/15/28	150,000	144,674
6.125% due 09/15/25 ~	32,000	32,840
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~	170,000	159,996
5.250% due 12/15/27 ~	82,000	81,114
Mattel, Inc.
3.150% due 03/15/23	395,000	395,000
3.375% due 04/01/26 ~	65,000	63,753
3.750% due 04/01/29 ~	110,000	105,997

	Principal Amount	Value
5.875% due 12/15/27 ~	$116,000	$121,540
6.200% due 10/01/40	134,000	154,431
Melco Resorts Finance Ltd. (Hong Kong)
4.875% due 06/06/25 ~	285,000	261,490
5.375% due 12/04/29 ~	200,000	170,500
5.625% due 07/17/27 ~	200,000	181,042
5.750% due 07/21/28 ~	400,000	354,200
Meritage Homes Corp.
3.875% due 04/15/29 ~	150,000	143,190
5.125% due 06/06/27	200,000	202,400
Meritor, Inc. 6.250% due 06/01/25 ~	175,000	180,922
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~	200,000	176,346
5.375% due 05/15/24 ~	500,000	469,557
5.875% due 05/15/26 ~	200,000	182,566
MGM Resorts International
4.625% due 09/01/26	115,000	113,427
4.750% due 10/15/28	110,000	106,581
5.750% due 06/15/25	230,000	236,108
6.000% due 03/15/23	500,000	511,932
6.750% due 05/01/25	230,000	237,672
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	259,000	239,288
Mohegan Gaming & Entertainment 8.000% due 02/01/26 ~	360,000	358,186
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	188,878
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~	85,000	77,740
4.750% due 09/15/29	99,000	98,375
5.625% due 05/01/27	100,000	101,789
NCL Corp. Ltd.
3.625% due 12/15/24 ~	193,000	182,255
5.875% due 03/15/26 ~	260,000	247,346
5.875% due 02/15/27 ~	390,000	384,647
7.750% due 02/15/29 ~	100,000	100,831
NCL Finance Ltd. 6.125% due 03/15/28 ~	125,000	116,172
New Home Co., Inc. 7.250% due 10/15/25 ~	200,000	194,076
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	125,000	115,588
3.875% due 01/15/28 ~	248,000	235,446
4.000% due 10/15/30 ~	658,000	594,431
4.375% due 01/15/28 ~	214,000	205,818
5.750% due 04/15/25 ~	50,000	51,504
Newell Brands, Inc.
4.100% due 04/01/23	192,000	194,100
4.450% due 04/01/26	685,000	690,141
4.875% due 06/01/25	165,000	170,506
5.625% due 04/01/36	130,000	133,834
5.750% due 04/01/46	200,000	209,407
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	125,000	128,544
Nordstrom, Inc.
4.375% due 04/01/30	300,000	280,785
5.000% due 01/15/44	200,000	179,500
Papa John’s International, Inc. 3.875% due 09/15/29 ~	250,000	229,740
Park River Holdings, Inc. 5.625% due 02/01/29 ~	300,000	242,901
Party City Holdings, Inc. 8.750% due 02/15/26 ~	300,000	286,500
Patrick Industries, Inc. 7.500% due 10/15/27 ~	100,000	102,520

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.500% due 11/15/27 ~	$150,000	$166,162
Penn National Gaming, Inc.
4.125% due 07/01/29 ~	200,000	179,260
5.625% due 01/15/27 ~	100,000	99,287
Penske Automotive Group, Inc.
3.500% due 09/01/25	139,000	138,174
3.750% due 06/15/29	125,000	111,963
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~	280,000	270,964
7.750% due 02/15/29 ~	200,000	206,744
Picasso Finance Sub, Inc. 6.125% due 06/15/25 ~	105,000	106,888
PM General Purchaser LLC 9.500% due 10/01/28 ~	330,000	324,908
Powdr Corp. 6.000% due 08/01/25 ~	113,000	116,012
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625% due 09/01/29 ~	200,000	172,296
5.875% due 09/01/31 ~	250,000	213,894
QVC, Inc.
4.375% due 03/15/23	150,000	150,989
4.450% due 02/15/25	125,000	125,253
4.750% due 02/15/27	175,000	167,878
4.850% due 04/01/24	100,000	102,435
5.450% due 08/15/34	300,000	251,853
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/29 ~	40,000	36,524
Resideo Funding, Inc. 4.000% due 09/01/29 ~	100,000	91,193
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625% due 04/16/29 ~	400,000	362,300
Ritchie Bros Holdings, Inc. 4.750% due 12/15/31 ~	67,000	65,434
Rite Aid Corp.
7.500% due 07/01/25 ~	330,000	308,345
8.000% due 11/15/26 ~	248,000	228,625
Royal Caribbean Cruises Ltd.
3.700% due 03/15/28	175,000	156,363
4.250% due 07/01/26 ~	150,000	139,796
5.375% due 07/15/27 ~	266,000	255,960
5.500% due 08/31/26 ~	305,000	296,831
5.500% due 04/01/28 ~	450,000	429,599
9.125% due 06/15/23 ~	182,000	189,720
10.875% due 06/01/23 ~	300,000	319,546
11.500% due 06/01/25 ~	334,000	367,373
Sally Holdings LLC/Sally Capital, Inc. 5.625% due 12/01/25	265,000	268,809
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 6.625% due 03/01/30 ~	200,000	197,400
Scientific Games International, Inc.
5.000% due 10/15/25 ~	155,000	158,875
7.000% due 05/15/28 ~	224,000	232,568
7.250% due 11/15/29 ~	156,000	163,745
8.250% due 03/15/26 ~	600,000	624,750
8.625% due 07/01/25 ~	90,000	94,770
Scotts Miracle-Gro Co.
4.000% due 04/01/31	125,000	109,223
4.375% due 02/01/32	150,000	133,106
4.500% due 10/15/29	200,000	187,825
5.250% due 12/15/26	100,000	101,759
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	112,000	107,050
Shea Homes LP/Shea Homes Funding Corp.
4.750% due 02/15/28 ~	200,000	188,567
4.750% due 04/01/29 ~	150,000	140,550

	Principal Amount	Value
Six Flags Entertainment Corp.
4.875% due 07/31/24 ~	$400,000	$400,480
5.500% due 04/15/27 ~	100,000	100,004
Six Flags Theme Parks, Inc. 7.000% due 07/01/25 ~	235,000	245,651
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.500% due 11/28/25 ~	50,000	46,319
Sonic Automotive, Inc.
4.625% due 11/15/29 ~	95,000	85,619
4.875% due 11/15/31 ~	90,000	80,037
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375% due 09/30/26 ~	90,000	91,652
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	230,000	245,350
SRS Distribution, Inc.
4.625% due 07/01/28 ~	81,000	77,535
6.000% due 12/01/29 ~	310,000	287,362
6.125% due 07/01/29 ~	133,000	122,854
Staples, Inc.
7.500% due 04/15/26 ~	600,000	583,320
10.750% due 04/15/27 ~	297,000	264,637
Station Casinos LLC
4.500% due 02/15/28 ~	190,000	180,540
4.625% due 12/01/31 ~	86,000	78,821
Studio City Co. Ltd. (Macau) 7.000% due 02/15/27 ~	200,000	195,621
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~	340,000	259,342
6.000% due 07/15/25 ~	200,000	183,223
6.500% due 01/15/28 ~	200,000	173,382
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% due 06/01/31 ~	83,000	77,925
5.875% due 03/01/27	300,000	304,531
Superior Plus LP/Superior General Partner, Inc. (Canada) 4.500% due 03/15/29 ~	100,000	94,082
SWF Escrow Issuer Corp. 6.500% due 10/01/29 ~	208,000	180,176
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~	145,000	141,950
5.750% due 01/15/28 ~	100,000	103,217
5.875% due 06/15/27 ~	144,000	150,063
6.625% due 07/15/27 ~	100,000	102,879
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625% due 03/01/24 ~	100,000	103,024
5.875% due 04/15/23 ~	250,000	253,750
Tempur Sealy International, Inc.
3.875% due 10/15/31 ~	188,000	161,488
4.000% due 04/15/29 ~	150,000	136,553
Tenneco, Inc.
5.000% due 07/15/26	180,000	177,328
5.125% due 04/15/29 ~	395,000	393,112
5.375% due 12/15/24	25,000	24,668
7.875% due 01/15/29 ~	15,000	15,825
Thor Industries, Inc. 4.000% due 10/15/29 ~	110,000	96,707
Titan International, Inc. 7.000% due 04/30/28	200,000	200,852
TKC Holdings, Inc.
6.875% due 05/15/28 ~	200,000	194,739
10.500% due 05/15/29 ~	100,000	102,166
Travel & Leisure Co.
4.500% due 12/01/29 ~	163,000	151,473
4.625% due 03/01/30 ~	150,000	139,785
5.650% due 04/01/24	300,000	311,089
6.000% due 04/01/27	150,000	155,063
6.625% due 07/31/26 ~	217,000	226,564

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.875% due 06/15/24	$200,000	$208,002
Tri Pointe Homes, Inc.
5.250% due 06/01/27	100,000	99,506
5.700% due 06/15/28	150,000	149,925
Under Armour, Inc. 3.250% due 06/15/26	200,000	193,843
United Airlines Holdings, Inc. 4.875% due 01/15/25	150,000	149,569
United Airlines, Inc.
4.375% due 04/15/26 ~	346,000	340,810
4.625% due 04/15/29 ~	753,000	717,025
Univar Solutions USA, Inc. 5.125% due 12/01/27 ~	204,000	204,194
Universal Entertainment Corp. (Japan) 8.500% due 12/11/24 ~	200,000	205,320
US Airways Pass-Through Trust Class A 3.950% due 05/15/27	101,922	97,510
Vail Resorts, Inc. 6.250% due 05/15/25 ~	235,000	243,123
Victoria’s Secret & Co. 4.625% due 07/15/29 ~	188,000	169,552
Viking Cruises Ltd.
5.875% due 09/15/27 ~	200,000	182,682
7.000% due 02/15/29 ~	190,000	175,169
13.000% due 05/15/25 ~	50,000	55,651
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	300,000	274,406
Vista Outdoor, Inc. 4.500% due 03/15/29 ~	300,000	276,579
VOC Escrow Ltd. 5.000% due 02/15/28 ~	160,000	149,142
Wabash National Corp. 4.500% due 10/15/28 ~	200,000	180,250
Wheel Pros, Inc. 6.500% due 05/15/29 ~	100,000	87,818
White Cap Buyer LLC 6.875% due 10/15/28 ~	170,000	161,295
William Carter Co.
5.500% due 05/15/25 ~	155,000	159,907
5.625% due 03/15/27 ~	214,000	217,428
Williams Scotsman International, Inc. 4.625% due 08/15/28 ~	100,000	97,614
Winnebago Industries, Inc. 6.250% due 07/15/28 ~	200,000	202,498
WMG Acquisition Corp.
3.000% due 02/15/31 ~	221,000	198,120
3.875% due 07/15/30 ~	200,000	190,905
Wolverine Escrow LLC
8.500% due 11/15/24 ~	225,000	151,126
13.125% due 11/15/27 ~	262,000	106,110
Wolverine World Wide, Inc. 4.000% due 08/15/29 ~	185,000	164,520
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/28 ~	106,000	102,147
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.250% due 05/30/23 ~	150,000	149,830
5.500% due 03/01/25 ~	700,000	700,980
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	390,000	331,287
5.500% due 10/01/27 ~	400,000	346,778
5.625% due 08/26/28 ~	300,000	261,189
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/29 ~	210,000	198,009
7.750% due 04/15/25 ~	70,000	72,761
Yum! Brands, Inc.
due 04/01/32 #	196,000	196,735
3.625% due 03/15/31	225,000	205,523
4.625% due 01/31/32	515,000	499,032

	Principal Amount	Value
5.350% due 11/01/43	$100,000	$97,817
6.875% due 11/15/37	100,000	111,800
7.750% due 04/01/25 ~	50,000	51,938
ZF North America Capital, Inc. (Germany) 4.750% due 04/29/25 ~	150,000	150,720

		86,286,941

Consumer, Non-Cyclical - 15.7%
180 Medical, Inc. 3.875% due 10/15/29 ~	200,000	189,416
Acadia Healthcare Co., Inc. 5.000% due 04/15/29 ~	225,000	222,398
ACCO Brands Corp. 4.250% due 03/15/29 ~	215,000	198,929
AdaptHealth LLC
4.625% due 08/01/29 ~	190,000	173,739
5.125% due 03/01/30 ~	177,000	164,733
ADT Security Corp.
4.125% due 08/01/29 ~	165,000	153,458
4.875% due 07/15/32 ~	200,000	184,408
Adtalem Global Education, Inc. 5.500% due 03/01/28 ~	250,000	242,384
Ahern Rentals, Inc. 7.375% due 05/15/23 ~	175,000	163,187
AHP Health Partners, Inc. 5.750% due 07/15/29 ~	150,000	139,787
Air Methods Corp. 8.000% due 05/15/25 ~	130,000	112,609
Akumin Escrow, Inc. 7.500% due 08/01/28 ~	100,000	79,704
Akumin, Inc. 7.000% due 11/01/25 ~	100,000	83,114
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~	603,000	570,860
3.500% due 03/15/29 ~	263,000	237,673
4.625% due 01/15/27 ~	375,000	363,165
4.875% due 02/15/30 ~	378,000	368,786
5.875% due 02/15/28 ~	177,000	176,726
7.500% due 03/15/26 ~	125,000	132,226
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg) 6.125% due 10/15/26 ~	400,000	386,668
Allied Universal Holdco LLC/Allied Universal Finance Corp.
4.625% due 06/01/28 ~	172,000	161,001
6.000% due 06/01/29 ~	392,000	346,332
6.625% due 07/15/26 ~	322,000	326,250
9.750% due 07/15/27 ~	297,000	307,336
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	266,000	251,699
Alta Equipment Group, Inc. 5.625% due 04/15/26 ~	100,000	95,209
AMN Healthcare, Inc.
4.000% due 04/15/29 ~	150,000	139,222
4.625% due 10/01/27 ~	217,000	211,402
APi Group DE, Inc. 4.125% due 07/15/29 ~	150,000	138,518
Aptim Corp. 7.750% due 06/15/25 ~	150,000	120,000
APX Group, Inc.
5.750% due 07/15/29 ~	225,000	205,734
6.750% due 02/15/27 ~	200,000	204,804
ASGN, Inc. 4.625% due 05/15/28 ~	79,000	77,157
Avantor Funding, Inc.
3.875% due 11/01/29 ~	500,000	470,665
4.625% due 07/15/28 ~	150,000	148,543
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/28 ~	125,000	120,057

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
5.375% due 03/01/29 ~	$145,000	$143,022
5.750% due 07/15/27 ~	125,000	125,025
Avon Products, Inc. (United Kingdom) 6.500% due 03/15/23	500,000	505,100
B&G Foods, Inc.
5.250% due 04/01/25	408,000	399,599
5.250% due 09/15/27	107,000	102,395
Bausch Health Americas, Inc.
8.500% due 01/31/27 ~	145,000	144,753
9.250% due 04/01/26 ~	385,000	394,714
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	410,000	393,131
5.000% due 01/30/28 ~	240,000	198,071
5.000% due 02/15/29 ~	150,000	117,035
5.250% due 01/30/30 ~	1,000,000	787,145
5.500% due 11/01/25 ~	346,000	343,381
5.750% due 08/15/27 ~	140,000	138,208
6.125% due 04/15/25 ~	652,000	658,112
6.125% due 02/01/27 ~	85,000	85,641
6.250% due 02/15/29 ~	450,000	369,722
7.000% due 01/15/28 ~	388,000	347,987
7.250% due 05/30/29 ~	98,000	83,770
9.000% due 12/15/25 ~	539,000	558,997
BellRing Brands, Inc. 7.000% due 03/15/30 ~	250,000	255,625
Block, Inc.
2.750% due 06/01/26 ~	200,000	189,280
3.500% due 06/01/31 ~	83,000	76,084
Brink’s Co.
4.625% due 10/15/27 ~	197,000	191,979
5.500% due 07/15/25 ~	150,000	151,369
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	259,444
Cano Health LLC 6.250% due 10/01/28 ~	125,000	120,238
Carriage Services, Inc. 4.250% due 05/15/29 ~	200,000	186,657
Catalent Pharma Solutions, Inc.
3.125% due 02/15/29 ~	116,000	105,666
3.500% due 04/01/30 ~	125,000	114,317
5.000% due 07/15/27 ~	115,000	116,487
Centene Corp.
2.450% due 07/15/28	255,000	233,331
2.500% due 03/01/31	1,255,000	1,109,633
2.625% due 08/01/31	185,000	164,950
3.000% due 10/15/30	305,000	280,603
3.375% due 02/15/30	696,000	656,119
4.250% due 12/15/27	365,000	366,745
4.625% due 12/15/29	1,106,000	1,116,883
Central Garden & Pet Co.
4.125% due 10/15/30	335,000	302,895
5.125% due 02/01/28	100,000	99,469
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	133,000	125,710
4.000% due 03/15/31 ~	200,000	188,149
4.250% due 05/01/28 ~	192,000	188,081
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	350,000	323,528
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	115,000	108,835
5.250% due 05/15/30 ~	695,000	668,069
5.625% due 03/15/27 ~	605,000	616,925
6.000% due 01/15/29 ~	300,000	303,660
6.125% due 04/01/30 ~	294,000	274,146
6.875% due 04/01/28 ~	250,000	227,250
6.875% due 04/15/29 ~	275,000	270,567
8.000% due 03/15/26 ~	600,000	625,551
8.000% due 12/15/27 ~	189,000	200,756
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	287,790
CoreCivic, Inc.
4.750% due 10/15/27	60,000	52,407
8.250% due 04/15/26	135,000	139,286

	Principal Amount	Value
CoreLogic, Inc. 4.500% due 05/01/28 ~	$167,000	$157,799
Coty, Inc.
5.000% due 04/15/26 ~	188,000	183,410
6.500% due 04/15/26 ~	75,000	74,685
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.750% due 01/15/29 ~	180,000	168,304
CPI CG, Inc. 8.625% due 03/15/26 ~	75,000	73,085
Darling Ingredients, Inc. 5.250% due 04/15/27 ~	99,000	101,100
DaVita, Inc.
3.750% due 02/15/31 ~	454,000	397,806
4.625% due 06/01/30 ~	400,000	374,080
Del Monte Foods, Inc. 11.875% due 05/15/25 ~	210,000	230,493
Deluxe Corp. 8.000% due 06/01/29 ~	70,000	71,190
Edgewell Personal Care Co.
4.125% due 04/01/29 ~	125,000	115,170
5.500% due 06/01/28 ~	100,000	99,662
Elanco Animal Health, Inc.
5.772% due 08/28/23	395,000	408,460
6.400% due 08/28/28	130,000	140,078
Embecta Corp.
due 02/15/30 # ~	100,000	100,443
5.000% due 02/15/30 ~	80,000	75,550
Emergent BioSolutions, Inc. 3.875% due 08/15/28 ~	150,000	134,840
Encompass Health Corp.
4.500% due 02/01/28	149,000	146,296
4.750% due 02/01/30	156,000	150,020
5.750% due 09/15/25	100,000	101,877
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000% due 06/30/28 ~	366,000	208,162
9.500% due 07/31/27 ~	675,000	592,987
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125% due 04/01/29 ~	400,000	365,482
Envision Healthcare Corp. 8.750% due 10/15/26 ~	200,000	96,713
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg) 5.625% due 08/15/26 ~	100,000	98,935
Fresh Market, Inc. 9.750% due 05/01/23 ~	200,000	196,500
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~	150,000	135,033
9.500% due 11/01/27 ~	78,000	80,083
Gartner, Inc.
3.625% due 06/15/29 ~	120,000	112,667
3.750% due 10/01/30 ~	397,000	373,309
4.500% due 07/01/28 ~	169,000	168,561
Global Medical Response, Inc. 6.500% due 10/01/25 ~	150,000	149,106
Graham Holdings Co. 5.750% due 06/01/26 ~	100,000	102,893
Grifols Escrow Issuer SA (Spain) 4.750% due 10/15/28 ~	200,000	188,521
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500% due 06/01/26 ~	100,000	96,259
HCA, Inc.
3.500% due 09/01/30	650,000	629,092
5.375% due 02/01/25	500,000	520,872
5.375% due 09/01/26	300,000	315,300
5.625% due 09/01/28	425,000	460,162
5.875% due 05/01/23	350,000	362,210
5.875% due 02/15/26	400,000	425,876
5.875% due 02/01/29	275,000	301,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
7.050% due 12/01/27	$170,000	$192,263
7.690% due 06/15/25	150,000	166,057
8.360% due 04/15/24	100,000	108,972
HealthEquity, Inc. 4.500% due 10/01/29 ~	95,000	90,131
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% due 09/01/25 ~	170,000	174,536
Herc Holdings, Inc. 5.500% due 07/15/27 ~	330,000	335,026
Hertz Corp.
4.625% due 12/01/26 ~	80,000	74,818
5.000% due 12/01/29 ~	130,000	117,818
HLF Financing SARL LLC/Herbalife International, Inc. 4.875% due 06/01/29 ~	200,000	175,677
Hologic, Inc.
3.250% due 02/15/29 ~	209,000	195,422
4.625% due 02/01/28 ~	191,000	193,589
Horizon Therapeutics USA, Inc. 5.500% due 08/01/27 ~	200,000	205,366
Ingles Markets, Inc. 4.000% due 06/15/31 ~	75,000	70,930
IQVIA, Inc.
5.000% due 10/15/26 ~	300,000	305,601
5.000% due 05/15/27 ~	200,000	202,452
Jazz Securities DAC 4.375% due 01/15/29 ~	200,000	194,019
Korn Ferry 4.625% due 12/15/27 ~	150,000	146,620
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada) 5.000% due 12/31/26 ~	275,000	254,251
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~	190,000	177,745
4.375% due 01/31/32 ~	185,000	173,127
4.875% due 05/15/28 ~	83,000	83,170
Land O’Lakes Capital Trust I 7.450% due 03/15/28 ~	43,000	48,472
Lannett Co., Inc. 7.750% due 04/15/26 ~	150,000	82,125
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	230,000	222,686
6.750% due 04/15/25 ~	180,000	186,318
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.000% due 02/01/26 ~	210,000	201,869
LifePoint Health, Inc. 5.375% due 01/15/29 ~	65,000	61,548
MEDNAX, Inc. 5.375% due 02/15/30 ~	250,000	241,714
Metis Merger Sub LLC 6.500% due 05/15/29 ~	100,000	94,311
ModivCare Escrow Issuer, Inc. 5.000% due 10/01/29 ~	105,000	98,081
ModivCare, Inc. 5.875% due 11/15/25 ~	72,000	72,788
Molina Healthcare, Inc.
3.875% due 11/15/30 ~	120,000	115,442
3.875% due 05/15/32 ~	345,000	328,828
4.375% due 06/15/28 ~	150,000	148,610
MoneyGram International, Inc. 5.375% due 08/01/26 ~	55,000	57,324
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 ~	905,000	838,279
5.250% due 10/01/29 ~	688,000	640,494
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	290,000	278,600
5.750% due 11/01/28 ~	380,000	343,820
Nathan’s Famous, Inc. 6.625% due 11/01/25 ~	18,000	17,988
NESCO Holdings II, Inc. 5.500% due 04/15/29 ~	300,000	295,122

	Principal Amount	Value
Nielsen Co. Luxembourg SARL 5.000% due 02/01/25 ~	$200,000	$201,281
Nielsen Finance LLC/Nielsen Finance Co.
4.500% due 07/15/29 ~	134,000	133,960
4.750% due 07/15/31 ~	333,000	333,321
5.625% due 10/01/28 ~	220,000	221,826
5.875% due 10/01/30 ~	100,000	100,355
Option Care Health, Inc. 4.375% due 10/31/29 ~	63,000	59,178
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% due 04/30/28 ~	504,000	480,816
5.125% due 04/30/31 ~	500,000	483,175
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.375% due 06/01/25 ~	315,000	324,927
Owens & Minor, Inc.
4.500% due 03/31/29 ~	80,000	76,494
6.625% due 04/01/30 ~	139,000	143,231
P&L Development LLC/PLD Finance Corp. 7.750% due 11/15/25 ~	150,000	138,459
Par Pharmaceutical, Inc. 7.500% due 04/01/27 ~	319,000	298,208
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.000% due 06/15/29 ~	200,000	170,378
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	306,000	295,887
Performance Food Group, Inc.
4.250% due 08/01/29 ~	208,000	189,800
5.500% due 10/15/27 ~	295,000	293,942
Perrigo Finance Unlimited Co.
3.900% due 12/15/24	200,000	201,035
4.375% due 03/15/26	205,000	204,334
4.900% due 12/15/44	200,000	170,131
Pilgrim’s Pride Corp.
3.500% due 03/01/32 ~	300,000	262,560
4.250% due 04/15/31 ~	325,000	301,317
5.875% due 09/30/27 ~	152,000	153,664
Post Holdings, Inc.
4.500% due 09/15/31 ~	500,000	443,745
4.625% due 04/15/30 ~	314,000	283,259
5.500% due 12/15/29 ~	425,000	409,585
5.625% due 01/15/28 ~	108,000	106,185
5.750% due 03/01/27 ~	72,000	72,448
Prestige Brands, Inc.
3.750% due 04/01/31 ~	250,000	223,617
5.125% due 01/15/28 ~	133,000	132,280
Prime Healthcare Services, Inc. 7.250% due 11/01/25 ~	166,000	170,357
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/27 ~	170,000	155,753
5.250% due 04/15/24 ~	197,000	201,998
5.750% due 04/15/26 ~	246,000	251,240
6.250% due 01/15/28 ~	385,000	377,385
Primo Water Holdings, Inc. (Canada) 4.375% due 04/30/29 ~	188,000	170,402
Radiology Partners, Inc. 9.250% due 02/01/28 ~	55,000	55,109
RCN Corp. 11.625% due 04/15/23 * Y Ω	9,000	830
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	500,000	523,595
Rent-A-Center, Inc. 6.375% due 02/15/29 ~	180,000	164,937
Revlon Consumer Products Corp. 6.250% due 08/01/24	150,000	67,313
Ritchie Bros Auctioneers, Inc. (Canada) 5.375% due 01/15/25 ~	220,000	222,482
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	300,000	293,472

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
RR Donnelley & Sons Co. 6.125% due 11/01/26 ~	$520,000	$533,650
Sabre GLBL, Inc.
7.375% due 09/01/25 ~	518,000	541,758
9.250% due 04/15/25 ~	50,000	55,515
Safeway, Inc. 7.250% due 02/01/31	150,000	164,625
SEG Holding LLC/SEG Finance Corp. 5.625% due 10/15/28 ~	200,000	200,220
Select Medical Corp. 6.250% due 08/15/26 ~	424,000	439,421
Service Corp. International
3.375% due 08/15/30	426,000	384,652
4.000% due 05/15/31	132,000	123,099
4.625% due 12/15/27	53,000	53,546
5.125% due 06/01/29	206,000	209,996
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625% due 11/01/26 ~	300,000	292,095
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	150,000	124,666
Signal Parent, Inc. 6.125% due 04/01/29 ~	250,000	204,230
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/29 ~	245,000	230,006
Sotheby’s 7.375% due 10/15/27 ~	200,000	205,149
Sotheby’s/Bidfair Holdings, Inc. 5.875% due 06/01/29 ~	150,000	145,402
Spectrum Brands, Inc.
3.875% due 03/15/31 ~	150,000	132,593
5.000% due 10/01/29 ~	86,000	81,069
StoneMor, Inc. 8.500% due 05/15/29 ~	67,000	66,462
Surgery Center Holdings, Inc. 10.000% due 04/15/27 ~	290,000	304,964
Syneos Health, Inc. 3.625% due 01/15/29 ~	150,000	138,844
Team Health Holdings, Inc. 6.375% due 02/01/25 ~	200,000	179,831
Teleflex, Inc.
4.250% due 06/01/28 ~	95,000	92,685
4.625% due 11/15/27	156,000	158,320
Tenet Healthcare Corp.
4.250% due 06/01/29 ~	500,000	480,030
4.375% due 01/15/30 ~	536,000	515,211
4.625% due 07/15/24	243,000	244,396
4.625% due 09/01/24 ~	87,000	87,740
4.875% due 01/01/26 ~	545,000	550,428
5.125% due 11/01/27 ~	526,000	529,156
6.125% due 10/01/28 ~	655,000	666,368
6.250% due 02/01/27 ~	530,000	544,681
6.750% due 06/15/23	378,000	394,148
TreeHouse Foods, Inc. 4.000% due 09/01/28	115,000	97,497
TriNet Group, Inc. 3.500% due 03/01/29 ~	115,000	105,887
Triton Water Holdings, Inc. 6.250% due 04/01/29 ~	155,000	132,472
Turning Point Brands, Inc. 5.625% due 02/15/26 ~	100,000	97,116
United Natural Foods, Inc. 6.750% due 10/15/28 ~	65,000	66,702
United Rentals North America, Inc.
3.750% due 01/15/32	228,000	213,010
3.875% due 02/15/31	500,000	472,040
4.000% due 07/15/30	125,000	119,771
4.875% due 01/15/28	315,000	320,323
5.250% due 01/15/30	142,000	146,697
5.500% due 05/15/27	260,000	269,220

	Principal Amount	Value
US Acute Care Solutions LLC 6.375% due 03/01/26 ~	$294,000	$290,665
US Foods, Inc.
4.750% due 02/15/29 ~	65,000	62,079
6.250% due 04/15/25 ~	120,000	123,154
US Renal Care, Inc. 10.625% due 07/15/27 ~	175,000	166,967
Vector Group Ltd.
5.750% due 02/01/29 ~	100,000	91,289
10.500% due 11/01/26 ~	223,000	228,461
Verscend Escrow Corp. 9.750% due 08/15/26 ~	325,000	338,372
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/26 ~	255,000	256,054
WW International, Inc. 4.500% due 04/15/29 ~	135,000	109,575
ZipRecruiter, Inc. 5.000% due 01/15/30 ~	100,000	97,766

		64,002,690

Diversified - 0.1%
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	99,994
Stena International SA (Sweden)
5.750% due 03/01/24 ~	200,000	198,743
6.125% due 02/01/25 ~	146,000	146,607

		445,344

Energy - 12.6%
Aethon United BR LP/Aethon United Finance Corp. 8.250% due 02/15/26 ~	340,000	353,401
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% due 05/01/25 ~	100,000	99,875
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375% due 06/15/29 ~	135,000	135,099
5.750% due 03/01/27 ~	200,000	204,004
5.750% due 01/15/28 ~	197,000	201,528
Antero Resources Corp.
5.375% due 03/01/30 ~	90,000	92,048
7.625% due 02/01/29 ~	125,000	135,358
8.375% due 07/15/26 ~	68,000	75,053
Apache Corp.
4.250% due 01/15/30	250,000	252,502
4.750% due 04/15/43	500,000	473,575
4.875% due 11/15/27	215,000	220,789
5.100% due 09/01/40	712,000	718,753
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/28 ~	180,000	177,750
6.875% due 04/01/27 ~	156,000	157,936
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/29 ~	115,000	113,852
7.000% due 11/01/26 ~	80,000	82,175
8.250% due 12/31/28 ~	165,000	173,507
9.000% due 11/01/27 ~	175,000	239,934
Athabasca Oil Corp. (Canada) 9.750% due 11/01/26 ~	250,000	266,537
Baytex Energy Corp. (Canada)
5.625% due 06/01/24 ~	84,000	84,153
8.750% due 04/01/27 ~	185,000	198,654
Berry Petroleum Co. LLC 7.000% due 02/15/26 ~	200,000	197,706
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.625% due 07/15/26 ~	50,000	50,849
7.625% due 12/15/25 ~	245,000	256,639

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Bristow Group, Inc. 6.875% due 03/01/28 ~	$150,000	$152,077
Buckeye Partners LP
3.950% due 12/01/26	175,000	171,380
4.125% due 03/01/25 ~	127,000	125,413
4.150% due 07/01/23	298,000	299,398
4.500% due 03/01/28 ~	105,000	100,800
5.850% due 11/15/43	250,000	213,617
6.375% due 01/22/78	200,000	166,308
California Resources Corp. 7.125% due 02/01/26 ~	55,000	57,295
Callon Petroleum Co.
6.125% due 10/01/24	200,000	199,279
8.000% due 08/01/28 ~	140,000	147,824
Calumet Specialty Products Partners LP/ Calumet Finance Corp.
8.125% due 01/15/27 ~	120,000	111,740
9.250% due 07/15/24 ~	162,000	174,113
11.000% due 04/15/25 ~	133,000	138,147
CGG SA (France) 8.750% due 04/01/27 ~	500,000	503,650
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	165,000	150,298
4.000% due 03/01/31	361,000	350,511
4.500% due 10/01/29	494,000	497,055
Cheniere Energy, Inc. 4.625% due 10/15/28	365,000	366,688
Chesapeake Energy Corp.
5.500% due 02/01/26 ~	110,000	112,805
5.875% due 02/01/29 ~	185,000	191,283
6.750% due 04/15/29 ~	300,000	318,183
Civitas Resources, Inc. 5.000% due 10/15/26 ~	60,000	59,551
CNX Midstream Partners LP 4.750% due 04/15/30 ~	40,000	37,504
CNX Resources Corp.
6.000% due 01/15/29 ~	250,000	252,826
7.250% due 03/14/27 ~	250,000	264,921
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	165,000	170,399
Comstock Resources, Inc.
5.875% due 01/15/30 ~	324,000	319,626
6.750% due 03/01/29 ~	135,000	139,439
7.500% due 05/15/25 ~	231,000	234,997
Coronado Finance Pty. Ltd. (Australia) 10.750% due 05/15/26 ~	135,000	145,442
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	450,000	442,687
Crescent Energy Finance LLC 7.250% due 05/01/26 ~	235,000	236,476
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
5.625% due 05/01/27 ~	140,000	139,009
5.750% due 04/01/25	85,000	85,511
6.000% due 02/01/29 ~	105,000	104,825
8.000% due 04/01/29 ~	150,000	160,312
CrownRock LP/CrownRock Finance, Inc.
5.000% due 05/01/29 ~	25,000	25,053
5.625% due 10/15/25 ~	344,000	350,983
CSI Compressco LP/CSI Compressco Finance, Inc. 7.500% due 04/01/25 ~	200,000	197,722
CVR Energy, Inc.
5.250% due 02/15/25 ~	210,000	204,201
5.750% due 02/15/28 ~	125,000	118,794
DCP Midstream Operating LP
3.250% due 02/15/32	150,000	135,302
3.875% due 03/15/23	150,000	150,192
5.125% due 05/15/29	74,000	76,257
5.375% due 07/15/25	200,000	206,502
5.600% due 04/01/44	100,000	105,288

	Principal Amount	Value
5.625% due 07/15/27	$235,000	$246,848
5.850% due 05/21/43 ~	100,000	93,250
6.450% due 11/03/36 ~	200,000	230,876
6.750% due 09/15/37 ~	100,000	117,756
DT Midstream, Inc.
4.125% due 06/15/29 ~	95,000	91,228
4.375% due 06/15/31 ~	200,000	191,842
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/28 ~	125,000	128,862
Endeavor Energy Resources LP/EER Finance, Inc.
5.750% due 01/30/28 ~	339,000	350,823
6.625% due 07/15/25 ~	130,000	135,089
Energy Ventures Gom LLC/EnVen Finance Corp. 11.750% due 04/15/26 ~	95,000	97,725
EnLink Midstream LLC
5.375% due 06/01/29	164,000	163,872
5.625% due 01/15/28 ~	75,000	76,605
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	299,460
5.050% due 04/01/45	200,000	162,563
5.450% due 06/01/47	125,000	105,565
Ensign Drilling, Inc. (Canada) 9.250% due 04/15/24 ~	95,000	93,950
Enviva Partners LP/Enviva Partners Finance Corp. 6.500% due 01/15/26 ~	260,000	267,747
EQM Midstream Partners LP
4.000% due 08/01/24	113,000	111,950
4.500% due 01/15/29 ~	145,000	135,872
4.750% due 07/15/23	36,000	36,325
4.750% due 01/15/31 ~	145,000	135,794
6.000% due 07/01/25 ~	600,000	613,020
6.500% due 07/01/27 ~	140,000	146,453
6.500% due 07/15/48	250,000	241,716
Exterran Energy Solutions LP/EES Finance Corp. 8.125% due 05/01/25	200,000	201,900
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% due 06/15/24	300,000	298,546
6.500% due 10/01/25	170,000	167,940
7.750% due 02/01/28	195,000	196,326
8.000% due 01/15/27	270,000	278,051
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29	100,000	98,938
7.000% due 08/01/27	150,000	150,163
Gulfport Energy Corp. 8.000% due 05/17/26 ~	200,000	206,046
Harbour Energy PLC (United Kingdom) 5.500% due 10/15/26 ~	200,000	197,755
Harvest Midstream I LP 7.500% due 09/01/28 ~	225,000	230,146
Hess Midstream Operations LP
4.250% due 02/15/30 ~	230,000	217,419
5.125% due 06/15/28 ~	240,000	240,312
5.625% due 02/15/26 ~	200,000	205,496
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~	100,000	100,260
6.000% due 02/01/31 ~	90,000	90,563
6.250% due 11/01/28 ~	320,000	322,142
Holly Energy Partners LP/Holly Energy Finance Corp. 5.000% due 02/01/28 ~	59,000	56,087
Howard Midstream Energy Partners LLC 6.750% due 01/15/27 ~	315,000	309,045
Ithaca Energy North Sea PLC (United Kingdom) 9.000% due 07/15/26 ~	200,000	205,335
ITT Holdings LLC 6.500% due 08/01/29 ~	225,000	208,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 12/01/25 ~	$151,000	$156,206
Laredo Petroleum, Inc.
7.750% due 07/31/29 ~	165,000	166,221
9.500% due 01/15/25	180,000	187,974
10.125% due 01/15/28	125,000	134,479
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.000% due 08/01/26 ~	330,000	336,562
Matador Resources Co. 5.875% due 09/15/26	330,000	336,484
MEG Energy Corp. (Canada)
6.500% due 01/15/25 ~	70,000	71,138
7.125% due 02/01/27 ~	360,000	377,401
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/26 ~	350,000	321,660
10.500% due 05/15/27 ~	100,000	98,139
Murphy Oil Corp.
5.750% due 08/15/25	200,000	204,124
5.875% due 12/01/27	117,000	119,252
6.375% due 07/15/28	154,000	160,424
6.875% due 08/15/24	45,000	45,392
Nabors Industries Ltd.
7.250% due 01/15/26 ~	419,000	419,700
7.500% due 01/15/28 ~	150,000	146,558
Nabors Industries, Inc.
5.750% due 02/01/25	85,000	82,850
7.375% due 05/15/27 ~	271,000	281,959
Natural Resource Partners LP/NRP Finance Corp. 9.125% due 06/30/25 ~	150,000	153,636
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	251,775
New Fortress Energy, Inc.
6.500% due 09/30/26 ~	300,000	297,591
6.750% due 09/15/25 ~	338,000	340,474
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.500% due 02/01/26 ~	435,000	428,451
NGL Energy Partners LP/NGL Energy Finance Corp.
6.125% due 03/01/25	100,000	87,129
7.500% due 11/01/23	195,000	186,943
7.500% due 04/15/26	150,000	131,050
Northern Oil & Gas, Inc. 8.125% due 03/01/28 ~	100,000	104,341
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	249,347
NuStar Logistics LP
5.625% due 04/28/27	130,000	127,472
5.750% due 10/01/25	50,000	51,027
6.000% due 06/01/26	171,000	173,139
6.375% due 10/01/30	45,000	45,657
Oasis Petroleum, Inc. 6.375% due 06/01/26 ~	150,000	153,943
Occidental Petroleum Corp.
3.000% due 02/15/27	150,000	146,938
3.200% due 08/15/26	650,000	639,668
3.400% due 04/15/26	225,000	223,966
3.500% due 08/15/29	386,000	380,864
4.400% due 04/15/46	2,175,000	2,070,404
5.500% due 12/01/25	115,000	121,199
5.550% due 03/15/26	325,000	344,883
5.875% due 09/01/25	239,000	254,208
6.125% due 01/01/31	465,000	523,848
6.375% due 09/01/28	200,000	225,486
6.450% due 09/15/36	500,000	588,300
6.625% due 09/01/30	329,000	377,939
6.950% due 07/01/24	150,000	161,319
7.500% due 05/01/31	150,000	183,272

	Principal Amount	Value
7.875% due 09/15/31	$150,000	$187,432
8.000% due 07/15/25	105,000	118,031
8.500% due 07/15/27	150,000	177,727
8.875% due 07/15/30	200,000	256,739
Oceaneering International, Inc.
4.650% due 11/15/24	200,000	197,540
6.000% due 02/01/28	150,000	146,157
Parkland Corp. (Canada)
4.500% due 10/01/29 ~	140,000	129,976
4.625% due 05/01/30 ~	417,000	388,442
5.875% due 07/15/27 ~	132,000	131,923
Patterson-UTI Energy, Inc. 3.950% due 02/01/28	250,000	234,069
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28	195,000	157,075
7.250% due 06/15/25	225,000	204,425
9.250% due 05/15/25 ~	600,000	618,816
PBF Logistics LP/PBF Logistics Finance Corp. 6.875% due 05/15/23	262,000	261,672
PDC Energy, Inc.
5.750% due 05/15/26	150,000	152,291
6.125% due 09/15/24	100,000	101,344
Penn Virginia Holdings LLC 9.250% due 08/15/26 ~	75,000	79,204
Petrofac Ltd. (United Kingdom) 9.750% due 11/15/26 ~	250,000	229,076
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~	125,000	127,027
7.125% due 01/15/26 ~	200,000	204,232
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	188,300
Range Resources Corp.
4.750% due 02/15/30 ~	29,000	28,846
4.875% due 05/15/25	88,000	89,220
5.000% due 03/15/23	494,000	498,199
8.250% due 01/15/29	95,000	104,245
Rattler Midstream LP 5.625% due 07/15/25 ~	65,000	66,060
Rockcliff Energy II LLC 5.500% due 10/15/29 ~	88,000	88,227
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~	250,000	246,115
6.875% due 04/15/40 ~	250,000	247,621
SM Energy Co.
5.625% due 06/01/25	113,000	113,007
6.500% due 07/15/28	120,000	123,982
6.625% due 01/15/27	100,000	102,633
6.750% due 09/15/26	60,000	61,778
10.000% due 01/15/25 ~	450,000	491,760
Southwestern Energy Co.
4.750% due 02/01/32	176,000	176,026
5.375% due 02/01/29	390,000	395,409
5.375% due 03/15/30	390,000	396,887
5.950% due 01/23/25	14,000	14,654
7.750% due 10/01/27	80,000	84,789
8.375% due 09/15/28	150,000	164,809
Strathcona Resources Ltd. (Canada) 6.875% due 08/01/26 ~	150,000	151,336
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.750% due 04/15/25	140,000	114,627
8.500% due 10/15/26 ~	337,000	321,938
SunCoke Energy, Inc. 4.875% due 06/30/29 ~	167,000	157,648
Sunnova Energy Corp. 5.875% due 09/01/26 ~	110,000	105,390
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29	75,000	70,853
4.500% due 04/30/30 ~	500,000	461,400
6.000% due 04/15/27	109,000	111,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp.
5.500% due 01/15/28 ~	$163,000	$158,024
6.000% due 12/31/30 ~	215,000	208,953
6.000% due 09/01/31 ~	200,000	192,920
7.500% due 10/01/25 ~	300,000	316,446
Talos Production, Inc. 12.000% due 01/15/26	178,000	192,905
Tap Rock Resources LLC 7.000% due 10/01/26 ~	60,000	62,179
TechnipFMC PLC (United Kingdom) 6.500% due 02/01/26 ~	350,000	363,331
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	59,915
4.750% due 01/15/30 ~	177,000	173,000
5.000% due 01/31/28 ~	141,000	140,700
TransMontaigne Partners LP/TLP Finance Corp. 6.125% due 02/15/26	50,000	49,597
Transocean Guardian Ltd. 5.875% due 01/15/24 ~	378,998	363,315
Transocean Phoenix 2 Ltd. 7.750% due 10/15/24 ~	100,000	100,872
Transocean Pontus Ltd. 6.125% due 08/01/25 ~	199,875	198,976
Transocean Proteus Ltd. 6.250% due 12/01/24 ~	65,000	64,601
Transocean, Inc.
8.000% due 02/01/27 ~	433,000	367,400
9.350% due 12/15/41	490,000	354,292
11.500% due 01/30/27 ~	247,000	255,409
USA Compression Partners LP/USA Compression Finance Corp.
6.875% due 04/01/26	135,000	136,442
6.875% due 09/01/27	305,000	306,642
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	244,000	237,550
3.875% due 11/01/33 ~	467,000	447,342
4.125% due 08/15/31 ~	144,000	141,525
Vermilion Energy, Inc. (Canada) 5.625% due 03/15/25 ~	50,000	50,443
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	40,797
W&T Offshore, Inc. 9.750% due 11/01/23 ~	200,000	199,306
Warrior Met Coal, Inc. 7.875% due 12/01/28 ~	175,000	184,345
Weatherford International Ltd. (Bermuda)
6.500% due 09/15/28 ~	103,000	106,605
8.625% due 04/30/30 ~	585,000	594,661
11.000% due 12/01/24 ~	123,000	127,466
Western Midstream Operating LP
3.600% due 02/01/25	305,000	303,414
4.550% due 02/01/30	50,000	49,842
4.650% due 07/01/26	75,000	76,970
5.500% due 08/15/48	354,000	350,212
5.750% due 02/01/50	400,000	390,746

		51,447,447

Financial - 10.4%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~	160,000	145,552
6.000% due 08/01/29 ~	185,000	171,421
7.000% due 11/15/25 ~	275,000	275,201
10.125% due 08/01/26 ~	100,000	106,621
Advisor Group Holdings, Inc. 10.750% due 08/01/27 ~	100,000	107,247
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	70,096

	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250% due 10/15/27 ~	$220,000	$212,044
5.875% due 11/01/29 ~	200,000	192,643
6.750% due 10/15/27 ~	350,000	346,395
Ally Financial, Inc. 5.750% due 11/20/25	200,000	210,490
AmWINS Group, Inc. 4.875% due 06/30/29 ~	85,000	81,711
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/29 ~	150,000	136,417
Aretec Escrow Issuer, Inc. 7.500% due 04/01/29 ~	300,000	288,880
Assurant, Inc. 7.000% due 03/27/48	200,000	212,000
AssuredPartners, Inc. 7.000% due 08/15/25 ~	64,000	63,677
Asteroid Private Merger Sub, Inc. 8.500% due 11/15/29 ~	250,000	242,935
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/27 ~	250,000	232,999
Brightsphere Investment Group, Inc. 4.800% due 07/27/26	100,000	96,633
BroadStreet Partners, Inc. 5.875% due 04/15/29 ~	283,000	264,478
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LL
4.500% due 04/01/27 ~	150,000	140,312
5.750% due 05/15/26 ~	300,000	297,649
Burford Capital Global Finance LLC 6.250% due 04/15/28 ~	250,000	254,124
Castlelake Aviation Finance DAC (Ireland) 5.000% due 04/15/27 ~	300,000	268,371
Cobra AcquisitionCo LLC 6.375% due 11/01/29 ~	250,000	214,854
Coinbase Global, Inc.
3.375% due 10/01/28 ~	555,000	491,008
3.625% due 10/01/31 ~	185,000	158,072
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	300,000	316,993
Compass Group Diversified Holdings LLC
5.000% due 01/15/32 ~	175,000	158,685
5.250% due 04/15/29 ~	120,000	112,948
Credit Acceptance Corp. 6.625% due 03/15/26	200,000	204,270
CTR Partnership LP/CareTrust Capital Corp. 3.875% due 06/30/28 ~	100,000	94,401
Curo Group Holdings Corp. 7.500% due 08/01/28 ~	253,000	217,757
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	80,000	83,733
Deutsche Bank AG (Germany)
3.729% due 01/14/32	200,000	178,680
3.742% due 01/07/33	400,000	354,032
4.296% due 05/24/28	476,000	471,295
4.500% due 04/01/25	500,000	502,449
4.875% due 12/01/32	200,000	192,195
5.882% due 07/08/31	150,000	155,697
Diversified Healthcare Trust
4.750% due 05/01/24	100,000	96,001
4.750% due 02/15/28	200,000	182,491
9.750% due 06/15/25	215,000	226,548
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	441,027
Enact Holdings, Inc. 6.500% due 08/15/25 ~	210,000	216,998
Enova International, Inc. 8.500% due 09/15/25 ~	200,000	199,540
Enstar Finance LLC 5.500% due 01/15/42	250,000	238,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Finance of America Funding LLC 7.875% due 11/15/25 ~	$200,000	$186,226
Five Point Operating Co. LP/Five Point Capital Corp. 7.875% due 11/15/25 ~	150,000	153,716
Freedom Mortgage Corp.
7.625% due 05/01/26 ~	190,000	181,746
8.125% due 11/15/24 ~	150,000	149,602
8.250% due 04/15/25 ~	156,000	155,764
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	179,510
Genworth Holdings, Inc. 6.500% due 06/15/34	100,000	96,308
GEO Group, Inc.
5.125% due 04/01/23	300,000	286,870
5.875% due 10/15/24	98,000	84,682
6.000% due 04/15/26	150,000	117,182
Global Aircraft Leasing Co. Ltd. (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	428,049	389,439
Global Atlantic Fin Co. 4.700% due 10/15/51 ~	300,000	284,250
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% due 12/15/27 ~	135,000	124,434
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~	75,000	70,779
5.375% due 12/01/24 ~	82,000	81,533
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	103,945
GTCR AP Finance, Inc. 8.000% due 05/15/27 ~	550,000	557,062
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/26 ~	300,000	285,415
Hightower Holding LLC 6.750% due 04/15/29 ~	83,000	81,332
Home Point Capital, Inc. 5.000% due 02/01/26 ~	100,000	82,091
Howard Hughes Corp.
4.375% due 02/01/31 ~	75,000	70,604
5.375% due 08/01/28 ~	200,000	201,109
HUB International Ltd. 7.000% due 05/01/26 ~	495,000	501,346
Hunt Cos., Inc. 5.250% due 04/15/29 ~	200,000	190,920
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/29	145,000	133,333
4.750% due 09/15/24	326,000	327,897
5.250% due 05/15/27	600,000	589,860
6.250% due 05/15/26	405,000	413,620
6.375% due 12/15/25	50,000	50,451
Intesa Sanpaolo SpA (Italy)
4.950% due 06/01/42 ~	300,000	257,392
5.017% due 06/26/24 ~	700,000	706,048
5.710% due 01/15/26 ~	400,000	409,132
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/32 ~	150,000	140,849
Iron Mountain, Inc.
4.500% due 02/15/31 ~	215,000	198,832
4.875% due 09/15/27 ~	425,000	420,952
4.875% due 09/15/29 ~	535,000	510,168
5.000% due 07/15/28 ~	65,000	63,485
5.250% due 03/15/28 ~	224,000	221,379
5.250% due 07/15/30 ~	575,000	564,282
5.625% due 07/15/32 ~	65,000	64,156
iStar, Inc.
4.750% due 10/01/24	137,000	138,351
5.500% due 02/15/26	150,000	152,069
Jane Street Group/JSG Finance, Inc. 4.500% due 11/15/29 ~	350,000	332,082

	Principal Amount	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.000% due 08/15/28 ~	$200,000	$191,903
Jefferson Capital Holdings LLC 6.000% due 08/15/26 ~	75,000	71,680
Kennedy-Wilson, Inc.
4.750% due 03/01/29	235,000	227,034
4.750% due 02/01/30	100,000	95,286
5.000% due 03/01/31	235,000	226,031
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/29 ~	225,000	212,492
5.250% due 10/01/25 ~	250,000	249,358
LD Holdings Group LLC
6.125% due 04/01/28 ~	175,000	155,184
6.500% due 11/01/25 ~	146,000	137,031
LFS Topco LLC 5.875% due 10/15/26 ~	25,000	23,467
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~	150,000	141,737
4.300% due 02/01/61 ~	250,000	199,300
LPL Holdings, Inc.
4.375% due 05/15/31 ~	250,000	242,248
4.625% due 11/15/27 ~	150,000	147,657
MGIC Investment Corp. 5.250% due 08/15/28	169,000	167,139
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
3.875% due 02/15/29 ~	115,000	113,207
4.500% due 09/01/26	50,000	50,310
4.500% due 01/15/28	100,000	101,111
4.625% due 06/15/25 ~	295,000	297,645
5.750% due 02/01/27	730,000	774,256
Midcap Financial Issuer Trust 5.625% due 01/15/30 ~	250,000	221,394
MPT Operating Partnership LP/MPT Finance Corp.
3.500% due 03/15/31	190,000	176,779
4.625% due 08/01/29	235,000	233,094
5.000% due 10/15/27	220,000	223,960
5.250% due 08/01/26	500,000	512,342
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~	55,000	50,977
5.500% due 08/15/28 ~	146,000	140,496
6.000% due 01/15/27 ~	295,000	300,699
Navient Corp.
4.875% due 03/15/28	300,000	276,281
5.000% due 03/15/27	90,000	85,887
5.625% due 08/01/33	200,000	168,807
6.125% due 03/25/24	300,000	305,758
6.750% due 06/25/25	335,000	344,614
6.750% due 06/15/26	100,000	102,124
7.250% due 09/25/23	60,000	62,406
New Residential Investment Corp. 6.250% due 10/15/25 ~	214,000	205,762
Newmark Group, Inc. 6.125% due 11/15/23	175,000	183,278
NFP Corp.
4.875% due 08/15/28 ~	94,000	89,950
6.875% due 08/15/28 ~	520,000	497,260
NMI Holdings, Inc. 7.375% due 06/01/25 ~	113,000	118,794
OneMain Finance Corp.
3.500% due 01/15/27	55,000	50,948
3.875% due 09/15/28	200,000	181,124
4.000% due 09/15/30	160,000	141,422
5.375% due 11/15/29	90,000	87,593
5.625% due 03/15/23	125,000	127,475
6.125% due 03/15/24	454,000	465,879
6.625% due 01/15/28	366,000	384,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
6.875% due 03/15/25	$238,000	$250,519
7.125% due 03/15/26	210,000	224,704
8.250% due 10/01/23	102,000	107,605
8.875% due 06/01/25	520,000	548,671
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.375% due 02/01/27 ~	75,000	76,538
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875% due 10/01/28 ~	85,000	85,059
7.500% due 06/01/25 ~	230,000	239,547
PennyMac Financial Services, Inc.
4.250% due 02/15/29 ~	210,000	180,603
5.375% due 10/15/25 ~	225,000	223,109
5.750% due 09/15/31 ~	100,000	89,055
PHH Mortgage Corp. 7.875% due 03/15/26 ~	100,000	93,615
PRA Group, Inc. 5.000% due 10/01/29 ~	120,000	113,954
Provident Funding Associates LP/PFG Finance Corp. 6.375% due 06/15/25 ~	50,000	49,223
Radian Group, Inc.
4.500% due 10/01/24	300,000	301,879
4.875% due 03/15/27	150,000	150,941
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875% due 06/01/23 ~	150,000	151,126
5.250% due 04/15/30 ~	273,000	251,501
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/29 ~	110,000	103,530
4.750% due 10/15/27	105,000	101,238
RLJ Lodging Trust LP
3.750% due 07/01/26 ~	170,000	161,728
4.000% due 09/15/29 ~	95,000	87,987
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.875% due 10/15/26 ~	242,000	222,713
3.625% due 03/01/29 ~	145,000	132,682
3.875% due 03/01/31 ~	290,000	262,892
4.000% due 10/15/33 ~	200,000	175,570
Ryan Specialty Group LLC 4.375% due 02/01/30 ~	120,000	113,550
SBA Communications Corp.
3.125% due 02/01/29	315,000	286,949
3.875% due 02/15/27	256,000	250,038
Service Properties Trust
4.350% due 10/01/24	300,000	289,260
4.500% due 06/15/23	150,000	148,485
4.500% due 03/15/25	100,000	93,870
4.650% due 03/15/24	100,000	96,377
4.950% due 02/15/27	300,000	277,860
5.250% due 02/15/26	350,000	328,695
5.500% due 12/15/27	200,000	193,150
7.500% due 09/15/25	40,000	42,012
SLM Corp.
3.125% due 11/02/26	175,000	162,691
4.200% due 10/29/25	110,000	109,258
Starwood Property Trust, Inc.
3.625% due 07/15/26 ~	110,000	105,184
3.750% due 12/31/24 ~	63,000	61,195
4.375% due 01/15/27 ~	125,000	121,418
4.750% due 03/15/25	138,000	139,891
5.500% due 11/01/23 ~	300,000	305,472
StoneX Group, Inc. 8.625% due 06/15/25 ~	75,000	78,224
Synovus Financial Corp. 5.900% due 02/07/29	100,000	102,510
TMX Finance LLC/TitleMax Finance Corp. 11.125% due 04/01/23 ~	200,000	197,482
UniCredit SpA (Italy) 5.459% due 06/30/35 ~	450,000	430,834
5.861% due 06/19/32 ~	500,000	491,841

	Principal Amount	Value
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~	$95,000	$92,310
5.500% due 04/15/29 ~	100,000	89,310
5.750% due 06/15/27 ~	200,000	186,000
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/30 ~	150,000	135,306
7.875% due 02/15/25 ~	377,000	392,155
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750% due 04/15/28 ~	250,000	236,458
6.500% due 02/15/29 ~	275,000	256,756
USI, Inc. 6.875% due 05/01/25 ~	105,000	105,524
VICI Properties LP/VICI Note Co., Inc. REIT
3.500% due 02/15/25 ~	120,000	118,411
3.750% due 02/15/27 ~	133,000	129,562
4.250% due 12/01/26 ~	731,000	729,099
4.625% due 12/01/29 ~	614,000	613,613
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland) 6.375% due 02/01/30 ~	133,000	125,313
WeWork Cos., Inc. 7.875% due 05/01/25 ~	300,000	271,500
World Acceptance Corp. 7.000% due 11/01/26 ~	100,000	88,140
XHR LP
4.875% due 06/01/29 ~	67,000	65,167
6.375% due 08/15/25 ~	200,000	206,378

		42,452,954

Industrial - 9.5%
AECOM 5.125% due 03/15/27	165,000	169,051
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	196,236
Altera Infrastructure LP/Teekay Offshore Finance Corp. 8.500% due 07/15/23 ~	210,000	116,025
Amsted Industries, Inc.
4.625% due 05/15/30 ~	250,000	237,405
5.625% due 07/01/27 ~	150,000	150,560
Arcosa, Inc. 4.375% due 04/15/29 ~	175,000	166,254
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	100,000	91,619
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~	100,000	90,960
4.000% due 09/01/29 ~	350,000	315,805
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% due 08/15/26 ~	200,000	192,924
5.250% due 04/30/25 ~	600,000	600,228
5.250% due 08/15/27 ~	500,000	462,752
Artera Services LLC 9.033% due 12/04/25 ~	290,000	290,116
Atkore, Inc. 4.250% due 06/01/31 ~	150,000	139,731
ATS Automation Tooling Systems, Inc. (Canada) 4.125% due 12/15/28 ~	200,000	188,240
Ball Corp.
2.875% due 08/15/30	453,000	406,794
3.125% due 09/15/31	165,000	147,824
4.000% due 11/15/23	71,000	71,795
4.875% due 03/15/26	265,000	274,805
5.250% due 07/01/25	190,000	201,538
Berry Global, Inc.
4.500% due 02/15/26 ~	89,000	89,113
5.625% due 07/15/27 ~	152,000	153,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Boise Cascade Co. 4.875% due 07/01/30 ~	$50,000	$48,651
Bombardier, Inc. (Canada)
7.125% due 06/15/26 ~	366,000	359,125
7.500% due 12/01/24 ~	211,000	218,216
7.500% due 03/15/25 ~	607,000	610,833
7.875% due 04/15/27 ~	1,071,000	1,049,826
Brand Industrial Services, Inc. 8.500% due 07/15/25 ~	217,000	202,090
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000% due 02/01/26 ~	125,000	120,479
Builders FirstSource, Inc.
4.250% due 02/01/32 ~	260,000	242,538
5.000% due 03/01/30 ~	50,000	49,275
6.750% due 06/01/27 ~	142,000	147,556
BWX Technologies, Inc. 4.125% due 04/15/29 ~	200,000	192,916
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	290,000	283,613
Cascades, Inc./Cascades USA, Inc. (Canada)
5.125% due 01/15/26 ~	250,000	249,548
5.375% due 01/15/28 ~	83,000	83,010
Clean Harbors, Inc.
4.875% due 07/15/27 ~	60,000	59,957
5.125% due 07/15/29 ~	100,000	100,511
Cleaver-Brooks, Inc.
7.875% due 03/01/23 ~	292,000	278,539
Clydesdale Acquisition Holdings, Inc.
due 04/15/29 # ~	140,000	141,750
due 04/15/30 # ~	327,000	308,197
Colfax Corp. 6.375% due 02/15/26 ~	112,000	115,602
Cornerstone Building Brands, Inc. 6.125% due 01/15/29 ~	105,000	97,628
Covanta Holding Corp.
4.875% due 12/01/29 ~	170,000	162,512
5.000% due 09/01/30	200,000	189,935
CP Atlas Buyer, Inc. 7.000% due 12/01/28 ~	200,000	170,918
Crown Americas LLC 5.250% due 04/01/30 ~	150,000	153,956
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/26	190,000	190,676
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% due 02/01/26	250,000	253,027
Dycom Industries, Inc. 4.500% due 04/15/29 ~	165,000	155,707
Eco Material Technologies, Inc. 7.875% due 01/31/27 ~	75,000	74,701
Energizer Holdings, Inc.
4.375% due 03/31/29 ~	94,000	82,400
6.500% due 12/31/27 ~	200,000	198,402
EnerSys 4.375% due 12/15/27 ~	150,000	143,933
EnPro Industries, Inc. 5.750% due 10/15/26	100,000	102,497
F-Brasile SpA/F-Brasile US LLC (Italy) 7.375% due 08/15/26 ~	200,000	180,323
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	200,000	186,797
Flex Acquisition Co., Inc.
6.875% due 01/15/25 ~	45,000	45,191
7.875% due 07/15/26 ~	310,000	321,182
Fluor Corp. 3.500% due 12/15/24	155,000	155,035

	Principal Amount	Value
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/28 ~	$219,000	$199,397
6.500% due 10/01/25 ~	170,000	168,977
9.750% due 08/01/27 ~	200,000	209,200
FXI Holdings, Inc.
7.875% due 11/01/24 ~	121,000	120,706
12.250% due 11/15/26 ~	197,000	213,562
Gates Global LLC/Gates Corp. 6.250% due 01/15/26 ~	175,000	175,478
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	135,000	126,927
3.750% due 08/01/25 ~	606,000	595,798
4.000% due 08/01/28 ~	125,000	115,134
4.250% due 06/01/25 ~	65,000	64,671
4.375% due 08/15/29 ~	255,000	236,027
4.750% due 06/15/29 ~	55,000	52,386
Global Infrastructure Solutions, Inc. 5.625% due 06/01/29 ~	115,000	111,024
GrafTech Finance, Inc. 4.625% due 12/15/28 ~	95,000	88,524
Graham Packaging Co., Inc. 7.125% due 08/15/28 ~	185,000	168,248
Graphic Packaging International LLC
3.500% due 03/15/28 ~	150,000	141,292
3.750% due 02/01/30 ~	125,000	114,618
4.125% due 08/15/24	100,000	101,284
4.750% due 07/15/27 ~	200,000	202,518
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/29 ~	250,000	239,060
Griffon Corp. 5.750% due 03/01/28	125,000	120,395
Harsco Corp. 5.750% due 07/31/27 ~	110,000	106,726
Hexcel Corp. 4.200% due 02/15/27	60,000	60,435
Hillenbrand, Inc.
3.750% due 03/01/31	125,000	114,634
5.750% due 06/15/25	165,000	169,335
Howmet Aerospace, Inc.
5.125% due 10/01/24	425,000	440,389
5.950% due 02/01/37	397,000	423,909
6.750% due 01/15/28	257,000	279,394
6.875% due 05/01/25	12,000	13,050
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	200,000	208,255
IEA Energy Services LLC 6.625% due 08/15/29 ~	100,000	94,186
II-VI, Inc. 5.000% due 12/15/29 ~	110,000	107,682
Imola Merger Corp. 4.750% due 05/15/29 ~	530,000	511,079
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada) 6.000% due 09/15/28 ~	260,000	256,750
Intertape Polymer Group, Inc. (Canada) 4.375% due 06/15/29 ~	40,000	41,249
JELD-WEN, Inc.
4.625% due 12/15/25 ~	100,000	96,369
4.875% due 12/15/27 ~	100,000	95,948
Koppers, Inc. 6.000% due 02/15/25 ~	150,000	147,182
LABL, Inc.
5.875% due 11/01/28 ~	40,000	37,575
6.750% due 07/15/26 ~	185,000	183,206
8.250% due 11/01/29 ~	250,000	221,094
10.500% due 07/15/27 ~	275,000	275,935
Leonardo US Holdings, Inc. (Italy) 6.250% due 01/15/40 ~	150,000	166,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Likewize Corp. 9.750% due 10/15/25 ~	$120,000	$121,633
LSB Industries, Inc. 6.250% due 10/15/28 ~	283,000	287,459
Madison IAQ LLC
4.125% due 06/30/28 ~	210,000	193,809
5.875% due 06/30/29 ~	105,000	94,383
Manitowoc Co., Inc. 9.000% due 04/01/26 ~	125,000	130,481
Masonite International Corp.
3.500% due 02/15/30 ~	100,000	90,082
5.375% due 02/01/28 ~	134,000	135,189
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/24 ~	435,000	433,864
7.250% due 04/15/25 ~	505,000	501,111
Maxar Space Robotics LLC 9.750% due 12/31/23 ~	258,000	275,068
MIWD Holdco II LLC/MIWD Finance Corp. 5.500% due 02/01/30 ~	65,000	60,809
Moog, Inc. 4.250% due 12/15/27 ~	115,000	111,913
Mueller Water Products, Inc. 4.000% due 06/15/29 ~	50,000	47,426
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~	120,000	115,620
9.750% due 07/15/28 ~	250,000	252,462
OI European Group BV (Netherlands) 4.750% due 02/15/30 ~	125,000	116,377
OT Merger Corp. 7.875% due 10/15/29 ~	200,000	173,405
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/25 ~	48,000	47,914
5.875% due 08/15/23 ~	160,000	163,736
6.375% due 08/15/25 ~	300,000	305,176
6.625% due 05/13/27 ~	150,000	148,733
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% due 10/15/28 ~	100,000	92,069
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.000% due 10/15/27 ~	200,000	186,040
Pactiv LLC
7.950% due 12/15/25	100,000	102,120
8.375% due 04/15/27	100,000	102,640
PGT Innovations, Inc. 4.375% due 10/01/29 ~	50,000	46,719
Promontoria Holding 264 BV (Netherlands) 7.875% due 03/01/27 ~	200,000	194,721
Redwood Star Merger Sub, Inc. due 04/01/30 # ~	167,000	160,110
Roller Bearing Co. of America, Inc. 4.375% due 10/15/29 ~	50,000	46,688
Rolls-Royce PLC (United Kingdom) 5.750% due 10/15/27 ~	300,000	308,503
Schweitzer-Mauduit International, Inc. 6.875% due 10/01/26 ~	75,000	70,965
Sealed Air Corp.
4.000% due 12/01/27 ~	250,000	244,213
5.125% due 12/01/24 ~	50,000	51,966
5.250% due 04/01/23 ~	100,000	101,375
5.500% due 09/15/25 ~	290,000	304,230
6.875% due 07/15/33 ~	54,000	61,676
Seaspan Corp. (Hong Kong) 5.500% due 08/01/29 ~	121,000	113,384
Sensata Technologies BV
4.875% due 10/15/23 ~	150,000	154,682
5.000% due 10/01/25 ~	250,000	253,854
5.625% due 11/01/24 ~	200,000	207,209
Sensata Technologies, Inc.
3.750% due 02/15/31 ~	210,000	194,577
4.375% due 02/15/30 ~	150,000	143,768

	Principal Amount	Value
Silgan Holdings, Inc. 4.125% due 02/01/28	$140,000	$134,585
Spirit AeroSystems, Inc.
3.850% due 06/15/26	350,000	335,548
4.600% due 06/15/28	55,000	51,743
5.500% due 01/15/25 ~	175,000	175,676
7.500% due 04/15/25 ~	375,000	388,995
SRM Escrow Issuer LLC 6.000% due 11/01/28 ~	245,000	241,930
Standard Industries, Inc.
3.375% due 01/15/31 ~	466,000	408,451
4.750% due 01/15/28 ~	374,000	358,299
5.000% due 02/15/27 ~	165,000	163,868
Stericycle, Inc.
3.875% due 01/15/29 ~	130,000	121,050
5.375% due 07/15/24 ~	201,000	205,180
Stevens Holding Co., Inc. 6.125% due 10/01/26 ~	100,000	103,394
Summit Materials LLC/Summit Materials Finance Corp.
5.250% due 01/15/29 ~	165,000	163,114
6.500% due 03/15/27 ~	175,000	178,280
Terex Corp. 5.000% due 05/15/29 ~	175,000	168,059
Tervita Corp. (Canada) 11.000% due 12/01/25 ~	210,000	238,125
Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada) 7.750% due 04/15/26 ~	155,000	154,248
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	200,000	198,643
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	490,000	485,213
TopBuild Corp.
3.625% due 03/15/29 ~	350,000	318,775
4.125% due 02/15/32 ~	35,000	31,788
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	239,607
TransDigm, Inc.
4.625% due 01/15/29	488,000	456,883
4.875% due 05/01/29	188,000	176,588
5.500% due 11/15/27	705,000	700,590
6.250% due 03/15/26 ~	1,340,000	1,377,346
6.375% due 06/15/26	151,000	152,555
8.000% due 12/15/25 ~	140,000	146,567
TriMas Corp. 4.125% due 04/15/29 ~	100,000	91,439
Trinity Industries, Inc. 4.550% due 10/01/24	175,000	178,198
Triumph Group, Inc.
6.250% due 09/15/24 ~	584,000	582,020
7.750% due 08/15/25	100,000	100,847
8.875% due 06/01/24 ~	89,000	94,156
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	299,160
8.500% due 08/15/27 ~	200,000	199,330
TTM Technologies, Inc. 4.000% due 03/01/29 ~	390,000	361,555
Tutor Perini Corp. 6.875% due 05/01/25 ~	150,000	142,844
Vertiv Group Corp. 4.125% due 11/15/28 ~	125,000	114,225
Victors Merger Corp. 6.375% due 05/15/29 ~	73,000	59,900
Waste Pro USA, Inc. 5.500% due 02/15/26 ~	240,000	227,084
Watco Cos LLC/Watco Finance Corp. 6.500% due 06/15/27 ~	200,000	197,020
Weekley Homes LLC/Weekley Finance Corp. 4.875% due 09/15/28 ~	165,000	152,369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
Welbilt, Inc. 9.500% due 02/15/24	$100,000	$101,980
WESCO Distribution, Inc.
7.125% due 06/15/25 ~	220,000	229,110
7.250% due 06/15/28 ~	390,000	414,687
Western Global Airlines LLC 10.375% due 08/15/25 ~	275,000	295,956
XPO Logistics, Inc. 6.250% due 05/01/25 ~	235,000	243,178

		39,004,791

Technology - 4.0%
ACI Worldwide, Inc. 5.750% due 08/15/26 ~	115,000	117,728
Ahead DB Holdings LLC 6.625% due 05/01/28 ~	33,000	29,550
Amkor Technology, Inc. 6.625% due 09/15/27 ~	150,000	155,207
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	155,615
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 ~	99,000	95,673
4.000% due 07/01/29 ~	165,000	161,332
Boxer Parent Co., Inc. 7.125% due 10/02/25 ~	453,000	470,336
CDK Global, Inc.
5.000% due 10/15/24	50,000	52,146
5.250% due 05/15/29 ~	46,000	46,366
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% due 03/01/25 ~	370,000	370,442
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~	300,000	286,554
4.875% due 07/01/29 ~	300,000	282,872
Condor Merger Sub, Inc. 7.375% due 02/15/30 ~	665,000	638,816
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.000% due 11/01/29 ~	100,000	94,446
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 ~	250,000	248,428
6.500% due 10/15/28 ~	90,000	89,603
Crowdstrike Holdings, Inc. 3.000% due 02/15/29	115,000	105,672
Diebold Nixdorf, Inc.
8.500% due 04/15/24	100,000	95,995
9.375% due 07/15/25 ~	230,000	233,999
Elastic NV 4.125% due 07/15/29 ~	165,000	153,653
Entegris, Inc. 3.625% due 05/01/29 ~	250,000	234,228
Exela Intermediate LLC/Exela Finance, Inc. 11.500% due 07/15/26 ~	296,000	141,340
Fair Isaac Corp.
4.000% due 06/15/28 ~	120,000	116,390
5.250% due 05/15/26 ~	100,000	104,372
MicroStrategy, Inc. 6.125% due 06/15/28 ~	140,000	136,397
Minerva Merger Sub, Inc. 6.500% due 02/15/30 ~	835,000	811,102
MSCI, Inc.
3.250% due 08/15/33 ~	245,000	220,730
3.625% due 09/01/30 ~	325,000	305,337
3.625% due 11/01/31 ~	75,000	70,711
3.875% due 02/15/31 ~	100,000	95,020
4.000% due 11/15/29 ~	313,000	304,558
NCR Corp.
5.000% due 10/01/28 ~	175,000	167,867
5.125% due 04/15/29 ~	396,000	381,168
5.750% due 09/01/27 ~	80,000	80,106
6.125% due 09/01/29 ~	80,000	80,378

	Principal Amount	Value
Nuance Communications, Inc. 5.625% due 12/15/26	$180,000	$185,063
ON Semiconductor Corp. 3.875% due 09/01/28 ~	205,000	196,004
Open Text Corp. (Canada)
3.875% due 02/15/28 ~	130,000	124,866
3.875% due 12/01/29 ~	417,000	396,811
4.125% due 12/01/31 ~	138,000	129,492
Pitney Bowes, Inc.
6.875% due 03/15/27 ~	200,000	189,582
7.250% due 03/15/29 ~	200,000	189,057
Playtika Holding Corp. 4.250% due 03/15/29 ~	90,000	83,199
Presidio Holdings, Inc.
4.875% due 02/01/27 ~	315,000	310,949
8.250% due 02/01/28 ~	225,000	229,795
PTC, Inc.
3.625% due 02/15/25 ~	77,000	76,225
4.000% due 02/15/28 ~	363,000	354,408
Rackspace Technology Global, Inc.
3.500% due 02/15/28 ~	155,000	138,989
5.375% due 12/01/28 ~	233,000	202,596
ROBLOX Corp. 3.875% due 05/01/30 ~	435,000	407,430
Rocket Software, Inc. 6.500% due 02/15/29 ~	200,000	181,891
Science Applications International Corp. 4.875% due 04/01/28 ~	160,000	157,982
Seagate HDD Cayman (Cayman)
3.125% due 07/15/29	65,000	58,472
3.375% due 07/15/31	65,000	57,926
4.091% due 06/01/29	250,000	243,034
4.750% due 06/01/23	300,000	305,008
4.750% due 01/01/25	25,000	25,783
4.875% due 03/01/24	300,000	306,325
5.750% due 12/01/34	200,000	204,903
SS&C Technologies, Inc. 5.500% due 09/30/27 ~	568,000	572,970
Synaptics, Inc. 4.000% due 06/15/29 ~	200,000	188,922
Twilio, Inc.
3.625% due 03/15/29	110,000	103,822
3.875% due 03/15/31	85,000	79,146
Unisys Corp. 6.875% due 11/01/27 ~	187,000	195,872
Vericast Merger Sub, Inc. 11.000% due 09/15/26 ~	347,450	340,501
Veritas US, Inc./Veritas Bermuda Ltd. 7.500% due 09/01/25 ~	558,000	530,044
Virtusa Corp. 7.125% due 12/15/28 ~	235,000	219,021
Western Digital Corp. 4.750% due 02/15/26	220,000	223,672
Xerox Corp.
4.625% due 03/15/23	590,000	593,257
6.750% due 12/15/39	150,000	151,196
Xerox Holdings Corp.
5.000% due 08/15/25 ~	307,000	310,957
5.500% due 08/15/28 ~	300,000	292,884
Ziff Davis, Inc. 4.625% due 10/15/30 ~	215,000	205,058
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/29 ~	300,000	274,590

		16,171,839

Utilities - 2.8%
Algonquin Power & Utilities Corp. (Canada) 4.750% due 01/18/82	250,000	233,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Principal Amount	Value
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500% due 05/20/25	$65,000	$65,123
5.625% due 05/20/24	165,000	168,591
5.750% due 05/20/27	100,000	99,845
5.875% due 08/20/26	484,000	483,405
Calpine Corp.
3.750% due 03/01/31 ~	265,000	237,672
4.500% due 02/15/28 ~	507,000	495,440
4.625% due 02/01/29 ~	200,000	184,357
5.000% due 02/01/31 ~	185,000	168,665
5.125% due 03/15/28 ~	339,000	323,547
5.250% due 06/01/26 ~	83,000	83,524
Clearway Energy Operating LLC
3.750% due 02/15/31 ~	300,000	281,181
3.750% due 01/15/32 ~	175,000	161,341
4.750% due 03/15/28 ~	174,000	175,052
DPL, Inc.
4.125% due 07/01/25	150,000	149,170
4.350% due 04/15/29	150,000	147,138
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	253,181
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Spain) 5.375% due 12/30/30 ~	200,000	139,344
FirstEnergy Corp.
1.600% due 01/15/26	100,000	93,402
2.050% due 03/01/25	100,000	95,433
2.250% due 09/01/30	150,000	133,036
2.650% due 03/01/30	150,000	136,470
4.400% due 07/15/27	450,000	453,629
5.350% due 07/15/47	600,000	627,318
7.375% due 11/15/31	450,000	555,840
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	200,000	201,145
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	250,000	245,684
Leeward Renewable Energy Operations LLC 4.250% due 07/01/29 ~	120,000	112,703
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	296,997
4.250% due 07/15/24 ~	85,000	86,149
4.500% due 09/15/27 ~	158,000	157,577
NRG Energy, Inc.
3.375% due 02/15/29 ~	90,000	80,163
3.625% due 02/15/31 ~	115,000	101,320
3.875% due 02/15/32 ~	639,000	563,588
5.250% due 06/15/29 ~	81,000	79,323
5.750% due 01/15/28	197,000	200,526
6.625% due 01/15/27	82,000	84,607
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/28 ~	185,000	182,218
PG&E Corp.
5.000% due 07/01/28	115,000	111,285
5.250% due 07/01/30	471,000	457,435
Pike Corp. 5.500% due 09/01/28 ~	171,000	161,463
Rockpoint Gas Storage Canada Ltd. (Canada) 7.000% due 03/31/23 ~	150,000	150,121
Solaris Midstream Holdings LLC 7.625% due 04/01/26 ~	250,000	258,455
Talen Energy Supply LLC
6.500% due 06/01/25	428,000	108,389
6.625% due 01/15/28 ~	150,000	139,777
7.250% due 05/15/27 ~	79,000	73,947
7.625% due 06/01/28 ~	200,000	185,630
10.500% due 01/15/26 ~	100,000	25,000
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	100,054
TransAlta Corp. (Canada) 6.500% due 03/15/40	100,000	103,214

	Principal Amount	Value
Vistra Operations Co. LLC
4.375% due 05/01/29 ~	$200,000	$189,258
5.000% due 07/31/27 ~	574,000	565,674
5.500% due 09/01/26 ~	150,000	150,982
5.625% due 02/15/27 ~	250,000	250,075

		11,368,107

Total Corporate Bonds & Notes (Cost $408,473,186)		399,277,467

	Shares
SHORT-TERM INVESTMENT - 1.2%
Money Market Fund - 1.2%
BlackRock Liquidity Funds T-Fund Institutional 0.210%	5,046,213	5,046,213

Total Short-Term Investment (Cost $5,046,213)		5,046,213

TOTAL INVESTMENTS - 99.1% (Cost $413,709,365)		404,500,842

OTHER ASSETS & LIABILITIES, NET - 0.9%		3,550,653

NET ASSETS - 100.0%		$408,051,495

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $830 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	An investment with a value of $830 or less than 0.1% of the Fund’s net assets was in default as of March 31,2022.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Energy	$177,162	$4,737	$172,425	$-
	Corporate Bonds & Notes	399,277,467	-	399,277,467	-
	Short-Term Investment	5,046,213	5,046,213	-	-

	Total	$404,500,842	$5,050,950	$399,449,892	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 0.8%
Axalta Coating Systems Ltd. *	2,364	$58,107
Celanese Corp.	1,840	262,881
Chemours Co.	3,802	119,687
Diversey Holdings Ltd. *	5,059	38,297
Dow, Inc.	2,462	156,879
Ecolab, Inc.	10,183	1,797,910
FMC Corp.	1,488	195,776
Freeport-McMoRan, Inc.	19,909	990,274
LyondellBasell Industries NV Class A	1,483	152,482
Olin Corp.	447	23,369
PPG Industries, Inc.	4,637	607,772
RPM International, Inc.	3,460	281,782
Sherwin-Williams Co.	11,169	2,788,006
Southern Copper Corp. (Peru)	3,563	270,432
Steel Dynamics, Inc.	1,636	136,491
Westlake Corp.	460	56,764

		7,936,909

Communications - 18.9%
Alphabet, Inc. Class A *	12,033	33,467,985
Alphabet, Inc. Class C *	11,067	30,910,020
Altice USA, Inc. Class A *	7,404	92,402
Amazon.com, Inc. *	20,167	65,743,412
Anaplan, Inc. *	6,654	432,843
Arista Networks, Inc. *	9,994	1,388,966
Booking Holdings, Inc. *	1,904	4,471,449
Cable One, Inc.	133	194,744
CDW Corp.	6,288	1,124,860
Charter Communications, Inc. Class A *	5,296	2,889,074
CommScope Holding Co., Inc. *	10,097	79,564
Corning, Inc.	11,939	440,669
DoorDash, Inc. Class A *	5,984	701,265
eBay, Inc.	29,066	1,664,319
Etsy, Inc. *	5,878	730,518
Expedia Group, Inc. *	6,730	1,316,859
FactSet Research Systems, Inc.	1,515	657,737
Figs, Inc. Class A *	530	11,406
GoDaddy, Inc. Class A *	927	77,590
Lyft, Inc. Class A *	13,654	524,314
Mandiant, Inc. *	3,966	88,482
Match Group, Inc. *	13,118	1,426,451
Meta Platforms, Inc. Class A *	107,167	23,829,654
Netflix, Inc. *	20,067	7,516,898
Nexstar Media Group, Inc. Class A	92	17,340
NortonLifeLock, Inc.	6,760	179,275
Okta, Inc. *	5,851	883,267
Opendoor Technologies, Inc. *	3,886	33,614
Palo Alto Networks, Inc. *	4,489	2,794,447
Pinterest, Inc. Class A *	26,405	649,827
Roku, Inc. *	5,465	684,601
Spotify Technology SA *	6,408	967,736
Switch, Inc. Class A	5,318	163,901
Trade Desk, Inc. Class A *	20,156	1,395,803
TripAdvisor, Inc. *	3,086	83,692
Twitter, Inc. *	3,802	147,099
Uber Technologies, Inc. *	64,165	2,289,407
Ubiquiti, Inc.	230	66,967
Vimeo, Inc. *	6,491	77,113
Walt Disney Co. *	4,302	590,062
Wayfair, Inc. Class A *	1,962	217,350
Wix.com Ltd. * (Israel)	2,474	258,434
World Wrestling Entertainment, Inc. Class A	1,725	107,709
Zendesk, Inc. *	5,594	672,902
Zillow Group, Inc. Class A *	2,756	132,922
Zillow Group, Inc. Class C *	7,728	380,913

		192,575,862

	Shares	Value
Consumer, Cyclical - 12.4%
Allison Transmission Holdings, Inc.	3,652	$143,377
Aptiv PLC *	2,292	274,375
AutoZone, Inc. *	205	419,139
Bath & Body Works, Inc.	6,359	303,960
Best Buy Co., Inc.	2,564	233,068
Boyd Gaming Corp.	987	64,925
Brunswick Corp.	640	51,770
Burlington Stores, Inc. *	2,901	528,475
Caesars Entertainment, Inc. *	5,877	454,645
CarMax, Inc. *	683	65,896
Carvana Co. *	3,625	432,426
Chipotle Mexican Grill, Inc. *	1,303	2,061,385
Choice Hotels International, Inc.	1,616	229,084
Churchill Downs, Inc.	1,711	379,466
Columbia Sportswear Co.	221	20,007
Copart, Inc. *	9,703	1,217,435
Core & Main, Inc. Class A *	1,998	48,332
Costco Wholesale Corp.	19,206	11,059,775
Darden Restaurants, Inc.	4,001	531,933
Deckers Outdoor Corp. *	227	62,146
Delta Air Lines, Inc. *	29,665	1,173,844
Dollar General Corp.	4,638	1,032,558
Domino’s Pizza, Inc.	1,144	465,619
DR Horton, Inc.	6,297	469,189
DraftKings, Inc. Class A *	14,271	277,856
Fastenal Co.	23,625	1,403,325
Five Below, Inc. *	2,557	404,952
Floor & Decor Holdings, Inc. Class A *	4,723	382,563
Freshpet, Inc. *	1,894	194,400
GameStop Corp. Class A *	2,980	496,408
Hanesbrands, Inc.	9,628	143,361
Hilton Worldwide Holdings, Inc. *	8,521	1,292,977
Home Depot, Inc.	48,526	14,525,288
IAA, Inc. *	6,258	239,368
Las Vegas Sands Corp. *	15,351	596,693
Leslie’s, Inc. *	6,503	125,898
Lithia Motors, Inc.	171	51,320
Live Nation Entertainment, Inc. *	2,451	288,336
Lowe’s Cos., Inc.	31,326	6,333,804
Lululemon Athletica, Inc. *	5,294	1,933,528
Madison Square Garden Sports Corp. *	402	72,103
Marriott International, Inc. Class A *	12,629	2,219,547
Mattel, Inc. *	16,180	359,358
McDonald’s Corp.	6,177	1,527,449
NIKE, Inc. Class B	57,565	7,745,946
Nordstrom, Inc.	4,322	117,169
NVR, Inc. *	97	433,325
O’Reilly Automotive, Inc. *	943	645,917
Olaplex Holdings, Inc. *	828	12,942
Peloton Interactive, Inc. Class A *	13,816	365,019
Penn National Gaming, Inc. *	314	13,320
Planet Fitness, Inc. Class A *	2,659	224,632
Polaris, Inc.	1,838	193,578
Pool Corp.	1,807	764,090
PulteGroup, Inc.	3,345	140,155
QuantumScape Corp. *	8,095	161,819
RH *	812	264,785
Rivian Automotive, Inc. Class A *	1,792	90,030
Ross Stores, Inc.	16,261	1,470,970
Scotts Miracle-Gro Co.	1,905	234,239
SiteOne Landscape Supply, Inc. *	1,066	172,362
Six Flags Entertainment Corp. *	1,629	70,861
Skechers USA, Inc. Class A *	472	19,239
Starbucks Corp.	53,447	4,862,074
Tapestry, Inc.	1,677	62,301
Target Corp.	9,964	2,114,560
Tempur Sealy International, Inc.	8,254	230,452

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Tesla, Inc. *	38,672	$41,672,947
Thor Industries, Inc.	1,047	82,399
TJX Cos., Inc.	55,417	3,357,162
Toll Brothers, Inc.	2,050	96,391
Tractor Supply Co.	5,270	1,229,860
Travel & Leisure Co.	2,615	151,513
TuSimple Holdings, Inc. Class A *	662	8,076
Ulta Beauty, Inc. *	2,440	971,657
Vail Resorts, Inc.	1,852	482,020
VF Corp.	9,665	549,552
Victoria’s Secret, Inc. *	2,000	102,720
Virgin Galactic Holdings, Inc. *	8,803	86,974
Vroom, Inc. *	941	2,503
Wendy’s Co.	8,268	181,648
Williams-Sonoma, Inc.	2,559	371,055
WW Grainger, Inc.	1,770	912,948
Wyndham Hotels & Resorts, Inc.	2,685	227,393
Wynn Resorts Ltd. *	4,903	390,965
YETI Holdings, Inc. *	3,970	238,121
Yum China Holdings, Inc. (China)	1,935	80,380
Yum! Brands, Inc.	1,142	135,361

		126,332,793

Consumer, Non-Cyclical - 14.3%
10X Genomics, Inc. Class A *	3,923	298,423
Abbott Laboratories	40,352	4,776,063
AbbVie, Inc.	82,088	13,307,286
ABIOMED, Inc. *	2,057	681,361
Adaptive Biotechnologies Corp. *	5,548	77,006
agilon health, Inc. *	7,264	184,142
Align Technology, Inc. *	3,655	1,593,580
Alnylam Pharmaceuticals, Inc. *	5,567	909,035
Altria Group, Inc.	47,121	2,462,072
Amedisys, Inc. *	1,315	226,561
Amgen, Inc.	21,343	5,161,164
Automatic Data Processing, Inc.	17,945	4,083,205
Avantor, Inc. *	27,947	945,168
Avery Dennison Corp.	2,040	354,899
Beyond Meat, Inc. *	2,332	112,659
Bio-Techne Corp.	1,815	785,968
Block, Inc. *	22,285	3,021,846
Booz Allen Hamilton Holding Corp.	6,093	535,209
Boston Beer Co., Inc. Class A *	433	168,208
Bright Horizons Family Solutions, Inc. *	2,225	295,235
Brown-Forman Corp. Class A	1,192	74,786
Brown-Forman Corp. Class B	4,222	282,958
Bruker Corp.	4,748	305,296
Cardinal Health, Inc.	7,609	431,430
Catalent, Inc. *	1,855	205,719
Certara, Inc. *	3,700	79,476
Charles River Laboratories International, Inc. *	2,167	615,363
Chegg, Inc. *	4,781	173,455
Chemed Corp.	194	98,271
Church & Dwight Co., Inc.	718	71,355
Cintas Corp.	3,800	1,616,482
Clorox Co.	4,620	642,319
Coca-Cola Co.	127,361	7,896,382
Colgate-Palmolive Co.	20,556	1,558,761
CoStar Group, Inc. *	14,110	939,867
CureVac NV * (Germany)	3,290	64,517
Danaher Corp.	1,532	449,382
Darling Ingredients, Inc. *	290	23,310
DaVita, Inc. *	2,070	234,138
Dexcom, Inc. *	4,475	2,289,410
Edwards Lifesciences Corp. *	28,702	3,378,799
Eli Lilly & Co.	31,113	8,909,830
Encompass Health Corp.	2,595	184,530
Equifax, Inc.	2,148	509,291
Estee Lauder Cos., Inc. Class A	10,632	2,895,306
Euronet Worldwide, Inc. *	1,663	216,439
Exact Sciences Corp. *	7,420	518,806

	Shares	Value
Exelixis, Inc. *	12,294	$278,705
FleetCor Technologies, Inc. *	844	210,207
Gartner, Inc. *	3,713	1,104,469
Globus Medical, Inc. Class A *	422	31,135
Guardant Health, Inc. *	4,167	276,022
GXO Logistics, Inc. *	3,850	274,659
H&R Block, Inc.	6,152	160,198
HCA Healthcare, Inc.	11,370	2,849,549
Herbalife Nutrition Ltd. *	1,309	39,741
Hershey Co.	5,828	1,262,520
Horizon Therapeutics PLC *	1,894	199,268
IDEXX Laboratories, Inc. *	3,928	2,148,852
Illumina, Inc. *	6,776	2,367,534
Incyte Corp. *	7,339	582,863
Insulet Corp. *	3,068	817,285
Intuitive Surgical, Inc. *	16,461	4,965,954
Ionis Pharmaceuticals, Inc. *	5,993	221,981
Iovance Biotherapeutics, Inc. *	1,444	24,043
IQVIA Holdings, Inc. *	4,374	1,011,313
Kellogg Co.	5,188	334,574
Kimberly-Clark Corp.	7,875	969,885
Lamb Weston Holdings, Inc.	2,005	120,120
Legalzoom.com, Inc. *	2,640	37,330
Maravai LifeSciences Holdings, Inc. Class A *	5,092	179,595
MarketAxess Holdings, Inc.	1,734	589,907
Masimo Corp. *	1,683	244,944
McKesson Corp.	1,003	307,048
Mirati Therapeutics, Inc. *	1,621	133,279
Mister Car Wash, Inc. *	2,422	35,821
Moderna, Inc. *	15,717	2,707,410
Molina Healthcare, Inc. *	407	135,771
Monster Beverage Corp. *	16,002	1,278,560
Moody’s Corp.	7,145	2,410,794
Morningstar, Inc.	983	268,526
Natera, Inc. *	3,609	146,814
Neurocrine Biosciences, Inc. *	4,340	406,875
Novavax, Inc. *	3,498	257,628
Novocure Ltd. *	4,750	393,537
Oak Street Health, Inc. *	4,113	110,557
Paylocity Holding Corp. *	1,844	379,440
PayPal Holdings, Inc. *	54,598	6,314,259
Penumbra, Inc. *	1,605	356,519
PepsiCo, Inc.	53,282	8,918,341
Pilgrim’s Pride Corp. *	1,027	25,778
Regeneron Pharmaceuticals, Inc. *	508	354,797
Repligen Corp. *	2,392	449,911
ResMed, Inc.	6,011	1,457,728
Robert Half International, Inc.	4,413	503,876
Rollins, Inc.	9,768	342,368
Royalty Pharma PLC Class A	8,935	348,108
S&P Global, Inc.	7,923	3,249,856
Sabre Corp. *	14,908	170,398
Sarepta Therapeutics, Inc. *	3,865	301,934
Seagen, Inc. *	5,595	805,960
Shift4 Payments, Inc. Class A *	1,992	123,365
Sotera Health Co. *	4,611	99,874
STERIS PLC	542	131,039
StoneCo Ltd. Class A * (Brazil)	9,554	111,782
Stryker Corp.	6,916	1,848,993
Syneos Health, Inc. *	750	60,712
Sysco Corp.	23,738	1,938,208
Tandem Diabetes Care, Inc. *	2,700	313,983
Teleflex, Inc.	384	136,255
Thermo Fisher Scientific, Inc.	1,643	970,438
TransUnion	6,067	626,964
Ultragenyx Pharmaceutical, Inc. *	2,248	163,250
United Rentals, Inc. *	1,165	413,820
UnitedHealth Group, Inc.	3,016	1,538,070
Verisk Analytics, Inc.	4,693	1,007,259
Vertex Pharmaceuticals, Inc. *	4,728	1,233,866
Waters Corp. *	2,611	810,428
West Pharmaceutical Services, Inc.	3,411	1,400,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
WEX, Inc. *	1,390	$248,045
Zoetis, Inc.	20,911	3,943,605

		145,640,202

Energy - 0.7%
Cheniere Energy, Inc.	10,873	1,507,541
Continental Resources, Inc.	385	23,612
Coterra Energy, Inc.	5,912	159,447
Diamondback Energy, Inc.	3,973	544,619
Enphase Energy, Inc. *	6,041	1,218,953
EOG Resources, Inc.	3,223	384,278
Fluence Energy, Inc. *	711	9,321
Halliburton Co.	2,370	89,752
Hess Corp.	916	98,049
New Fortress Energy, Inc.	1,815	77,337
Occidental Petroleum Corp.	4,982	282,679
Pioneer Natural Resources Co.	4,469	1,117,384
Plug Power, Inc. *	23,746	679,373
Texas Pacific Land Corp.	273	369,126

		6,561,471

Financial - 6.4%
Alleghany Corp. *	88	74,536
American Express Co.	18,204	3,404,148
American Tower Corp. REIT	20,969	5,267,832
Ameriprise Financial, Inc.	2,902	871,645
Aon PLC Class A	5,977	1,946,291
Apollo Global Management, Inc.	10,955	679,101
Arch Capital Group Ltd. *	4,124	199,684
Ares Management Corp. Class A	5,793	470,565
Blackstone, Inc.	32,561	4,133,293
Brown & Brown, Inc.	808	58,394
CBRE Group, Inc. Class A *	891	81,544
Citizens Financial Group, Inc.	3,490	158,202
Credit Acceptance Corp. *	59	32,472
Crown Castle International Corp. REIT	20,014	3,694,584
Discover Financial Services	7,348	809,676
Equinix, Inc. REIT	2,947	2,185,554
Equity LifeStyle Properties, Inc. REIT	4,335	331,541
Erie Indemnity Co. Class A	806	141,961
Everest Re Group Ltd.	409	123,264
Extra Space Storage, Inc. REIT	542	111,435
Goldman Sachs Group, Inc.	929	306,663
Iron Mountain, Inc. REIT	9,360	518,638
Lamar Advertising Co. Class A REIT	3,494	405,933
Lincoln National Corp.	1,269	82,942
LPL Financial Holdings, Inc.	3,694	674,820
Markel Corp. *	105	154,900
Marsh & McLennan Cos., Inc.	2,785	474,620
Mastercard, Inc. Class A	40,111	14,334,869
Public Storage REIT	5,348	2,087,217
Raymond James Financial, Inc.	574	63,088
RenaissanceRe Holdings Ltd. (Bermuda)	893	141,549
Rocket Cos., Inc. Class A	7,147	79,475
SBA Communications Corp. REIT	840	289,044
Simon Property Group, Inc. REIT	13,158	1,731,067
Synchrony Financial	4,514	157,132
Synovus Financial Corp.	570	27,930
T Rowe Price Group, Inc.	3,497	528,711
Upstart Holdings, Inc. *	2,230	243,271
UWM Holdings Corp.	3,214	14,559
Visa, Inc. Class A	77,098	17,098,024
Western Alliance Bancorp	2,535	209,949
Western Union Co.	5,039	94,431

		64,494,554

Industrial - 5.3%
3M Co.	3,865	575,421
Advanced Drainage Systems, Inc.	2,847	338,252
AGCO Corp.	414	60,456

	Shares	Value
Agilent Technologies, Inc.	12,476	$1,650,949
Allegion PLC	3,170	348,003
Amphenol Corp. Class A	19,274	1,452,296
Armstrong World Industries, Inc.	1,117	100,541
Axon Enterprise, Inc. *	3,010	414,567
AZEK Co., Inc. *	3,004	74,619
Ball Corp.	4,358	392,220
BWX Technologies, Inc.	3,217	173,268
Carlisle Cos., Inc.	913	224,525
Carrier Global Corp.	18,599	853,136
Caterpillar, Inc.	21,672	4,828,955
CH Robinson Worldwide, Inc.	1,180	127,098
Cognex Corp.	7,934	612,108
Coherent, Inc. *	1,017	278,007
Crown Holdings, Inc.	702	87,813
Deere & Co.	12,957	5,383,115
Donaldson Co., Inc.	1,037	53,851
Expeditors International of Washington, Inc.	5,693	587,290
FedEx Corp.	4,954	1,146,306
Fortune Brands Home & Security, Inc.	1,601	118,922
frontdoor, Inc. *	2,884	86,087
Generac Holdings, Inc. *	2,846	846,002
Graco, Inc.	4,838	337,305
Graphic Packaging Holding Co.	4,030	80,761
HEICO Corp.	669	102,718
HEICO Corp. Class A	1,175	149,025
Honeywell International, Inc.	6,887	1,340,072
Howmet Aerospace, Inc.	1,760	63,254
Illinois Tool Works, Inc.	13,107	2,744,606
Jabil, Inc.	5,138	317,169
JB Hunt Transport Services, Inc.	3,464	695,537
Keysight Technologies, Inc. *	3,712	586,385
Landstar System, Inc.	1,573	237,256
Lincoln Electric Holdings, Inc.	2,664	367,126
Lockheed Martin Corp.	9,854	4,349,556
Louisiana-Pacific Corp.	466	28,948
Mettler-Toledo International, Inc. *	1,052	1,444,596
Middleby Corp. *	769	126,070
MSA Safety, Inc.	618	82,009
Nordson Corp.	461	104,684
Northrop Grumman Corp.	592	264,754
Old Dominion Freight Line, Inc.	4,370	1,305,232
Parker-Hannifin Corp.	991	281,206
Regal Rexnord Corp.	657	97,748
Rockwell Automation, Inc.	3,271	915,978
Sealed Air Corp.	3,723	249,292
Spirit AeroSystems Holdings, Inc. Class A	1,608	78,615
TopBuild Corp. *	1,268	230,003
Toro Co.	4,597	392,998
Trane Technologies PLC	5,269	804,576
TransDigm Group, Inc. *	701	456,730
Trex Co., Inc. *	5,369	350,757
Union Pacific Corp.	18,878	5,157,658
United Parcel Service, Inc. Class B	33,626	7,211,432
Universal Display Corp.	2,008	335,236
Vertiv Holdings Co.	14,910	208,740
Vontier Corp.	4,244	107,755
Waste Management, Inc.	3,117	494,045
XPO Logistics, Inc. *	3,850	280,280
Xylem, Inc.	5,475	466,799

		53,660,718

Technology - 39.5%
Accenture PLC Class A	23,757	8,011,573
Adobe, Inc. *	21,892	9,974,433
Advanced Micro Devices, Inc. *	75,908	8,299,781
Allegro MicroSystems, Inc. * (Japan)	2,313	65,689
Alteryx, Inc. Class A *	2,728	195,134
Analog Devices, Inc.	9,703	1,602,741
ANSYS, Inc. *	1,682	534,287
Apple, Inc.	717,211	125,232,213

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Applied Materials, Inc.	41,182	$5,427,788
Aspen Technology, Inc. *	3,100	512,647
Atlassian Corp. PLC Class A *	6,471	1,901,374
Autodesk, Inc. *	10,228	2,192,372
Avalara, Inc. *	3,974	395,453
Azenta, Inc.	2,799	231,981
Bentley Systems, Inc. Class B	6,403	282,885
Bill.com Holdings, Inc. *	4,334	982,908
Broadcom, Inc.	18,756	11,810,278
Broadridge Financial Solutions, Inc.	4,873	758,775
C3.ai, Inc. Class A *	422	9,579
Cadence Design Systems, Inc. *	12,757	2,098,016
CDK Global, Inc.	612	29,792
Citrix Systems, Inc.	2,046	206,441
Cloudflare, Inc. Class A *	11,466	1,372,480
Coupa Software, Inc. *	3,455	351,132
Crowdstrike Holdings, Inc. Class A *	9,254	2,101,398
Datadog, Inc. Class A *	11,807	1,788,406
Dell Technologies, Inc. Class C *	6,128	307,564
DocuSign, Inc. *	8,953	959,045
DoubleVerify Holdings, Inc. *	2,758	69,419
Dropbox, Inc. Class A *	13,782	320,431
Duck Creek Technologies, Inc. *	449	9,932
Dynatrace, Inc. *	8,687	409,158
Elastic NV *	3,476	309,190
Entegris, Inc.	6,247	819,981
EPAM Systems, Inc. *	2,498	740,932
Everbridge, Inc. *	2,132	93,040
Fair Isaac Corp. *	1,182	551,356
Fiserv, Inc. *	1,889	191,545
Five9, Inc. *	3,131	345,662
Fortinet, Inc. *	6,216	2,124,256
Genpact Ltd.	300	13,053
GLOBALFOUNDRIES, Inc. *	1,278	79,773
Globant SA *	1,876	491,643
HP, Inc.	17,452	633,508
HubSpot, Inc. *	2,091	993,100
Informatica, Inc. Class A *	754	14,884
Intuit, Inc.	12,334	5,930,681
IPG Photonics Corp. *	45	4,939
Jack Henry & Associates, Inc.	877	172,813
Jamf Holding Corp. *	2,279	79,332
KLA Corp.	7,043	2,578,161
Lam Research Corp.	6,533	3,512,206
Manhattan Associates, Inc. *	1,565	217,081
Microchip Technology, Inc.	21,297	1,600,257
Micron Technology, Inc.	7,183	559,484
Microsoft Corp.	350,174	107,962,146
MKS Instruments, Inc.	2,165	324,750
MongoDB, Inc. *	2,947	1,307,260
Monolithic Power Systems, Inc.	2,104	1,021,871
MSCI, Inc.	2,602	1,308,494
nCino, Inc. *	2,604	106,712
NCR Corp. *	2,150	86,408
NetApp, Inc.	6,848	568,384
New Relic, Inc. *	2,442	163,321
Nutanix, Inc. Class A *	9,928	266,269
NVIDIA Corp.	111,161	30,331,390
NXP Semiconductors NV (China)	3,778	699,232
ON Semiconductor Corp. *	10,631	665,607
Oracle Corp.	69,811	5,775,464
Palantir Technologies, Inc. Class A *	77,046	1,057,842
Paychex, Inc.	13,038	1,779,296
Paycom Software, Inc. *	2,268	785,590
Paycor HCM, Inc. *	1,737	50,564
Pegasystems, Inc.	1,787	144,122
Playtika Holding Corp. *	4,896	94,640
Procore Technologies, Inc. *	1,990	115,340
PTC, Inc. *	4,891	526,858
Pure Storage, Inc. Class A *	11,850	418,423
QUALCOMM, Inc.	52,413	8,009,755
RingCentral, Inc. Class A *	3,792	444,460

	Shares	Value
salesforce.com, Inc. *	8,345	$1,771,810
ServiceNow, Inc. *	9,275	5,165,155
Skillz, Inc. *	19,398	58,194
Skyworks Solutions, Inc.	3,613	481,541
Smartsheet, Inc. Class A *	5,637	308,795
Snowflake, Inc. Class A *	8,843	2,026,197
Splunk, Inc. *	7,366	1,094,661
Synopsys, Inc. *	4,465	1,488,051
Take-Two Interactive Software, Inc. *	1,056	162,349
Teradata Corp. *	4,270	210,468
Teradyne, Inc.	7,562	894,055
Texas Instruments, Inc.	26,608	4,882,036
Thoughtworks Holding, Inc. *	776	16,149
Twilio, Inc. Class A *	2,172	357,967
Tyler Technologies, Inc. *	1,618	719,832
Unity Software, Inc. *	6,992	693,676
Veeva Systems, Inc. Class A *	6,431	1,366,330
VMware, Inc. Class A	3,836	436,805
Workday, Inc. Class A *	8,905	2,132,391
Zebra Technologies Corp. Class A *	2,471	1,022,253
Zoom Video Communications, Inc. Class A *	10,103	1,184,375
Zscaler, Inc. *	3,661	883,326
Zynga, Inc. Class A *	22,699	209,739

		402,082,335

Utilities - 0.0%
Brookfield Renewable Corp. Class A	1,715	75,117
NRG Energy, Inc.	5,126	196,633

		271,750

Total Common Stocks (Cost $697,214,663)		999,556,594

EXCHANGE-TRADED FUND - 1.6%
iShares Russell 1000 Growth	59,502	16,519,540

Total Exchange-Traded Fund (Cost $15,811,431)		16,519,540

	Principal Amount
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $1,051,900; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $1,073,030)	$1,051,900	1,051,900

Total Short-Term Investment (Cost $1,051,900)		1,051,900

TOTAL INVESTMENTS - 100.0% (Cost $714,077,994)		1,017,128,034

DERIVATIVES - 0.0%		126,793

OTHER ASSETS & LIABILITIES, NET - 0.0%		355,701

NET ASSETS - 100.0%		$1,017,610,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	06/22	4	$1,076,506	$1,189,500	$112,994
S&P 500 E-Mini Index	06/22	1	212,739	226,538	13,799

Total Futures Contracts					$126,793

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$999,556,594	$999,556,594	$-	$-
	Exchange-Traded Fund	16,519,540	16,519,540	-	-
	Short-Term Investment	1,051,900	-	1,051,900	-
	Derivatives:
	Equity Contracts
	Futures	126,793	126,793	-	-

	Total	$1,017,254,827	$1,016,202,927	$1,051,900	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Basic Materials - 2.9%
Air Products & Chemicals, Inc.	9,969	$2,491,353
Albemarle Corp.	5,237	1,158,163
Alcoa Corp.	8,294	746,709
Ashland Global Holdings, Inc.	2,457	241,793
Axalta Coating Systems Ltd. *	7,555	185,702
Celanese Corp.	3,121	445,897
CF Industries Holdings, Inc.	9,633	992,777
Chemours Co.	3,757	118,270
Cleveland-Cliffs, Inc. *	20,109	647,711
Diversey Holdings Ltd. *	1,646	12,460
Dow, Inc.	30,806	1,962,958
DuPont de Nemours, Inc.	23,150	1,703,377
Eastman Chemical Co.	6,033	676,058
Ecolab, Inc.	1,386	244,712
Element Solutions, Inc.	10,421	228,220
FMC Corp.	4,265	561,146
Freeport-McMoRan, Inc.	46,636	2,319,675
Huntsman Corp.	9,339	350,306
International Flavors & Fragrances, Inc.	11,481	1,507,800
International Paper Co.	17,433	804,533
LyondellBasell Industries NV Class A	10,266	1,055,550
Mosaic Co.	16,721	1,111,946
NewMarket Corp.	320	103,802
Newmont Corp.	36,144	2,871,641
Nucor Corp.	12,274	1,824,530
Olin Corp.	5,893	308,086
PPG Industries, Inc.	6,166	808,178
Reliance Steel & Aluminum Co.	2,806	514,480
Royal Gold, Inc.	2,951	416,917
RPM International, Inc.	2,435	198,306
Southern Copper Corp. (Peru)	260	19,734
Steel Dynamics, Inc.	6,904	576,001
Sylvamo Corp. *	2,088	69,489
United States Steel Corp.	11,653	439,784
Valvoline, Inc.	8,157	257,435
Westlake Corp.	1,195	147,463

		28,122,962

Communications - 8.2%
Alphabet, Inc. Class A *	1,886	5,245,626
Alphabet, Inc. Class C *	1,734	4,843,045
Altice USA, Inc. Class A *	2,252	28,105
Arista Networks, Inc. *	1,150	159,827
AT&T, Inc.	322,189	7,613,326
Cable One, Inc.	122	178,637
Charter Communications, Inc. Class A *	294	160,383
Ciena Corp. *	6,945	421,075
Cisco Systems, Inc.	190,612	10,628,525
Comcast Corp. Class A	202,970	9,503,055
Corning, Inc.	22,701	837,894
Discovery, Inc. Class A *	7,440	185,405
Discovery, Inc. Class C *	14,208	354,774
DISH Network Corp. Class A *	11,192	354,227
DoorDash, Inc. Class A *	932	109,221
F5, Inc. *	2,713	566,881
FactSet Research Systems, Inc.	251	108,972
Figs, Inc. Class A *	2,722	58,577
Fox Corp. Class A	14,028	553,405
Fox Corp. Class B	6,683	242,459
GoDaddy, Inc. Class A *	6,791	568,407
IAC/InterActiveCorp *	3,444	345,364
Interpublic Group of Cos., Inc.	17,658	625,976
Juniper Networks, Inc.	14,390	534,732
Liberty Broadband Corp. Class A *	1,070	140,234
Liberty Broadband Corp. Class C *	6,354	859,823

	Shares	Value
Liberty Media Corp. - Liberty Formula One Class A *	1,249	$78,849
Liberty Media Corp. - Liberty Formula One Class C *	8,929	623,601
Liberty Media Corp. - Liberty SiriusXM Class A *	4,186	191,342
Liberty Media Corp. - Liberty SiriusXM Class C *	7,199	329,210
Lumen Technologies, Inc.	45,945	517,800
Mandiant, Inc. *	7,464	166,522
Motorola Solutions, Inc.	7,489	1,813,836
New York Times Co. Class A	7,433	340,729
News Corp. Class A	17,560	388,954
News Corp. Class B	5,501	123,883
Nexstar Media Group, Inc. Class A	1,653	311,557
NortonLifeLock, Inc.	18,200	482,664
Omnicom Group, Inc.	9,328	791,761
Opendoor Technologies, Inc. *	16,826	145,545
Paramount Global Class A	378	15,275
Paramount Global Class B	26,271	993,307
Sirius XM Holdings, Inc.	39,181	259,378
T-Mobile US, Inc.	26,569	3,410,131
TripAdvisor, Inc. *	2,409	65,332
Twitter, Inc. *	31,462	1,217,265
Uber Technologies, Inc. *	10,479	373,891
Ubiquiti, Inc.	31	9,026
VeriSign, Inc. *	4,382	974,820
Verizon Communications, Inc.	189,519	9,654,098
Viasat, Inc. *	3,177	155,038
Vimeo, Inc. *	491	5,833
Walt Disney Co. *	77,720	10,660,075
Wayfair, Inc. Class A *	1,527	169,161
World Wrestling Entertainment, Inc. Class A	356	22,229

		79,519,067

Consumer, Cyclical - 6.7%
Advance Auto Parts, Inc.	2,808	581,144
Alaska Air Group, Inc. *	5,556	322,304
Allison Transmission Holdings, Inc.	1,455	57,123
American Airlines Group, Inc. *	28,761	524,888
Aptiv PLC *	9,935	1,189,319
Aramark	10,437	392,431
AutoNation, Inc. *	1,862	185,418
AutoZone, Inc. *	730	1,492,543
Bath & Body Works, Inc.	4,525	216,295
Best Buy Co., Inc.	8,334	757,561
BorgWarner, Inc.	10,791	419,770
Boyd Gaming Corp.	2,910	191,420
Brunswick Corp.	3,022	244,450
Burlington Stores, Inc. *	135	24,593
Caesars Entertainment, Inc. *	3,482	269,368
Capri Holdings Ltd. *	6,501	334,086
CarMax, Inc. *	6,716	647,960
Carnival Corp. *	38,885	786,255
Carter’s, Inc.	1,865	171,561
Casey’s General Stores, Inc.	1,660	328,962
Columbia Sportswear Co.	1,656	149,918
Copa Holdings SA Class A * (Panama)	1,444	120,776
Core & Main, Inc. Class A *	1,979	47,872
Costco Wholesale Corp.	1,296	746,302
Cummins, Inc.	6,467	1,326,446
Darden Restaurants, Inc.	1,836	244,096
Deckers Outdoor Corp. *	1,050	287,458
Dick’s Sporting Goods, Inc.	2,717	271,754
Dolby Laboratories, Inc. Class A	2,892	226,212
Dollar General Corp.	6,018	1,339,787
Dollar Tree, Inc. *	10,033	1,606,785
Domino’s Pizza, Inc.	523	212,866
DR Horton, Inc.	8,689	647,417
Fastenal Co.	2,922	173,567
Foot Locker, Inc.	4,010	118,937

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Ford Motor Co.	176,449	$2,983,753
Gap, Inc.	9,067	127,663
General Motors Co. *	62,000	2,711,880
Gentex Corp.	10,658	310,894
Genuine Parts Co.	6,275	790,775
Hanesbrands, Inc.	6,692	99,644
Harley-Davidson, Inc.	6,898	271,781
Hasbro, Inc.	5,762	472,023
Hilton Worldwide Holdings, Inc. *	4,074	618,189
Hyatt Hotels Corp. Class A *	2,228	212,663
JetBlue Airways Corp. *	14,257	213,142
Kohl’s Corp.	6,223	376,243
Lear Corp.	2,704	385,563
Leggett & Platt, Inc.	5,989	208,417
Lennar Corp. Class A	11,592	940,923
Lennar Corp. Class B	721	49,280
Leslie’s, Inc. *	436	8,441
Lithia Motors, Inc.	1,204	361,344
Live Nation Entertainment, Inc. *	3,834	451,032
LKQ Corp.	12,255	556,500
Madison Square Garden Sports Corp. *	568	101,876
Marriott Vacations Worldwide Corp.	1,876	295,845
McDonald’s Corp.	27,689	6,846,936
MGM Resorts International	17,010	713,399
MSC Industrial Direct Co., Inc. Class A	2,021	172,209
Newell Brands, Inc.	17,133	366,818
Nordstrom, Inc.	609	16,510
Norwegian Cruise Line Holdings Ltd. *	16,635	363,974
NVR, Inc. *	47	209,962
O’Reilly Automotive, Inc. *	2,087	1,429,511
Olaplex Holdings, Inc. *	2,397	37,465
Ollie’s Bargain Outlet Holdings, Inc. *	2,947	126,603
PACCAR, Inc.	15,355	1,352,315
Penn National Gaming, Inc. *	6,950	294,819
Penske Automotive Group, Inc.	1,388	130,083
Petco Health & Wellness Co., Inc. *	2,659	52,037
Planet Fitness, Inc. Class A *	1,230	103,910
Polaris, Inc.	877	92,366
PulteGroup, Inc.	7,912	331,513
PVH Corp.	3,140	240,555
QuantumScape Corp. *	3,172	63,408
Qurate Retail, Inc. Class A	18,643	88,741
Ralph Lauren Corp.	2,045	231,985
Rivian Automotive, Inc. Class A *	4,990	250,698
Royal Caribbean Cruises Ltd. *	9,875	827,327
SiteOne Landscape Supply, Inc. *	994	160,720
Six Flags Entertainment Corp. *	2,316	100,746
Skechers USA, Inc. Class A *	5,335	217,455
Southwest Airlines Co. *	26,620	1,219,196
Tapestry, Inc.	10,712	397,951
Target Corp.	11,919	2,529,450
Thor Industries, Inc.	1,436	113,013
Toll Brothers, Inc.	2,923	137,439
Travel & Leisure Co.	1,473	85,346
TuSimple Holdings, Inc. Class A *	6,646	81,081
Under Armour, Inc. Class A *	9,235	157,180
Under Armour, Inc. Class C *	9,903	154,091
United Airlines Holdings, Inc.	14,565	675,233
Univar Solutions, Inc. *	7,535	242,175
VF Corp.	5,209	296,184
Victoria’s Secret, Inc. *	1,702	87,415
Virgin Galactic Holdings, Inc. *	471	4,653
Vroom, Inc. *	3,031	8,062
Walgreens Boots Alliance, Inc.	32,340	1,447,862
Walmart, Inc.	63,793	9,500,054
Watsco, Inc.	1,471	448,125
Whirlpool Corp.	2,584	446,464
Williams-Sonoma, Inc.	812	117,740
WW Grainger, Inc.	352	181,558
Wyndham Hotels & Resorts, Inc.	1,524	129,068
Yum China Holdings, Inc. (China)	17,798	739,329
Yum! Brands, Inc.	11,933	1,414,418

		64,640,667

	Shares	Value
Consumer, Non-Cyclical - 24.7%
Abbott Laboratories	39,172	$4,636,398
Acadia Healthcare Co., Inc. *	3,983	261,006
Adaptive Biotechnologies Corp. *	531	7,370
ADT, Inc.	9,049	68,682
agilon health, Inc. *	1,005	25,477
Albertsons Cos., Inc. Class A	7,318	243,323
Altria Group, Inc.	36,529	1,908,640
Amedisys, Inc. *	131	22,570
AMERCO	403	240,567
AmerisourceBergen Corp.	6,692	1,035,319
Amgen, Inc.	4,456	1,077,550
Anthem, Inc.	11,046	5,426,016
Archer-Daniels-Midland Co.	25,093	2,264,894
Automatic Data Processing, Inc.	1,515	344,723
Avery Dennison Corp.	1,749	304,274
Baxter International, Inc.	22,664	1,757,367
Becton Dickinson and Co.	12,871	3,423,686
Beyond Meat, Inc. *	178	8,599
Bio-Rad Laboratories, Inc. Class A *	956	538,448
Biogen, Inc. *	6,592	1,388,275
BioMarin Pharmaceutical, Inc. *	8,218	633,608
Boston Scientific Corp. *	63,970	2,833,231
Bright Horizons Family Solutions, Inc. *	636	84,391
Bristol-Myers Squibb Co.	98,359	7,183,158
Brown-Forman Corp. Class A	1,262	79,178
Brown-Forman Corp. Class B	4,165	279,138
Bunge Ltd.	6,190	685,914
Campbell Soup Co.	8,790	391,770
Cardinal Health, Inc.	5,112	289,850
Catalent, Inc. *	5,864	650,318
Centene Corp. *	26,078	2,195,507
Certara, Inc. *	2,118	45,495
Charles River Laboratories International, Inc. *	110	31,237
Chegg, Inc. *	1,171	42,484
Chemed Corp.	499	252,768
Church & Dwight Co., Inc.	10,332	1,026,794
Cigna Corp.	14,676	3,516,516
Cintas Corp.	268	114,005
Clarivate PLC *	20,963	351,340
Clorox Co.	1,052	146,260
Coca-Cola Co.	51,486	3,192,132
Colgate-Palmolive Co.	17,696	1,341,888
Conagra Brands, Inc.	21,109	708,629
Constellation Brands, Inc. Class A	7,035	1,620,301
Cooper Cos., Inc.	2,181	910,764
Corteva, Inc.	32,893	1,890,690
CoStar Group, Inc. *	3,954	263,376
Coty, Inc. Class A *	15,808	142,114
CVS Health Corp.	59,366	6,008,433
Danaher Corp.	27,111	7,952,470
Darling Ingredients, Inc. *	6,893	554,059
DaVita, Inc. *	978	110,622
DENTSPLY SIRONA, Inc.	9,790	481,864
Driven Brands Holdings, Inc. *	2,948	77,473
Dun & Bradstreet Holdings, Inc. *	7,259	127,178
Elanco Animal Health, Inc. *	20,054	523,209
Eli Lilly & Co.	8,029	2,299,265
Encompass Health Corp.	1,877	133,473
Envista Holdings Corp. *	7,246	352,953
Equifax, Inc.	3,374	799,975
Euronet Worldwide, Inc. *	734	95,530
Exact Sciences Corp. *	450	31,464
Exelixis, Inc. *	1,565	35,479
FleetCor Technologies, Inc. *	2,759	687,157
Flowers Foods, Inc.	8,530	219,306
FTI Consulting, Inc. *	1,511	237,559
General Mills, Inc.	27,207	1,842,458

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Gilead Sciences, Inc.	56,621	$3,366,118
Global Payments, Inc.	12,753	1,745,121
Globus Medical, Inc. Class A *	3,349	247,089
Grand Canyon Education, Inc.*	1,786	173,438
Grocery Outlet Holding Corp. *	3,952	129,547
GXO Logistics, Inc. *	835	59,569
H&R Block, Inc.	1,641	42,732
Hain Celestial Group, Inc. *	4,342	149,365
Henry Schein, Inc. *	6,254	545,286
Herbalife Nutrition Ltd. *	3,964	120,347
Hershey Co.	936	202,766
Hologic, Inc. *	11,148	856,389
Horizon Therapeutics PLC *	7,996	841,259
Hormel Foods Corp.	12,743	656,774
Humana, Inc.	5,815	2,530,514
ICU Medical, Inc. *	917	204,161
Incyte Corp. *	1,305	103,643
Ingredion, Inc.	3,020	263,193
Integra LifeSciences Holdings Corp. *	3,256	209,231
Ionis Pharmaceuticals, Inc. *	389	14,409
Iovance Biotherapeutics, Inc. *	5,644	93,973
IQVIA Holdings, Inc. *	4,349	1,005,532
J M Smucker Co.	4,727	640,083
Jazz Pharmaceuticals PLC *	2,699	420,153
Johnson & Johnson	118,844	21,062,722
Kellogg Co.	6,306	406,674
Keurig Dr Pepper, Inc.	31,493	1,193,585
Kimberly-Clark Corp.	7,554	930,351
Kraft Heinz Co.	31,303	1,233,025
Kroger Co.	32,946	1,890,112
Laboratory Corp. of America Holdings *	4,196	1,106,317
Lamb Weston Holdings, Inc.	4,630	277,383
Legalzoom.com, Inc. *	2,472	34,954
ManpowerGroup, Inc.	2,446	229,728
Masimo Corp. *	670	97,512
McCormick & Co., Inc.	11,242	1,121,952
McKesson Corp.	5,789	1,772,187
Medtronic PLC	60,557	6,718,799
Merck & Co., Inc.	114,269	9,375,771
Mirati Therapeutics, Inc. *	229	18,828
Mister Car Wash, Inc. *	1,318	19,493
Molina Healthcare, Inc. *	2,203	734,899
Molson Coors Beverage Co. Class B	8,042	429,282
Mondelez International, Inc. Class A	62,157	3,902,216
Monster Beverage Corp. *	1,295	103,471
Moody’s Corp.	385	129,903
Morningstar, Inc.	147	40,156
Natera, Inc. *	190	7,729
Nektar Therapeutics *	7,858	42,355
Nielsen Holdings PLC	16,102	438,618
Oak Street Health, Inc. *	349	9,381
Organon & Co.	11,427	399,145
Paysafe Ltd. *	25,638	86,913
PepsiCo, Inc.	10,594	1,773,224
PerkinElmer, Inc.	5,682	991,282
Perrigo Co. PLC	6,016	231,195
Pfizer, Inc.	251,802	13,035,790
Philip Morris International, Inc.	70,234	6,597,782
Pilgrim’s Pride Corp. *	1,067	26,782
Post Holdings, Inc. *	2,702	187,141
Premier, Inc. Class A	5,629	200,336
Procter & Gamble Co.	108,552	16,586,746
QIAGEN NV	10,225	501,025
Quanta Services, Inc.	6,374	838,882
Quest Diagnostics, Inc.	5,493	751,772
Quidel Corp. *	1,656	186,234
Regeneron Pharmaceuticals, Inc. *	4,115	2,873,998
Repligen Corp. *	111	20,878
ResMed, Inc.	648	157,146
Reynolds Consumer Products, Inc.	2,849	83,590
Robert Half International, Inc.	712	81,296
Rollins, Inc.	632	22,152

	Shares	Value
Royalty Pharma PLC Class A	5,978	$232,903
S&P Global, Inc.	7,941	3,257,239
Sage Therapeutics, Inc. *	2,861	94,699
Seaboard Corp.	11	46,260
Seagen, Inc. *	694	99,971
Service Corp. International	7,228	475,747
Spectrum Brands Holdings, Inc.	1,804	160,051
STERIS PLC	3,318	802,193
StoneCo Ltd. Class A * (Brazil)	536	6,271
Stryker Corp.	9,010	2,408,823
Syneos Health, Inc. *	3,992	323,152
Tandem Diabetes Care, Inc. *	125	14,536
Teladoc Health, Inc. *	6,807	490,989
Teleflex, Inc.	1,733	614,920
Terminix Global Holdings, Inc. *	5,461	249,185
Thermo Fisher Scientific, Inc.	16,126	9,524,822
TransUnion	2,734	282,532
Tyson Foods, Inc. Class A	12,942	1,159,991
Ultragenyx Pharmaceutical, Inc. *	986	71,603
United Rentals, Inc. *	2,128	755,887
United Therapeutics Corp. *	1,988	356,667
UnitedHealth Group, Inc.	39,505	20,146,365
Universal Health Services, Inc. Class B	3,202	464,130
US Foods Holding Corp. *	9,950	374,418
Verisk Analytics, Inc.	2,596	557,179
Vertex Pharmaceuticals, Inc. *	6,885	1,796,778
Viatris, Inc.	54,455	592,470
Waters Corp. *	235	72,942
WEX, Inc. *	516	92,080
Zimmer Biomet Holdings, Inc.	9,407	1,203,155
Zimvie, Inc. *	766	17,495
Zoetis, Inc.	1,113	209,901

		238,992,725

Energy - 7.0%
Antero Midstream Corp.	15,057	163,670
APA Corp.	16,331	674,960
Baker Hughes Co.	33,212	1,209,249
Chevron Corp.	87,260	14,208,546
ConocoPhillips	59,511	5,951,100
Continental Resources, Inc.	2,627	161,114
Coterra Energy, Inc.	30,128	812,552
Devon Energy Corp.	30,380	1,796,369
Diamondback Energy, Inc.	4,281	586,839
DTE Midstream LLC *	4,398	238,635
EOG Resources, Inc.	23,167	2,762,201
EQT Corp.	13,715	471,933
Exxon Mobil Corp.	191,015	15,775,929
First Solar, Inc. *	4,774	399,775
Fluence Energy, Inc. *	742	9,728
Halliburton Co.	37,814	1,432,016
Hess Corp.	11,647	1,246,695
HF Sinclair Corp.	5,946	236,948
Kinder Morgan, Inc.	87,724	1,658,861
Marathon Oil Corp.	34,891	876,113
Marathon Petroleum Corp.	27,714	2,369,547
NOV, Inc.	17,549	344,136
Occidental Petroleum Corp.	33,248	1,886,492
ONEOK, Inc.	19,991	1,411,964
Phillips 66	21,057	1,819,114
Pioneer Natural Resources Co.	5,389	1,347,412
Schlumberger NV	63,075	2,605,628
Shoals Technologies Group, Inc. Class A *	5,294	90,210
Sunrun, Inc. *	9,116	276,853
Targa Resources Corp.	10,151	766,096
Valero Energy Corp.	18,400	1,868,336
Williams Cos., Inc.	54,787	1,830,434

		67,289,455

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Financial - 24.5%
Affiliated Managers Group, Inc.	1,825	$257,234
Aflac, Inc.	29,038	1,869,757
AGNC Investment Corp. REIT	23,613	309,330
Air Lease Corp.	4,935	220,348
Alexandria Real Estate Equities, Inc. REIT	7,503	1,509,979
Alleghany Corp. *	533	451,451
Alliance Data Systems Corp.	2,413	135,490
Allstate Corp.	12,616	1,747,442
Ally Financial, Inc.	15,215	661,548
American Campus Communities, Inc. REIT	6,166	345,111
American Express Co.	10,114	1,891,318
American Financial Group, Inc.	3,054	444,723
American Homes 4 Rent Class A REIT	13,262	530,878
American International Group, Inc.	37,448	2,350,611
Americold Realty Trust REIT	12,014	334,950
Ameriprise Financial, Inc.	2,223	667,700
Annaly Capital Management, Inc. REIT	63,631	447,962
Aon PLC Class A	4,049	1,318,476
Apartment Income REIT Corp. REIT	7,038	376,251
Apollo Global Management, Inc.	5,982	370,824
Arch Capital Group Ltd. *	12,747	617,210
Ares Management Corp. Class A	949	77,087
Arthur J Gallagher & Co.	9,230	1,611,558
Assurant, Inc.	2,559	465,303
Assured Guaranty Ltd.	3,034	193,144
AvalonBay Communities, Inc. REIT	6,282	1,560,260
Axis Capital Holdings Ltd.	3,488	210,919
Bank of America Corp.	320,719	13,220,037
Bank of Hawaii Corp.	1,792	150,385
Bank of New York Mellon Corp.	33,208	1,648,113
Bank OZK	5,390	230,153
Berkshire Hathaway, Inc. Class B *	82,734	29,197,656
BlackRock, Inc.	6,447	4,926,604
BOK Financial Corp.	1,366	128,336
Boston Properties, Inc. REIT	7,034	905,979
Brighthouse Financial, Inc. *	3,594	185,666
Brixmor Property Group, Inc. REIT	13,333	344,125
Brown & Brown, Inc.	9,949	719,014
Camden Property Trust REIT	4,453	740,089
Capital One Financial Corp.	18,530	2,432,804
Carlyle Group, Inc.	7,311	357,581
Cboe Global Markets, Inc.	4,791	548,186
CBRE Group, Inc. Class A *	14,249	1,304,068
Charles Schwab Corp.	67,836	5,719,253
Chubb Ltd.	19,336	4,135,970
Cincinnati Financial Corp.	6,749	917,594
Citigroup, Inc.	89,487	4,778,606
Citizens Financial Group, Inc.	15,755	714,174
CME Group, Inc.	16,166	3,845,245
CNA Financial Corp.	1,353	65,783
Comerica, Inc.	5,904	533,899
Commerce Bancshares, Inc.	4,972	355,945
Cousins Properties, Inc. REIT	6,676	268,976
Credit Acceptance Corp. *	328	180,521
CubeSmart REIT	9,819	510,883
Cullen/Frost Bankers, Inc.	2,572	355,991
Digital Realty Trust, Inc. REIT	12,648	1,793,486
Discover Financial Services	5,836	643,069
Douglas Emmett, Inc. REIT	7,492	250,383
Duke Realty Corp. REIT	17,128	994,452
East West Bancorp, Inc.	6,357	502,330
EPR Properties REIT	3,333	182,348
Equinix, Inc. REIT	1,169	866,954
Equitable Holdings, Inc.	15,783	487,853
Equity LifeStyle Properties, Inc. REIT	3,762	287,718
Equity Residential REIT	16,608	1,493,391
Erie Indemnity Co. Class A	428	75,384
Essex Property Trust, Inc. REIT	2,920	1,008,802
Evercore, Inc. Class A	1,715	190,914
Everest Re Group Ltd.	1,353	407,767
Extra Space Storage, Inc. REIT	5,383	1,106,745
Federal Realty Investment Trust REIT	3,515	429,076
Fidelity National Financial, Inc.	12,288	600,146

	Shares	Value
Fifth Third Bancorp	30,711	$1,321,801
First American Financial Corp.	4,796	310,877
First Citizens BancShares, Inc. Class A	547	364,083
First Hawaiian, Inc.	5,733	159,893
First Horizon Corp.	23,833	559,837
First Industrial Realty Trust, Inc. REIT	5,795	358,768
First Republic Bank	8,024	1,300,690
FNB Corp.	15,403	191,767
Franklin Resources, Inc.	13,025	363,658
Gaming & Leisure Properties, Inc. REIT	10,496	492,577
Globe Life, Inc.	4,511	453,807
GoHealth, Inc. Class A *	786	927
Goldman Sachs Group, Inc.	13,878	4,581,128
Hanover Insurance Group, Inc.	1,608	240,428
Hartford Financial Services Group, Inc.	15,071	1,082,249
Healthcare Trust of America, Inc. Class A REIT	9,801	307,163
Healthpeak Properties, Inc. REIT	24,289	833,841
Highwoods Properties, Inc. REIT	4,747	217,128
Host Hotels & Resorts, Inc. REIT	31,851	618,865
Howard Hughes Corp. *	1,869	193,647
Hudson Pacific Properties, Inc. REIT	6,675	185,231
Huntington Bancshares, Inc.	64,704	945,972
Interactive Brokers Group, Inc. Class A	3,616	238,331
Intercontinental Exchange, Inc.	25,075	3,312,909
Invesco Ltd.	15,024	346,453
Invitation Homes, Inc. REIT	26,890	1,080,440
Iron Mountain, Inc. REIT	4,007	222,028
Janus Henderson Group PLC	7,615	266,677
JBG SMITH Properties REIT	5,503	160,798
Jefferies Financial Group, Inc.	9,651	317,035
Jones Lang LaSalle, Inc. *	2,275	544,771
JPMorgan Chase & Co.	132,440	18,054,221
Kemper Corp.	2,706	152,997
KeyCorp	41,813	935,775
Kilroy Realty Corp. REIT	5,229	399,600
Kimco Realty Corp. REIT	26,170	646,399
KKR & Co., Inc.	25,068	1,465,726
Lamar Advertising Co. Class A REIT	627	72,845
Lazard Ltd. Class A	4,849	167,291
Lemonade, Inc. *	1,166	30,747
Life Storage, Inc. REIT	3,670	515,378
Lincoln National Corp.	6,871	449,089
Loews Corp.	9,423	610,799
M&T Bank Corp.	5,780	979,710
Macerich Co. REIT	1	16
Markel Corp. *	507	747,947
Marsh & McLennan Cos., Inc.	20,207	3,443,677
Medical Properties Trust, Inc. REIT	26,621	562,768
Mercury General Corp.	1,324	72,820
MetLife, Inc.	31,502	2,213,961
MGIC Investment Corp.	14,368	194,686
Mid-America Apartment Communities, Inc. REIT	5,198	1,088,721
Morgan Stanley	59,637	5,212,274
Nasdaq, Inc.	5,242	934,124
National Retail Properties, Inc. REIT	7,868	353,588
New Residential Investment Corp. REIT	19,886	218,348
New York Community Bancorp, Inc.	20,332	217,959
Northern Trust Corp.	9,250	1,077,162
Old Republic International Corp.	12,609	326,195
Omega Healthcare Investors, Inc. REIT	10,747	334,877
OneMain Holdings, Inc.	4,925	233,494
Orion Office REIT, Inc. REIT	3,575	50,050
PacWest Bancorp	5,223	225,268
Park Hotels & Resorts, Inc. REIT	10,959	214,029
People’s United Financial, Inc.	19,153	382,868
Pinnacle Financial Partners, Inc.	3,347	308,192
PNC Financial Services Group, Inc.	19,135	3,529,451
Popular, Inc.	3,567	291,567
Primerica, Inc.	1,765	241,487
Principal Financial Group, Inc.	11,626	853,465

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Progressive Corp.	26,342	$3,002,725
Prologis, Inc. REIT	33,243	5,368,080
Prosperity Bancshares, Inc.	4,022	279,046
Prudential Financial, Inc.	17,052	2,015,035
Public Storage REIT	1,604	626,009
Raymond James Financial, Inc.	7,895	867,739
Rayonier, Inc. REIT	6,402	263,250
Realty Income Corp. REIT	25,488	1,766,318
Regency Centers Corp. REIT	7,607	542,683
Regions Financial Corp.	43,318	964,259
Reinsurance Group of America, Inc.	3,020	330,569
RenaissanceRe Holdings Ltd. (Bermuda)	1,150	182,287
Rexford Industrial Realty, Inc. REIT	7,238	539,882
SBA Communications Corp. REIT	4,066	1,399,111
SEI Investments Co.	4,813	289,791
Signature Bank	2,764	811,206
Simon Property Group, Inc. REIT	1,925	253,253
SL Green Realty Corp REIT	3,048	247,437
SLM Corp.	12,759	234,255
Spirit Realty Capital, Inc. REIT	5,734	263,879
Starwood Property Trust, Inc. REIT	13,043	315,249
State Street Corp.	16,447	1,432,863
Stifel Financial Corp.	4,595	312,001
STORE Capital Corp. REIT	11,003	321,618
Sun Communities, Inc. REIT	5,161	904,672
SVB Financial Group *	2,551	1,427,157
Synchrony Financial	19,052	663,200
Synovus Financial Corp.	6,056	296,744
T Rowe Price Group, Inc.	6,862	1,037,466
TFS Financial Corp.	3,252	53,983
Tradeweb Markets, Inc. Class A	4,727	415,361
Travelers Cos., Inc.	10,863	1,984,996
Truist Financial Corp.	59,805	3,390,943
UDR, Inc. REIT	14,260	818,096
Umpqua Holdings Corp.	9,725	183,414
Unum Group	9,179	289,230
US Bancorp	60,534	3,217,382
UWM Holdings Corp.	2,320	10,510
Ventas, Inc. REIT	17,955	1,108,901
VICI Properties, Inc. REIT	28,339	806,528
Virtu Financial, Inc. Class A	4,057	151,002
Vornado Realty Trust REIT	7,903	358,164
Voya Financial, Inc.	3,862	256,244
W R Berkley Corp.	9,329	621,185
Webster Financial Corp.	8,038	451,093
Wells Fargo & Co.	175,399	8,499,836
Welltower, Inc. REIT	19,624	1,886,651
Western Alliance Bancorp	2,218	183,695
Western Union Co.	13,463	252,297
Weyerhaeuser Co. REIT	33,763	1,279,618
White Mountains Insurance Group Ltd.	132	149,984
Willis Towers Watson PLC	5,592	1,320,942
Wintrust Financial Corp.	2,552	237,157
WP Carey, Inc. REIT	8,515	688,353
Zions Bancorp NA	6,728	441,088

		237,117,105

Industrial - 10.3%
3M Co.	21,949	3,267,767
Acuity Brands, Inc.	1,558	294,929
AECOM	6,024	462,703
AGCO Corp.	2,535	370,186
Agilent Technologies, Inc.	1,465	193,863
Allegion PLC	990	108,682
Amcor PLC	68,162	772,275
AMETEK, Inc.	10,389	1,383,607
Amphenol Corp. Class A	7,605	573,037
AO Smith Corp.	5,826	372,223
AptarGroup, Inc.	2,958	347,565
Ardagh Group SA * Ω	291	4,890
Ardagh Metal Packaging SA *	4,387	35,666

	Shares	Value
Armstrong World Industries, Inc.	1,154	$103,872
Arrow Electronics, Inc. *	3,034	359,923
Avnet, Inc.	4,655	188,946
AZEK Co., Inc. *	2,756	68,459
Ball Corp.	10,062	905,580
Berry Global Group, Inc. *	6,084	352,629
Boeing Co. *	24,153	4,625,300
Builders FirstSource, Inc. *	8,534	550,784
BWX Technologies, Inc.	1,349	72,657
Carlisle Cos., Inc.	1,428	351,174
Carrier Global Corp.	20,524	941,436
Caterpillar, Inc.	3,368	750,458
CH Robinson Worldwide, Inc.	4,668	502,790
ChargePoint Holdings, Inc. *	10,272	204,207
Clean Harbors, Inc. *	2,281	254,651
Coherent, Inc. *	173	47,291
Colfax Corp. *	6,266	249,324
Crane Co.	2,221	240,490
Crown Holdings, Inc.	4,857	607,562
CSX Corp.	99,687	3,733,278
Curtiss-Wright Corp.	1,759	264,131
Donaldson Co., Inc.	4,879	253,366
Dover Corp.	6,466	1,014,515
Eagle Materials, Inc.	1,742	223,603
Eaton Corp. PLC	17,952	2,724,396
Emerson Electric Co.	26,901	2,637,643
Expeditors International of Washington, Inc.	2,054	211,891
FedEx Corp.	6,246	1,445,262
Flowserve Corp.	6,140	220,426
Fortive Corp.	14,721	896,951
Fortune Brands Home & Security, Inc.	4,541	337,305
frontdoor, Inc. *	954	28,477
Garmin Ltd.	6,821	809,039
Gates Industrial Corp. PLC *	3,757	56,580
General Dynamics Corp.	11,216	2,705,075
General Electric Co.	49,254	4,506,741
Graco, Inc.	2,912	203,025
Graphic Packaging Holding Co.	9,129	182,945
Hayward Holdings, Inc. *	2,267	37,678
HEICO Corp.	1,368	210,043
HEICO Corp. Class A	2,402	304,646
Hexcel Corp.	3,869	230,089
Honeywell International, Inc.	24,265	4,721,484
Howmet Aerospace, Inc.	15,871	570,404
Hubbell, Inc.	2,439	448,215
Huntington Ingalls Industries, Inc.	1,774	353,807
IDEX Corp.	3,421	655,908
Illinois Tool Works, Inc.	1,461	305,933
Ingersoll Rand, Inc.	17,724	892,403
ITT, Inc.	3,881	291,890
Jabil, Inc.	1,509	93,151
Jacobs Engineering Group, Inc.	5,823	802,468
JB Hunt Transport Services, Inc.	458	91,962
Johnson Controls International PLC	31,636	2,074,373
Keysight Technologies, Inc. *	4,605	727,452
Kirby Corp. *	2,683	193,686
Knight-Swift Transportation Holdings, Inc.	7,242	365,431
L3Harris Technologies, Inc.	8,819	2,191,257
Landstar System, Inc.	287	43,288
Lennox International, Inc.	1,486	383,180
Littelfuse, Inc.	1,078	268,864
Lockheed Martin Corp.	1,379	608,691
Louisiana-Pacific Corp.	3,662	227,483
Martin Marietta Materials, Inc.	2,802	1,078,462
Masco Corp.	10,775	549,525
MasTec, Inc. *	2,600	226,460
MDU Resources Group, Inc.	9,079	241,955
Mercury Systems, Inc. *	2,521	162,478
Middleby Corp. *	1,734	284,272
Mohawk Industries, Inc. *	2,476	307,519
MSA Safety, Inc.	1,177	156,188
National Instruments Corp.	5,973	242,444

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Nordson Corp.	2,168	$492,309
Norfolk Southern Corp.	10,790	3,077,524
Northrop Grumman Corp.	6,026	2,694,948
nVent Electric PLC	7,499	260,815
Old Dominion Freight Line, Inc.	369	110,213
Oshkosh Corp.	2,987	300,642
Otis Worldwide Corp.	19,172	1,475,285
Owens Corning	4,515	413,123
Packaging Corp. of America	4,223	659,253
Parker-Hannifin Corp.	4,835	1,371,980
Pentair PLC	7,448	403,756
Raytheon Technologies Corp.	67,518	6,689,008
Regal Rexnord Corp.	2,400	357,072
Republic Services, Inc.	9,468	1,254,510
Rockwell Automation, Inc.	2,056	575,742
Ryder System, Inc.	2,351	186,505
Schneider National, Inc. Class B	2,874	73,287
Sealed Air Corp.	3,054	204,496
Sensata Technologies Holding PLC *	7,007	356,306
Silgan Holdings, Inc.	3,876	179,187
Snap-on, Inc.	2,377	488,426
Sonoco Products Co.	4,417	276,328
Spirit AeroSystems Holdings, Inc. Class A	3,339	163,244
Stanley Black & Decker, Inc.	7,273	1,016,693
Stericycle, Inc. *	4,120	242,750
TD SYNNEX Corp.	1,912	197,338
Teledyne Technologies, Inc. *	2,070	978,344
Textron, Inc.	9,927	738,370
Timken Co.	2,892	175,544
TopBuild Corp. *	325	58,952
Toro Co.	204	17,440
Trane Technologies PLC	5,389	822,900
TransDigm Group, Inc. *	1,682	1,095,890
Trimble, Inc. *	11,283	813,956
Union Pacific Corp.	10,671	2,915,424
Valmont Industries, Inc.	943	225,000
Vontier Corp.	3,890	98,767
Vulcan Materials Co.	5,958	1,094,485
Waste Management, Inc.	16,007	2,537,110
Westinghouse Air Brake Technologies Corp.	8,076	776,669
Westrock Co.	11,715	550,956
Woodward, Inc.	2,778	347,000
XPO Logistics, Inc. *	829	60,351
Xylem, Inc.	2,750	234,465

		99,425,027

Technology - 7.5%
Accenture PLC Class A	5,622	1,895,907
Activision Blizzard, Inc.	34,823	2,789,671
Akamai Technologies, Inc. *	7,243	864,742
Amdocs Ltd.	5,538	455,279
Analog Devices, Inc.	14,232	2,350,842
ANSYS, Inc. *	2,292	728,054
Azenta, Inc.	777	64,398
Black Knight, Inc. *	6,847	397,058
Broadridge Financial Solutions, Inc.	557	86,730
C3.ai, Inc. Class A *	1,768	40,134
CACI International, Inc. Class A *	1,047	315,419
CDK Global, Inc.	4,448	216,529
Ceridian HCM Holding, Inc. *	5,900	403,324
Cerner Corp.	13,172	1,232,372
Change Healthcare, Inc. *	11,269	245,664
Cirrus Logic, Inc. *	2,563	217,317
Citrix Systems, Inc.	3,593	362,534
Cloudflare, Inc. Class A *	793	94,922
Cognizant Technology Solutions Corp. Class A	23,745	2,129,214
Concentrix Corp.	1,897	315,964
Datto Holding Corp. *	1,814	48,470
Definitive Healthcare Corp. *	1,270	31,305
Dell Technologies, Inc. Class C *	6,266	314,491
Duck Creek Technologies, Inc. *	3,334	73,748

	Shares	Value
DXC Technology Co. *	10,976	$358,147
Dynatrace, Inc. *	381	17,945
Electronic Arts, Inc.	12,631	1,597,948
Fastly, Inc. Class A *	5,495	95,503
Fidelity National Information Services, Inc.	27,437	2,755,224
Fiserv, Inc. *	25,139	2,549,095
Genpact Ltd.	7,837	340,988
GLOBALFOUNDRIES, Inc. *	1,309	81,708
Guidewire Software, Inc. *	3,779	357,569
Hewlett Packard Enterprise Co.	58,581	978,888
HP, Inc.	31,881	1,157,280
Informatica, Inc. Class A *	622	12,278
Intel Corp.	182,315	9,035,531
International Business Machines Corp.	40,307	5,240,716
IPG Photonics Corp. *	1,513	166,067
Jack Henry & Associates, Inc.	2,410	474,890
Jamf Holding Corp. *	284	9,886
Kyndryl Holdings, Inc. *	10,478	137,471
Leidos Holdings, Inc.	6,360	687,007
Loyalty Ventures, Inc. *	655	10,827
Lumentum Holdings, Inc. *	3,266	318,762
Manhattan Associates, Inc. *	1,331	184,623
Marvell Technology, Inc.	38,007	2,725,482
Microchip Technology, Inc.	3,879	291,468
Micron Technology, Inc.	43,559	3,392,810
MKS Instruments, Inc.	486	72,900
MSCI, Inc.	1,037	521,487
N-Able, Inc. *	1,225	11,147
NCR Corp. *	3,789	152,280
NetApp, Inc.	3,379	280,457
NXP Semiconductors NV (China)	8,280	1,532,462
ON Semiconductor Corp. *	8,756	548,213
Oracle Corp.	4,945	409,100
Paychex, Inc.	1,858	253,561
Paycor HCM, Inc. *	784	22,822
Pegasystems, Inc.	80	6,452
Procore Technologies, Inc. *	611	35,414
Pure Storage, Inc. Class A *	599	21,151
Qorvo, Inc. *	4,874	604,863
Roper Technologies, Inc.	4,727	2,232,231
Salesforce.com, Inc. *	34,080	7,235,866
Science Applications International Corp.	2,624	241,854
Signify Health, Inc. Class A *	3,880	70,422
Skyworks Solutions, Inc.	3,924	522,991
Snowflake, Inc. Class A *	559	128,084
SolarWinds Corp.	1,225	16,305
SS&C Technologies Holdings, Inc.	10,097	757,477
Synopsys, Inc. *	2,502	833,842
Take-Two Interactive Software, Inc. *	4,125	634,177
Teradata Corp. *	1,025	50,522
Texas Instruments, Inc.	15,831	2,904,672
Thoughtworks Holding, Inc. *	1,030	21,434
Twilio, Inc. Class A *	5,396	889,315
Tyler Technologies, Inc. *	256	113,892
VMware, Inc. Class A	6,314	718,975
Western Digital Corp. *	14,062	698,178
Wolfspeed, Inc. *	5,195	591,503
Xerox Holdings Corp.	5,933	119,669
Zynga, Inc. Class A *	25,138	232,275

		72,138,194

Utilities - 5.2%
AES Corp.	29,759	765,699
Alliant Energy Corp.	11,273	704,337
Ameren Corp.	11,469	1,075,333
American Electric Power Co., Inc.	22,563	2,251,111
American Water Works Co., Inc.	8,182	1,354,366
Atmos Energy Corp.	6,040	721,720
Avangrid, Inc.	2,601	121,571
Brookfield Renewable Corp. Class A	4,309	188,734
CenterPoint Energy, Inc.	26,740	819,314

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
CMS Energy Corp.	13,024	$910,899
Consolidated Edison, Inc.	15,955	1,510,619
Constellation Energy Corp.	14,670	825,188
Dominion Energy, Inc.	36,325	3,086,535
DTE Energy Co.	8,696	1,149,698
Duke Energy Corp.	34,701	3,874,714
Edison International	16,804	1,177,960
Entergy Corp.	9,031	1,054,369
Essential Utilities, Inc.	10,386	531,036
Evergy, Inc.	10,304	704,175
Eversource Energy	15,469	1,364,211
Exelon Corp.	44,009	2,096,149
FirstEnergy Corp.	24,513	1,124,166
Hawaiian Electric Industries, Inc.	4,748	200,888
IDACORP, Inc.	2,267	261,521
National Fuel Gas Co.	3,930	269,991
NextEra Energy, Inc.	88,449	7,492,515
NiSource, Inc.	17,646	561,143
NRG Energy, Inc.	5,984	229,546
OGE Energy Corp.	8,992	366,694
PG&E Corp. *	89,630	1,070,182
Pinnacle West Capital Corp.	5,077	396,514
PPL Corp.	33,883	967,698
Public Service Enterprise Group, Inc.	22,728	1,590,960
Sempra Energy	14,415	2,423,450
Southern Co.	47,704	3,459,017
UGI Corp.	9,369	339,345
Vistra Corp.	21,574	501,596
WEC Energy Group, Inc.	14,222	1,419,498
Xcel Energy, Inc.	24,265	1,751,205

		50,713,667

Total Common Stocks (Cost $737,896,447)		937,958,869

EXCHANGE-TRADED FUND - 1.6%

iShares Russell 1000 Value	90,165	14,965,587

Total Exchange-Traded Fund (Cost $14,825,510)		14,965,587

	Principal Amount
SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $12,634,103; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $12,886,818)	$12,634,103	12,634,103

Total Short-Term Investment (Cost $12,634,103)		12,634,103

TOTAL INVESTMENTS - 99.9% (Cost $765,356,060)		965,558,559

Value

DERIVATIVES - 0.0%	$238,999

OTHER ASSETS & LIABILITIES, NET - 0.1%	735,933

NET ASSETS - 100.0%	$966,533,491

Notes to Schedule of Investments

(a)

An investment with a value of $4,890 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/22	37	$8,162,800	$8,381,887	$219,087
S&P MID 400 E-Mini Index	06/22	17	4,551,728	4,571,640	19,912

Total Futures Contracts					$238,999

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$28,122,962	$28,122,962	$-	$-
	Communications	79,519,067	79,519,067	-	-
	Consumer, Cyclical	64,640,667	64,640,667	-	-
	Consumer, Non-Cyclical	238,992,725	238,992,725	-	-
	Energy	67,289,455	67,289,455	-	-
	Financial	237,117,105	237,117,105	-	-
	Industrial	99,425,027	99,420,137	4,890	-
	Technology	72,138,194	72,138,194	-	-
	Utilities	50,713,667	50,713,667	-	-

	Total Common Stocks	937,958,869	937,953,979	4,890	-

	Exchange-Traded Fund	14,965,587	14,965,587	-	-
	Short-Term Investment	12,634,103	-	12,634,103	-
	Derivatives:
	Equity Contracts
	Futures	238,999	238,999	-	-

	Total	$965,797,558	$953,158,565	$12,638,993	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 3.7%
Albemarle Corp.	5,028	$1,111,942
Alcoa Corp.	7,965	717,089
Ashland Global Holdings, Inc.	2,184	214,927
Axalta Coating Systems Ltd. *	8,643	212,445
Celanese Corp.	4,718	674,061
CF Industries Holdings, Inc.	9,248	953,099
Chemours Co.	6,748	212,427
Cleveland-Cliffs, Inc. *	19,428	625,776
Diversey Holdings Ltd. *	4,021	30,439
Eastman Chemical Co.	5,807	650,732
Element Solutions, Inc.	9,812	214,883
FMC Corp.	5,484	721,530
Huntsman Corp.	9,147	343,104
International Flavors & Fragrances, Inc.	11,022	1,447,519
International Paper Co.	16,737	772,413
LyondellBasell Industries NV Class A	11,239	1,155,594
Mosaic Co.	16,053	1,067,525
NewMarket Corp.	269	87,258
Nucor Corp.	11,784	1,751,692
Olin Corp.	6,005	313,941
PPG Industries, Inc.	10,242	1,342,419
Reliance Steel & Aluminum Co.	2,714	497,612
Royal Gold, Inc.	2,881	407,028
RPM International, Inc.	5,588	455,087
Steel Dynamics, Inc.	8,163	681,039
Sylvamo Corp. *	1,445	48,090
United States Steel Corp.	11,372	429,179
Valvoline, Inc.	7,681	242,412
Westlake Corp.	1,406	173,500

		17,554,762

Communications - 7.3%
Altice USA, Inc. Class A *	8,897	111,034
Anaplan, Inc. *	6,300	409,815
Arista Networks, Inc. *	10,419	1,448,033
Cable One, Inc.	239	349,953
CDW Corp.	5,861	1,048,474
Ciena Corp. *	6,775	410,768
CommScope Holding Co., Inc. *	8,512	67,075
Corning, Inc.	32,922	1,215,151
Discovery, Inc. Class A *	7,005	174,565
Discovery, Inc. Class C *	13,378	334,049
DISH Network Corp. Class A *	10,538	333,528
DoorDash, Inc. Class A *	6,342	743,219
Etsy, Inc. *	5,478	680,806
Expedia Group, Inc. *	6,273	1,227,438
F5, Inc. *	2,622	547,867
FactSet Research Systems, Inc.	1,641	712,440
Figs, Inc. Class A *	3,202	68,907
Fox Corp. Class A	13,551	534,587
Fox Corp. Class B	6,293	228,310
GoDaddy, Inc. Class A *	7,291	610,257
IAC/InterActiveCorp *	3,242	325,108
Interpublic Group of Cos., Inc.	17,013	603,111
Juniper Networks, Inc.	13,943	518,122
Liberty Broadband Corp. Class A *	996	130,536
Liberty Broadband Corp. Class C *	6,100	825,452
Liberty Media Corp - Liberty Formula One Class A *	1,017	64,203
Liberty Media Corp. - Liberty Formula One Class C *	8,626	602,440
Liberty Media Corp. - Liberty SiriusXM Class A *	3,942	180,189
Liberty Media Corp. - Liberty SiriusXM Class C *	6,778	309,958
Lumen Technologies, Inc.	44,540	501,966

	Shares	Value
Lyft, Inc. Class A *	12,848	$493,363
Mandiant, Inc. *	9,940	221,761
Match Group, Inc. *	12,226	1,329,455
Motorola Solutions, Inc.	7,190	1,741,418
New York Times Co. Class A	6,999	320,834
News Corp. Class A	16,534	366,228
News Corp. Class B	5,138	115,708
Nexstar Media Group, Inc. Class A	1,670	314,762
NortonLifeLock, Inc.	23,827	631,892
Okta, Inc. *	5,453	823,185
Omnicom Group, Inc.	8,956	760,185
Opendoor Technologies, Inc. *	19,331	167,213
Palo Alto Networks, Inc. *	4,184	2,604,582
Paramount Global Class A	512	20,690
Paramount Global Class B	25,222	953,644
Pinterest, Inc. Class A *	24,666	607,030
Roku, Inc. *	5,108	639,879
Sirius XM Holdings, Inc.	36,892	244,225
Spotify Technology SA *	5,972	901,891
Switch, Inc. Class A	4,861	149,816
Trade Desk, Inc. Class A *	18,785	1,300,861
TripAdvisor, Inc. *	4,216	114,338
Twitter, Inc. *	33,749	1,305,749
Ubiquiti, Inc.	273	79,487
VeriSign, Inc. *	4,207	935,889
Viasat, Inc. *	2,992	146,010
Vimeo, Inc. *	6,098	72,444
Wayfair, Inc. Class A *	3,231	357,930
Wix.com Ltd. * (Israel)	2,261	236,184
World Wrestling Entertainment, Inc. Class A	1,824	113,890
Zendesk, Inc. *	5,230	629,117
Zillow Group, Inc. Class A *	2,519	121,491
Zillow Group, Inc. Class C *	7,064	348,184

		34,486,696

Consumer, Cyclical - 12.7%
Advance Auto Parts, Inc.	2,710	560,862
Alaska Air Group, Inc. *	5,490	318,475
Allison Transmission Holdings, Inc.	4,397	172,626
American Airlines Group, Inc. *	27,928	509,686
Aptiv PLC *	11,675	1,397,614
Aramark	10,210	383,896
AutoNation, Inc. *	1,753	174,564
AutoZone, Inc. *	892	1,823,765
Bath & Body Works, Inc.	10,354	494,921
Best Buy Co., Inc.	10,391	944,542
BorgWarner, Inc.	10,526	409,461
Boyd Gaming Corp.	3,481	228,980
Brunswick Corp.	3,263	263,944
Burlington Stores, Inc. *	2,889	526,289
Caesars Entertainment, Inc. *	8,826	682,779
Capri Holdings Ltd. *	6,122	314,610
CarMax, Inc. *	7,055	680,666
Carnival Corp. *	37,355	755,318
Carter’s, Inc.	1,756	161,534
Carvana Co. *	3,413	407,137
Casey’s General Stores, Inc.	1,563	309,740
Chipotle Mexican Grill, Inc. *	1,214	1,920,584
Choice Hotels International, Inc.	1,477	209,380
Churchill Downs, Inc.	1,625	360,393
Columbia Sportswear Co.	1,662	150,461
Copa Holdings SA Class A * (Panama)	1,337	111,827
Copart, Inc. *	9,043	1,134,625
Core & Main, Inc. Class A *	2,384	57,669
Cummins, Inc.	6,209	1,273,528
Darden Restaurants, Inc.	5,493	730,294
Deckers Outdoor Corp. *	1,144	313,193
Delta Air Lines, Inc. *	27,647	1,093,992
Dick’s Sporting Goods, Inc.	2,688	268,854
Dolby Laboratories, Inc. Class A	2,723	212,993
Dollar Tree, Inc. *	9,633	1,542,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Domino’s Pizza, Inc.	1,574	$640,634
DR Horton, Inc.	14,211	1,058,862
DraftKings, Inc. Class A *	13,768	268,063
Fastenal Co.	24,824	1,474,546
Five Below, Inc. *	2,422	383,572
Floor & Decor Holdings, Inc. Class A *	4,460	361,260
Foot Locker, Inc.	3,700	109,742
Freshpet, Inc. *	1,731	177,670
GameStop Corp. Class A *	2,724	453,764
Gap, Inc.	8,537	120,201
Gentex Corp.	10,035	292,721
Genuine Parts Co.	6,025	759,271
Hanesbrands, Inc.	14,717	219,136
Harley-Davidson, Inc.	6,847	269,772
Hasbro, Inc.	5,583	457,359
Hilton Worldwide Holdings, Inc. *	11,854	1,798,726
Hyatt Hotels Corp. Class A *	2,098	200,254
IAA, Inc. *	5,720	218,790
JetBlue Airways Corp. *	13,424	200,689
Kohl’s Corp.	6,086	367,960
Lear Corp.	2,645	377,151
Leggett & Platt, Inc.	5,639	196,237
Lennar Corp. Class A	11,129	903,341
Lennar Corp. Class B	664	45,384
Leslie’s, Inc. *	7,010	135,714
Lithia Motors, Inc.	1,289	386,855
Live Nation Entertainment, Inc. *	5,970	702,311
LKQ Corp.	11,840	537,654
Lululemon Athletica, Inc. *	4,934	1,802,045
Madison Square Garden Sports Corp. *	800	143,488
Marriott Vacations Worldwide Corp.	1,857	292,849
Mattel, Inc. *	15,371	341,390
MGM Resorts International	16,350	685,719
MSC Industrial Direct Co., Inc. Class A	1,903	162,155
Newell Brands, Inc.	16,763	358,896
Nordstrom, Inc.	4,687	127,065
Norwegian Cruise Line Holdings Ltd. *	15,663	342,706
NVR, Inc. *	136	607,549
O’Reilly Automotive, Inc. *	2,882	1,974,055
Olaplex Holdings, Inc. *	3,313	51,782
Ollie’s Bargain Outlet Holdings, Inc. *	2,665	114,488
PACCAR, Inc.	14,742	1,298,328
Peloton Interactive, Inc. Class A *	13,139	347,132
Penn National Gaming, Inc. *	6,984	296,261
Penske Automotive Group, Inc.	1,307	122,492
Petco Health & Wellness Co., Inc. *	2,845	55,677
Planet Fitness, Inc. Class A *	3,533	298,468
Polaris, Inc.	2,548	268,355
Pool Corp.	1,684	712,079
PulteGroup, Inc.	10,810	452,939
PVH Corp.	3,129	239,713
QuantumScape Corp. *	10,362	207,136
Qurate Retail, Inc. Class A	15,348	73,056
Ralph Lauren Corp.	1,926	218,485
RH *	780	254,350
Royal Caribbean Cruises Ltd. *	9,481	794,318
Scotts Miracle-Gro Co.	1,741	214,073
SiteOne Landscape Supply, Inc. *	1,869	302,199
Six Flags Entertainment Corp. *	3,271	142,289
Skechers USA, Inc. Class A *	5,587	227,726
Southwest Airlines Co. *	25,557	1,170,511
Tapestry, Inc.	11,578	430,123
Tempur Sealy International, Inc.	7,969	222,494
Thor Industries, Inc.	2,257	177,626
Toll Brothers, Inc.	4,626	217,515
Tractor Supply Co.	4,912	1,146,313
Travel & Leisure Co.	3,594	208,236
TuSimple Holdings, Inc. Class A *	5,622	68,588
Ulta Beauty, Inc.*	2,274	905,552
Under Armour, Inc. Class A *	7,991	136,007
Under Armour, Inc. Class C *	8,668	134,874
United Airlines Holdings, Inc.	14,047	651,219

	Shares	Value
Univar Solutions, Inc. *	7,095	$228,033
Vail Resorts, Inc.	1,747	454,692
VF Corp.	14,009	796,552
Victoria’s Secret, Inc. *	3,169	162,760
Virgin Galactic Holdings, Inc. *	7,456	73,665
Vroom, Inc. *	6,914	18,391
Watsco, Inc.	1,432	436,245
Wendy’s Co.	7,557	166,027
Whirlpool Corp.	2,508	433,332
Williams-Sonoma, Inc.	3,167	459,215
WW Grainger, Inc.	1,987	1,024,875
Wyndham Hotels & Resorts, Inc.	3,889	329,359
Wynn Resorts Ltd. *	4,658	371,429
YETI Holdings, Inc. *	3,628	217,607
Yum China Holdings, Inc. (China)	18,533	769,861
Yum! Brands, Inc.	12,521	1,484,114

		60,444,044

Consumer, Non-Cyclical - 17.2%
10X Genomics, Inc. Class A *	3,787	288,077
ABIOMED, Inc. *	1,925	637,637
Acadia Healthcare Co., Inc. *	3,965	259,826
Adaptive Biotechnologies Corp. *	4,615	64,056
ADT, Inc.	6,610	50,170
agilon health, Inc. *	7,079	179,453
Albertsons Cos., Inc. Class A	7,284	242,193
Alnylam Pharmaceuticals, Inc. *	5,188	847,148
Amedisys, Inc. *	1,360	234,314
AMERCO	402	239,970
AmerisourceBergen Corp.	6,424	993,857
Archer-Daniels-Midland Co.	24,091	2,174,454
Avantor, Inc. *	26,046	880,876
Avery Dennison Corp.	3,594	625,248
Beyond Meat, Inc. *	2,431	117,442
Bio-Rad Laboratories, Inc. Class A *	924	520,424
Bio-Techne Corp.	1,692	732,704
BioMarin Pharmaceutical, Inc. *	7,909	609,784
Booz Allen Hamilton Holding Corp.	5,734	503,675
Boston Beer Co., Inc. Class A *	395	153,446
Bright Horizons Family Solutions, Inc. *	2,652	351,894
Brown-Forman Corp. Class A	1,931	121,151
Brown-Forman Corp. Class B	7,992	535,624
Bruker Corp.	4,339	278,998
Bunge Ltd.	5,957	660,095
Campbell Soup Co.	8,604	383,480
Cardinal Health, Inc.	12,010	680,967
Catalent, Inc. *	7,359	816,113
Certara, Inc. *	4,795	102,997
Charles River Laboratories International, Inc. *	2,162	613,943
Chegg, Inc. *	5,735	208,066
Chemed Corp.	638	323,179
Church & Dwight Co., Inc.	10,475	1,041,005
Cintas Corp.	3,779	1,607,549
Clarivate PLC *	19,738	330,809
Clorox Co.	5,316	739,083
Conagra Brands, Inc.	20,309	681,773
Cooper Cos., Inc.	2,094	874,433
Corteva, Inc.	31,579	1,815,161
CoStar Group, Inc. *	16,946	1,128,773
Coty, Inc. Class A *	14,824	133,268
CureVac NV * (Germany)	2,626	51,496
Darling Ingredients, Inc. *	7,026	564,750
DaVita, Inc. *	2,695	304,831
DENTSPLY SIRONA, Inc.	9,501	467,639
Dexcom, Inc. *	4,171	2,133,884
Driven Brands Holdings, Inc. *	2,259	59,366
Dun & Bradstreet Holdings, Inc. *	6,791	118,978
Elanco Animal Health, Inc. *	19,394	505,989
Encompass Health Corp.	4,140	294,395
Envista Holdings Corp. *	6,823	332,348
Equifax, Inc.	5,241	1,242,641

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Euronet Worldwide, Inc. *	2,256	$293,618
Exact Sciences Corp. *	7,539	527,127
Exelixis, Inc. *	13,777	312,325
FleetCor Technologies, Inc. *	3,436	855,770
Flowers Foods, Inc.	7,950	204,394
FTI Consulting, Inc. *	1,422	223,567
Gartner, Inc. *	3,460	1,029,212
Globus Medical, Inc. Class A *	3,323	245,171
Grand Canyon Education, Inc. *	1,682	163,339
Grocery Outlet Holding Corp. *	3,705	121,450
Guardant Health, Inc. *	3,809	252,308
GXO Logistics, Inc. *	4,106	292,922
H&R Block, Inc.	6,986	181,915
Hain Celestial Group, Inc. *	3,737	128,553
Henry Schein, Inc. *	6,047	527,238
Herbalife Nutrition Ltd. *	4,305	130,700
Hershey Co.	6,330	1,371,268
Hologic, Inc. *	10,703	822,204
Horizon Therapeutics PLC *	9,442	993,393
Hormel Foods Corp.	12,281	632,963
ICU Medical, Inc. *	844	187,908
IDEXX Laboratories, Inc. *	3,661	2,002,787
Incyte Corp. *	8,016	636,631
Ingredion, Inc.	2,844	247,855
Insulet Corp. *	2,862	762,408
Integra LifeSciences Holdings Corp. *	3,065	196,957
Ionis Pharmaceuticals, Inc. *	5,948	220,314
Iovance Biotherapeutics, Inc. *	6,322	105,261
IQVIA Holdings, Inc. *	8,252	1,907,945
J M Smucker Co.	4,559	617,334
Jazz Pharmaceuticals PLC *	2,541	395,557
Kellogg Co.	10,910	703,586
Kroger Co.	31,631	1,814,670
Laboratory Corp. of America Holdings *	4,029	1,062,286
Lamb Weston Holdings, Inc.	6,192	370,963
Legalzoom.com, Inc. *	4,048	57,239
ManpowerGroup, Inc.	2,303	216,298
Maravai LifeSciences Holdings, Inc. Class A *	4,654	164,147
MarketAxess Holdings, Inc.	1,625	552,825
Masimo Corp. *	2,122	308,836
McCormick & Co., Inc.	10,794	1,077,241
McKesson Corp.	6,492	1,987,396
Mirati Therapeutics, Inc. *	1,776	146,023
Mister Car Wash, Inc. *	3,154	46,648
Molina Healthcare, Inc. *	2,494	831,973
Molson Coors Beverage Co. Class B	7,572	404,193
Morningstar, Inc.	1,043	284,916
Natera, Inc. *	3,539	143,966
Nektar Therapeutics *	7,304	39,369
Neurocrine Biosciences, Inc. *	4,115	385,781
Nielsen Holdings PLC	15,765	429,439
Novavax, Inc. *	3,365	247,832
Novocure Ltd. *	4,509	373,571
Oak Street Health, Inc. *	4,159	111,794
Organon & Co.	11,156	389,679
Paylocity Holding Corp.*	1,752	360,509
Paysafe Ltd. *	15,212	51,569
Penumbra, Inc. *	1,467	325,865
PerkinElmer, Inc.	5,456	951,854
Perrigo Co. PLC	5,665	217,706
Pilgrim’s Pride Corp. *	2,016	50,602
Post Holdings, Inc. *	2,432	168,440
Premier, Inc. Class A	5,025	178,840
QIAGEN NV	9,913	485,737
Quanta Services, Inc.	6,119	805,322
Quest Diagnostics, Inc.	5,274	721,800
Quidel Corp. *	1,559	175,325
Repligen Corp. *	2,398	451,040
ResMed, Inc.	6,225	1,509,625
Reynolds Consumer Products, Inc.	2,304	67,599
Robert Half International, Inc.	4,718	538,701
Rollins, Inc.	9,611	336,866

	Shares	Value
Royalty Pharma PLC Class A	14,157	$551,557
Sabre Corp. *	13,627	155,757
Sage Therapeutics, Inc. *	2,179	72,125
Sarepta Therapeutics, Inc. *	3,533	275,998
Seaboard Corp.	11	46,260
Seagen, Inc. *	5,839	841,108
Service Corp. International	7,024	462,320
Shift4 Payments, Inc. Class A *	1,821	112,774
Sotera Health Co. *	4,215	91,297
Spectrum Brands Holdings, Inc.	1,698	150,647
STERIS PLC	3,691	892,373
StoneCo Ltd. Class A * (Brazil)	9,380	109,746
Syneos Health, Inc. *	4,484	362,980
Tandem Diabetes Care, Inc. *	2,625	305,261
Teladoc Health, Inc.	6,611	476,851
Teleflex, Inc.	2,024	718,176
Terminix Global Holdings, Inc. *	5,141	234,584
TransUnion	8,279	855,552
Tyson Foods, Inc. Class A	12,425	1,113,653
Ultragenyx Pharmaceutical, Inc. *	2,761	200,504
United Rentals, Inc. *	3,128	1,111,097
United Therapeutics Corp. *	1,872	335,855
Universal Health Services, Inc. Class B	3,111	450,939
US Foods Holding Corp. *	9,748	366,817
Verisk Analytics, Inc.	6,867	1,473,864
Viatris, Inc.	52,565	571,907
Waters Corp. *	2,616	811,980
West Pharmaceutical Services, Inc.	3,179	1,305,647
WEX, Inc. *	1,895	338,163
Zimmer Biomet Holdings, Inc.	9,031	1,155,065
Zimvie, Inc. *	1,120	25,581

		81,974,335

Energy - 6.1%
Antero Midstream Corp.	14,178	154,115
APA Corp.	15,723	649,832
Baker Hughes Co.	31,886	1,160,969
Cheniere Energy, Inc.	10,133	1,404,940
Continental Resources, Inc.	2,758	169,148
Coterra Energy, Inc.	34,435	928,712
Devon Energy Corp.	29,166	1,724,586
Diamondback Energy, Inc.	7,813	1,071,006
DTE Midstream LLC *	4,094	222,140
Enphase Energy, Inc. *	5,631	1,136,223
EQT Corp.	13,411	461,473
First Solar, Inc. *	4,673	391,317
Fluence Energy, Inc. *	1,761	23,087
Halliburton Co.	38,336	1,451,784
Hess Corp.	11,998	1,284,266
HF Sinclair Corp.	6,471	257,869
Marathon Oil Corp.	33,497	841,110
Marathon Petroleum Corp.	26,607	2,274,898
New Fortress Energy, Inc.	1,296	55,223
NOV, Inc.	16,523	324,016
Occidental Petroleum Corp.	36,564	2,074,641
ONEOK, Inc.	19,193	1,355,602
Phillips 66	20,216	1,746,460
Pioneer Natural Resources Co.	9,338	2,334,780
Plug Power, Inc. *	22,220	635,714
Shoals Technologies Group, Inc. Class A *	4,429	75,470
Sunrun, Inc. *	9,023	274,029
Targa Resources Corp.	9,756	736,285
Texas Pacific Land Corp.	250	338,028
Valero Energy Corp.	17,665	1,793,704
Williams Cos., Inc.	52,599	1,757,333

		29,108,760

Financial - 20.2%
Affiliated Managers Group, Inc.	1,817	256,106
Aflac, Inc.	27,879	1,795,129
AGNC Investment Corp. REIT	22,233	291,252

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Air Lease Corp.	4,539	$202,666
Alexandria Real Estate Equities, Inc. REIT	7,203	1,449,604
Alleghany Corp. *	580	491,260
Alliance Data Systems Corp.	2,110	118,477
Ally Financial, Inc.	14,636	636,373
American Campus Communities, Inc. REIT	5,806	324,962
American Financial Group, Inc.	2,973	432,928
American Homes 4 Rent Class A REIT	12,850	514,386
Americold Realty Trust REIT	11,312	315,379
Ameriprise Financial, Inc.	4,839	1,453,442
Annaly Capital Management, Inc. REIT	61,856	435,466
Apartment Income REIT Corp. REIT	6,896	368,660
Apollo Global Management, Inc.	15,953	988,926
Arch Capital Group Ltd. *	16,081	778,642
Ares Management Corp. Class A	6,199	503,545
Arthur J Gallagher & Co.	8,862	1,547,305
Assurant, Inc.	2,411	438,392
Assured Guaranty Ltd.	2,856	181,813
AvalonBay Communities, Inc. REIT	6,031	1,497,919
Axis Capital Holdings Ltd.	3,284	198,583
Bank of Hawaii Corp.	1,687	141,573
Bank OZK	5,039	215,165
BOK Financial Corp.	1,278	120,068
Boston Properties, Inc. REIT	6,753	869,786
Brighthouse Financial, Inc. *	3,286	169,755
Brixmor Property Group, Inc. REIT	12,554	324,019
Brown & Brown, Inc.	10,147	733,324
Camden Property Trust REIT	4,280	711,336
Carlyle Group, Inc.	6,884	336,696
Cboe Global Markets, Inc.	4,629	529,650
CBRE Group, Inc. Class A *	14,445	1,322,006
Cincinnati Financial Corp.	6,480	881,021
Citizens Financial Group, Inc.	18,379	833,120
CNA Financial Corp.	1,166	56,691
Comerica, Inc.	5,705	515,903
Commerce Bancshares, Inc.	4,682	335,184
Cousins Properties, Inc. REIT	6,640	267,526
Credit Acceptance Corp. *	333	183,273
CubeSmart REIT	9,524	495,534
Cullen/Frost Bankers, Inc.	2,520	348,793
Discover Financial Services	12,452	1,372,086
Douglas Emmett, Inc. REIT	7,054	235,745
Duke Realty Corp. REIT	16,444	954,739
East West Bancorp, Inc.	6,154	486,289
EPR Properties REIT	3,138	171,680
Equitable Holdings, Inc.	14,861	459,354
Equity LifeStyle Properties, Inc. REIT	7,692	588,284
Equity Residential REIT	15,944	1,433,685
Erie Indemnity Co. Class A	1,064	187,402
Essex Property Trust, Inc. REIT	2,803	968,380
Evercore, Inc. Class A	1,616	179,893
Everest Re Group Ltd.	1,697	511,442
Extra Space Storage, Inc. REIT	5,673	1,166,369
Federal Realty Investment Trust REIT	3,428	418,456
Fidelity National Financial, Inc.	11,851	578,803
Fifth Third Bancorp	29,484	1,268,991
First American Financial Corp.	4,516	292,727
First Citizens BancShares, Inc. Class A	534	355,430
First Hawaiian, Inc.	5,398	150,550
First Horizon Corp.	23,049	541,421
First Industrial Realty Trust, Inc. REIT	5,456	337,781
First Republic Bank	7,704	1,248,818
FNB Corp.	14,503	180,562
Franklin Resources, Inc.	12,265	342,439
Gaming & Leisure Properties, Inc. REIT	10,195	478,451
Globe Life, Inc.	4,386	441,232
GoHealth, Inc. Class A *	1,950	2,301
Hanover Insurance Group, Inc.	1,514	226,373
Hartford Financial Services Group, Inc.	14,469	1,039,019
Healthcare Trust of America, Inc. Class A REIT	9,228	289,206
Healthpeak Properties, Inc. REIT	23,319	800,541

	Shares	Value
Highwoods Properties, Inc. REIT	4,358	$199,335
Host Hotels & Resorts, Inc. REIT	30,744	597,356
Howard Hughes Corp. *	1,760	182,354
Hudson Pacific Properties, Inc. REIT	6,285	174,409
Huntington Bancshares, Inc.	62,120	908,194
Interactive Brokers Group, Inc. Class A	3,405	224,424
Invesco Ltd.	14,148	326,253
Invitation Homes, Inc. REIT	25,816	1,037,287
Iron Mountain, Inc. REIT	12,428	688,636
Janus Henderson Group PLC	7,171	251,128
JBG SMITH Properties REIT	5,182	151,418
Jefferies Financial Group, Inc.	9,087	298,508
Jones Lang LaSalle, Inc. *	2,202	527,291
Kemper Corp.	2,548	144,064
KeyCorp	40,143	898,400
Kilroy Realty Corp. REIT	5,110	390,506
Kimco Realty Corp. REIT	25,216	622,835
KKR & Co., Inc.	24,067	1,407,198
Lamar Advertising Co. Class A REIT	3,779	439,044
Lazard Ltd. Class A	4,242	146,349
Lemonade, Inc. *	1,711	45,119
Life Storage, Inc. REIT	3,560	499,931
Lincoln National Corp.	7,839	512,357
Loews Corp.	9,090	589,214
LPL Financial Holdings, Inc.	3,453	630,794
M&T Bank Corp.	5,549	940,556
Markel Corp. *	585	863,015
Medical Properties Trust, Inc. REIT	25,755	544,461
Mercury General Corp.	1,129	62,095
MGIC Investment Corp.	13,529	183,318
Mid-America Apartment Communities, Inc. REIT	4,991	1,045,365
Nasdaq, Inc.	5,033	896,881
National Retail Properties, Inc. REIT	7,408	332,916
New Residential Investment Corp. REIT	18,352	201,505
New York Community Bancorp, Inc.	19,144	205,224
Northern Trust Corp.	8,881	1,034,192
Old Republic International Corp.	11,872	307,129
Omega Healthcare Investors, Inc. REIT	10,120	315,339
OneMain Holdings, Inc.	4,637	219,840
Orion Office REIT, Inc. REIT	2,821	39,494
PacWest Bancorp	4,918	212,113
Park Hotels & Resorts, Inc. REIT	9,956	194,441
People’s United Financial, Inc.	18,680	373,413
Pinnacle Financial Partners, Inc.	3,151	290,144
Popular, Inc.	3,358	274,483
Primerica, Inc.	1,662	227,395
Principal Financial Group, Inc.	11,161	819,329
Prosperity Bancshares, Inc.	3,983	276,341
Prudential Financial, Inc.	16,371	1,934,561
Raymond James Financial, Inc.	7,987	877,851
Rayonier, Inc. REIT	6,369	261,893
Realty Income Corp. REIT	24,470	1,695,771
Regency Centers Corp. REIT	7,367	525,562
Regions Financial Corp.	41,588	925,749
Reinsurance Group of America, Inc.	2,843	311,195
RenaissanceRe Holdings Ltd. (Bermuda)	1,940	307,509
Rexford Industrial Realty, Inc. REIT	7,009	522,801
Rocket Cos., Inc. Class A	5,383	59,859
SBA Communications Corp. REIT	4,686	1,612,453
SEI Investments Co.	4,763	286,780
Signature Bank	2,654	778,922
Simon Property Group, Inc. REIT	14,112	1,856,575
SL Green Realty Corp. REIT	2,870	232,987
SLM Corp.	11,803	216,703
Spirit Realty Capital, Inc. REIT	5,705	262,544
Starwood Property Trust, Inc. REIT	12,281	296,832
State Street Corp.	15,791	1,375,712
Stifel Financial Corp.	4,327	293,803
STORE Capital Corp. REIT	10,361	302,852
Sun Communities, Inc. REIT	4,955	868,562
SVB Financial Group*	2,449	1,370,093

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Synchrony Financial	22,499	$783,190
Synovus Financial Corp.	6,158	301,742
T Rowe Price Group, Inc.	9,848	1,488,919
TFS Financial Corp.	1,893	31,424
Tradeweb Markets, Inc. Class A	4,451	391,109
UDR, Inc. REIT	13,690	785,395
Umpqua Holdings Corp.	9,157	172,701
Unum Group	9,105	286,899
Upstart Holdings, Inc. *	2,149	234,434
UWM Holdings Corp.	4,728	21,418
Ventas, Inc. REIT	17,238	1,064,619
VICI Properties, Inc. REIT	27,207	774,311
Virtu Financial, Inc. Class A	3,719	138,421
Vornado Realty Trust REIT	7,441	337,226
Voya Financial, Inc.	4,678	310,385
W R Berkley Corp.	8,997	599,110
Webster Financial Corp.	7,805	438,017
Welltower, Inc. REIT	18,840	1,811,278
Western Alliance Bancorp	4,565	378,073
Western Union Co.	16,661	312,227
Weyerhaeuser Co. REIT	32,415	1,228,529
White Mountains Insurance Group Ltd.	124	140,894
Willis Towers Watson PLC	5,368	1,268,029
Wintrust Financial Corp.	2,403	223,311
WP Carey, Inc. REIT	8,192	662,241
Zions Bancorp NA	6,537	428,566

		95,861,517

Industrial - 13.0%
Acuity Brands, Inc.	1,540	291,522
Advanced Drainage Systems, Inc.	2,603	309,262
AECOM	5,851	449,415
AGCO Corp.	2,748	401,290
Agilent Technologies, Inc.	12,977	1,717,246
Allegion PLC	3,928	431,216
Amcor PLC	65,440	741,435
AMETEK, Inc.	9,974	1,328,337
Amphenol Corp. Class A	25,265	1,903,718
AO Smith Corp.	5,693	363,726
AptarGroup, Inc.	2,785	327,237
Ardagh Group SA * Ω	1,329	22,334
Ardagh Metal Packaging SA *	4,748	38,601
Armstrong World Industries, Inc.	2,016	181,460
Arrow Electronics, Inc. *	2,968	352,094
Avnet, Inc.	4,206	170,722
Axon Enterprise, Inc. *	2,854	393,081
AZEK Co., Inc. *	4,764	118,338
Ball Corp.	13,722	1,234,980
Berry Global Group, Inc. *	5,728	331,995
Builders FirstSource, Inc. *	8,219	530,454
BWX Technologies, Inc.	3,905	210,323
Carlisle Cos., Inc.	2,236	549,877
Carrier Global Corp.	37,038	1,698,933
CH Robinson Worldwide, Inc.	5,607	603,930
ChargePoint Holdings, Inc. *	9,672	192,279
Clean Harbors, Inc. *	2,148	239,803
Cognex Corp.	7,445	574,382
Coherent, Inc. *	1,089	297,689
Colfax Corp. *	6,246	248,528
Crane Co.	2,092	226,522
Crown Holdings, Inc.	5,325	666,104
Curtiss-Wright Corp.	1,747	262,330
Donaldson Co., Inc.	5,504	285,823
Dover Corp.	6,208	974,035
Eagle Materials, Inc.	1,640	210,510
Expeditors International of Washington, Inc.	7,278	750,798
Flowserve Corp.	5,515	197,988
Fortive Corp.	14,134	861,185
Fortune Brands Home & Security, Inc.	5,909	438,921
frontdoor, Inc. *	3,595	107,311
Garmin Ltd.	6,548	776,658

	Shares	Value
Gates Industrial Corp. PLC *	4,035	$60,767
Generac Holdings, Inc. *	2,653	788,631
Graco, Inc.	7,320	510,350
Graphic Packaging Holding Co.	11,971	239,899
Hayward Holdings, Inc. *	2,622	43,578
HEICO Corp.	1,900	291,726
HEICO Corp. Class A	3,448	437,310
Hexcel Corp.	3,544	210,762
Howmet Aerospace, Inc.	16,514	593,513
Hubbell, Inc.	2,371	435,719
Huntington Ingalls Industries, Inc.	1,671	333,264
IDEX Corp.	3,293	631,367
Ingersoll Rand, Inc.	17,016	856,756
ITT, Inc.	3,654	274,817
Jabil, Inc.	6,158	380,133
Jacobs Engineering Group, Inc.	5,590	770,358
JB Hunt Transport Services, Inc.	3,636	730,072
Keysight Technologies, Inc. *	7,881	1,244,962
Kirby Corp. *	2,527	182,424
Knight-Swift Transportation Holdings, Inc.	7,074	356,954
Landstar System, Inc.	1,709	257,768
Lennox International, Inc.	1,450	373,897
Lincoln Electric Holdings, Inc.	2,435	335,567
Littelfuse, Inc.	1,070	266,869
Louisiana-Pacific Corp.	3,926	243,883
Martin Marietta Materials, Inc.	2,690	1,035,354
Masco Corp.	10,400	530,400
MasTec, Inc. *	2,449	213,308
MDU Resources Group, Inc.	8,549	227,831
Mercury Systems, Inc. *	2,375	153,069
Mettler-Toledo International, Inc. *	981	1,347,099
Middleby Corp. *	2,336	382,964
Mohawk Industries, Inc. *	2,331	289,510
MSA Safety, Inc.	1,555	206,348
National Instruments Corp.	5,624	228,278
Nordson Corp.	2,523	572,923
nVent Electric PLC	7,061	245,582
Old Dominion Freight Line, Inc.	4,422	1,320,763
Oshkosh Corp.	2,813	283,128
Otis Worldwide Corp.	18,407	1,416,419
Owens Corning	4,251	388,966
Packaging Corp. of America	4,068	635,055
Parker-Hannifin Corp.	5,566	1,579,408
Pentair PLC	7,012	380,121
Regal Rexnord Corp.	2,949	438,752
Republic Services, Inc.	9,090	1,204,425
Rockwell Automation, Inc.	5,022	1,406,311
Ryder System, Inc.	2,214	175,637
Schneider National, Inc. Class B	2,423	61,787
Sealed Air Corp.	6,483	434,102
Sensata Technologies Holding PLC *	6,598	335,508
Silgan Holdings, Inc.	3,552	164,209
Snap-on, Inc.	2,304	473,426
Sonoco Products Co.	4,387	274,451
Spirit AeroSystems Holdings, Inc. Class A	4,441	217,120
Stanley Black & Decker, Inc.	6,983	976,154
Stericycle, Inc. *	3,879	228,551
TD SYNNEX Corp.	1,765	182,166
Teledyne Technologies, Inc. *	1,987	939,116
Textron, Inc.	9,534	709,139
Timken Co.	2,723	165,286
TopBuild Corp. *	1,399	253,765
Toro Co.	4,605	393,681
Trane Technologies PLC	10,084	1,539,827
TransDigm Group, Inc. *	2,268	1,477,693
Trex Co., Inc. *	5,093	332,726
Trimble, Inc. *	10,832	781,420
Universal Display Corp.	1,836	306,520
Valmont Industries, Inc.	885	211,161
Vertiv Holdings Co.	13,628	190,792
Vontier Corp.	7,171	182,072
Vulcan Materials Co.	5,720	1,050,764

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Westinghouse Air Brake Technologies Corp.	7,754	$745,702
Westrock Co.	11,327	532,709
Woodward, Inc.	2,616	326,765
XPO Logistics, Inc. *	4,106	298,917
Xylem, Inc.	7,754	661,106

		61,972,024

Technology - 13.0%
Akamai Technologies, Inc. *	6,954	830,238
Allegro MicroSystems, Inc. * (Japan)	1,702	48,337
Alteryx, Inc. Class A *	2,493	178,324
Amdocs Ltd.	5,388	442,947
ANSYS, Inc. *	3,768	1,196,905
Aspen Technology, Inc. *	2,930	484,534
Avalara, Inc. *	3,772	375,352
Azenta, Inc.	3,267	270,769
Bentley Systems, Inc. Class B	5,852	258,541
Bill.com Holdings, Inc. *	4,039	916,005
Black Knight, Inc. *	6,677	387,199
Broadridge Financial Solutions, Inc.	5,002	778,861
C3.ai, Inc. Class A *	2,992	67,918
CACI International, Inc. Class A *	986	297,042
Cadence Design Systems, Inc. *	11,890	1,955,429
CDK Global, Inc.	4,958	241,355
Ceridian HCM Holding, Inc. *	5,758	393,617
Cerner Corp.	12,646	1,183,160
Change Healthcare, Inc. *	10,610	231,298
Cirrus Logic, Inc. *	2,414	204,683
Citrix Systems, Inc.	5,392	544,053
Cloudflare, Inc. Class A *	11,332	1,356,440
Concentrix Corp.	1,857	309,302
Coupa Software, Inc. *	3,158	320,948
Wolfspeed, Inc. *	5,027	572,374
Crowdstrike Holdings, Inc. Class A *	8,625	1,958,565
Datadog, Inc. Class A *	11,005	1,666,927
Datto Holding Corp. *	1,007	26,907
Definitive Healthcare Corp. *	685	16,885
DocuSign, Inc. *	8,344	893,809
DoubleVerify Holdings, Inc. *	2,700	67,959
Dropbox, Inc. Class A *	12,598	292,904
Duck Creek Technologies, Inc. *	3,630	80,296
DXC Technology Co. *	10,335	337,231
Dynatrace, Inc. *	8,738	411,560
Elastic NV *	3,178	282,683
Entegris, Inc.	5,823	764,327
EPAM Systems, Inc. *	2,330	691,101
Everbridge, Inc. *	1,669	72,835
Fair Isaac Corp. *	1,110	517,771
Fastly, Inc. Class A *	4,484	77,932
Five9, Inc. *	2,862	315,965
Fortinet, Inc. *	5,793	1,979,700
Genpact Ltd.	7,767	337,942
GLOBALFOUNDRIES, Inc. *	2,222	138,697
Globant SA *	1,765	462,554
Guidewire Software, Inc. *	3,558	336,658
Hewlett Packard Enterprise Co.	56,242	939,804
HP, Inc.	46,873	1,701,490
HubSpot, Inc. *	1,949	925,658
Informatica, Inc. Class A *	1,709	33,736
IPG Photonics Corp. *	1,535	168,482
Jack Henry & Associates, Inc.	3,146	619,919
Jamf Holding Corp. *	2,269	78,984
Leidos Holdings, Inc.	6,120	661,082
Loyalty Ventures, Inc. *	950	15,704
Lumentum Holdings, Inc. *	3,075	300,120
Manhattan Associates, Inc. *	2,781	385,753
Marvell Technology, Inc.	36,489	2,616,626
Microchip Technology, Inc.	23,573	1,771,275
MKS Instruments, Inc.	2,437	365,550
MongoDB, Inc. *	2,746	1,218,098
Monolithic Power Systems, Inc.	1,961	952,418

	Shares	Value
MSCI, Inc.	3,421	$1,720,352
N-Able, Inc. *	1,909	17,372
nCino, Inc. *	2,380	97,532
NCR Corp. *	5,405	217,227
NetApp, Inc.	9,626	798,958
New Relic, Inc. *	2,232	149,276
Nutanix, Inc. Class A *	9,591	257,231
ON Semiconductor Corp. *	18,314	1,146,640
Palantir Technologies, Inc. Class A *	71,807	985,910
Paychex, Inc.	13,934	1,901,573
Paycom Software, Inc. *	2,114	732,247
Paycor HCM, Inc. *	2,166	63,052
Pegasystems, Inc.	1,730	139,525
Playtika Holding Corp. *	4,405	85,149
Procore Technologies, Inc. *	2,523	146,233
PTC, Inc. *	4,597	495,189
Pure Storage, Inc. Class A *	11,572	408,607
Qorvo, Inc. *	4,697	582,898
RingCentral, Inc. Class A *	3,577	419,260
Science Applications International Corp.	2,412	222,314
Signify Health, Inc. Class A *	3,217	58,389
Skillz, Inc. *	15,792	47,376
Skyworks Solutions, Inc.	7,135	950,953
Smartsheet, Inc. Class A *	5,406	296,141
SolarWinds Corp.	1,869	24,876
Splunk, Inc. *	6,865	1,020,208
SS&C Technologies Holdings, Inc.	9,694	727,244
Synopsys, Inc. *	6,564	2,187,584
Take-Two Interactive Software, Inc. *	4,944	760,091
Teradata Corp. *	4,571	225,305
Teradyne, Inc.	7,048	833,285
Thoughtworks Holding, Inc. *	1,596	33,213
Tyler Technologies, Inc. *	1,741	774,554
Unity Software, Inc. *	6,535	648,337
Veeva Systems, Inc. Class A *	5,994	1,273,485
Western Digital Corp. *	13,523	671,417
Xerox Holdings Corp.	5,376	108,434
Zebra Technologies Corp. Class A *	2,303	952,751
Zscaler, Inc. *	3,412	823,247
Zynga, Inc. Class A *	45,125	416,955

		61,751,928

Utilities - 5.1%
AES Corp.	28,611	736,161
Alliant Energy Corp.	10,848	677,783
Ameren Corp.	11,011	1,032,391
American Water Works Co., Inc.	7,856	1,300,404
Atmos Energy Corp.	5,810	694,237
Avangrid, Inc.	2,422	113,204
Brookfield Renewable Corp. Class A	5,416	237,221
CenterPoint Energy, Inc.	25,673	786,621
CMS Energy Corp.	12,504	874,530
Consolidated Edison, Inc.	15,317	1,450,214
DTE Energy Co.	8,348	1,103,689
Edison International	16,133	1,130,923
Entergy Corp.	8,670	1,012,222
Essential Utilities, Inc.	10,070	514,879
Evergy, Inc.	9,918	677,796
Eversource Energy	14,851	1,309,710
FirstEnergy Corp.	23,534	1,079,269
Hawaiian Electric Industries, Inc.	4,471	189,168
IDACORP, Inc.	2,135	246,294
National Fuel Gas Co.	3,701	254,259
NiSource, Inc.	17,079	543,112
NRG Energy, Inc.	10,694	410,222
OGE Energy Corp.	8,466	345,243
PG&E Corp. *	86,050	1,027,437
Pinnacle West Capital Corp.	4,971	388,235
PPL Corp.	32,530	929,057
Public Service Enterprise Group, Inc.	21,821	1,527,470
UGI Corp.	8,821	319,497

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Vistra Corp.	20,940	$486,855
WEC Energy Group, Inc.	13,654	1,362,806
Xcel Energy, Inc.	23,296	1,681,272

		24,442,181

Total Common Stocks (Cost $409,218,933)		467,596,247

EXCHANGE-TRADED FUND - 1.1%
iShares Russell Mid-Cap	67,601	5,275,582

Total Exchange-Traded Fund (Cost $5,163,993)		5,275,582

	Principal Amount
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $2,854,905; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $2,912,096)	$2,854,905	2,854,905

Value
Total Short-Term Investment (Cost $2,854,905)	$2,854,905

TOTAL INVESTMENTS - 100.0% (Cost $417,237,831)	475,726,734

DERIVATIVES - 0.0%	169,549

OTHER ASSETS & LIABILITIES, NET - (0.0%)	(8,274)

NET ASSETS - 100.0%	$475,888,009

Notes to Schedule of Investments

(a)

An investment with a value of $22,334 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/22	5	$1,050,962	$1,132,688	$81,726
S&P MID 400 E-Mini Index	06/22	7	1,794,617	1,882,440	87,823

Total Futures Contracts					$169,549

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$17,554,762	$17,554,762	$-	$-
	Communications	34,486,696	34,486,696	-	-
	Consumer, Cyclical	60,444,044	60,444,044	-	-
	Consumer, Non-Cyclical	81,974,335	81,974,335	-	-
	Energy	29,108,760	29,108,760	-	-
	Financial	95,861,517	95,861,517	-	-
	Industrial	61,972,024	61,949,690	22,334	-
	Technology	61,751,928	61,751,928	-	-
	Utilities	24,442,181	24,442,181	-	-

	Total Common Stocks	467,596,247	467,573,913	22,334	-

	Exchange-Traded Fund	5,275,582	5,275,582	-	-
	Short-Term Investment	2,854,905	-	2,854,905	-
	Derivatives:
	Equity Contracts
	Futures	169,549	169,549	-	-

	Total	$475,896,283	$473,019,044	$2,877,239	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	758	$2,274
Oncternal Therapeutics, Inc. - Contingent Value Rights * Ω ±	33	34

		2,308

Total Rights (Cost $67)		2,308

COMMON STOCKS - 98.8%
Basic Materials - 3.6%
Allegheny Technologies, Inc. *	4,866	130,603
American Vanguard Corp.	421	8,555
Amyris, Inc. *	1,176	5,127
Balchem Corp.	2,018	275,861
Cabot Corp.	3,521	240,872
Century Aluminum Co. *	157	4,131
Codexis, Inc. *	3,787	78,088
Coeur Mining, Inc. *	11,063	49,230
Compass Minerals International, Inc.	2,150	134,998
Danimer Scientific, Inc. *	5,852	34,293
Energy Fuels, Inc. *	8,360	76,494
Ferro Corp. *	4,291	93,286
Gatos Silver, Inc. *	2,329	10,061
Hawkins, Inc.	818	37,546
HB Fuller Co.	566	37,396
Hecla Mining Co.	9,866	64,820
Ingevity Corp. *	2,503	160,367
Innospec, Inc.	481	44,517
Kaiser Aluminum Corp.	116	10,923
Kronos Worldwide, Inc.	165	2,561
Livent Corp. *	10,166	265,028
Marrone Bio Innovations, Inc. *	6,132	6,623
MP Materials Corp. *	4,759	272,881
Novagold Resources, Inc. * (Canada)	14,916	115,301
Orion Engineered Carbons SA (Germany)	3,821	61,021
Perpetua Resources Corp. *	1,953	8,007
PolyMet Mining Corp. * (Canada)	852	3,570
Quaker Chemical Corp.	847	146,370
Rogers Corp. *	1,032	280,394
Schnitzer Steel Industries, Inc. Class A	131	6,804
Sensient Technologies Corp.	1,372	115,179
Stepan Co.	139	13,735
Trinseo PLC	2,448	117,308
Ur-Energy, Inc. *	10,265	16,424
Uranium Energy Corp. *	16,615	76,263
US Lime & Minerals, Inc.	8	928
Zymergen, Inc. *	827	2,390

		3,007,955

Communications - 5.5%
1-800-Flowers.com, Inc. Class A *	1,594	20,339
1stdibs.com, Inc. *	932	7,447
A10 Networks, Inc.	3,168	44,194
ADTRAN, Inc.	200	3,690
aka Brands Holding Corp. *	551	2,435
AMC Networks, Inc. Class A *	953	38,720
Anterix, Inc. *	207	11,985
CalAmp Corp. *	2,136	15,614
Calix, Inc. *	2,866	122,980
Cambium Networks Corp. *	645	15,248
Cargurus, Inc. *	5,988	254,251
CarParts.com, Inc. *	2,920	19,564

	Shares	Value
Cars.com, Inc. *	540	$7,792
Casa Systems, Inc. *	1,956	8,841
ChannelAdvisor Corp. *	1,241	20,563
Clear Channel Outdoor Holdings, Inc. *	1,891	6,543
Clearfield, Inc. *	719	46,893
Cogent Communications Holdings, Inc.	2,681	177,884
Couchbase, Inc. *	1,037	18,065
Credo Technology Group Holding Ltd. *	950	14,469
CuriosityStream, Inc. *	410	1,189
Digital Media Solutions, Inc. Class A *	139	506
DZS, Inc. *	443	6,144
Eventbrite, Inc. Class A *	4,821	71,206
EverQuote, Inc. Class A *	1,169	18,914
Extreme Networks, Inc. *	7,991	97,570
fuboTV, Inc. *	8,506	55,884
Globalstar, Inc. *	33,532	49,292
Gogo, Inc. *	252	4,803
Groupon, Inc. *	1,337	25,711
Harmonic, Inc. *	1,006	9,346
Houghton Mifflin Harcourt Co. *	7,487	157,302
HyreCar, Inc. *	1,055	2,511
IDT Corp. Class B	721	24,579
iHeartMedia, Inc. Class A *	3,218	60,917
Infinera Corp. *	11,528	99,948
InterDigital, Inc.	786	50,147
Iridium Communications, Inc. *	5,599	225,752
Liquidity Services, Inc. *	1,385	23,711
LiveOne, Inc. *	3,442	2,809
Lulu’s Fashion Lounge Holdings, Inc. *	362	2,454
Magnite, Inc. *	8,159	107,780
MediaAlpha, Inc. Class A *	1,333	22,061
Mimecast Ltd. *	3,890	309,488
National CineMedia, Inc.	492	1,250
Ooma, Inc. *	764	11,452
Open Lending Corp. Class A *	6,556	123,974
Overstock.com, Inc. *	2,699	118,770
Perficient, Inc. *	2,043	224,914
Plantronics, Inc. *	1,159	45,665
Q2 Holdings, Inc. *	3,439	212,014
QuinStreet, Inc. *	3,206	37,190
Quotient Technology, Inc. *	5,383	34,344
RealReal, Inc. *	5,087	36,932
Revolve Group, Inc. *	1,415	75,971
Shenandoah Telecommunications Co.	973	22,943
Shutterstock, Inc.	1,467	136,548
Sinclair Broadcast Group, Inc. Class A	518	14,514
Solo Brands, Inc. Class A *	667	5,690
Stagwell, Inc. *	206	1,491
Stitch Fix, Inc. Class A *	5,126	51,619
TechTarget, Inc. *	1,642	133,462
Telesat Corp. * (Canada)	426	7,029
Thryv Holdings, Inc. *	372	10,461
Tucows, Inc. Class A *	623	42,551
Upwork, Inc. *	7,411	172,232
Value Line, Inc.	55	3,685
Viavi Solutions, Inc. *	12,842	206,499
Vonage Holdings Corp. *	15,917	322,956
WideOpenWest, Inc. *	2,095	36,537
Yelp, Inc. *	4,176	142,443

		4,520,677

Consumer, Cyclical - 13.8%
Abercrombie & Fitch Co. Class A *	279	8,925
Accel Entertainment, Inc. *	3,567	43,446
Acushnet Holdings Corp.	666	26,813
Adient PLC *	792	32,290
Allegiant Travel Co. *	961	156,057
America’s Car-Mart, Inc. *	304	24,490
American Axle & Manufacturing Holdings, Inc. *	3,394	26,337

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
American Eagle Outfitters, Inc.	9,563	$160,658
Arcimoto, Inc. *	1,722	11,382
Arko Corp.	5,270	47,957
Asbury Automotive Group, Inc. *	1,453	232,771
Aspen Aerogels, Inc. *	1,399	48,238
Aterian, Inc. *	1,541	3,745
Avient Corp.	566	27,168
Bally’s Corp. *	2,061	63,355
Beacon Roofing Supply, Inc. *	2,631	155,966
Bed Bath & Beyond, Inc. *	652	14,690
BJ’s Restaurants, Inc. *	1,340	37,922
BJ’s Wholesale Club Holdings, Inc. *	6,415	433,718
Bloomin’ Brands, Inc.	5,573	122,272
Blue Bird Corp. *	509	9,579
BlueLinx Holdings, Inc. *	579	41,619
Boot Barn Holdings, Inc. *	1,834	173,845
Brinker International, Inc. *	2,794	106,619
Buckle, Inc.	1,770	58,481
Caleres, Inc.	2,332	45,078
Camping World Holdings, Inc. Class A	2,637	73,704
Canoo, Inc. *	2,900	16,008
Cavco Industries, Inc. *	409	98,508
Century Casinos, Inc. *	1,645	19,658
Century Communities, Inc.	1,226	65,677
Cheesecake Factory, Inc. *	2,896	115,232
Chicken Soup For The Soul Entertainment, Inc. *	176	1,406
Chico’s FAS, Inc. *	1,542	7,402
Children’s Place, Inc. *	871	42,940
Chuy’s Holdings, Inc. *	647	17,469
Cinemark Holdings, Inc. *	5,651	97,649
Citi Trends, Inc. *	480	14,700
Clarus Corp.	1,580	35,992
Commercial Vehicle Group, Inc. *	725	6,126
Cracker Barrel Old Country Store, Inc.	1,490	176,908
Crocs, Inc. *	3,655	279,242
Dana, Inc.	4,914	86,339
Dave & Buster’s Entertainment, Inc. *	1,276	62,652
Denny’s Corp. *	2,992	42,816
Designer Brands, Inc. Class A *	3,853	52,054
Dine Brands Global, Inc.	1,027	80,055
Dorman Products, Inc. *	1,653	157,085
Douglas Dynamics, Inc.	1,447	50,052
Drive Shack, Inc. *	1,900	2,926
Duluth Holdings, Inc. Class B *	727	8,891
Escalade, Inc.	234	3,089
Esports Technologies, Inc. *	796	5,365
Everi Holdings, Inc. *	5,368	112,728
EVI Industries, Inc. *	278	5,168
F45 Training Holdings, Inc. *	1,185	12,679
First Watch Restaurant Group, Inc. *	457	5,964
FirstCash, Inc.	168	11,817
Fisker, Inc. *	9,413	121,428
Forestar Group, Inc. *	257	4,564
Fox Factory Holding Corp. *	2,648	259,372
Franchise Group, Inc.	233	9,653
Frontier Group Holdings, Inc. *	2,310	26,172
Full House Resorts, Inc. *	1,963	18,864
Funko, Inc. Class A *	1,746	30,118
GAN Ltd. * (United Kingdom)	138	665
Gentherm, Inc. *	2,085	152,288
Global Industrial Co.	662	21,336
Golden Entertainment, Inc. *	1,079	62,658
Golden Nugget Online Gaming, Inc. *	2,380	16,922
Green Brick Partners, Inc. *	630	12,449
GrowGeneration Corp. *	3,583	32,999
Guess?, Inc.	310	6,774
H&E Equipment Services, Inc.	2,034	88,520
Hamilton Beach Brands Holding Co. Class A	103	1,198
Haverty Furniture Cos., Inc.	423	11,599
Healthcare Services Group, Inc.	2,505	46,518

	Shares	Value
Hibbett, Inc.	730	$32,368
Hilton Grand Vacations, Inc. *	5,379	279,762
HNI Corp.	271	10,041
Hooker Furnishings Corp.	109	2,064
Hyliion Holdings Corp. *	1,335	5,914
IMAX Corp. *	288	5,452
Installed Building Products, Inc.	1,492	126,059
Interface, Inc.	955	12,959
International Game Technology PLC	6,279	154,966
iRobot Corp. *	1,532	97,129
Jack in the Box, Inc.	172	16,067
JOANN, Inc.	675	7,702
Johnson Outdoors, Inc. Class A	195	15,157
KB Home	861	27,879
Kirkland’s, Inc. *	755	7,014
Kontoor Brands, Inc.	3,260	134,801
Kura Sushi USA, Inc. Class A *	270	14,890
LCI Industries	1,555	161,425
LGI Homes, Inc. *	1,357	132,552
Liberty Media Corp. - Liberty Braves Class A *	602	17,326
Liberty Media Corp. - Liberty Braves Class C *	2,307	64,388
Liberty TripAdvisor Holdings, Inc. Class A *	3,397	6,964
Life Time Group Holdings, Inc. *	1,325	19,265
Lindblad Expeditions Holdings, Inc. *	1,842	27,777
Lordstown Motors Corp. Class A *	1,385	4,723
Lovesac Co. *	816	44,113
Malibu Boats, Inc. Class A *	1,299	75,355
Marine Products Corp.	507	5,856
MarineMax, Inc. *	654	26,330
MasterCraft Boat Holdings, Inc. *	1,190	29,286
MDC Holdings, Inc.	1,020	38,597
MedAvail Holdings, Inc. *	1,023	993
Meritage Homes Corp. *	129	10,221
Meritor, Inc. *	3,620	128,763
Miller Industries, Inc.	9	253
Monarch Casino & Resort, Inc. *	670	58,444
Murphy USA, Inc.	1,463	292,541
National Vision Holdings, Inc. *	5,202	226,651
Nautilus, Inc. *	718	2,958
NEOGAMES SA * (Israel)	617	9,520
Nikola Corp. *	14,344	153,624
Noodles & Co. *	2,430	14,507
Nu Skin Enterprises, Inc. Class A	1,396	66,840
ONE Group Hospitality, Inc. *	1,240	13,032
OneSpaWorld Holdings Ltd. * (Bahamas)	1,591	16,228
OneWater Marine, Inc. Class A	655	22,565
OptimizeRx Corp. *	1,087	40,991
Oxford Industries, Inc.	73	6,607
Papa John’s International, Inc.	2,073	218,245
Party City Holdco, Inc. *	6,623	23,710
Patrick Industries, Inc.	1,432	86,350
PetMed Express, Inc.	1,138	29,360
PLBY Group, Inc. *	1,937	25,355
Portillo’s, Inc. Class A *	1,062	26,083
PriceSmart, Inc.	104	8,202
Purple Innovation, Inc. *	3,448	20,171
RCI Hospitality Holdings, Inc.	566	34,786
Red Robin Gourmet Burgers, Inc. *	935	15,764
Red Rock Resorts, Inc. Class A	3,373	163,793
Regis Corp. *	2,325	4,929
Resideo Technologies, Inc. *	1,012	24,116
REV Group, Inc.	241	3,229
Rocky Brands, Inc.	24	998
Romeo Power, Inc. *	4,569	6,808
Rush Street Interactive, Inc. *	3,414	24,820
Ruth’s Hospitality Group, Inc.	2,084	47,682
Sally Beauty Holdings, Inc. *	6,911	108,019
Scientific Games Corp. Class A *	6,033	354,439
SeaWorld Entertainment, Inc. *	1,749	130,196
Shake Shack, Inc. Class A *	2,349	159,497
Shift Technologies, Inc. *	1,060	2,332

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Shoe Carnival, Inc.	1,043	$30,414
Shyft Group, Inc.	2,167	78,250
Signet Jewelers Ltd. (NYSE)	2,585	187,929
Skyline Champion Corp. *	3,293	180,720
Sleep Number Corp. *	683	34,635
Snap One Holdings Corp. *	529	7,803
Sonos, Inc. *	8,050	227,171
Sovos Brands, Inc. *	663	9,401
Sportsman’s Warehouse Holdings, Inc. *	2,824	30,189
Steven Madden Ltd.	5,046	194,977
Sun Country Airlines Holdings, Inc. *	2,041	53,433
Superior Group of Cos., Inc.	108	1,928
Sweetgreen, Inc. Class A *	505	16,155
Target Hospitality Corp. *	1,039	6,234
Taylor Morrison Home Corp. *	860	23,409
Tenneco, Inc. Class A *	3,915	71,723
Texas Roadhouse, Inc.	4,383	366,989
Titan International, Inc. *	490	7,218
Torrid Holdings, Inc. *	311	1,885
Traeger, Inc. *	550	4,092
Tri Pointe Homes, Inc. *	502	10,080
Urban Outfitters, Inc. *	3,048	76,535
Velodyne Lidar, Inc. *	4,565	11,686
Visteon Corp. *	1,742	190,104
Wabash National Corp.	221	3,280
Weber, Inc. Class A	411	4,040
WESCO International, Inc. *	497	64,680
Wingstop, Inc.	1,870	219,444
Winmark Corp.	75	16,500
Winnebago Industries, Inc.	2,032	109,789
Wolverine World Wide, Inc.	5,123	115,575
Workhorse Group, Inc. *	986	4,930
XL Fleet Corp. *	1,538	3,061
XPEL, Inc. *	1,124	59,134
Xponential Fitness, Inc. Class A *	419	9,821

		11,426,836

Consumer, Non-Cyclical - 31.4%
22nd Century Group, Inc. *	10,763	24,970
2U, Inc. *	3,897	51,752
4D Molecular Therapeutics, Inc. *	123	1,860
9 Meters Biopharma, Inc. *	13,485	8,082
Absci Corp. *	2,274	19,170
ACADIA Pharmaceuticals, Inc. *	7,513	181,965
Accelerate Diagnostics, Inc. *	1,963	2,827
Accolade, Inc. *	3,215	56,455
Accuray, Inc. *	6,264	20,734
Aclaris Therapeutics, Inc. *	3,053	52,634
Acumen Pharmaceuticals, Inc. *	968	3,785
Acutus Medical, Inc. *	1,747	2,428
Adagio Therapeutics, Inc. *	2,022	9,220
Addus HomeCare Corp. *	423	39,462
Aerie Pharmaceuticals, Inc. *	2,831	25,762
Aerovate Therapeutics, Inc. *	519	9,513
Affimed NV * (Germany)	7,537	32,937
Agenus, Inc. *	14,009	34,462
Agiliti, Inc. *	1,531	32,304
AirSculpt Technologies, Inc. *	219	2,996
Akebia Therapeutics, Inc. *	4,459	3,201
Akero Therapeutics, Inc. *	1,322	18,759
Akoya Biosciences, Inc. *	807	8,869
Alarm.com Holdings, Inc. *	2,969	197,320
Alaunos Therapeutics, Inc. *	12,565	8,197
Albireo Pharma, Inc. *	886	26,429
Aldeyra Therapeutics, Inc. *	2,906	12,917
Alector, Inc. *	3,674	52,355
Aligos Therapeutics, Inc. *	1,151	2,475
Alkermes PLC *	10,069	264,915
Allakos, Inc. *	2,108	12,016
Allogene Therapeutics, Inc. *	1,627	14,822

	Shares	Value
Allovir, Inc. *	1,765	$11,914
Alpha Teknova, Inc. *	246	3,397
Alphatec Holdings, Inc. *	4,124	47,426
Alpine Immune Sciences, Inc. *	694	6,225
Alta Equipment Group, Inc. *	206	2,546
ALX Oncology Holdings, Inc. *	1,062	17,948
Amicus Therapeutics, Inc. *	16,516	156,407
AMN Healthcare Services, Inc. *	2,955	308,295
Amneal Pharmaceuticals, Inc. *	5,984	24,953
Amphastar Pharmaceuticals, Inc. *	735	26,387
Ampio Pharmaceuticals, Inc. *	11,623	5,463
Amylyx Pharmaceuticals, Inc. *	329	4,228
Anavex Life Sciences Corp. *	4,217	51,911
Andersons, Inc.	819	41,163
Angion Biomedica Corp. *	726	1,539
Antares Pharma, Inc. *	10,611	43,505
Apellis Pharmaceuticals, Inc. *	4,906	249,274
AppHarvest, Inc. *	4,597	24,709
Applied Molecular Transport, Inc. *	1,488	11,190
Applied Therapeutics, Inc. *	1,336	2,819
Apyx Medical Corp. *	1,873	12,231
AquaBounty Technologies, Inc. *	1,602	2,996
Arbutus Biopharma Corp. * (Canada)	675	2,012
Arcellx, Inc. *	307	4,304
Arcutis Biotherapeutics, Inc. *	108	2,080
Ardelyx, Inc. *	4,404	4,712
Arlo Technologies, Inc. *	5,324	47,171
Arrowhead Pharmaceuticals, Inc. *	6,448	296,544
Artivion, Inc. *	2,126	45,454
Arvinas, Inc. *	2,956	198,939
Asensus Surgical, Inc. *	2,703	1,694
ASGN, Inc. *	2,858	333,557
Aspira Women’s Health, Inc. *	4,336	4,509
Atara Biotherapeutics, Inc. *	425	3,948
Atea Pharmaceuticals, Inc. *	514	3,711
Athenex, Inc. *	3,084	2,558
Athersys, Inc. *	10,893	6,596
Atossa Therapeutics, Inc. *	762	953
AtriCure, Inc. *	2,810	184,533
Atrion Corp.	88	62,744
Aura Biosciences, Inc. *	195	4,290
Avalo Therapeutics, Inc. *	2,493	1,807
Aveanna Healthcare Holdings, Inc. *	2,394	8,164
Avid Bioservices, Inc. *	3,572	72,762
Avidity Biosciences, Inc. *	384	7,092
Avita Medical, Inc. *	1,448	12,279
Axogen, Inc. *	2,315	18,381
Axonics, Inc. *	2,876	180,038
Axsome Therapeutics, Inc. *	1,751	72,474
Beam Therapeutics, Inc. *	3,213	184,105
Beauty Health Co. *	5,008	84,535
BellRing Brands, Inc. *	4,644	107,184
Berkeley Lights, Inc. *	2,898	20,605
Beyondspring, Inc. *	1,197	2,633
BioAtla, Inc. *	917	4,585
BioCryst Pharmaceuticals, Inc. *	1,096	17,821
Biodesix, Inc. *	373	630
Biohaven Pharmaceutical Holding Co. Ltd. *	2,344	277,928
BioLife Solutions, Inc. *	625	14,206
Biomea Fusion, Inc. *	1,302	5,807
Bionano Genomics, Inc. *	17,446	45,011
Bioventus, Inc. Class A *	1,220	17,202
Bioxcel Therapeutics, Inc. *	1,176	24,590
Blueprint Medicines Corp. *	3,435	219,428
Bridgebio Pharma, Inc. *	4,508	45,756
Bright Health Group, Inc. *	11,915	22,996
Brink’s Co.	3,025	205,700
Brooklyn ImmunoTherapeutics, Inc. *	1,129	2,314
Butterfly Network, Inc. *	8,463	40,284
C4 Therapeutics, Inc. *	2,444	59,291
Cadiz, Inc. *	72	149

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Calavo Growers, Inc.	1,096	$39,949
Cardiovascular Systems, Inc. *	2,508	56,681
CareDx, Inc. *	3,178	117,554
Caribou Biosciences, Inc. *	1,758	16,138
Carriage Services, Inc.	217	11,573
Cass Information Systems, Inc.	138	5,094
Cassava Sciences, Inc.	2,400	89,136
Castle Biosciences, Inc. *	1,232	55,268
CEL-SCI Corp. *	1,953	7,675
Celcuity, Inc. *	578	5,404
Celldex Therapeutics, Inc. *	2,272	77,384
Celsius Holdings, Inc. *	3,383	186,674
Central Garden & Pet Co. *	221	9,715
Central Garden & Pet Co. Class A *	985	40,168
Century Therapeutics, Inc. *	765	9,631
Cerevel Therapeutics Holdings, Inc. *	2,557	89,521
Cerus Corp. *	10,609	58,243
Chefs’ Warehouse, Inc. *	128	4,173
ChemoCentryx, Inc. *	214	5,365
Chimerix, Inc. *	3,125	14,313
ChromaDex Corp. *	2,804	6,898
Cimpress PLC * (Ireland)	1,112	70,712
CinCor Pharma, Inc. *	397	6,963
ClearPoint Neuro, Inc. *	1,138	11,847
Clene, Inc. *	602	2,372
Clovis Oncology, Inc. *	6,740	13,615
Coca-Cola Consolidated, Inc.	295	146,571
Codex DNA, Inc. *	401	2,153
Codiak Biosciences, Inc. *	951	5,963
Cogent Biosciences, Inc. *	626	4,689
Coherus Biosciences, Inc. *	4,120	53,189
Collegium Pharmaceutical, Inc. *	2,192	44,629
Community Health Systems, Inc. *	6,783	80,514
CONMED Corp.	1,822	270,658
Corcept Therapeutics, Inc. *	5,488	123,590
CorMedix, Inc. *	401	2,197
Cortexyme, Inc. *	1,187	7,348
CorVel Corp. *	543	91,463
CRA International, Inc.	363	30,586
Crinetics Pharmaceuticals, Inc. *	2,498	54,831
Cross Country Healthcare, Inc. *	275	5,959
Cue Biopharma, Inc. *	1,828	8,921
Cue Health, Inc. *	510	3,290
Cullinan Oncology, Inc. *	148	1,550
Curis, Inc. *	4,502	10,715
Custom Truck One Source, Inc. *	1,125	9,439
Cutera, Inc. *	1,106	76,314
CVRx, Inc. *	604	3,618
Cyteir Therapeutics, Inc. *	437	1,647
Cytek Biosciences, Inc. *	5,008	53,986
Cytokinetics, Inc. *	4,616	169,915
CytomX Therapeutics, Inc. *	3,291	8,787
CytoSorbents Corp. *	2,470	7,879
Day One Biopharmaceuticals, Inc. *	874	8,670
Deciphera Pharmaceuticals, Inc. *	2,319	21,497
Denali Therapeutics, Inc. *	5,715	183,852
DermTech, Inc. *	1,451	21,301
Design Therapeutics, Inc. *	1,060	17,119
DICE Therapeutics, Inc. *	484	9,259
Duckhorn Portfolio, Inc. *	1,576	28,667
Durect Corp. *	13,786	9,235
Dynavax Technologies Corp. *	6,772	73,408
Eagle Pharmaceuticals, Inc. *	318	15,738
Eargo, Inc. *	1,791	9,474
Edgewise Therapeutics, Inc. *	2,315	22,456
Editas Medicine, Inc. *	4,304	81,862
elf Beauty, Inc. *	3,036	78,420
Eliem Therapeutics, Inc. *	103	864
Enanta Pharmaceuticals, Inc. *	117	8,328
Ensign Group, Inc.	3,292	296,313
Entrada Therapeutics, Inc. *	269	2,526

	Shares	Value
Epizyme, Inc. *	7,972	$9,168
Erasca, Inc. *	2,206	18,972
Esperion Therapeutics, Inc. *	3,444	15,980
European Wax Center, Inc. Class A *	367	10,849
Evelo Biosciences, Inc. *	1,806	6,122
EVERTEC, Inc.	3,804	155,698
Evo Payments, Inc. Class A *	2,996	69,178
Evolus, Inc. *	2,211	24,807
Exagen, Inc. *	115	923
Fate Therapeutics, Inc. *	5,098	197,649
FibroGen, Inc. *	4,952	59,523
Finch Therapeutics Group, Inc. *	83	417
First Advantage Corp. *	3,167	63,942
Foghorn Therapeutics, Inc. *	262	3,990
Forrester Research, Inc. *	675	38,084
Forte Biosciences, Inc. *	1,002	1,463
Fortress Biotech, Inc. *	4,378	5,954
Franklin Covey Co. *	805	36,402
Fulgent Genetics, Inc. *	153	9,549
G1 Therapeutics, Inc. *	1,390	10,564
Gemini Therapeutics, Inc. SPAC *	299	416
Generation Bio Co. *	2,457	18,034
Glaukos Corp. *	2,859	165,307
Global Blood Therapeutics, Inc. *	3,897	134,992
Graphite Bio, Inc. *	1,009	5,146
Green Dot Corp. Class A *	323	8,876
Greenlane Holdings, Inc. Class A *	1,431	801
Greenwich Lifesciences, Inc. *	245	4,807
GT Biopharma, Inc. *	823	2,370
Hackett Group, Inc.	1,472	33,944
Haemonetics Corp. *	2,165	136,871
Halozyme Therapeutics, Inc. *	8,694	346,717
Hanger, Inc. *	2,392	43,845
Harmony Biosciences Holdings, Inc. *	1,443	70,202
Harpoon Therapeutics, Inc. *	1,115	5,542
Harvard Bioscience, Inc. *	2,047	12,712
HealthEquity, Inc. *	5,133	346,170
Heidrick & Struggles International, Inc.	494	19,553
Helen of Troy Ltd. *	1,510	295,718
Herc Holdings, Inc.	1,566	261,663
Heron Therapeutics, Inc. *	5,990	34,263
Heska Corp. *	615	85,042
HireQuest, Inc.	270	5,162
Honest Co., Inc. *	4,017	20,929
Hookipa Pharma, Inc. *	1,005	2,291
Humanigen, Inc. *	2,922	8,795
Huron Consulting Group, Inc. *	136	6,230
I3 Verticals, Inc. Class A *	1,285	35,800
Icosavax, Inc. *	913	6,428
Ideaya Biosciences, Inc. *	462	5,170
IGM Biosciences, Inc. *	487	13,018
Ikena Oncology, Inc. *	198	1,208
Imago Biosciences, Inc. *	694	13,373
Immuneering Corp. Class A *	769	4,975
ImmunityBio, Inc. *	462	2,592
ImmunoGen, Inc. *	7,532	35,852
Immunovant, Inc. *	1,558	8,585
Impel Neuropharma, Inc. *	300	1,911
Inari Medical, Inc. *	2,160	195,782
Infinity Pharmaceuticals, Inc. *	4,694	5,351
InfuSystem Holdings, Inc. *	1,079	10,574
Inhibrx, Inc. *	1,776	39,569
Innovage Holding Corp. *	1,099	7,056
Innoviva, Inc. *	296	5,728
Inogen, Inc. *	1,260	40,849
Inotiv, Inc. *	1,039	27,201
Insmed, Inc. *	7,434	174,699
Insperity, Inc.	2,284	229,359
Inspire Medical Systems, Inc. *	1,687	433,036
Instil Bio, Inc. *	1,499	16,114
Intellia Therapeutics, Inc. *	4,376	318,004

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Inter Parfums, Inc.	1,119	$98,528
Intercept Pharmaceuticals, Inc. *	1,493	24,291
Intersect ENT, Inc. *	2,097	58,737
Intra-Cellular Therapies, Inc. *	5,042	308,520
Invitae Corp. *	3,372	26,875
iRadimed Corp.	379	16,994
iRhythm Technologies, Inc. *	1,851	291,477
Ironwood Pharmaceuticals, Inc. *	9,231	116,126
IsoPlexis Corp. *	483	1,657
IVERIC bio, Inc. *	1,536	25,851
J & J Snack Foods Corp.	922	143,002
Janux Therapeutics, Inc. *	619	8,876
John B Sanfilippo & Son, Inc.	390	32,542
Joint Corp. *	890	31,497
Kala Pharmaceuticals, Inc. *	1,585	2,187
Kaleido Biosciences, Inc. *	1,595	2,632
KalVista Pharmaceuticals, Inc. *	1,341	19,766
Karuna Therapeutics, Inc. *	1,394	176,745
Karyopharm Therapeutics, Inc. *	4,672	34,433
KemPharm, Inc. *	854	4,296
Keros Therapeutics, Inc. *	982	53,401
Kforce, Inc.	1,273	94,164
Kiniksa Pharmaceuticals Ltd. Class A *	793	7,882
Kinnate Biopharma, Inc. *	117	1,317
Kodiak Sciences, Inc. *	1,994	15,394
Krispy Kreme, Inc.	3,742	55,569
Kronos Bio, Inc. *	226	1,634
Krystal Biotech, Inc. *	466	31,008
Kymera Therapeutics, Inc. *	2,160	91,411
Laird Superfood, Inc. *	382	1,379
Lancaster Colony Corp.	1,042	155,414
Landos Biopharma, Inc. *	434	640
Lantheus Holdings, Inc. *	628	34,735
LeMaitre Vascular, Inc.	1,189	55,253
Lexicon Pharmaceuticals, Inc. *	1,656	3,461
LHC Group, Inc. *	1,917	323,206
LifeStance Health Group, Inc. *	2,966	29,986
Ligand Pharmaceuticals, Inc. *	107	12,036
Limoneira Co.	279	4,096
LivaNova PLC *	2,702	221,105
Lucid Diagnostics, Inc. *	269	904
Lyell Immunopharma, Inc. *	5,629	28,426
MacroGenics, Inc. *	3,578	31,522
Madrigal Pharmaceuticals, Inc. *	740	72,609
Magenta Therapeutics, Inc. *	1,597	4,631
MannKind Corp. *	1,489	5,480
Marathon Digital Holdings, Inc. *	342	9,559
Marinus Pharmaceuticals, Inc. *	2,204	20,607
MaxCyte, Inc. *	3,841	26,849
Medifast, Inc.	722	123,303
MEDNAX, Inc. *	2,551	59,897
Medpace Holdings, Inc. *	1,819	297,570
MEI Pharma, Inc. *	7,649	4,609
MeiraGTx Holdings PLC *	185	2,562
Meridian Bioscience, Inc. *	282	7,321
Merit Medical Systems, Inc. *	2,868	190,779
Mersana Therapeutics, Inc. *	3,004	11,986
MGP Ingredients, Inc.	744	63,679
MiMedx Group, Inc. *	4,449	20,955
Mind Medicine MindMed, Inc. * (Canada)	19,261	21,380
Mirum Pharmaceuticals, Inc. *	162	3,567
Mission Produce, Inc. *	185	2,340
ModivCare, Inc. *	268	30,925
Molecular Templates, Inc. *	2,210	7,625
Monro, Inc.	1,298	57,553
Monte Rosa Therapeutics, Inc. *	998	13,992
Morphic Holding, Inc. *	1,330	53,399
Multiplan Corp. *	3,049	14,269
NanoString Technologies, Inc. *	2,630	91,392
Nathan’s Famous, Inc.	131	7,096
National Beverage Corp.	1,474	64,119

	Shares	Value
National Research Corp.	837	$33,187
Neogen Corp. *	6,340	195,526
NeoGenomics, Inc. *	7,134	86,678
Neoleukin Therapeutics, Inc. *	738	1,387
Neuronetics, Inc. *	1,378	4,175
NeuroPace, Inc. *	375	3,079
Nevro Corp. *	2,174	157,245
NewAge, Inc. *	3,892	2,261
NexImmune, Inc. *	1,064	4,479
NGM Biopharmaceuticals, Inc. *	105	1,601
Nurix Therapeutics, Inc. *	1,702	23,845
Nuvalent, Inc. Class A *	627	8,709
NuVasive, Inc. *	3,258	184,729
Nuvation Bio, Inc. *	8,468	44,542
Ocugen, Inc. *	11,017	36,356
Ocular Therapeutix, Inc. *	4,586	22,701
Olema Pharmaceuticals, Inc. *	660	2,812
Omega Therapeutics, Inc. *	741	4,624
Omeros Corp. *	4,016	24,136
Omnicell, Inc. *	2,745	355,450
Oncocyte Corp. *	2,644	3,940
Ontrak, Inc. *	893	2,023
Oramed Pharmaceuticals, Inc. * (Israel)	2,225	19,246
Organogenesis Holdings, Inc. *	4,150	31,623
ORIC Pharmaceuticals, Inc. *	405	2,163
Ortho Clinical Diagnostics Holdings PLC Class H *	7,565	141,163
OrthoPediatrics Corp. *	875	47,241
Outlook Therapeutics, Inc. *	8,027	14,288
Owens & Minor, Inc.	3,759	165,471
Oyster Point Pharma, Inc. *	56	652
Pacific Biosciences of California, Inc. *	5,596	50,924
Pacira BioSciences, Inc. *	2,773	211,635
Paragon 28, Inc. *	444	7,433
Paratek Pharmaceuticals, Inc. *	2,929	8,699
Patterson Cos., Inc.	1,388	44,930
PAVmed, Inc. *	4,343	5,733
Paya Holdings, Inc. *	5,134	30,085
Pennant Group, Inc. *	1,540	28,690
Performance Food Group Co. *	8,675	441,644
Personalis, Inc. *	252	2,064
PetIQ, Inc. *	1,721	41,992
Phathom Pharmaceuticals, Inc. *	1,212	16,495
Phibro Animal Health Corp. Class A	1,357	27,072
Pliant Therapeutics, Inc. *	1,317	9,232
PMV Pharmaceuticals, Inc. *	1,706	35,519
Portage Biotech, Inc. * (Canada)	55	361
Praxis Precision Medicines, Inc. *	245	2,501
Precigen, Inc. *	4,960	10,466
Precision BioSciences, Inc. *	3,011	9,274
Prelude Therapeutics, Inc. *	642	4,430
Priority Technology Holdings, Inc. *	662	3,807
PROCEPT BioRobotics Corp. *	354	12,386
PROG Holdings, Inc. *	533	15,334
Progyny, Inc. *	4,045	207,913
Prometheus Biosciences, Inc. *	231	8,723
Protagonist Therapeutics, Inc. *	2,810	66,541
Prothena Corp. PLC * (Ireland)	1,746	63,851
PTC Therapeutics, Inc. *	4,369	163,007
Pulmonx Corp. *	1,660	41,185
Pulse Biosciences, Inc. *	821	3,990
Puma Biotechnology, Inc. *	1,955	5,630
Pyxis Oncology, Inc. *	580	2,343
Quanterix Corp. *	1,944	56,745
Quotient Ltd. *	4,752	5,702
R1 RCM, Inc. *	7,451	199,389
Radius Health, Inc. *	2,804	24,759
RadNet, Inc. *	2,867	64,135
Rain Therapeutics, Inc. *	640	3,245
Rallybio Corp. *	651	4,544
Rapid Micro Biosystems, Inc. Class A *	730	4,957

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
RAPT Therapeutics, Inc. *	1,391	$30,588
Reata Pharmaceuticals, Inc. Class A *	1,504	49,271
Recursion Pharmaceuticals, Inc. Class A *	4,987	35,707
REGENXBIO, Inc. *	1,316	43,678
Relay Therapeutics, Inc. *	3,921	117,356
Relmada Therapeutics, Inc. *	1,591	42,941
Remitly Global, Inc. *	624	6,159
Reneo Pharmaceuticals, Inc. *	557	1,638
Rent the Runway, Inc. Class A *	624	4,299
Rent-A-Center, Inc.	3,870	97,485
Repay Holdings Corp. *	2,444	36,098
Replimune Group, Inc. *	1,415	24,027
Retractable Technologies, Inc. *	1,035	4,916
Revance Therapeutics, Inc. *	4,416	86,112
Revlon, Inc. Class A *	28	226
REVOLUTION Medicines, Inc. *	494	12,602
Rigel Pharmaceuticals, Inc. *	10,984	32,842
Riot Blockchain, Inc. *	6,744	142,770
Rocket Pharmaceuticals, Inc. *	2,627	41,664
Rubius Therapeutics, Inc. *	2,744	15,119
RxSight, Inc. *	936	11,588
Sana Biotechnology, Inc. *	5,236	43,249
Sanderson Farms, Inc.	1,090	204,364
Sangamo Therapeutics, Inc. *	6,787	39,432
Scholar Rock Holding Corp. *	1,423	18,342
SeaSpine Holdings Corp. *	966	11,747
Seelos Therapeutics, Inc. *	5,845	4,897
Seer, Inc. *	954	14,539
Select Medical Holdings Corp.	6,953	166,802
Selecta Biosciences, Inc. *	863	1,061
Senseonics Holdings, Inc. *	25,834	50,893
Sera Prognostics, Inc. Class A *	196	743
Seres Therapeutics, Inc. *	4,498	32,026
Sesen Bio, Inc. *	12,029	7,250
Shattuck Labs, Inc. *	1,297	5,525
Shockwave Medical, Inc. *	2,116	438,774
ShotSpotter, Inc. *	510	14,137
SI-BONE, Inc. *	2,074	46,872
Sientra, Inc. *	3,039	6,747
SIGA Technologies, Inc. *	2,894	20,518
Sigilon Therapeutics, Inc. *	16	24
Silk Road Medical, Inc. *	2,163	89,310
Simply Good Foods Co. *	307	11,651
Singular Genomics Systems, Inc. *	1,621	10,229
SOC Telemed, Inc. *	2,866	8,569
Sorrento Therapeutics, Inc. *	17,113	39,873
SP Plus Corp. *	1,475	46,256
Spectrum Pharmaceuticals, Inc. *	9,792	12,632
Spero Therapeutics, Inc. *	1,349	11,736
SpringWorks Therapeutics, Inc. *	1,834	103,511
Sprouts Farmers Market, Inc. *	3,142	100,481
STAAR Surgical Co. *	2,982	238,292
Stereotaxis, Inc. *	2,957	11,030
Sterling Check Corp. *	441	11,656
Stoke Therapeutics, Inc. *	1,244	26,186
Stride, Inc. *	130	4,723
Summit Therapeutics, Inc. *	1,593	3,903
Surgery Partners, Inc. *	2,155	118,633
Surmodics, Inc. *	808	36,627
Sutro Biopharma, Inc. *	281	2,310
Syndax Pharmaceuticals, Inc. *	714	12,409
Syros Pharmaceuticals, Inc. *	3,054	3,634
Tactile Systems Technology, Inc. *	1,149	23,164
Talaris Therapeutics, Inc. *	859	8,453
Tarsus Pharmaceuticals, Inc. *	406	6,829
Tattooed Chef, Inc. *	3,027	38,080
Taysha Gene Therapies, Inc. *	1,111	7,244
Tenaya Therapeutics, Inc. *	1,010	11,898
Tenet Healthcare Corp. *	794	68,252
Terns Pharmaceuticals, Inc. *	826	2,453
Textainer Group Holdings Ltd. (China)	381	14,505

	Shares	Value
TG Therapeutics, Inc. *	8,149	$77,497
TherapeuticsMD, Inc. *	23,440	8,907
Theravance Biopharma, Inc. *	3,542	33,862
Theseus Pharmaceuticals, Inc. *	399	4,600
Thorne HealthTech, Inc. *	429	2,728
Tivity Health, Inc. *	1,644	52,887
Transcat, Inc. *	459	37,243
TransMedics Group, Inc. *	1,659	44,693
Travere Therapeutics, Inc. *	233	6,004
Treace Medical Concepts, Inc. *	1,923	36,364
Trevena, Inc. *	4,939	2,716
TriNet Group, Inc. *	2,543	250,129
Turning Point Brands, Inc.	875	29,759
Turning Point Therapeutics, Inc. *	302	8,109
Twist Bioscience Corp. *	3,480	171,842
Tyra Biosciences, Inc. *	408	4,366
Udemy, Inc. *	243	3,028
United Natural Foods, Inc. *	217	8,973
UroGen Pharma Ltd. *	848	7,386
US Physical Therapy, Inc.	804	79,958
USANA Health Sciences, Inc. *	753	59,826
Utah Medical Products, Inc.	39	3,505
Utz Brands, Inc.	3,762	55,602
Vapotherm, Inc. *	1,515	21,059
Varex Imaging Corp. *	302	6,430
Vaxart, Inc. *	7,138	35,976
Vaxcyte, Inc. *	737	17,799
VBI Vaccines, Inc. *	11,547	19,168
Vector Group Ltd.	1,236	14,881
Ventyx Biosciences, Inc. *	363	4,926
Vera Therapeutics, Inc. *	476	11,181
Verastem, Inc. *	10,329	14,564
Vericel Corp. *	2,922	111,679
Verrica Pharmaceuticals, Inc. *	792	6,423
Veru, Inc. *	2,759	13,326
Verve Therapeutics, Inc. *	1,376	31,400
Viad Corp. *	1,300	46,332
Viemed Healthcare, Inc. *	504	2,510
ViewRay, Inc. *	9,623	37,722
Vigil Neuroscience, Inc. *	223	1,568
Vincerx Pharma, Inc. *	977	3,908
Vir Biotechnology, Inc. *	3,775	97,093
Viracta Therapeutics, Inc. *	701	3,337
VistaGen Therapeutics, Inc. *	9,695	12,022
Vita Coco Co., Inc. *	481	4,310
Vital Farms, Inc. *	1,646	20,345
Vivint Smart Home, Inc. *	1,474	9,964
Vor BioPharma, Inc. *	182	1,099
WaVe Life Sciences Ltd. *	2,646	5,292
WD-40 Co.	857	157,028
Werewolf Therapeutics, Inc. *	1,060	4,664
Willdan Group, Inc. *	532	16,327
WillScot Mobile Mini Holdings Corp. *	13,076	511,664
WW International, Inc. *	966	9,882
Xencor, Inc. *	3,561	95,007
Xilio Therapeutics, Inc. *	407	2,877
XOMA Corp. *	50	1,399
Y-mAbs Therapeutics, Inc. *	2,298	27,300
Zentalis Pharmaceuticals, Inc. *	2,291	105,707
Zevia PBC Class A *	294	1,344
Zynex, Inc.	1,325	8,255

		25,984,541

Energy - 3.4%
Advent Technologies Holdings, Inc. *	1,905	4,420
Antero Resources Corp. *	2,185	66,708
Arch Resources, Inc.	178	24,454
Array Technologies, Inc. *	1,793	20,207
Beam Global *	456	9,325
Callon Petroleum Co. *	2,620	154,790

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Centennial Resource Development, Inc. Class A *	1,396	$11,266
ChampionX Corp. *	2,346	57,430
Chesapeake Energy Corp.	400	34,800
Civitas Resources, Inc.	387	23,108
Crescent Energy, Inc. Class A	1,762	30,553
Denbury, Inc. *	3,168	248,910
DMC Global, Inc. *	1,217	37,118
Earthstone Energy, Inc. Class A *	298	3,764
Eos Energy Enterprises, Inc. *	2,656	11,102
Expro Group Holdings NV *	393	6,987
Falcon Minerals Corp.	1,957	13,190
FuelCell Energy, Inc. *	17,909	103,156
Infrastructure & Energy Alternatives, Inc. *	671	7,951
Kinetik Holdings, Inc. Class A	31	2,015
Kosmos Energy Ltd. * (Ghana)	28,204	202,787
Laredo Petroleum, Inc. *	204	16,145
Liberty Oilfield Services, Inc. Class A *	1,923	28,499
Magnolia Oil & Gas Corp. Class A	9,067	214,434
Matador Resources Co.	6,952	368,317
NexTier Oilfield Solutions, Inc. *	1,110	10,256
Oasis Petroleum, Inc.	1,060	155,078
Ovintiv, Inc.	939	50,772
Par Pacific Holdings, Inc. *	2,478	32,263
Riley Exploration Permian, Inc.	107	2,684
Solaris Oilfield Infrastructure, Inc. Class A	517	5,837
Southwestern Energy Co. *	63,862	457,890
Stem, Inc. *	7,171	78,953
Sunnova Energy International, Inc. *	760	17,526
SunPower Corp. *	3,996	85,834
Talos Energy, Inc. *	342	5,400
Tellurian, Inc. *	23,309	123,538
TETRA Technologies, Inc. *	5,667	23,291
TPI Composites, Inc. *	2,332	32,788
Warrior Met Coal, Inc.	308	11,430

		2,794,976

Financial - 8.6%
Alexander’s, Inc. REIT	140	35,872
Artisan Partners Asset Management, Inc. Class A	3,686	145,044
Atlanticus Holdings Corp. *	294	15,226
Axos Financial, Inc. *	321	14,891
Blucora, Inc. *	1,082	21,153
Blue Foundry Bancorp *	97	1,314
Bridgewater Bancshares, Inc. *	275	4,587
Brightsphere Investment Group, Inc.	2,046	49,615
BRP Group, Inc. Class A *	2,979	79,927
Cadence Bank	1,748	51,146
CatchMark Timber Trust, Inc. Class A REIT	2,374	19,467
Clipper Realty, Inc. REIT	682	6,186
Coastal Financial Corp. *	466	21,320
Cohen & Steers, Inc.	1,561	134,074
Columbia Financial, Inc. *	962	20,693
Community Healthcare Trust, Inc. REIT	916	38,664
CrossFirst Bankshares, Inc. *	1,491	23,498
Curo Group Holdings Corp.	1,267	16,534
Cushman & Wakefield PLC *	8,711	178,663
Customers Bancorp, Inc. *	150	7,821
Douglas Elliman, Inc.	612	4,468
Eastern Bankshares, Inc.	2,288	49,284
EastGroup Properties, Inc. REIT	2,529	514,095
eHealth, Inc. *	435	5,398
eXp World Holdings, Inc.	3,939	83,389
Fathom Holdings, Inc. *	381	4,077
FB Financial Corp.	216	9,595
First Financial Bankshares, Inc.	7,583	334,562
Five Star Bancorp	284	8,037
Flywire Corp. *	2,973	90,914
Focus Financial Partners, Inc. Class A *	4,089	187,031

	Shares	Value
GAMCO Investors, Inc. Class A	283	$6,257
GCM Grosvenor, Inc. Class A	2,392	23,226
Glacier Bancorp, Inc.	825	41,481
Gladstone Commercial Corp. REIT	734	16,163
Gladstone Land Corp. REIT	1,178	42,903
Goosehead Insurance, Inc. Class A	169	13,278
Greenhill & Co., Inc.	835	12,917
Hamilton Lane, Inc. Class A	2,189	169,188
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	267	12,664
Heritage Insurance Holdings, Inc.	6	43
Hingham Institution For Savings	5	1,716
Houlihan Lokey, Inc.	2,795	245,401
Indus Realty Trust, Inc. REIT	263	19,223
Innovative Industrial Properties, Inc. REIT	777	159,596
International Money Express, Inc. *	2,053	42,312
Investors Bancorp, Inc.	5,167	77,143
Investors Title Co.	8	1,626
James River Group Holdings Ltd.	334	8,263
Kearny Financial Corp.	1,368	17,620
Kinsale Capital Group, Inc.	1,349	307,599
Lakeland Financial Corp.	95	6,935
LendingTree, Inc. *	732	87,598
Live Oak Bancshares, Inc.	2,002	101,882
Luther Burbank Corp.	41	545
Marcus & Millichap, Inc.	151	7,955
McGrath RentCorp	1,047	88,974
Meta Financial Group, Inc.	507	27,844
Metrocity Bankshares, Inc.	281	6,598
Metropolitan Bank Holding Corp. *	39	3,969
Moelis & Co. Class A	2,111	99,111
National Storage Affiliates Trust REIT	5,085	319,135
Necessity Retail REIT, Inc. REIT	761	6,020
Newmark Group, Inc. Class A	10,541	167,813
NexPoint Residential Trust, Inc. REIT	255	23,029
NMI Holdings, Inc. Class A *	307	6,330
Origin Bancorp, Inc.	287	12,137
Outfront Media, Inc. REIT	1,831	52,055
Pacific Premier Bancorp, Inc.	852	30,118
Palomar Holdings, Inc. *	1,545	98,865
PennyMac Mortgage Investment Trust REIT	1,204	20,336
Phillips Edison & Co., Inc. REIT	915	31,467
PJT Partners, Inc. Class A	1,259	79,468
PS Business Parks, Inc. REIT	1,064	178,837
Pzena Investment Management, Inc. Class A	1,017	8,156
Rafael Holdings, Inc. Class B *	901	2,262
RBB Bancorp	95	2,232
Redfin Corp. *	6,489	117,062
Regional Management Corp.	233	11,317
RLI Corp.	2,325	257,215
RMR Group, Inc. Class A	95	2,955
Ryman Hospitality Properties, Inc. REIT *	3,107	288,236
Safehold, Inc. REIT	873	48,408
Saul Centers, Inc. REIT	664	34,993
Selectquote, Inc. *	8,029	22,401
ServisFirst Bancshares, Inc.	2,605	248,230
Silvergate Capital Corp. Class A *	1,756	264,401
Southern First Bancshares, Inc. *	141	7,168
St. Joe Co.	2,089	123,752
StepStone Group, Inc. Class A	2,863	94,651
Stock Yards Bancorp, Inc.	258	13,648
StoneX Group, Inc. *	91	6,755
Tanger Factory Outlet Centers, Inc. REIT	1,854	31,870
Texas Capital Bancshares, Inc. *	1,209	69,288
Third Coast Bancshares, Inc. *	51	1,178
Triumph Bancorp, Inc. *	1,393	130,970
Trupanion, Inc. *	2,395	213,442
UMH Properties, Inc. REIT	2,381	58,549
Universal Health Realty Income Trust REIT	755	44,069
Veritex Holdings, Inc.	399	15,230
Virtus Investment Partners, Inc.	460	110,395

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Walker & Dunlop, Inc.	197	$25,496
Waterstone Financial, Inc.	83	1,605
West BanCorp, Inc.	191	5,197
WisdomTree Investments, Inc.	6,067	35,613

		7,148,929

Industrial - 13.6%
908 Devices, Inc. *	1,253	23,820
AAON, Inc.	2,633	146,737
Advanced Energy Industries, Inc.	2,371	204,096
Aerojet Rocketdyne Holdings, Inc. *	3,747	147,444
AeroVironment, Inc. *	1,412	132,926
AgEagle Aerial Systems, Inc. *	3,877	4,614
Akoustis Technologies, Inc. *	3,079	20,014
Alamo Group, Inc.	556	79,947
Albany International Corp. Class A	366	30,861
Allied Motion Technologies, Inc.	676	20,172
AMMO, Inc. *	5,310	25,488
Applied Industrial Technologies, Inc.	2,415	247,924
Atkore, Inc. *	2,814	277,010
Atlas Technical Consultants, Inc. *	115	1,385
Babcock & Wilcox Enterprises, Inc. *	986	8,046
Badger Meter, Inc.	1,831	182,569
Blink Charging Co. *	2,294	60,699
Bloom Energy Corp. Class A *	8,931	215,684
Boise Cascade Co.	536	37,236
Byrna Technologies, Inc. *	1,114	9,101
Cactus, Inc. Class A	3,485	197,739
Cadre Holdings, Inc.	147	3,610
Casella Waste Systems, Inc. Class A *	2,844	249,277
Chart Industries, Inc. *	1,377	236,527
Chase Corp.	113	9,821
CIRCOR International, Inc. *	1,107	29,468
Comfort Systems USA, Inc.	2,237	199,115
Construction Partners, Inc. Class A *	2,506	65,607
Cornerstone Building Brands, Inc. *	3,436	83,564
CryoPort, Inc. *	2,550	89,021
CSW Industrials, Inc.	942	110,770
CTS Corp.	429	15,161
Daseke, Inc. *	2,621	26,393
Dorian LPG Ltd.	502	7,274
Dycom Industries, Inc. *	1,508	143,652
Eastman Kodak Co. *	2,552	16,716
EMCOR Group, Inc.	338	38,069
Energizer Holdings, Inc.	4,215	129,653
Energy Recovery, Inc. *	2,616	52,686
Enerpac Tool Group Corp.	3,830	83,839
EnerSys	267	19,910
ESCO Technologies, Inc.	129	9,020
Evoqua Water Technologies Corp. *	7,260	341,075
Exponent, Inc.	3,259	352,135
Fabrinet * (Thailand)	1,994	209,629
FARO Technologies, Inc. *	544	28,244
Federal Signal Corp.	3,793	128,014
Fluidigm Corp. *	602	2,161
Forward Air Corp.	1,681	164,368
Franklin Electric Co., Inc.	2,902	240,982
Gibraltar Industries, Inc. *	563	24,181
GoPro, Inc. Class A *	8,088	68,991
Gorman-Rupp Co.	249	8,934
GrafTech International Ltd.	11,184	107,590
Greif, Inc. Class A	221	14,378
Greif, Inc. Class B	49	3,124
Harsco Corp. *	1,979	24,223
Helios Technologies, Inc.	2,030	162,907
Heritage-Crystal Clean, Inc. *	359	10,630
Hillenbrand, Inc.	2,524	111,485
Hydrofarm Holdings Group, Inc. *	2,514	38,087
Ichor Holdings Ltd. *	1,167	41,569
Identiv, Inc. *	1,343	21,716
IES Holdings, Inc. *	522	20,984

	Shares	Value
II-VI, Inc. *	6,175	$447,626
Insteel Industries, Inc.	149	5,512
Iteris, Inc. *	2,578	7,682
Itron, Inc. *	2,341	123,324
JELD-WEN Holding, Inc. *	2,331	47,273
John Bean Technologies Corp.	1,970	233,386
Kadant, Inc.	723	140,399
Karat Packaging, Inc. *	281	5,578
Kimball Electronics, Inc. *	48	960
Kopin Corp. *	4,663	11,797
Kratos Defense & Security Solutions, Inc. *	1,781	36,475
Latham Group, Inc. *	2,726	36,092
Lawson Products, Inc. *	293	11,292
Lindsay Corp.	620	97,346
Luna Innovations, Inc. *	1,864	14,371
Luxfer Holdings PLC (United Kingdom)	714	11,995
Masonite International Corp.	1,504	133,766
Materion Corp.	501	42,956
Meta Materials, Inc. *	13,437	22,440
MicroVision, Inc. *	10,396	48,549
Modine Manufacturing Co. *	336	3,027
Montrose Environmental Group, Inc. *	1,645	87,070
Mueller Industries, Inc.	1,362	73,780
Mueller Water Products, Inc. Class A	811	10,478
Myers Industries, Inc.	1,130	24,408
MYR Group, Inc. *	777	73,069
Napco Security Technologies, Inc. *	1,855	38,065
nLight, Inc. *	2,757	47,806
Novanta, Inc. *	2,212	314,745
NV5 Global, Inc. *	190	25,327
NVE Corp.	277	15,088
O-I Glass, Inc. *	9,799	129,151
Omega Flex, Inc.	186	24,156
OSI Systems, Inc. *	106	9,023
PAM Transportation Services, Inc. *	42	1,460
PGT Innovations, Inc. *	1,759	31,627
Plexus Corp. *	1,558	127,460
Proto Labs, Inc. *	266	14,071
Pure Cycle Corp. *	1,011	12,152
PureCycle Technologies, Inc. *	3,713	29,704
Ranpak Holdings Corp. *	377	7,702
RBC Bearings, Inc. *	250	48,470
Ryerson Holding Corp.	624	21,852
Saia, Inc. *	1,663	405,473
Sharps Compliance Corp. *	1,108	6,537
Sight Sciences, Inc. *	1,083	12,519
Simpson Manufacturing Co., Inc.	2,731	297,788
Smith & Wesson Brands, Inc.	3,016	45,632
SPX Corp. *	2,302	113,742
SPX FLOW, Inc.	204	17,589
Sterling Construction Co., Inc. *	331	8,871
Stoneridge, Inc. *	244	5,065
Sturm Ruger & Co., Inc.	999	69,550
Tennant Co.	1,171	92,275
Terex Corp.	4,307	153,588
Tetra Tech, Inc.	3,383	557,992
Tredegar Corp.	1,285	15,407
Turtle Beach Corp. *	765	16,287
UFP Industries, Inc.	3,414	263,424
UFP Technologies, Inc. *	23	1,522
Universal Logistics Holdings, Inc.	384	7,738
US Ecology, Inc. *	208	9,959
Vicor Corp. *	1,324	93,408
Vishay Intertechnology, Inc.	1,246	24,422
Watts Water Technologies, Inc. Class A	965	134,704
Welbilt, Inc. *	8,210	194,987
Werner Enterprises, Inc.	420	17,220
Willis Lease Finance Corp. *	30	966
Xometry, Inc. Class A *	1,224	44,982
Yellow Corp. *	276	1,935
Zurn Water Solutions Corp.	4,029	142,627

		11,222,791

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Technology - 18.4%
1Life Healthcare, Inc. *	7,252	$80,352
3D Systems Corp. *	7,110	118,595
8x8, Inc. *	7,113	89,553
ACI Worldwide, Inc. *	7,419	233,624
Agilysys, Inc. *	1,198	47,776
Alignment Healthcare, Inc. *	4,997	56,116
Alkami Technology, Inc. *	1,765	25,257
Alpha & Omega Semiconductor Ltd. *	1,111	60,716
Altair Engineering, Inc. Class A *	2,903	186,953
Ambarella, Inc. *	2,217	232,608
American Software, Inc. Class A	1,586	33,052
Amkor Technology, Inc.	1,377	29,908
Apollo Medical Holdings, Inc. *	2,364	114,583
Appfolio, Inc. Class A *	1,196	135,399
Appian Corp. *	2,470	150,225
Arteris, Inc. *	294	3,822
Asana, Inc. Class A *	4,217	168,554
Atomera, Inc. *	1,216	15,881
Avaya Holdings Corp. *	5,295	67,088
Avid Technology, Inc.*	2,269	79,120
AvidXchange Holdings, Inc. *	1,269	10,216
Axcelis Technologies, Inc. *	2,066	156,045
Bandwidth, Inc. Class A *	1,465	47,451
Benefitfocus, Inc. *	1,119	14,122
BigCommerce Holdings, Inc. *	3,046	66,738
Blackbaud, Inc. *	3,009	180,149
Blackline, Inc. *	3,407	249,461
Bottomline Technologies DE, Inc. *	502	28,453
Box, Inc. Class A *	8,570	249,044
Brightcove, Inc. *	2,749	21,442
BTRS Holdings, Inc. Class A *	6,057	45,306
Cantaloupe, Inc. *	3,499	23,688
Cardlytics, Inc. *	2,033	111,774
Cerence, Inc. *	2,471	89,203
CEVA, Inc. *	1,424	57,886
CMC Materials, Inc.	1,781	330,197
Cohu, Inc. *	2,619	77,522
CommVault Systems, Inc. *	2,795	185,448
Consensus Cloud Solutions, Inc. *	1,012	60,852
Convey Health Solutions Holdings, Inc. *	507	3,316
CoreCard Corp. *	435	11,919
Corsair Gaming, Inc. *	1,788	37,834
CS Disco, Inc. *	411	13,962
CSG Systems International, Inc.	948	60,264
Desktop Metal, Inc. Class A *	7,773	36,844
Diebold Nixdorf, Inc. *	4,754	31,994
Digimarc Corp. *	762	20,094
Digital Turbine, Inc. *	5,697	249,586
DigitalOcean Holdings, Inc. *	3,009	174,071
Diodes, Inc. *	2,115	183,984
Domo, Inc. Class B *	1,791	90,571
Donnelley Financial Solutions, Inc. *	103	3,426
eGain Corp. *	571	6,612
EMCORE Corp. *	544	2,013
Enfusion, Inc. Class A *	1,156	14,704
EngageSmart, Inc. *	727	15,492
Envestnet, Inc. *	3,044	226,595
EverCommerce, Inc. *	1,355	17,886
Evolent Health, Inc. Class A *	1,037	33,495
ExlService Holdings, Inc. *	2,060	295,136
Forian, Inc. *	1,039	7,231
FormFactor, Inc. *	4,271	179,510
GreenBox POS *	1,083	4,570
Grid Dynamics Holdings, Inc. *	2,919	41,100
Health Catalyst, Inc. *	3,307	86,412
HireRight Holdings Corp. *	596	10,192
IBEX Holdings Ltd. *	347	5,531

	Shares	Value
iCAD, Inc. *	1,298	$5,789
Impinj, Inc. *	1,190	75,613
Inseego Corp. *	1,096	4,439
Insight Enterprises, Inc. *	779	83,602
Instructure Holdings, Inc. *	129	2,588
Intapp, Inc. *	632	15,174
Integral Ad Science Holding Corp. *	869	11,992
JFrog Ltd. * (Israel)	3,389	91,334
Kaltura, Inc. *	2,025	3,625
KBR, Inc.	7,765	424,979
Kulicke & Soffa Industries, Inc. (Singapore)	3,840	215,117
Lattice Semiconductor Corp. *	8,513	518,867
LivePerson, Inc. *	4,147	101,270
MACOM Technology Solutions Holdings, Inc. Class H *	3,108	186,076
Maximus, Inc.	3,851	288,633
MaxLinear, Inc. *	4,452	259,774
MeridianLink, Inc. *	1,152	20,851
MicroStrategy, Inc. Class A *	590	286,929
Mitek Systems, Inc. *	2,738	40,167
Model N, Inc. *	2,101	56,517
Momentive Global, Inc. *	8,320	135,283
NantHealth, Inc. *	1,346	1,014
ON24, Inc. *	1,074	14,123
OneSpan, Inc. *	2,342	33,819
Onto Innovation, Inc. *	961	83,501
Ouster, Inc. *	8,298	37,341
Outbrain, Inc. *	657	7,050
Outset Medical, Inc. *	2,943	133,612
PagerDuty, Inc. *	5,220	178,472
PAR Technology Corp. *	1,598	64,463
Phreesia, Inc. *	3,130	82,507
Pitney Bowes, Inc.	6,619	34,419
PlayAGS, Inc. *	1,653	11,026
Porch Group, Inc. *	4,882	33,906
Power Integrations, Inc.	3,693	342,267
PowerSchool Holdings, Inc. Class A *	471	7,776
Privia Health Group, Inc. *	2,631	70,327
Progress Software Corp.	2,769	130,392
PROS Holdings, Inc. *	2,519	83,908
Qualys, Inc. *	2,138	304,473
Rackspace Technology, Inc. *	2,365	26,393
Rapid7, Inc. *	3,530	392,677
Rekor Systems, Inc. *	1,318	6,010
Rimini Street, Inc. *	2,685	15,573
Sailpoint Technologies Holdings, Inc. *	5,744	293,978
Sapiens International Corp. NV (Israel)	1,949	49,485
Schrodinger, Inc. *	2,851	97,276
Semtech Corp. *	4,062	281,659
Silicon Laboratories, Inc. *	2,377	357,025
Simulations Plus, Inc.	970	49,451
SiTime Corp. *	1,013	251,042
SkyWater Technology, Inc. *	450	4,874
SMART Global Holdings, Inc. *	3,092	79,866
Society Pass, Inc. *	358	1,063
Sprout Social, Inc. Class A *	2,838	227,381
SPS Commerce, Inc. *	2,263	296,906
Sumo Logic, Inc. *	5,611	65,480
Synaptics, Inc. *	2,489	496,556
Tabula Rasa HealthCare, Inc. *	1,344	7,741
Telos Corp. *	2,633	26,251
Tenable Holdings, Inc. *	5,791	334,662
TTEC Holdings, Inc.	1,164	96,053
Ultra Clean Holdings, Inc. *	2,788	118,183
Unisys Corp. *	3,258	70,405
Upland Software, Inc. *	1,877	33,054
UserTesting, Inc. *	408	4,362
Varonis Systems, Inc. *	6,721	319,516
Veritone, Inc. *	1,839	33,617
Verra Mobility Corp. *	9,571	155,816

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Viant Technology, Inc. Class A *	697	$4,565
Vuzix Corp. *	3,882	25,621
Weave Communications, Inc. *	351	2,092
Workiva, Inc. *	2,686	316,948
Yext, Inc. *	7,254	49,980
Ziff Davis, Inc. *	2,724	263,629
Zuora, Inc. Class A *	7,132	106,837

		15,243,565

Utilities - 0.5%
Ameresco, Inc. Class A *	1,939	154,151
American States Water Co.	1,203	107,091
Aris Water Solution, Inc. Class A	654	11,903
Clearway Energy, Inc. Class A	547	18,226
Clearway Energy, Inc. Class C	1,300	47,463
FTC Solar, Inc. *	2,440	12,029
Global Water Resources, Inc.	763	12,696
Middlesex Water Co.	383	40,280
Stronghold Digital Mining, Inc. Class A *	293	1,714
Via Renewables, Inc.	677	5,578
York Water Co.	478	21,496

		432,627

Total Common Stocks (Cost $94,202,183)		81,782,897

EXCHANGE-TRADED FUND - 1.0%
iShares Russell 2000 Growth	3,372	862,389

Total Exchange-Traded Fund (Cost $826,255)		862,389

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $177,300; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $180,848)	$177,300	177,300

Total Short-Term Investment (Cost $177,300)		177,300

TOTAL INVESTMENTS - 100.0% (Cost $95,205,805)		82,824,894

DERIVATIVES - (0.0%)		(1,302)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,920)

NET ASSETS - 100.0%		$82,820,672

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $2,308 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/22	19	$197,610	$196,308	($1,302)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$2,308	$-	$-	$2,308
	Common Stocks	81,782,897	81,782,897	-	-
	Exchange-Traded Fund	862,389	862,389	-	-
	Short-Term Investment	177,300	-	177,300	-

	Total Assets	82,824,894	82,645,286	177,300	2,308

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,302)	(1,302)	-	-

	Total Liabilities	(1,302)	(1,302)	-	-

	Total	$82,823,592	$82,643,984	$177,300	$2,308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	123	$369
Contra Zogenix, Inc. - Contingent Value Rights *	8,080	5,494

		5,863

Industrial - 0.0%
Quantum Leap Corp. Pty Ltd. *	6,185	50

Total Rights (Cost $5,494)		5,913

COMMON STOCKS - 97.5%
Basic Materials - 3.0%
AdvanSix, Inc.	2,923	149,336
Allegheny Technologies, Inc. *	5,228	140,320
American Vanguard Corp.	2,303	46,797
Amyris, Inc. *	17,380	75,777
Arconic Corp. *	11,377	291,479
Carpenter Technology Corp.	5,100	214,098
Century Aluminum Co. *	5,267	138,575
Clearwater Paper Corp. *	1,711	47,959
Coeur Mining, Inc. *	8,393	37,349
Commercial Metals Co.	12,827	533,860
Constellium SE *	13,261	238,698
Ecovyst, Inc.	6,172	71,348
Energy Fuels, Inc. *	2,246	20,551
Ferro Corp. *	1,487	32,327
Gatos Silver, Inc. *	1,017	4,393
GCP Applied Technologies, Inc. *	7,154	224,779
Glatfelter Corp.	4,885	60,476
Hawkins, Inc.	673	30,891
HB Fuller Co.	4,625	305,574
Hecla Mining Co.	39,834	261,709
Innospec, Inc.	1,814	167,886
Intrepid Potash, Inc. *	1,034	84,933
Kaiser Aluminum Corp.	1,458	137,285
Koppers Holdings, Inc.	2,195	60,406
Kronos Worldwide, Inc.	1,983	30,776
Minerals Technologies, Inc.	3,570	236,155
Neenah, Inc.	1,753	69,524
Oil-Dri Corp. of America	541	15,500
PolyMet Mining Corp. * (Canada)	1,697	7,110
Rayonier Advanced Materials, Inc. *	6,411	42,120
Rogers Corp. *	251	68,197
Schnitzer Steel Industries, Inc. Class A	2,531	131,460
Sensient Technologies Corp.	2,200	184,690
Stepan Co.	2,111	208,588
Tronox Holdings PLC Class A	12,219	241,814
Unifi, Inc. *	1,448	26,209
Ur-Energy, Inc. *	1,701	2,722
US Lime & Minerals, Inc.	210	24,368
Valhi, Inc.	299	8,764
Zymergen, Inc. *	6,715	19,406

		4,694,209

Communications - 2.9%
1stdibs.com, Inc. *	537	4,291
A10 Networks, Inc.	1,039	14,494
ADTRAN, Inc.	4,981	91,899
Advantage Solutions, Inc. *	7,950	50,721
aka Brands Holding Corp. *	560	2,475
AMC Networks, Inc. Class A *	1,588	64,520
Anterix, Inc. *	926	53,615

	Shares	Value
ATN International, Inc.	1,153	$ 45,982
Audacy, Inc. Class A *	12,260	35,431
Aviat Networks, Inc. *	1,135	34,924
Boston Omaha Corp. Class A *	2,119	53,759
Calix, Inc. *	1,092	46,858
Cars.com, Inc. *	6,168	89,004
ChannelAdvisor Corp. *	893	14,797
Clear Channel Outdoor Holdings, Inc. *	35,754	123,709
comScore, Inc. *	7,328	21,324
Consolidated Communications Holdings, Inc. *	7,570	44,663
Couchbase, Inc. *	615	10,713
Credo Technology Group Holding Ltd. *	595	9,062
CuriosityStream, Inc. *	2,105	6,105
DZS, Inc. *	1,031	14,300
EchoStar Corp. Class A *	3,933	95,729
Entravision Communications Corp. Class A	6,292	40,332
ePlus, Inc. *	2,767	155,118
EW Scripps Co. Class A *	6,018	125,114
Fluent, Inc. *	4,526	9,414
Gannett Co., Inc. *	14,593	65,814
Globalstar, Inc. *	7,950	11,686
Gogo, Inc. *	6,030	114,932
Gray Television, Inc.	8,930	197,085
Groupon, Inc. *	342	6,577
Harmonic, Inc. *	8,147	75,686
HealthStream, Inc. *	2,634	52,469
Hemisphere Media Group, Inc. *	1,728	7,897
Houghton Mifflin Harcourt Co. *	806	16,934
IDT Corp. Class B	373	12,716
iHeartMedia, Inc. Class A *	6,576	124,484
InterDigital, Inc.	1,949	124,346
Iridium Communications, Inc. *	3,041	122,613
KVH Industries, Inc. *	1,575	14,332
Lands’ End, Inc. *	1,490	25,211
Liberty Latin America Ltd. Class A * (Chile)	4,231	41,041
Liberty Latin America Ltd. Class C * (Chile)	16,521	158,436
Limelight Networks, Inc. *	13,910	72,610
Lulu’s Fashion Lounge Holdings, Inc. *	314	2,129
Maxar Technologies, Inc.	7,726	304,868
MediaAlpha, Inc. Class A *	213	3,525
National CineMedia, Inc.	5,725	14,541
NeoPhotonics Corp. *	5,717	86,956
NETGEAR, Inc. *	3,024	74,632
Ooma, Inc. *	963	14,435
Plantronics, Inc. *	2,749	108,311
Preformed Line Products Co.	314	19,914
Revolve Group, Inc. *	1,466	78,710
Ribbon Communications, Inc. *	7,284	22,508
Scholastic Corp.	2,904	116,973
Shenandoah Telecommunications Co.	3,320	78,286
Sinclair Broadcast Group, Inc. Class A	4,079	114,294
Solo Brands, Inc. Class A *	738	6,295
Stagwell, Inc. *	5,874	42,528
TEGNA, Inc.	23,575	528,080
Telephone & Data Systems, Inc.	10,815	204,187
Thryv Holdings, Inc. *	193	5,427
TrueCar, Inc. *	9,897	39,093
US Cellular Corp. *	1,626	49,154
Value Line, Inc.	22	1,474
Viavi Solutions, Inc. *	2,721	43,754
VirnetX Holding Corp. *	6,712	10,941
WideOpenWest, Inc. *	2,034	35,473
Yelp, Inc. *	559	19,067

		4,528,777

Consumer, Cyclical - 10.8%
A-Mark Precious Metals, Inc.	933	72,158
Abercrombie & Fitch Co. Class A *	5,519	176,553
Academy Sports & Outdoors, Inc.	8,375	329,975
Acushnet Holdings Corp.	2,612	105,159
Adient PLC *	8,833	360,121

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Aeva Technologies, Inc. *	10,985	$ 47,565
AMC Entertainment Holdings, Inc. Class A *	54,970	1,354,461
America’s Car-Mart, Inc. *	92	7,412
American Axle & Manufacturing Holdings, Inc. *	5,869	45,543
Avient Corp.	8,701	417,648
Barnes & Noble Education, Inc. *	4,706	16,848
Bassett Furniture Industries, Inc.	955	15,815
Beacon Roofing Supply, Inc. *	1,474	87,379
Beazer Homes USA, Inc. *	3,309	50,363
Bed Bath & Beyond, Inc. *	9,212	207,546
Big 5 Sporting Goods Corp.	2,159	37,027
Big Lots, Inc.	3,170	109,682
Biglari Holdings, Inc. Class B *	86	12,436
BJ’s Restaurants, Inc. *	164	4,641
BJ’s Wholesale Club Holdings, Inc. *	3,707	250,630
Blue Bird Corp. *	920	17,314
Bluegreen Vacations Holding Corp. *	1,498	44,296
Buckle, Inc.	159	5,253
Callaway Golf Co. *	12,337	288,933
Canoo, Inc. *	6,025	33,258
CarLotz, Inc. *	7,506	10,283
Carrols Restaurant Group, Inc.	3,510	7,933
Cato Corp. Class A	2,005	29,393
Cavco Industries, Inc. *	283	68,161
Century Communities, Inc.	1,122	60,106
Chicken Soup For The Soul Entertainment, Inc. *	424	3,388
Chico’s FAS, Inc. *	9,823	47,150
Chuy’s Holdings, Inc. *	1,106	29,862
Cinemark Holdings, Inc. *	1,914	33,074
Clean Energy Fuels Corp. *	16,900	134,186
Commercial Vehicle Group, Inc. *	2,094	17,694
CompX International, Inc.	121	2,846
Conn’s, Inc. *	1,852	28,539
Container Store Group, Inc. *	3,286	26,847
Cooper-Standard Holdings, Inc. *	1,745	15,304
Daktronics, Inc. *	3,798	14,584
Dana, Inc.	7,073	124,273
Dave & Buster’s Entertainment, Inc. *	2,485	122,014
Denny’s Corp. *	1,535	21,966
Dillard’s, Inc. Class A	587	157,545
Drive Shack, Inc. *	4,299	6,620
El Pollo Loco Holdings, Inc. *	1,976	22,961
Eros STX Global Corp. * (United Arab Emirates)	1,508	4,207
Escalade, Inc.	789	10,415
Ethan Allen Interiors, Inc.	2,331	60,769
F45 Training Holdings, Inc. *	1,367	14,627
Fiesta Restaurant Group, Inc. *	1,863	13,926
First Watch Restaurant Group, Inc. *	236	3,080
FirstCash, Inc.	3,932	276,577
Fisker, Inc. *	1,383	17,841
Flexsteel Industries, Inc.	664	12,815
Forestar Group, Inc. *	1,333	23,674
Fossil Group, Inc. *	5,400	52,056
Franchise Group, Inc.	2,679	110,991
G-III Apparel Group Ltd. *	4,634	125,350
GAN Ltd. * (United Kingdom)	3,732	17,988
Genesco, Inc. *	1,509	95,988
Global Industrial Co.	295	9,508
GMS, Inc. *	4,573	227,598
Goodyear Tire & Rubber Co. *	29,480	421,269
Green Brick Partners, Inc. *	2,496	49,321
Group 1 Automotive, Inc.	1,775	297,898
Guess?, Inc.	3,838	83,860
Hall of Fame Resort & Entertainment Co. *	9,198	10,210
Hamilton Beach Brands Holding Co. Class A	441	5,129
Haverty Furniture Cos., Inc.	946	25,939
Hawaiian Holdings, Inc. *	5,252	103,464
Healthcare Services Group, Inc.	4,019	74,633
Hibbett, Inc.	241	10,686
HNI Corp.	4,059	150,386
Hooker Furnishings Corp.	1,129	21,383
Hovnanian Enterprises, Inc. Class A *	539	31,855

	Shares	Value
Hyliion Holdings Corp. *	9,818	$ 43,494
Ideanomics, Inc. *	50,532	56,596
IMAX Corp. *	4,911	92,965
Interface, Inc.	4,712	63,942
iRobot Corp. *	252	15,977
Jack in the Box, Inc.	1,968	183,831
Johnson Outdoors, Inc. Class A	204	15,857
KAR Auction Services, Inc. *	12,877	232,430
KB Home	6,950	225,041
Kimball International, Inc. Class B	3,700	31,265
La-Z-Boy, Inc.	4,784	126,154
Landsea Homes Corp. *	1,170	10,004
Lazydays Holdings, Inc. *	785	15,841
Liberty TripAdvisor Holdings, Inc. Class A *	2,464	5,051
Life Time Group Holdings, Inc. *	1,793	26,070
Lifetime Brands, Inc.	1,356	17,411
Lions Gate Entertainment Corp. Class A *	6,367	103,464
Lions Gate Entertainment Corp. Class B *	12,438	186,943
LL Flooring Holdings, Inc. *	3,268	45,817
Lordstown Motors Corp. Class A *	15,955	54,407
M/I Homes, Inc. *	2,992	132,695
Macy’s, Inc.	32,145	783,052
Madison Square Garden Entertainment Corp. *	2,799	233,185
Marcus Corp. *	2,631	46,569
MarineMax, Inc. *	1,054	42,434
MDC Holdings, Inc.	4,361	165,020
Meritage Homes Corp. *	3,709	293,864
Meritor, Inc. *	1,054	37,491
Mesa Air Group, Inc. *	3,582	15,761
Methode Electronics, Inc.	3,880	167,810
Miller Industries, Inc.	1,112	31,314
MillerKnoll, Inc.	7,950	274,752
Monarch Casino & Resort, Inc. *	258	22,505
Motorcar Parts of America, Inc. *	1,959	34,929
Movado Group, Inc.	1,748	68,259
Nautilus, Inc. *	2,308	9,509
Nu Skin Enterprises, Inc. Class A	2,989	143,113
ODP Corp. *	4,925	225,713
OneSpaWorld Holdings Ltd. * (Bahamas)	2,840	28,968
Oxford Industries, Inc.	1,610	145,705
PC Connection, Inc.	1,244	65,173
PetMed Express, Inc.	283	7,301
Portillo’s, Inc. Class A *	722	17,732
PriceSmart, Inc.	2,444	192,758
Regis Corp. *	217	460
Resideo Technologies, Inc. *	13,619	324,541
REV Group, Inc.	3,106	41,620
Rite Aid Corp. *	6,230	54,513
Rocky Brands, Inc.	675	28,073
Romeo Power, Inc. *	1,577	2,350
Rush Enterprises, Inc. Class A	4,409	224,462
Rush Enterprises, Inc. Class B	762	36,843
ScanSource, Inc. *	2,615	90,976
SeaWorld Entertainment, Inc. *	2,351	175,008
Shift Technologies, Inc. *	4,987	10,971
Shoe Carnival, Inc.	150	4,374
Signet Jewelers Ltd. (NYSE)	1,232	89,566
SkyWest, Inc. *	5,384	155,328
Sleep Number Corp. *	1,257	63,742
Snap One Holdings Corp. *	985	14,529
Sonic Automotive, Inc. Class A	2,276	96,753
Sovos Brands, Inc. *	1,518	21,525
Spirit Airlines, Inc. *	10,557	230,882
Standard Motor Products, Inc.	2,275	98,144
Steelcase, Inc. Class A	8,903	106,391
Superior Group of Cos., Inc.	974	17,386
Sweetgreen, Inc. Class A *	392	12,540
Target Hospitality Corp. *	853	5,118
Taylor Morrison Home Corp. *	11,219	305,381
Tenneco, Inc. Class A *	593	10,864
Tilly’s, Inc. Class A	2,348	21,977
Titan International, Inc. *	4,475	65,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Titan Machinery, Inc. *	2,168	$ 61,268
Torrid Holdings, Inc. *	1,477	8,951
Traeger, Inc. *	2,253	16,762
TravelCenters of America, Inc. *	1,297	55,719
Tri Pointe Homes, Inc. *	10,940	219,675
Tupperware Brands Corp. *	5,311	103,299
UniFirst Corp.	1,611	296,875
Universal Electronics, Inc. *	1,315	41,081
Urban Outfitters, Inc. *	2,151	54,012
Vera Bradley, Inc. *	2,681	20,563
Veritiv Corp. *	1,504	200,919
Vista Outdoor, Inc. *	6,021	214,890
VOXX International Corp. *	1,618	16,131
VSE Corp.	1,105	50,929
Wabash National Corp.	4,995	74,126
Weber, Inc. Class A	1,481	14,558
WESCO International, Inc. *	3,914	509,368
Winmark Corp.	233	51,260
Workhorse Group, Inc. *	14,512	72,560
World Fuel Services Corp.	6,719	181,682
XL Fleet Corp. *	11,234	22,356
Xponential Fitness, Inc. Class A *	562	13,173
Zumiez, Inc. *	2,023	77,299

		16,872,050

Consumer, Non-Cyclical - 15.4%
2seventy bio, Inc. *	2,433	41,507
2U, Inc. *	1,151	15,285
4D Molecular Therapeutics, Inc. *	2,605	39,388
89bio, Inc. *	1,358	5,120
Aaron’s Co., Inc.	3,462	69,517
ABM Industries, Inc.	7,189	330,982
Absci Corp. *	2,351	19,819
Acacia Research Corp. *	5,133	23,150
ACCO Brands Corp.	9,826	78,608
Acumen Pharmaceuticals, Inc. *	1,368	5,349
Adagio Therapeutics, Inc. *	2,471	11,268
AdaptHealth Corp. *	7,524	120,610
Addus HomeCare Corp. *	932	86,946
Adicet Bio, Inc. *	2,940	58,712
Adtalem Global Education, Inc. *	5,349	158,919
Adverum Biotechnologies, Inc. *	9,035	11,836
Aeglea BioTherapeutics, Inc. *	4,230	9,729
Aerovate Therapeutics, Inc. *	562	10,301
Agios Pharmaceuticals, Inc. *	5,848	170,235
AirSculpt Technologies, Inc. *	189	2,586
Akebia Therapeutics, Inc. *	10,389	7,458
Akero Therapeutics, Inc. *	646	9,167
Akouos, Inc. *	2,527	12,003
Albireo Pharma, Inc. *	353	10,530
Allogene Therapeutics, Inc. *	4,203	38,289
Alpha Teknova, Inc. *	367	5,068
Alphatec Holdings, Inc. *	473	5,440
Alta Equipment Group, Inc. *	1,605	19,838
Altimmune, Inc. *	4,116	25,066
American Public Education, Inc. *	2,131	45,262
American Well Corp. Class A *	19,036	80,142
Amphastar Pharmaceuticals, Inc. *	2,806	100,735
Amylyx Pharmaceuticals, Inc. *	393	5,050
AnaptysBio, Inc. *	2,005	49,604
Andersons, Inc.	2,032	102,128
AngioDynamics, Inc. *	3,909	84,200
ANI Pharmaceuticals, Inc. *	1,300	36,543
Anika Therapeutics, Inc. *	1,503	37,740
Annexon, Inc. *	3,242	8,851
API Group Corp. *	21,517	452,503
Applied Therapeutics, Inc. *	614	1,296
AquaBounty Technologies, Inc. *	5,031	9,408
Arbutus Biopharma Corp. * (Canada)	8,489	25,297
Arcellx, Inc. *	361	5,061
Arcturus Therapeutics Holdings, Inc. *	2,193	59,123

	Shares	Value
Arcus Biosciences, Inc. *	4,832	$ 152,498
Arcutis Biotherapeutics, Inc. *	2,587	49,826
Ardelyx, Inc. *	2,671	2,858
Artivion, Inc. *	456	9,749
Asensus Surgical, Inc. *	16,854	10,564
ASGN, Inc. *	559	65,241
Atara Biotherapeutics, Inc. *	8,746	81,250
Atea Pharmaceuticals, Inc. *	6,083	43,919
Athenex, Inc. *	4,768	3,955
Athersys, Inc. *	3,525	2,134
Athira Pharma, Inc. *	3,346	45,171
Atossa Therapeutics, Inc. *	11,316	14,145
Atreca, Inc. Class A *	2,675	8,480
Aura Biosciences, Inc. *	312	6,864
Avalo Therapeutics, Inc. *	352	255
Avanos Medical, Inc. *	5,184	173,664
Avid Bioservices, Inc. *	360	7,333
Avidity Biosciences, Inc. *	3,241	59,861
Avis Budget Group, Inc. *	4,402	1,159,047
Avrobio, Inc. *	3,485	4,600
B&G Foods, Inc.	6,874	185,461
Barrett Business Services, Inc.	774	59,962
Beauty Health Co. *	769	12,981
BellRing Brands, Inc. *	4,012	92,597
BioCryst Pharmaceuticals, Inc. *	17,248	280,452
Biohaven Pharmaceutical Holding Co. Ltd. *	1,958	232,160
Bioventus, Inc. Class A *	800	11,280
Black Diamond Therapeutics, Inc. *	2,179	6,036
Bluebird Bio, Inc. *	7,002	33,960
Blueprint Medicines Corp. *	393	25,105
Bolt Biotherapeutics, Inc. *	2,162	5,924
Bridgebio Pharma, Inc. *	3,599	36,530
Bright Health Group, Inc. *	7,973	15,388
BrightView Holdings, Inc. *	5,001	68,064
Brookdale Senior Living, Inc. *	20,088	141,620
Brooklyn ImmunoTherapeutics, Inc. *	521	1,068
Cadiz, Inc. *	2,614	5,411
Cal-Maine Foods, Inc.	4,366	241,091
Cara Therapeutics, Inc. *	4,981	60,519
Cardiff Oncology, Inc. *	3,941	9,774
Caribou Biosciences, Inc. *	2,638	24,217
Carriage Services, Inc.	1,296	69,116
Cass Information Systems, Inc.	1,211	44,698
Castle Biosciences, Inc. *	167	7,492
Catalyst Pharmaceuticals, Inc. *	10,088	83,630
CBIZ, Inc. *	5,278	221,518
CEL-SCI Corp. *	386	1,517
Celldex Therapeutics, Inc. *	1,019	34,707
Central Garden & Pet Co. *	635	27,915
Central Garden & Pet Co. Class A *	2,588	105,539
Century Therapeutics, Inc. *	790	9,946
Chefs’ Warehouse, Inc. *	3,183	103,766
ChemoCentryx, Inc. *	5,479	137,359
Chimerix, Inc. *	2,133	9,769
Chinook Therapeutics, Inc. *	4,191	68,565
CinCor Pharma, Inc. *	476	8,349
Citius Pharmaceuticals, Inc. *	12,894	23,080
Clene, Inc. *	754	2,971
Codex DNA, Inc. *	358	1,922
Cogent Biosciences, Inc. *	2,780	20,822
Community Health Systems, Inc. *	1,669	19,811
CoreCivic, Inc. REIT *	13,083	146,137
CorMedix, Inc. *	3,581	19,624
Coursera, Inc. *	7,879	181,532
Covetrus, Inc. *	11,113	186,587
CRA International, Inc.	117	9,858
Crinetics Pharmaceuticals, Inc. *	671	14,728
Cross Country Healthcare, Inc. *	3,252	70,471
Cue Health, Inc. *	793	5,115
Cullinan Oncology, Inc. *	2,520	26,384
Curis, Inc. *	1,559	3,710
Custom Truck One Source, Inc. *	4,126	34,617

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
CVRx, Inc. *	157	$ 940
Cymabay Therapeutics, Inc. *	8,969	27,894
Cyteir Therapeutics, Inc. *	877	3,306
Cytek Biosciences, Inc. *	1,818	19,598
Cytokinetics, Inc. *	592	21,792
CytomX Therapeutics, Inc. *	1,438	3,839
Day One Biopharmaceuticals, Inc. *	1,040	10,317
Deciphera Pharmaceuticals, Inc. *	397	3,680
Deluxe Corp.	4,463	134,961
Design Therapeutics, Inc. *	1,154	18,637
DICE Therapeutics, Inc. *	601	11,497
Duckhorn Portfolio, Inc. *	1,226	22,301
Dyne Therapeutics, Inc. *	3,125	30,125
Eagle Pharmaceuticals, Inc. *	635	31,426
Edgewell Personal Care Co.	5,810	213,053
Eiger BioPharmaceuticals, Inc. *	3,331	27,647
Eliem Therapeutics, Inc. *	402	3,373
Emerald Holding, Inc. *	2,536	8,622
Emergent BioSolutions, Inc. *	5,227	214,621
Enanta Pharmaceuticals, Inc. *	1,851	131,754
Endo International PLC *	25,723	59,420
Ennis, Inc.	2,925	54,025
Entrada Therapeutics, Inc. *	561	5,268
Erasca, Inc. *	2,831	24,347
European Wax Center, Inc. Class A *	734	21,697
Exagen, Inc. *	923	7,412
EyePoint Pharmaceuticals, Inc. *	2,585	31,408
FibroGen, Inc. *	762	9,159
Finch Therapeutics Group, Inc. *	525	2,641
First Advantage Corp. *	483	9,752
Foghorn Therapeutics, Inc. *	1,732	26,378
Forma Therapeutics Holdings, Inc. *	3,534	32,866
Frequency Therapeutics, Inc. *	3,163	6,706
Fresh Del Monte Produce, Inc.	3,659	94,805
Fulcrum Therapeutics, Inc. *	2,851	67,426
Fulgent Genetics, Inc. *	1,925	120,139
G1 Therapeutics, Inc. *	1,671	12,700
Gemini Therapeutics, Inc. SPAC *	2,316	3,219
Generation Bio Co. *	401	2,943
Geron Corp. *	32,180	43,765
Gossamer Bio, Inc. *	6,467	56,134
Graham Holdings Co. Class B	410	250,703
Graphite Bio, Inc. *	1,287	6,564
Green Dot Corp. Class A *	4,985	136,988
Gritstone bio, Inc. *	4,426	18,235
Hackett Group, Inc.	235	5,419
Haemonetics Corp. *	1,738	109,876
Harvard Bioscience, Inc. *	298	1,851
Heidrick & Struggles International, Inc.	1,146	45,359
HF Foods Group, Inc. *	3,922	26,121
HireQuest, Inc.	104	1,988
Homology Medicines, Inc. *	4,343	13,203
Honest Co., Inc. *	2,530	13,181
Hookipa Pharma, Inc. *	1,097	2,501
Hostess Brands, Inc. *	14,697	322,452
Huron Consulting Group, Inc. *	2,117	96,980
iBio, Inc. *	21,486	9,200
ICF International, Inc.	1,996	187,903
Icosavax, Inc. *	1,017	7,160
Ideaya Biosciences, Inc. *	2,582	28,893
Ikena Oncology, Inc. *	2,669	16,281
Imago Biosciences, Inc. *	850	16,380
Immuneering Corp. Class A *	888	5,745
Immunic, Inc. *	1,946	21,990
ImmunityBio, Inc. *	6,401	35,910
ImmunoGen, Inc. *	10,211	48,604
Immunovant, Inc. *	1,480	8,155
Impel Neuropharma, Inc. *	240	1,529
Infinity Pharmaceuticals, Inc. *	1,216	1,386
Ingles Markets, Inc. Class A	1,510	134,466
Innoviva, Inc. *	4,047	78,309
Inovio Pharmaceuticals, Inc. *	22,676	81,407

	Shares	Value
Inozyme Pharma, Inc. *	1,251	$ 5,117
Instil Bio, Inc. *	3,008	32,336
Integer Holdings Corp. *	3,526	284,090
Invacare Corp. *	2,967	4,183
Invitae Corp. *	15,627	124,547
IsoPlexis Corp. *	483	1,657
iTeos Therapeutics, Inc. *	2,097	67,481
IVERIC bio, Inc. *	9,827	165,388
Janux Therapeutics, Inc. *	753	10,798
John B Sanfilippo & Son, Inc.	309	25,783
John Wiley & Sons, Inc. Class A	4,607	244,309
Jounce Therapeutics, Inc. *	3,428	23,276
Kala Pharmaceuticals, Inc. *	2,076	2,865
Kelly Services, Inc. Class A	3,657	79,320
KemPharm, Inc. *	1,571	7,902
Kezar Life Sciences, Inc. *	4,188	69,605
Kiniksa Pharmaceuticals Ltd. Class A *	1,626	16,162
Kinnate Biopharma, Inc. *	2,550	28,713
Korn Ferry	5,760	374,054
Krispy Kreme, Inc.	2,728	40,511
Kronos Bio, Inc. *	3,552	25,681
Krystal Biotech, Inc. *	1,411	93,888
Kura Oncology, Inc. *	6,692	107,607
Laird Superfood, Inc. *	140	505
Lancaster Colony Corp.	239	35,647
Landec Corp. *	2,727	31,579
Lantheus Holdings, Inc. *	6,137	339,437
Laureate Education, Inc. Class A	10,327	122,375
Lexicon Pharmaceuticals, Inc. *	4,353	9,098
LifeStance Health Group, Inc. *	2,799	28,298
Ligand Pharmaceuticals, Inc. *	1,434	161,311
Limoneira Co.	1,163	17,073
Lineage Cell Therapeutics, Inc. *	13,187	20,308
LivaNova PLC *	1,142	93,450
LiveRamp Holdings, Inc. *	7,049	263,562
Lucid Diagnostics, Inc. *	368	1,236
Lyell Immunopharma, Inc. *	6,592	33,290
MacroGenics, Inc. *	340	2,995
Magenta Therapeutics, Inc. *	492	1,427
MannKind Corp. *	23,049	84,820
Marathon Digital Holdings, Inc. *	9,556	267,090
MaxCyte, Inc. *	4,345	30,372
MEDNAX, Inc. *	3,758	88,238
MeiraGTx Holdings PLC *	2,905	40,234
Meridian Bioscience, Inc. *	3,991	103,606
Merit Medical Systems, Inc. *	583	38,781
Mersana Therapeutics, Inc. *	2,180	8,698
MGP Ingredients, Inc.	239	20,456
MiMedx Group, Inc. *	3,841	18,091
Mirum Pharmaceuticals, Inc. *	257	5,659
Mission Produce, Inc. *	3,442	43,541
ModivCare, Inc. *	875	100,966
MoneyGram International, Inc. *	9,432	99,602
Monro, Inc.	1,348	59,770
Monte Rosa Therapeutics, Inc. *	1,219	17,090
Multiplan Corp. *	29,706	139,024
Mustang Bio, Inc. *	7,001	7,071
Myriad Genetics, Inc. *	8,519	214,679
NanoString Technologies, Inc. *	373	12,962
Nathan’s Famous, Inc.	92	4,984
National HealthCare Corp.	1,367	96,004
Natural Grocers by Vitamin Cottage, Inc.	955	18,718
Nature’s Sunshine Products, Inc. *	1,238	20,823
Natus Medical, Inc. *	3,521	92,532
Neogen Corp. *	676	20,848
Neoleukin Therapeutics, Inc. *	2,292	4,309
Neuronetics, Inc. *	229	694
NewAge, Inc. *	8,377	4,867
NexImmune, Inc. *	765	3,221
NGM Biopharmaceuticals, Inc. *	2,972	45,323
Nkarta, Inc. *	1,459	16,603
Nurix Therapeutics, Inc. *	505	7,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Nuvalent, Inc. Class A *	869	$ 12,070
Nuvation Bio, Inc. *	2,592	13,634
Olema Pharmaceuticals, Inc. *	2,130	9,074
Omega Therapeutics, Inc. *	894	5,579
Oncocyte Corp. *	2,185	3,256
Oncorus, Inc. *	2,866	5,101
Oncternal Therapeutics, Inc. *	4,228	5,877
OPKO Health, Inc. *	43,256	148,801
Option Care Health, Inc. *	16,944	483,921
OraSure Technologies, Inc. *	8,101	54,925
ORIC Pharmaceuticals, Inc. *	2,827	15,096
Orthofix Medical, Inc. *	1,973	64,517
Owens & Minor, Inc.	1,310	57,666
Oyster Point Pharma, Inc. *	1,091	12,699
Pacific Biosciences of California, Inc. *	11,583	105,405
Paragon 28, Inc. *	85	1,423
Passage Bio, Inc. *	3,859	11,963
Patterson Cos., Inc.	6,836	221,281
Perdoceo Education Corp. *	7,409	85,055
Performance Food Group Co. *	1,413	71,936
Personalis, Inc. *	3,456	28,305
Pliant Therapeutics, Inc. *	264	1,851
Portage Biotech, Inc. * (Canada)	580	3,811
Poseida Therapeutics, Inc. *	3,035	13,597
Praxis Precision Medicines, Inc. *	3,184	32,509
Precigen, Inc. *	1,813	3,825
Prestige Consumer Healthcare, Inc. *	5,359	283,705
Primo Water Corp.	16,762	238,858
PROCEPT BioRobotics Corp. *	99	3,464
PROG Holdings, Inc. *	5,153	148,252
Prometheus Biosciences, Inc. *	2,864	108,145
Prothena Corp. PLC * (Ireland)	865	31,633
Provention Bio, Inc. *	5,760	42,163
Pyxis Oncology, Inc. *	636	2,569
Quanex Building Products Corp.	3,480	73,045
Rain Therapeutics, Inc. *	760	3,853
Rallybio Corp. *	736	5,137
Rapid Micro Biosystems, Inc. Class A *	759	5,154
Reata Pharmaceuticals, Inc. Class A *	369	12,088
Recursion Pharmaceuticals, Inc. Class A *	3,932	28,153
REGENXBIO, Inc. *	1,953	64,820
Relay Therapeutics, Inc. *	786	23,525
Remitly Global, Inc. *	304	3,000
Reneo Pharmaceuticals, Inc. *	432	1,270
Rent the Runway, Inc. Class A *	1,164	8,020
Rent-A-Center, Inc.	445	11,210
Repay Holdings Corp. *	5,041	74,456
Replimune Group, Inc. *	938	15,927
Resources Connection, Inc.	3,244	55,602
Revlon, Inc. Class A *	1,142	9,216
REVOLUTION Medicines, Inc. *	5,380	137,244
Rhythm Pharmaceuticals, Inc. *	4,571	52,658
RxSight, Inc. *	426	5,274
Sana Biotechnology, Inc. *	648	5,352
Sanderson Farms, Inc.	307	57,559
Sangamo Therapeutics, Inc. *	1,242	7,216
Scholar Rock Holding Corp. *	650	8,379
SeaSpine Holdings Corp. *	1,638	19,918
Seer, Inc. *	2,653	40,432
Selecta Biosciences, Inc. *	8,644	10,632
Seneca Foods Corp. Class A *	619	31,903
Sensei Biotherapeutics, Inc. *	1,732	4,001
Sera Prognostics, Inc. Class A *	235	891
Shattuck Labs, Inc. *	702	2,991
Sientra, Inc. *	897	1,991
Sigilon Therapeutics, Inc. *	1,871	2,750
Silverback Therapeutics, Inc. *	2,123	7,452
Simply Good Foods Co. *	8,504	322,727
Singular Genomics Systems, Inc. *	1,969	12,424
SOC Telemed, Inc. *	1,635	4,889
Solid Biosciences, Inc. *	6,072	7,286
Sorrento Therapeutics, Inc. *	2,958	6,892

	Shares	Value
SpartanNash Co.	3,768	$ 124,306
Spero Therapeutics, Inc. *	220	1,914
Sprouts Farmers Market, Inc. *	6,681	213,658
Spruce Biosciences, Inc. *	1,261	2,535
SQZ Biotechnologies Co. *	2,404	11,563
Sterling Check Corp. *	960	25,373
StoneMor, Inc. *	3,235	8,443
Strategic Education, Inc.	2,628	174,447
Stride, Inc. *	4,122	149,752
Supernus Pharmaceuticals, Inc. *	5,150	166,448
Surface Oncology, Inc. *	3,679	10,816
Sutro Biopharma, Inc. *	4,194	34,475
Syndax Pharmaceuticals, Inc. *	4,106	71,362
Syros Pharmaceuticals, Inc. *	3,962	4,715
Talaris Therapeutics, Inc. *	1,130	11,119
Talis Biomedical Corp. *	2,161	3,047
Tarsus Pharmaceuticals, Inc. *	104	1,749
Taysha Gene Therapies, Inc. *	493	3,214
TCR2 Therapeutics, Inc. *	3,153	8,702
Team, Inc. *	3,539	7,821
Tejon Ranch Co. *	2,166	39,551
Tenaya Therapeutics, Inc. *	1,594	18,777
Tenet Healthcare Corp. *	9,971	857,107
Terns Pharmaceuticals, Inc. *	593	1,761
Textainer Group Holdings Ltd. (China)	4,385	166,937
Theravance Biopharma, Inc. *	482	4,608
Theseus Pharmaceuticals, Inc. *	403	4,647
Thorne HealthTech, Inc. *	369	2,347
Tivity Health, Inc. *	1,898	61,059
Tonix Pharmaceuticals Holding Corp. *	51,636	11,887
Tootsie Roll Industries, Inc.	1,631	57,032
Travere Therapeutics, Inc. *	5,905	152,172
TreeHouse Foods, Inc. *	5,593	180,430
Trevena, Inc. *	12,723	6,996
Triton International Ltd. (Bermuda)	7,108	498,839
TrueBlue, Inc. *	3,638	105,102
Turning Point Therapeutics, Inc. *	4,299	115,428
Tyra Biosciences, Inc. *	481	5,147
Udemy, Inc. *	1,190	14,827
United Natural Foods, Inc. *	5,751	237,804
Universal Corp.	2,610	151,563
UroGen Pharma Ltd. *	435	3,789
Utah Medical Products, Inc.	319	28,665
Vanda Pharmaceuticals, Inc. *	5,684	64,286
Varex Imaging Corp. *	3,661	77,943
Vaxart, Inc. *	1,073	5,408
Vaxcyte, Inc. *	3,337	80,589
VBI Vaccines, Inc. *	2,793	4,636
Vector Group Ltd.	13,261	159,662
Vectrus, Inc. *	1,193	42,781
Ventyx Biosciences, Inc. *	738	10,015
Vera Therapeutics, Inc. *	582	13,671
Veracyte, Inc. *	7,231	199,359
Veru, Inc. *	1,887	9,114
Verve Therapeutics, Inc. *	1,565	35,713
Viemed Healthcare, Inc. *	3,039	15,134
Vigil Neuroscience, Inc. *	269	1,891
Viking Therapeutics, Inc. *	7,037	21,111
Village Super Market, Inc. Class A	871	21,340
Viracta Therapeutics, Inc. *	2,992	14,242
VistaGen Therapeutics, Inc. *	4,412	5,471
Vita Coco Co., Inc. *	440	3,942
Vivint Smart Home, Inc. *	7,575	51,207
Vor BioPharma, Inc. *	1,799	10,866
Weis Markets, Inc.	1,775	126,771
Werewolf Therapeutics, Inc. *	1,240	5,456
Whole Earth Brands, Inc. *	3,862	27,652
Willdan Group, Inc. *	206	6,322
WW International, Inc. *	3,786	38,731
XBiotech, Inc.	1,587	13,712
Xilio Therapeutics, Inc. *	488	3,450
XOMA Corp. *	587	16,424
Zevia PBC Class A *	275	1,257

		24,085,278

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Energy - 9.3%
Advent Technologies Holdings, Inc. *	908	$2,107
Aemetis, Inc. *	2,812	35,628
Alto Ingredients, Inc. *	7,419	50,598
Antero Resources Corp. *	26,815	818,662
Arch Resources, Inc.	1,272	174,747
Archrock, Inc.	14,662	135,330
Array Technologies, Inc. *	10,622	119,710
Beam Global *	173	3,538
Berry Corp.	7,016	72,405
Brigham Minerals, Inc. Class A	4,595	117,402
Bristow Group, Inc. *	2,459	91,180
California Resources Corp.	8,649	386,870
Callon Petroleum Co. *	668	39,465
Centennial Resource Development, Inc. Class A *	17,449	140,813
ChampionX Corp. *	17,683	432,880
Chesapeake Energy Corp.	10,530	916,110
Civitas Resources, Inc.	3,945	235,556
Cleanspark, Inc. *	4,129	51,076
CNX Resources Corp. *	21,450	444,444
Comstock Resources, Inc. *	9,889	129,051
CONSOL Energy, Inc. *	3,608	135,769
CVR Energy, Inc.	3,069	78,382
Delek US Holdings, Inc. *	7,111	150,895
Dril-Quip, Inc. *	3,820	142,677
Earthstone Energy, Inc. Class A *	2,654	33,520
Equitrans Midstream Corp.	43,563	367,672
Expro Group Holdings NV *	4,140	73,609
Falcon Minerals Corp.	527	3,552
FuelCell Energy, Inc. *	8,782	50,584
FutureFuel Corp.	2,682	26,096
Gevo, Inc. *	21,610	101,135
Golar LNG Ltd. * (Bermuda)	10,564	261,776
Green Plains, Inc. *	4,998	154,988
Helix Energy Solutions Group, Inc. *	14,870	71,079
Helmerich & Payne, Inc.	10,970	469,297
HighPeak Energy, Inc.	548	12,166
Infrastructure & Energy Alternatives, Inc. *	1,682	19,932
Kinetik Holdings, Inc. Class A	309	20,088
Laredo Petroleum, Inc. *	951	75,262
Liberty Oilfield Services, Inc. Class A *	6,279	93,055
Matrix Service Co. *	2,728	22,424
MRC Global, Inc. *	8,485	101,056
Murphy Oil Corp.	15,648	632,023
Nabors Industries Ltd. *	745	113,776
National Energy Services Reunited Corp. *	3,948	33,163
Newpark Resources, Inc. *	9,401	34,408
NexTier Oilfield Solutions, Inc. *	16,534	152,774
Northern Oil & Gas, Inc.	6,566	185,096
NOW, Inc. *	11,596	127,904
Oasis Petroleum, Inc.	308	45,060
Oceaneering International, Inc. *	10,356	156,997
Oil States International, Inc. *	6,271	43,583
Ovintiv, Inc.	26,381	1,426,421
Par Pacific Holdings, Inc. *	677	8,815
Patterson-UTI Energy, Inc.	19,889	307,882
PBF Energy, Inc. Class A *	10,277	250,450
PDC Energy, Inc.	10,402	756,017
Peabody Energy Corp. *	9,501	233,060
ProPetro Holding Corp. *	9,404	130,998
Range Resources Corp. *	25,480	774,082
Ranger Oil Corp. Class A *	2,331	80,489
Renewable Energy Group, Inc. *	4,768	289,179
REX American Resources Corp. *	546	54,382
Riley Exploration Permian, Inc.	1,001	25,105
RPC, Inc. *	7,472	79,726
Select Energy Services, Inc. Class A *	6,638	56,888
SM Energy Co.	12,793	498,287

	Shares	Value
Solaris Oilfield Infrastructure, Inc. Class A	2,349	$ 26,520
SunCoke Energy, Inc.	9,117	81,232
Sunnova Energy International, Inc. *	7,863	181,321
SunPower Corp. *	1,914	41,113
Talos Energy, Inc. *	3,518	55,549
TETRA Technologies, Inc. *	2,926	12,026
Tidewater, Inc. *	4,475	97,286
US Silica Holdings, Inc. *	7,983	148,963
W&T Offshore, Inc. *	9,727	37,157
Warrior Met Coal, Inc.	4,852	180,058
Whiting Petroleum Corp.	4,203	342,587

		14,562,963

Financial - 36.0%
1st Source Corp.	1,939	89,679
Acadia Realty Trust REIT	9,067	196,482
AFC Gamma, Inc. REIT	1,551	29,655
Agree Realty Corp. REIT	7,490	497,036
Alerus Financial Corp.	1,600	44,224
Alexander & Baldwin, Inc. REIT *	7,811	181,137
Allegiance Bancshares, Inc.	1,977	88,332
Amalgamated Financial Corp.	1,461	26,254
Ambac Financial Group, Inc. *	4,730	49,192
Amerant Bancorp, Inc.	2,873	90,758
American Assets Trust, Inc. REIT	5,362	203,166
American Equity Investment Life Holding Co.	8,852	353,283
American National Bankshares, Inc.	1,101	41,486
American National Group, Inc.	805	152,217
Ameris Bancorp	6,917	303,518
AMERISAFE, Inc.	2,099	104,257
Angel Oak Mortgage, Inc. REIT	991	16,262
Apartment Investment & Management Co. Class A REIT *	16,344	119,638
Apollo Commercial Real Estate Finance, Inc. REIT	15,108	210,454
Apple Hospitality REIT, Inc.	22,957	412,537
Arbor Realty Trust, Inc. REIT	15,368	262,178
Ares Commercial Real Estate Corp. REIT	4,575	71,004
Argo Group International Holdings Ltd.	3,443	142,127
Armada Hoffler Properties, Inc. REIT	6,960	101,616
ARMOUR Residential REIT, Inc.	9,371	78,716
Arrow Financial Corp.	1,630	52,845
Ashford Hospitality Trust, Inc. REIT *	1,759	17,942
AssetMark Financial Holdings, Inc. *	1,904	42,364
Associated Banc-Corp.	16,142	367,392
Associated Capital Group, Inc. Class A	158	6,622
Atlantic Union Bankshares Corp.	8,113	297,666
Axos Financial, Inc. *	5,365	248,882
B. Riley Financial, Inc.	2,167	151,603
Banc of California, Inc.	5,707	110,488
BancFirst Corp.	1,865	155,187
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	3,311	51,585
Bancorp, Inc. *	5,439	154,087
Bank First Corp.	770	55,432
Bank of Marin Bancorp	1,625	56,989
Bank of NT Butterfield & Son Ltd. (Bermuda)	5,416	194,326
BankUnited, Inc.	8,886	390,629
Banner Corp.	3,558	208,250
Bar Harbor Bankshares	1,574	45,048
Berkshire Hills Bancorp, Inc.	5,079	147,139
BGC Partners, Inc. Class A	33,878	149,063
Blackstone Mortgage Trust, Inc. Class A REIT	16,761	532,832
Blucora, Inc. *	3,189	62,345
Blue Foundry Bancorp *	2,753	37,303
Blue Ridge Bankshares, Inc.	1,838	27,882
Braemar Hotels & Resorts, Inc. REIT	5,903	36,481
Brandywine Realty Trust REIT	18,073	255,552
Bridgewater Bancshares, Inc. *	1,752	29,223
BrightSpire Capital, Inc. REIT	9,296	85,988
Broadmark Realty Capital, Inc. REIT	14,054	121,567
Broadstone Net Lease, Inc. REIT	16,751	364,837

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Brookline Bancorp, Inc.	7,947	$ 125,722
BRT Apartments Corp. REIT	1,192	28,572
Business First Bancshares, Inc.	2,035	49,512
Byline Bancorp, Inc.	2,811	74,997
Cadence Bank	15,745	460,699
Cannae Holdings, Inc. *	9,114	218,007
Cambridge Bancorp	777	66,045
Camden National Corp.	1,635	76,910
Capital Bancorp, Inc.	872	19,934
Capital City Bank Group, Inc.	1,444	38,064
Capitol Federal Financial, Inc.	13,446	146,292
Capstar Financial Holdings, Inc.	2,128	44,858
CareTrust REIT, Inc.	10,339	199,543
Carter Bankshares, Inc. *	2,971	51,606
CatchMark Timber Trust, Inc. Class A REIT	1,465	12,013
Cathay General Bancorp	7,882	352,720
CBTX, Inc.	2,068	64,108
Centerspace REIT	1,539	151,007
Central Pacific Financial Corp.	2,786	77,729
Chatham Lodging Trust REIT *	5,319	73,349
Chicago Atlantic Real Estate Finance, Inc. *	653	11,578
Chimera Investment Corp. REIT	25,146	302,758
Citizens & Northern Corp.	1,669	40,690
Citizens, Inc. *	5,552	23,540
City Holding Co.	1,545	121,592
City Office REIT, Inc.	4,432	78,269
Civista Bancshares, Inc.	1,712	41,259
Clipper Realty, Inc. REIT	212	1,923
CNB Financial Corp.	1,879	49,455
CNO Financial Group, Inc.	13,216	331,589
Coastal Financial Corp. *	429	19,627
Columbia Banking System, Inc.	8,127	262,258
Columbia Financial, Inc. *	2,821	60,680
Community Bank System, Inc.	5,562	390,174
Community Healthcare Trust, Inc. REIT	901	38,031
Community Trust Bancorp, Inc.	1,751	72,141
ConnectOne Bancorp, Inc.	4,090	130,921
Corporate Office Properties Trust REIT	12,022	343,108
Cowen, Inc. Class A	2,904	78,698
Crawford & Co. Class A	2,044	15,453
CrossFirst Bankshares, Inc. *	2,554	40,251
CTO Realty Growth, Inc. REIT	623	41,317
Customers Bancorp, Inc. *	2,909	151,675
CVB Financial Corp.	14,214	329,907
Diamond Hill Investment Group, Inc.	323	60,498
DiamondRock Hospitality Co. REIT *	21,838	220,564
DigitalBridge Group, Inc. REIT *	51,740	372,528
Dime Community Bancshares, Inc.	3,517	121,583
Diversified Healthcare Trust REIT	26,237	83,958
Donegal Group, Inc. Class A	1,572	21,081
Douglas Elliman, Inc.	6,447	47,063
Dynex Capital, Inc. REIT	4,055	65,691
Eagle Bancorp, Inc.	3,295	187,848
Easterly Government Properties, Inc. REIT	9,269	195,947
Eastern Bankshares, Inc.	14,489	312,093
eHealth, Inc. *	1,801	22,350
Ellington Financial, Inc. REIT	5,634	100,004
Empire State Realty Trust, Inc. Class A REIT	14,989	147,192
Employers Holdings, Inc.	2,894	118,712
Encore Capital Group, Inc. *	2,665	167,175
Enova International, Inc. *	3,892	147,779
Enstar Group Ltd. *	1,328	346,807
Enterprise Bancorp, Inc.	1,009	40,481
Enterprise Financial Services Corp.	3,782	178,926
Equity Bancshares, Inc. Class A	1,571	50,759
Equity Commonwealth REIT *	11,602	327,292
Essent Group Ltd.	11,585	477,418
Essential Properties Realty Trust, Inc. REIT	12,951	327,660
EZCORP, Inc. Class A *	5,184	31,311
Farmers National Banc Corp.	3,235	55,189
Farmland Partners, Inc. REIT	2,956	40,645
FB Financial Corp.	3,351	148,851

	Shares	Value
Federal Agricultural Mortgage Corp. Class C	954	$ 103,490
Federated Hermes, Inc.	9,925	338,046
Fidelity D&D Bancorp, Inc.	433	20,104
Finance Of America Cos., Inc. Class A *	1,716	5,217
Financial Institutions, Inc.	1,784	53,752
First BanCorp	24,232	420,204
First Bancorp, Inc.	1,132	34,051
First Bancshares, Inc.	2,293	77,182
First Bank	1,967	27,971
First Busey Corp.	5,627	142,588
First Commonwealth Financial Corp.	9,709	147,188
First Community Bankshares, Inc.	1,782	50,270
First Financial Bancorp	9,641	222,225
First Financial Bankshares, Inc.	958	42,267
First Financial Corp.	1,298	56,177
First Foundation, Inc.	5,514	133,935
First Internet Bancorp	972	41,806
First Interstate BancSystem, Inc. Class A	9,360	344,167
First Merchants Corp.	6,257	260,291
First Mid Bancshares, Inc.	1,871	72,015
First of Long Island Corp.	2,364	46,003
Five Star Bancorp	829	23,461
Flagstar Bancorp, Inc.	5,404	229,130
Flushing Financial Corp.	3,266	72,995
Flywire Corp. *	928	28,378
Four Corners Property Trust, Inc. REIT	8,067	218,132
Franklin BSP Realty Trust, Inc. REIT	3,758	52,537
Franklin Street Properties Corp. REIT	10,549	62,239
FRP Holdings, Inc. *	716	41,385
FS Bancorp, Inc.	764	23,684
Fulton Financial Corp.	17,323	287,908
GAMCO Investors, Inc. Class A	105	2,322
GCM Grosvenor, Inc. Class A	589	5,719
Genworth Financial, Inc. Class A *	52,858	199,803
GEO Group, Inc. REIT *	12,216	80,748
German American Bancorp, Inc.	2,708	102,877
Getty Realty Corp. REIT	4,253	121,721
Glacier Bancorp, Inc.	10,383	522,057
Gladstone Commercial Corp. REIT	2,842	62,581
Gladstone Land Corp. REIT	1,328	48,366
Global Medical REIT, Inc.	6,299	102,800
Global Net Lease, Inc. REIT	11,209	176,318
Goosehead Insurance, Inc. Class A	1,644	129,169
Granite Point Mortgage Trust, Inc. REIT	5,528	61,471
Great Ajax Corp. REIT	2,257	26,475
Great Southern Bancorp, Inc.	1,153	68,039
Greenlight Capital Re Ltd. Class A *	2,816	19,909
Guaranty Bancshares, Inc.	855	29,925
Hancock Whitney Corp.	9,279	483,900
Hanmi Financial Corp.	3,185	78,383
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	7,698	365,116
HarborOne Bancorp, Inc.	5,306	74,390
HBT Financial, Inc.	1,194	21,707
HCI Group, Inc.	589	40,158
Healthcare Realty Trust, Inc. REIT	15,713	431,793
Heartland Financial USA, Inc.	4,421	211,456
Heritage Commerce Corp.	6,513	73,271
Heritage Financial Corp.	3,567	89,389
Heritage Insurance Holdings, Inc.	2,422	17,293
Hersha Hospitality Trust REIT *	3,873	35,167
Hilltop Holdings, Inc.	6,677	196,304
Hingham Institution For Savings	145	49,764
Home Bancorp, Inc.	807	32,918
Home BancShares, Inc.	16,357	369,668
Home Point Capital, Inc.	1,033	3,213
HomeStreet, Inc.	2,030	96,181
HomeTrust Bancshares, Inc.	1,750	51,678
Hope Bancorp, Inc.	11,956	192,252
Horace Mann Educators Corp.	4,325	180,915
Horizon Bancorp, Inc.	4,705	87,842
Houlihan Lokey, Inc.	725	63,655

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Independence Realty Trust, Inc. REIT	23,570	$ 623,191
Independent Bank Corp.	4,770	389,661
Independent Bank Corp. MI	2,359	51,898
Independent Bank Group, Inc.	3,968	282,363
Indus Realty Trust, Inc. REIT	188	13,741
Industrial Logistics Properties Trust REIT	7,002	158,735
Innovative Industrial Properties, Inc. REIT	1,209	248,329
International Bancshares Corp.	5,809	245,198
Invesco Mortgage Capital, Inc. REIT	32,622	74,378
Investors Bancorp, Inc.	15,593	232,804
Investors Title Co.	118	23,979
iStar, Inc. REIT	6,984	163,495
James River Group Holdings Ltd.	3,229	79,885
Kearny Financial Corp.	5,258	67,723
Kennedy-Wilson Holdings, Inc.	12,636	308,192
Kite Realty Group Trust REIT	23,143	526,966
KKR Real Estate Finance Trust, Inc. REIT	3,707	76,401
Ladder Capital Corp. REIT	12,417	147,390
Lakeland Bancorp, Inc.	6,868	114,696
Lakeland Financial Corp.	2,380	173,740
Legacy Housing Corp. *	858	18,413
LendingClub Corp. *	10,796	170,361
LTC Properties, Inc. REIT	4,077	156,842
Luther Burbank Corp.	1,536	20,413
LXP Industrial Trust REIT	29,755	467,154
Macatawa Bank Corp.	2,782	25,066
Macerich Co. REIT	22,804	356,655
Maiden Holdings Ltd. *	7,568	18,239
Marcus & Millichap, Inc.	2,300	121,164
MBIA, Inc. *	5,008	77,073
McGrath RentCorp	797	67,729
Mercantile Bank Corp.	1,756	62,198
Merchants Bancorp	1,569	42,959
Meta Financial Group, Inc.	2,168	119,067
Metrocity Bankshares, Inc.	1,540	36,159
MetroMile, Inc. *	11,422	15,077
Metropolitan Bank Holding Corp. *	1,037	105,536
MFA Financial, Inc. REIT	47,521	191,510
Mid Penn Bancorp, Inc.	1,535	41,153
Midland States Bancorp, Inc.	2,252	64,993
MidWestOne Financial Group, Inc.	1,496	49,518
Moelis & Co. Class A	2,968	139,348
Mr Cooper Group, Inc. *	6,598	301,331
MVB Financial Corp.	1,067	44,281
National Bank Holdings Corp. Class A	2,985	120,236
National Health Investors, Inc. REIT	4,673	275,754
National Western Life Group, Inc. Class A	276	58,070
Navient Corp.	16,125	274,770
NBT Bancorp, Inc.	4,375	158,069
Necessity Retail REIT, Inc. REIT	12,388	97,989
Nelnet, Inc. Class A	1,835	155,957
NETSTREIT Corp. REIT	4,182	93,844
New York Mortgage Trust, Inc. REIT	39,519	144,244
NexPoint Residential Trust, Inc. REIT	1,936	174,840
NI Holdings, Inc. *	1,049	17,791
Nicolet Bankshares, Inc. *	1,329	124,355
NMI Holdings, Inc. Class A *	8,469	174,631
Northfield Bancorp, Inc.	4,595	65,984
Northrim BanCorp, Inc.	616	26,839
Northwest Bancshares, Inc.	12,573	169,861
OceanFirst Financial Corp.	6,407	128,781
Ocwen Financial Corp. *	846	20,101
Office Properties Income Trust REIT	5,006	128,804
OFG Bancorp	5,094	135,704
Old National Bancorp	31,612	517,805
Old Second Bancorp, Inc.	2,979	43,225
One Liberty Properties, Inc. REIT	1,687	51,943
Oportun Financial Corp. *	2,199	31,578
Oppenheimer Holdings, Inc. Class A	955	41,619
Orchid Island Capital, Inc. REIT	14,046	45,650
Origin Bancorp, Inc.	2,072	87,625
Orrstown Financial Services, Inc.	1,171	26,851

	Shares	Value
Outfront Media, Inc. REIT	12,442	$ 353,726
Pacific Premier Bancorp, Inc.	8,271	292,380
Paramount Group, Inc. REIT	19,935	217,491
Park National Corp.	1,511	198,515
PCSB Financial Corp.	1,314	25,111
Peapack-Gladstone Financial Corp.	1,997	69,396
Pebblebrook Hotel Trust REIT	13,901	340,296
PennyMac Financial Services, Inc.	3,235	172,102
PennyMac Mortgage Investment Trust REIT	8,216	138,768
Peoples Bancorp, Inc.	2,825	88,451
Peoples Financial Services Corp.	756	38,163
Phillips Edison & Co., Inc. REIT	10,673	367,044
Physicians Realty Trust REIT	23,419	410,769
Piedmont Office Realty Trust, Inc. Class A REIT	13,269	228,492
Pioneer Bancorp, Inc. *	1,284	13,508
Piper Sandler Cos.	1,873	245,831
PJT Partners, Inc. Class A	458	28,909
Plymouth Industrial REIT, Inc. REIT	3,249	88,048
Postal Realty Trust, Inc. Class A REIT	1,773	29,822
PotlatchDeltic Corp. REIT	7,038	371,114
PRA Group, Inc. *	4,504	203,040
Preferred Apartment Communities, Inc. REIT	5,469	136,397
Preferred Bank	417	30,896
Premier Financial Corp.	3,939	119,470
Primis Financial Corp.	2,563	35,831
ProAssurance Corp.	5,583	150,071
Provident Bancorp, Inc.	1,658	26,893
Provident Financial Services, Inc.	7,735	180,999
PS Business Parks, Inc. REIT	343	57,651
QCR Holdings, Inc.	1,673	94,675
Radian Group, Inc.	19,245	427,431
Radius Global Infrastructure, Inc. Class A *	7,579	108,228
RBB Bancorp	1,333	31,312
RE/MAX Holdings, Inc. Class A	1,933	53,602
Ready Capital Corp. REIT	7,074	106,534
Realogy Holdings Corp. *	12,336	193,428
Red River Bancshares, Inc.	517	27,354
Redwood Trust, Inc. REIT	12,062	127,013
Regional Management Corp.	577	28,025
Renasant Corp.	5,708	190,933
Republic Bancorp, Inc. Class A	996	44,760
Republic First Bancorp, Inc. *	4,638	23,932
Retail Opportunity Investments Corp. REIT	12,855	249,258
Retail Value, Inc. REIT	1,866	5,710
RLI Corp.	355	39,274
RLJ Lodging Trust REIT	17,768	250,173
RMR Group, Inc. Class A	1,417	44,069
RPT Realty REIT	8,783	120,942
Ryman Hospitality Properties, Inc. REIT *	503	46,663
S&T Bancorp, Inc.	3,990	118,024
Sabra Health Care REIT, Inc.	24,351	362,586
Safehold, Inc. REIT	708	39,259
Safety Insurance Group, Inc.	1,512	137,365
Sandy Spring Bancorp, Inc.	4,903	220,243
Saul Centers, Inc. REIT	110	5,797
Sculptor Capital Management, Inc.	2,305	32,109
Seacoast Banking Corp. of Florida	5,726	200,525
Selective Insurance Group, Inc.	6,360	568,330
Seritage Growth Properties REIT *	3,869	48,982
Service Properties Trust REIT	17,045	150,507
ServisFirst Bancshares, Inc.	933	88,906
Sierra Bancorp	1,645	41,092
Simmons First National Corp. Class A	11,565	303,234
SiriusPoint Ltd. * (Bermuda)	9,259	69,257
SITE Centers Corp. REIT	18,533	309,686
SmartFinancial, Inc.	1,476	37,756
South Plains Financial, Inc.	1,148	30,514
Southern First Bancshares, Inc. *	533	27,098
Southern Missouri Bancorp, Inc.	803	40,110
Southside Bancshares, Inc.	3,276	133,759
SouthState Corp.	8,219	670,588
Spirit of Texas Bancshares, Inc.	1,508	39,630

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
STAG Industrial, Inc. REIT	19,076	$ 788,793
Stewart Information Services Corp.	2,775	168,193
Stock Yards Bancorp, Inc.	2,152	113,841
StoneX Group, Inc. *	1,697	125,968
Summit Financial Group, Inc.	1,203	30,785
Summit Hotel Properties, Inc. REIT *	11,286	112,409
Sunstone Hotel Investors, Inc. REIT *	23,290	274,356
Tanger Factory Outlet Centers, Inc. REIT	7,770	133,566
Terreno Realty Corp. REIT	7,872	582,922
Texas Capital Bancshares, Inc. *	3,400	194,854
Third Coast Bancshares, Inc. *	404	9,332
Tiptree, Inc.	2,465	31,675
Tompkins Financial Corp.	1,558	121,945
Towne Bank	7,422	222,215
TPG RE Finance Trust, Inc. REIT	6,690	79,009
Trean Insurance Group, Inc. *	1,856	8,705
TriCo Bancshares	3,049	122,051
TriState Capital Holdings, Inc. *	3,088	102,614
Triumph Bancorp, Inc. *	165	15,513
TrustCo Bank Corp.	1,916	61,178
Trustmark Corp.	6,380	193,888
Two Harbors Investment Corp. REIT	35,925	198,665
UMB Financial Corp.	4,664	453,154
UMH Properties, Inc. REIT	663	16,303
United Bankshares, Inc.	14,125	492,680
United Community Banks, Inc.	10,899	379,285
United Fire Group, Inc.	2,190	68,043
United Insurance Holdings Corp.	2,156	7,136
Uniti Group, Inc. REIT	20,928	287,969
Universal Health Realty Income Trust REIT	161	9,398
Universal Insurance Holdings, Inc.	2,808	37,880
Univest Financial Corp.	3,209	85,873
Urban Edge Properties REIT	12,421	237,241
Urstadt Biddle Properties, Inc. Class A REIT	3,335	62,731
Valley National Bancorp	42,886	558,376
Velocity Financial, Inc. *	890	9,737
Veris Residential, Inc. REIT *	9,209	160,145
Veritex Holdings, Inc.	4,266	162,833
Walker & Dunlop, Inc.	2,806	363,153
Washington Federal, Inc.	7,129	233,974
Washington Real Estate Investment Trust REIT	9,061	231,056
Washington Trust Bancorp, Inc.	1,917	100,643
Waterstone Financial, Inc.	2,374	45,913
WesBanco, Inc.	6,568	225,676
West BanCorp, Inc.	1,429	38,883
Westamerica BanCorp	2,704	163,592
Whitestone REIT	5,116	67,787
WisdomTree Investments, Inc.	3,445	20,222
World Acceptance Corp. *	464	89,014
WSFS Financial Corp.	6,707	312,680
Xenia Hotels & Resorts, Inc. REIT *	11,897	229,493

		56,233,382

Industrial - 11.4%
AAR Corp. *	3,654	176,963
Aerojet Rocketdyne Holdings, Inc. *	1,695	66,698
AerSale Corp. *	1,706	26,818
AgEagle Aerial Systems, Inc. *	3,501	4,166
Air Transport Services Group, Inc. *	6,309	211,036
Alamo Group, Inc.	124	17,830
Albany International Corp. Class A	2,642	222,773
Allied Motion Technologies, Inc.	94	2,805
Altra Industrial Motion Corp.	6,925	269,590
American Outdoor Brands, Inc. *	1,468	19,275
American Superconductor Corp. *	2,874	21,871
American Woodmark Corp. *	1,744	85,369
Apogee Enterprises, Inc.	2,568	121,877
ArcBest Corp.	2,702	217,511
Arcosa, Inc.	5,165	295,696
Argan, Inc.	1,572	63,807
Astec Industries, Inc.	2,463	105,909

	Shares	Value
Astronics Corp. *	2,589	$ 33,476
Atlas Air Worldwide Holdings, Inc. *	3,074	265,501
Atlas Technical Consultants, Inc. *	1,272	15,315
AZZ, Inc.	2,670	128,801
Babcock & Wilcox Enterprises, Inc. *	4,064	33,162
Barnes Group, Inc.	5,081	204,205
Belden, Inc.	4,720	261,488
Benchmark Electronics, Inc.	3,699	92,623
Boise Cascade Co.	3,305	229,598
Brady Corp. Class A	5,053	233,802
Cadre Holdings, Inc.	397	9,750
Caesarstone Ltd.	2,340	24,617
Casella Waste Systems, Inc. Class A *	402	35,235
CECO Environmental Corp. *	3,317	18,210
Centrus Energy Corp. Class A *	1,010	34,037
Chart Industries, Inc. *	1,552	266,587
Chase Corp.	572	49,713
Columbus McKinnon Corp.	2,898	122,875
Comtech Telecommunications Corp.	2,962	46,474
Concrete Pumping Holdings, Inc. *	2,752	18,438
Costamare, Inc. (Monaco)	5,744	97,935
Covenant Logistics Group, Inc.	1,259	27,106
CTS Corp.	2,575	91,001
DHT Holdings, Inc.	14,797	85,823
Dorian LPG Ltd.	2,722	39,442
Ducommun, Inc. *	1,127	59,044
DXP Enterprises, Inc. *	1,803	48,843
Dycom Industries, Inc. *	611	58,204
Eagle Bulk Shipping, Inc.	998	67,974
Eastman Kodak Co. *	380	2,489
EMCOR Group, Inc.	5,122	576,891
Encore Wire Corp.	2,108	240,460
EnerSys	3,951	294,626
EnPro Industries, Inc.	2,212	216,179
ESCO Technologies, Inc.	2,516	175,919
Fabrinet * (Thailand)	579	60,870
FARO Technologies, Inc. *	947	49,168
Fluidigm Corp. *	7,180	25,776
Fluor Corp. *	15,132	434,137
Frontline Ltd. * (Norway)	12,937	113,846
GATX Corp.	3,760	463,721
Genco Shipping & Trading Ltd.	3,334	78,749
Gibraltar Industries, Inc. *	2,459	105,614
Gorman-Rupp Co.	1,933	69,356
GrafTech International Ltd.	2,357	22,674
Granite Construction, Inc.	4,938	161,966
Great Lakes Dredge & Dock Corp. *	6,731	94,436
Greenbrier Cos., Inc.	3,424	176,370
Greif, Inc. Class A	2,311	150,354
Greif, Inc. Class B	597	38,065
Griffon Corp.	5,637	112,909
Harsco Corp. *	5,066	62,008
Haynes International, Inc.	1,280	54,528
Heartland Express, Inc.	4,891	68,816
Heritage-Crystal Clean, Inc. *	991	29,344
Hillenbrand, Inc.	3,441	151,989
Hub Group, Inc. Class A *	3,526	272,242
Hyster-Yale Materials Handling, Inc.	1,036	34,406
Ichor Holdings Ltd. *	1,009	35,941
Identiv, Inc. *	238	3,848
II-VI, Inc. *	840	60,892
INNOVATE Corp. *	5,000	18,450
Insteel Industries, Inc.	1,769	65,435
International Seaways, Inc.	5,040	90,922
Itron, Inc. *	834	43,935
JELD-WEN Holding, Inc. *	5,985	121,376
Kaman Corp.	3,004	130,614
Kennametal, Inc.	8,944	255,888
Kimball Electronics, Inc. *	2,370	47,376
Knowles Corp. *	9,194	197,947
Kratos Defense & Security Solutions, Inc. *	10,175	208,384
Lindsay Corp.	106	16,643

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Luxfer Holdings PLC (United Kingdom)	1,627	$ 27,334
Manitowoc Co., Inc. *	3,566	53,775
Marten Transport Ltd.	6,495	115,351
Materion Corp.	1,365	117,035
Matson, Inc.	4,428	534,105
Matthews International Corp. Class A	3,256	105,364
Mayville Engineering Co., Inc. *	933	8,742
Mesa Laboratories, Inc.	535	136,361
Mistras Group, Inc. *	2,063	13,636
Modine Manufacturing Co. *	4,633	41,743
Moog, Inc. Class A	3,084	270,775
Mueller Industries, Inc.	3,606	195,337
Mueller Water Products, Inc. Class A	15,589	201,410
Myers Industries, Inc.	1,988	42,941
MYR Group, Inc. *	433	40,719
National Presto Industries, Inc.	543	41,784
NL Industries, Inc.	1,153	8,290
NN, Inc. *	4,480	12,902
Nordic American Tankers Ltd.	17,457	37,183
Northwest Pipe Co. *	1,006	25,603
NV5 Global, Inc. *	1,043	139,032
NVE Corp.	47	2,560
Olympic Steel, Inc.	972	37,383
OSI Systems, Inc. *	1,560	132,787
Pactiv Evergreen, Inc.	4,476	45,029
PAM Transportation Services, Inc. *	626	21,754
Park Aerospace Corp.	2,097	27,366
Park-Ohio Holdings Corp.	909	12,790
PGT Innovations, Inc. *	3,374	60,665
Plexus Corp. *	328	26,834
Powell Industries, Inc.	947	18,391
Primoris Services Corp.	5,601	133,416
Proto Labs, Inc. *	2,536	134,154
Pure Cycle Corp. *	214	2,572
Radiant Logistics, Inc. *	4,127	26,289
Ranpak Holdings Corp. *	3,444	70,361
RBC Bearings, Inc. *	2,557	495,751
Ryerson Holding Corp.	623	21,817
Safe Bulkers, Inc. (Greece)	6,580	31,321
Sanmina Corp. *	6,687	270,289
Schweitzer-Mauduit International, Inc.	3,283	90,283
Scorpio Tankers, Inc. (Monaco)	5,140	109,893
SFL Corp. Ltd. (Norway)	13,454	136,962
Sight Sciences, Inc. *	461	5,329
SPX Corp. *	879	43,431
SPX FLOW, Inc.	4,112	354,537
Standex International Corp.	1,258	125,699
Sterling Construction Co., Inc. *	2,321	62,203
Stoneridge, Inc. *	2,296	47,665
Sturm Ruger & Co., Inc.	121	8,424
Summit Materials, Inc. Class A *	12,675	393,686
Teekay Corp. * (Bermuda)	7,201	22,827
Teekay Tankers Ltd. Class A * (Bermuda)	2,462	34,074
Thermon Group Holdings, Inc. *	3,435	55,647
TimkenSteel Corp. *	4,836	105,812
Tredegar Corp.	403	4,832
TriMas Corp.	4,672	149,925
Trinity Industries, Inc.	8,224	282,577
Triumph Group, Inc. *	6,815	172,283
TTM Technologies, Inc. *	11,214	166,192
Turtle Beach Corp. *	223	4,748
Tutor Perini Corp. *	4,724	51,019
UFP Industries, Inc.	599	46,219
UFP Technologies, Inc. *	663	43,871
Universal Logistics Holdings, Inc.	188	3,788
US Ecology, Inc. *	2,940	140,767
US Xpress Enterprises, Inc. Class A *	2,781	10,790
View, Inc. *	10,218	18,801
Vishay Intertechnology, Inc.	12,011	235,416
Vishay Precision Group, Inc. *	1,293	41,570
Watts Water Technologies, Inc. Class A	1,272	177,559
Werner Enterprises, Inc.	5,724	234,684

	Shares	Value
Willis Lease Finance Corp. *	266	$ 8,563
Worthington Industries, Inc.	3,539	181,940
Xometry, Inc. Class A *	551	20,249
Yellow Corp. *	4,947	34,678
Zurn Water Solutions Corp.	6,123	216,754

		17,849,480

Technology - 3.5%
3D Systems Corp. *	1,128	18,815
Agilysys, Inc. *	235	9,372
Alkami Technology, Inc. *	288	4,121
Allscripts Healthcare Solutions, Inc. *	12,626	284,338
Alpha & Omega Semiconductor Ltd. *	405	22,133
American Software, Inc. Class A	718	14,963
Amkor Technology, Inc.	8,671	188,334
Arteris, Inc. *	253	3,289
Asana, Inc. Class A *	616	24,622
AvidXchange Holdings, Inc. *	601	4,838
AXT, Inc. *	4,266	29,947
Benefitfocus, Inc. *	670	8,455
Bottomline Technologies DE, Inc. *	3,899	220,995
Cohu, Inc. *	650	19,240
Computer Programs & Systems, Inc. *	1,600	55,120
Conduent, Inc. *	18,317	94,516
Convey Health Solutions Holdings, Inc. *	626	4,094
CS Disco, Inc. *	1,029	34,955
CSG Systems International, Inc.	1,856	117,986
Daily Journal Corp. *	126	39,311
DarioHealth Corp. *	1,404	8,199
Desktop Metal, Inc. Class A *	7,734	36,659
Digi International, Inc. *	3,621	77,924
DigitalOcean Holdings, Inc. *	289	16,719
Diodes, Inc. *	1,030	89,600
Donnelley Financial Solutions, Inc. *	3,054	101,576
E2open Parent Holdings, Inc. *	21,293	187,591
Ebix, Inc.	2,885	95,638
eGain Corp. *	1,154	13,363
EMCORE Corp. *	3,254	12,040
Enfusion, Inc. Class A *	533	6,780
EngageSmart, Inc. *	396	8,439
Envestnet, Inc. *	357	26,575
EverCommerce, Inc. *	766	10,111
Evolent Health, Inc. Class A *	6,815	220,124
Forian, Inc. *	223	1,552
FormFactor, Inc. *	1,010	42,450
Genius Brands International, Inc. *	29,338	29,925
GTY Technology Holdings, Inc. *	3,413	11,024
HireRight Holdings Corp. *	1,291	22,076
Inseego Corp. *	6,973	28,241
Insight Enterprises, Inc. *	2,393	256,817
Instructure Holdings, Inc. *	1,031	20,682
Intapp, Inc. *	324	7,779
Integral Ad Science Holding Corp. *	1,867	25,765
Kaltura, Inc. *	2,683	4,803
KBR, Inc.	1,919	105,027
ManTech International Corp. Class A	2,921	251,761
MeridianLink, Inc. *	550	9,955
Model N, Inc. *	301	8,097
NantHealth, Inc. *	1,562	1,177
NetScout Systems, Inc. *	7,497	240,504
NextGen Healthcare, Inc. *	5,899	123,348
ON24, Inc. *	989	13,005
Onto Innovation, Inc. *	3,557	309,068
Outbrain, Inc. *	1,422	15,258
Parsons Corp. *	2,888	111,766
PDF Solutions, Inc. *	3,123	87,038
Photronics, Inc. *	6,262	106,266
Ping Identity Holding Corp. *	6,313	173,166
PowerSchool Holdings, Inc. Class A *	3,632	59,964
Quantum Corp. *	6,185	14,040
Rackspace Technology, Inc. *	1,553	17,331

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Rambus, Inc. *	11,563	$ 368,744
Rekor Systems, Inc. *	1,164	5,308
SecureWorks Corp. Class A *	967	12,813
SkyWater Technology, Inc. *	80	866
Smith Micro Software, Inc. *	4,901	18,477
StarTek, Inc. *	1,522	6,742
Super Micro Computer, Inc. *	4,778	181,898
Unisys Corp. *	1,447	31,270
UserTesting, Inc. *	332	3,549
Veeco Instruments, Inc. *	5,363	145,820
Verint Systems, Inc. *	6,872	355,282
Weave Communications, Inc. *	185	1,103
Xperi Holding Corp.	11,249	194,833

		5,535,372

Utilities - 5.2%
ALLETE, Inc.	5,592	374,552
American States Water Co.	1,909	169,939
Aris Water Solution, Inc. Class A	1,356	24,679
Artesian Resources Corp. Class A	855	41,510
Avista Corp.	7,392	333,749
Black Hills Corp.	6,826	525,739
Brookfield Infrastructure Corp. Class A (Canada)	6,778	511,332
California Water Service Group	5,623	333,331
Chesapeake Utilities Corp.	1,793	247,004
Clearway Energy, Inc. Class A	2,746	91,497
Clearway Energy, Inc. Class C	6,580	240,236
MGE Energy, Inc.	3,899	311,101
Middlesex Water Co.	1,128	118,632
New Jersey Resources Corp.	10,296	472,175
Northwest Natural Holding Co.	3,288	170,055
NorthWestern Corp.	5,798	350,721
ONE Gas, Inc.	5,621	495,997
Ormat Technologies, Inc.	4,831	395,321
Otter Tail Corp.	4,412	275,750
PNM Resources, Inc.	9,127	435,084
Portland General Electric Co.	9,582	528,447
SJW Group	2,985	207,696
South Jersey Industries, Inc.	10,970	379,013
Southwest Gas Holdings, Inc. *	7,016	549,283
Spire, Inc.	5,401	387,576
Stronghold Digital Mining, Inc. Class A *	280	1,638
Unitil Corp.	1,620	80,806
Via Renewables, Inc.	198	1,632
York Water Co.	520	23,384

		8,077,879

Total Common Stocks (Cost $155,788,025)		152,439,390

EXCHANGE-TRADED FUND - 1.6%
iShares Russell 2000 Value	15,328	2,473,939

Total Exchange-Traded Fund (Cost $2,429,042)		2,473,939

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $1,301,751; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $1,327,811)	$1,301,751	$1,301,751

Total Short-Term Investment (Cost $1,301,751)		1,301,751

TOTAL INVESTMENTS - 99.9% (Cost $159,524,312)		156,220,993

DERIVATIVES - 0.0%		59,722

OTHER ASSETS & LIABILITIES, NET - 0.1%		111,298

NET ASSETS - 100.0%		$156,392,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)

An investment with a value of $369 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/22	141	$1,397,090	$1,456,812	$59,722

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$5,863	$-	$5,494	$369
	Industrial	50	-	50	-

	Total Rights	5,913	-	5,544	369

	Common Stocks	152,439,390	152,439,390	-	-
	Exchange-Traded Fund	2,473,939	2,473,939	-	-
	Short-Term Investment	1,301,751	-	1,301,751	-
	Derivatives:
	Equity Contracts
	Futures	59,722	59,722	-	-

	Total	$156,280,715	$154,973,051	$1,307,295	$369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
South Korea - 0.0%
Samsung Biologics Co. Ltd. Exp 04/08/22 *	42	$6,515

Total Rights (Cost $0)		6,515

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL Exercise @ THB 31.00 Exp 02/15/24 *	3,344	334

Total Warrants (Cost $0)		334

PREFERRED STOCKS - 2.4%
Brazil - 1.5%
Alpargatas SA	4,137	22,653
Banco Bradesco SA	84,900	396,232
Braskem SA Class A	3,400	31,636
Centrais Eletricas Brasileiras SA Class B	3,800	29,930
Cia Energetica de Minas Gerais	18,758	59,926
Gerdau SA	19,800	128,131
Itau Unibanco Holding SA	83,900	484,257
Itausa SA	80,085	180,824
Petroleo Brasileiro SA	85,600	601,405

		1,934,994

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA Class B	2,352	202,014

Colombia - 0.0%
Bancolombia SA	5,707	60,972

Russia - 0.0%
Surgutneftegas PJSC Ω ±	44,600	-

South Korea - 0.7%
Hyundai Motor Co.	703	49,961
Hyundai Motor Co.	266	18,816
LG Chem Ltd.	139	31,178
LG Household & Health Care Ltd.	38	15,844
Samsung Electronics Co. Ltd.	14,179	734,691

		850,490

Total Preferred Stocks (Cost $2,863,524)		3,048,470

COMMON STOCKS - 95.6%
Brazil - 4.1%
Ambev SA	81,400	263,295
Americanas SA	11,365	77,938
Atacadao SA	8,200	38,786
B3 SA - Brasil Bolsa Balcao	106,100	350,097
Banco Bradesco SA	24,000	92,097
Banco BTG Pactual SA	20,500	112,122
Banco do Brasil SA	15,000	109,325
Banco Inter SA UNIT	5,967	26,570

	Shares	Value
Banco Santander Brasil SA	7,200	$ 55,773
BB Seguridade Participacoes SA	12,200	65,496
BRF SA *	12,184	47,574
CCR SA	21,500	61,867
Centrais Eletricas Brasileiras SA	6,300	50,257
Cia de Saneamento Basico do Estado de Sao Paulo	6,200	62,130
Cia Siderurgica Nacional SA	12,000	65,607
Cosan SA	17,900	88,916
Energisa SA	3,200	32,806
Engie Brasil Energia SA	3,000	27,246
Equatorial Energia SA	17,700	101,158
Hapvida Participacoes e Investimentos SA ~	74,243	184,632
Hypera SA	6,600	53,662
Klabin SA	12,600	63,833
Localiza Rent a Car SA	10,600	136,033
Lojas Renner SA	16,991	98,141
Magazine Luiza SA	51,800	74,201
Natura & Co. Holding SA *	15,400	84,261
Petro Rio SA *	12,200	61,012
Petroleo Brasileiro SA	61,600	455,946
Raia Drogasil SA	18,100	91,012
Rede D’Or Sao Luiz SA ~	7,100	74,414
Rumo SA *	22,600	88,054
Suzano SA	13,000	150,587
Telefonica Brasil SA	8,800	99,237
TIM SA	14,700	42,577
TOTVS SA	9,500	72,591
Vale SA	71,053	1,426,716
Ultrapar Participacoes SA	12,500	37,150
Vibra Energia SA	19,826	97,359
WEG SA	28,900	211,665

		5,332,143

Chile - 0.3%
Banco de Chile	790,549	84,676
Banco de Credito e Inversiones SA *	949	34,188
Banco Santander Chile	1,157,076	65,163
Cencosud SA	23,372	46,043
Cia Cervecerias Unidas SA	2,453	18,360
Empresas CMPC SA	20,331	37,649
Empresas COPEC SA	6,821	56,350
Enel Americas SA	376,835	45,461
Enel Chile SA	501,627	14,983
Falabella SA	12,957	41,415

		444,288

China - 29.3%
360 DigiTech, Inc. ADR	1,475	22,700
360 Security Technology, Inc. Class A *	7,300	11,433
3SBio, Inc. * ~	20,000	16,264
51job, Inc. ADR *	521	30,505
A-Living Smart City Services Co. Ltd. ~	10,250	14,191
AAC Technologies Holdings, Inc.	12,500	29,706
Addsino Co. Ltd. Class A	1,300	2,219
Advanced Micro-Fabrication Equipment, Inc. China Class A *	665	12,126
AECC Aero-Engine Control Co. Ltd. Class A	1,600	5,833
AECC Aviation Power Co. Ltd. Class A	2,900	20,452
Agile Group Holdings Ltd.	22,000	11,070
Agricultural Bank of China Ltd. Class A	60,100	29,137
Agricultural Bank of China Ltd. Class H	469,000	179,291
Aier Eye Hospital Group Co. Ltd. Class A	5,820	28,776
Air China Ltd. Class A *	4,100	5,862
Air China Ltd. Class H *	38,000	26,417
Airtac International Group	2,232	71,761
Akeso, Inc. * ~	5,000	10,469
Alibaba Group Holding Ltd. *	262,820	3,586,629
Alibaba Health Information Technology Ltd. *	72,000	45,567
Aluminum Corp. of China Ltd. Class A *	5,300	4,815
Aluminum Corp. of China Ltd. Class H *	80,000	46,305

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Angel Yeast Co. Ltd. Class A	900	$5,892
Anhui Conch Cement Co. Ltd. Class A	2,800	17,362
Anhui Conch Cement Co. Ltd. Class H	22,500	115,076
Anhui Gujing Distillery Co. Ltd. Class A	400	10,751
Anhui Gujing Distillery Co. Ltd. Class B	900	11,593
Anhui Honglu Steel Construction Group Co. Ltd. Class A	600	3,983
Anhui Kouzi Distillery Co. Ltd. Class A	700	5,927
Anhui Yingjia Distillery Co. Ltd. Class A	700	5,939
Anjoy Foods Group Co. Ltd. Class A	300	5,196
ANTA Sports Products Ltd.	18,800	233,214
Apeloa Pharmaceutical Co. Ltd. Class A	1,300	6,407
Asymchem Laboratories Tianjin Co. Ltd. Class A	300	17,289
Autel Intelligent Technology Corp. Ltd. Class A	572	3,488
Autobio Diagnostics Co. Ltd. Class A	600	4,544
Autohome, Inc. ADR	1,330	40,445
Avary Holding Shenzhen Co. Ltd. Class A	1,700	7,685
AVIC Electromechanical Systems Co. Ltd. Class A	4,000	6,797
AVIC Industry-Finance Holdings Co. Ltd. Class A	9,100	5,921
AviChina Industry & Technology Co. Ltd. Class H	42,000	23,183
Avicopter PLC Class A	600	4,797
Baidu, Inc. ADR *	4,801	635,172
Bank of Beijing Co. Ltd. Class A	23,000	16,566
Bank of Changsha Co. Ltd. Class A	4,900	5,892
Bank of Chengdu Co. Ltd. Class A	4,000	9,424
Bank of China Ltd. Class A	126,300	65,003
Bank of China Ltd. Class H	1,257,000	501,613
Bank of Communications Co. Ltd. Class A	62,500	50,214
Bank of Communications Co. Ltd. Class H	127,000	90,921
Bank of Hangzhou Co. Ltd. Class A	6,400	14,169
Bank of Jiangsu Co. Ltd. Class A	15,980	17,679
Bank of Nanjing Co. Ltd. Class A	10,800	18,090
Bank of Ningbo Co. Ltd. Class A	7,210	42,244
Bank of Shanghai Co. Ltd. Class A	15,300	15,986
Baoshan Iron & Steel Co. Ltd. Class A	24,200	25,677
BBMG Corp. Class A	10,000	4,808
BeiGene Ltd. ADR *	811	152,955
Beijing BDStar Navigation Co. Ltd. Class A *	600	3,123
Beijing Capital International Airport Co. Ltd. Class H *	32,000	18,602
Beijing Dabeinong Technology Group Co. Ltd. Class A	4,500	6,152
Beijing E-Hualu Information Technology Co. Ltd. Class A	900	2,977
Beijing Easpring Material Technology Co. Ltd. Class A	600	7,055
Beijing Enlight Media Co. Ltd. Class A	3,100	3,994
Beijing Enterprises Holdings Ltd.	9,000	28,403
Beijing Enterprises Water Group Ltd.	82,000	25,087
Beijing Kingsoft Office Software, Inc. Class A	428	12,595
Beijing New Building Materials PLC Class A	1,800	8,552
Beijing Originwater Technology Co. Ltd. Class A	3,400	3,202
Beijing Roborock Technology Co. Ltd. Class A	55	4,795
Beijing Shiji Information Technology Co. Ltd. Class A	1,120	3,514
Beijing Shunxin Agriculture Co. Ltd. Class A	800	2,929
Beijing Sinnet Technology Co. Ltd. Class A	1,900	3,948
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,300	5,037
Beijing United Information Technology Co. Ltd. Class A	400	7,026
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	400	17,531
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	300	6,048

	Shares	Value
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	44,600	$ 33,498
Betta Pharmaceuticals Co. Ltd. Class A	400	3,510
BGI Genomics Co. Ltd. Class A	400	5,077
Bilibili, Inc. ADR *	2,903	74,259
BOC International China Co. Ltd. Class A	2,300	4,850
BOE Technology Group Co. Ltd. Class A	40,000	27,043
Bosideng International Holdings Ltd.	58,000	26,874
By-health Co. Ltd. Class A	1,800	6,008
BYD Co. Ltd. Class A	2,000	71,566
BYD Co. Ltd. Class H	14,000	389,414
BYD Electronic International Co. Ltd.	11,500	22,789
C&S Paper Co. Ltd. Class A	1,300	2,449
Caitong Securities Co. Ltd. Class A	3,500	4,655
CanSino Biologics, Inc. Class A *	47	1,720
CanSino Biologics, Inc. Class H * ~	1,400	22,283
CECEP Solar Energy Co. Ltd. Class A	3,600	4,946
CECEP Wind-Power Corp. Class A	6,300	4,542
CGN Power Co. Ltd. Class H ~	173,000	45,047
Chacha Food Co. Ltd. Class A	600	5,062
Changchun High & New Technology Industry Group, Inc. Class A	400	10,532
Changjiang Securities Co. Ltd. Class A	5,900	5,767
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	275	5,608
Chaozhou Three-Circle Group Co. Ltd. Class A	2,000	8,787
Chengtun Mining Group Co. Ltd. Class A	3,000	4,025
Chengxin Lithium Group Co. Ltd. Class A *	900	7,135
Chifeng Jilong Gold Mining Co. Ltd. Class A *	1,800	5,145
China Baoan Group Co. Ltd. Class A	2,900	5,074
China Bohai Bank Co. Ltd. Class H ~	56,000	9,294
China Cinda Asset Management Co. Ltd. Class H	149,000	25,385
China CITIC Bank Corp. Ltd. Class H	152,000	76,703
China Coal Energy Co. Ltd. Class H	35,000	26,317
China Common Rich Renewable Energy Investments Ltd. * Ω ±	122,000	-
China Communications Services Corp. Ltd. Class H	40,000	18,036
China Conch Environment Protection Holdings Ltd. *	24,000	30,026
China Conch Venture Holdings Ltd.	28,500	83,083
China Construction Bank Corp. Class A	45,400	44,871
China Construction Bank Corp. Class H	1,613,000	1,208,241
China CSSC Holdings Ltd. Class A	4,800	13,025
China Eastern Airlines Corp. Ltd. Class A *	10,200	7,498
China Education Group Holdings Ltd.	17,000	14,628
China Energy Engineering Corp. Ltd. *	35,200	13,495
China Everbright Bank Co. Ltd. Class A	58,000	30,097
China Everbright Bank Co. Ltd. Class H	30,000	11,319
China Everbright Environment Group Ltd.	64,000	38,413
China Evergrande Group ±	57,000	12,192
China Feihe Ltd. ~	63,000	62,026
China Galaxy Securities Co. Ltd. Class A	2,400	3,747
China Galaxy Securities Co. Ltd. Class H	66,000	36,815
China Gas Holdings Ltd.	53,400	68,063
China Great Wall Securities Co. Ltd. Class A	3,100	4,627
China Greatwall Technology Group Co. Ltd. Class A	3,500	6,320
China Hongqiao Group Ltd.	40,000	52,550
China International Capital Corp. Ltd. Class A	1,500	9,795
China International Capital Corp. Ltd. Class H ~	24,400	53,941
China Jinmao Holdings Group Ltd.	100,000	29,497
China Jushi Co. Ltd. Class A	4,401	10,516
China Lesso Group Holdings Ltd.	19,000	22,805
China Life Insurance Co. Ltd. Class A	600	2,471
China Life Insurance Co. Ltd. Class H	134,000	204,152
China Literature Ltd. * ~	7,000	28,668
China Longyuan Power Group Corp. Ltd. Class H	58,000	130,369
China Medical System Holdings Ltd.	23,000	35,871
China Meidong Auto Holdings Ltd.	10,000	38,005

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
China Mengniu Dairy Co. Ltd.	55,000	$ 294,877
China Merchants Bank Co. Ltd. Class A	20,600	151,105
China Merchants Bank Co. Ltd. Class H	68,000	529,341
China Merchants Port Holdings Co. Ltd.	26,000	46,826
China Merchants Securities Co. Ltd. Class A	8,000	18,161
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,600	20,554
China Minmetals Rare Earth Co. Ltd. Class A	1,100	5,022
China Minsheng Banking Corp. Ltd. Class A	75,400	45,306
China Minsheng Banking Corp. Ltd. Class H	40,500	15,192
China Molybdenum Co. Ltd. Class A	10,600	8,633
China Molybdenum Co. Ltd. Class H	66,000	33,930
China National Building Material Co. Ltd. Class H	70,000	86,103
China National Chemical Engineering Co. Ltd. Class A	6,600	9,972
China National Medicines Corp. Ltd. Class A	1,100	5,078
China National Nuclear Power Co. Ltd. Class A	15,900	20,213
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,900	23,609
China Oilfield Services Ltd. Class H	30,000	30,481
China Overseas Land & Investment Ltd.	67,000	199,374
China Overseas Property Holdings Ltd.	25,000	29,486
China Pacific Insurance Group Co. Ltd. Class A	3,600	12,947
China Pacific Insurance Group Co. Ltd. Class H	50,400	121,943
China Petroleum & Chemical Corp. Class A	29,500	20,000
China Petroleum & Chemical Corp. Class H	422,000	209,701
China Power International Development Ltd.	94,108	49,511
China Railway Group Ltd. Class A	7,400	7,018
China Railway Group Ltd. Class H	90,000	50,127
China Railway Signal & Communication Corp. Ltd. Class A	8,229	5,763
China Resources Beer Holdings Co. Ltd.	24,000	146,016
China Resources Cement Holdings Ltd.	38,000	31,500
China Resources Gas Group Ltd.	16,000	67,342
China Resources Land Ltd.	56,000	259,288
China Resources Microelectronics Ltd. Class A	1,257	10,773
China Resources Mixc Lifestyle Services Ltd. ~	10,000	48,945
China Resources Power Holdings Co. Ltd.	34,000	63,275
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,100	7,866
China Ruyi Holdings Ltd. *	48,000	12,866
China Shenhua Energy Co. Ltd. Class A	6,100	28,543
China Shenhua Energy Co. Ltd. Class H	59,500	189,400
China Southern Airlines Co. Ltd. Class A *	10,100	9,829
China Southern Airlines Co. Ltd. Class H *	34,000	19,648
China State Construction Engineering Corp. Ltd. Class A	45,500	38,863
China State Construction International Holdings Ltd.	36,000	47,739
China Suntien Green Energy Corp. Ltd. Class H	29,000	16,228
China Taiping Insurance Holdings Co. Ltd.	27,400	33,235
China Three Gorges Renewables Group Co. Ltd. Class A	31,000	29,832
China Tourism Group Duty Free Corp. Ltd. Class A	2,100	54,017
China Tower Corp. Ltd. Class H ~	718,000	80,375
China Traditional Chinese Medicine Holdings Co. Ltd.	48,000	24,924
China TransInfo Technology Co. Ltd. Class A	2,000	3,356
China United Network Communications Ltd. Class A	33,400	18,755
China Vanke Co. Ltd. Class A	7,000	21,048
China Vanke Co. Ltd. Class H	33,600	75,576
China Yangtze Power Co. Ltd. Class A	24,700	85,392
China Zhenhua Group Science & Technology Co. Ltd. Class A	600	10,674

	Shares	Value
China Zheshang Bank Co. Ltd. Class A	17,300	$ 9,039
Chinasoft International Ltd.	46,000	37,704
Chindata Group Holdings Ltd. ADR *	2,049	12,950
Chongqing Brewery Co. Ltd. Class A *	500	8,390
Chongqing Changan Automobile Co. Ltd. Class A	6,820	12,084
Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,000	5,098
Chongqing Rural Commercial Bank Co. Ltd. Class A	10,000	6,259
Chongqing Zhifei Biological Products Co. Ltd. Class A	1,700	36,985
CIFI Ever Sunshine Services Group Ltd.	14,000	18,663
CIFI Holdings Group Co. Ltd.	62,000	36,132
CITIC Ltd.	100,000	110,619
CITIC Securities Co. Ltd. Class A	9,880	32,381
CITIC Securities Co. Ltd. Class H	48,575	111,339
CNGR Advanced Material Co. Ltd. Class A	500	9,282
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,700	2,610
Contemporary Amperex Technology Co. Ltd. Class A	2,500	200,050
COSCO SHIPPING Development Co. Ltd. Class A	10,700	5,539
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	4,700	4,733
COSCO SHIPPING Holdings Co. Ltd. Class A *	13,710	33,106
COSCO SHIPPING Holdings Co. Ltd. Class H *	56,900	97,831
COSCO SHIPPING Ports Ltd.	32,000	24,798
Country Garden Holdings Co. Ltd.	140,707	107,712
Country Garden Services Holdings Co. Ltd.	35,000	147,442
CRRC Corp. Ltd. Class A	20,500	17,408
CRRC Corp. Ltd. Class H	82,000	32,720
CSC Financial Co. Ltd. Class A	4,700	17,156
CSPC Pharmaceutical Group Ltd.	156,000	178,752
Daan Gene Co. Ltd. Class A	1,760	5,157
Dada Nexus Ltd. ADR *	1,052	9,605
Dali Foods Group Co. Ltd. ~	35,000	18,259
Daqin Railway Co. Ltd. Class A	16,400	17,734
Daqo New Energy Corp. ADR *	1,024	42,312
DaShenLin Pharmaceutical Group Co. Ltd. Class A	700	3,298
DHC Software Co. Ltd. Class A	3,700	4,117
DiDi Global, Inc. ADR *	3,085	7,713
Do-Fluoride Chemicals Co. Ltd. Class A	800	4,918
Dong-E-E-Jiao Co. Ltd. Class A	700	3,728
Dongfang Electric Corp. Ltd. Class A	3,200	6,793
Dongfeng Motor Group Co. Ltd. Class H	48,000	35,905
Dongxing Securities Co. Ltd. Class A	3,500	5,365
Dongyue Group Ltd.	25,000	33,869
East Money Information Co. Ltd. Class A	11,220	44,443
Ecovacs Robotics Co. Ltd. Class A	500	8,534
ENN Energy Holdings Ltd.	13,700	204,622
ENN Natural Gas Co. Ltd. Class A	2,600	7,233
Eve Energy Co. Ltd. Class A	2,100	26,326
Everbright Securities Co. Ltd. Class A	4,200	8,215
Fangda Carbon New Material Co. Ltd. Class A	4,300	5,689
Far East Horizon Ltd.	30,000	26,809
FAW Jiefang Group Co. Ltd. Class A	3,600	4,887
Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,300	3,088
First Capital Securities Co. Ltd. Class A	4,200	3,865
Flat Glass Group Co. Ltd. Class A	1,100	7,761
Flat Glass Group Co. Ltd. Class H	8,000	30,543
Focus Media Information Technology Co. Ltd. Class A	15,600	14,928
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,840	52,739
Fosun International Ltd.	42,000	45,395
Founder Securities Co. Ltd. Class A	8,800	9,317

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Foxconn Industrial Internet Co. Ltd. Class A	9,200	$ 14,684
Fujian Sunner Development Co. Ltd. Class A *	1,248	3,885
Fuyao Glass Industry Group Co. Ltd. Class A	1,800	10,064
Fuyao Glass Industry Group Co. Ltd. Class H ~	10,800	43,850
G-bits Network Technology Xiamen Co. Ltd. Class A	100	5,654
Ganfeng Lithium Co. Ltd. Class A	2,400	47,119
Ganfeng Lithium Co. Ltd. Class H ~	2,800	39,393
GCL System Integration Technology Co. Ltd. Class A *	5,000	2,818
GD Power Development Co. Ltd. Class A	19,400	7,663
GDS Holdings Ltd. ADR *	1,562	61,309
Geely Automobile Holdings Ltd.	102,000	158,000
GEM Co. Ltd. Class A	5,200	6,821
Gemdale Corp. Class A	4,900	11,031
Genscript Biotech Corp. *	20,000	62,740
GF Securities Co. Ltd. Class A	3,900	10,740
GF Securities Co. Ltd. Class H	23,200	32,660
Giant Network Group Co. Ltd. Class A	2,500	3,962
Gigadevice Semiconductor Beijing, Inc. Class A	680	14,999
Ginlong Technologies Co. Ltd. Class A	300	9,841
GoerTek, Inc. Class A	3,700	19,919
GOME Retail Holdings Ltd. *	194,000	12,030
Gotion High-tech Co. Ltd. Class A *	1,900	10,206
Great Wall Motor Co. Ltd. Class A	5,700	24,392
Great Wall Motor Co. Ltd. Class H	44,500	69,842
Gree Electric Appliances, Inc. of Zhuhai Class A	3,300	16,729
Greenland Holdings Corp. Ltd. Class A	9,720	8,247
Greentown China Holdings Ltd.	16,000	28,942
Greentown Service Group Co. Ltd.	26,000	25,925
GRG Banking Equipment Co. Ltd. Class A	2,600	4,330
Guangdong Haid Group Co. Ltd. Class A	1,800	15,537
Guangdong Investment Ltd.	50,000	68,122
Guangdong Kinlong Hardware Products Co. Ltd. Class A	300	5,046
Guanghui Energy Co. Ltd. Class A *	7,100	9,136
Guangzhou Automobile Group Co. Ltd. Class H	50,000	41,229
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,500	7,389
Guangzhou Haige Communications Group, Inc. Co. Class A	2,600	4,177
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	500	5,790
Guangzhou R&F Properties Co. Ltd. Class H	30,400	10,720
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	700	7,056
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,080	15,859
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	2,900	3,629
Guolian Securities Co. Ltd. Class A	2,500	5,174
Guosen Securities Co. Ltd. Class A	6,900	10,774
Guotai Junan Securities Co. Ltd. Class A	8,100	19,974
Guoyuan Securities Co. Ltd. Class A	4,600	5,165
Haidilao International Holding Ltd. ~	19,000	36,557
Haier Smart Home Co. Ltd. Class A	6,800	24,580
Haier Smart Home Co. Ltd. Class H	38,600	123,423
Haitian International Holdings Ltd.	11,000	28,365
Haitong Securities Co. Ltd. Class A	1,600	2,589
Haitong Securities Co. Ltd. Class H	61,600	46,810
Hang Zhou Great Star Industrial Co. Ltd. Class A *	1,400	3,622
Hangzhou First Applied Material Co. Ltd. Class A	1,020	18,108
Hangzhou Oxygen Plant Group Co. Ltd. Class A	900	4,052
Hangzhou Robam Appliances Co. Ltd. Class A	1,100	5,036

	Shares	Value
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,500	$ 11,367
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	10,118
Hangzhou Tigermed Consulting Co. Ltd. Class H ~	1,800	21,709
Hansoh Pharmaceutical Group Co. Ltd. ~	20,000	33,255
Hefei Meiya Optoelectronic Technology, Inc. Class A	800	3,362
Heilongjiang Agriculture Co. Ltd. Class A	1,900	4,527
Hello Group, Inc. ADR	2,843	16,433
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,170	14,475
Hengan International Group Co. Ltd.	10,500	48,382
Hengli Petrochemical Co. Ltd. Class A	6,400	20,874
Hengtong Optic-electric Co. Ltd. Class A	2,200	4,476
Hengyi Petrochemical Co. Ltd. Class A	4,700	6,283
Hesteel Co. Ltd. Class A	12,225	4,570
Hithink RoyalFlush Information Network Co. Ltd. Class A	600	9,003
Hongfa Technology Co. Ltd. Class A	800	5,930
Hopson Development Holdings Ltd.	12,960	24,494
Hoshine Silicon Industry Co. Ltd. Class A	500	8,202
Hua Hong Semiconductor Ltd. * ~	9,000	37,582
Huadian Power International Corp. Ltd. Class A	6,400	3,551
Huadong Medicine Co. Ltd. Class A	1,900	9,962
Huafon Chemical Co. Ltd. Class A	5,300	7,570
Huagong Tech Co. Ltd. Class A	900	2,847
Hualan Biological Engineering, Inc. Class A	2,000	6,380
Huaneng Power International, Inc. Class A	5,500	5,944
Huaneng Power International, Inc. Class H	66,000	27,994
Huatai Securities Co. Ltd. Class A	1,500	3,501
Huatai Securities Co. Ltd. Class H ~	34,200	52,336
Huaxi Securities Co. Ltd. Class A	2,300	3,031
Huaxia Bank Co. Ltd. Class A	13,100	11,449
Huaxin Cement Co. Ltd. Class A	1,300	4,039
Huayu Automotive Systems Co. Ltd. Class A	3,400	10,633
Huazhu Group Ltd. ADR	3,085	101,774
Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,200	6,254
Huizhou Desay Sv Automotive Co. Ltd. Class A	500	9,908
Humanwell Healthcare Group Co. Ltd. Class A	1,800	4,881
Hunan Valin Steel Co. Ltd. Class A	7,400	6,383
Hundsun Technologies, Inc. Class A	1,520	10,614
Hutchmed China Ltd. ADR *	1,490	28,191
Hygeia Healthcare Holdings Co. Ltd. ~	6,200	23,784
I-Mab ADR *	704	11,433
Iflytek Co. Ltd. Class A	2,500	18,220
Imeik Technology Development Co. Ltd. Class A	200	14,879
Industrial & Commercial Bank of China Ltd. Class A	52,100	39,089
Industrial & Commercial Bank of China Ltd. Class H	989,000	606,309
Industrial Bank Co. Ltd. Class A	22,561	73,094
Industrial Securities Co. Ltd. Class A	7,200	8,674
Ingenic Semiconductor Co. Ltd. Class A	500	7,146
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A *	49,300	17,229
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	9,200	6,632
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,900	39,969
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A *	4,000	6,135
Innovent Biologics, Inc. * ~	20,000	67,303
Inspur Electronic Information Industry Co. Ltd. Class A	1,500	6,396
Intco Medical Technology Co. Ltd. Class A	550	4,009
iQIYI, Inc. ADR *	5,903	26,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
JA Solar Technology Co. Ltd. Class A	1,700	$ 20,923
Jafron Biomedical Co. Ltd. Class A	900	6,416
Jason Furniture Hangzhou Co. Ltd. Class A	700	6,740
JCET Group Co. Ltd. Class A	1,900	7,312
JD Health International, Inc. * ~	6,300	37,722
JD.com, Inc. Class A *	34,725	986,706
Jiangsu Eastern Shenghong Co. Ltd. Class A	4,500	10,026
Jiangsu Expressway Co. Ltd. Class H	22,000	22,976
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	11,432
Jiangsu Hengrui Medicine Co. Ltd. Class A	6,900	39,893
Jiangsu King’s Luck Brewery JSC Ltd. Class A	1,400	9,233
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,600	33,954
Jiangsu Yangnong Chemical Co. Ltd. Class A	300	5,687
Jiangsu Yoke Technology Co. Ltd. Class A	600	4,819
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,200	5,243
Jiangsu Zhongtian Technology Co. Ltd. Class A	3,300	8,790
Jiangxi Copper Co. Ltd. Class H	22,000	36,390
Jiangxi Zhengbang Technology Co. Ltd. Class A	3,700	4,476
Jinke Properties Group Co. Ltd. Class A	4,800	3,716
Jinxin Fertility Group Ltd. * ~	22,500	17,070
JiuGui Liquor Co. Ltd. Class A	400	9,270
Jiumaojiu International Holdings Ltd. ~	12,000	25,384
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,900	3,657
Joinn Laboratories China Co. Ltd. Class A	400	7,210
Jointown Pharmaceutical Group Co. Ltd. Class A	1,800	3,762
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	800	3,527
JOYY, Inc. ADR	958	35,187
Juewei Food Co. Ltd. Class A	700	4,628
Kanzhun Ltd. ADR *	1,461	36,394
KE Holdings, Inc. ADR *	6,210	76,818
Kingboard Holdings Ltd.	11,500	55,466
Kingdee International Software Group Co. Ltd. *	45,000	98,592
Kingfa Sci & Tech Co. Ltd. Class A	2,400	3,673
Kingsoft Cloud Holdings Ltd. ADR *	1,965	11,928
Kingsoft Corp. Ltd.	17,000	54,156
Kuaishou Technology * ~	8,300	76,050
Kuang-Chi Technologies Co. Ltd. Class A *	2,400	6,463
Kunlun Energy Co. Ltd.	68,000	58,768
Kunlun Tech Co. Ltd. Class A	1,200	3,169
Kweichow Moutai Co. Ltd. Class A	1,400	377,162
KWG Group Holdings Ltd.	23,000	9,396
Lakala Payment Co. Ltd. Class A	800	2,968
Laobaixing Pharmacy Chain JSC Class A	600	3,410
LB Group Co. Ltd. Class A	2,600	9,425
Lee & Man Paper Manufacturing Ltd.	23,000	11,933
Lenovo Group Ltd.	124,000	134,324
Lens Technology Co. Ltd. Class A	5,300	9,701
Lepu Medical Technology Beijing Co. Ltd. Class A	2,200	6,957
Leyard Optoelectronic Co. Ltd. Class A	2,400	2,676
Li Auto, Inc. ADR *	9,617	248,215
Li Ning Co. Ltd.	41,000	348,145
Lingyi iTech Guangdong Co. Class A *	7,800	6,216
Livzon Pharmaceutical Group, Inc. Class A	700	4,230
Logan Group Co. Ltd.	25,000	7,052
Longfor Group Holdings Ltd. ~	31,500	161,128
LONGi Green Energy Technology Co. Ltd. Class A	5,916	66,699
Lufax Holding Ltd. ADR *	10,464	58,284
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	200	3,548
Luxi Chemical Group Co. Ltd. Class A	1,800	5,058
Luxshare Precision Industry Co. Ltd. Class A	7,600	37,686
Luzhou Laojiao Co. Ltd. Class A	1,600	46,531

	Shares	Value
Mango Excellent Media Co. Ltd. Class A	2,000	$ 9,740
Maxscend Microelectronics Co. Ltd. Class A	400	13,141
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A *	4,300	3,981
Meituan Class B * ~	70,900	1,343,125
Metallurgical Corp. of China Ltd. Class A	19,300	11,384
Mianyang Fulin Precision Co. Ltd. Class A *	600	2,051
Microport Scientific Corp.	10,800	24,028
Ming Yang Smart Energy Group Ltd. Class A	2,300	7,986
Ming Yuan Cloud Group Holdings Ltd.	10,000	13,473
Minth Group Ltd.	12,000	29,240
MMG Ltd. *	52,000	20,659
Montage Technology Co. Ltd. Class A	1,225	12,918
Muyuan Foods Co. Ltd. Class A	5,760	51,346
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,341	6,634
Nanjing Securities Co. Ltd. Class A	4,200	5,417
NARI Technology Co. Ltd. Class A	6,060	29,863
National Silicon Industry Group Co. Ltd. Class A *	2,466	8,448
NAURA Technology Group Co. Ltd. Class A	600	25,634
NavInfo Co. Ltd. Class A *	2,600	5,696
NetEase, Inc.	35,905	647,826
New China Life Insurance Co. Ltd. Class A	5,500	30,488
New China Life Insurance Co. Ltd. Class H	8,600	23,853
New Hope Liuhe Co. Ltd. Class A *	4,900	13,057
New Oriental Education & Technology Group, Inc. ADR *	26,341	30,292
Ninestar Corp. Class A	1,500	10,046
Ningbo Joyson Electronic Corp. Class A	1,700	3,762
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	505	10,168
Ningbo Shanshan Co. Ltd. Class A	2,500	10,936
Ningbo Tuopu Group Co. Ltd. Class A	1,200	10,659
Ningxia Baofeng Energy Group Co. Ltd. Class A	6,600	15,381
NIO, Inc. ADR *	22,732	478,509
Noah Holdings Ltd. ADS ADR *	617	14,518
Nongfu Spring Co. Ltd. Class H ~	30,400	160,256
North Industries Group Red Arrow Co. Ltd. Class A *	1,700	6,007
Northeast Securities Co. Ltd. Class A	2,700	3,278
Offshore Oil Engineering Co. Ltd. Class A	5,200	3,490
OFILM Group Co. Ltd. Class A *	3,300	3,687
Oppein Home Group, Inc. Class A	600	11,037
Orient Securities Co. Ltd. Class A	6,400	11,014
Ovctek China, Inc. Class A	1,020	5,839
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A *	9,700	5,686
People’s Insurance Co. Group of China Ltd. Class A	51,000	36,711
People’s Insurance Co. Group of China Ltd. Class H	48,000	15,661
Perfect World Co. Ltd. Class A	2,397	4,822
PetroChina Co. Ltd. Class A	21,800	18,864
PetroChina Co. Ltd. Class H	366,000	185,861
PharmaBlock Sciences Nanjing, Inc. Class A	200	3,022
Pharmaron Beijing Co. Ltd. Class A	600	11,115
Pharmaron Beijing Co. Ltd. Class H ~	2,400	28,863
PICC Property & Casualty Co. Ltd. Class H	120,000	122,195
Pinduoduo, Inc. ADR *	7,604	304,996
Ping An Bank Co. Ltd. Class A	21,100	50,908
Ping An Healthcare and Technology Co. Ltd. * ~	8,200	21,193
Ping An Insurance Group Co. of China Ltd. Class A	11,900	90,366
Ping An Insurance Group Co. of China Ltd. Class H	109,000	762,026
Poly Developments & Holdings Group Co. Ltd. Class A	13,000	36,276
Postal Savings Bank of China Co. Ltd. Class A	16,800	14,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Postal Savings Bank of China Co. Ltd. Class H ~	147,000	$ 118,371
Power Construction Corp. of China Ltd. Class A	16,500	18,863
Powerlong Real Estate Holdings Ltd.	26,000	6,809
Proya Cosmetics Co. Ltd. Class A	200	5,924
Qingdao Rural Commercial Bank Corp. Class A	7,900	4,390
Raytron Technology Co. Ltd. Class A	312	2,205
RiseSun Real Estate Development Co. Ltd. Class A	5,200	3,648
Riyue Heavy Industry Co. Ltd. Class A	1,200	3,897
RLX Technology, Inc. ADR *	9,865	17,658
Rongsheng Petrochemical Co. Ltd. Class A	10,997	24,671
SAIC Motor Corp. Ltd. Class A	8,400	22,404
Sailun Group Co. Ltd. Class A	3,600	5,558
Sangfor Technologies, Inc. Class A	500	8,761
Sany Heavy Equipment International Holdings Co. Ltd.	19,000	19,676
Sany Heavy Industry Co. Ltd. Class A	9,200	25,261
Satellite Chemical Co. Ltd. Class A	1,880	11,643
SDIC Capital Co. Ltd. Class A	6,844	7,572
SDIC Power Holdings Co. Ltd. Class A	8,100	11,896
Sealand Securities Co. Ltd. Class A	9,500	5,584
Seazen Group Ltd.	36,000	19,215
Seazen Holdings Co. Ltd. Class A	2,414	12,195
SF Holding Co. Ltd. Class A	5,300	38,047
SG Micro Corp. Class A	250	12,774
Shaanxi Coal Industry Co. Ltd. Class A	10,500	27,230
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,200	4,501
Shandong Gold Mining Co. Ltd Class A	1,900	6,453
Shandong Gold Mining Co. Ltd. Class H ~	13,750	27,459
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,310	11,805
Shandong Linglong Tyre Co. Ltd. Class A	1,600	5,546
Shandong Nanshan Aluminum Co. Ltd. Class A	12,800	8,150
Shandong Sun Paper Industry JSC Ltd. Class A	2,900	5,189
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	42,400	45,034
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	940	5,306
Shanghai Baosight Software Co. Ltd. Class A	890	6,808
Shanghai Baosight Software Co. Ltd. Class B	1,600	6,487
Shanghai Construction Group Co. Ltd. Class A	9,000	4,616
Shanghai Electric Group Co. Ltd. Class A	14,600	9,267
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,600	38,457
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	4,500	21,808
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	69	3,251
Shanghai International Airport Co. Ltd. Class A *	1,100	8,484
Shanghai International Port Group Co. Ltd. Class A	10,200	8,772
Shanghai Jahwa United Co. Ltd. Class A	800	4,335
Shanghai Jinjiang International Hotels Co. Ltd. Class A	1,000	7,790
Shanghai Junshi Biosciences Co. Ltd. Class A *	752	10,337
Shanghai Lingang Holdings Corp. Ltd. Class A	1,600	3,548
Shanghai M&G Stationery, Inc. Class A	1,000	7,685
Shanghai Medicilon, Inc. Class A	56	3,995
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,000	7,722
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	13,400	25,729
Shanghai Pudong Development Bank Co. Ltd. Class A	31,836	40,061

	Shares	Value
Shanghai Putailai New Energy Technology Co. Ltd. Class A	760	$ 16,693
Shanghai RAAS Blood Products Co. Ltd. Class A	7,600	7,164
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,800	6,079
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,600	5,598
Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,400	8,615
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	3,200	8,374
Shanxi Meijin Energy Co. Ltd. Class A *	4,600	9,221
Shanxi Securities Co. Ltd. Class A	3,800	3,378
Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,200	6,530
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,340	53,572
Shenghe Resources Holding Co. Ltd. Class A	2,100	5,572
Shengyi Technology Co. Ltd. Class A	2,100	5,307
Shennan Circuits Co. Ltd. Class A	500	7,103
Shenwan Hongyuan Group Co. Ltd. Class A	24,400	16,791
Shenzhen Capchem Technology Co. Ltd. Class A	400	5,102
Shenzhen Energy Group Co. Ltd. Class A	4,500	4,544
Shenzhen Goodix Technology Co. Ltd. Class A	500	5,560
Shenzhen Inovance Technology Co. Ltd. Class A	2,850	25,447
Shenzhen International Holdings Ltd.	22,676	23,851
Shenzhen Kaifa Technology Co. Ltd. Class A	1,200	2,136
Shenzhen Kangtai Biological Products Co. Ltd. Class A	800	11,699
Shenzhen Kedali Industry Co. Ltd. Class A	300	6,970
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,300	62,811
Shenzhen MTC Co. Ltd. Class A (a) *	4,300	2,461
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	600	3,206
Shenzhen Overseas Chinese Town Co. Ltd. Class A	9,100	10,525
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A *	1,200	4,142
Shenzhen SC New Energy Technology Corp. Class A	400	4,593
Shenzhen Senior Technology Material Co. Ltd. Class A	800	4,728
Shenzhen Sunlord Electronics Co. Ltd. Class A	800	3,204
Shenzhen Sunway Communication Co. Ltd. Class A	800	2,257
Shenzhen Transsion Holdings Co. Ltd. Class A	563	8,445
Shenzhou International Group Holdings Ltd.	14,300	188,789
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,820	9,571
Shimao Group Holdings Ltd.	23,000	12,841
Shimao Services Holdings Ltd. ~	18,000	9,529
Sichuan Chuantou Energy Co. Ltd. Class A	4,000	6,758
Sichuan Hebang Biotechnology Co. Ltd. Class A *	9,900	5,457
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,600	4,357
Sichuan New Energy Power Co. Ltd. *	1,400	4,261
Sichuan Road & Bridge Co. Ltd. Class A	5,200	8,519
Sichuan Swellfun Co. Ltd. Class A	482	6,233
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,300	5,867
Sieyuan Electric Co. Ltd. Class A	700	3,604
Silergy Corp.	1,000	117,251
Sinolink Securities Co. Ltd. Class A	3,200	4,824
Sinoma Science & Technology Co. Ltd. Class A	1,800	6,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Sinopec Shanghai Petrochemical Co. Ltd. Class A	7,000	$ 3,867
Sinopharm Group Co. Ltd. Class H	23,600	53,573
Sinotrans Ltd. Class A	3,700	2,319
Sinotruk Hong Kong Ltd.	12,500	18,984
Skshu Paint Co. Ltd. Class A	420	5,851
Smoore International Holdings Ltd. ~	32,000	74,969
Songcheng Performance Development Co. Ltd. Class A	2,900	6,006
SooChow Securities Co. Ltd. Class A	5,410	6,359
Southwest Securities Co. Ltd. Class A	7,100	4,850
StarPower Semiconductor Ltd. Class A	200	12,085
Sun Art Retail Group Ltd.	31,500	11,386
Sunac China Holdings Ltd.	57,000	32,716
Sunac Services Holdings Ltd. * ~	20,000	12,202
Sungrow Power Supply Co. Ltd. Class A	1,600	26,836
Suning.com Co. Ltd. Class A *	10,600	5,751
Sunny Optical Technology Group Co. Ltd.	12,300	195,340
Sunwoda Electronic Co. Ltd. Class A	1,900	8,128
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,800	5,262
Suzhou Maxwell Technologies Co. Ltd. Class A	100	8,235
Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	600	6,724
TAL Education Group ADR *	7,322	22,039
TBEA Co. Ltd. Class A	4,100	13,068
TCL Technology Group Corp. Class A	15,100	11,627
Tencent Holdings Ltd.	99,700	4,595,606
Tencent Music Entertainment Group ADR *	11,687	56,916
Thunder Software Technology Co. Ltd. Class A	500	7,752
Tianfeng Securities Co. Ltd. Class A	9,900	5,400
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	900	4,907
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	3,500	23,371
Tianma Microelectronics Co. Ltd. Class A	2,700	4,427
Tianshan Aluminum Group Co. Ltd. Class A	5,000	6,035
Tianshui Huatian Technology Co. Ltd. Class A	3,400	5,601
Tibet Summit Resources Co. Ltd. Class A *	1,000	4,130
Tingyi Cayman Islands Holding Corp.	34,000	57,013
Titan Wind Energy Suzhou Co. Ltd. Class A	1,700	3,527
Toly Bread Co. Ltd. Class A	1,120	3,540
Tongcheng Travel Holdings Ltd. *	16,800	29,602
TongFu Microelectronics Co. Ltd. Class A	1,700	4,413
Tongkun Group Co. Ltd. Class A	2,800	7,672
Tongling Nonferrous Metals Group Co. Ltd. Class A	10,100	5,877
Tongwei Co. Ltd. Class A	4,900	32,717
Topchoice Medical Corp. Class A *	400	8,975
Topsec Technologies Group, Inc. Class A	1,100	1,951
Topsports International Holdings Ltd. ~	26,000	21,610
Transfar Zhilian Co. Ltd. Class A	2,700	2,672
TravelSky Technology Ltd. Class H	16,000	22,953
Trina Solar Co. Ltd. Class A	1,872	17,224
Trip.com Group Ltd. ADR *	8,815	203,803
Tsingtao Brewery Co. Ltd. Class A	600	7,431
Tsingtao Brewery Co. Ltd. Class H	10,000	78,612
Uni-President China Holdings Ltd.	23,000	19,959
Unigroup Guoxin Microelectronics Co. Ltd. Class A	700	22,445
Unisplendour Corp. Ltd. Class A	3,100	9,511
Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,700	3,229
Venus MedTech Hangzhou, Inc. Class H * ~	4,000	8,161
Vipshop Holdings Ltd. ADR *	7,910	71,190
Walvax Biotechnology Co. Ltd. Class A	1,700	14,629
Wanhua Chemical Group Co. Ltd. Class A	3,400	43,101
Want Want China Holdings Ltd.	84,000	77,510
Weibo Corp. ADR *	1,096	26,863
Weichai Power Co. Ltd. Class A	3,800	7,951

	Shares	Value
Weichai Power Co. Ltd. Class H	38,000	$ 59,561
Weihai Guangwei Composites Co. Ltd. Class A	600	5,563
Weimob, Inc. * ~	35,000	22,322
Wens Foodstuffs Group Co. Ltd. Class A *	6,900	23,920
Western Securities Co. Ltd. Class A	4,800	5,448
Western Superconducting Technologies Co. Ltd. Class A	502	6,812
Westone Information Industry, Inc. Class A	900	6,402
Wharf Holdings Ltd.	25,000	76,147
Will Semiconductor Co. Ltd. Class A	1,000	30,211
Wingtech Technology Co. Ltd. Class A	1,300	16,535
Winning Health Technology Group Co. Ltd. Class A	2,600	3,826
Wuchan Zhongda Group Co. Ltd. Class A	6,000	5,027
Wuhan Guide Infrared Co. Ltd. Class A	2,640	7,068
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,200	8,082
Wuhu Token Science Co. Ltd. Class A	2,200	2,809
Wuliangye Yibin Co. Ltd. Class A	4,200	101,968
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,000	4,152
WuXi AppTec Co. Ltd. Class A	2,100	36,889
WuXi AppTec Co. Ltd. Class H ~	6,740	105,305
Wuxi Biologics Cayman, Inc. * ~	62,000	492,317
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	860	7,855
Wuxi Shangji Automation Co. Ltd. Class A	300	6,428
XCMG Construction Machinery Co. Ltd. Class A	8,700	7,039
Xiamen C & D, Inc. Class A	3,100	6,195
Xiamen Faratronic Co. Ltd. Class A	300	9,457
Xiamen Intretech, Inc. Class A	1,000	3,851
Xiamen Tungsten Co. Ltd. Class A	1,700	4,933
Xiaomi Corp. Class B * ~	246,000	429,867
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	10,500	21,588
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	2,200	3,295
Xinjiang Zhongtai Chemical Co. Ltd. Class A	3,100	4,413
Xinyi Solar Holdings Ltd.	84,081	146,332
XPeng, Inc. ADR *	6,760	186,508
Yadea Group Holdings Ltd. ~	20,000	30,637
Yankuang Energy Group Co. Ltd. Class A	2,700	16,320
Yankuang Energy Group Co. Ltd. Class H	26,000	77,171
Yantai Eddie Precision Machinery Co. Ltd. Class A	940	3,534
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,000	6,588
Yealink Network Technology Corp. Ltd. Class A	1,000	12,212
Yifeng Pharmacy Chain Co. Ltd. Class A	680	4,272
Yihai International Holding Ltd.	8,000	22,721
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,600	12,448
Yintai Gold Co. Ltd. Class A	3,000	4,403
Yonghui Superstores Co. Ltd. Class A	10,300	6,839
YongXing Special Materials Technology Co. Ltd. Class A	400	7,409
Yonyou Network Technology Co. Ltd. Class A	3,700	13,302
Youngor Group Co. Ltd. Class A	5,400	5,758
Youngy Co. Ltd. Class A *	300	5,352
YTO Express Group Co. Ltd. Class A	3,700	10,031
Yuan Longping High-tech Agriculture Co. Ltd. Class A *	1,500	4,574
Yuexiu Property Co. Ltd.	25,600	25,334
Yum China Holdings, Inc.	7,398	307,313
Yunda Holding Co. Ltd. Class A	3,200	8,844
Yunnan Aluminium Co. Ltd. Class A *	3,800	8,102
Yunnan Baiyao Group Co. Ltd. Class A	1,400	17,998
Yunnan Energy New Material Co. Ltd. Class A	1,000	34,494
Yunnan Tin Co. Ltd. Class A *	1,800	5,910
Zai Lab Ltd. ADR *	1,347	59,241

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	700	$ 34,794
Zhefu Holding Group Co. Ltd. Class A	5,200	4,337
Zhejiang Century Huatong Group Co. Ltd. Class A *	7,520	7,400
Zhejiang China Commodities City Group Co. Ltd. Class A	6,000	4,739
Zhejiang Chint Electrics Co. Ltd. Class A	2,300	14,244
Zhejiang Dahua Technology Co. Ltd. Class A	3,300	8,562
Zhejiang Dingli Machinery Co. Ltd. Class A	500	3,526
Zhejiang Expressway Co. Ltd. Class H	26,000	21,840
Zhejiang HangKe Technology, Inc. Co. Class A	339	3,026
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,600	5,300
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,312	20,041
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	13,136
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	900	6,879
Zhejiang Juhua Co. Ltd. Class A	2,900	5,935
Zhejiang Longsheng Group Co. Ltd. Class A	3,600	6,160
Zhejiang NHU Co. Ltd. Class A	2,920	14,517
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,900	4,948
Zhejiang Semir Garment Co. Ltd. Class A	3,000	3,203
Zhejiang Supor Co. Ltd. Class A	600	4,712
Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,400	6,416
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,500	4,816
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	500	3,045
Zhejiang Yongtai Technology Co. Ltd. Class A *	1,000	5,967
Zheshang Securities Co. Ltd. Class A	4,500	7,418
ZhongAn Online P&C Insurance Co. Ltd. Class H * ~	8,600	28,787
Zhongji Innolight Co. Ltd. Class A	900	4,462
Zhongsheng Group Holdings Ltd.	10,000	70,312
Zhongtai Securities Co. Ltd. Class A	6,400	8,187
Zhuzhou CRRC Times Electric Co. Ltd.	9,400	36,395
Zhuzhou Hongda Electronics Corp. Ltd. Class A	400	4,209
Zhuzhou Kibing Group Co. Ltd. Class A	2,900	6,014
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	3,500	4,679
Zijin Mining Group Co. Ltd. Class A	17,400	30,832
Zijin Mining Group Co. Ltd. Class H	102,000	154,679
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	4,600	4,798
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	26,200	16,541
ZTE Corp. Class A	2,200	8,235
ZTE Corp. Class H	16,400	33,220
ZTO Express Cayman, Inc. ADR	7,495	187,374

		37,469,447

Colombia - 0.2%
Bancolombia SA	6,307	72,515
Ecopetrol SA	82,239	77,117
Grupo de Inversiones Suramericana SA	4,564	43,088
Interconexion Electrica SA ESP	7,460	48,045

		240,765

Czech Republic - 0.1%
CEZ AS	2,761	115,805
Komercni banka AS	1,277	49,438
Moneta Money Bank AS ~	4,737	19,223

		184,466

	Shares	Value
Egypt - 0.1%
Commercial International Bank Egypt SAE *	27,390	$69,016
Eastern Co. SAE	15,993	10,486
Fawry for Banking & Payment Technology Services SAE *	5,961	3,221

		82,723

Greece - 0.2%
Alpha Services and Holdings SA *	39,954	49,050
Eurobank Ergasias Services and Holdings SA *	46,870	54,833
Hellenic Telecommunications Organization SA	4,124	74,571
JUMBO SA	1,887	28,115
OPAP SA	3,830	55,751
Public Power Corp. SA *	3,806	31,864

		294,184

Hong Kong - 0.2%
Alibaba Pictures Group Ltd. *	220,000	18,105
Huabao International Holdings Ltd.	17,000	9,379
Kingboard Laminates Holdings Ltd.	16,000	26,074
Nine Dragons Paper Holdings Ltd.	30,000	26,050
Sino Biopharmaceutical Ltd.	178,000	110,525
Vinda International Holdings Ltd.	6,000	13,574

		203,707

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	7,415	65,151
OTP Bank Nyrt *	3,902	141,557
Richter Gedeon Nyrt	2,520	53,270

		259,978

India - 12.9%
ACC Ltd.	1,194	33,691
Adani Enterprises Ltd.	4,839	127,834
Adani Green Energy Ltd. *	6,763	169,851
Adani Ports & Special Economic Zone Ltd.	9,078	92,138
Adani Total Gas Ltd.	4,796	136,067
Adani Transmission Ltd. *	4,788	148,652
Ambuja Cements Ltd.	11,412	44,832
Apollo Hospitals Enterprise Ltd.	1,756	104,214
Asian Paints Ltd.	6,642	268,763
Aurobindo Pharma Ltd.	5,059	44,435
Avenue Supermarts Ltd. * ~	2,778	146,093
Axis Bank Ltd. *	39,282	391,087
Bajaj Auto Ltd.	1,213	58,254
Bajaj Finance Ltd.	4,690	445,401
Bajaj Finserv Ltd.	673	150,187
Balkrishna Industries Ltd.	1,485	41,644
Bandhan Bank Ltd. ~	11,145	44,892
Berger Paints India Ltd.	4,178	38,500
Bharat Electronics Ltd.	21,258	58,804
Bharat Forge Ltd.	3,975	36,512
Bharat Petroleum Corp. Ltd.	14,910	70,403
Bharti Airtel Ltd. *	42,830	424,636
Biocon Ltd. *	7,178	31,676
Britannia Industries Ltd.	1,877	79,142
Cholamandalam Investment and Finance Co. Ltd.	7,093	66,797
Cipla Ltd.	8,360	111,932
Coal India Ltd.	26,575	63,935
Colgate-Palmolive India Ltd.	1,802	36,590
Container Corp. Of India Ltd.	4,273	37,675
Dabur India Ltd.	10,261	72,360
Divi’s Laboratories Ltd.	2,291	132,513
DLF Ltd.	11,231	55,965
Dr Reddy’s Laboratories Ltd.	2,011	113,790
Eicher Motors Ltd.	2,371	76,460
GAIL India Ltd.	27,129	55,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Godrej Consumer Products Ltd. *	5,991	$ 58,822
Godrej Properties Ltd. *	2,264	49,595
Grasim Industries Ltd.	4,471	97,681
Havells India Ltd.	4,219	63,867
HCL Technologies Ltd.	18,840	287,929
HDFC Asset Management Co. Ltd. ~	894	25,159
HDFC Life Insurance Co. Ltd. ~	15,748	111,419
Hero MotoCorp Ltd.	2,099	63,131
Hindalco Industries Ltd.	27,182	202,795
Hindustan Petroleum Corp. Ltd.	11,088	39,256
Hindustan Unilever Ltd.	14,097	379,269
Housing Development Finance Corp. Ltd.	29,699	928,630
ICICI Bank Ltd.	88,892	847,850
ICICI Lombard General Insurance Co. Ltd. ~	3,803	66,340
ICICI Prudential Life Insurance Co. Ltd. ~	6,259	41,143
Indian Oil Corp. Ltd.	32,784	51,159
Indian Railway Catering & Tourism Corp. Ltd.	4,164	42,179
Indraprastha Gas Ltd.	5,089	24,970
Indus Towers Ltd. *	11,720	34,165
Info Edge India Ltd.	1,332	78,806
Infosys Ltd.	58,269	1,459,209
InterGlobe Aviation Ltd. * ~	1,743	46,055
ITC Ltd.	52,895	174,059
JSW Steel Ltd.	14,561	139,877
Jubilant Foodworks Ltd.	1,373	47,446
Kotak Mahindra Bank Ltd.	9,604	220,572
Larsen & Toubro Infotech Ltd. ~	925	74,583
Larsen & Toubro Ltd.	12,018	278,706
Lupin Ltd.	3,903	38,358
Mahindra & Mahindra Ltd.	15,141	160,123
Marico Ltd.	9,029	59,856
Maruti Suzuki India Ltd.	2,359	234,100
Mindtree Ltd.	1,160	65,266
Motherson Sumi Systems Ltd.	21,780	39,878
Mphasis Ltd.	1,480	65,479
MRF Ltd.	30	25,647
Muthoot Finance Ltd.	2,066	36,124
Nestle India Ltd.	583	133,275
NTPC Ltd.	82,237	145,846
Oil & Natural Gas Corp. Ltd.	43,674	93,919
Page Industries Ltd.	98	55,635
Petronet LNG Ltd.	12,811	32,641
PI Industries Ltd.	1,454	53,846
Pidilite Industries Ltd.	2,639	85,237
Piramal Enterprises Ltd.	2,152	61,704
Power Grid Corp. of India Ltd.	54,685	155,903
Reliance Industries Ltd.	49,398	1,708,557
SBI Cards & Payment Services Ltd.	4,089	45,688
SBI Life Insurance Co. Ltd. ~	7,846	115,596
Shree Cement Ltd.	178	56,148
Shriram Transport Finance Co. Ltd.	3,530	52,418
Siemens Ltd.	1,230	38,239
SRF Ltd.	2,585	90,695
State Bank of India	31,028	200,467
Sun Pharmaceutical Industries Ltd.	14,561	175,258
Tata Consultancy Services Ltd.	15,985	785,589
Tata Consumer Products Ltd.	10,361	105,860
Tata Motors Ltd. *	28,862	163,124
Tata Power Co. Ltd.	25,330	79,170
Tata Steel Ltd.	12,478	213,467
Tech Mahindra Ltd.	10,964	215,716
Titan Co. Ltd.	6,193	206,310
Torrent Pharmaceuticals Ltd.	881	32,338
Trent Ltd.	3,169	53,038
UltraTech Cement Ltd.	1,725	149,505
United Spirits Ltd. *	4,968	57,921
UPL Ltd.	8,592	86,832
Vedanta Ltd.	19,264	101,733
Wipro Ltd.	23,803	185,011
Yes Bank Ltd. *	192,131	31,028
Zomato Ltd. *	28,355	30,523

		16,468,945

	Shares	Value
Indonesia - 1.7%
Aneka Tambang Tbk	142,500	$24,133
P.T. Adaro Energy Indonesia Tbk	249,100	46,655
P.T. Astra International Tbk	349,300	159,906
P.T. Bank Central Asia Tbk	954,100	529,779
P.T. Bank Jago Tbk *	71,600	72,961
P.T. Bank Mandiri Persero Tbk	316,900	173,808
P.T. Bank Negara Indonesia Persero Tbk	126,200	72,103
P.T. Bank Rakyat Indonesia Persero Tbk	1,168,597	377,439
P.T. Barito Pacific Tbk	478,800	30,100
P.T. Charoen Pokphand Indonesia Tbk	123,200	48,465
P.T. Gudang Garam Tbk	8,700	19,124
P.T. Indah Kiat Pulp & Paper Tbk	47,300	25,972
P.T. Indocement Tunggal Prakarsa Tbk	22,000	16,447
P.T. Indofood CBP Sukses Makmur Tbk	38,200	19,519
P.T. Indofood Sukses Makmur Tbk	71,100	29,425
P.T. Kalbe Farma Tbk	348,900	39,111
P.T. Merdeka Copper Gold Tbk *	196,800	61,825
P.T. Sarana Menara Nusantara Tbk	369,300	27,513
P.T. Semen Indonesia Persero Tbk	45,800	21,137
P.T. Telkom Indonesia Persero Tbk	853,200	271,447
P.T. Tower Bersama Infrastructure Tbk	133,900	26,699
P.T. Unilever Indonesia Tbk	129,700	32,984
P.T. United Tractors Tbk	28,400	50,410

		2,176,962

Kuwait - 0.8%
Agility Public Warehousing Co. KSC	20,921	75,682
Boubyan Bank KSCP *	19,541	60,440
Kuwait Finance House KSCP	81,117	285,626
Mabanee Co. KPSC	10,636	32,153
Mobile Telecommunications Co. KSCP	38,599	79,741
National Bank of Kuwait SAKP	125,070	451,933

		985,575

Luxembourg - 0.0%
Reinet Investments SCA	2,318	51,993

Malaysia - 1.5%
AMMB Holdings Bhd *	30,400	26,791
Axiata Group Bhd	47,500	42,815
CIMB Group Holdings Bhd	114,884	145,531
Dialog Group Bhd	68,400	44,471
DiGi.Com Bhd	54,200	50,188
Fraser & Neave Holdings Bhd	2,000	9,989
Genting Bhd	34,900	38,748
Genting Malaysia Bhd	49,600	35,004
HAP Seng Consolidated Bhd	9,800	17,434
Hartalega Holdings Bhd	29,500	34,027
Hong Leong Bank Bhd	10,900	52,271
Hong Leong Financial Group Bhd	3,800	17,713
IHH Healthcare Bhd	31,800	46,744
Inari Amertron Bhd	51,100	36,966
IOI Corp. Bhd	44,200	43,230
Kuala Lumpur Kepong Bhd	7,600	45,548
Malayan Banking Bhd	81,738	173,711
Malaysia Airports Holdings Bhd *	19,700	32,562
Maxis Bhd	40,700	37,961
MISC Bhd	20,200	35,267
Nestle Malaysia Bhd	1,200	38,128
Petronas Chemicals Group Bhd	41,500	94,750
Petronas Dagangan Bhd	5,000	24,282
Petronas Gas Bhd	14,400	56,998
PPB Group Bhd	11,000	44,735
Press Metal Aluminium Holdings Bhd	56,100	82,721
Public Bank Bhd	250,500	277,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
QL Resources Bhd	18,800	$ 22,445
RHB Bank Bhd	32,291	45,772
Sime Darby Bhd	46,500	26,485
Sime Darby Plantation Bhd	30,202	35,622
Telekom Malaysia Bhd	20,300	23,608
Tenaga Nasional Bhd	40,200	86,046
Top Glove Corp. Bhd	92,000	42,009
Westports Holdings Bhd	18,800	17,884

		1,886,331

Mexico - 2.3%
Alfa SAB de CV Class A	51,000	38,744
America Movil SAB de CV Series L	531,300	564,156
Arca Continental SAB de CV	7,200	48,959
Becle SAB de CV	8,300	20,427
Cemex SAB de CV *	259,700	139,577
Coca-Cola Femsa SAB de CV	8,540	47,028
Fibra Uno Administracion SA de CV REIT	55,300	64,781
Fomento Economico Mexicano SAB de CV	33,300	276,847
Gruma SAB de CV Class B	3,645	45,842
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,500	105,428
Grupo Aeroportuario del Sureste SAB de CV Class B	3,710	82,804
Grupo Bimbo SAB de CV Class A	27,600	83,341
Grupo Carso SAB de CV Series A1	7,800	29,180
Grupo Financiero Banorte SAB de CV Class O	44,900	337,597
Grupo Financiero Inbursa SAB de CV Class O *	38,500	80,658
Grupo Mexico SAB de CV Class B	53,900	322,479
Grupo Televisa SAB	42,400	99,679
Industrias Penoles SAB de CV	2,400	30,322
Kimberly-Clark de Mexico SAB de CV Class A	26,300	36,997
Megacable Holdings SAB de CV	5,300	15,969
Operadora de Sites Mexicanos SA de CV Class A-1 *	22,200	28,261
Orbia Advance Corp. SAB de CV	18,000	47,520
Promotora y Operadora de Infraestructura SAB de CV	4,155	32,918
Wal-Mart de Mexico SAB de CV	89,900	370,268

		2,949,782

Peru - 0.3%
Cia de Minas Buenaventura SAA ADR *	3,716	37,420
Credicorp Ltd.	1,168	200,744
Southern Copper Corp.	1,476	112,029

		350,193

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	34,140	39,257
AC Energy Corp.	124,300	20,899
Ayala Corp.	4,760	75,644
Ayala Land, Inc.	141,700	95,675
Bank of the Philippine Islands	30,050	57,841
BDO Unibank, Inc.	33,680	86,033
Globe Telecom, Inc.	480	23,558
GT Capital Holdings, Inc.	1,610	17,121
International Container Terminal Services, Inc.	18,010	78,021
JG Summit Holdings, Inc.	51,670	61,194
Jollibee Foods Corp.	7,430	32,263
Manila Electric Co.	3,830	27,610
Metro Pacific Investments Corp.	196,000	14,348
Metropolitan Bank & Trust Co.	30,500	33,517
Monde Nissin Corp. * ~	81,100	21,472
PLDT, Inc.	1,305	46,657
SM Investments Corp.	4,130	72,551
SM Prime Holdings, Inc.	176,600	128,750
Universal Robina Corp.	14,920	34,887

		967,298

	Shares	Value
Poland - 0.7%
Allegro.eu SA * ~	6,315	$52,894
Bank Polska Kasa Opieki SA	3,169	84,707
CD Projekt SA	1,245	51,105
Cyfrowy Polsat SA	4,334	28,534
Dino Polska SA * ~	827	66,745
KGHM Polska Miedz SA	2,399	97,428
LPP SA	19	51,411
mBank SA *	267	22,267
Orange Polska SA *	10,897	20,408
PGE Polska Grupa Energetyczna SA *	14,402	31,020
Polski Koncern Naftowy ORLEN SA	5,139	92,222
Polskie Gornictwo Naftowe i Gazownictwo SA	30,196	44,390
Powszechna Kasa Oszczednosci Bank Polski SA *	15,068	141,980
Powszechny Zaklad Ubezpieczen SA	10,344	82,806
Santander Bank Polska SA	611	44,181

		912,098

Qatar - 0.9%
Barwa Real Estate Co.	33,513	32,104
Commercial Bank PSQC	33,330	68,367
Industries Qatar QSC	25,952	135,268
Masraf Al Rayan QSC	75,656	107,405
Mesaieed Petrochemical Holding Co.	74,942	59,884
Ooredoo QPSC	12,398	24,212
Qatar Electricity & Water Co. QSC	7,603	38,121
Qatar Fuel QSC	8,021	39,375
Qatar Gas Transport Co. Ltd.	41,848	41,138
Qatar International Islamic Bank QSC	11,248	34,172
Qatar Islamic Bank SAQ	19,557	128,026
Qatar National Bank QPSC	77,948	492,603

		1,200,675

Romania - 0.0%
NEPI Rockcastle PLC	7,039	46,882

Russia - 0.0%
Alrosa PJSC Ω ±	104,260	-
Gazprom PJSC Ω ±	58,020	-
Gazprom PJSC ADR (OTC) Ω ±	8,195	-
Gazprom PJSC ADR (SEAQ) Ω ±	194,171	-
Inter RAO UES PJSC Ω ±	1,499,500	-
LUKOIL PJSC Ω ±	2,583	-
LUKOIL PJSC ADR (SEAQ) Ω ±	13,502	-
Magnit PJSC GDR ~ Ω ±	3,308	-
Magnit PJSC GDR (LI) ~ Ω ±	10,327	-
MMC Norilsk Nickel PJSC Ω ±	298	-
MMC Norilsk Nickel PJSC ADR Ω ±	21,092	-
Mobile TeleSystems PJSC ADR Ω ±	17,555	-
Moscow Exchange MICEX-RTS PJSC Ω ±	58,150	-
Novatek PJSC GDR (LI) ~ Ω ±	3,551	-
Novolipetsk Steel PJSC Ω ±	4,620	-
Novolipetsk Steel PJSC GDR Ω ±	5,477	-
Ozon Holdings PLC ADR * Ω ±	1,985	-
PhosAgro PJSC GDR ~ Ω ±	5,349	-
Polyus PJSC Ω ±	241	-
Polyus PJSC ADR Ω ±	2,028	-
Polyus PJSC GDR ~ Ω ±	262	-
Rosneft Oil Co. PJSC Ω ±	3,660	-
Rosneft Oil Co. PJSC GDR ~ Ω ±	41,896	-
Sberbank of Russia PJSC Ω ±	41,510	-
Sberbank of Russia PJSC ADR (OTC) Ω ±	2,527	-
Sberbank of Russia PJSC ADR (SEAQ) Ω ±	92,176	-
Severstal PAO Ω ±	812	-
Severstal PAO GDR ~ Ω ±	7,476	-
Surgutneftegas PJSC ADR (LI) Ω ±	49,470	-
Tatneft PJSC Ω ±	9,037	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Tatneft PJSC ADR Ω ±	7,942	$ -
TCS Group Holding PLC GDR * ~ Ω ±	4,555	-
United Co. RUSAL International PJSC * Ω ±	114,970	-
VK Co. Ltd. GDR * Ω ±	4,153	-
VTB Bank PJSC Ω ±	21,000,000	-
VTB Bank PJSC GDR ~ Ω ±	57,906	-
X5 Retail Group NV GDR ~ Ω ±	4,746	-
Yandex NV Class A * Ω ±	11,538	-

		-

Saudi Arabia - 4.2%
Abdullah Al Othaim Markets Co.	653	20,365
Advanced Petrochemical Co.	1,920	35,934
Al Rajhi Bank	21,225	905,963
Alinma Bank	17,021	175,524
Almarai Co. JSC	4,372	59,485
Arab National Bank	10,391	76,621
Bank Al-Jazira	6,987	48,781
Bank AlBilad *	6,386	104,963
Banque Saudi Fransi	10,242	146,004
Bupa Arabia for Cooperative Insurance Co.	1,051	50,148
Co for Cooperative Insurance	1,098	20,977
Dar Al Arkan Real Estate Development Co. *	9,586	27,779
Dr Sulaiman Al Habib Medical Services Group Co.	950	48,027
Emaar Economic City *	7,194	22,291
Etihad Etisalat Co.	6,541	72,358
Jarir Marketing Co.	972	50,929
Mobile Telecommunications Co. Saudi Arabia *	7,389	26,112
Mouwasat Medical Services Co.	866	48,938
National Industrialization Co. *	5,697	34,777
National Petrochemical Co.	2,089	25,740
Rabigh Refining & Petrochemical Co. *	3,825	28,567
Riyad Bank	23,435	233,848
SABIC Agri-Nutrients Co.	3,717	179,348
Sahara International Petrochemical Co.	6,273	89,116
Saudi Arabian Mining Co. *	7,478	265,499
Saudi Arabian Oil Co. ~	38,143	437,526
Saudi Basic Industries Corp.	15,598	542,136
Saudi British Bank	14,257	150,594
Saudi Electricity Co.	14,540	102,188
Saudi Industrial Investment Group	3,803	35,318
Saudi Kayan Petrochemical Co. *	12,798	76,499
Saudi National Bank	38,006	715,119
Saudi Research & Media Group *	648	43,266
Saudi Telecom Co.	10,390	297,291
Savola Group	4,541	43,995
Yanbu National Petrochemical Co.	4,369	77,554

		5,319,580

Singapore - 0.0%
BOC Aviation Ltd. ~	3,800	29,850

South Africa - 3.8%
Absa Group Ltd.	12,590	163,246
African Rainbow Minerals Ltd.	2,036	39,870
Anglo American Platinum Ltd.	924	126,879
Aspen Pharmacare Holdings Ltd.	6,858	93,222
Bid Corp. Ltd.	5,713	124,335
Bidvest Group Ltd.	5,102	78,106
Capitec Bank Holdings Ltd.	1,412	224,875
Clicks Group Ltd.	4,112	86,968
Discovery Ltd. *	7,654	95,343
Exxaro Resources Ltd.	4,331	65,484
FirstRand Ltd.	88,000	464,478
Gold Fields Ltd.	15,391	238,339
Growthpoint Properties Ltd. REIT	60,293	60,737
Harmony Gold Mining Co. Ltd.	9,624	48,266

	Shares	Value
Impala Platinum Holdings Ltd.	14,176	$ 218,201
Kumba Iron Ore Ltd.	1,125	49,973
Mr Price Group Ltd.	4,410	65,113
MTN Group Ltd.	29,443	380,967
MultiChoice Group	6,801	61,310
Naspers Ltd. Class N	3,797	428,842
Nedbank Group Ltd.	8,057	127,984
Northam Platinum Holdings Ltd. *	5,858	87,426
Old Mutual Ltd.	83,092	78,189
Pepkor Holdings Ltd. ~	22,431	35,613
Rand Merchant Investment Holdings Ltd.	13,792	49,260
Remgro Ltd.	9,515	97,556
Sanlam Ltd.	33,225	163,567
Sasol Ltd. *	9,833	237,723
Shoprite Holdings Ltd.	8,579	138,470
Sibanye Stillwater Ltd.	46,257	185,998
SPAR Group Ltd.	3,167	36,782
Standard Bank Group Ltd.	23,355	290,161
Tiger Brands Ltd.	3,090	34,236
Vodacom Group Ltd.	11,443	125,295
Woolworths Holdings Ltd.	17,587	69,286

		4,872,100

South Korea - 11.7%
Alteogen, Inc. *	468	21,616
Amorepacific Corp.	543	71,181
AMOREPACIFIC Group	408	14,689
BGF retail Co. Ltd.	127	18,242
Celltrion Healthcare Co. Ltd.	1,511	80,488
Celltrion Pharm, Inc. *	294	23,604
Celltrion, Inc.	1,703	239,745
Cheil Worldwide, Inc.	1,242	24,027
CJ CheilJedang Corp.	145	43,957
CJ Corp.	249	17,224
CJ ENM Co. Ltd.	194	20,883
CJ Logistics Corp. *	167	17,744
Coway Co. Ltd.	964	54,337
DB Insurance Co. Ltd.	805	46,353
Doosan Bobcat, Inc.	906	28,793
Doosan Heavy Industries & Construction Co. Ltd. *	6,059	100,853
E-MART, Inc.	311	35,918
Ecopro BM Co. Ltd.	190	61,402
F&F Co. Ltd.	62	37,816
Green Cross Corp.	98	16,260
GS Engineering & Construction Corp.	1,114	42,304
GS Holdings Corp.	800	28,892
Hana Financial Group, Inc.	5,209	207,178
Hankook Tire & Technology Co. Ltd.	1,271	35,092
Hanmi Pharm Co. Ltd.	118	26,583
Hanon Systems	3,175	30,723
Hanwha Solutions Corp. *	2,183	64,331
HLB, Inc. *	1,661	41,681
HMM Co. Ltd.	4,614	109,913
Hotel Shilla Co. Ltd.	519	34,524
HYBE Co. Ltd. *	291	73,543
Hyundai Engineering & Construction Co. Ltd.	1,363	53,360
Hyundai Glovis Co. Ltd.	315	49,669
Hyundai Heavy Industries Holdings Co. Ltd.	814	35,910
Hyundai Mobis Co. Ltd.	1,142	201,278
Hyundai Motor Co.	2,441	360,147
Hyundai Steel Co.	1,511	51,315
Iljin Materials Co. Ltd.	400	31,524
Industrial Bank of Korea	4,564	40,558
Kakao Corp.	5,399	469,273
Kakao Games Corp. *	540	34,427
KakaoBank Corp. *	1,643	69,393
Kangwon Land, Inc. *	1,622	36,995
KB Financial Group, Inc.	6,845	343,029
Kia Corp.	4,572	276,918
Korea Aerospace Industries Ltd.	1,252	43,441

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Korea Electric Power Corp. *	4,538	$ 84,548
Korea Investment Holdings Co. Ltd.	723	46,448
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	678	49,318
Korea Zinc Co. Ltd.	146	70,277
Korean Air Lines Co. Ltd. *	3,152	77,927
Krafton, Inc. *	390	87,862
KT&G Corp.	2,079	138,316
Kumho Petrochemical Co. Ltd.	316	40,048
L&F Co. Ltd. *	393	72,321
LG Chem Ltd.	792	346,077
LG Corp.	1,490	93,569
LG Display Co. Ltd.	4,077	68,727
LG Electronics, Inc.	1,844	181,382
LG Energy Solution *	364	132,740
LG Household & Health Care Ltd.	159	112,160
LG Innotek Co. Ltd.	247	77,988
LG Uplus Corp.	3,684	42,383
Lotte Chemical Corp.	298	51,146
Lotte Shopping Co. Ltd.	182	14,293
Meritz Financial Group, Inc.	601	20,117
Meritz Fire & Marine Insurance Co. Ltd.	761	29,618
Meritz Securities Co. Ltd.	5,538	29,765
Mirae Asset Securities Co. Ltd.	4,993	35,051
NAVER Corp.	2,132	592,545
NCSoft Corp.	288	110,450
Netmarble Corp. ~	389	35,549
NH Investment & Securities Co. Ltd.	2,677	25,031
Orion Corp.	406	29,563
Pan Ocean Co. Ltd.	4,201	24,067
Pearl Abyss Corp. *	539	43,825
POSCO Chemical Co. Ltd.	526	51,713
POSCO Holdings, Inc.	1,282	307,518
S-1 Corp.	274	16,073
S-Oil Corp.	789	62,603
Samsung Biologics Co. Ltd. * ~	306	207,920
Samsung C&T Corp.	1,453	135,667
Samsung Electro-Mechanics Co. Ltd.	971	130,740
Samsung Electronics Co. Ltd.	82,703	4,732,511
Samsung Engineering Co. Ltd. *	2,734	58,680
Samsung Fire & Marine Insurance Co. Ltd.	536	96,525
Samsung Heavy Industries Co. Ltd. *	11,510	53,595
Samsung Life Insurance Co. Ltd.	1,225	66,338
Samsung SDI Co. Ltd.	953	463,815
Samsung SDS Co. Ltd.	611	69,318
Samsung Securities Co. Ltd.	1,091	37,465
SD Biosensor, Inc.	622	28,635
Seegene, Inc.	629	26,358
Shinhan Financial Group Co. Ltd.	7,601	258,196
SK Biopharmaceuticals Co. Ltd. *	473	34,838
SK Bioscience Co. Ltd. *	397	50,929
SK Chemicals Co. Ltd.	207	23,030
SK Hynix, Inc.	9,477	911,679
SK IE Technology Co. Ltd. * ~	433	44,611
SK Innovation Co. Ltd. *	879	154,200
SK Square Co. Ltd. *	1,734	80,653
SK Telecom Co. Ltd.	452	21,135
SK, Inc.	727	144,068
SKC Co. Ltd.	363	45,643
Woori Financial Group, Inc.	8,863	111,086
Yuhan Corp.	885	42,461

		14,998,247

Taiwan - 15.5%
Accton Technology Corp.	9,000	69,201
Acer, Inc.	50,000	51,826
Advantech Co. Ltd.	7,000	89,695
ASE Technology Holding Co. Ltd.	59,000	210,244
Asia Cement Corp.	37,000	62,478
Asustek Computer, Inc.	12,000	155,684
AU Optronics Corp.	142,000	96,852

	Shares	Value
Catcher Technology Co. Ltd.	12,000	$ 60,202
Cathay Financial Holding Co. Ltd.	138,000	308,035
Chailease Holding Co. Ltd.	23,100	202,618
Chang Hwa Commercial Bank Ltd.	72,610	48,392
Cheng Shin Rubber Industry Co. Ltd.	30,000	36,933
China Development Financial Holding Corp.	268,214	178,018
China Steel Corp.	204,000	275,041
Chunghwa Telecom Co. Ltd.	66,000	292,306
Compal Electronics, Inc.	72,000	67,070
CTBC Financial Holding Co. Ltd.	321,000	327,133
Delta Electronics, Inc.	34,000	315,239
E Ink Holdings, Inc.	15,000	95,382
E.Sun Financial Holding Co. Ltd.	207,994	238,632
Eclat Textile Co. Ltd.	3,000	49,664
eMemory Technology, Inc.	1,000	63,546
Evergreen Marine Corp. Taiwan Ltd.	44,000	204,519
Far Eastern New Century Corp.	51,000	53,895
Far EasTone Telecommunications Co. Ltd.	28,000	71,743
Feng TAY Enterprise Co. Ltd.	8,000	53,199
First Financial Holding Co. Ltd.	179,700	177,705
Formosa Chemicals & Fibre Corp.	61,000	167,425
Formosa Petrochemical Corp.	20,000	65,642
Formosa Plastics Corp.	66,000	244,105
Foxconn Technology Co. Ltd.	16,000	34,837
Fubon Financial Holding Co. Ltd.	131,734	349,782
Giant Manufacturing Co. Ltd.	5,000	45,259
Globalwafers Co. Ltd.	4,000	93,100
Hiwin Technologies Corp.	4,270	35,441
Hon Hai Precision Industry Co. Ltd.	216,000	793,115
Hotai Motor Co. Ltd.	5,000	103,654
Hua Nan Financial Holdings Co. Ltd.	148,735	125,814
Innolux Corp.	165,000	95,562
Inventec Corp.	46,000	39,431
Largan Precision Co. Ltd.	2,000	130,739
Lite-On Technology Corp.	36,000	85,060
MediaTek, Inc.	26,000	809,133
Mega Financial Holding Co. Ltd.	188,000	280,722
Micro-Star International Co. Ltd.	12,000	53,876
momo.com, Inc.	1,000	32,504
Nan Ya Plastics Corp.	90,000	291,341
Nan Ya Printed Circuit Board Corp.	4,000	71,801
Nanya Technology Corp.	22,000	52,481
Nien Made Enterprise Co. Ltd.	3,000	34,927
Novatek Microelectronics Corp.	10,000	147,037
Oneness Biotech Co. Ltd. *	4,000	29,838
Pegatron Corp.	34,000	85,614
Pou Chen Corp.	42,000	45,980
President Chain Store Corp.	9,000	82,548
Quanta Computer, Inc.	47,000	143,935
Realtek Semiconductor Corp.	8,000	118,838
Ruentex Development Co. Ltd.	21,000	57,567
Shanghai Commercial & Savings Bank Ltd.	62,000	108,051
Shin Kong Financial Holding Co. Ltd.	208,344	77,982
SinoPac Financial Holdings Co. Ltd.	177,000	113,201
Synnex Technology International Corp.	24,000	62,646
Taishin Financial Holding Co. Ltd.	178,171	126,747
Taiwan Cement Corp.	88,000	152,635
Taiwan Cooperative Financial Holding Co. Ltd.	165,560	169,924
Taiwan High Speed Rail Corp.	36,000	36,167
Taiwan Mobile Co. Ltd.	30,000	109,780
Taiwan Semiconductor Manufacturing Co. Ltd.	426,000	8,738,757
Uni-President Enterprises Corp.	84,000	191,702
Unimicron Technology Corp.	21,000	178,992
United Microelectronics Corp.	207,000	380,140
Vanguard International Semiconductor Corp.	16,000	68,896
Voltronic Power Technology Corp.	1,000	50,466
Wan Hai Lines Ltd.	10,000	54,764
Win Semiconductors Corp.	6,000	55,216
Winbond Electronics Corp.	54,000	57,839
Wiwynn Corp.	1,000	35,276
WPG Holdings Ltd.	28,000	54,548
Yageo Corp.	8,000	119,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Yang Ming Marine Transport Corp. *	30,000	$ 128,614
Yuanta Financial Holding Co. Ltd.	172,000	157,575
Zhen Ding Technology Holding Ltd.	12,000	44,681

		19,876,376

Tanzania - 0.1%
AngloGold Ashanti Ltd.	7,237	171,720

Thailand - 1.8%
Advanced Info Service PCL	4,100	28,731
Advanced Info Service PCL ADR	813	5,480
Advanced Info Service PCL NVDR	15,400	107,605
Airports of Thailand PCL *	37,900	75,159
Airports of Thailand PCL ADR *	30	584
Airports of Thailand PCL NVDR *	32,200	63,855
Asset World Corp. PCL NVDR *	144,600	22,069
B Grimm Power PCL	5,900	6,231
B Grimm Power PCL NVDR	3,200	3,380
Bangkok Commercial Asset Management PCL NVDR	31,800	19,626
Bangkok Dusit Medical Services PCL NVDR	172,600	129,437
Bangkok Expressway & Metro PCL	22,200	5,791
Bangkok Expressway & Metro PCL NVDR	111,900	29,189
Berli Jucker PCL	700	757
Berli Jucker PCL NVDR	19,600	21,195
BTS Group Holdings PCL NVDR	141,400	39,008
Bumrungrad Hospital PCL NVDR	8,600	40,350
Carabao Group PCL NVDR	5,500	17,792
Central Pattana PCL NVDR	36,500	64,464
Central Retail Corp. PCL NVDR	32,700	38,915
Charoen Pokphand Foods PCL NVDR	69,900	50,583
CP ALL PCL	6,800	13,242
CP ALL PCL NVDR	90,300	175,924
Delta Electronics Thailand PCL	1,900	21,990
Delta Electronics Thailand PCL NVDR	3,800	43,980
Electricity Generating PCL	1,600	8,157
Electricity Generating PCL NVDR	1,200	6,117
Energy Absolute PCL	4,800	14,147
Energy Absolute PCL NVDR	21,100	61,928
Global Power Synergy PCL Class F	1,500	3,245
Global Power Synergy PCL NVDR	11,200	24,227
Gulf Energy Development PCL NVDR	52,900	81,138
Home Product Center PCL	57,400	27,276
Home Product Center PCL NVDR	44,200	21,044
Indorama Ventures PCL NVDR	30,400	42,325
Intouch Holdings PCL NVDR	20,200	47,145
Krung Thai Bank PCL	3,900	1,610
Krung Thai Bank PCL NVDR	50,400	20,808
Krungthai Card PCL NVDR	16,200	29,811
Land & Houses PCL	2,800	799
Land & Houses PCL NVDR	147,700	42,136
Minor International PCL NVDR *	56,490	56,569
Muangthai Capital PCL	7,000	11,007
Muangthai Capital PCL NVDR	4,000	6,290
Osotspa PCL NVDR	21,700	24,377
PTT Exploration & Production PCL NVDR	24,700	106,423
PTT Global Chemical PCL	13,800	20,981
PTT Global Chemical PCL NVDR	25,700	39,073
PTT Oil & Retail Business PCL NVDR	54,000	40,447
PTT PCL	82,800	95,421
PTT PCL NVDR	94,600	109,020
Ratch Group PCL NVDR	7,200	9,528
SCG Packaging PCL NVDR	23,200	42,058
Siam Cement PCL	5,400	62,017
Siam Cement PCL NVDR	8,500	97,620
Siam Commercial Bank PCL	7,500	25,489
Siam Commercial Bank PCL NVDR	4,500	15,345
Sri Trang Gloves Thailand PCL NVDR	17,900	13,593
Srisawad Corp. PCL NVDR	13,600	23,193
Thai Oil PCL	5,400	8,356

	Shares	Value
Thai Oil PCL NVDR	15,100	$ 23,367
Thai Union Group PCL Class F	29,100	16,509
Thai Union Group PCL NVDR	22,000	12,481
True Corp. PCL	2,800	429
True Corp. PCL NVDR	203,600	31,444

		2,348,287

Turkey - 0.3%
Akbank T.A.S.	53,781	26,504
Aselsan Elektronik Sanayi Ve Ticaret AS	11,743	19,321
BIM Birlesik Magazalar AS	7,423	42,828
Eregli Demir ve Celik Fabrikalari TAS	24,474	53,653
Ford Otomotiv Sanayi AS	1,271	25,876
KOC Holding AS	13,764	37,206
Turkcell Iletisim Hizmetleri AS	21,285	32,700
Turkiye Garanti Bankasi AS	39,190	32,588
Turkiye Is Bankasi AS Class C	28,418	17,086
Turkiye Petrol Rafinerileri AS *	2,173	31,754
Turkiye Sise ve Cam Fabrikalari AS	24,858	25,770

		345,286

United Arab Emirates - 1.4%
Abu Dhabi Commercial Bank PJSC	48,243	137,474
Abu Dhabi Islamic Bank PJSC	25,478	60,531
Abu Dhabi National Oil Co. for Distribution PJSC	38,926	44,448
Aldar Properties PJSC	68,174	91,262
Dubai Islamic Bank PJSC	49,275	82,519
Emaar Properties PJSC	70,388	114,334
Emirates NBD Bank PJSC	43,672	177,707
Emirates Telecommunications Group Co. PJSC	60,213	606,358
First Abu Dhabi Bank PJSC	76,469	491,327

		1,805,960

United States - 0.2%
JBS SA	12,400	96,964
Legend Biotech Corp. ADR *	792	28,781
Parade Technologies Ltd.	1,000	62,497

		188,242

Total Common Stocks (Cost $139,482,556)		122,464,083

	Principal Amount
SHORT-TERM INVESTMENT - 0.1%
U.S. Treasury Bills - 0.1%
1.244% due 01/26/23 ‡	$100,000	98,875

Total Short-Term Investment (Cost $98,988)		98,875

TOTAL INVESTMENTS - 98.1% (Cost $142,445,068)		125,618,277

DERIVATIVES - (0.1%)		(30,687)

OTHER ASSETS & LIABILITIES, NET - 2.0%		2,506,184

NET ASSETS - 100.0%		$128,093,774

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	06/22	56	$3,182,087	$3,151,400	($30,687)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$6,515	$-	$6,515	$-
	Warrants	334	334	-	-
	Preferred Stocks
	Brazil	1,934,994	1,934,994	-	-
	Chile	202,014	-	202,014	-
	Colombia	60,972	60,972	-	-
	South Korea	850,490	-	850,490	-

	Total Preferred Stocks	3,048,470	1,995,966	1,052,504	-

	Common Stocks
	Brazil	5,332,143	5,332,143	-	-
	Chile	444,288	314,151	130,137	-
	China	37,469,447	4,166,371	33,290,884	12,192
	Colombia	240,765	240,765	-	-
	Czech Republic	184,466	19,223	165,243	-
	Egypt	82,723	-	82,723	-
	Greece	294,184	-	294,184	-
	Hong Kong	203,707	13,574	190,133	-
	Hungary	259,978	53,270	206,708	-
	India	16,468,945	136,067	16,332,878	-
	Indonesia	2,176,962	851,429	1,325,533	-
	Kuwait	985,575	32,153	953,422	-
	Luxembourg	51,993	51,993	-	-
	Malaysia	1,886,331	676,696	1,209,635	-
	Mexico	2,949,782	2,949,782	-	-
	Peru	350,193	350,193	-	-
	Philippines	967,298	272,665	694,633	-
	Poland	912,098	-	912,098	-
	Qatar	1,200,675	429,032	771,643	-
	Romania	46,882	-	46,882	-
	Saudi Arabia	5,319,580	142,871	5,176,709	-
	Singapore	29,850	-	29,850	-
	South Africa	4,872,100	1,137,595	3,734,505	-
	South Korea	14,998,247	161,375	14,836,872	-
	Taiwan	19,876,376	-	19,876,376	-
	Tanzania	171,720	-	171,720	-
	Thailand	2,348,287	138,499	2,209,788	-
	Turkey	345,286	248,043	97,243	-
	United Arab Emirates	1,805,960	491,327	1,314,633	-
	United States	188,242	125,745	62,497	-

	Total Common Stocks	122,464,083	18,334,962	104,116,929	12,192

	Short-Term Investment	98,875	-	98,875	-

	Total Assets	125,618,277	20,331,262	105,274,823	12,192

Liabilities
	Derivatives:
	Equity Contracts
	Futures	(30,687)	(30,687)	-	-

	Total Liabilities	(30,687)	(30,687)	-	-

	Total	$125,587,590	$20,300,575	$105,274,823	$12,192

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
France - 0.0%
Electricite de France SA Exp 04/04/22 *	22,562	$8,386

Total Rights (Cost $0)		8,386

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	2,686	208,052
Henkel AG & Co. KGaA	8,425	563,899
Porsche Automobil Holding SE	7,295	701,735
Sartorius AG	1,248	550,797
Volkswagen AG	8,838	1,518,822

		3,543,305

Total Preferred Stocks (Cost $3,984,509)		3,543,305

COMMON STOCKS - 98.1%
Australia - 7.8%
Australia & New Zealand Banking Group Ltd.	134,136	2,748,581
BHP Group Ltd.	241,155	9,295,920
Brambles Ltd.	68,059	502,251
Coles Group Ltd.	63,430	847,770
Commonwealth Bank of Australia	81,251	6,398,709
CSL Ltd.	22,798	4,551,452
Fortescue Metals Group Ltd.	80,460	1,236,818
Glencore PLC	471,674	3,069,043
Goodman Group REIT	79,977	1,359,330
Macquarie Group Ltd.	16,122	2,438,195
National Australia Bank Ltd.	155,759	3,749,879
Newcrest Mining Ltd.	42,250	853,762
Ramsay Health Care Ltd.	8,678	420,280
Rio Tinto Ltd.	17,613	1,574,604
Rio Tinto PLC	53,448	4,272,982
Santos Ltd.	153,070	887,470
Telstra Corp. Ltd.	196,530	580,640
Transurban Group >>	145,870	1,473,863
Wesfarmers Ltd.	53,959	2,024,788
Westpac Banking Corp.	174,643	3,155,200
Woodside Petroleum Ltd.	46,148	1,109,002
Woolworths Group Ltd.	57,676	1,601,363

		54,151,902

Austria - 0.0%
Verbund AG	3,244	342,580

Belgium - 0.7%
Anheuser-Busch InBev SA/NV	41,367	2,473,253
Groupe Bruxelles Lambert SA	5,223	540,457
KBC Group NV	11,911	854,604
UCB SA	6,024	720,452

		4,588,766

Brazil - 0.1%
Wheaton Precious Metals Corp.	21,376	1,016,521

Canada - 11.9%
Agnico Eagle Mines Ltd.	21,877	1,338,712
Alimentation Couche-Tard, Inc.	40,528	1,825,810

	Shares	Value
Bank of Montreal	30,818	$3,626,474
Bank of Nova Scotia	57,878	4,148,197
Barrick Gold Corp.	13,874	345,356
Barrick Gold Corp. (TSE)	70,773	1,735,712
BCE, Inc.	3,474	192,575
Brookfield Asset Management, Inc. Class A	67,216	3,800,205
Canadian Imperial Bank of Commerce	21,441	2,602,625
Canadian National Railway Co.	33,686	4,518,771
Canadian Natural Resources Ltd. (TSE)	56,048	3,470,524
Canadian Pacific Railway Ltd.	44,261	3,653,042
Cenovus Energy, Inc.	62,460	1,041,208
CGI, Inc. *	10,418	829,923
Constellation Software, Inc.	959	1,639,310
Enbridge, Inc.	96,483	4,441,544
Fairfax Financial Holdings Ltd.	1,190	649,215
Fortis, Inc.	22,520	1,113,796
Franco-Nevada Corp.	9,081	1,445,086
George Weston Ltd.	3,573	439,998
Great-West Lifeco, Inc.	13,286	391,518
Hydro One Ltd. ~	15,666	422,054
Imperial Oil Ltd.	11,592	560,985
Intact Financial Corp.	8,386	1,239,101
Loblaw Cos. Ltd.	7,986	716,610
Magna International, Inc.	13,609	873,702
Manulife Financial Corp.	92,506	1,972,731
National Bank of Canada	16,102	1,234,296
Nutrien Ltd.	27,185	2,809,939
Pembina Pipeline Corp.	26,201	984,411
Power Corp. of Canada	26,661	825,326
Restaurant Brands International, Inc.	13,514	789,555
Rogers Communications, Inc. Class B (TSE)	16,887	955,825
Royal Bank of Canada	67,874	7,472,845
Shaw Communications, Inc. Class B (TSE)	21,577	669,670
Shopify, Inc. Class A *	5,412	3,660,108
Sun Life Financial, Inc.	27,907	1,558,140
Suncor Energy, Inc.	69,396	2,259,263
TC Energy Corp.	46,719	2,635,009
TELUS Corp.	21,506	561,841
Thomson Reuters Corp.	8,111	880,619
Toronto-Dominion Bank	86,800	6,886,927

		83,218,558

China - 0.5%
BOC Hong Kong Holdings Ltd.	176,000	662,250
Budweiser Brewing Co. APAC Ltd. ~	82,000	216,533
Prosus NV	44,442	2,396,660
Wilmar International Ltd.	91,400	316,538

		3,591,981

Denmark - 2.3%
AP Moller - Maersk AS Class A	151	445,811
AP Moller - Maersk AS Class B	274	823,360
Carlsberg AS Class B	4,782	587,045
Coloplast AS Class B	5,658	856,839
DSV AS	9,715	1,861,933
Novo Nordisk AS Class B	80,197	8,895,137
Orsted AS ~	9,010	1,127,794
Vestas Wind Systems AS	48,099	1,410,975

		16,008,894

Finland - 0.9%
Fortum OYJ	21,144	386,450
Kone OYJ Class B	16,185	846,962
Neste OYJ	20,149	918,656
Nokia OYJ (OMXH) *	256,762	1,413,993
Nordea Bank Abp	152,698	1,571,567
Sampo OYJ Class A	23,757	1,160,866

		6,298,494

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
France - 9.5%
Air Liquide SA	22,563	$3,947,256
Airbus SE *	28,077	3,388,007
AXA SA	92,711	2,714,052
BNP Paribas SA	53,574	3,061,466
Capgemini SE	7,638	1,694,894
Cie de Saint-Gobain	24,095	1,433,661
Cie Generale des Etablissements Michelin SCA	8,078	1,094,694
Credit Agricole SA	58,924	704,056
Danone SA	31,114	1,718,829
Dassault Systemes SE	31,665	1,555,657
Electricite de France SA	22,562	211,771
Engie SA	86,979	1,143,513
EssilorLuxottica SA	13,689	2,503,589
Hermes International	1,508	2,134,342
Kering SA	3,572	2,255,101
L’Oreal SA	11,951	4,773,768
LVMH Moet Hennessy Louis Vuitton SE	13,221	9,437,132
Orange SA	95,036	1,125,350
Pernod Ricard SA	9,979	2,192,496
Safran SA	16,278	1,916,498
Sanofi	54,157	5,536,989
Sartorius Stedim Biotech	1,317	539,199
Societe Generale SA	38,615	1,035,165
Thales SA	5,083	636,572
TotalEnergies SE	119,456	6,044,416
Vinci SA	25,644	2,620,114
Worldline SA * ~	11,356	492,852

		65,911,439

Germany - 7.0%
adidas AG	9,069	2,113,312
Allianz SE	19,454	4,645,773
BASF SE	43,735	2,495,541
Bayer AG	46,794	3,200,666
Bayerische Motoren Werke AG	15,827	1,367,730
Beiersdorf AG	4,803	504,574
Continental AG *	5,241	375,707
Daimler Truck Holding AG *	19,594	543,439
Deutsche Bank AG *	98,433	1,239,683
Deutsche Boerse AG	9,050	1,629,097
Deutsche Post AG	47,206	2,254,175
Deutsche Telekom AG	154,382	2,875,229
E.ON SE	106,924	1,242,258
Fresenius Medical Care AG & Co. KGaA	9,771	654,762
Fresenius SE & Co. KGaA	19,947	732,383
Hannover Rueck SE	2,872	487,891
Henkel AG & Co. KGaA	5,011	330,749
Infineon Technologies AG	62,202	2,104,294
Knorr-Bremse AG	3,453	264,696
Mercedes-Benz Group AG	40,762	2,861,064
Merck KGaA	6,156	1,285,585
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,673	1,783,958
SAP SE	49,732	5,511,704
Siemens AG	36,435	5,045,054
Siemens Energy AG *	19,042	433,219
Siemens Healthineers AG ~	13,431	832,329
Volkswagen AG	1,547	382,139
Vonovia SE	35,141	1,637,936

		48,834,947

Hong Kong - 2.3%
AIA Group Ltd.	576,000	6,014,521
CK Asset Holdings Ltd.	95,562	653,207
CK Infrastructure Holdings Ltd.	31,500	210,572
CLP Holdings Ltd.	78,000	758,932
Hang Seng Bank Ltd.	36,400	700,072
Henderson Land Development Co. Ltd.	69,000	286,421

	Shares	Value
Hong Kong & China Gas Co. Ltd.	533,150	$644,002
Hong Kong Exchanges & Clearing Ltd.	57,400	2,690,528
Jardine Matheson Holdings Ltd.	10,300	566,500
Link REIT	99,558	847,859
MTR Corp. Ltd.	73,500	395,817
Sun Hung Kai Properties Ltd.	62,000	737,643
Swire Properties Ltd.	56,800	140,364
Techtronic Industries Co. Ltd.	65,500	1,049,406

		15,695,844

Ireland - 0.5%
CRH PLC	36,793	1,467,494
Flutter Entertainment PLC *	7,940	915,041
Kerry Group PLC Class A	7,580	847,761

		3,230,296

Israel - 0.2%
Check Point Software Technologies Ltd. *	5,061	699,734
Nice Ltd. *	3,006	657,490

		1,357,224

Italy - 1.5%
Assicurazioni Generali SpA	52,721	1,205,843
Enel SpA	387,298	2,585,892
Eni SpA	120,192	1,752,786
Ferrari NV	6,004	1,308,028
Intesa Sanpaolo SpA	786,688	1,800,543
Snam SpA	96,153	554,471
UniCredit SpA	100,728	1,086,627

		10,294,190

Japan - 18.6%
Aeon Co. Ltd.	31,200	665,262
Ajinomoto Co., Inc.	22,200	630,097
Asahi Group Holdings Ltd.	21,700	790,324
Asahi Kasei Corp.	59,700	516,377
Astellas Pharma, Inc.	88,700	1,385,927
Bandai Namco Holdings, Inc.	9,500	720,380
Bridgestone Corp.	27,200	1,055,789
Canon, Inc.	47,600	1,160,202
Central Japan Railway Co.	6,900	899,714
Chugai Pharmaceutical Co. Ltd.	32,000	1,067,789
Dai-ichi Life Holdings, Inc.	47,900	973,366
Daiichi Sankyo Co. Ltd.	83,500	1,823,388
Daikin Industries Ltd.	11,900	2,161,086
Daiwa House Industry Co. Ltd.	27,000	703,854
Denso Corp.	20,600	1,314,282
East Japan Railway Co.	14,400	833,436
Eisai Co. Ltd.	11,300	523,513
ENEOS Holdings, Inc.	146,100	546,227
FANUC Corp.	9,100	1,597,139
Fast Retailing Co. Ltd.	2,800	1,435,440
FUJIFILM Holdings Corp.	17,200	1,049,887
Fujitsu Ltd.	9,400	1,408,362
Hitachi Ltd.	46,100	2,307,036
Honda Motor Co. Ltd.	77,600	2,199,637
Hoya Corp.	17,600	2,005,658
ITOCHU Corp.	56,600	1,914,549
Japan Post Bank Co. Ltd.	19,700	158,206
Japan Post Holdings Co. Ltd.	116,600	856,339
Japan Tobacco, Inc.	57,100	975,130
Kao Corp.	22,600	922,772
KDDI Corp.	76,800	2,518,012
Keyence Corp.	9,300	4,312,433
Kirin Holdings Co. Ltd.	39,200	585,517
Komatsu Ltd.	41,700	1,001,864
Kubota Corp.	48,900	916,594
Kyocera Corp.	15,300	856,179
Kyowa Kirin Co. Ltd.	12,900	300,104
M3, Inc.	21,000	758,435

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Makita Corp.	10,700	$342,363
Marubeni Corp.	74,500	865,109
Mitsubishi Corp.	60,100	2,255,356
Mitsubishi Electric Corp.	86,900	996,643
Mitsubishi Estate Co. Ltd.	56,300	838,333
Mitsubishi UFJ Financial Group, Inc.	569,400	3,519,540
Mitsui & Co. Ltd.	74,300	2,016,889
Mitsui Fudosan Co. Ltd.	43,700	935,281
Mizuho Financial Group, Inc.	114,900	1,465,591
MS&AD Insurance Group Holdings, Inc.	21,200	688,320
Murata Manufacturing Co. Ltd.	27,400	1,804,914
NEC Corp.	11,700	491,525
Nexon Co. Ltd.	23,500	562,207
Nidec Corp.	21,300	1,682,339
Nintendo Co. Ltd.	5,300	2,675,238
Nippon Paint Holdings Co. Ltd.	39,500	346,073
Nippon Telegraph & Telephone Corp.	56,900	1,653,166
Nissan Motor Co. Ltd. *	110,600	491,432
Nitori Holdings Co. Ltd.	3,800	478,088
Nomura Holdings, Inc.	146,300	615,303
Nomura Research Institute Ltd.	16,000	522,037
NTT Data Corp.	30,100	591,533
Obic Co. Ltd.	3,300	494,263
Olympus Corp.	52,600	996,906
Omron Corp.	8,800	585,627
Oriental Land Co. Ltd.	9,500	1,818,350
ORIX Corp.	58,200	1,160,074
Otsuka Holdings Co. Ltd.	18,600	642,589
Panasonic Corp.	105,200	1,021,711
Rakuten Group, Inc.	41,400	325,517
Recruit Holdings Co. Ltd.	64,600	2,806,677
Renesas Electronics Corp. *	60,000	695,218
Secom Co. Ltd.	10,000	723,419
Sekisui House Ltd.	29,400	568,689
Seven & i Holdings Co. Ltd.	35,900	1,711,612
SG Holdings Co. Ltd.	15,200	286,228
Shimano, Inc.	3,500	801,529
Shin-Etsu Chemical Co. Ltd.	16,900	2,567,671
Shionogi & Co. Ltd.	12,600	774,186
Shiseido Co. Ltd.	19,000	959,661
SMC Corp.	2,700	1,509,284
SoftBank Corp.	136,800	1,595,512
SoftBank Group Corp.	57,400	2,566,333
Sompo Holdings, Inc.	14,900	654,712
Sony Group Corp.	60,100	6,182,826
Subaru Corp.	29,300	465,371
Sumitomo Corp.	53,600	928,280
Sumitomo Mitsui Financial Group, Inc.	62,200	1,964,796
Sumitomo Mitsui Trust Holdings, Inc.	16,100	523,968
Sumitomo Realty & Development Co. Ltd.	14,700	406,827
Suntory Beverage & Food Ltd.	6,600	251,560
Suzuki Motor Corp.	17,500	599,728
Sysmex Corp.	8,000	579,420
Takeda Pharmaceutical Co. Ltd.	75,400	2,148,312
Terumo Corp.	30,700	928,936
Tokio Marine Holdings, Inc.	29,900	1,739,977
Tokyo Electron Ltd.	7,100	3,646,283
Toshiba Corp.	18,600	706,678
Toyota Industries Corp.	7,000	482,814
Toyota Motor Corp.	505,000	9,109,188
Toyota Tsusho Corp.	10,100	414,523
Unicharm Corp.	19,200	689,777
Z Holdings Corp.	127,700	552,059

		129,274,677

Luxembourg - 0.1%
ArcelorMittal SA	30,365	972,716

Macau - 0.1%
Galaxy Entertainment Group Ltd.	104,000	615,407

	Shares	Value
Sands China Ltd. *	115,600	$275,010

		890,417

Netherlands - 5.2%
Adyen NV * ~	945	1,871,755
Akzo Nobel NV	8,923	766,685
ASML Holding NV	19,685	13,153,939
Heineken Holding NV	5,491	429,963
Heineken NV	12,345	1,180,550
ING Groep NV	185,946	1,941,448
Koninklijke Ahold Delhaize NV	49,813	1,602,260
Koninklijke DSM NV	8,323	1,488,932
Koninklijke Philips NV	43,694	1,332,391
Shell PLC	366,677	10,050,136
Universal Music Group NV	34,557	922,468
Wolters Kluwer NV	12,503	1,332,899

		36,073,426

New Zealand - 0.1%
Xero Ltd. *	6,361	482,085

Norway - 0.5%
DNB Bank ASA	44,271	1,000,920
Equinor ASA	46,535	1,737,460
Telenor ASA	33,278	477,524

		3,215,904

Portugal - 0.1%
EDP - Energias de Portugal SA	132,121	650,284

Saudi Arabia - 0.0%
Delivery Hero SE * ~	7,769	338,602

Singapore - 1.1%
DBS Group Holdings Ltd.	86,254	2,260,045
Grab Holdings Ltd. Class A *	51,697	180,939
Oversea-Chinese Banking Corp. Ltd.	161,257	1,462,899
Singapore Telecommunications Ltd.	393,100	763,302
STMicroelectronics NV	32,525	1,413,665
United Overseas Bank Ltd.	56,200	1,314,968

		7,395,818

South Africa - 0.5%
Anglo American PLC	60,850	3,161,907

Spain - 2.2%
Aena SME SA * ~	3,574	595,786
Amadeus IT Group SA *	21,456	1,395,027
Banco Bilbao Vizcaya Argentaria SA	317,602	1,813,484
Banco Santander SA	825,974	2,808,251
CaixaBank SA (SIBE)	211,231	716,470
Cellnex Telecom SA ~	24,269	1,167,931
EDP Renovaveis SA	13,718	352,700
Endesa SA	15,125	329,780
Ferrovial SA	23,102	614,394
Iberdrola SA	277,405	3,032,028
Industria de Diseno Textil SA	51,966	1,133,117
Naturgy Energy Group SA	9,243	276,915
Telefonica SA	250,962	1,216,226

		15,452,109

Sweden - 2.4%
Assa Abloy AB Class B	47,730	1,282,963
Atlas Copco AB Class A	31,899	1,655,747
Atlas Copco AB Class B	18,670	846,676
EQT AB	14,091	549,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Shares	Value
Essity AB Class B	28,988	$684,088
Evolution AB ~	8,196	833,815
H & M Hennes & Mauritz AB Class B	34,796	467,228
Hexagon AB Class B	92,699	1,298,787
Investor AB Class A	24,211	563,360
Investor AB Class B	86,246	1,873,973
Sandvik AB	53,753	1,141,865
Skandinaviska Enskilda Banken AB Class A	77,529	838,154
Svenska Handelsbanken AB Class A	69,495	639,037
Swedbank AB Class A	43,138	644,293
Telefonaktiebolaget LM Ericsson Class B	138,999	1,267,051
Telia Co. AB	126,627	507,738
Volvo AB Class A	9,552	182,962
Volvo AB Class B	68,037	1,269,253

		16,546,515

Switzerland - 9.9%
ABB Ltd.	78,229	2,537,803
Alcon, Inc.	23,797	1,885,339
Chocoladefabriken Lindt & Spruengli AG	55	1,199,887
Cie Financiere Richemont SA Class A	24,860	3,151,123
Credit Suisse Group AG	126,259	993,925
Givaudan SA	440	1,818,492
Holcim Ltd.	24,933	1,212,661
Kuehne + Nagel International AG	2,588	734,808
Lonza Group AG	3,547	2,570,168
Nestle SA	134,060	17,430,302
Novartis AG	104,343	9,160,429
Partners Group Holding AG	1,081	1,338,496
Roche Holding AG	34,984	13,904,946
Schindler Holding AG	2,898	619,836
SGS SA	286	795,121
Sika AG	6,757	2,235,578
Swisscom AG	1,234	741,395
UBS Group AG (XVTX)	167,510	3,273,364
Zurich Insurance Group AG	7,166	3,539,285

		69,142,958

Taiwan - 0.3%
Sea Ltd. ADR *	15,240	1,825,600

United Arab Emirates - 0.0%
NMC Health PLC *	4,009	8

United Kingdom - 10.0%
Ashtead Group PLC	21,251	1,338,056
Associated British Foods PLC	16,974	368,728
AstraZeneca PLC	73,780	9,784,180
Aviva PLC	180,627	1,068,754
BAE Systems PLC	151,105	1,419,095
Barclays PLC	798,371	1,547,622
BP PLC	940,365	4,610,024
British American Tobacco PLC	103,814	4,359,896
BT Group PLC	425,222	1,013,860
CK Hutchison Holdings Ltd.	128,000	935,988
Coca-Cola Europacific Partners PLC	9,775	475,163
Compass Group PLC	84,983	1,828,842
Diageo PLC	111,029	5,631,894
Experian PLC	43,952	1,693,278
HSBC Holdings PLC	969,125	6,619,669
Imperial Brands PLC	45,072	949,429
Legal & General Group PLC	284,494	1,008,642
Lloyds Banking Group PLC	3,382,594	2,059,885
London Stock Exchange Group PLC	15,672	1,634,285
National Grid PLC	172,274	2,647,542
Natwest Group PLC	269,571	761,359
Prudential PLC	130,808	1,931,153
Reckitt Benckiser Group PLC	34,023	2,595,475
RELX PLC	92,130	2,866,876

	Shares	Value
SSE PLC	50,764	$1,159,908
Standard Chartered PLC	124,705	827,793
Tesco PLC	366,218	1,325,820
Unilever PLC	122,310	5,553,210
Vodafone Group PLC	1,299,707	2,131,239

		70,147,665

United States - 1.8%
Brookfield Renewable Corp. Class A	6,167	269,342
GlaxoSmithKline PLC	239,642	5,185,120
Schneider Electric SE	25,746	4,322,504
Stellantis NV	96,981	1,570,071
Swiss Re AG	14,365	1,367,461

		12,714,498

Total Common Stocks (Cost $607,271,237)		682,826,825

	Principal Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
Fixed Income Clearing Corp. 0.000% due 04/01/22 (Dated 03/31/22, repurchase price of $3,673,729; collateralized by U.S. Treasury Notes: 2.375% due 03/31/29 and value $3,747,284)	$3,673,729	3,673,729

U.S. Treasury Bills - 0.0%
1.244% due 01/26/23 ‡	300,000	296,628

Total Short-Term Investments (Cost $3,970,693)		3,970,357

TOTAL INVESTMENTS - 99.1% (Cost $615,226,439)		690,348,873

DERIVATIVES - 0.1%		360,468

OTHER ASSETS & LIABILITIES, NET - 0.8%		5,579,107

NET ASSETS - 100.0%		$696,288,448

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/22	82	$8,442,313	$8,792,040	$349,727
S&P/TSX 60 Index	06/22	4	832,102	842,843	10,741

Total Futures Contracts					$360,468

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:

		Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$8,386	$-	$8,386	$-
	Preferred Stocks	3,543,305	-	3,543,305	-
	Common Stocks
	Australia	54,151,902	-	54,151,902	-
	Austria	342,580	-	342,580	-
	Belgium	4,588,766	-	4,588,766	-
	Brazil	1,016,521	1,016,521	-	-
	Canada	83,218,558	83,218,558	-	-
	China	3,591,981	-	3,591,981	-
	Denmark	16,008,894	-	16,008,894	-
	Finland	6,298,494	-	6,298,494	-
	France	65,911,439	1,125,350	64,786,089	-
	Germany	48,834,947	-	48,834,947	-
	Hong Kong	15,695,844	566,500	15,129,344	-
	Ireland	3,230,296	847,761	2,382,535	-
	Israel	1,357,224	699,734	657,490	-
	Italy	10,294,190	-	10,294,190	-
	Japan	129,274,677	-	129,274,677	-
	Luxembourg	972,716	-	972,716	-
	Macau	890,417	-	890,417	-
	Netherlands	36,073,426	-	36,073,426	-
	New Zealand	482,085	-	482,085	-
	Norway	3,215,904	-	3,215,904	-
	Portugal	650,284	-	650,284	-
	Saudi Arabia	338,602	-	338,602	-
	Singapore	7,395,818	180,939	7,214,879	-
	South Africa	3,161,907	-	3,161,907	-
	Spain	15,452,109	-	15,452,109	-
	Sweden	16,546,515	-	16,546,515	-
	Switzerland	69,142,958	-	69,142,958	-
	Taiwan	1,825,600	1,825,600	-	-
	United Arab Emirates	8	-	8	-
	United Kingdom	70,147,665	475,163	69,672,502	-
	United States	12,714,498	269,342	12,445,156	-

	Total Common Stocks	682,826,825	90,225,468	592,601,357	-

	Short-Term Investments	3,970,357	-	3,970,357	-
	Derivatives:
	Equity Contracts
	Futures	360,468	360,468	-	-

	Total	$690,709,341	$90,585,936	$600,123,405	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 302

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2022 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2022. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of March 31, 2022.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2022.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).
f	All or a portion of this senior loan is unfunded as of March 31, 2022. The interest rate for fully unfunded terms loans is to be determined.
Counterparty and Exchange Abbreviations:
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CBOE	Chicago Board of Options Exchange
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
OCC	Options Clearing Corp
SCB	Standard Chartered Bank
SGN	Societe Generale
TDB	Toronto Dominion Bank
UBS	UBS
Reference Rate Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended March 31, 2022 are summarized in the following table:

Portfolio	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Core Income Portfolio	$181,159	$179,631	($1,529)
Diversified Bond	878,261	870,850	(7,411)
Floating Rate Income	4,707,569	4,682,139	(11,309)

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended March 31, 2022 is as follows:

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2022
						Ending Value	Share Balance
ESG Diversified
Pacific Funds ESG Core Bond Class I	$3,183,423	$356,864	$1,048,131	($62,361)	($136,579)	$2,293,216	250,078

ESG Diversified Growth
Pacific Funds ESG Core Bond Class I	$1,141,476	$19,541	$480,367	($29,112)	($37,184)	$614,354	66,996

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond Class P	$58,458,709	$120,585	$23,943,299	$2,284,710	($3,626,602)	$33,294,103	3,005,303
PD Aggregate Bond Index Class P	233,593,274	33,859,040	2,730,366	512,766	(14,506,965)	250,727,749	19,101,118
PD High Yield Bond Market Class P	98,131,090	145,274	25,593,291	7,679,971	(12,260,093)	68,102,951	3,749,490
PD Large-Cap Growth Index Class P	53,111,237	25,529,574	713,216	376,730	(4,545,900)	73,758,425	986,713
PD Large-Cap Value Index Class P	60,337,106	17,028,750	2,532,251	1,010,571	(1,387,270)	74,456,906	1,730,621
PD Mid-Cap Index Class P	43,369,396	1,167,397	745,413	170,404	(2,598,829)	41,362,955	3,188,365
PD Small-Cap Growth Index Class P	13,181,619	1,088,876	8,989,647	(628,387)	(896,773)	3,755,688	90,942
PD Small-Cap Value Index Class P	19,985,332	181,804	7,111,227	395,837	(869,607)	12,582,139	354,211
PD Emerging Markets Index Class P	29,349,818	390,375	19,712,537	2,859,421	(5,136,033)	7,751,044	410,461
PD International Large-Cap Index Class P	46,684,459	10,302,042	1,452,435	568,614	(2,817,526)	53,285,154	2,259,760
Total	$656,202,040	$89,813,717	$93,523,682	$15,230,637	($48,645,598)	$619,077,114

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond Class P	$146,641,454	$281,780	$35,252,856	$3,499,171	($6,936,364)	$108,233,185	9,769,704
PD Aggregate Bond Index Class P	704,585,959	45,155,504	4,990,225	960,125	(42,819,684)	702,891,679	53,548,189
PD High Yield Bond Market Class P	326,379,478	200,746	89,255,059	27,622,940	(42,912,169)	222,035,936	12,224,455
PD Large-Cap Growth Index Class P	384,128,201	182,122,355	3,583,490	2,415,087	(33,051,295)	532,030,858	7,117,316
PD Large-Cap Value Index Class P	411,344,416	105,220,131	12,204,500	6,011,827	(8,780,722)	501,591,152	11,658,611
PD Mid-Cap Index Class P	317,231,066	1,708,833	54,552,162	12,153,566	(30,665,867)	245,875,436	18,952,724
PD Small-Cap Growth Index Class P	72,731,632	2,041,420	34,857,969	6,490,814	(15,234,304)	31,171,593	754,800
PD Small-Cap Value Index Class P	119,239,341	351,724	45,690,476	14,805,190	(17,645,759)	71,060,020	2,000,475
PD Emerging Markets Index Class P	158,831,456	538,151	96,384,055	21,208,612	(33,863,563)	50,330,601	2,665,287
PD International Large-Cap Index Class P	343,936,565	18,139,292	4,953,957	1,527,982	(18,378,083)	340,271,799	14,430,525
Total	$2,985,049,568	$355,759,936	$381,724,749	$96,695,314	($250,287,810)	$2,805,492,259

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond Class P	$27,684,851	$17,774,679	$64,175	$3,260	($702,570)	$44,696,045	4,034,503
PD Aggregate Bond Index Class P	221,456,161	9,588,003	20,764,027	2,063,832	(15,064,079)	197,279,890	15,029,315
PD High Yield Bond Market Class P	119,989,687	4,587,077	1,133,117	316,462	(5,840,363)	117,919,746	6,492,213
PD Large-Cap Growth Index Class P	313,994,053	123,794,494	203,623	139,463	(25,907,390)	411,816,997	5,509,138
PD Large-Cap Value Index Class P	333,522,357	59,936,887	731,086	347,694	(2,590,401)	390,485,451	9,076,153
PD Mid-Cap Index Class P	259,234,614	14,004,043	69,490,848	15,461,745	(30,563,523)	188,646,031	14,541,331
PD Small-Cap Growth Index Class P	64,615,760	7,587,015	16,384,977	6,185,320	(14,110,439)	47,892,679	1,159,690
PD Small-Cap Value Index Class P	83,278,204	2,631,911	11,184,997	5,224,675	(7,199,934)	72,749,859	2,048,047
PD Emerging Markets Index Class P	120,202,494	4,882,888	44,759,759	9,347,313	(19,661,255)	70,011,681	3,707,511
PD International Large-Cap Index Class P	304,977,781	12,970,143	530,130	189,151	(14,875,528)	302,731,417	12,838,481
Total	$1,848,955,962	$257,757,140	$165,246,739	$39,278,915	($136,515,482)	$1,844,229,796

Portfolio Optimization Conservative
Core Income Class P	$61,371,718	$404,597	$3,478,497	$411,618	($3,626,474)	$55,082,962	4,531,805
Diversified Bond Class P	432,306,146	7,081,939	17,227,339	3,928,801	(41,676,079)	384,413,468	26,008,668
Floating Rate Income Class P	14,970,855	48,474,603	941,525	99,407	158,777	62,762,117	4,491,473
High Yield Bond Class P	89,891,058	13,951,829	2,306,552	451,267	(4,090,646)	97,896,956	9,385,101
Inflation Managed Class P	45,041,363	20,614,904	2,214,683	484,246	(2,040,805)	61,885,025	4,227,042
Intermediate Bond Class P	131,663,262	1,130,455	8,831,596	(407,505)	(7,114,014)	116,440,602	12,383,333
Managed Bond Class P	198,344,701	1,754,751	14,142,940	1,268,150	(12,839,172)	174,385,490	11,329,136
Short Duration Bond Class P	209,359,093	1,315,574	39,725,779	3,005,137	(7,974,908)	165,979,117	15,205,500
Emerging Markets Debt Class P	59,663,390	1,949,756	24,731,846	4,187,236	(5,848,249)	35,220,287	2,902,268
Dividend Growth Class P	21,116,805	1,409,647	3,346,342	1,556,653	(2,551,047)	18,185,716	469,733

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2022
						Ending Value	Share Balance
Equity Index Class P	9,749,660	4,139,222	933,559	474,788	(831,594)	12,598,517	106,726
Focused Growth Class P	8,162,672	9,604,400	807,817	46,243	(896,268)	16,109,230	284,940
Growth Class P	20,102,318	3,005,906	7,908,205	3,526,713	(5,953,910)	12,772,822	206,666
Large-Cap Growth Class P	12,623,796	2,905,273	1,183,007	545,286	(2,183,294)	12,708,054	504,758
Large-Cap Value Class P	15,775,419	5,768,541	1,884,911	909,594	(1,075,589)	19,493,054	521,917
Main Street Core Class P	6,738,213	6,697,324	577,709	282,182	(650,714)	12,489,296	172,904
Mid-Cap Equity Class P	8,936,940	536,399	1,002,702	393,637	(434,540)	8,429,734	200,202
Mid-Cap Growth Class P	17,837,496	2,905,215	1,405,531	689,648	(3,105,854)	16,920,974	557,393
Mid-Cap Value Class P	18,070,236	1,199,311	2,565,214	1,019,579	(1,046,055)	16,677,857	410,879
Small-Cap Equity Class P	14,895,019	928,513	5,033,756	7,610	(360,420)	10,436,966	271,160
Small-Cap Value Class P	14,901,142	1,079,074	4,924,490	92,422	(788,677)	10,359,471	290,412
Value Class P	15,798,423	3,800,734	1,898,211	483,462	(89,240)	18,095,168	786,363
Value Advantage Class P	17,296,626	2,004,730	2,399,042	1,235,836	(817,871)	17,320,279	681,940
Emerging Markets Class P	29,676,605	4,377,457	21,969,845	(1,822,980)	(2,759,779)	7,501,458	386,080
International Growth Class P	11,215,045	1,442,856	7,637,175	(1,168,569)	(259,431)	3,592,726	418,410
International Large-Cap Class P	7,519,129	700,511	1,336,428	472,150	(1,025,924)	6,329,438	461,313
International Small-Cap Class P	-	6,912,253	4,074	66	2,885	6,911,130	408,228
International Value Class P	3,732,472	7,954,383	667,700	214,576	(127,768)	11,105,963	688,111
Total	$1,496,759,602	$164,050,157	$181,086,475	$22,387,253	($110,006,660)	$1,392,103,877

Portfolio Optimization Moderate-Conservative
Core Income Class P	$79,128,689	$22,557	$9,211,873	$1,050,029	($5,170,436)	$65,818,966	5,415,081
Diversified Bond Class P	556,791,424	158,747	47,797,582	10,996,509	(59,072,180)	461,076,918	31,195,568
Floating Rate Income Class P	22,333,624	58,772,321	1,445,314	181,953	116,314	79,958,898	5,722,134
High Yield Bond Class P	123,292,136	26,913,665	4,633,677	841,949	(5,790,275)	140,623,798	13,481,201
Inflation Managed Class P	67,357,088	6,217,264	3,038,067	671,259	(2,683,620)	68,523,924	4,680,510
Intermediate Bond Class P	169,005,836	69,814	20,302,864	(1,002,245)	(8,568,156)	139,202,385	14,804,024
Managed Bond Class P	254,111,134	111,169	31,672,683	5,302,260	(19,955,983)	207,895,897	13,506,174
Short Duration Bond Class P	111,254,198	45,316	9,999,559	606,962	(3,286,766)	98,620,151	9,034,683
Emerging Markets Debt Class P	65,474,951	511	32,535,567	3,066,334	(5,099,560)	30,906,669	2,546,811
Dividend Growth Class P	66,167,697	14,199	12,432,979	4,884,635	(8,163,704)	50,469,848	1,303,624
Equity Index Class P	30,559,011	5,725,311	884,883	371,689	(1,670,053)	34,101,075	288,881
Focused Growth Class P	26,512,068	23,365,539	436,434	20,413	(3,005,107)	46,456,479	821,721
Growth Class P	63,522,119	254,065	19,183,283	8,451,350	(16,428,383)	36,615,868	592,449
Large-Cap Growth Class P	40,975,442	605,230	845,615	389,513	(6,003,032)	35,121,538	1,395,012
Large-Cap Value Class P	49,765,523	4,821,004	2,892,275	1,406,259	(2,147,221)	50,953,290	1,364,248
Main Street Core Class P	21,409,175	13,718,006	423,560	211,605	(1,461,597)	33,453,629	463,138
Mid-Cap Equity Class P	22,086,770	5,697	4,154,439	1,439,362	(1,654,041)	17,723,349	420,920
Mid-Cap Growth Class P	44,167,197	240,509	5,216,581	2,657,640	(8,875,428)	32,973,337	1,086,173
Mid-Cap Value Class P	45,352,960	640,019	3,228,280	1,324,439	(1,494,746)	42,594,392	1,049,363
Small-Cap Equity Class P	25,535,172	-	11,562,708	29,263	(640,448)	13,361,279	347,135
Small-Cap Growth Class P	5,106,218	47,376	1,158,868	543,240	(1,352,245)	3,185,721	95,816
Small-Cap Index Class P	10,743,660	4,431,346	80,631	21,918	(867,296)	14,248,997	429,346
Small-Cap Value Class P	24,462,031	-	13,142,124	1,610,315	(2,669,818)	10,260,404	287,635
Value Class P	52,191,696	-	5,622,489	2,314,471	(1,218,324)	47,665,354	2,071,396
Value Advantage Class P	54,298,306	-	9,027,077	4,471,198	(3,254,918)	46,487,509	1,830,323
Emerging Markets Class P	60,784,598	181,827	18,351,514	5,171,288	(14,745,774)	33,040,425	1,700,503
International Growth Class P	47,800,728	106,955	10,111,344	(1,553,220)	(4,773,375)	31,469,744	3,664,976
International Large-Cap Class P	38,361,722	7,271,087	1,425,264	447,204	(3,418,931)	41,235,818	3,005,423
International Small-Cap Class P	11,126,561	10,258,626	257,623	82,996	(962,769)	20,247,791	1,196,000
International Value Class P	25,541,970	37,261,740	2,786,205	916,811	(487,725)	60,446,591	3,745,192
Real Estate Class P	11,584,743	9,617,050	330,765	109,360	(517,492)	20,462,896	515,242
Total	$2,226,804,447	$210,876,950	$284,192,127	$57,036,759	($195,323,089)	$2,015,202,940

Portfolio Optimization Moderate
Core Income Class P	$270,864,467	$-	$40,699,735	$7,464,251	($21,573,474)	$216,055,509	17,775,396
Diversified Bond Class P	1,897,492,231	-	219,620,481	49,201,732	(212,961,114)	1,514,112,368	102,441,899
Floating Rate Income Class P	47,671,178	250,542,619	2,786,233	499,895	939,908	296,867,367	21,244,851
High Yield Bond Class P	430,251,636	29,473,690	14,911,921	5,994,698	(23,568,247)	427,239,856	40,958,263
Inflation Managed Class P	95,813,474	78,143,171	3,993,224	887,805	(4,719,740)	166,131,486	11,347,571
Intermediate Bond Class P	578,099,568	-	88,513,482	(4,553,268)	(28,103,326)	456,929,492	48,593,960

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2022
						Ending Value	Share Balance
Managed Bond Class P	864,409,309	-	132,791,441	14,590,471	(64,299,257)	681,909,082	44,300,937
Short Duration Bond Class P	379,051,552	24,079,573	16,965,892	1,407,371	(10,724,350)	376,848,254	34,523,416
Emerging Markets Debt Class P	185,848,563	-	92,269,999	13,290,395	(19,105,031)	87,763,928	7,232,037
Dividend Growth Class P	433,269,187	-	86,613,520	31,836,674	(53,490,690)	325,001,651	8,394,715
Equity Index Class P	198,240,724	35,027,715	4,557,663	1,898,748	(10,408,813)	220,200,711	1,865,392
Focused Growth Class P	170,909,266	166,279,883	1,953,929	106,261	(19,140,589)	316,200,892	5,592,953
Growth Class P	420,334,585	-	111,002,484	45,123,970	(97,762,223)	256,693,848	4,153,333
Large-Cap Growth Class P	266,307,203	22,946,284	4,345,905	2,020,116	(38,255,663)	248,672,035	9,877,144
Large-Cap Value Class P	323,526,632	2,057,793	16,028,851	7,923,951	(13,089,014)	304,390,511	8,149,900
Main Street Core Class P	144,597,424	82,154,508	2,243,710	1,322,488	(9,825,100)	216,005,610	2,990,418
Mid-Cap Equity Class P	123,677,554	-	20,389,349	7,182,086	(8,345,195)	102,125,096	2,425,419
Mid-Cap Growth Class P	271,450,777	-	16,233,537	8,276,193	(46,515,948)	216,977,485	7,147,442
Mid-Cap Value Class P	227,795,575	-	19,407,358	7,872,784	(8,838,865)	207,422,136	5,110,090
Small-Cap Equity Class P	152,746,332	-	53,204,467	15,258,058	(19,104,627)	95,695,296	2,486,231
Small-Cap Growth Class P	17,609,855	40,913,630	5,511	2,640	(3,429,054)	55,091,560	1,656,969
Small-Cap Index Class P	55,664,105	10,024,881	332,724	165,988	(4,459,600)	61,062,650	1,839,920
Small-Cap Value Class P	153,115,595	-	51,172,842	12,243,805	(19,545,239)	94,641,319	2,653,125
Value Class P	338,857,986	-	52,061,401	21,364,639	(14,527,615)	293,633,609	12,760,455
Value Advantage Class P	352,733,796	-	80,522,737	39,114,833	(31,316,483)	280,009,409	11,024,629
Emerging Markets Class P	343,388,920	-	143,198,293	45,514,479	(99,420,452)	146,284,654	7,528,885
International Growth Class P	228,862,693	-	3,890,128	(558,738)	(30,104,085)	194,309,742	22,629,371
International Large-Cap Class P	212,161,468	39,244,961	6,257,498	1,958,613	(18,480,714)	228,626,830	16,663,192
International Small-Cap Class P	47,444,351	43,200,094	657,663	213,299	(3,988,169)	86,211,912	5,092,379
International Value Class P	180,366,483	151,598,848	15,783,701	8,105,854	(5,828,361)	318,459,123	19,731,313
Real Estate Class P	98,756,370	38,829,546	2,124,825	684,135	(5,074,238)	131,070,988	3,300,280
Total	$9,511,318,859	$1,014,517,196	$1,304,540,504	$346,414,226	($945,065,368)	$8,622,644,409

Portfolio Optimization Growth
Core Income Class P	$159,692,012	$-	$24,252,434	$4,053,656	($12,409,254)	$127,083,980	10,455,498
Diversified Bond Class P	1,110,274,614	-	123,923,573	23,784,450	(119,894,281)	890,241,210	60,231,989
Floating Rate Income Class P	43,398,223	74,005,399	1,892,477	338,959	(24,574)	115,825,530	8,288,874
High Yield Bond Class P	261,666,880	-	17,494,164	3,950,570	(14,794,805)	233,328,481	22,368,534
Inflation Managed Class P	-	152,963,875	-	-	(2,149,315)	150,814,560	10,301,352
Intermediate Bond Class P	335,224,077	-	49,470,611	(2,617,499)	(16,408,507)	266,727,460	28,366,179
Managed Bond Class P	508,614,441	-	76,151,615	6,360,597	(35,754,196)	403,069,227	26,185,814
Short Duration Bond Class P	213,721,752	-	18,190,528	1,041,049	(6,265,966)	190,306,307	17,434,136
Emerging Markets Debt Class P	126,033,891	-	42,927,586	(248,757)	(3,348,937)	79,508,611	6,551,772
Dividend Growth Class P	534,624,044	-	95,642,639	35,076,957	(61,870,044)	412,188,318	10,646,726
Equity Index Class P	245,268,198	51,306,298	5,237,569	2,141,309	(12,623,818)	280,854,418	2,379,210
Focused Growth Class P	230,641,828	220,820,834	1,263,924	73,208	(25,808,057)	424,463,889	7,507,906
Growth Class P	566,017,228	-	151,947,601	62,320,687	(133,280,753)	343,109,561	5,551,549
Large-Cap Growth Class P	353,358,857	33,044,780	4,525,510	2,100,493	(50,161,311)	333,817,309	13,259,076
Large-Cap Value Class P	386,366,089	4,835,344	16,319,294	6,781,822	(13,083,753)	368,580,208	9,868,546
Main Street Core Class P	177,510,340	110,534,458	2,377,391	1,111,066	(11,573,349)	275,205,124	3,809,986
Mid-Cap Equity Class P	156,971,992	-	22,007,651	8,460,913	(9,865,463)	133,559,791	3,171,977
Mid-Cap Growth Class P	314,946,675	-	11,339,342	5,784,783	(50,151,188)	259,240,928	8,539,640
Mid-Cap Value Class P	320,937,664	-	31,790,470	15,617,259	(17,067,779)	287,696,674	7,087,749
Small-Cap Equity Class P	130,743,797	-	24,834,668	16,351,225	(19,867,738)	102,392,616	2,660,232
Small-Cap Growth Class P	40,231,999	14,369,075	156,143	73,012	(6,771,144)	47,746,799	1,436,063
Small-Cap Index Class P	84,298,450	-	9,514,228	4,752,051	(11,082,170)	68,454,103	2,062,637
Small-Cap Value Class P	131,653,676	-	27,608,688	13,516,931	(20,166,310)	97,395,609	2,730,338
Value Class P	405,044,785	-	63,206,336	20,532,622	(12,414,508)	349,956,563	15,208,085
Value Advantage Class P	421,594,332	-	89,481,944	44,253,580	(34,962,350)	341,403,618	13,441,864
Emerging Markets Class P	383,652,471	-	108,640,374	34,527,435	(94,801,095)	214,738,437	11,052,020
International Growth Class P	335,877,069	16,281,999	1,966,604	(287,722)	(44,927,462)	304,977,280	35,517,746
International Large-Cap Class P	292,205,711	12,116,100	7,408,499	2,290,740	(25,098,471)	274,105,581	19,977,857
International Small-Cap Class P	86,084,980	39,885,219	594,767	190,267	(7,095,872)	118,469,827	6,997,794
International Value Class P	246,067,775	67,854,035	16,140,898	8,273,991	(6,137,278)	299,917,625	18,582,505
Real Estate Class P	91,429,135	33,966,873	1,942,541	606,039	(4,738,801)	119,320,705	3,004,416
Total	$8,694,152,985	$831,984,289	$1,048,250,069	$321,211,693	($884,598,549)	$7,914,500,349

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2022
						Ending Value	Share Balance

Portfolio Optimization Aggressive-Growth
Core Income Class P	$19,194,548	$1,238	$3,769,465	$437,510	($1,442,087)	$14,421,744	1,186,511
Diversified Bond Class P	132,471,351	28,511	21,779,045	1,984,705	(13,426,431)	99,279,091	6,717,030
Floating Rate Income Class P	-	26,838,324	-	-	172,922	27,011,246	1,933,018
High Yield Bond Class P	61,335,893	-	4,209,800	705,999	(3,256,834)	54,575,258	5,231,974
Inflation Managed Class P	-	17,892,217	-	-	(251,406)	17,640,811	1,204,951
Intermediate Bond Class P	40,217,811	8,815	7,639,299	(414,628)	(1,861,222)	30,311,477	3,223,593
Managed Bond Class P	60,514,597	9,397	12,563,690	1,030,315	(4,503,223)	44,487,396	2,890,170
Short Duration Bond Class P	19,990,182	1,644	1,698,080	95,359	(586,044)	17,803,061	1,630,955
Emerging Markets Debt Class P	29,475,889	16,670	10,044,898	1,666,845	(2,511,267)	18,603,239	1,532,968
Dividend Growth Class P	141,200,689	-	26,263,355	11,178,284	(18,258,240)	107,857,378	2,785,930
Equity Index Class P	64,249,060	13,123,120	1,294,759	676,398	(3,428,210)	73,325,609	621,165
Focused Growth Class P	60,166,917	59,217,795	147,023	7,932	(6,706,131)	112,539,490	1,990,596
Growth Class P	146,651,253	243,406	37,548,760	17,047,656	(35,410,305)	90,983,250	1,472,119
Large-Cap Growth Class P	92,191,977	9,236,565	1,067,059	495,090	(13,030,918)	87,825,655	3,488,396
Large-Cap Value Class P	97,179,922	2,286,060	3,273,698	1,355,002	(2,942,103)	94,605,183	2,533,005
Main Street Core Class P	45,987,830	29,054,189	591,945	275,157	(2,984,556)	71,740,675	993,190
Mid-Cap Equity Class P	46,940,908	3,543	13,000,350	7,433,244	(7,974,597)	33,402,748	793,298
Mid-Cap Growth Class P	99,395,585	248,139	15,457,448	7,877,753	(21,878,795)	70,185,234	2,311,968
Mid-Cap Value Class P	101,509,037	-	33,062,285	16,266,733	(16,688,024)	68,025,461	1,675,888
Small-Cap Equity Class P	38,743,924	-	6,377,493	2,904,249	(3,954,789)	31,315,891	813,609
Small-Cap Growth Class P	15,099,137	23,069,047	-	-	(2,769,160)	35,399,024	1,064,684
Small-Cap Index Class P	27,611,668	47,632	4,750,018	2,372,488	(4,435,320)	20,846,450	628,138
Small-Cap Value Class P	38,999,687	-	5,170,300	2,530,347	(4,565,117)	31,794,617	891,314
Value Class P	101,681,360	-	13,689,615	4,418,810	(2,356,774)	90,053,781	3,913,473
Value Advantage Class P	105,291,899	-	20,475,068	9,470,439	(7,144,398)	87,142,872	3,431,020
Emerging Markets Class P	125,828,991	569,540	18,042,353	2,933,761	(22,775,043)	88,514,896	4,555,628
International Growth Class P	87,932,157	7,792,536	278,101	(40,501)	(11,832,538)	83,573,553	9,733,001
International Large-Cap Class P	91,594,607	13,056	5,710,599	1,648,219	(8,806,909)	78,738,374	5,738,752
International Small-Cap Class P	30,173,512	27,352,177	102,653	32,639	(2,453,023)	55,002,652	3,248,905
International Value Class P	86,597,344	7,682,138	3,923,216	665,941	(96,024)	90,926,183	5,633,668
Real Estate Class P	32,477,992	7,144,862	735,474	231,039	(1,795,965)	37,322,454	939,755
Total	$2,040,705,727	$231,880,621	$272,665,849	$95,286,785	($229,952,531)	$1,865,254,753

As of March 31, 2022, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Portfolio	Ownership Percentage
Hedged Equity	14.94%
ESG Diversified	56.86%
ESG Diversified Growth	96.30%